As filed with the Securities and Exchange	Registration No. 333-63692
Commission on April 13, 2007	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 13	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.		[X]
(Check appropriate box or boxes.)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Deferred Combination Variable and Fixed Annuity Contracts

PART A

ING USA Annuity and Life Insurance Company Separate Account B of ING USA Annuity and Life Insurance Company Deferred Combination Variable and Fixed Annuity Prospectus

ING SMARTDESIGN ADVANTAGE

April 30, 2007

     This prospectus describes ING SmartDesign Advantage, a group and individual deferred variable annuity contract (the “Contract”) offered for sale by ING USA Annuity and Life Insurance Company (the “Company,” “we” or “our”) through Separate Account B (the “Separate Account”). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that do not qualify for such treatment (“non-qualified Contracts”).

     The Contract provides a means for you to allocate your premium payments and credits, if applicable, in one or more subaccounts, each of which invest in a single investment portfolio. You may also allocate premium payments and credits, if applicable, to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, some guaranteed interest periods or subaccounts may not be available. The investment portfolios available under your Contract are listed on the back of this cover.

     You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, less credits we added, if applicable, (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated, April 30, 2007, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-63692. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

     Allocations to a subaccount investing in a Trust or Fund (investment portfolio) is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

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     We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the back of this cover.

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The investment portfolios available under your Contract are:

ING Investors Trust	ING Partners, Inc.
ING AllianceBernstein Mid Cap Growth Portfolio (Class S)	ING Baron Small Cap Growth Portfolio (Service Class)
ING American Funds Growth Portfolio	ING Columbia Small Cap Value II Portfolio (Service Class)
ING American Funds Growth-Income Portfolio	ING Davis Venture Value Portfolio (Service Class)
ING American Funds International Portfolio	ING JPMorgan International Portfolio (Service Class)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Legg Mason Partners Aggressive Growth Portfolio
ING Capital Guardian U.S. Equities Portfolio (Class S)	(Service Class)
ING EquitiesPlus Portfolio (Class S)	ING Neuberger Berman Regency Portfolio (Service Class)
ING Evergreen Health Sciences Portfolio (Class S)	ING Oppenheimer Global Portfolio (Service Class)
ING Evergreen Omega Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Service Class)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING FMRSM Large Cap Growth Portfolio (Class S)	ING Van Kampen Comstock Portfolio (Service Class)
ING Franklin Income Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio (Service Class)
ING Franklin Mutual Shares Portfolio (Class S)
ING Franklin Templeton Founding Strategy Portfolio (Class S)	ING Variable Portfolios, Inc.
ING Global Real Estate Portfolio (Class S)	ING VP Index Plus LargeCap Portfolio (Class S)
ING Global Resources Portfolio (Class S)	ING VP Index Plus MidCap Portfolio (Class S)
ING Global Technology Portfolio (Class S)	ING VP Index Plus SmallCap Portfolio (Class S)
ING Janus Contrarian Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING Variable Products Trust
ING JPMorgan Small Cap Core Equity Portfolio (Class S)	ING VP Financial Services Portfolio (Class S)
ING JPMorgan Value Opportunities Portfolio (Class S)
ING Julius Baer Foreign Portfolio (Class S)	ING VP Intermediate Bond Portfolio (Class S)
ING Legg Mason Value Portfolio (Class S)
ING LifeStyle Aggressive Growth Portfolio (Class S)	Fidelity Variable Insurance Products
ING LifeStyle Growth Portfolio (Class S)	Fidelity VIP Contrafund Portfolio (Service Class 2)
ING LifeStyle Moderate Growth Portfolio (Class S)	Fidelity VIP Equity-Income Portfolio (Service Class 2)
ING LifeStyle Moderate Portfolio (Class S)
ING Liquid Assets Portfolio (Class S)
ING Marsico Growth Portfolio (Class S)
ING Marsico International Opportunities Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)
ING Oppenheimer Main Street Portfolio (Class S)
ING PIMCO Core Bond Portfolio (Class S)
ING PIMCO High Yield Portfolio (Class S)
ING Pioneer Fund Portfolio (Class S)
ING Pioneer Mid Cap Value Portfolio (Class S)
ING Templeton Global Growth Portfolio (Class S)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)
ING Van Kampen Global Franchise Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio (Class S)
ING Van Kampen Real Estate Portfolio (Class S)
ING VP Index Plus International Equity Portfolio (Class S)

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TABLE OF CONTENTS

			Page
Index of Special Terms			ii
Fees and Expenses			1
Condensed Financial Information			4
ING USA Separate Account B			5
ING USA Annuity and Life Insurance Company			5
The Trusts and Funds			7
Charges and Fees			9
The Annuity Contract			14
Living Benefit Riders			14
Withdrawals			26
Transfers Among Your Investments (Excessive Trading Policy)			29
Death Benefit Choices			33
The Income Phase			39
Other Contract Provisions			43
Other Information			46
Federal Tax Considerations			47
Statement of Additional Information			SAI-1
Appendix A	-	Condensed Financial Information	A1
Appendix B	-	The Investment Portfolios	B1
Appendix C	-	Fixed Account II	C1
Appendix D	-	Fixed Interest Division	D1
Appendix E	-	Surrender Charge for Excess Withdrawals Example	E1
Appendix F	-	Withdrawal Adjustment for 5% Roll-Up Death Benefit Examples	F1
Appendix G	-	Special Funds and Excluded Funds Examples	G1
Appendix H	-	MGWB Excess Withdrawal Amount Examples	H1
Appendix I	-	Projected Schedule of ING GET U.S. Core Portfolio Offerings	I1

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Notice to Existing Contract Owners

This prospectus will be delivered to prospective purchasers in connection with sales occurring on and after April 30, 2007, as well as to owners having purchased the Contract earlier. The
Contract is sold on a continuous basis. And the prospectus is updated at least annually, including for any changes with the Contract, like the Company: introducing or discontinuing the availability of a rider; liberalizing a benefit or exercising any rights reserved under the Contract or a rider;
or altering administrative procedures. The Company may also make subaccount changes
(investment portfolios of the Trusts or Funds available under the Contract). Any change may or may not apply to an existing Contract. The prospectus reflects the status of the Contract (and rider availability) as of April 30, 2007 and therefore may contain information that is inapplicable to your Contract. In the event of any conflict with the prospectus, the terms of your Contract and any riders will control.

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

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Special Term	Page
Accumulation Unit	4
Annual Ratchet	36
Annuitant	15
Cash Surrender Value	20
Contract Date	14
Contract Owner	14
Contract Value	19
Contract Year	14
Covered Funds	8
Earnings Multiplier Benefit	37
Excluded Funds	8
Free Withdrawal Amount	10
GET Fund	7
Income Phase Start Date	19
Net Investment Factor	4
Net Rate of Return	4
Restricted Funds	8
5% Roll-up	35
Special Funds	8
Standard Death Benefit	34

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The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract

Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Transfer Charge	Excess Allocation Charge
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Withdrawals	Partial Withdrawals

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses[1]

Surrender Charge:

Complete Years Elapsed	0	1	2	3+
Since Premium Payment
Surrender Charge (as a percentage	6%	5%	4%	0%
of Premium Payment)

Transfer Charge[2]				$25 per transfer, if you
make more than 12 transfers in a contract year

1	If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

2	We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge[1]

Administrative Charge

$30

(We waive this charge if the total of your premium payments is $50,000 or more or if your contract value at the end of a contract year is $50,000 or more.)

1	We deduct this charge on each contract anniversary and on surrender. See “The Income Phase — Charges Deducted.”

Separate Account Annual Charges[1]

	Option	Option	Option
	Package I	Package II	Package III

Mortality & Expense Risk Charge[2]	1.50%	1.70%	1.85%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total	1.65%	1.85%	2.00%
Optional Asset-Based Premium Credit Charge	0.60%	0.60%	0.60%
Total With Optional Premium Credit Charge	2.25%	2.45%	2.60%

GET Fund Guarantee Charge[3]	0.50%	0.50%	0.50%
Total With Optional Premium Credit Charge and
GET Fund Guarantee Charge	2.75%	2.95%	3.10%

1	As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily. Please see “Death Benefit During the Accumulation Phase” for a description of the Option Packages.”

2	During the income phase, the Mortality & Expense Risk Charge, on an annual basis, is equal to 1.25% of

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amounts invested in the subaccounts. The Premium Credit Option Charge is also deducted during the income phase, if otherwise applicable.

3	The GET Fund Guarantee Charge is deducted daily during the guarantee period from amounts allocated to the GET Fund investment option. Please see below for a description of the GET Fund guarantee.

Rider Charges [1]
Earnings Multiplier Benefit Rider Charge

As an Annual Charge		As a Quarterly Charge

0.25% of contract value		0.06% of contract value

Minimum Guaranteed Accumulation Benefit rider:

Waiting Period	As an Annual Charge	As a Quarterly Charge

10 Year	0.65% of the MGAB Charge Base [2]	0.17% of the MGAB Charge Base [2]

Minimum Guaranteed Withdrawal Benefit rider:

As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge If

Step-Up Benefit Elected

0.45% of contract value	0.12% of contract value	1.00% of contract value [3]

1	We deduct the rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract. If the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment. You may add only one optional benefit rider to your Contract and therefore cannot purchase both the Minimum Guaranteed Accumulation Benefit rider and the Minimum Guaranteed Withdrawal Benefit rider.

2	Please see “Charges and Fees – Optional Rider Charges” and “Optional Riders” later in this prospectus.

3	If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see “Minimum Guarantee Withdrawal Benefit Step-Up Benefit.”

Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees [1] , and	0.54%	1.51%
other expenses):

1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.

These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

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Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the example assumes election of Option Package III, election of the premium credit rider with a charge of 0.60% of the contract value annually, election of the earnings multiplier benefit rider with a charge of 0.25% of contract value annually and election of one of the living benefit riders noted below. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets. If you elect different options, your expenses will be lower. Note that surrender charges may apply if you choose to annuitize your Contract within the first contract year.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Minimum Guaranteed Accumulation Benefit:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,105	$1,924	$2,554	$5,176
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$505	$1,524	$2,554	$5,176
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$505	$1,524	$2,554	$5,176

Minimum Guaranteed Withdrawal Benefit: (assuming Step-Up in Year 6)

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,084	$1,855	$2,430	$5,120
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$484	$1,455	$2,430	$5,120
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$484	$1,455	$2,430	$5,120

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

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Fees Deducted by the Funds

     Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses” for more information.

     How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A — Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.

2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

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4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge; the daily premium credit option charge, if applicable, any optional rider charges and for the GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The statements of assets and liabilities, the related statements of operations and the statements of changes of Separate Account B and the financial statements of ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts. Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”) which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Lion Connecticut is the holding company for Directed Services LLC, the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

     Insurance and Other Regulatory Matters. The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices ; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

     Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

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ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

     Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

     You will find detailed information about the Trusts and Funds currently available under your Contract in Appendix B — The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Trust and Fund Expenses.” Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. Core Portfolio

An ING GET U.S. Core Portfolio (“GET Fund”) series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state. The GET Fund may not be available through all broker dealer selling firms. You may not allocate money into a GET Fund series if you elect an optional benefit rider.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix J for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an

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accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value, including any charges deducted for the earnings multiplier benefit rider, and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate. Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Restricted Funds

We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will allocate pro-rata the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none (currently, the ING Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the

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Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds

For purposes of determining death benefits and benefits under the living benefit riders (not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

1)	Covered Funds;

2)	Special Funds; and

3)	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits due to their potential for volatility.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under the optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option, with respect to new transfers to such investment option and with respect to the death benefits and/or optional benefit rider to which such designation applies. Selecting a Special or Excluded Fund may limit or reduce the death benefit and/or the minimum guaranteed accumulation benefit. For more information, please see “Death Benefit Choices – Death Benefit During the Accumulation Phase.” Also, please see Appendix G for examples.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts. The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

Charge Deduction Subaccount

You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the ING Liquid Assets Portfolio for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending notice to our Customer Service Center in a form satisfactory to us.

Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

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     Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 3-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. The surrender charge is based on the total amount withdrawn, including the amount deducted for the surrender charge. It is deducted from the contract value remaining after you have received the amount requested for withdrawal, not from the amount you requested as a withdrawal. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

Complete Years Elapsed	0	1	2	3+
Since Premium Payment

Surrender Charge (as a percentage of	6%	5%	4%	0%
Premium Payment)

Nursing Home Waiver. You may withdraw all or a portion of your contract value without a surrender charge if:

(1)	more than one contract year has elapsed since the contract date;

(2)	the withdrawal is requested within three years of your admission to a licensed nursing care facility; and

(3)	you have spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if you were in a nursing care facility for at least one day during the two week period immediately preceding or following the contract date. It will also not apply to Contracts where prohibited by state law. Please note that these withdrawals are subject to the premium credit recapture provisions.

     Free Withdrawal Amount. The Free Withdrawal Amount is 10% of contract value, based on the contract value on the date of the withdrawal. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the free withdrawal amount at any time exceed 30% of contract value.

     Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Earnings for purposes of calculating the surrender charge for excess withdrawals may not be the same as earnings under federal tax law.

     Premium Taxes. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to

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conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the annuity start date.

     Administrative Charge. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived under conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

     Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

     Mortality and Expense Risk Charge. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the option package you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

Option Package I		Option Package II		Option Package III

	Annual		Annual		Annual
	Charge		Charge		Charge
	Expressed as		Expressed as		Expressed as
Annual	Daily Rate	Annual	Daily Rate	Annual	Daily Rate
Charge		Charge		Charge

1.50%	0.004141%	1.70%	0.004698%	1.85%	0.005116%

     Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% from your assets in each subaccount. This charge is deducted daily from your assets in each subaccount.

     Premium Credit Option Charge. The amount of the asset-based premium credit option charge, on an annual basis, is equal to 0.60% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .001649% for 3 years following each credit from your assets in each subaccount. This charge will also be deducted from amounts allocated to the Fixed Account, resulting in a 0.60% reduction in the interest which would otherwise have been credited to your contract during the three contract years following each credit if you had not elected the premium credit option. The cost of providing the premium credit is generally covered by the premium

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credit option charge and, to some degree, by the mortality and expense risk charge. We expect to make less profit on those contracts under which the premium credit option rider is elected.

     Earnings Multiplier Benefit Charge. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. The quarterly charge for the earnings multiplier benefit rider is 0.06% (0.25% annually). If there is insufficient contract value in the subaccounts, we will deduct the charge from your Fixed Interest Allocations, starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider effective date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. For a description of the rider, see “The Earnings Multiplier Benefit Rider.” Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders. So long as the rider is in effect, we will deduct a separate quarterly charge for the optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charge from your Fixed Interest Allocations nearest their maturity date. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the rider and the defined terms used in connection with the riders, see “The Annuity Contract —Optional Riders.”

Minimum Guaranteed Accumulation Benefit (MGAB). The charge for the MGAB rider is as follows:

Waiting Period	As an Annual Charge	As a Quarterly Charge

10 Year	0.65% of the MGAB Charge Base	0.17% of the MGAB Charge Base

     The MGAB Charge will be made during the 10-year waiting period starting on the rider date and ending on the MGAB Date. The MGAB Charge Base is the total of premiums and credit, if applicable, added during the two-year period commencing on the rider date if you purchased the rider on the contract date, or, your contract value on the rider date plus premiums and credit, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three-year period before the MGAB date. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred. See “The Annuity Contract - Optional Riders.”

     Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.45% (0.12% quarterly) of the contract value. The charge is deducted from the subaccounts in which you are invested on each quarterly contract anniversary date, in arrears. If the rider is added after contract issue, the charges will still be assessed on quarterly contract anniversaries, but the first charge will be assessed pro-rata based on when the rider is added during the contract quarter. We will deduct charges during the period starting on the rider date and up to your Contract’s Automatic Periodic Benefit Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see “Minimum Guaranteed Withdrawal Benefit – Automatic Periodic Benefit Status” later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

ING GET U.S. Core Portfolio Guarantee Charge. The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET Fund. The amount of the GET Fund guarantee charge is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “The Trust and Funds- ING GET U.S. Core Portfolio.”

Trust and Fund Expenses

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As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

     Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

     Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses,

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periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2006, that ranking would be as follows:

· Fidelity Variable Insurance Product Portfolios

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, Option Package I will apply.

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The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

Joint Owner

For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select Option Package I.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary” below. If you have elected Option Package II or III, and you add a joint owner, if the older joint owner is attained age 85 or under, the death benefit from the date of change will be the Option Package I death benefit. If the older joint owner’s attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if a joint owner is added. If you elected the MGAB rider, it will terminate if a joint owner, other than your spouse, is added. Note that returning a Contract to single owner status will not restore any death benefit or the earnings multiplier benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if the contract owner is not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit

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proceeds. The beneficiary may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, and the amount of the earnings multiplier benefit, if applicable. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

If you have elected Option Package I, the death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For Option Package II or III, if the new owner is age 79 or under on the date that ownership changes, the death benefit will continue. If the new owner is age 80 to 85, under Option Package II or III, the death benefit will end, and the death benefit will become the Option Package I death benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a Trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, it will not be restored by a subsequent change to a younger owner.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit and charge will be adjusted to reflect the attained age of the new owner as the issue age. The Maximum Base percentage in effect on the rider effective date will apply in calculating the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership.

If you elected the MGAB rider or the MGWB rider, it will terminate upon a change of owner, other than spousal continuation on death.

All requests for changes must be in writing and submitted to our Customer Service Center in good order. Please date your request. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

Purchase and Availability of the Contract

There are three option packages available under the Contract. You select an option package at the time of application. Each option package is unique. The minimum initial payment to purchase the Contract depends on the

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option package that you elect. The maximum age to purchase the Contract is 80 at the time of application.

	Option Package I	Option Package II	Option Package III

Minimum	$15,000 (non-qualified)	$5,000 (non-qualified)	$5,000 (non-qualified)
Initial Payment	$1,500 (qualified)	$1,500 (qualified)	$1,500 (qualified)

You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your contract will be an IRA, see “Taxation of Qualified Contracts — Individual Retirement Annuities” and “Tax Consequences of Enhanced Death Benefit” in this prospectus.

Crediting of Premium Payments

We will process your initial premium and credit, if applicable, within 2 business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

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If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

(1)	If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

(2)	If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will make an inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, the payment and credit designated for a subaccount for Separate Account B will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and credit, if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated with the added credit, if applicable, to a subaccount specially designated by the Company (currently, the ING Liquid Assets Portfolio) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Additional Credit to Premium

At the time of application, you may elect the premium credit option. If you so elect, a credit will be added to your Contract based on all premium payments received within 60 days of the contract date (“initial premium”). The credit will be a minimum of 2% of the initial premium and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your initial premium in each investment option. If available in your state at that time, prior to the third contract anniversary and prior to every third contract anniversary thereafter, you may elect to have a new credit added to your Contract. Each three-year period beginning with the addition of a premium credit is known as a “renewal period.” The credit will be a minimum of 2% of your contract value on the

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applicable contract anniversary.

At least 30 days prior to the start of each renewal period, we will send you a letter and election form containing information allowing you to make an informed decision with regard to the election of the credit, including the amount of the proposed credit, the cost of the credit and the benefits and detriments of electing the credit. You may elect a new premium credit by forwarding a completed election form to our Customer Service Center or by calling us at (800) 366-0066. We will implement reasonable procedures to ensure that the election is made by the owner. If you so elect, a new premium credit will be allocated among your variable investment options in proportion to your contract value in the variable investment options. If no contract value is then allocated to the variable investment options, the new premium credit will be allocated to a specially designated subaccount, currently the ING Liquid Assets Portfolio. If you do not elect the premium credit option, we will discontinue the option on the contract anniversary at the start of the next renewal period. Once you discontinue the premium credit option, it cannot be subsequently resumed.

Currently, the premium credit option is available only if elected at the time of application prior to issuance of the Contract. However, we reserve the right to make the premium credit option available to inforce contract owners. We may increase, decrease or discontinue the credit at the end of any renewal period at our discretion. We will give you at least 45 days notice of any planned change to the premium credit option.

There is a separate charge for the credit which is an asset-based charge deducted daily from your contract value. Please see “Charges and Fees” for a description of this charge.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct a credit from the amount we pay to you or your beneficiary:

(1)	If you return your Contract within the free look period, we will deduct the credit from the refund amount;

(2)	If a death benefit becomes payable, we will deduct any credits added to your Contract since or within 12 months prior to death; and

(3)	If you surrender your Contract, we will deduct any credit added to your contract value within 3 years prior to surrender.

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct.

There may be circumstances under which the contract owner may be worse off from having received a premium credit. For example, this could occur if the contract owner returns the Contract during the applicable free look period. Upon a free look, we recapture the premium credit that had been credited. If the state law provides that contract value is returned on a free look, and if the performance of the applicable subaccounts has been negative during that period, we will return the contract value less the premium credit. Negative performance associated with the premium credit will reduce the contract value more than if the premium credit had not been applied.

Income Phase Start Date

The income phase start date is the date you start receiving income phase payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the income phase start date. The income phase begins when you start receiving regular income phase payments from your Contract on the income phase start date.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying

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information is provided. Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added credit, if applicable, that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium and added credit, if applicable, not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the ING Liquid Assets Portfolio).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

(1)	We take the contract value in the subaccount at the end of the preceding business day.

(2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.

(3)	We add (1) and (2).

(4)	We add to (3) any additional premium payments and credits, if applicable, and then add or subtract any transfers to or from that subaccount.

(5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the Fixed Account II prospectus for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the ING Liquid Assets Portfolio) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts

Each of the subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of a Trust or Fund.

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Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

The Fixed Account

The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information. To obtain a copy of the Fixed Account II prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contract. Your actual contract, any endorsements and riders are the controlling documents.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative. Also, broker/dealers selling the Contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available. Please talk to your registered representative for further details.

LIVING BENEFIT RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider, and charges will be assessed regardless of the performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select it. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. If you elect an optional rider you may not allocate premium or contract value to the GET Fund. You should consult a qualified financial adviser in evaluating the riders.

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The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase the rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider. Termination. The optional riders are “living benefits,” which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

  annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
  die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death), including addition of a joint owner. Other circumstances which may cause a particular optional rider to terminate automatically are discussed below.

Minimum Guaranteed Accumulation Benefit Rider (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. The waiting period is 10 years, beginning on the rider date, and the MGAB Charge is deducted only during the 10-year waiting period. Only premiums added to your Contract during the first two-year period after your rider date and the initial credit, if applicable, are included in the MGAB Base. Any additional premium payments added after the second rider anniversary and any renewal credits are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see “Optional Rider Charges.” The MGAB rider has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus the initial credit, if applicable, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata.

Calculating the MGAB. We calculate your MGAB as follows:

1)	We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

The MGAB Base is tracked separately for Covered, Special and Excluded Funds, and, if you purchase the MGAB optional rider as of the contract date, equals the initial allocation of premium, and the initial credit, if applicable, subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

	a)	the MGAB Base allocated to Covered Funds;

	b)	the MGAB Base allocated to Special Funds; and

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c)	the lesser of the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

There is no accumulation of MGAB Base.

If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, and adjusted for withdrawals and transfers.

We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, plus initial credit, if applicable, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all Fund categories.

Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. This means that the MGAB Base and MGAB Charge Base are reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the lesser of the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

No investment options are currently designated as Special Funds or Excluded Funds.

2)	We then subtract your contract value on the MGAB Date from your aggregate MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

3)	Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the ING Liquid Assets Portfolioon your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     Purchase. To purchase the MGAB rider, you must be age 80 or younger on the rider date. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     The MGAB Charge Base. The MGAB Charge Base is the total of premiums and credit, if applicable, added during the two-year period commencing on the rider date if you purchased the rider on the contract date, or your

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contract value on the rider date plus premiums and credit, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three-year period before the MGAB Date. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

     The MGAB Date. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date, excluding credits, are included in the MGWB Withdrawal Account. Credits, if applicable, and any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received, excluding premium credits, during the first two contract years;

2)	if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received, excluding premium credits, during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit Status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Periodic Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

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Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see Appendix H, MGWB Excess Withdrawal Amount Examples. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

     Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;

2)	your MGWB Withdrawal Account is greater than zero;

3)	you have not reached your latest allowable annuity start date;

4)	you have not elected to annuitize your Contract; and

5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;

2)	you have not reached your latest allowable annuity start date;

3)	you have not elected to annuitize your Contract; and

4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract’s latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except

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those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50% . The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

     Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of The Step-Up benefit to contract anniversary only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner

     Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

     During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see “Charges and Fees — Optional Rider Charges.” Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See “Withdrawals” and “Federal Tax Considerations” for more information.

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WITHDRAWALS

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the Free Withdrawal Amount at any time exceed 30% of contract value. Please see Appendix E, Surrender Charge for Excess Withdrawals Example.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If you have elected the MGWB rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments paid under the MGWB rider are not subject to surrender charges.

We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. So in this event, you would either need to take your withdrawal from the Restricted Funds or pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the ING Liquid Assets Portfolio) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See “The Annuity Contract — Optional Riders.”

We offer the following three withdrawal options:

Regular Withdrawals

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After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

Maximum Percentage
Frequency	of Contract Value

Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature, which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically

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request that we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

     Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) of the Tax Code. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

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An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the income phase start date. Transfers to a GET Fund series may only be made during the offering period for that GET Fund series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Special Funds or Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit. No investment options are currently designated as Restricted Funds.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See “The Annuity Contract — Optional Rider.” Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. Eastern Time or the close of regular trading of the New York Stock Exchange will be effected on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

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This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

  Exceeds our current definition of excessive trading, as defined below;
  Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
  Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

  Not accept transfer instructions from that organization, individual or other party; and
  Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the ING Liquid Assets Portfolio, if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m., Eastern Time.

The Company intends to modify its excessive trading policy in October 2007. At that time, the Company will begin imposing restrictions on fund trading if a contract owner (1) requests two purchases and subsequent sales of

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the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The Company intends to notify contract owners before we implement these changes; however, failure to provide this notice will not prevent the Company from implementing these or any other changes to our excessive trading policy.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation to a subaccount if the corresponding fund will not accept the fund allocation for any reason.

Agreements to Share Information with Funds

As required by Rule 22c-2 under the Investment Company Act of 1940, the Company has entered into information sharing agreements with each of the fund companies whose funds are offered under the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the Company’s trading policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or contract value to the fund.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) ING Liquid Assets Portfolio, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. Transfers made pursuant to a dollar cost averaging program do not count toward the 12 transfer limit on free transfers. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the ING Liquid Assets Portfolio or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount. Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will

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transfer the remaining money to the ING Liquid Assets Portfolio. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Appendix B — The Investment Portfolios.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

  Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).
  Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to Restricted Funds.
  Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in “The Investment Portfolios.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

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We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account II. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit, and earnings multiplier benefit, if elected, is payable when either the contract owner, the annuitant (when a contract owner is not an individual), or the first of joint owners (under Option Package I only) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the option package you have chosen. The death benefit value is calculated as of the claim date (the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center). If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the income phase payment options, or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above). A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.” Interest earned on this account may be less than interest paid on other settlement options.

You may select one of the option packages described below which will determine the death benefit payable. Option Packages II and III are not available where the Contract is held by joint owners. A change in ownership of the Contract may affect the amount of the death benefit payable. The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

The death benefit depends upon the option package in effect on the date the contract owner dies. The differences are summarized as follows:

	Option Package I		Option Package II		Option Package III

Death Benefit	The greater of:		The greatest of:		The greatest of:
on Death of the
Owner:	1)	the Standard Death	1)	the Standard Death	1)	the Standard Death
		Benefit; or		Benefit; or		Benefit; or

	2)	the contract value*.	2)	the contract value*; or	2)	the contract value*; or

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3)	the Annual Ratchet	3)	the Annual Ratchet
	death benefit.		death benefit; or

		4)	the 5% Roll-Up death
			benefit.

* less credits added since or within 12 months prior to death.

We may, with 30 days notice to you, designate any investment portfolio as a Special or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio, with respect to new transfers to such investment portfolio and with respect to the death benefits to which such designation applies. Selecting a Special or Excluded Fund may limit or reduce the death benefit.

For the period during which a portion of the contract value is allocated to a Special or Excluded Fund, we may at our discretion reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefits described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

1)	the contract value minus any credits added since or within 12 months prior to death; and

2)	the cash surrender value.

The Standard Death Benefit equals the greater of the Base Death Benefit and the sum of 1) and 2), less 3):

1)	the contract value allocated to Excluded Funds; and

2)	the Standard Minimum Guaranteed Death Benefit for amounts allocated to Covered or Special Funds;

3)	any initial credit added since or within 12 months prior to death.

The Standard Minimum Guaranteed Death Benefit equals:

1)	premium payments plus the initial credit, if applicable, allocated to Covered, Special and Excluded Funds, respectively;

2)	reduced by a pro-rata adjustment for any withdrawal or transfer taken from Covered, Special and Excluded Funds, respectively.

In the event of transfers from Excluded to Covered or Special Funds, the increase in the Minimum Guaranteed Death Benefit for Covered Funds and/or Special Funds will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit for Excluded Funds and the contract value transferred. In the event of transfers from Covered or Special Funds to Excluded Funds, the increase in the Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the Minimum Guaranteed Death Benefit for Covered or Special Funds. Covered Funds are all investment options not designated as Special Funds or Excluded Funds. Currently, no investment options are designated as Special Funds or Excluded Funds for purposes of calculating the Standard Death Benefit.

The 5% Roll-Up Death Benefit, equals the greater of:

1)	the Standard Death Benefit; and

2)	the sum of the contract value allocated to Excluded Funds and the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds and Special Funds less any initial credit added since or within 12 months prior to death.

The 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds, Special Funds and Excluded Funds equals

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the lesser of:

1)	premiums, plus the initial credit, if applicable, adjusted for withdrawals and transfers, accumulated at an annual rate of 5% credited on a daily basis for Covered Funds or Excluded Funds and at 0% for Special Funds until the earlier of attainment of age 90 or reaching the cap (equal to 3 times all premium payments and the initial credit, if applicable, as reduced by adjustments for withdrawals) and thereafter at 0%, and

2)	the cap.

A pro-rata adjustment to the 5% Roll-Up Minimum Guaranteed Death Benefit is made for any withdrawals. The amount of the pro-rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and (c) is the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered, Special and Excluded Funds, respectively, immediately prior to the withdrawal. Please see Appendix F for examples of the pro-rata withdrawal adjustment.

A pro-rata adjustment to the cap is made for any withdrawals. The amount of the pro-rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and (c) is the cap immediately prior to the withdrawal. Transfers from Excluded to Covered or Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or Special Funds will equal the lesser of the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds and the contract value transferred. Transfers from Covered or Special Funds to Excluded Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or Special Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or Special Funds, respectively.

Transfers from Special to Covered Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds. Transfers from Covered to Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds.

The calculation of the cap is not affected by allocations to Covered, Special or Excluded Funds.

For purposes of calculating the 5% Rollup Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ProFund VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. On and after April 30, 2007, the ING PIMCO Core Bond Portfolio is a Covered Fund (previously designated as a Special Fund).

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds. The death benefit for Excluded Funds is the contract value allocated to Excluded Funds and for the Standard, Annual Ratchet and 5% Rollup death benefits is tracked for transfer purposes only.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

1)	the Standard Death Benefit; and

2)	the sum of the contract value allocated to Excluded Funds and the Annual Ratchet Minimum Guaranteed Death Benefit for amounts allocated to Covered or Special Funds, less any initial credit added since or within 12 months prior to death.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

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1)	the initial premium plus the initial credit, if applicable, allocated at issue to Covered, Special or Excluded Funds, respectively;

2)	increased dollar for dollar by any premium, plus the initial credit, if applicable, allocated after issue to Covered, Special or Excluded Funds, respectively;

3)	adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Covered, Special or Excluded Funds from the prior anniversary (adjusted for new premiums, the initial credit, if applicable, partial withdrawals and transfers between Covered, Special and Excluded Funds) and the current contract value before crediting of any renewal credit. A pro-rata adjustment to the Annual Ratchet Minimum Guaranteed Death Benefit is made for any withdrawals. The amount of the pro-rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and (c) is the Annual Ratchet Minimum Guaranteed Death Benefit for Covered, Special and Excluded Funds, respectively, immediately prior to the withdrawal.

Transfers from Excluded to Covered or Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Excluded Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for Covered or Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for Excluded Funds and the contract value transferred.

Transfers from Covered or Special Funds to Excluded Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Covered or Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for Covered or Special Funds, respectively.

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. Currently, no investment options are designated as Special Funds or Excluded Funds for purposes of calculating the Annual Ratchet Death Benefit.

Note: The enhanced death benefits may not be available in all states.

Transfers Between Option Packages. You may transfer from one option package to another on each contract anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. No transfers between option packages are permitted: 1) after you attain age 80; or 2) if the Contract is owned by joint owners. A change of owner may cause an option package transfer on other than a contract anniversary.

The following minimum contract values must be met:

	Transfers to Option Package I		Transfers to Option Packages II
or III

Minimum	Non-		Non-
Contract	Qualified:	Qualified:	Qualified:	Qualified:
Value	$15,000	$1,500	$5,000	$1,500

If you transfer between option packages, the then current roll-up cap does not reset. A change of owner may cause an option package transfer on other than a contract anniversary.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options available under the option packages. The rider is subject to state availability and is available only for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The date on which the rider is added is referred to as the “rider effective date.” If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a

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gain equal to 300% of premiums adjusted for withdrawals (“Maximum Base”). Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 40% (25% for issue ages 70 and above) of the lesser of: 1) the Maximum Base; and 2) the contract value on the claim date, minus premiums adjusted for withdrawals. If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 40% (25% for issue ages 70 and above) of the lesser of: 1) 300% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and 2) the contract value on the claim date, minus the contract value on the rider effective date minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for this feature and once selected, it may not be revoked. The earnings multiplier benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “Charges and Fees — Earnings Multiplier Benefit Charge” for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in “Federal Tax Considerations,” “Individual Retirement Annuities,” “Taxation of Qualified Contracts,” and “Tax Consequences of Enhanced Death Benefit” in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the income phase payment start date, we will pay the beneficiary any certain benefit remaining under the income phase payment option in effect at the time.

Continuation After Death — Spouse

If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply: If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit.

The death benefits under each of the available options will continue based on the surviving spouse’s age on the date that ownership changes. If death occurs within 12 months of a credit being applied, the credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue. The credit will be subject to recapture upon surrender of the Contract, unless forfeited previously. If death occurs more than 12 months after the last credit was applied, any premium credit option charge will be waived for the remainder of the current three year period. The credit will not be subject to recapture upon surrender of the Contract.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the ING Liquid Assets Portfolio, or its successor. The crediting of the earnings multiplier benefit will not be included in the minimum guaranteed death benefit calculation.

The earnings multiplier benefit rider will continue if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will

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be: 1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; 2) computed as if the rider was added to the Contract after issue and after the increase; and 3) based on the Maximum Base and percentages in effect on the rider effective date. However, we may in the future permit the surviving spouse to elect to use the then current Maximum Base and percentages in the benefit calculation.

Continuation After Death — Non-Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Tax Code. See next section, “Required Distributions upon Contract Owner’s Death.” If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

If death occurs within 12 months of a credit being applied, the credit will be forfeited and not included in the calculation of the contract value, Standard Death Benefit or Annual Ratchet Enhanced Death Benefit. The premium credit option charge will continue for the remainder of the three-year period.

The death benefit terminates upon continuation. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the ING Liquid Assets Portfolio, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

If any owner of a non-qualified contract dies before the income phase payment start date, the death benefit payable to the beneficiary (calculated as described under “Death Benefit Choices” in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death. Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to

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the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a nonspouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the claim date. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

The death benefits under any of the Options will terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Premiums are not permitted after such date.

If a contract owner dies after the income phase payment start date, we will continue to distribute any benefit payable at least as rapidly as under the income phase payment option then in effect. All of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of the owner.

Effect of MGWB on Death Benefit

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Please see “Minimum Guaranteed Withdrawal Benefit Rider- Death of Owner” for a description of the impact of the owner’s death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see “Minimum Guaranteed Withdrawal Benefit Rider.”

THE INCOME PHASE

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your Contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current annuity options provide only for fixed payments.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include: your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any) selected; whether you select fixed, variable or a combination of both fixed and variable payments;

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and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available. Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available. Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first contract year, or, unless we consent, later than the later of:

  The first day of the month following the annuitant’s 90th birthday; or
  The tenth anniversary of the last premium payment made to your Contract.

Income phase payments will not begin until you have selected an income phase payment option. If income phase payments begin within the first contract year, it will be treated as a surrender, and surrender charges may apply. Failure to select an income phase payment option by the later of the annuitant’s 90th birthday or the tenth anniversary of your last premium payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;

(b)	The joint lives of the annuitant and beneficiary;

(c)	A guaranteed period greater than the annuitant’s life expectancy; or

(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

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Charges Deducted:

  If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees and Expenses.”
  An administrative expense charge of 0.15% applies during the income phase. We deduct this charge daily from the subaccounts corresponding to the funds you select. The charge applies during the entire income phase. See “Fees and Expenses.”
  If you elected the premium credit option and variable income phase payments, we may also deduct the premium credit option charge. We deduct this charge daily during the first seven contract years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “Fees and Expenses.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations.”

Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the Contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based. Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.

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Life Income—	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed	choice of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Life Income—	Length of Payments: For as long as either annuitant lives. It is possible that only one
Two Lives	payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit—None: All payments end upon the death of both annuitants.

Life Income—	Length of Payments: For as long as either annuitant lives, with payments guaranteed from
Two Lives—	5 to 30 years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after
Payments	the first death.
Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Life Income—	Length of Payments: For as long as the annuitant lives.
Cash Refund	Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay
Option (limited	a lump sum payment equal to the amount originally applied to the income phase payment
availability—	option (less any applicable premium tax) and less the total amount of income payments paid.
fixed payments
only)

Life Income—	Length of Payments: For as long as either annuitant lives.
Two Lives—Cash	Continuing Payments: 100% of the payment to continue after the first death.
Refund Option
(limited	Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a
availability—	lump-sum payment equal to the amount applied to the income phase payment option (less
fixed payments	any applicable premium tax) and less the total amount of income payments paid.
only)

Nonlifetime Income Phase Payment Option

Nonlifetime—	Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you
Guaranteed	elected the premium bonus option). In certain cases a lump-sum payment may be requested
Payments	at any time (see below).
Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable surrender charge. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.

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OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the seven permitted days, on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

Free Look

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period, (i) we adjust your contract value for any Market Value Adjustment (if you have invested in the Fixed Account), (ii) then, if applicable, we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the ING Liquid Assets Portfolio). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation

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request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delawarelimited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales. Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are NASD member firms.

The following is a list of broker/dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.	ING Financial Markets LLC
Directed Services LLC	ING Financial Partners, Inc.
Financial Network Investment Corporation	ING Funds Distributor, LLC
Guaranty Brokerage Services, Inc.	ING Investment Management Services LLC
ING America Equities, Inc.	ING Private Wealth Management LLC
ING Direct Funds Limited	Multi-Financial Securities Corporation
ING DIRECT Securities, Inc.	PrimeVest Financial Services, Inc.
ING Financial Advisers, LLC	Systematized Benefits Administrators, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts. Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 6.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.10% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 6.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts

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to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also holdtraining programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2006, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	ING Financial Partners, Inc.	14.	Merrill Lynch, Pierce, Fenner & Smith, Inc.
2.	Linsco/Private Ledger Corporation	15.	Wells Fargo Investments, LLC
3.	Morgan Stanley DW Inc.	16.	Securities America, Inc.
4.	Citigroup Global Markets, Inc.	17.	Banc of America Investment Services Inc.
5.	ING Financial Partners, Inc. - CAREER	18.	Woodbury Financial Services Inc.
6.	Wachovia Securities Inc. - Bank	19.	Centaurus Financial, Inc.
7.	PrimeVest Financial Services, Inc.	20.	MML Investors Services, Inc.
8.	A. G. Edwards & Sons, Inc.	21.	Investors Capital Corporation
9.	UBS Financial Services, Inc.	22.	National Planning Corporation
10.	Wachovia Securities Inc.	23.	Royal Alliance Associates, Inc.
11.	Financial Network Investment Corporation	24.	Citicorp Investment Services
12.	Raymond James Financial Services, Inc.	25.	FFP Securities, Inc.
13.	Multi-Financial Securities Corporation

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

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We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

ING USA is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position. Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLCis not involved in any legal proceeding which, in the opinion of management, is likely

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to have a material adverse effect on its ability to distribute the contract.

FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 403(b), 408, or 408A of the Tax Code.

Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution

     Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

     Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested.

     Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as

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necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

     Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

     General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

     10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually)over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

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If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

     Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed by August 31, 2011. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

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If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

     Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

     Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

     Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General

     The Contracts are primarily designed for use with IRAs under Tax Code Section 408 and 408A and Tax Code Section 403(b) plans (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and

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beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

     Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

     Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be "rolled over" on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

     Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

     Section 403(b) Tax-Sheltered Annuities. The contracts are available as Tax Code section 403(b) tax-sheltered annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement.

In November, 2004 the Treasury Department proposed regulations which, if finalized, are not scheduled to take effect until after 2007. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) a revocation or modification of IRS Revenue Ruling 90-24, which would increase restrictions on a

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participant's right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

     In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General

     Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

     Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code; or
  The distribution is a qualified charitable distribution as defined under the Pension Protection Act of 2006. This type of distribution is only available through the end of 2007. You should consult a competent tax advisor for further information.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59 1/2;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

     Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings unless it is a qualified charitable contribution as defined under the Pension Protection Act and as described above. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

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The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separate from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

If, pursuant to Revenue Ruling 90-24, the Company agrees to accept amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

     Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (IRA and 403(b)). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

     Lifetime Required Minimum Distributions (IRA and 403(b) only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code.

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The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

     Start Date and Time Period. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

     Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

     Required Distributions Upon Death (Section 403(b), IRAs and Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

     No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

     Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal

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beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

     Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

     IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

     403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

     IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

     Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

Tax Consequences of Living Benefits and Death Benefit

     Living Benefits. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under a minimum guaranteed withdrawal benefit rider (including the ING LifePay rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the contract owner’s investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the MGWB rider (including the ING LifePay rider), the MGAB rider, or the MGIB rider, as well as the market value adjustment, could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitization, such as those associated with the minimum guaranteed income benefit as withdrawals rather than annuity payments. Please consult your tax adviser before electing a partial annuitization.

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     Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION Table of Contents

Introduction
Description of ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
Independent Registered Public Accounting Firm
Distribution of Contracts
Performance Information
Other Information
Financial Statements of ING USA Annuity and Life Insurance Company
Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus or the most recent annual and/or quarterly report of ING USA Annuity and Life Insurance Company, free of charge. Address the form to our Customer Service Center. The address is shown on the prospectus cover.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME:

  A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B
  A FREE COPY OF THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

Please Print or Type:

Name

Social Security Number

Street Address

City, State, Zip

_ SmartDesign _ _ _ _ _ Advantage _ _ _ _ — _ 142484 _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ 04/30/07_ _ _ __

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2006, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.60%

	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.58	$11.91	$10.67	$8.43	$10.00
Value at end of period	$14.20	$11.58	$11.91	$10.67	$8.43
Number of accumulation units outstanding at end of period	53,964	58,230	36,825	57,182	1,464
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$17.31	$16.68
Value at end of period	$20.34	$17.31
Number of accumulation units outstanding at end of period	116,266	158,295
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$14.15	$12.33	$10.88	$8.63	$9.70	$9.37
Value at end of period	$15.52	$14.15	$12.33	$10.88	$8.63	$9.70
Number of accumulation units outstanding at end of period	826,650	581,826	191,719	67,399	10,193	0
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.36	$10.94	$9.99	$7.81	$9.58	$9.11
Value at end of period	$13.41	$11.36	$10.94	$9.99	$7.81	$9.58
Number of accumulation units outstanding at end of period	488,848	402,954	336,555	175,077	70,102	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.25	$19.25
Value at end of period	$20.27	$20.25
Number of accumulation units outstanding at end of period	367,169	462,508
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.29	$11.86	$10.98	$10.00
Value at end of period	$13.87	$12.29	$11.86	$10.98
Number of accumulation units outstanding at end of period	2,481,108	1,800,496	944,765	179,926
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.49	$11.85	$10.76	$10.00
Value at end of period	$14.55	$13.49	$11.85	$10.76
Number of accumulation units outstanding at end of period	2,374,202	1,793,081	889,397	141,174

A 1

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.13	$13.55	$11.61	$10.00
Value at end of period	$18.78	$16.13	$13.55	$11.61
Number of accumulation units outstanding at end of period	1,164,544	781,242	358,029	74,169
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.99	$9.97
Value at end of period	$12.46	$10.99
Number of accumulation units outstanding at end of period	155,283	74,393
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.81	$10.88
Value at end of period	$12.45	$11.81
Number of accumulation units outstanding at end of period	157,899	182,308
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.28	$11.84
Value at end of period	$14.06	$12.28
Number of accumulation units outstanding at end of period	48,600	31,489
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.43	$18.92
Value at end of period	$20.45	$18.43
Number of accumulation units outstanding at end of period	521,415	662,959
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.32	$10.83
Value at end of period	$12.28	$11.32
Number of accumulation units outstanding at end of period	878,039	1,049,009
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.22
Value at end of period	$10.04
Number of accumulation units outstanding at end of period	113,861
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.91	$9.96
Value at end of period	$11.10	$9.91
Number of accumulation units outstanding at end of period	211,810	369

A 2

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.75	$9.89	$9.95
Value at end of period	$12.05	$10.75	$9.89
Number of accumulation units outstanding at end of period	164,493	143,590	66,820
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$10.72	$10.47	$10.15
Value at end of period	$11.13	$10.72	$10.47
Number of accumulation units outstanding at end of period	16,022	23,212	3,177
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.28	$11.55
Value at end of period	$14.63	$13.28
Number of accumulation units outstanding at end of period	840,925	858,757
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.51	$10.26
Value at end of period	$10.61	$10.51
Number of accumulation units outstanding at end of period	269,535	92,331
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.86	$24.50
Value at end of period	$25.59	$24.86
Number of accumulation units outstanding at end of period	509,023	646,275
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.98
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	403,387
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$11.48
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	132
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.31
Value at end of period	$13.61
Number of accumulation units outstanding at end of period	51,926

A 3

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$29.01	$21.40
Value at end of period	$34.66	$29.01
Number of accumulation units outstanding at end of period	168,110	134,710
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$7.07	$7.05
Value at end of period	$7.60	$7.07
Number of accumulation units outstanding at end of period	50,202	82,083
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.74	$10.32	$8.95
Value at end of period	$14.21	$11.74	$10.32
Number of accumulation units outstanding at end of period	160,821	130,426	110,170
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.69	$10.32
Value at end of period	$18.29	$13.69
Number of accumulation units outstanding at end of period	460,882	437,852
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.97	$13.85	$11.87	$10.00
Value at end of period	$17.96	$14.97	$13.85	$11.87
Number of accumulation units outstanding at end of period	98,155	64,618	57,376	7,837
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.83	$13.89	$11.71	$9.15	$10.00
Value at end of period	$17.01	$14.83	$13.89	$11.71	$9.15
Number of accumulation units outstanding at end of period	120,640	143,869	99,261	19,126	1,313
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.08	$13.63	$10.35	$7.83	$10.00
Value at end of period	$15.01	$13.08	$13.63	$10.35	$7.83
Number of accumulation units outstanding at end of period	252,648	216,699	190,713	72,864	14,675
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.62	$10.17
Value at end of period	$12.55	$10.62
Number of accumulation units outstanding at end of period	247,988	246,169

A 4

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.97	$12.30	$10.60	$8.21	$10.00
Value at end of period	$17.75	$13.97	$12.30	$10.60	$8.21
Number of accumulation units outstanding at end of period	423,971	307,303	135,743	26,857	4,278
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during 2004)
Value at beginning of period	$12.73	$11.64	$10.81
Value at end of period	$13.78	$12.73	$11.64
Number of accumulation units outstanding at end of period	77,410	109,722	57,728
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during 2004)
Value at beginning of period	$12.68	$12.32	$11.61
Value at end of period	$14.72	$12.68	$12.32
Number of accumulation units outstanding at end of period	533,228	613,198	741,658
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.89	$9.48	$8.46	$7.02	$8.85	$8.59
Value at end of period	$10.36	$9.89	$9.48	$8.46	$7.02	$8.85
Number of accumulation units outstanding at end of period	711,638	660,559	360,928	328,257	315,171	295,864
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$11.93	$11.25	$10.11
Value at end of period	$13.87	$11.93	$11.25
Number of accumulation units outstanding at end of period	836,227	353,226	149,185
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.70	$11.13	$10.17
Value at end of period	$13.29	$11.70	$11.13
Number of accumulation units outstanding at end of period	2,787,525	1,698,666	657,713
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.40	$10.95	$9.83
Value at end of period	$12.73	$11.40	$10.95
Number of accumulation units outstanding at end of period	4,771,367	2,795,662	815,113
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.21	$10.81	$9.87
Value at end of period	$12.29	$11.21	$10.81
Number of accumulation units outstanding at end of period	2,557,347	1,392,924	490,308

A 5

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$15.27	$15.10	$15.20	$15.33	$15.36	$15.35
Value at end of period	$15.73	$15.27	$15.10	$15.20	$15.33	$15.36
Number of accumulation units outstanding at end of period	1,147,182	1,201,904	1,131,572	1,702,971	2,297,033	2,858,557
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.63	$11.21	$10.36
Value at end of period	$13.46	$11.63	$11.21
Number of accumulation units outstanding at end of period	234,935	207,235	257,974
ING MARKETPRO PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$10.07
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	1,784
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$16.07	$14.99	$13.55
Value at end of period	$16.59	$16.07	$14.99
Number of accumulation units outstanding at end of period	1,300,804	1,568,859	1,835,266
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.40	$10.02
Value at end of period	$15.13	$12.40
Number of accumulation units outstanding at end of period	168,664	108,897
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$24.06	$23.76	$21.73	$18.91	$20.25	$19.80
Value at end of period	$26.50	$24.06	$23.76	$21.73	$18.91	$20.25
Number of accumulation units outstanding at end of period	897,003	1,025,683	911,027	932,450	859,682	856,471
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.38	$10.11
Value at end of period	$14.65	$11.38
Number of accumulation units outstanding at end of period	220,033	175,671
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.29
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	1,563

A 6

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during April 2005)
Value at beginning of period	$11.99	$10.06
Value at end of period	$13.92	$11.99
Number of accumulation units outstanding at end of period	60,894	64,087
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$13.58	$12.18	$10.77	$8.30	$10.00
Value at end of period	$15.72	$13.58	$12.18	$10.77	$8.30
Number of accumulation units outstanding at end of period	116,133	44,746	25	9,450	0
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2001)
Value at beginning of period	$21.08	$20.26	$18.24	$14.88	$20.13	$19.26
Value at end of period	$23.85	$21.08	$20.26	$18.24	$14.88	$20.13
Number of accumulation units outstanding at end of period	435,816	515,156	631,569	726,673	838,521	1,029,431
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.40	$13.29	$12.88	$12.49	$11.68	$11.96
Value at end of period	$13.76	$13.40	$13.29	$12.88	$12.49	$11.68
Number of accumulation units outstanding at end of period	1,101,979	952,309	773,578	642,677	689,475	227,627
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.09	$10.81	$10.00
Value at end of period	$11.89	$11.09	$10.81
Number of accumulation units outstanding at end of period	934,613	965,634	1,090,509
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.97	$10.17
Value at end of period	$12.60	$10.97
Number of accumulation units outstanding at end of period	76,206	101,946
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.88	$10.07
Value at end of period	$12.03	$10.88
Number of accumulation units outstanding at end of period	436,650	481,919
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.35
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	43,509

A 7

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.38	$19.77
Value at end of period	$25.65	$21.38
Number of accumulation units outstanding at end of period	444,904	478,115
ING THORNBURG VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$8.56	$8.56	$7.71	$6.12	$8.90	$8.29
Value at end of period	$9.84	$8.56	$8.56	$7.71	$6.12	$8.90
Number of accumulation units outstanding at end of period	35,667	39,815	44,204	19,794	9,203	0
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$40.69	$38.38
Value at end of period	$45.90	$40.69
Number of accumulation units outstanding at end of period	695,197	717,996
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$28.28	$27.65	$24.46
Value at end of period	$33.14	$28.28	$27.65
Number of accumulation units outstanding at end of period	402,219	446,944	450,758
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.61	$9.16	$8.40
Value at end of period	$10.50	$9.61	$9.16
Number of accumulation units outstanding at end of period	244,540	323,640	234,438
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$11.97	$11.16	$9.69
Value at end of period	$13.46	$11.97	$11.16
Number of accumulation units outstanding at end of period	34,067	7,398	561
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$8.81
Value at end of period	$9.68
Number of accumulation units outstanding at end of period	22,541
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.37	$12.15	$10.58	$8.29	$10.00
Value at end of period	$14.10	$12.37	$12.15	$10.58	$8.29
Number of accumulation units outstanding at end of period	269,186	217,632	99,101	43,375	4,117

A 8

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.84	$10.16
Value at end of period	$12.00	$10.84
Number of accumulation units outstanding at end of period	101,883	57,793
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.36	$10.04
Value at end of period	$11.64	$11.36
Number of accumulation units outstanding at end of period	59,384	65,787
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.33	$12.17
Value at end of period	$15.91	$13.33
Number of accumulation units outstanding at end of period	227,261	139,674
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$27.29	$25.19
Value at end of period	$31.15	$27.29
Number of accumulation units outstanding at end of period	418,501	432,481
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$57.52	$50.05	$36.92
Value at end of period	$77.90	$57.52	$50.05
Number of accumulation units outstanding at end of period	162,747	155,995	166,268
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$11.73	$11.08	$10.09
Value at end of period	$13.52	$11.73	$11.08
Number of accumulation units outstanding at end of period	68,515	62,290	10,634
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$7.28	$7.09	$6.58	$5.18	$7.00	$6.82
Value at end of period	$9.12	$7.28	$7.09	$6.58	$5.18	$7.00
Number of accumulation units outstanding at end of period	82,749	100,009	101,884	123,771	116,509	135,472

A 9

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.32	$10.29
Value at end of period	$12.70	$10.32
Number of accumulation units outstanding at end of period	51,403	74
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.03	$9.69	$8.93	$7.21	$9.37	$9.08
Value at end of period	$11.28	$10.03	$9.69	$8.93	$7.21	$9.37
Number of accumulation units outstanding at end of period	317,311	298,885	247,034	68,649	12,558	0
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.84	$12.69	$11.09	$8.53	$9.88	$9.14
Value at end of period	$14.87	$13.84	$12.69	$11.09	$8.53	$9.88
Number of accumulation units outstanding at end of period	389,413	495,372	364,096	139,798	13,930	0
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$14.53	$13.76	$11.48	$8.59	$10.08	$9.15
Value at end of period	$16.23	$14.53	$13.76	$11.48	$8.59	$10.08
Number of accumulation units outstanding at end of period	336,859	392,597	318,576	139,269	24,464	0
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.56	$11.41
Value at end of period	$11.81	$11.56
Number of accumulation units outstanding at end of period	355,998	250,032
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.27	$6.78
Value at end of period	$8.04	$7.27
Number of accumulation units outstanding at end of period	126,536	104,909
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.10	$8.66	$8.01	$6.55	$9.01	$8.77
Value at end of period	$10.36	$9.10	$8.66	$8.01	$6.55	$9.01
Number of accumulation units outstanding at end of period	67,339	79,462	19,827	10,997	1,313	0
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$21.92	$21.04
Value at end of period	$24.84	$21.92
Number of accumulation units outstanding at end of period	361,203	429,046

A 10

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$10.97
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	28,937
MUTUAL SHARES SECURITIES FUND
(Fund first available during May 2006)
Value at beginning of period	$9.71
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	138,240
PROFUND VP BULL
(Fund first available during 2004)
Value at beginning of period	$8.89	$8.79	$8.21
Value at end of period	$9.94	$8.89	$8.79
Number of accumulation units outstanding at end of period	66,827	87,305	236,229
PROFUND VP EUROPE 30
(Fund first available during 2004)
Value at beginning of period	$9.85	$9.26	$8.23
Value at end of period	$11.39	$9.85	$9.26
Number of accumulation units outstanding at end of period	21,489	69,529	77,158
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during 2004)
Value at beginning of period	$7.44	$8.21	$9.36
Value at end of period	$8.06	$7.44	$8.21
Number of accumulation units outstanding at end of period	135,323	84,052	213,853
PROFUND VP SMALL-CAP
(Fund first available during 2004)
Value at beginning of period	$11.73	$11.60	$10.10
Value at end of period	$13.25	$11.73	$11.60
Number of accumulation units outstanding at end of period	107,247	143,456	207,857

	Separate Account Annual Charges of 1.65%

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.55	$11.89	$10.66
Value at end of period	$14.16	$11.55	$11.89
Number of accumulation units outstanding at end of period	387,669	507,068	542,920

A 11

Condensed Financial Information (continued)

	2006	2005	2004

COLUMBIA SMALL CAP VALUE FUND VS
Fund first available during May 2005)
Value at beginning of period	$17.29	$16.67
Value at end of period	$20.30	$17.29
Number of accumulation units outstanding at end of period	2,192,902	2,694,431
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.38	$10.79	$9.39
Value at end of period	$13.57	$12.38	$10.79
Number of accumulation units outstanding at end of period	5,320,846	2,071,944	76,509
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.34	$10.92	$9.98
Value at end of period	$13.37	$11.34	$10.92
Number of accumulation units outstanding at end of period	2,729,417	2,083,613	1,820,927
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.15	$19.17
Value at end of period	$20.16	$20.15
Number of accumulation units outstanding at end of period	1,218,730	1,035,548
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.28	$11.86	$10.98
Value at end of period	$13.84	$12.28	$11.86
Number of accumulation units outstanding at end of period	11,659,213	8,805,371	5,275,914
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.47	$11.85	$10.76
Value at end of period	$14.53	$13.47	$11.85
Number of accumulation units outstanding at end of period	17,328,218	12,968,062	7,574,705
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.11	$13.54	$11.61
Value at end of period	$18.75	$16.11	$13.54
Number of accumulation units outstanding at end of period	7,272,815	4,950,832	2,513,020
A 12

Condensed Financial Information (continued)

	2006	2005	2004

ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.99	$9.97
Value at end of period	$12.45	$10.99
Number of accumulation units outstanding at end of period	1,977,073	966,411
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.78	$10.86
Value at end of period	$12.42	$11.78
Number of accumulation units outstanding at end of period	927,783	1,015,999
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.25	$11.83
Value at end of period	$14.02	$12.25
Number of accumulation units outstanding at end of period	504,673	260,047
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.34	$18.84
Value at end of period	$20.34	$18.34
Number of accumulation units outstanding at end of period	1,257,458	1,455,754
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.28	$10.80
Value at end of period	$12.24	$11.28
Number of accumulation units outstanding at end of period	3,922,873	4,508,542
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.95
Value at end of period	$10.04
Number of accumulation units outstanding at end of period	1,490,670
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.91	$9.96
Value at end of period	$11.10	$9.91
Number of accumulation units outstanding at end of period	1,247,916	43,804
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.74	$9.89	$9.95
Value at end of period	$12.03	$10.74	$9.89
Number of accumulation units outstanding at end of period	1,500,555	1,302,047	346,643

A 13

Condensed Financial Information (continued)

	2006	2005	2004

ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.71	$10.47	$9.92
Value at end of period	$11.12	$10.71	$10.47
Number of accumulation units outstanding at end of period	170,706	92,164	45,865
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.25	$11.52
Value at end of period	$14.58	$13.25
Number of accumulation units outstanding at end of period	4,115,916	3,308,905
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.51	$10.17
Value at end of period	$10.60	$10.51
Number of accumulation units outstanding at end of period	1,449,940	19,414
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.72	$24.37
Value at end of period	$25.43	$24.72
Number of accumulation units outstanding at end of period	956,333	1,075,858
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.99
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	1,672,877
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.99	$10.13
Value at end of period	$12.12	$10.99
Number of accumulation units outstanding at end of period	22,052	17,593
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.05
Value at end of period	$13.60
Number of accumulation units outstanding at end of period	740,231

A 14

Condensed Financial Information (continued)

	2006	2005	2004

ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$28.76	$21.23
Value at end of period	$34.34	$28.76
Number of accumulation units outstanding at end of period	1,627,379	1,133,308
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$7.05	$7.04
Value at end of period	$7.58	$7.05
Number of accumulation units outstanding at end of period	1,169,221	1,030,731
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.71	$10.30	$8.94
Value at end of period	$14.17	$11.71	$10.30
Number of accumulation units outstanding at end of period	945,963	473,569	395,916
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.64	$10.28
Value at end of period	$18.21	$13.64
Number of accumulation units outstanding at end of period	2,809,975	1,968,335
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.95	$13.85	$11.86
Value at end of period	$17.93	$14.95	$13.85
Number of accumulation units outstanding at end of period	1,119,383	741,906	566,780
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.05	$11.30	$9.90
Value at end of period	$13.81	$12.05	$11.30
Number of accumulation units outstanding at end of period	71,145	91,313	62,314
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.06	$13.63	$10.34
Value at end of period	$14.98	$13.06	$13.63
Number of accumulation units outstanding at end of period	2,128,459	1,518,628	1,021,256
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.62	$10.06
Value at end of period	$12.54	$10.62
Number of accumulation units outstanding at end of period	871,359	349,843

A 15

Condensed Financial Information (continued)

	2006	2005	2004

ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.94	$12.29	$10.59
Value at end of period	$17.71	$13.94	$12.29
Number of accumulation units outstanding at end of period	5,453,420	3,692,516	1,879,994
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.72	$11.63	$10.81
Value at end of period	$13.76	$12.72	$11.63
Number of accumulation units outstanding at end of period	1,772,212	1,579,345	1,121,331
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.64	$12.29	$11.59
Value at end of period	$14.66	$12.64	$12.29
Number of accumulation units outstanding at end of period	1,947,470	2,187,034	2,410,480
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.86	$9.46	$8.45
Value at end of period	$10.33	$9.86	$9.46
Number of accumulation units outstanding at end of period	4,807,400	4,293,067	2,715,141
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.92	$11.24	$10.13
Value at end of period	$13.85	$11.92	$11.24
Number of accumulation units outstanding at end of period	9,934,631	6,449,925	2,210,106
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.69	$11.12	$10.04
Value at end of period	$13.27	$11.69	$11.12
Number of accumulation units outstanding at end of period	31,408,572	16,262,154	5,655,755
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.39	$10.95	$10.02
Value at end of period	$12.71	$11.39	$10.95
Number of accumulation units outstanding at end of period	25,974,402	13,849,451	4,847,018
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.20	$10.81	$10.04
Value at end of period	$12.27	$11.20	$10.81
Number of accumulation units outstanding at end of period	9,006,544	4,609,138	1,873,298

A 16

Condensed Financial Information (continued)

	2006	2005	2004

ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$15.14	$14.97	$15.09
Value at end of period	$15.58	$15.14	$14.97
Number of accumulation units outstanding at end of period	3,439,887	2,157,975	1,780,415
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.60	$11.18	$10.34
Value at end of period	$13.42	$11.60	$11.18
Number of accumulation units outstanding at end of period	1,291,222	1,060,605	1,173,059
ING MARKETPRO PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.98	$10.09
Value at end of period	$10.85	$9.98
Number of accumulation units outstanding at end of period	536,544	7,438
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.99	$14.93	$13.49
Value at end of period	$16.50	$15.99	$14.93
Number of accumulation units outstanding at end of period	2,969,761	2,979,009	2,512,016
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.40	$10.00
Value at end of period	$15.12	$12.40
Number of accumulation units outstanding at end of period	1,152,245	888,379
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$23.92	$23.63	$21.62
Value at end of period	$26.33	$23.92	$23.63
Number of accumulation units outstanding at end of period	3,213,515	3,365,929	2,977,831
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.38	$10.07
Value at end of period	$14.64	$11.38
Number of accumulation units outstanding at end of period	1,671,630	1,195,134

A 17

Condensed Financial Information (continued)

	2006	2005	2004

ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.43
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	60,813
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during April 2005)
Value at beginning of period	$11.98	$10.06
Value at end of period	$13.91	$11.98
Number of accumulation units outstanding at end of period	19,714	18,512
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$12.17	$10.93	$9.86
Value at end of period	$14.08	$12.17	$10.93
Number of accumulation units outstanding at end of period	1,178,387	344,200	4,787
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2001)
Value at beginning of period	$20.96	$20.16	$18.16
Value at end of period	$23.70	$20.96	$20.16
Number of accumulation units outstanding at end of period	807,144	858,685	887,678
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.32	$13.22	$12.82
Value at end of period	$13.67	$13.32	$13.22
Number of accumulation units outstanding at end of period	4,360,216	4,194,516	3,434,155
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.08	$10.80	$10.00
Value at end of period	$11.88	$11.08	$10.80
Number of accumulation units outstanding at end of period	4,835,744	4,678,798	4,403,121
ING PIONEER FUND PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$10.96	$10.00
Value at end of period	$12.59	$10.96
Number of accumulation units outstanding at end of period	947,681	835,053
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$10.88	$10.00
Value at end of period	$12.02	$10.88
Number of accumulation units outstanding at end of period	6,977,641	6,591,837

A 18

Condensed Financial Information (continued)

	2006	2005	2004

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.35
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	367,715
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.24	$19.65
Value at end of period	$25.47	$21.24
Number of accumulation units outstanding at end of period	1,812,177	1,493,366
ING THORNBURG VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.77	$10.78	$9.69
Value at end of period	$12.37	$10.77	$10.78
Number of accumulation units outstanding at end of period	7,311	5,612	5,673
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$40.34	$38.07
Value at end of period	$45.49	$40.34
Number of accumulation units outstanding at end of period	5,521,892	4,439,198
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$28.03	$27.43	$24.27
Value at end of period	$32.84	$28.03	$27.43
Number of accumulation units outstanding at end of period	2,871,656	2,827,868	2,602,040
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.58	$9.14	$8.38
Value at end of period	$10.46	$9.58	$9.14
Number of accumulation units outstanding at end of period	815,994	972,804	837,292
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.96	$11.15	$9.84
Value at end of period	$13.44	$11.96	$11.15
Number of accumulation units outstanding at end of period	165,341	45,256	4,249
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.19
Value at end of period	$9.67
Number of accumulation units outstanding at end of period	36,917

A 19

Condensed Financial Information (continued)

	2006	2005	2004

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.35	$12.13	$10.57
Value at end of period	$14.07	$12.35	$12.13
Number of accumulation units outstanding at end of period	2,066,249	1,620,818	668,782
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.84	$10.16
Value at end of period	$11.98	$10.84
Number of accumulation units outstanding at end of period	629,056	369,153
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.34	$10.02
Value at end of period	$11.61	$11.34
Number of accumulation units outstanding at end of period	534,172	475,714
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.30	$12.15
Value at end of period	$15.87	$13.30
Number of accumulation units outstanding at end of period	2,939,640	2,119,939
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$27.12	$25.05
Value at end of period	$30.94	$27.12
Number of accumulation units outstanding at end of period	1,711,788	1,524,990
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$57.02	$49.64	$36.64
Value at end of period	$77.20	$57.02	$49.64
Number of accumulation units outstanding at end of period	1,081,799	935,631	672,058
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.72	$11.08	$10.03
Value at end of period	$13.50	$11.72	$11.08
Number of accumulation units outstanding at end of period	650,093	515,129	120,279

A 20

Condensed Financial Information (continued)

	2006	2005	2004

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$7.26	$7.07	$6.57
Value at end of period	$9.09	$7.26	$7.07
Number of accumulation units outstanding at end of period	538,201	643,892	521,142
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.32	$10.38
Value at end of period	$12.69	$10.32
Number of accumulation units outstanding at end of period	391,403	361
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.01	$9.67	$8.92
Value at end of period	$11.25	$10.01	$9.67
Number of accumulation units outstanding at end of period	1,941,369	1,717,454	1,211,622
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.91	$10.92	$9.49
Value at end of period	$12.78	$11.91	$10.92
Number of accumulation units outstanding at end of period	1,783,464	1,374,933	505,878
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.96	$11.33	$9.39
Value at end of period	$13.35	$11.96	$11.33
Number of accumulation units outstanding at end of period	1,573,446	1,104,254	456,418
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.54	$11.40
Value at end of period	$11.78	$11.54
Number of accumulation units outstanding at end of period	9,597,875	3,017,046
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.25	$6.77
Value at end of period	$8.01	$7.25
Number of accumulation units outstanding at end of period	1,332,137	1,407,649
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.22	$10.69	$9.87
Value at end of period	$12.78	$11.22	$10.69
Number of accumulation units outstanding at end of period	134,455	175,994	6,813

A 21

Condensed Financial Information (continued)

	2006	2005	2004

ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.76	$20.91
Value at end of period	$24.65	$21.76
Number of accumulation units outstanding at end of period	350,134	348,785
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.71	$9.74
Value at end of period	$11.43	$9.71
Number of accumulation units outstanding at end of period	322,376	503
MUTUAL SHARES SECURITIES FUND
(Fund first available during May 2006)
Value at beginning of period	$10.00
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	1,282,122
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$8.87	$8.78	$8.20
Value at end of period	$9.92	$8.87	$8.78
Number of accumulation units outstanding at end of period	222,576	276,280	391,752
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$9.83	$9.24	$8.22
Value at end of period	$11.36	$9.83	$9.24
Number of accumulation units outstanding at end of period	183,750	204,701	236,069
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.43	$8.20	$9.36
Value at end of period	$8.05	$7.43	$8.20
Number of accumulation units outstanding at end of period	675,338	692,648	737,507
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.71	$11.58	$10.08
Value at end of period	$13.21	$11.71	$11.58
Number of accumulation units outstanding at end of period	733,672	773,522	702,471

A 22

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.80%

	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.49	$11.84	$10.63	$8.42	$10.00
Value at end of period	$14.06	$11.49	$11.84	$10.63	$8.42
Number of accumulation units outstanding at end of period	269,235	352,163	395,526	301,537	54,250
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$17.22	$16.63
Value at end of period	$20.19	$17.22
Number of accumulation units outstanding at end of period	883,123	1,123,510
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$14.03	$12.24	$10.83	$8.60	$9.69	$9.36
Value at end of period	$15.35	$14.03	$12.24	$10.83	$8.60	$9.69
Number of accumulation units outstanding at end of period	2,418,016	1,399,642	59,724	45,391	8,870	0
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.26	$10.86	$9.94	$7.79	$9.57	$9.10
Value at end of period	$13.26	$11.26	$10.86	$9.94	$7.79	$9.57
Number of accumulation units outstanding at end of period	1,865,881	1,488,441	1,417,019	1,180,858	178,752	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.85	$18.91
Value at end of period	$19.83	$19.85
Number of accumulation units outstanding at end of period	1,477,882	1,600,667
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.24	$11.83	$10.98	$10.00
Value at end of period	$13.77	$12.24	$11.83	$10.98
Number of accumulation units outstanding at end of period	5,052,756	3,869,182	2,706,900	724,335
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.42	$11.82	$10.76	$10.00
Value at end of period	$14.45	$13.42	$11.82	$10.76
Number of accumulation units outstanding at end of period	6,955,941	5,322,761	3,253,026	913,862
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.05	$13.52	$11.60	$10.00
Value at end of period	$18.66	$16.05	$13.52	$11.60
Number of accumulation units outstanding at end of period	3,422,931	2,431,609	1,413,483	261,151

A 23

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.97	$10.02
Value at end of period	$12.42	$10.97
Number of accumulation units outstanding at end of period	930,874	428,655
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.72	$10.82
Value at end of period	$12.33	$11.72
Number of accumulation units outstanding at end of period	944,396	1,075,154
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.18	$11.78
Value at end of period	$13.92	$12.18
Number of accumulation units outstanding at end of period	356,735	312,414
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.06	$18.58
Value at end of period	$20.00	$18.06
Number of accumulation units outstanding at end of period	1,836,380	2,107,561
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.18	$10.72
Value at end of period	$12.11	$11.18
Number of accumulation units outstanding at end of period	5,024,711	5,800,169
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.05
Value at end of period	$10.03
Number of accumulation units outstanding at end of period	705,941
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.91	$9.96
Value at end of period	$11.08	$9.91
Number of accumulation units outstanding at end of period	673,675	19,330
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.71	$9.88	$9.95
Value at end of period	$11.98	$10.71	$9.88
Number of accumulation units outstanding at end of period	1,155,987	1,100,939	137,601

A 24

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.68	$10.46	$9.73
Value at end of period	$11.07	$10.68	$10.46
Number of accumulation units outstanding at end of period	34,235	24,325	736
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.14	$11.45
Value at end of period	$14.44	$13.14
Number of accumulation units outstanding at end of period	3,797,707	3,735,442
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.50	$10.32
Value at end of period	$10.57	$10.50
Number of accumulation units outstanding at end of period	1,068,957	23,613
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.30	$24.00
Value at end of period	$24.96	$24.30
Number of accumulation units outstanding at end of period	1,580,066	1,862,675
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.02
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	1,378,070
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.98	$10.37
Value at end of period	$12.09	$10.98
Number of accumulation units outstanding at end of period	1,179	793
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.04
Value at end of period	$13.59
Number of accumulation units outstanding at end of period	393,066
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$28.03	$20.72
Value at end of period	$33.42	$28.03
Number of accumulation units outstanding at end of period	1,187,540	958,681

A 25

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$7.00	$7.00
Value at end of period	$7.51	$7.00
Number of accumulation units outstanding at end of period	1,024,893	980,093
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.62	$10.23	$8.89
Value at end of period	$14.04	$11.62	$10.23
Number of accumulation units outstanding at end of period	920,095	599,753	573,273
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.47	$10.18
Value at end of period	$17.97	$13.47
Number of accumulation units outstanding at end of period	2,182,854	1,662,498
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.90	$13.82	$11.86	$10.00
Value at end of period	$17.84	$14.90	$13.82	$11.86
Number of accumulation units outstanding at end of period	393,877	275,629	176,344	80,497
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.72	$13.82	$11.67	$9.14	$10.00
Value at end of period	$16.84	$14.72	$13.82	$11.67	$9.14
Number of accumulation units outstanding at end of period	24,036	28,793	30,467	11,473	106
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.98	$13.63	$10.31	$7.82	$10.00
Value at end of period	$14.87	$12.98	$13.63	$10.31	$7.82
Number of accumulation units outstanding at end of period	1,290,727	1,019,675	873,013	681,441	95,249
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.61	$10.13
Value at end of period	$12.51	$10.61
Number of accumulation units outstanding at end of period	373,189	297,901

A 26

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.86	$12.24	$10.57	$8.20	$10.00
Value at end of period	$17.59	$13.86	$12.24	$10.57	$8.20
Number of accumulation units outstanding at end of period	2,459,104	1,478,096	630,752	268,993	51,442
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.67	$11.61	$10.80	$10.00
Value at end of period	$13.69	$12.67	$11.61	$10.80
Number of accumulation units outstanding at end of period	586,454	554,505	414,445	147,757
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during 2004)
Value at beginning of period	$12.52	$12.20	$11.52
Value at end of period	$14.51	$12.52	$12.20
Number of accumulation units outstanding at end of period	2,774,192	3,073,205	3,539,089
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.79	$9.40	$8.41	$6.99	$8.83	$8.58
Value at end of period	$10.23	$9.79	$9.40	$8.41	$6.99	$8.83
Number of accumulation units outstanding at end of period	3,874,899	3,832,627	3,269,858	3,698,410	2,513,591	1,282,147
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.89	$11.23	$9.69
Value at end of period	$13.79	$11.89	$11.23
Number of accumulation units outstanding at end of period	6,174,954	3,819,492	770,621
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.66	$11.11	$9.86
Value at end of period	$13.22	$11.66	$11.11
Number of accumulation units outstanding at end of period	12,345,058	5,774,561	961,249
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.36	$10.94	$10.09
Value at end of period	$12.66	$11.36	$10.94
Number of accumulation units outstanding at end of period	9,275,209	5,570,119	1,346,989
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.17	$10.80	$10.08
Value at end of period	$12.22	$11.17	$10.80
Number of accumulation units outstanding at end of period	4,972,214	2,731,105	863,041

A 27

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$14.75	$14.62	$14.75	$14.91	$14.96	$14.96
Value at end of period	$15.16	$14.75	$14.62	$14.75	$14.91	$14.96
Number of accumulation units outstanding at end of period	4,440,473	3,755,357	5,378,659	5,614,607	10,613,768	9,752,616
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during 2004)
Value at beginning of period	$11.50	$11.10	$10.28
Value at end of period	$13.28	$11.50	$11.10
Number of accumulation units outstanding at end of period	1,144,372	1,082,721	1,181,536
ING MARKETPRO PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.98	$10.03
Value at end of period	$10.83	$9.98
Number of accumulation units outstanding at end of period	159,388	11,698
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.75	$14.73	$13.34
Value at end of period	$16.23	$15.75	$14.73
Number of accumulation units outstanding at end of period	3,877,205	4,449,482	4,872,617
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.38	$10.02
Value at end of period	$15.08	$12.38
Number of accumulation units outstanding at end of period	1,142,975	901,211
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$23.51	$23.27	$21.32	$18.60	$19.96	$19.51
Value at end of period	$25.85	$23.51	$23.27	$21.32	$18.60	$19.96
Number of accumulation units outstanding at end of period	3,976,403	4,475,568	4,747,334	4,841,190	3,921,172	2,673,135
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.37	$10.14
Value at end of period	$14.60	$11.37
Number of accumulation units outstanding at end of period	1,533,268	997,079
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.21
Value at end of period	$10.06
Number of accumulation units outstanding at end of period	18,814

A 28

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during April 2005)
Value at beginning of period	$11.97	$10.06
Value at end of period	$13.87	$11.97
Number of accumulation units outstanding at end of period	9,627	10,425
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$13.48	$12.12	$10.73	$8.29	$10.00
Value at end of period	$15.57	$13.48	$12.12	$10.73	$8.29
Number of accumulation units outstanding at end of period	475,907	134,955	1,286	1,219	110
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2001)
Value at beginning of period	$20.61	$19.85	$17.91	$14.64	$19.84	$18.98
Value at end of period	$23.26	$20.61	$19.85	$17.91	$14.64	$19.84
Number of accumulation units outstanding at end of period	1,435,265	1,625,837	1,916,552	2,135,321	2,132,959	1,666,295
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.10	$13.02	$12.64	$12.29	$11.51	$11.78
Value at end of period	$13.42	$13.10	$13.02	$12.64	$12.29	$11.51
Number of accumulation units outstanding at end of period	4,447,759	4,451,341	4,229,657	4,187,288	3,457,226	958,057
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.06	$10.79	$10.00
Value at end of period	$11.83	$11.06	$10.79
Number of accumulation units outstanding at end of period	4,721,058	4,992,196	5,910,000
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.95	$10.22
Value at end of period	$12.56	$10.95
Number of accumulation units outstanding at end of period	571,205	547,803
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.87	$10.07
Value at end of period	$11.99	$10.87
Number of accumulation units outstanding at end of period	3,098,485	3,271,699
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.30
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	278,154

A 29

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.82	$19.29
Value at end of period	$24.92	$20.82
Number of accumulation units outstanding at end of period	1,566,073	1,545,865
ING THORNBURG VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$8.48	$8.50	$7.67	$6.10	$8.89	$8.29
Value at end of period	$9.73	$8.48	$8.50	$7.67	$6.10	$8.89
Number of accumulation units outstanding at end of period	9,044	18,325	18,318	18,605	1,496	0
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$39.31	$37.15
Value at end of period	$44.26	$39.31
Number of accumulation units outstanding at end of period	5,411,561	5,593,875
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$27.32	$26.77	$23.73
Value at end of period	$31.95	$27.32	$26.77
Number of accumulation units outstanding at end of period	2,435,514	2,579,967	2,660,206
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.50	$9.09	$8.34
Value at end of period	$10.36	$9.50	$9.09
Number of accumulation units outstanding at end of period	836,259	1,054,274	1,156,727
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$11.93	$11.21
Value at end of period	$13.39	$11.93
Number of accumulation units outstanding at end of period	97,176	19,477
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.05
Value at end of period	$9.66
Number of accumulation units outstanding at end of period	73,163
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.28	$12.08	$10.54	$8.28	$10.00
Value at end of period	$13.97	$12.28	$12.08	$10.54	$8.28
Number of accumulation units outstanding at end of period	316,783	271,921	28,576	19,929	1,649

A 30

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.83	$10.16
Value at end of period	$11.95	$10.83
Number of accumulation units outstanding at end of period	212,735	247,764
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.28	$9.98
Value at end of period	$11.53	$11.28
Number of accumulation units outstanding at end of period	480,697	552,480
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.23	$12.10
Value at end of period	$15.76	$13.23
Number of accumulation units outstanding at end of period	1,445,695	1,194,633
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$26.62	$24.63
Value at end of period	$30.32	$26.62
Number of accumulation units outstanding at end of period	1,927,762	1,917,353
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$55.57	$48.45	$35.82
Value at end of period	$75.12	$55.57	$48.45
Number of accumulation units outstanding at end of period	1,107,145	1,005,107	1,026,075
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.70	$11.07	$10.05
Value at end of period	$13.45	$11.70	$11.07
Number of accumulation units outstanding at end of period	446,884	484,010	30,346
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$7.20	$7.02	$6.53	$5.15	$6.98	$6.80
Value at end of period	$9.00	$7.20	$7.02	$6.53	$5.15	$6.98
Number of accumulation units outstanding at end of period	724,601	883,388	872,735	910,436	598,428	468,772

A 31

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.76
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	150,709
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.94	$9.62	$8.89	$7.19	$9.36	$9.08
Value at end of period	$11.15	$9.94	$9.62	$8.89	$7.19	$9.36
Number of accumulation units outstanding at end of period	1,154,154	1,190,341	578,842	335,685	6,180	0
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.72	$12.60	$11.03	$8.51	$9.87	$9.14
Value at end of period	$14.70	$13.72	$12.60	$11.03	$8.51	$9.87
Number of accumulation units outstanding at end of period	799,019	577,024	175,614	25,111	7,367	0
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$14.40	$13.66	$11.43	$8.57	$10.07	$9.15
Value at end of period	$16.05	$14.40	$13.66	$11.43	$8.57	$10.07
Number of accumulation units outstanding at end of period	986,086	572,793	166,880	56,252	3,623	0
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.48	$11.35
Value at end of period	$11.70	$11.48
Number of accumulation units outstanding at end of period	4,238,741	2,290,174
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.20	$6.73
Value at end of period	$7.94	$7.20
Number of accumulation units outstanding at end of period	1,367,397	1,411,612
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.01	$8.60	$7.97	$6.53	$9.00	$8.76
Value at end of period	$10.25	$9.01	$8.60	$7.97	$6.53	$9.00
Number of accumulation units outstanding at end of period	211,257	259,485	6,720	4,693	1,589	0
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.32	$20.51
Value at end of period	$24.11	$21.32
Number of accumulation units outstanding at end of period	943,455	1,109,749

A 32

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.71	$9.88
Value at end of period	$11.41	$9.71
Number of accumulation units outstanding at end of period	163,078	302
MUTUAL SHARES SECURITIES FUND
(Fund first available during May 2006)
Value at beginning of period	$9.99
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	710,519
PROFUND VP BULL
(Fund first available during 2004)
Value at beginning of period	$8.81	$8.73	$8.17
Value at end of period	$9.83	$8.81	$8.73
Number of accumulation units outstanding at end of period	433,675	743,586	883,577
PROFUND VP EUROPE 30
(Fund first available during 2004)
Value at beginning of period	$9.76	$9.19	$8.19
Value at end of period	$11.26	$9.76	$9.19
Number of accumulation units outstanding at end of period	125,928	237,235	321,503
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.40	$8.18	$9.35	$10.00
Value at end of period	$8.01	$7.40	$8.18	$9.35
Number of accumulation units outstanding at end of period	513,019	425,290	451,133	108,486
PROFUND VP SMALL-CAP
(Fund first available during 2004)
Value at beginning of period	$11.62	$11.51	$10.04
Value at end of period	$13.10	$11.62	$11.51
Number of accumulation units outstanding at end of period	563,126	639,751	972,699

	Separate Account Annual Charges of 1.85%

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.47	$11.82	$10.62
Value at end of period	$14.03	$11.47	$11.82
Number of accumulation units outstanding at end of period	322,386	422,849	480,559

A 33

Condensed Financial Information (continued)

	2006	2005	2004

COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$17.20	$16.61
Value at end of period	$20.15	$17.20
Number of accumulation units outstanding at end of period	1,483,586	1,875,440
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.34	$10.78	$9.84
Value at end of period	$13.50	$12.34	$10.78
Number of accumulation units outstanding at end of period	1,267,701	778,454	30,450
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.24	$10.84	$9.93
Value at end of period	$13.23	$11.24	$10.84
Number of accumulation units outstanding at end of period	1,880,927	2,040,316	2,147,646
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.75	$18.83
Value at end of period	$19.73	$19.75
Number of accumulation units outstanding at end of period	692,464	865,640
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.22	$11.82	$10.97
Value at end of period	$13.75	$12.22	$11.82
Number of accumulation units outstanding at end of period	6,420,728	7,151,073	6,845,978
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.41	$11.81	$10.76
Value at end of period	$14.43	$13.41	$11.81
Number of accumulation units outstanding at end of period	9,928,969	10,461,932	9,623,914
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.03	$13.51	$11.60
Value at end of period	$18.63	$16.03	$13.51
Number of accumulation units outstanding at end of period	3,154,918	3,093,402	2,651,973

A 34

Condensed Financial Information (continued)

	2006	2005	2004

ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.97	$9.90
Value at end of period	$12.41	$10.97
Number of accumulation units outstanding at end of period	306,935	177,512
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.70	$10.80
Value at end of period	$12.30	$11.70
Number of accumulation units outstanding at end of period	1,039,480	1,163,084
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.16	$11.76
Value at end of period	$13.89	$12.16
Number of accumulation units outstanding at end of period	288,455	281,653
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.97	$18.50
Value at end of period	$19.89	$17.97
Number of accumulation units outstanding at end of period	987,487	1,187,036
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.15	$10.69
Value at end of period	$12.07	$11.15
Number of accumulation units outstanding at end of period	2,631,432	3,153,201
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.05
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	235,115
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.91	$9.99
Value at end of period	$11.07	$9.91
Number of accumulation units outstanding at end of period	244,618	10,669
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.70	$9.88	$10.00
Value at end of period	$11.96	$10.70	$9.88
Number of accumulation units outstanding at end of period	1,209,026	1,373,293	346,575

A 35

Condensed Financial Information (continued)

	2006	2005	2004

ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.67	$10.45	$9.98
Value at end of period	$11.06	$10.67	$10.45
Number of accumulation units outstanding at end of period	32,011	38,432	23,823
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.11	$11.42
Value at end of period	$14.40	$13.11
Number of accumulation units outstanding at end of period	2,152,320	2,416,092
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.49	$10.06
Value at end of period	$10.56	$10.49
Number of accumulation units outstanding at end of period	1,740,998	1,403
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.16	$23.87
Value at end of period	$24.80	$24.16
Number of accumulation units outstanding at end of period	714,932	866,778
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.99
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	465,890
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$10.98	$10.93
Value at end of period	$12.08	$10.98
Number of accumulation units outstanding at end of period	645	731
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.42
Value at end of period	$13.58
Number of accumulation units outstanding at end of period	110,050

A 36

Condensed Financial Information (continued)

	2006	2005	2004

ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$27.79	$20.55
Value at end of period	$33.11	$27.79
Number of accumulation units outstanding at end of period	668,718	683,979
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$6.99	$6.98
Value at end of period	$7.49	$6.99
Number of accumulation units outstanding at end of period	669,398	812,533
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.58	$10.21	$8.88
Value at end of period	$13.99	$11.58	$10.21
Number of accumulation units outstanding at end of period	466,816	413,114	487,446
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.42	$10.14
Value at end of period	$17.89	$13.42
Number of accumulation units outstanding at end of period	1,160,227	1,078,138
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.88	$13.81	$11.86
Value at end of period	$17.81	$14.88	$13.81
Number of accumulation units outstanding at end of period	775,956	648,084	599,495
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.01	$11.28	$9.90
Value at end of period	$13.74	$12.01	$11.28
Number of accumulation units outstanding at end of period	86,820	99,231	65,652
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.96	$13.63	$10.30
Value at end of period	$14.84	$12.96	$13.63
Number of accumulation units outstanding at end of period	743,578	785,793	784,755
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.61	$10.06
Value at end of period	$12.50	$10.61
Number of accumulation units outstanding at end of period	201,852	47,897

A 37

Condensed Financial Information (continued)

	2006	2005	2004

ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.84	$12.22	$10.56
Value at end of period	$17.55	$13.84	$12.22
Number of accumulation units outstanding at end of period	1,790,936	1,683,878	1,434,654
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.66	$11.60	$10.80
Value at end of period	$13.67	$12.66	$11.60
Number of accumulation units outstanding at end of period	1,221,282	1,363,628	1,402,387
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.49	$12.17	$11.50
Value at end of period	$14.46	$12.49	$12.17
Number of accumulation units outstanding at end of period	1,108,540	1,281,384	1,463,875
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.76	$9.38	$8.39
Value at end of period	$10.20	$9.76	$9.38
Number of accumulation units outstanding at end of period	1,858,703	2,222,016	1,838,796
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.88	$11.23	$9.73
Value at end of period	$13.77	$11.88	$11.23
Number of accumulation units outstanding at end of period	3,216,279	3,457,106	2,359,301
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.65	$11.11	$10.12
Value at end of period	$13.20	$11.65	$11.11
Number of accumulation units outstanding at end of period	9,458,634	8,988,474	6,653,474
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.35	$10.93	$10.06
Value at end of period	$12.64	$11.35	$10.93
Number of accumulation units outstanding at end of period	6,709,537	6,829,733	5,434,550
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.16	$10.79	$9.87
Value at end of period	$12.21	$11.16	$10.79
Number of accumulation units outstanding at end of period	2,863,965	2,419,071	1,845,688

A 38

Condensed Financial Information (continued)

	2006	2005	2004

ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$14.67	$14.54	$14.68
Value at end of period	$15.08	$14.67	$14.54
Number of accumulation units outstanding at end of period	953,645	813,852	1,339,734
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.46	$11.07	$10.26
Value at end of period	$13.23	$11.46	$11.07
Number of accumulation units outstanding at end of period	483,441	475,388	555,559
ING MARKETPRO PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.95
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	2,200
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.67	$14.66	$13.28
Value at end of period	$16.14	$15.67	$14.66
Number of accumulation units outstanding at end of period	1,389,648	1,674,635	1,913,665
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.38	$10.15
Value at end of period	$15.07	$12.38
Number of accumulation units outstanding at end of period	632,381	628,482
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$23.38	$23.15	$21.22
Value at end of period	$25.69	$23.38	$23.15
Number of accumulation units outstanding at end of period	1,727,427	2,156,039	2,327,130
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.36	$10.14
Value at end of period	$14.59	$11.36
Number of accumulation units outstanding at end of period	868,911	873,349
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.73
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	7,124

A 39

Condensed Financial Information (continued)

	2006	2005	2004

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during April 2005)
Value at beginning of period	$11.97	$10.06
Value at end of period	$13.86	$11.97
Number of accumulation units outstanding at end of period	5,612	6,515
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$12.13	$10.91	$10.39
Value at end of period	$14.01	$12.13	$10.91
Number of accumulation units outstanding at end of period	192,486	56,426	750
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2001)
Value at beginning of period	$20.49	$19.74	$17.82
Value at end of period	$23.12	$20.49	$19.74
Number of accumulation units outstanding at end of period	507,624	536,169	591,685
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.02	$12.95	$12.58
Value at end of period	$13.34	$13.02	$12.95
Number of accumulation units outstanding at end of period	1,711,242	1,973,149	2,114,845
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.05	$10.79	$10.00
Value at end of period	$11.81	$11.05	$10.79
Number of accumulation units outstanding at end of period	2,675,342	2,873,390	3,220,096
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.95	$10.16
Value at end of period	$12.55	$10.95
Number of accumulation units outstanding at end of period	531,191	603,300
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.86	$10.07
Value at end of period	$11.98	$10.86
Number of accumulation units outstanding at end of period	4,429,284	5,017,559
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.02
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	71,758

A 40

Condensed Financial Information (continued)

	2006	2005	2004

ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.68	$19.17
Value at end of period	$24.75	$20.68
Number of accumulation units outstanding at end of period	854,833	903,228
ING THORNBURG VALUE PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$10.73	$9.94
Value at end of period	$12.31	$10.73
Number of accumulation units outstanding at end of period	619	591
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$38.98	$36.86
Value at end of period	$43.86	$38.98
Number of accumulation units outstanding at end of period	2,821,422	3,031,655
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$27.09	$26.55	$23.55
Value at end of period	$31.66	$27.09	$26.55
Number of accumulation units outstanding at end of period	1,672,382	1,864,736	2,005,506
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.48	$9.07	$8.33
Value at end of period	$10.33	$9.48	$9.07
Number of accumulation units outstanding at end of period	540,148	687,287	745,308
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.92	$10.97
Value at end of period	$13.37	$11.92
Number of accumulation units outstanding at end of period	60,757	20,569
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$8.88
Value at end of period	$9.66
Number of accumulation units outstanding at end of period	122
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.26	$12.07	$10.53
Value at end of period	$13.94	$12.26	$12.07
Number of accumulation units outstanding at end of period	3,095,553	3,505,743	3,524,220

A 41

Condensed Financial Information (continued)

	2006	2005	2004

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.83	$10.16
Value at end of period	$11.94	$10.83
Number of accumulation units outstanding at end of period	144,283	94,700
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.26	$9.97
Value at end of period	$11.50	$11.26
Number of accumulation units outstanding at end of period	241,394	287,327
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.20	$12.08
Value at end of period	$15.72	$13.20
Number of accumulation units outstanding at end of period	840,206	879,134
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$26.46	$24.49
Value at end of period	$30.12	$26.46
Number of accumulation units outstanding at end of period	832,725	827,055
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$55.10	$48.06	$35.55
Value at end of period	$74.44	$55.10	$48.06
Number of accumulation units outstanding at end of period	662,678	749,065	816,745
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.68	$11.06	$10.03
Value at end of period	$13.43	$11.68	$11.06
Number of accumulation units outstanding at end of period	600,890	601,346	191,994
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$7.18	$7.00	$6.52
Value at end of period	$8.97	$7.18	$7.00
Number of accumulation units outstanding at end of period	580,035	673,066	707,362

A 42

Condensed Financial Information (continued)

	2006	2005	2004

ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.32	$10.41
Value at end of period	$12.66	$10.32
Number of accumulation units outstanding at end of period	51,220	2,625
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.92	$9.61	$8.88
Value at end of period	$11.12	$9.92	$9.61
Number of accumulation units outstanding at end of period	1,003,427	1,140,505	1,130,196
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.87	$10.91	$9.46
Value at end of period	$12.71	$11.87	$10.91
Number of accumulation units outstanding at end of period	625,859	679,265	317,698
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.92	$11.31	$9.22
Value at end of period	$13.28	$11.92	$11.31
Number of accumulation units outstanding at end of period	494,278	509,167	249,953
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.46	$11.34
Value at end of period	$11.67	$11.46
Number of accumulation units outstanding at end of period	2,180,720	1,965,087
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.18	$6.72
Value at end of period	$7.92	$7.18
Number of accumulation units outstanding at end of period	1,252,118	1,408,556
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.18	$11.25
Value at end of period	$12.71	$11.18
Number of accumulation units outstanding at end of period	139,838	166,537
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.17	$20.38
Value at end of period	$23.93	$21.17
Number of accumulation units outstanding at end of period	247,235	258,839

A 43

	Condensed Financial Information (continued)

	2006	2005	2004

ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$10.47
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	126,410
MUTUAL SHARES SECURITIES FUND
(Fund first available during May 2006)
Value at beginning of period	$9.77
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	215,435
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$8.79	$8.71	$8.16
Value at end of period	$9.80	$8.79	$8.71
Number of accumulation units outstanding at end of period	437,058	503,432	730,973
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$9.73	$9.17	$8.18
Value at end of period	$11.23	$9.73	$9.17
Number of accumulation units outstanding at end of period	165,860	242,501	300,855
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.39	$8.18	$9.35
Value at end of period	$7.99	$7.39	$8.18
Number of accumulation units outstanding at end of period	511,879	581,869	524,459
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.59	$11.49	$10.03
Value at end of period	$13.06	$11.59	$11.49
Number of accumulation units outstanding at end of period	568,023	718,992	820,564

	Separate Account Annual Charges of 1.95%

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.43	$11.79	$10.61	$8.41	$10.00
Value at end of period	$13.96	$11.43	$11.79	$10.61	$8.41
Number of accumulation units outstanding at end of period	106,010	110,857	5,645	6,530	758

A 44

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$17.15	$16.58
Value at end of period	$20.07	$17.15
Number of accumulation units outstanding at end of period	661,159	649,073
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.93	$12.18	$10.79	$8.58	$9.68	$9.36
Value at end of period	$15.22	$13.93	$12.18	$10.79	$8.58	$9.68
Number of accumulation units outstanding at end of period	2,248,140	1,009,027	138,475	93,715	19,392	0
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.18	$10.80	$9.91	$7.77	$9.57	$9.10
Value at end of period	$13.15	$11.18	$10.80	$9.91	$7.77	$9.57
Number of accumulation units outstanding at end of period	813,783	547,233	125,507	58,993	9,459	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.56	$18.66
Value at end of period	$19.51	$19.56
Number of accumulation units outstanding at end of period	365,874	189,424
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.19	$11.81	$10.97	$10.00
Value at end of period	$13.70	$12.19	$11.81	$10.97
Number of accumulation units outstanding at end of period	6,408,516	4,607,966	348,070	63,213
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.37	$11.80	$10.75	$10.00
Value at end of period	$14.38	$13.37	$11.80	$10.75
Number of accumulation units outstanding at end of period	8,382,071	5,632,392	362,211	72,592
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.00	$13.49	$11.60	$10.00
Value at end of period	$18.56	$16.00	$13.49	$11.60
Number of accumulation units outstanding at end of period	3,004,812	1,757,275	161,298	17,513
A 45

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.96	$10.31
Value at end of period	$12.39	$10.96
Number of accumulation units outstanding at end of period	799,004	315,123
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$11.65	$10.74
Value at end of period	$12.24	$11.65
Number of accumulation units outstanding at end of period	319,126	201,000
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.12	$11.73
Value at end of period	$13.82	$12.12
Number of accumulation units outstanding at end of period	158,830	74,087
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.79	$18.33
Value at end of period	$19.67	$17.79
Number of accumulation units outstanding at end of period	177,655	162,093
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.08	$10.64
Value at end of period	$11.98	$11.08
Number of accumulation units outstanding at end of period	299,772	251,244
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.95
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	373,022
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.91	$10.02
Value at end of period	$11.06	$9.91
Number of accumulation units outstanding at end of period	498,026	958
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.68	$9.87	$9.71
Value at end of period	$11.93	$10.68	$9.87
Number of accumulation units outstanding at end of period	474,327	345,203	14,865

A 46

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$10.65	$10.02
Value at end of period	$11.03	$10.65
Number of accumulation units outstanding at end of period	19,180	9,371
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.04	$11.37
Value at end of period	$14.31	$13.04
Number of accumulation units outstanding at end of period	869,051	535,373
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.49	$10.36
Value at end of period	$10.54	$10.49
Number of accumulation units outstanding at end of period	221,043	17,392
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.88	$23.63
Value at end of period	$24.50	$23.88
Number of accumulation units outstanding at end of period	176,517	126,437
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.99
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	656,451
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.97	$10.46
Value at end of period	$12.06	$10.97
Number of accumulation units outstanding at end of period	5,368	5,428
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.05
Value at end of period	$13.57
Number of accumulation units outstanding at end of period	167,558
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$27.31	$20.22
Value at end of period	$32.51	$27.31
Number of accumulation units outstanding at end of period	524,482	246,689

A 47

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$6.95	$6.96
Value at end of period	$7.45	$6.95
Number of accumulation units outstanding at end of period	247,997	107,032
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.52	$10.16	$8.85
Value at end of period	$13.90	$11.52	$10.16
Number of accumulation units outstanding at end of period	352,303	109,413	3,447
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.31	$10.07
Value at end of period	$17.73	$13.31
Number of accumulation units outstanding at end of period	1,004,530	569,679
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.85	$13.79	$11.85	$10.00
Value at end of period	$17.75	$14.85	$13.79	$11.85
Number of accumulation units outstanding at end of period	541,444	416,050	24,195	8,655
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.64	$13.76	$11.64	$9.13	$10.00
Value at end of period	$16.73	$14.64	$13.76	$11.64	$9.13
Number of accumulation units outstanding at end of period	95,586	94,036	120,968	37,877	279
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.91	$13.63	$10.29	$7.82	$10.00
Value at end of period	$14.77	$12.91	$13.63	$10.29	$7.82
Number of accumulation units outstanding at end of period	615,365	362,665	68,789	26,587	2,108
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.60	$10.26
Value at end of period	$12.48	$10.60
Number of accumulation units outstanding at end of period	239,377	169,153
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.78	$12.19	$10.54	$8.19	$10.00
Value at end of period	$17.46	$13.78	$12.19	$10.54	$8.19
Number of accumulation units outstanding at end of period	1,466,038	692,426	72,649	20,511	467

A 48

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.63	$11.58	$10.79	$10.00
Value at end of period	$13.62	$12.63	$11.58	$10.79
Number of accumulation units outstanding at end of period	428,703	340,322	59,803	5,105
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.41	$12.11	$11.45	$8.41
Value at end of period	$14.36	$12.41	$12.11	$11.45
Number of accumulation units outstanding at end of period	191,728	146,623	44,955	16,669
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.71	$9.34	$8.37	$6.96	$8.81	$8.56
Value at end of period	$10.14	$9.71	$9.34	$8.37	$6.96	$8.81
Number of accumulation units outstanding at end of period	1,411,265	992,392	68,437	26,957	5,288	0
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.86	$11.22	$9.83
Value at end of period	$13.74	$11.86	$11.22
Number of accumulation units outstanding at end of period	6,374,257	4,285,721	11,075
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.63	$11.10	$10.10
Value at end of period	$13.16	$11.63	$11.10
Number of accumulation units outstanding at end of period	17,476,491	9,279,401	116,438
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.33	$10.92	$10.01
Value at end of period	$12.61	$11.33	$10.92
Number of accumulation units outstanding at end of period	11,998,065	7,449,654	75,027
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.14	$10.79	$10.01
Value at end of period	$12.17	$11.14	$10.79
Number of accumulation units outstanding at end of period	4,344,198	2,218,998	77,856
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$14.42	$14.31	$14.46	$14.64	$14.72	$14.72
Value at end of period	$14.80	$14.42	$14.31	$14.46	$14.64	$14.72
Number of accumulation units outstanding at end of period	953,694	465,550	138,686	66,946	19,321	92

A 49

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.39	$11.01	$10.22	$7.94
Value at end of period	$13.14	$11.39	$11.01	$10.22
Number of accumulation units outstanding at end of period	136,373	32,982	20,350	6,274
ING MARKETPRO PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.25
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	145,816
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.52	$14.53	$13.18
Value at end of period	$15.97	$15.52	$14.53
Number of accumulation units outstanding at end of period	525,510	388,372	27,999
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.37	$10.02
Value at end of period	$15.04	$12.37
Number of accumulation units outstanding at end of period	386,727	202,215
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$23.11	$22.91	$21.02	$18.37	$19.74	$19.30
Value at end of period	$25.37	$23.11	$22.91	$21.02	$18.37	$19.74
Number of accumulation units outstanding at end of period	751,117	593,459	127,261	50,717	19,957	470
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.35	$10.14
Value at end of period	$14.56	$11.35
Number of accumulation units outstanding at end of period	800,077	371,810
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.10
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	2,094
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during April 2005)
Value at beginning of period	$11.96	$10.06
Value at end of period	$13.83	$11.96
Number of accumulation units outstanding at end of period	18,006	15,583

A 50

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$13.41	$12.07	$10.70	$8.28	$10.00
Value at end of period	$15.46	$13.41	$12.07	$10.70	$8.28
Number of accumulation units outstanding at end of period	445,966	130,621	5,878	678	0
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2001)
Value at beginning of period	$20.26	$19.54	$17.65	$14.45	$19.62	$18.78
Value at end of period	$22.83	$20.26	$19.54	$17.65	$14.45	$19.62
Number of accumulation units outstanding at end of period	159,624	80,941	9,183	12,028	1,028	23
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.88	$12.82	$12.46	$12.13	$11.39	$11.66
Value at end of period	$13.17	$12.88	$12.82	$12.46	$12.13	$11.39
Number of accumulation units outstanding at end of period	896,452	766,115	279,024	105,747	32,108	0
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.03	$10.78	$10.00
Value at end of period	$11.78	$11.03	$10.78
Number of accumulation units outstanding at end of period	1,078,759	773,925	134,849
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94	$10.29
Value at end of period	$12.52	$10.94
Number of accumulation units outstanding at end of period	253,209	130,333
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$10.86	$10.00
Value at end of period	$11.96	$10.86
Number of accumulation units outstanding at end of period	1,782,785	1,259,567
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.35
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	104,438
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.40	$18.93
Value at end of period	$24.39	$20.40
Number of accumulation units outstanding at end of period	327,550	131,684

A 51

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING THORNBURG VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$8.42	$8.46	$7.64	$6.08	$8.89	$8.29
Value at end of period	$9.65	$8.42	$8.46	$7.64	$6.08	$8.89
Number of accumulation units outstanding at end of period	35,051	26,915	30,677	25,224	6,820	0
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$38.31	$36.26
Value at end of period	$43.07	$38.31
Number of accumulation units outstanding at end of period	1,755,993	1,075,768
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$26.62	$26.13	$23.19
Value at end of period	$31.09	$26.62	$26.13
Number of accumulation units outstanding at end of period	528,960	407,663	55,676
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.43	$9.03
Value at end of period	$10.26	$9.43
Number of accumulation units outstanding at end of period	136,191	131,333
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.90	$11.13
Value at end of period	$13.34	$11.90
Number of accumulation units outstanding at end of period	57,249	25,931
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.08
Value at end of period	$9.65
Number of accumulation units outstanding at end of period	13,722
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.21	$12.03	$10.51	$8.27	$10.00
Value at end of period	$13.87	$12.21	$12.03	$10.51	$8.27
Number of accumulation units outstanding at end of period	1,382,804	1,051,435	95,582	33,231	4,189

A 52

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.82	$10.15
Value at end of period	$11.92	$10.82
Number of accumulation units outstanding at end of period	369,075	245,919
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.22	$9.94
Value at end of period	$11.45	$11.22
Number of accumulation units outstanding at end of period	104,733	67,658
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.15	$12.05
Value at end of period	$15.65	$13.15
Number of accumulation units outstanding at end of period	682,291	443,052
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$26.13	$24.21
Value at end of period	$29.72	$26.13
Number of accumulation units outstanding at end of period	353,888	188,468
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$54.16	$47.29	$35.01
Value at end of period	$73.09	$54.16	$47.29
Number of accumulation units outstanding at end of period	502,995	303,357	18,394
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.67	$11.06	$10.08
Value at end of period	$13.40	$11.67	$11.06
Number of accumulation units outstanding at end of period	245,061	123,785	9,493
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$7.13	$6.97	$6.50	$5.13	$6.96	$6.78
Value at end of period	$8.90	$7.13	$6.97	$6.50	$5.13	$6.96
Number of accumulation units outstanding at end of period	115,170	119,498	8,288	3,247	1,003	0
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.84
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	141,989

A 53

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.87	$9.57	$8.86	$7.18	$9.35	$9.07
Value at end of period	$11.06	$9.87	$9.57	$8.86	$7.18	$9.35
Number of accumulation units outstanding at end of period	842,997	747,104	156,482	74,850	3,964	0
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.63	$12.54	$10.99	$8.49	$9.86	$9.13
Value at end of period	$14.58	$13.63	$12.54	$10.99	$8.49	$9.86
Number of accumulation units outstanding at end of period	843,068	636,374	128,177	52,557	19,361	0
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$14.30	$13.59	$11.38	$8.55	$10.06	$9.14
Value at end of period	$15.92	$14.30	$13.59	$11.38	$8.55	$10.06
Number of accumulation units outstanding at end of period	678,476	487,498	105,870	37,589	3,254	0
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.41	$11.31
Value at end of period	$11.61	$11.41
Number of accumulation units outstanding at end of period	2,311,169	464,500
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.15	$6.70
Value at end of period	$7.87	$7.15
Number of accumulation units outstanding at end of period	280,862	160,035
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$8.95	$8.55	$7.94	$6.52	$9.00	$8.76
Value at end of period	$10.16	$8.95	$8.55	$7.94	$6.52	$9.00
Number of accumulation units outstanding at end of period	52,869	54,685	4,534	4,824	2,347	0
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.88	$20.11
Value at end of period	$23.57	$20.88
Number of accumulation units outstanding at end of period	64,192	17,818
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.11
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	107,314

A 54

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

MUTUAL SHARES SECURITIES FUND
(Fund first available during May 2006)
Value at beginning of period	$9.96
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	353,733
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$8.74	$8.68	$8.13	$6.61
Value at end of period	$9.75	$8.74	$8.68	$8.13
Number of accumulation units outstanding at end of period	56,029	45,665	3,195	705
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$9.69	$9.14	$8.15	$5.99
Value at end of period	$11.16	$9.69	$9.14	$8.15
Number of accumulation units outstanding at end of period	102,368	97,624	25,549	2,410
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.38	$8.17	$9.35	$10.00
Value at end of period	$7.97	$7.38	$8.17	$9.35
Number of accumulation units outstanding at end of period	231,298	137,057	28,211	2,001
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.54	$11.45	$10.00	$7.14
Value at end of period	$12.99	$11.54	$11.45	$10.00
Number of accumulation units outstanding at end of period	137,364	103,117	45,553	15,408

	Separate Account Annual Charges of 2.00%

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.40	$11.78	$10.60
Value at end of period	$13.93	$11.40	$11.78
Number of accumulation units outstanding at end of period	62,729	91,880	100,657

A 55

Condensed Financial Information (continued)

	2006	2005	2004

COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$17.13	$16.57
Value at end of period	$20.04	$17.13
Number of accumulation units outstanding at end of period	108,275	142,657
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.31	$10.77	$9.59
Value at end of period	$13.44	$12.31	$10.77
Number of accumulation units outstanding at end of period	385,255	267,717	57,359
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.16	$10.79	$9.89
Value at end of period	$13.12	$11.16	$10.79
Number of accumulation units outstanding at end of period	348,888	334,161	308,446
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.46	$18.58
Value at end of period	$19.40	$19.46
Number of accumulation units outstanding at end of period	100,116	116,761
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.18	$11.80	$10.97
Value at end of period	$13.68	$12.18	$11.80
Number of accumulation units outstanding at end of period	1,090,431	1,005,590	665,072
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.36	$11.79	$10.75
Value at end of period	$14.36	$13.36	$11.79
Number of accumulation units outstanding at end of period	1,190,845	1,056,006	829,532
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.98	$13.48	$11.59
Value at end of period	$18.53	$15.98	$13.48
Number of accumulation units outstanding at end of period	562,397	467,938	269,604
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.96	$10.49
Value at end of period	$12.38	$10.96
Number of accumulation units outstanding at end of period	61,697	44,795

A 56

Condensed Financial Information (continued)

	2006	2005	2004

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.63	$10.76
Value at end of period	$12.21	$11.63
Number of accumulation units outstanding at end of period	107,751	128,970
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.09	$11.72
Value at end of period	$13.79	$12.09
Number of accumulation units outstanding at end of period	30,476	25,563
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.70	$18.24
Value at end of period	$19.56	$17.70
Number of accumulation units outstanding at end of period	166,580	190,100
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.05	$10.61
Value at end of period	$11.94	$11.05
Number of accumulation units outstanding at end of period	666,921	792,740
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.13
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	48,102
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.91	$9.93
Value at end of period	$11.05	$9.91
Number of accumulation units outstanding at end of period	134,351	1,446
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.68	$9.86	$10.03
Value at end of period	$11.92	$10.68	$9.86
Number of accumulation units outstanding at end of period	180,229	183,222	22,301
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.64	$10.44	$9.73
Value at end of period	$11.01	$10.64	$10.44
Number of accumulation units outstanding at end of period	5,613	696	806

A 57

Condensed Financial Information (continued)

	2006	2005	2004

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.00	$11.35
Value at end of period	$14.26	$13.00
Number of accumulation units outstanding at end of period	380,571	402,963
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.48	$10.25
Value at end of period	$10.53	$10.48
Number of accumulation units outstanding at end of period	304,309	4,233
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.75	$23.50
Value at end of period	$24.34	$23.75
Number of accumulation units outstanding at end of period	117,548	138,431
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.99
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	160,200
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.42
Value at end of period	$13.57
Number of accumulation units outstanding at end of period	58,575
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$27.08	$20.06
Value at end of period	$32.22	$27.08
Number of accumulation units outstanding at end of period	116,077	101,883
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$6.94	$6.94
Value at end of period	$7.43	$6.94
Number of accumulation units outstanding at end of period	104,832	68,691
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.49	$10.14	$8.84
Value at end of period	$13.86	$11.49	$10.14
Number of accumulation units outstanding at end of period	77,005	77,167	44,257

A 58

Condensed Financial Information (continued)

	2006	2005	2004

ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.26	$10.03
Value at end of period	$17.65	$13.26
Number of accumulation units outstanding at end of period	133,347	150,997
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.83	$13.78	$11.85
Value at end of period	$17.72	$14.83	$13.78
Number of accumulation units outstanding at end of period	36,232	29,179	29,416
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.98	$11.27	$9.72
Value at end of period	$13.68	$11.98	$11.27
Number of accumulation units outstanding at end of period	46,882	58,097	34,711
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.89	$13.63	$10.28
Value at end of period	$14.73	$12.89	$13.63
Number of accumulation units outstanding at end of period	202,981	184,335	145,849
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$10.60	$10.39
Value at end of period	$12.47	$10.60
Number of accumulation units outstanding at end of period	76,298	54,305
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.76	$12.17	$10.53
Value at end of period	$17.42	$13.76	$12.17
Number of accumulation units outstanding at end of period	333,741	261,207	138,775
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.61	$11.58	$10.79
Value at end of period	$13.60	$12.61	$11.58
Number of accumulation units outstanding at end of period	73,279	90,960	44,213

A 59

Condensed Financial Information (continued)

	2006	2005	2004

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.37	$12.08	$11.43
Value at end of period	$14.31	$12.37	$12.08
Number of accumulation units outstanding at end of period	287,979	348,656	404,311
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.68	$9.32	$8.35
Value at end of period	$10.10	$9.68	$9.32
Number of accumulation units outstanding at end of period	560,443	582,965	401,515
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.85	$11.22	$10.09
Value at end of period	$13.72	$11.85	$11.22
Number of accumulation units outstanding at end of period	511,993	405,462	163,522
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.62	$11.10	$9.68
Value at end of period	$13.15	$11.62	$11.10
Number of accumulation units outstanding at end of period	1,690,480	985,844	434,386
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.32	$10.92	$9.75
Value at end of period	$12.59	$11.32	$10.92
Number of accumulation units outstanding at end of period	2,060,345	1,304,591	292,656
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.13	$10.78	$9.84
Value at end of period	$12.16	$11.13	$10.78
Number of accumulation units outstanding at end of period	1,018,597	674,589	220,958
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$14.30	$14.19	$14.35
Value at end of period	$14.67	$14.30	$14.19
Number of accumulation units outstanding at end of period	327,671	274,445	227,939
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.36	$10.99	$10.20
Value at end of period	$13.09	$11.36	$10.99
Number of accumulation units outstanding at end of period	151,463	169,676	202,420

A 60

Condensed Financial Information (continued)

	2006	2005	2004

ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.44	$14.47	$13.13
Value at end of period	$15.88	$15.44	$14.47
Number of accumulation units outstanding at end of period	331,636	340,249	349,744
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.37	$10.16
Value at end of period	$15.03	$12.37
Number of accumulation units outstanding at end of period	186,050	202,595
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$22.98	$22.79	$20.93
Value at end of period	$25.21	$22.98	$22.79
Number of accumulation units outstanding at end of period	480,240	540,719	569,629
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.35	$10.11
Value at end of period	$14.55	$11.35
Number of accumulation units outstanding at end of period	146,037	151,335
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.00
Value at end of period	$10.04
Number of accumulation units outstanding at end of period	5,903
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during April 2005)
Value at beginning of period	$11.95	$10.06
Value at end of period	$13.82	$11.95
Number of accumulation units outstanding at end of period	4,851	5,566
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$12.10	$10.90	$9.66
Value at end of period	$13.95	$12.10	$10.90
Number of accumulation units outstanding at end of period	77,482	25,510	1,231
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2001)
Value at beginning of period	$20.14	$19.44	$17.57
Value at end of period	$22.69	$20.14	$19.44
Number of accumulation units outstanding at end of period	128,400	144,428	150,163

A 61

Condensed Financial Information (continued)

	2006	2005	2004

ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.80	$12.75	$12.40
Value at end of period	$13.09	$12.80	$12.75
Number of accumulation units outstanding at end of period	748,592	782,007	788,210
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.02	$10.77	$10.00
Value at end of period	$11.76	$11.02	$10.77
Number of accumulation units outstanding at end of period	553,343	606,903	671,366
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94	$10.35
Value at end of period	$12.51	$10.94
Number of accumulation units outstanding at end of period	109,629	127,930
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.85	$10.14
Value at end of period	$11.95	$10.85
Number of accumulation units outstanding at end of period	516,027	565,708
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.09
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	13,666
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.26	$18.82
Value at end of period	$24.21	$20.26
Number of accumulation units outstanding at end of period	199,831	210,122
ING THORNBURG VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.70	$10.75	$9.44
Value at end of period	$12.26	$10.70	$10.75
Number of accumulation units outstanding at end of period	1,412	1,421	101
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$37.98	$35.97
Value at end of period	$42.67	$37.98
Number of accumulation units outstanding at end of period	551,286	568,407

A 62

Condensed Financial Information (continued)

	2006	2005	2004

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$26.39	$25.91	$23.02
Value at end of period	$30.81	$26.39	$25.91
Number of accumulation units outstanding at end of period	369,869	435,247	429,673
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.40	$9.01	$8.29
Value at end of period	$10.23	$9.40	$9.01
Number of accumulation units outstanding at end of period	97,739	118,734	124,629
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.89	$11.13	$10.06
Value at end of period	$13.32	$11.89	$11.13
Number of accumulation units outstanding at end of period	18,158	8,593	468
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$9.12
Value at end of period	$9.65
Number of accumulation units outstanding at end of period	2,360
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.19	$11.04	$9.56
Value at end of period	$12.71	$11.19	$11.04
Number of accumulation units outstanding at end of period	133,853	105,454	26,221
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.81	$10.15
Value at end of period	$11.91	$10.81
Number of accumulation units outstanding at end of period	74,414	38,318
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.20	$9.93
Value at end of period	$11.42	$11.20
Number of accumulation units outstanding at end of period	68,603	75,746
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.13	$12.04
Value at end of period	$15.61	$13.13
Number of accumulation units outstanding at end of period	174,683	162,922

A 63

Condensed Financial Information (continued)

	2006	2005	2004

ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$25.96	$24.07
Value at end of period	$29.52	$25.96
Number of accumulation units outstanding at end of period	174,528	194,957
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$53.69	$46.91	$34.74
Value at end of period	$72.42	$53.69	$46.91
Number of accumulation units outstanding at end of period	83,788	82,572	87,409
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.65	$11.05	$9.79
Value at end of period	$13.38	$11.65	$11.05
Number of accumulation units outstanding at end of period	93,229	81,199	10,098
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$7.11	$6.95	$6.48
Value at end of period	$8.87	$7.11	$6.95
Number of accumulation units outstanding at end of period	121,968	181,424	133,300
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.32	$10.38
Value at end of period	$12.64	$10.32
Number of accumulation units outstanding at end of period	13,997	905
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.85	$9.56	$8.84
Value at end of period	$11.03	$9.85	$9.56
Number of accumulation units outstanding at end of period	233,587	294,455	139,303
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.84	$10.90	$9.49
Value at end of period	$12.66	$11.84	$10.90
Number of accumulation units outstanding at end of period	219,511	262,579	103,058

A 64

Condensed Financial Information (continued)

	2006	2005	2004

ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.89	$11.30	$9.39
Value at end of period	$13.23	$11.89	$11.30
Number of accumulation units outstanding at end of period	212,304	222,003	86,380
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.39	$11.29
Value at end of period	$11.59	$11.39
Number of accumulation units outstanding at end of period	257,927	176,739
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.13	$6.68
Value at end of period	$7.85	$7.13
Number of accumulation units outstanding at end of period	171,488	241,147
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.16	$10.66	$9.90
Value at end of period	$12.66	$11.16	$10.66
Number of accumulation units outstanding at end of period	28,850	35,525	15,343
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.73	$19.98
Value at end of period	$23.40	$20.73
Number of accumulation units outstanding at end of period	79,260	62,483
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.04
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	11,531
MUTUAL SHARES SECURITIES FUND
(Fund first available during May 2006)
Value at beginning of period	$10.15
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	127,133
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$8.72	$8.66	$8.12
Value at end of period	$9.72	$8.72	$8.66
Number of accumulation units outstanding at end of period	36,307	29,254	83,416

A 65

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$9.66	$9.12	$8.14
Value at end of period	$11.13	$9.66	$9.12
Number of accumulation units outstanding at end of period	39,521	41,162	62,417
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.37	$8.16	$9.35
Value at end of period	$7.95	$7.37	$8.16
Number of accumulation units outstanding at end of period	43,862	100,887	101,669
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.51	$11.43	$9.99
Value at end of period	$12.95	$11.51	$11.43
Number of accumulation units outstanding at end of period	72,942	81,369	95,672

	Separate Account Annual Charges of 2.20%

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.32	$11.72	$10.56	$8.39	$10.00
Value at end of period	$13.80	$11.32	$11.72	$10.56	$8.39
Number of accumulation units outstanding at end of period	4,602	12,292	25,676	7,873	0
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$11.30	$10.16
Value at end of period	$13.19	$11.30
Number of accumulation units outstanding at end of period	2,452	5,393
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.78	$12.07	$10.72	$8.55	$9.67	$9.35
Value at end of period	$15.02	$13.78	$12.07	$10.72	$8.55	$9.67
Number of accumulation units outstanding at end of period	34,831	96,178	114,317	67,994	5,170	0
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.06	$10.71	$9.85	$7.74	$9.55	$9.09
Value at end of period	$12.98	$11.06	$10.71	$9.85	$7.74	$9.55
Number of accumulation units outstanding at end of period	13,942	54,178	72,342	47,675	15,528	681

A 66

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.57	$12.88
Value at end of period	$12.51	$12.57
Number of accumulation units outstanding at end of period	2,768	547
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.12	$11.77	$10.96	$10.00
Value at end of period	$13.59	$12.12	$11.77	$10.96
Number of accumulation units outstanding at end of period	84,738	204,302	283,627	63,314
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.30	$11.76	$10.74	$10.00
Value at end of period	$14.26	$13.30	$11.76	$10.74
Number of accumulation units outstanding at end of period	75,259	169,062	211,910	65,586
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.90	$13.45	$11.59	$10.00
Value at end of period	$18.41	$15.90	$13.45	$11.59
Number of accumulation units outstanding at end of period	27,858	71,703	64,029	25,452
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94	$10.73
Value at end of period	$12.34	$10.94
Number of accumulation units outstanding at end of period	2,761	8,499
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.57	$10.86
Value at end of period	$12.12	$11.57
Number of accumulation units outstanding at end of period	4,193	21,047
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$11.10	$10.82
Value at end of period	$11.97	$11.10
Number of accumulation units outstanding at end of period	1,489	5,132
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$9.25
Value at end of period	$10.00
Number of accumulation units outstanding at end of period	648

A 67

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.13
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	527
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.64	$9.62
Value at end of period	$11.85	$10.64
Number of accumulation units outstanding at end of period	2,463	20,187
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$10.61	$9.45
Value at end of period	$10.95	$10.61
Number of accumulation units outstanding at end of period	1,273	3,647
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.95	$9.95
Value at end of period	$13.08	$11.95
Number of accumulation units outstanding at end of period	2,506	3,680
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.47	$10.24
Value at end of period	$10.50	$10.47
Number of accumulation units outstanding at end of period	11,148	17,564
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$11.36	$11.19
Value at end of period	$11.63	$11.36
Number of accumulation units outstanding at end of period	1,226	311
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.02
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	20,091
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$13.31	$11.24
Value at end of period	$15.80	$13.31
Number of accumulation units outstanding at end of period	2,714	5,013
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$11.36	$11.57
Value at end of period	$12.14	$11.36
Number of accumulation units outstanding at end of period	505	544

A 68

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.91	$11.42	$10.79
Value at end of period	$15.54	$12.91	$11.42
Number of accumulation units outstanding at end of period	2,758	3,736	4,601
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$13.65	$11.31
Value at end of period	$18.13	$13.65
Number of accumulation units outstanding at end of period	6,942	8,519
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.76	$13.74	$11.84
Value at end of period	$17.60	$14.76	$13.74
Number of accumulation units outstanding at end of period	1,656	6,727	5,578
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.51	$13.67	$11.59	$9.11	$10.00
Value at end of period	$16.53	$14.51	$13.67	$11.59	$9.11
Number of accumulation units outstanding at end of period	15,030	39,358	72,419	34,573	525
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.80	$13.63	$10.24	$7.80	$10.00
Value at end of period	$14.60	$12.80	$13.63	$10.24	$7.80
Number of accumulation units outstanding at end of period	10,791	23,790	24,553	11,237	277
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.58	$10.44
Value at end of period	$12.42	$10.58
Number of accumulation units outstanding at end of period	23,373	58,389
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.66	$12.11	$10.50	$8.18	$10.00
Value at end of period	$17.26	$13.66	$12.11	$10.50	$8.18
Number of accumulation units outstanding at end of period	7,654	43,805	33,546	18,674	71
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.55	$11.54	$10.79	$10.00
Value at end of period	$13.51	$12.55	$11.54	$10.79
Number of accumulation units outstanding at end of period	2,959	14,909	16,446	9,088
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$11.99	$11.73	$11.12	$10.00
Value at end of period	$13.84	$11.99	$11.73	$11.12
Number of accumulation units outstanding at end of period	1,553	2,784	5,141	5,199

A 69

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.58	$9.24	$8.30	$6.92	$8.78	$8.54
Value at end of period	$9.98	$9.58	$9.24	$8.30	$6.92	$8.78
Number of accumulation units outstanding at end of period	8,568	22,638	17,811	8,990	4,648	0
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.81	$11.20	$10.12
Value at end of period	$13.65	$11.81	$11.20
Number of accumulation units outstanding at end of period	3,284	3,930	2,847
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.58	$11.08	$9.98
Value at end of period	$13.08	$11.58	$11.08
Number of accumulation units outstanding at end of period	62,962	90,101	24,934
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.29	$10.91	$10.02
Value at end of period	$12.52	$11.29	$10.91
Number of accumulation units outstanding at end of period	16,579	81,108	68,510
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.10	$10.77	$9.81
Value at end of period	$12.10	$11.10	$10.77
Number of accumulation units outstanding at end of period	15,143	32,947	77,113
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.83	$13.76	$13.94	$14.15	$14.26	$14.26
Value at end of period	$14.16	$13.83	$13.76	$13.94	$14.15	$14.26
Number of accumulation units outstanding at end of period	49,047	55,928	95,078	111,894	948,017	47,932
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.88	$11.15	$9.98
Value at end of period	$12.19	$11.88	$11.15
Number of accumulation units outstanding at end of period	611	7,842	1,277
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$12.35	$10.41
Value at end of period	$14.98	$12.35
Number of accumulation units outstanding at end of period	4,373	15,498

A 70

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$22.48	$22.34	$20.55	$18.00	$19.39	$18.97
Value at end of period	$24.62	$22.48	$22.34	$20.55	$18.00	$19.39
Number of accumulation units outstanding at end of period	28,356	87,954	152,247	99,828	19,793	335
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.33	$10.15
Value at end of period	$14.50	$11.33
Number of accumulation units outstanding at end of period	1,552	22,433
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during April 2005)
Value at beginning of period	$11.94	$10.06
Value at end of period	$13.78	$11.94
Number of accumulation units outstanding at end of period	10,777	20,261
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$13.29	$11.99	$10.66	$8.27	$10.00
Value at end of period	$15.28	$13.29	$11.99	$10.66	$8.27
Number of accumulation units outstanding at end of period	1,234	6,845	15,350	8,223	596
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2001)
Value at beginning of period	$19.70	$19.05	$17.26	$14.16	$19.27	$18.45
Value at end of period	$22.15	$19.70	$19.05	$17.26	$14.16	$19.27
Number of accumulation units outstanding at end of period	2,190	9,394	13,782	7,554	3,982	0
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.52	$12.50	$12.18	$11.89	$11.19	$11.46
Value at end of period	$12.78	$12.52	$12.50	$12.18	$11.89	$11.19
Number of accumulation units outstanding at end of period	41,533	109,825	162,753	142,025	41,826	0
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.98	$10.76	$10.00
Value at end of period	$11.70	$10.98	$10.76
Number of accumulation units outstanding at end of period	31,263	114,748	158,074
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.92	$10.65
Value at end of period	$12.47	$10.92
Number of accumulation units outstanding at end of period	4,048	9,560

A 71

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.84	$10.14
Value at end of period	$11.91	$10.84
Number of accumulation units outstanding at end of period	5,287	17,209
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.32
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	1,233
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.43	$10.87
Value at end of period	$13.64	$11.43
Number of accumulation units outstanding at end of period	2,422	2,998
ING THORNBURG VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$8.33	$8.38	$7.59	$6.06	$8.88	$8.28
Value at end of period	$9.52	$8.33	$8.38	$7.59	$6.06	$8.88
Number of accumulation units outstanding at end of period	15,710	27,231	42,579	32,730	7,427	0
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94	$10.10
Value at end of period	$12.27	$10.94
Number of accumulation units outstanding at end of period	9,862	34,086
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.31	$11.13	$10.00
Value at end of period	$13.18	$11.31	$11.13
Number of accumulation units outstanding at end of period	9,665	25,903	11,490
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$11.32	$10.87	$10.13
Value at end of period	$12.29	$11.32	$10.87
Number of accumulation units outstanding at end of period	15,205	17,398	7,653
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.10	$11.96	$10.47	$8.25	$10.00
Value at end of period	$13.71	$12.10	$11.96	$10.47	$8.25
Number of accumulation units outstanding at end of period	21,315	53,359	74,073	34,041	1,515

A 72

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during August 2005)
Value at beginning of period	$10.80	$10.69
Value at end of period	$11.87	$10.80
Number of accumulation units outstanding at end of period	12,808	7,173
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.59	$10.09
Value at end of period	$12.57	$10.59
Number of accumulation units outstanding at end of period	690	14,148
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$11.05	$10.66
Value at end of period	$12.54	$11.05
Number of accumulation units outstanding at end of period	10,904	7,764
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$15.80	$13.83	$10.65
Value at end of period	$21.27	$15.80	$13.83
Number of accumulation units outstanding at end of period	2,605	20,875	4,596
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$11.62	$11.04	$10.05
Value at end of period	$13.31	$11.62	$11.04
Number of accumulation units outstanding at end of period	438	934	2,414
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$7.03	$6.89	$6.44	$5.10	$6.93	$6.76
Value at end of period	$8.76	$7.03	$6.89	$6.44	$5.10	$6.93
Number of accumulation units outstanding at end of period	5,930	14,221	9,782	8,685	5,942	0
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$11.66
Value at end of period	$12.61
Number of accumulation units outstanding at end of period	8,508

A 73

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.76	$9.49	$8.80	$7.15	$9.34	$9.06
Value at end of period	$10.91	$9.76	$9.49	$8.80	$7.15	$9.34
Number of accumulation units outstanding at end of period	43,631	69,109	100,001	44,013	10,196	0
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.48	$12.43	$10.92	$8.46	$9.85	$9.13
Value at end of period	$14.38	$13.48	$12.43	$10.92	$8.46	$9.85
Number of accumulation units outstanding at end of period	40,904	86,114	130,817	58,661	11,178	0
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$14.15	$13.47	$11.31	$8.52	$10.05	$9.14
Value at end of period	$15.70	$14.15	$13.47	$11.31	$8.52	$10.05
Number of accumulation units outstanding at end of period	30,063	60,361	103,577	69,980	5,086	0
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.04	$10.04
Value at end of period	$10.19	$10.04
Number of accumulation units outstanding at end of period	7,181	11,842
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$8.85	$8.48	$7.89	$6.49	$8.99	$8.75
Value at end of period	$10.03	$8.85	$8.48	$7.89	$6.49	$8.99
Number of accumulation units outstanding at end of period	198	6,581	20,789	21,399	17,732	0
MUTUAL SHARES SECURITIES FUND
(Fund first available during May 2006)
Value at beginning of period	$10.13
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	3,697
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$8.64	$8.60	$8.08	$10.00
Value at end of period	$9.61	$8.64	$8.60	$8.08
Number of accumulation units outstanding at end of period	1,553	2,171	5,142	2,305
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.58	$9.06	$8.10	$10.00
Value at end of period	$11.01	$9.58	$9.06	$8.10
Number of accumulation units outstanding at end of period	47	1,572	2,372	116
A 74

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.33	$8.14	$9.34	$10.00
Value at end of period	$7.90	$7.33	$8.14	$9.34
Number of accumulation units outstanding at end of period	9,377	20,789	31,815	4,040
PROFUND VP SMALL-CAP
(Fund first available during December 2003)
Value at beginning of period	$11.41	$11.34	$9.93	$10.00
Value at end of period	$12.80	$11.41	$11.34	$9.93
Number of accumulation units outstanding at end of period	5,881	9,710	16,974	8,202

	Separate Account Annual Charges of 2.25%

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.30	$11.70	$10.55
Value at end of period	$13.76	$11.30	$11.70
Number of accumulation units outstanding at end of period	57,191	53,074	61,071
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$17.01	$16.50
Value at end of period	$19.85	$17.01
Number of accumulation units outstanding at end of period	143,417	162,865
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.26	$10.75	$9.58
Value at end of period	$13.35	$12.26	$10.75
Number of accumulation units outstanding at end of period	167,756	160,154	11,500
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.03	$10.69	$9.83
Value at end of period	$12.94	$11.03	$10.69
Number of accumulation units outstanding at end of period	249,780	302,405	295,104
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.98	$18.17
Value at end of period	$18.88	$18.98
Number of accumulation units outstanding at end of period	108,795	138,047

A 75

Condensed Financial Information (continued)

	2006	2005	2004

ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.11	$11.76	$10.96
Value at end of period	$13.56	$12.11	$11.76
Number of accumulation units outstanding at end of period	780,265	845,511	814,463
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.28	$11.75	$10.74
Value at end of period	$14.23	$13.28	$11.75
Number of accumulation units outstanding at end of period	915,492	1,003,518	884,348
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.88	$13.43	$11.58
Value at end of period	$18.37	$15.88	$13.43
Number of accumulation units outstanding at end of period	452,095	354,277	258,319
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94	$10.31
Value at end of period	$12.32	$10.94
Number of accumulation units outstanding at end of period	26,530	21,319
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.52	$10.69
Value at end of period	$12.07	$11.52
Number of accumulation units outstanding at end of period	96,351	117,669
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.98	$11.64
Value at end of period	$13.63	$11.98
Number of accumulation units outstanding at end of period	82,804	105,368
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.25	$17.83
Value at end of period	$19.02	$17.25
Number of accumulation units outstanding at end of period	173,291	216,992

A 76

Condensed Financial Information (continued)

	2006	2005	2004

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.88	$10.48
Value at end of period	$11.73	$10.88
Number of accumulation units outstanding at end of period	555,971	703,154
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.12
Value at end of period	$10.00
Number of accumulation units outstanding at end of period	25,627
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.09
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	46,446
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.63	$9.85	$9.95
Value at end of period	$11.84	$10.63	$9.85
Number of accumulation units outstanding at end of period	96,220	110,965	27,062
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.60	$10.42	$9.88
Value at end of period	$10.94	$10.60	$10.42
Number of accumulation units outstanding at end of period	4,142	2,597	2,371
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.83	$11.22
Value at end of period	$14.03	$12.83
Number of accumulation units outstanding at end of period	277,950	314,053
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$10.63
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	157,497
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.08	$22.90
Value at end of period	$23.59	$23.08
Number of accumulation units outstanding at end of period	108,338	132,248

A 77

Condensed Financial Information (continued)

	2006	2005	2004

ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.92
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	112,383
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.42
Value at end of period	$13.54
Number of accumulation units outstanding at end of period	32,151
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$25.93	$19.26
Value at end of period	$30.78	$25.93
Number of accumulation units outstanding at end of period	99,891	126,560
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$6.85	$6.88
Value at end of period	$7.32	$6.85
Number of accumulation units outstanding at end of period	72,744	86,943
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.34	$10.03	$8.76
Value at end of period	$13.64	$11.34	$10.03
Number of accumulation units outstanding at end of period	41,525	50,308	83,138
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.00	$9.86
Value at end of period	$17.25	$13.00
Number of accumulation units outstanding at end of period	197,733	146,546
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.74	$13.73	$11.84
Value at end of period	$17.57	$14.74	$13.73
Number of accumulation units outstanding at end of period	144,892	145,166	125,776
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.93	$11.25	$9.66
Value at end of period	$13.59	$11.93	$11.25
Number of accumulation units outstanding at end of period	23,365	26,069	17,667

A 78

Condensed Financial Information (continued)

	2006	2005	2004

ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.77	$13.63	$10.23
Value at end of period	$14.56	$12.77	$13.63
Number of accumulation units outstanding at end of period	129,949	150,463	171,395
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.58	$10.37
Value at end of period	$12.41	$10.58
Number of accumulation units outstanding at end of period	26,863	18,482
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.63	$12.09	$10.49
Value at end of period	$17.22	$13.63	$12.09
Number of accumulation units outstanding at end of period	325,583	284,151	277,456
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.54	$11.54	$10.78
Value at end of period	$13.48	$12.54	$11.54
Number of accumulation units outstanding at end of period	109,513	123,925	117,910
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.19	$11.93	$11.32
Value at end of period	$14.06	$12.19	$11.93
Number of accumulation units outstanding at end of period	320,501	375,817	504,548
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.55	$9.22	$8.28
Value at end of period	$9.94	$9.55	$9.22
Number of accumulation units outstanding at end of period	329,879	377,756	380,727
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.80	$11.20	$10.09
Value at end of period	$13.62	$11.80	$11.20
Number of accumulation units outstanding at end of period	574,262	520,283	469,049
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.57	$11.08	$9.78
Value at end of period	$13.06	$11.57	$11.08
Number of accumulation units outstanding at end of period	1,566,895	1,057,772	446,534

A 79

Condensed Financial Information (continued)

	2006	2005	2004

ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.28	$10.90	$10.09
Value at end of period	$12.50	$11.28	$10.90
Number of accumulation units outstanding at end of period	1,293,973	1,491,226	868,858
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.09	$10.76	$9.81
Value at end of period	$12.08	$11.09	$10.76
Number of accumulation units outstanding at end of period	585,102	540,674	417,929
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.69	$13.63	$13.81
Value at end of period	$14.01	$13.69	$13.63
Number of accumulation units outstanding at end of period	272,163	260,447	455,671
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.19	$10.85	$10.10
Value at end of period	$12.86	$11.19	$10.85
Number of accumulation units outstanding at end of period	166,315	168,903	212,623
ING MARKETPRO PORTFOLIO
(Fund first available during October 2006)
Value at beginning of period	$10.48
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	373
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.06	$14.15	$12.87
Value at end of period	$15.45	$15.06	$14.15
Number of accumulation units outstanding at end of period	319,361	380,749	372,076
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.34	$10.13
Value at end of period	$14.97	$12.34
Number of accumulation units outstanding at end of period	58,389	77,287
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$22.33	$22.20	$20.44
Value at end of period	$24.44	$22.33	$22.20
Number of accumulation units outstanding at end of period	351,026	427,197	472,868

A 80

Condensed Financial Information (continued)

	2006	2005	2004

ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.33	$10.14
Value at end of period	$14.49	$11.33
Number of accumulation units outstanding at end of period	239,153	142,148
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.17
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	130
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during April 2005)
Value at beginning of period	$11.93	$10.06
Value at end of period	$13.76	$11.93
Number of accumulation units outstanding at end of period	6,505	7,483
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$12.05	$10.88	$10.63
Value at end of period	$13.85	$12.05	$10.88
Number of accumulation units outstanding at end of period	33,315	7,565	959
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2001)
Value at beginning of period	$19.57	$18.94	$17.16
Value at end of period	$21.99	$19.57	$18.94
Number of accumulation units outstanding at end of period	87,634	100,929	107,021
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.44	$12.42	$12.11
Value at end of period	$12.69	$12.44	$12.42
Number of accumulation units outstanding at end of period	397,098	392,076	440,350
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.97	$10.76	$10.00
Value at end of period	$11.68	$10.97	$10.76
Number of accumulation units outstanding at end of period	549,155	551,712	666,933
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.92	$10.58
Value at end of period	$12.46	$10.92
Number of accumulation units outstanding at end of period	74,004	82,218

A 81

Condensed Financial Information (continued)

	2006	2005	2004

ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.83	$10.11
Value at end of period	$11.90	$10.83
Number of accumulation units outstanding at end of period	422,650	550,111
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.03
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	8,263
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.59	$18.24
Value at end of period	$23.35	$19.59
Number of accumulation units outstanding at end of period	156,647	193,979
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$36.37	$34.53
Value at end of period	$40.77	$36.37
Number of accumulation units outstanding at end of period	430,697	523,349
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$25.28	$24.88	$22.16
Value at end of period	$29.43	$25.28	$24.88
Number of accumulation units outstanding at end of period	277,630	306,995	367,821
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.28	$8.91	$8.22
Value at end of period	$10.07	$9.28	$8.91
Number of accumulation units outstanding at end of period	128,485	164,172	142,466
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.84	$11.01
Value at end of period	$13.23	$11.84
Number of accumulation units outstanding at end of period	5,540	1,265
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$9.60
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	1,311

A 82

Condensed Financial Information (continued)

	2006	2005	2004

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.14	$11.02	$9.63
Value at end of period	$12.62	$11.14	$11.02
Number of accumulation units outstanding at end of period	52,395	26,594	7,564
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during May 2005)
Value at beginning of period	$10.79	$10.15
Value at end of period	$11.86	$10.79
Number of accumulation units outstanding at end of period	7,807	19,058
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.09	$9.86
Value at end of period	$11.28	$11.09
Number of accumulation units outstanding at end of period	44,926	52,677
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.01	$11.95
Value at end of period	$15.43	$13.01
Number of accumulation units outstanding at end of period	179,501	208,303
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$25.17	$23.39
Value at end of period	$28.54	$25.17
Number of accumulation units outstanding at end of period	139,595	162,843
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$51.42	$45.04	$33.44
Value at end of period	$69.18	$51.42	$45.04
Number of accumulation units outstanding at end of period	96,700	116,655	129,932
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.60	$11.03	$10.04
Value at end of period	$13.29	$11.60	$11.03
Number of accumulation units outstanding at end of period	42,501	50,334	10,939

A 83

Condensed Financial Information (continued)

	2006	2005	2004

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$7.01	$6.87	$6.42
Value at end of period	$8.72	$7.01	$6.87
Number of accumulation units outstanding at end of period	75,235	112,235	103,986
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.32	$10.30
Value at end of period	$12.60	$10.32
Number of accumulation units outstanding at end of period	13,748	1,651
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.74	$9.47	$8.79
Value at end of period	$10.88	$9.74	$9.47
Number of accumulation units outstanding at end of period	210,090	239,403	193,074
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.78	$10.88	$9.38
Value at end of period	$12.57	$11.78	$10.88
Number of accumulation units outstanding at end of period	87,337	77,270	39,449
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.84	$11.28	$9.39
Value at end of period	$13.14	$11.84	$11.28
Number of accumulation units outstanding at end of period	124,046	133,947	64,254
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.29	$11.21
Value at end of period	$11.45	$11.29
Number of accumulation units outstanding at end of period	330,674	181,271
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.05	$6.62
Value at end of period	$7.74	$7.05
Number of accumulation units outstanding at end of period	132,296	161,316
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.11	$10.44
Value at end of period	$12.57	$11.11
Number of accumulation units outstanding at end of period	10,276	15,538

A 84

Condensed Financial Information (continued)

	2006	2005	2004

ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.02	$19.35
Value at end of period	$22.54	$20.02
Number of accumulation units outstanding at end of period	58,444	63,006
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.71	$9.93
Value at end of period	$11.35	$9.71
Number of accumulation units outstanding at end of period	3,183	2,587
MUTUAL SHARES SECURITIES FUND
(Fund first available during June 2006)
Value at beginning of period	$9.77
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	18,012
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$8.62	$8.58	$8.07
Value at end of period	$9.58	$8.62	$8.58
Number of accumulation units outstanding at end of period	36,792	58,258	57,055
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$9.55	$9.04	$8.09
Value at end of period	$10.97	$9.55	$9.04
Number of accumulation units outstanding at end of period	35,142	41,282	48,053
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.32	$8.13	$9.34
Value at end of period	$7.89	$7.32	$8.13
Number of accumulation units outstanding at end of period	50,918	57,652	55,148
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.38	$11.32	$9.92
Value at end of period	$12.76	$11.38	$11.32
Number of accumulation units outstanding at end of period	77,582	117,206	118,259

A 85

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 2.40%

	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.24	$11.65	$10.53	$8.38	$10.00
Value at end of period	$13.67	$11.24	$11.65	$10.53	$8.38
Number of accumulation units outstanding at end of period	2,549	3,135	83,077	1,083	0
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during February 2006)
Value at beginning of period	$11.85
Value at end of period	$13.15
Number of accumulation units outstanding at end of period	131
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.65	$11.99	$10.67	$8.52	$9.66	$9.35
Value at end of period	$14.85	$13.65	$11.99	$10.67	$8.52	$9.66
Number of accumulation units outstanding at end of period	18,048	67,078	91,822	79,528	11,636	0
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.96	$10.64	$9.80	$7.72	$9.54	$9.08
Value at end of period	$12.83	$10.96	$10.64	$9.80	$7.72	$9.54
Number of accumulation units outstanding at end of period	22,844	57,603	98,445	68,048	10,722	0
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.06	$11.74	$10.95	$10.00
Value at end of period	$13.50	$12.06	$11.74	$10.95
Number of accumulation units outstanding at end of period	38,759	90,347	149,167	42,882
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.23	$11.73	$10.74	$10.00
Value at end of period	$14.17	$13.23	$11.73	$10.74
Number of accumulation units outstanding at end of period	30,194	88,595	100,599	39,614
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.83	$13.41	$11.58	$10.00
Value at end of period	$18.29	$15.83	$13.41	$11.58
Number of accumulation units outstanding at end of period	15,133	27,278	39,200	10,618
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.30
Value at end of period	$12.29
Number of accumulation units outstanding at end of period	686

A 86

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.55	$10.71
Value at end of period	$12.08	$11.55
Number of accumulation units outstanding at end of period	3,729	6,882
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.42
Value at end of period	$12.61
Number of accumulation units outstanding at end of period	111
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.08	$10.42
Value at end of period	$11.93	$11.08
Number of accumulation units outstanding at end of period	1,383	4,787
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.19
Value at end of period	$9.99
Number of accumulation units outstanding at end of period	499
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$10.60	$9.67
Value at end of period	$11.79	$10.60
Number of accumulation units outstanding at end of period	550	6,413
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.57	$10.34
Value at end of period	$10.90	$10.57
Number of accumulation units outstanding at end of period	335	13,979
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.93	$10.35
Value at end of period	$13.04	$11.93
Number of accumulation units outstanding at end of period	548	367
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.45	$10.23
Value at end of period	$10.46	$10.45
Number of accumulation units outstanding at end of period	10,922	14,077

A 87

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$11.93
Value at end of period	$11.59
Number of accumulation units outstanding at end of period	59
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.35
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	310
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$14.94
Value at end of period	$15.75
Number of accumulation units outstanding at end of period	787
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.87	$12.19
Value at end of period	$15.46	$12.87
Number of accumulation units outstanding at end of period	929	180
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$13.63	$11.71
Value at end of period	$18.07	$13.63
Number of accumulation units outstanding at end of period	815	173
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.69	$13.71	$11.83	$10.00
Value at end of period	$17.48	$14.69	$13.71	$11.83
Number of accumulation units outstanding at end of period	734	724	3,421	4,637
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.40	$13.60	$11.55	$9.10	$10.00
Value at end of period	$16.38	$14.40	$13.60	$11.55	$9.10
Number of accumulation units outstanding at end of period	11,893	35,059	44,170	29,210	500

A 88

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.70	$13.63	$10.21	$7.79	$10.00
Value at end of period	$14.46	$12.70	$13.63	$10.21	$7.79
Number of accumulation units outstanding at end of period	3,414	11,809	17,072	11,751	1,940
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.57	$10.12
Value at end of period	$12.38	$10.57
Number of accumulation units outstanding at end of period	23,358	42,329
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.56	$12.04	$10.46	$8.17	$10.00
Value at end of period	$17.10	$13.56	$12.04	$10.46	$8.17
Number of accumulation units outstanding at end of period	8,327	34,402	27,896	18,930	588
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.50	$11.51	$10.78	$10.00
Value at end of period	$13.42	$12.50	$11.51	$10.78
Number of accumulation units outstanding at end of period	3,928	6,602	10,422	3,896
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$11.93	$11.70	$11.11	$10.00
Value at end of period	$13.74	$11.93	$11.70	$11.11
Number of accumulation units outstanding at end of period	4,306	4,834	8,738	1,313
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.48	$9.16	$8.24	$6.89	$8.76	$8.52
Value at end of period	$9.86	$9.48	$9.16	$8.24	$6.89	$8.76
Number of accumulation units outstanding at end of period	5,508	18,674	37,314	21,188	7,684	0
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.77	$11.19	$10.12
Value at end of period	$13.57	$11.77	$11.19
Number of accumulation units outstanding at end of period	792	21,528	490
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.54	$11.07	$10.09
Value at end of period	$13.01	$11.54	$11.07
Number of accumulation units outstanding at end of period	45,571	21,256	36,425

A 89

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.25	$10.89	$9.94
Value at end of period	$12.46	$11.25	$10.89
Number of accumulation units outstanding at end of period	41,243	73,460	232,984
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.06	$10.75	$10.23
Value at end of period	$12.03	$11.06	$10.75
Number of accumulation units outstanding at end of period	41,518	19,315	11,334
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.37	$13.32	$13.52	$13.75	$13.89	$13.90
Value at end of period	$13.66	$13.37	$13.32	$13.52	$13.75	$13.89
Number of accumulation units outstanding at end of period	10,686	54,088	46,243	56,074	44,328	16,519
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$13.38
Value at end of period	$14.04
Number of accumulation units outstanding at end of period	569
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.84	$11.14	$10.20
Value at end of period	$12.13	$11.84	$11.14
Number of accumulation units outstanding at end of period	1,745	3,091	2,545
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.33	$11.17
Value at end of period	$14.93	$12.33
Number of accumulation units outstanding at end of period	3,433	5,462
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$21.98	$21.88	$20.17	$17.70	$19.11	$18.70
Value at end of period	$24.01	$21.98	$21.88	$20.17	$17.70	$19.11
Number of accumulation units outstanding at end of period	8,814	30,904	44,758	31,971	7,435	529
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.32	$10.10
Value at end of period	$14.45	$11.32
Number of accumulation units outstanding at end of period	3,162	22,900

A 90

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.21
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	499
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during April 2005)
Value at beginning of period	$11.92	$10.06
Value at end of period	$13.73	$11.92
Number of accumulation units outstanding at end of period	4,137	14,567
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$13.19	$11.93	$10.62	$8.26	$10.00
Value at end of period	$15.14	$13.19	$11.93	$10.62	$8.26
Number of accumulation units outstanding at end of period	812	7,995	11,637	8,848	0
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2001)
Value at beginning of period	$19.26	$18.66	$16.94	$13.93	$18.99	$18.19
Value at end of period	$21.61	$19.26	$18.66	$16.94	$13.93	$18.99
Number of accumulation units outstanding at end of period	295	1,769	2,684	1,555	744	0
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.24	$12.24	$11.96	$11.69	$11.02	$11.29
Value at end of period	$12.47	$12.24	$12.24	$11.96	$11.69	$11.02
Number of accumulation units outstanding at end of period	30,946	56,069	103,463	61,036	33,655	0
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.95	$10.75	$10.00
Value at end of period	$11.64	$10.95	$10.75
Number of accumulation units outstanding at end of period	21,707	47,497	159,785
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.91	$10.62
Value at end of period	$12.43	$10.91
Number of accumulation units outstanding at end of period	3,330	9,716
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$10.82	$10.72
Value at end of period	$11.87	$10.82
Number of accumulation units outstanding at end of period	269	880

A 91

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.33
Value at end of period	$11.11
Number of accumulation units outstanding at end of period	967
ING THORNBURG VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$8.25	$8.33	$7.56	$6.04	$8.87	$8.27
Value at end of period	$9.42	$8.25	$8.33	$7.56	$6.04	$8.87
Number of accumulation units outstanding at end of period	1,124	9,930	10,674	10,559	949	0
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.92	$10.07
Value at end of period	$12.22	$10.92
Number of accumulation units outstanding at end of period	3,098	5,996
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.27	$11.11	$10.00
Value at end of period	$13.11	$11.27	$11.11
Number of accumulation units outstanding at end of period	1,913	6,082	3,094
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.01	$11.89	$10.43	$8.24	$10.00
Value at end of period	$13.58	$12.01	$11.89	$10.43	$8.24
Number of accumulation units outstanding at end of period	7,506	19,654	26,551	17,941	2,192
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.04	$10.23
Value at end of period	$12.50	$11.04
Number of accumulation units outstanding at end of period	1,110	174
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.75	$13.81	$10.62
Value at end of period	$21.16	$15.75	$13.81
Number of accumulation units outstanding at end of period	2,259	15,590	4,637
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.58	$10.77
Value at end of period	$13.24	$11.58
Number of accumulation units outstanding at end of period	1,397	2,149

A 92

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$6.95	$6.82	$6.39	$5.07	$6.91	$6.74
Value at end of period	$8.64	$6.95	$6.82	$6.39	$5.07	$6.91
Number of accumulation units outstanding at end of period	1,133	43,666	43,072	42,473	820	0
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$10.65
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	3,614
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.67	$9.42	$8.76	$7.13	$9.33	$9.06
Value at end of period	$10.79	$9.67	$9.42	$8.76	$7.13	$9.33
Number of accumulation units outstanding at end of period	13,581	37,018	53,703	40,926	8,441	0
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.35	$12.34	$10.87	$8.43	$9.84	$9.12
Value at end of period	$14.23	$13.35	$12.34	$10.87	$8.43	$9.84
Number of accumulation units outstanding at end of period	26,922	52,557	89,851	45,984	10,167	0
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$14.02	$13.38	$11.26	$8.49	$10.04	$9.13
Value at end of period	$15.53	$14.02	$13.38	$11.26	$8.49	$10.04
Number of accumulation units outstanding at end of period	14,035	24,625	48,422	77,683	9,018	0
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$10.03	$10.07
Value at end of period	$10.16	$10.03
Number of accumulation units outstanding at end of period	937	1,075
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$13.30
Value at end of period	$13.05
Number of accumulation units outstanding at end of period	7
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.40
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	36

A 93

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$8.56	$8.54	$8.04	$10.00
Value at end of period	$9.50	$8.56	$8.54	$8.04
Number of accumulation units outstanding at end of period	4,192	8,367	19,291	14,512
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.49	$8.99	$8.06	$10.00
Value at end of period	$10.88	$9.49	$8.99	$8.06
Number of accumulation units outstanding at end of period	4,163	11,884	11,538	3,847
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.30	$8.12	$9.33	$10.00
Value at end of period	$7.85	$7.30	$8.12	$9.33
Number of accumulation units outstanding at end of period	2,091	2,092	17,853	18,682
PROFUND VP SMALL-CAP
(Fund first available during December 2003)
Value at beginning of period	$11.30	$11.26	$9.88	$10.00
Value at end of period	$12.66	$11.30	$11.26	$9.88
Number of accumulation units outstanding at end of period	2,017	7,876	10,257	8,153

	Separate Account Annual Charges of 2.45%

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$10.54	$10.93	$9.88
Value at end of period	$12.81	$10.54	$10.93
Number of accumulation units outstanding at end of period	6,351	6,224	6,319
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$11.28	$11.00
Value at end of period	$13.13	$11.28
Number of accumulation units outstanding at end of period	9,996	6,226
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.54	$11.02	$9.64
Value at end of period	$13.63	$12.54	$11.02
Number of accumulation units outstanding at end of period	15,978	14,663	7,402

A 94

Condensed Financial Information (continued)

	2006	2005	2004

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.21	$10.88	$9.78
Value at end of period	$13.12	$11.21	$10.88
Number of accumulation units outstanding at end of period	19,083	18,477	18,477
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.54	$12.73
Value at end of period	$12.45	$12.54
Number of accumulation units outstanding at end of period	994	160
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.98	$10.69	$9.91
Value at end of period	$12.28	$10.98	$10.69
Number of accumulation units outstanding at end of period	50,221	46,386	33,596
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.13	$10.75	$9.83
Value at end of period	$12.97	$12.13	$10.75
Number of accumulation units outstanding at end of period	44,793	38,776	21,273
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.32	$11.29	$9.45
Value at end of period	$15.38	$13.32	$11.29
Number of accumulation units outstanding at end of period	17,341	13,771	0
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$11.56
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	581
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.55	$10.85
Value at end of period	$12.07	$11.55
Number of accumulation units outstanding at end of period	4,304	3,929

A 95

Condensed Financial Information (continued)

	2006	2005	2004

ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$11.10	$11.10
Value at end of period	$12.60	$11.10
Number of accumulation units outstanding at end of period	387	388
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$11.68
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	78
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$11.47
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	446
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.19
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	75
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$10.16
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	1,661
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.59	$9.83	$9.62
Value at end of period	$11.77	$10.59	$9.83
Number of accumulation units outstanding at end of period	7,927	6,323	109
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$11.93	$11.39
Value at end of period	$13.02	$11.93
Number of accumulation units outstanding at end of period	1,933	990
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.45	$10.23
Value at end of period	$10.45	$10.45
Number of accumulation units outstanding at end of period	261	1,862

A 96

Condensed Financial Information (continued)

	2006	2005	2004

ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$11.34	$11.14
Value at end of period	$11.57	$11.34
Number of accumulation units outstanding at end of period	732	463
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$10.27
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	1,825
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$11.57
Value at end of period	$13.53
Number of accumulation units outstanding at end of period	52
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$13.28	$13.12
Value at end of period	$15.73	$13.28
Number of accumulation units outstanding at end of period	187	134
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$13.76
Value at end of period	$15.43
Number of accumulation units outstanding at end of period	126
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$13.63	$12.72
Value at end of period	$18.05	$13.63
Number of accumulation units outstanding at end of period	1,286	160
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.35	$11.53	$9.58
Value at end of period	$14.68	$12.35	$11.53
Number of accumulation units outstanding at end of period	1,166	537	506
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.01	$11.34	$9.81
Value at end of period	$13.65	$12.01	$11.34
Number of accumulation units outstanding at end of period	11,772	13,591	12,376

A 97

Condensed Financial Information (continued)

	2006	2005	2004

ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.01	$13.63	$10.12
Value at end of period	$13.66	$12.01	$13.63
Number of accumulation units outstanding at end of period	9,648	8,729	6,558
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.56	$10.48
Value at end of period	$12.37	$10.56
Number of accumulation units outstanding at end of period	12,885	13,733
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.04	$11.59	$9.75
Value at end of period	$16.43	$13.04	$11.59
Number of accumulation units outstanding at end of period	20,769	17,153	10,319
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.45	$10.56	$9.75
Value at end of period	$12.29	$11.45	$10.56
Number of accumulation units outstanding at end of period	18,605	15,306	8,350
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.72	$10.52	$9.75
Value at end of period	$12.34	$10.72	$10.52
Number of accumulation units outstanding at end of period	1,788	1,799	1,805
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.59	$11.21	$10.02
Value at end of period	$12.04	$11.59	$11.21
Number of accumulation units outstanding at end of period	3,848	2,627	1,257

A 98

Condensed Financial Information (continued)

	2006	2005	2004

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.76	$11.18	$10.88
Value at end of period	$13.55	$11.76	$11.18
Number of accumulation units outstanding at end of period	3,101	3,121	185
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.53	$11.06	$10.09
Value at end of period	$12.99	$11.53	$11.06
Number of accumulation units outstanding at end of period	123,789	110,426	80,312
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$10.89	$10.11
Value at end of period	$12.43	$11.24	$10.89
Number of accumulation units outstanding at end of period	104,756	89,157	25,676
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.05	$10.75	$10.04
Value at end of period	$12.01	$11.05	$10.75
Number of accumulation units outstanding at end of period	58,139	42,750	29,102
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.93	$9.90	$9.99
Value at end of period	$10.14	$9.93	$9.90
Number of accumulation units outstanding at end of period	10,189	9,294	12,729
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$11.72
Value at end of period	$12.69
Number of accumulation units outstanding at end of period	366
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.82	$11.13	$9.70
Value at end of period	$12.11	$11.82	$11.13
Number of accumulation units outstanding at end of period	1,211	490	101

A 99

Condensed Financial Information (continued)

	2006	2005	2004

ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.33	$11.17
Value at end of period	$14.92	$12.33
Number of accumulation units outstanding at end of period	4,805	3,461
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.88	$10.83	$9.76
Value at end of period	$11.88	$10.88	$10.83
Number of accumulation units outstanding at end of period	55,997	47,315	34,764
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.31	$11.37
Value at end of period	$14.44	$11.31
Number of accumulation units outstanding at end of period	1,601	1,116
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.21
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	75
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during April 2005)
Value at beginning of period	$11.92	$10.06
Value at end of period	$13.71	$11.92
Number of accumulation units outstanding at end of period	650	2,488
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during January 2005)
Value at beginning of period	$12.42	$10.70
Value at end of period	$14.25	$12.42
Number of accumulation units outstanding at end of period	1,577	285
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2001)
Value at beginning of period	$11.19	$10.85	$9.88
Value at end of period	$12.54	$11.19	$10.85
Number of accumulation units outstanding at end of period	5,286	5,614	5,932
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.30	$10.30	$9.88
Value at end of period	$10.48	$10.30	$10.30
Number of accumulation units outstanding at end of period	37,440	44,499	22,625

A 100

Condensed Financial Information (continued)

	2006	2005	2004

ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.93	$10.74	$9.75
Value at end of period	$11.62	$10.93	$10.74
Number of accumulation units outstanding at end of period	30,584	23,592	10,938
ING PIONEER FUND PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.98
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	1,929
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during October 2005)
Value at beginning of period	$10.82	$10.24
Value at end of period	$11.86	$10.82
Number of accumulation units outstanding at end of period	10,973	6,709
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.33
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	349
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.54
Value at end of period	$13.57
Number of accumulation units outstanding at end of period	1,036
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$10.92	$10.65
Value at end of period	$12.21	$10.92
Number of accumulation units outstanding at end of period	9,208	1,286
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.26	$11.11	$9.98
Value at end of period	$13.08	$11.26	$11.11
Number of accumulation units outstanding at end of period	8,486	4,124	1,675
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.27	$10.85	$9.95
Value at end of period	$12.21	$11.27	$10.85
Number of accumulation units outstanding at end of period	1,359	1,362	1,365

A 101

Condensed Financial Information (continued)

	2006	2005	2004

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during October 2005)
Value at beginning of period	$11.79	$11.25
Value at end of period	$13.16	$11.79
Number of accumulation units outstanding at end of period	667	219
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.31	$11.21	$9.80
Value at end of period	$12.79	$11.31	$11.21
Number of accumulation units outstanding at end of period	13,639	8,568	7,501
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during December 2005)
Value at beginning of period	$10.78	$10.81
Value at end of period	$11.82	$10.78
Number of accumulation units outstanding at end of period	243	244
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$11.11
Value at end of period	$12.51
Number of accumulation units outstanding at end of period	82
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$15.73	$13.81	$11.27
Value at end of period	$21.12	$15.73	$13.81
Number of accumulation units outstanding at end of period	4,121	3,321	877
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.95
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	425
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.08	$10.80	$9.85
Value at end of period	$12.36	$11.08	$10.80
Number of accumulation units outstanding at end of period	4,837	4,081	4,022

A 102

Condensed Financial Information (continued)

	2006	2005	2004

ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.09	$11.18	$9.77
Value at end of period	$12.88	$12.09	$11.18
Number of accumulation units outstanding at end of period	25,395	23,762	21,730
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.19	$11.64	$9.71
Value at end of period	$13.49	$12.19	$11.64
Number of accumulation units outstanding at end of period	10,630	8,498	10,634
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$10.02	$9.98
Value at end of period	$10.15	$10.02
Number of accumulation units outstanding at end of period	3,726	301
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during October 2005)
Value at beginning of period	$11.89	$11.03
Value at end of period	$13.04	$11.89
Number of accumulation units outstanding at end of period	486	397
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$10.44
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	57
MUTUAL SHARES SECURITIES FUND
(Fund first available during September 2006)
Value at beginning of period	$10.02
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	1,297
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.75	$8.62	$10.06
Value at end of period	$8.33	$7.75	$8.62
Number of accumulation units outstanding at end of period	3,366	2,659	1
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.35	$11.32	$10.20
Value at end of period	$12.71	$11.35	$11.32
Number of accumulation units outstanding at end of period	13,661	10,486	4,567

A 103

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 2.55%

	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$11.18	$11.60	$10.50	$8.37	$10.00
Value at end of period	$13.58	$11.18	$11.60	$10.50	$8.37
Number of accumulation units outstanding at end of period	2,564	7,037	6,999	3,377	0
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.56	$11.93	$10.63	$8.50	$9.65	$9.34
Value at end of period	$14.73	$13.56	$11.93	$10.63	$8.50	$9.65
Number of accumulation units outstanding at end of period	40,739	78,955	81,709	63,101	5,478	0
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.89	$10.58	$9.76	$7.70	$9.54	$9.08
Value at end of period	$12.73	$10.89	$10.58	$9.76	$7.70	$9.54
Number of accumulation units outstanding at end of period	15,812	39,716	104,819	32,068	7,831	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.54	$10.33
Value at end of period	$12.43	$12.54
Number of accumulation units outstanding at end of period	511	637
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.02	$11.71	$10.95	$10.00
Value at end of period	$13.43	$12.02	$11.71	$10.95
Number of accumulation units outstanding at end of period	81,079	237,980	267,599	98,515
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.19	$11.70	$10.73	$10.00
Value at end of period	$14.09	$13.19	$11.70	$10.73
Number of accumulation units outstanding at end of period	68,334	259,478	260,223	92,431
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.77	$13.38	$11.57	$10.00
Value at end of period	$18.19	$15.77	$13.38	$11.57
Number of accumulation units outstanding at end of period	28,885	93,137	100,110	23,926

A 104

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.92	$10.29
Value at end of period	$12.26	$10.92
Number of accumulation units outstanding at end of period	2,408	3,351
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.54	$10.84
Value at end of period	$12.05	$11.54
Number of accumulation units outstanding at end of period	2,560	8,504
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$10.12
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	1,494
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.58	$9.83	$9.78
Value at end of period	$11.74	$10.58	$9.83
Number of accumulation units outstanding at end of period	9,229	27,240	4,304
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.55	$10.32
Value at end of period	$10.85	$10.55
Number of accumulation units outstanding at end of period	533	8,516
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.92	$9.95
Value at end of period	$13.00	$11.92
Number of accumulation units outstanding at end of period	754	1,040
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.44	$10.22
Value at end of period	$10.44	$10.44
Number of accumulation units outstanding at end of period	14,506	12,931
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.29
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	456

A 105

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.42
Value at end of period	$13.52
Number of accumulation units outstanding at end of period	976
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.27	$10.36
Value at end of period	$15.71	$13.27
Number of accumulation units outstanding at end of period	3,490	1,237
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.84	$11.39	$10.60
Value at end of period	$15.39	$12.84	$11.39
Number of accumulation units outstanding at end of period	1,463	2,091	337
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.62	$10.05
Value at end of period	$18.02	$13.62
Number of accumulation units outstanding at end of period	1,665	1,688
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.64	$13.68	$11.83	$10.00
Value at end of period	$17.40	$14.64	$13.68	$11.83
Number of accumulation units outstanding at end of period	10,305	14,555	16,222	3,659
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.32	$13.54	$11.52	$9.09	$10.00
Value at end of period	$16.26	$14.32	$13.54	$11.52	$9.09
Number of accumulation units outstanding at end of period	10,396	34,566	59,267	38,562	526
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.63	$13.63	$10.18	$7.78	$10.00
Value at end of period	$14.36	$12.63	$13.63	$10.18	$7.78
Number of accumulation units outstanding at end of period	3,983	8,842	8,724	8,500	0
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.56	$10.54
Value at end of period	$12.35	$10.56
Number of accumulation units outstanding at end of period	18,626	66,591

A 106

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.48	$11.99	$10.44	$8.16	$10.00
Value at end of period	$16.98	$13.48	$11.99	$10.44	$8.16
Number of accumulation units outstanding at end of period	11,644	47,183	33,751	22,723	0
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.45	$11.49	$10.77	$10.00
Value at end of period	$13.35	$12.45	$11.49	$10.77
Number of accumulation units outstanding at end of period	19,119	22,544	22,058	11,598
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$11.89	$11.67	$11.11	$10.00
Value at end of period	$13.67	$11.89	$11.67	$11.11
Number of accumulation units outstanding at end of period	3,219	5,163	17,471	1,722
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.40	$9.10	$8.20	$6.87	$8.74	$8.50
Value at end of period	$9.76	$9.40	$9.10	$8.20	$6.87	$8.74
Number of accumulation units outstanding at end of period	17,556	39,263	50,137	8,582	2,197	0
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.74	$11.17	$10.24
Value at end of period	$13.52	$11.74	$11.17
Number of accumulation units outstanding at end of period	4,885	33,673	32
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.51	$11.06	$10.01
Value at end of period	$12.95	$11.51	$11.06
Number of accumulation units outstanding at end of period	9,454	39,998	37,640
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.22	$10.88	$9.94
Value at end of period	$12.40	$11.22	$10.88
Number of accumulation units outstanding at end of period	31,770	214,370	246,316
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.03	$10.74	$10.02
Value at end of period	$11.98	$11.03	$10.74
Number of accumulation units outstanding at end of period	63,228	80,900	38,217
A 107

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.02	$13.00	$13.22	$13.46	$13.62	$13.63
Value at end of period	$13.29	$13.02	$13.00	$13.22	$13.46	$13.62
Number of accumulation units outstanding at end of period	8,338	16,588	206,138	47,009	29,721	18,352
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$12.19	$11.85	$11.50
Value at end of period	$13.97	$12.19	$11.85
Number of accumulation units outstanding at end of period	1,689	3,802	5,115
ING MARSICO GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.81	$10.97
Value at end of period	$12.08	$11.81
Number of accumulation units outstanding at end of period	2,127	3,360
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.32	$10.17
Value at end of period	$14.89	$12.32
Number of accumulation units outstanding at end of period	3,090	10,725
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$21.60	$21.54	$19.89	$17.48	$18.90	$18.50
Value at end of period	$23.57	$21.60	$21.54	$19.89	$17.48	$18.90
Number of accumulation units outstanding at end of period	37,457	68,870	88,962	38,233	13,606	190
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.31	$10.44
Value at end of period	$14.42	$11.31
Number of accumulation units outstanding at end of period	7,456	8,090
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during April 2005)
Value at beginning of period	$11.91	$10.06
Value at end of period	$13.69	$11.91
Number of accumulation units outstanding at end of period	8,994	12,155

A 108

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$13.11	$11.88	$10.60	$8.25	$10.00
Value at end of period	$15.03	$13.11	$11.88	$10.60	$8.25
Number of accumulation units outstanding at end of period	776	3,269	8,270	2,158	0
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during November 2001)
Value at beginning of period	$18.93	$18.37	$16.70	$13.75	$18.78	$17.99
Value at end of period	$21.21	$18.93	$18.37	$16.70	$13.75	$18.78
Number of accumulation units outstanding at end of period	424	16,356	23,404	21,458	8,243	0
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.03	$12.05	$11.79	$11.55	$10.90	$11.17
Value at end of period	$12.24	$12.03	$12.05	$11.79	$11.55	$10.90
Number of accumulation units outstanding at end of period	25,696	111,993	142,531	120,495	27,834	0
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.92	$10.74	$10.00
Value at end of period	$11.59	$10.92	$10.74
Number of accumulation units outstanding at end of period	26,011	62,415	102,144
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.81	$9.95
Value at end of period	$11.84	$10.81
Number of accumulation units outstanding at end of period	2,961	8,267
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.27
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	1,801
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.78
Value at end of period	$13.55
Number of accumulation units outstanding at end of period	1,264
ING THORNBURG VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$8.20	$8.28	$7.53	$6.03	$8.86	$8.27
Value at end of period	$9.34	$8.20	$8.28	$7.53	$6.03	$8.86
Number of accumulation units outstanding at end of period	3,648	12,211	14	8,194	0	0

A 109

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.91	$9.98
Value at end of period	$12.19	$10.91
Number of accumulation units outstanding at end of period	836	4,168
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.25	$10.84	$10.11
Value at end of period	$12.18	$11.25	$10.84
Number of accumulation units outstanding at end of period	6,003	8,630	5,236
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.94	$11.84	$10.41	$8.24	$10.00
Value at end of period	$13.49	$11.94	$11.84	$10.41	$8.24
Number of accumulation units outstanding at end of period	17,563	112,637	114	49,363	0
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$11.02	$10.71
Value at end of period	$12.46	$11.02
Number of accumulation units outstanding at end of period	1,720	2,903
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.71	$13.80	$11.12
Value at end of period	$21.07	$15.71	$13.80
Number of accumulation units outstanding at end of period	2,030	4,517	4,437
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.55	$11.01	$9.80
Value at end of period	$13.18	$11.55	$11.01
Number of accumulation units outstanding at end of period	5,943	18,709	2,900
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$6.89	$6.78	$6.35	$5.05	$6.89	$6.72
Value at end of period	$8.55	$6.89	$6.78	$6.35	$5.05	$6.89
Number of accumulation units outstanding at end of period	1,075	1,508	3,829	2,903	1,409	0
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.78
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	1,543

A 110

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.61	$9.38	$8.72	$7.11	$9.33	$9.05
Value at end of period	$10.70	$9.61	$9.38	$8.72	$7.11	$9.33
Number of accumulation units outstanding at end of period	44,058	102,786	131,467	45,882	8,988	0
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.26	$12.28	$10.83	$8.41	$9.84	$9.12
Value at end of period	$14.11	$13.26	$12.28	$10.83	$8.41	$9.84
Number of accumulation units outstanding at end of period	37,331	94,059	104,905	67,788	17,384	0
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$13.93	$13.31	$11.22	$8.47	$10.04	$9.13
Value at end of period	$15.40	$13.93	$13.31	$11.22	$8.47	$10.04
Number of accumulation units outstanding at end of period	19,524	72,603	82,243	51,075	9,050	0
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$8.72	$8.38	$7.82	$6.46	$8.97	$8.74
Value at end of period	$9.83	$8.72	$8.38	$7.82	$6.46	$8.97
Number of accumulation units outstanding at end of period	14,744	26,294	22,272	17,302	14,687	0
PROFUND VP BULL
(Fund first available during January 2004)
Value at beginning of period	$8.50	$8.49	$8.20
Value at end of period	$9.42	$8.50	$8.49
Number of accumulation units outstanding at end of period	1,528	3,284	3,293
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.42	$8.94	$8.02	$10.00
Value at end of period	$10.79	$9.42	$8.94	$8.02
Number of accumulation units outstanding at end of period	2,429	6,508	10,914	245
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.27	$8.10	$9.33	$10.00
Value at end of period	$7.81	$7.27	$8.10	$9.33
Number of accumulation units outstanding at end of period	703	5,309	15,456	5,637
PROFUND VP SMALL-CAP
(Fund first available during December 2003)
Value at beginning of period	$11.22	$11.20	$9.84	$10.00
Value at end of period	$12.55	$11.22	$11.20	$9.84
Number of accumulation units outstanding at end of period	4,288	14,413	16,796	5,758

A 111

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 2.60%

	2006	2005	2004

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$10.46	$10.86	$9.98
Value at end of period	$12.69	$10.46	$10.86
Number of accumulation units outstanding at end of period	3,232	1,361	593
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$11.27	$10.31
Value at end of period	$13.10	$11.27
Number of accumulation units outstanding at end of period	2,581	3,610
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$12.41	$10.92	$10.02
Value at end of period	$13.47	$12.41	$10.92
Number of accumulation units outstanding at end of period	70,199	43,973	9,293
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.11	$10.80	$9.67
Value at end of period	$12.98	$11.11	$10.80
Number of accumulation units outstanding at end of period	30,170	11,685	11,429
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.53	$11.52
Value at end of period	$12.42	$12.53
Number of accumulation units outstanding at end of period	226	407
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.87	$10.60	$9.66
Value at end of period	$12.13	$10.87	$10.60
Number of accumulation units outstanding at end of period	113,013	98,787	28,547
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.99	$10.64	$9.63
Value at end of period	$12.80	$11.99	$10.64
Number of accumulation units outstanding at end of period	122,915	116,702	66,971

A 112

Condensed Financial Information (continued)

	2006	2005	2004

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.15	$11.16	$10.11
Value at end of period	$15.15	$13.15	$11.16
Number of accumulation units outstanding at end of period	45,773	28,702	15,291
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.91	$10.22
Value at end of period	$12.25	$10.91
Number of accumulation units outstanding at end of period	20,209	5,357
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.53	$10.84
Value at end of period	$12.03	$11.53
Number of accumulation units outstanding at end of period	7,489	4,797
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.53
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	3,516
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$10.80
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	5,752
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.17
Value at end of period	$9.97
Number of accumulation units outstanding at end of period	1,937
ING DAVIS VENTURE VALUE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.09
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	3,044
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.57	$9.82	$9.37
Value at end of period	$11.72	$10.57	$9.82
Number of accumulation units outstanding at end of period	17,952	31,768	5,040

A 113

Condensed Financial Information (continued)

	2006	2005	2004

ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$10.53	$9.98
Value at end of period	$10.83	$10.53
Number of accumulation units outstanding at end of period	991	1,252
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.91	$11.45
Value at end of period	$12.99	$11.91
Number of accumulation units outstanding at end of period	4,362	2,776
ING FMRSM EQUITY INCOME PORTFOLIO
(Fund first available during October 2005)
Value at beginning of period	$10.44	$10.28
Value at end of period	$10.43	$10.44
Number of accumulation units outstanding at end of period	357	13,801
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.33	$11.03
Value at end of period	$11.54	$11.33
Number of accumulation units outstanding at end of period	3,604	3,191
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.98
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	38,677
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.42
Value at end of period	$13.51
Number of accumulation units outstanding at end of period	8,011
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$13.27	$10.98
Value at end of period	$15.69	$13.27
Number of accumulation units outstanding at end of period	25,248	6,081
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during October 2005)
Value at beginning of period	$11.32	$11.27
Value at end of period	$12.05	$11.32
Number of accumulation units outstanding at end of period	9,796	5,249

A 114

Condensed Financial Information (continued)

	2006	2005	2004

ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$12.65	$11.00
Value at end of period	$15.16	$12.65
Number of accumulation units outstanding at end of period	10,600	6,451
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$13.61	$12.12
Value at end of period	$18.00	$13.61
Number of accumulation units outstanding at end of period	10,890	2,925
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.22	$11.08
Value at end of period	$14.51	$12.22
Number of accumulation units outstanding at end of period	13,722	3,300
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.94	$11.30	$10.04
Value at end of period	$13.55	$11.94	$11.30
Number of accumulation units outstanding at end of period	2,713	3,665	7,480
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.81	$13.63	$9.94
Value at end of period	$13.42	$11.81	$13.63
Number of accumulation units outstanding at end of period	14,652	12,464	3,603
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$10.55	$10.31
Value at end of period	$12.34	$10.55
Number of accumulation units outstanding at end of period	14,701	13,063
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.86	$11.44	$9.34
Value at end of period	$16.18	$12.86	$11.44
Number of accumulation units outstanding at end of period	22,096	9,555	2,993

A 115

Condensed Financial Information (continued)

	2006	2005	2004

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.23	$10.37	$10.27
Value at end of period	$12.04	$11.23	$10.37
Number of accumulation units outstanding at end of period	19,779	7,564	492
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$10.56	$10.24
Value at end of period	$12.14	$10.56
Number of accumulation units outstanding at end of period	1,695	1,267
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.48	$11.12	$10.13
Value at end of period	$11.91	$11.48	$11.12
Number of accumulation units outstanding at end of period	25,370	30,458	7,767
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.73	$11.17	$10.23
Value at end of period	$13.49	$11.73	$11.17
Number of accumulation units outstanding at end of period	39,217	30,907	2,578
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.50	$11.05	$10.19
Value at end of period	$12.93	$11.50	$11.05
Number of accumulation units outstanding at end of period	102,845	99,052	14,915
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.21	$10.88	$9.76
Value at end of period	$12.38	$11.21	$10.88
Number of accumulation units outstanding at end of period	344,258	234,273	5,963
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.02	$10.74	$10.09
Value at end of period	$11.96	$11.02	$10.74
Number of accumulation units outstanding at end of period	158,767	114,485	15,305
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$9.91	$9.89	$10.00
Value at end of period	$10.10	$9.91	$9.89
Number of accumulation units outstanding at end of period	15,308	53,344	1,461

A 116

Condensed Financial Information (continued)

	2006	2005	2004

ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.61
Value at end of period	$12.53
Number of accumulation units outstanding at end of period	23,826
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.69	$11.02	$9.62
Value at end of period	$11.95	$11.69	$11.02
Number of accumulation units outstanding at end of period	23,063	12,219	779
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$12.32	$10.27
Value at end of period	$14.88	$12.32
Number of accumulation units outstanding at end of period	9,789	11,804
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.77	$10.75	$9.97
Value at end of period	$11.75	$10.77	$10.75
Number of accumulation units outstanding at end of period	69,944	54,721	20,094
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.30	$10.56
Value at end of period	$14.40	$11.30
Number of accumulation units outstanding at end of period	23,096	11,718
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during April 2005)
Value at beginning of period	$11.90	$10.06
Value at end of period	$13.68	$11.90
Number of accumulation units outstanding at end of period	4,533	4,793
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2002)
Value at beginning of period	$12.29	$11.14	$9.28
Value at end of period	$14.08	$12.29	$11.14
Number of accumulation units outstanding at end of period	18,439	9,200	1,199

A 117

Condensed Financial Information (continued)

	2006	2005	2004

ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during March 2005)
Value at beginning of period	$11.04	$10.38
Value at end of period	$12.36	$11.04
Number of accumulation units outstanding at end of period	8,104	519
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.24	$10.26	$9.97
Value at end of period	$10.41	$10.24	$10.26
Number of accumulation units outstanding at end of period	62,499	53,941	7,950
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.90	$10.73	$9.95
Value at end of period	$11.57	$10.90	$10.73
Number of accumulation units outstanding at end of period	57,935	28,388	15,821
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.89	$10.61
Value at end of period	$12.39	$10.89
Number of accumulation units outstanding at end of period	4,259	2,988
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.81	$10.77
Value at end of period	$11.83	$10.81
Number of accumulation units outstanding at end of period	14,477	20,276
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.18
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	10,175
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.74
Value at end of period	$13.54
Number of accumulation units outstanding at end of period	38,975
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.91	$10.52
Value at end of period	$12.18	$10.91
Number of accumulation units outstanding at end of period	41,005	23,639

A 118

Condensed Financial Information (continued)

	2006	2005	2004

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.14	$11.01	$10.13
Value at end of period	$12.92	$11.14	$11.01
Number of accumulation units outstanding at end of period	50,825	45,329	39,008
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.19	$10.78	$9.99
Value at end of period	$12.10	$11.19	$10.78
Number of accumulation units outstanding at end of period	3,956	16,862	1,106
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$11.76	$11.43
Value at end of period	$13.10	$11.76
Number of accumulation units outstanding at end of period	11,903	456
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.19	$11.10	$9.99
Value at end of period	$12.63	$11.19	$11.10
Number of accumulation units outstanding at end of period	27,847	23,593	3,431
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(SERVICE CLASS)
(Fund first available during November 2005)
Value at beginning of period	$10.77	$10.60
Value at end of period	$11.79	$10.77
Number of accumulation units outstanding at end of period	5,734	3,766
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$12.53	$12.38
Value at end of period	$12.71	$12.53
Number of accumulation units outstanding at end of period	12,849	303
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.56	$10.05
Value at end of period	$12.48	$10.56
Number of accumulation units outstanding at end of period	15,194	3,083
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.09
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	21,860

A 119

Condensed Financial Information (continued)

	2006	2005	2004

ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$15.46	$13.59	$11.10
Value at end of period	$20.73	$15.46	$13.59
Number of accumulation units outstanding at end of period	22,536	13,342	2,439
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.53	$11.00	$10.02
Value at end of period	$13.16	$11.53	$11.00
Number of accumulation units outstanding at end of period	12,448	30,007	2,322
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.87	$9.99
Value at end of period	$13.47	$10.87
Number of accumulation units outstanding at end of period	3,769	3,154
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.71
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	1,400
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$10.97	$10.71	$10.07
Value at end of period	$12.21	$10.97	$10.71
Number of accumulation units outstanding at end of period	70,923	56,447	3,142
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.70	$10.84	$9.73
Value at end of period	$12.44	$11.70	$10.84
Number of accumulation units outstanding at end of period	90,628	71,432	8,640
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2001)
Value at beginning of period	$11.75	$11.23	$9.81
Value at end of period	$12.99	$11.75	$11.23
Number of accumulation units outstanding at end of period	69,161	54,006	2,463
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$10.01	$10.05
Value at end of period	$10.12	$10.01
Number of accumulation units outstanding at end of period	1,749	461

A 120

Condensed Financial Information (continued)

	2006	2005	2004

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$11.88	$11.73
Value at end of period	$13.00	$11.88
Number of accumulation units outstanding at end of period	2,134	320
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.13	$11.21
Value at end of period	$12.56	$11.13
Number of accumulation units outstanding at end of period	489	498
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$11.37
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	1,166
MUTUAL SHARES SECURITIES FUND
(Fund first available during May 2006)
Value at beginning of period	$10.01
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	43,895
PROFUND VP BULL
(Fund first available during October 2005)
Value at beginning of period	$10.60	$10.39
Value at end of period	$11.74	$10.60
Number of accumulation units outstanding at end of period	113	26
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$11.34	$10.77	$10.77
Value at end of period	$12.98	$11.34	$10.77
Number of accumulation units outstanding at end of period	1,410	12,194	474
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.77	$8.66	$10.20
Value at end of period	$8.34	$7.77	$8.66
Number of accumulation units outstanding at end of period	11,668	10,171	4,541
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$11.14	$11.12	$10.03
Value at end of period	$12.45	$11.14	$11.12
Number of accumulation units outstanding at end of period	2,984	11,756	7,234

A 121

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our
Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” and “MarketPro Funds”. Funds offered in a
Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds or
MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING FMRSM Earnings Growth Portfolio	ING FMRSM Large Cap Growth Portfolio
ING Goldman Sachs TollkeeperSM Portfolio	ING Global Technology Portfolio
ING JPMorgan Small Cap Equity Portfolio	ING JPMorgan Small Cap Core Equity Portfolio
ING Mercury Large Cap Growth Portfolio	ING BlackRock Large Cap Growth Portfolio

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING AllianceBernstein Mid Cap Growth Portfolio (Class S)	Seeks long-term growth of capital. The Portfolio’s
investment objective is not fundamental and may be
Investment Adviser: Directed Services LLC	changed without a shareholder vote.
Investment Subadviser: AllianceBernstein, L.P.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING American Funds Growth Portfolio	Seeks to make your investment grow. The Portfolio’s
investment objective is not fundamental and may be
Investment Adviser: ING Investments, LLC	changed without a shareholder vote.
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time. The Portfolio’s investment objective is
Investment Adviser: ING Investments, LLC	not fundamental and may be changed without a shareholder
Investment Adviser to Master Funds: Capital Research	vote.
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time. The
Portfolio’s investment objective is not fundamental and may
Investment Adviser: ING Investments, LLC	be changed without a shareholder vote.
Investment Adviser to Master Funds: Capital Research
Management Company

ING BlackRock Large Cap Growth Portfolio (Class S)	Seeks long-term growth of capital.
(formerly, ING Mercury Large Cap Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC (formerly, Mercury Advisors)

ING Capital Guardian U.S. Equities Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Capital Guardian Trust Company

ING EquitiesPlus Portfolio (Class S)	Seeks long term total return that (before fees and expenses)
exceeds total return of the Standard & Poor’s 500®
Investment Adviser: ING Investments, LLC	Composite Stock Price Index (the “S&P 500®”). The
Portfolio’s investment objective is not fundamental and may
Investment Subadviser: ING Investment Management Co.	be changed without a shareholder vote.

ING Evergreen Health Sciences Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
growth. The Portfolio’s investment objective is not
Investment Adviser: Directed Services LLC	fundamental and may be changed without a shareholder
Investment Subadviser: Evergreen Investment	vote.
Management Company, LLC

ING Evergreen Omega Portfolio (Class S)	Seeks long-term capital growth. The Portfolio’s investment
objective is not fundamental and may be changed without a
Investment Adviser: Directed Services LLC	shareholder vote.
Investment Subadviser: Evergreen Investment
Management Company, LLC

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING FMRSM Diversified Mid Cap Portfolio* (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

ING FMRSM Large Cap Growth Portfolio* (Class S)	Seeks growth of capital over the long term. The Portfolio’s
(formerly, ING FMRSM Earnings Growth Portfolio)	investment objective is not fundamental and may be
changed without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for
capital appreciation. The Portfolio’s investment objective is
Investment Adviser: Directed Services LLC	not fundamental and may be changed without a shareholder
Investment Subadviser: Franklin Advisers, Inc.	vote.

ING Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income. The
Portfolio’s investment objective is not fundamental and may
Investment Adviser: Directed Services LLC	be changed without a shareholder vote.
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income. The
(Class S)	Portfolio’s investment objective is not fundamental and may
be changed without a shareholder vote.
Investment Adviser: Directed Services LLC

ING Global Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks to provide investors
with high total return. The Portfolio’s investment objective
Investment Adviser: ING Investments, LLC	is not fundamental and may be changed without a
Investment Subadviser: ING Clarion Real Estate Securities	shareholder vote.
L.P.

ING Global Resources Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Global Technology Portfolio (Class S)	Seeks long-term growth of capital. The Portfolio’s
(formerly, ING Goldman Sachs TollkeeperSM Portfolio)	investment objective is not fundamental and may be
changed without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.

ING Janus Contrarian Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Janus Capital Management, LLC

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio (Class S)	Seeks capital growth over the long term. The Portfolio’s
(formerly, ING JPMorgan Small Cap Equity Portfolio)	investment objective is not fundamental and may be
changed without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Value Opportunities Portfolio (Class S)	Seeks long-term capital appreciation. The Portfolio’s
investment objective is not fundamental and may be
Investment Adviser: Directed Services LLC	changed without a shareholder vote.
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Julius Baer Foreign Portfolio (Class S)	Seeks long-term growth of capital. The Portfolio’s
investment objective is not fundamental and may be
Investment Adviser: Directed Services LLC	changed without a shareholder vote.
Investment Subadviser: Julius Baer Investment
Management, LLC

ING Legg Mason Value Portfolio (Class S)	A non-diversified portfolio that seeks long-term growth of
capital. The Portfolio’s investment objective is not
Investment Adviser: Directed Services LLC	fundamental and may be changed without a shareholder
Investment Subadviser: Legg Mason Capital Management,	vote.
Inc.

ING LifeStyle Aggressive Growth Portfolio (Class S)	Seeks growth of capital. The objective is not fundamental
and may be changed without a shareholder vote.
Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING LifeStyle Growth Portfolio (Class S)	Seeks growth of capital and some current income. The
objective is not fundamental and may be changed without a
Investment Adviser: ING Investments, LLC	shareholder vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Growth Portfolio (Class S)	Seeks growth of capital and a low to moderate level of
current income. The objective is not fundamental and may
Investment Adviser: ING Investments, LLC	be changed without a shareholder vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Portfolio (Class S)	Seeks growth of capital and current income. The objective
is not fundamental and may be changed without a
Investment Adviser: ING Investments, LLC	shareholder vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.

ING Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital. The Portfolio’s
(Class S)	investment objective is not fundamental and may be
changed without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC	prudent employment of capital. Secondarily seeks
Investment Subadviser: Massachusetts Financial Services	reasonable opportunity for growth of capital and income.
Company

ING MFS Utilities Portfolio (Class S)	A non-diversified portfolio that seeks total return. The
Portfolio’s investment objective is not fundamental and may
Investment Adviser: Directed Services LLC	be changed without a shareholder vote.
Investment Subadviser: Massachusetts Financial Services
Company

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Oppenheimer Main Street Portfolio (Class S)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO High Yield Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management. The
Investment Adviser: Directed Services LLC	Portfolio’s investment objective is not fundamental and may
Investment Subadviser: Pacific Investment Management	be changed without a shareholder vote.
Company LLC

ING Pioneer Fund Portfolio (Class S)	Seeks reasonable income and capital growth. The
Portfolio’s investment objective is not fundamental and may
Investment Adviser: Directed Services LLC	be changed without a shareholder vote.
Investment Subadviser: Pioneer Investment Management,
Inc.

ING Pioneer Mid Cap Value Portfolio (Class S)	Seeks capital appreciation. The Portfolio’s investment
objective is not fundamental and may be changed without a
Investment Adviser: Directed Services LLC	shareholder vote.
Investment Subadviser: Pioneer Investment Management,
Inc.

ING Templeton Global Growth Portfolio (Class S)	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Capital Appreciation Portfolio (Class S)	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Global Franchise Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Van Kampen Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation
and secondarily seeks current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING VP Index Plus International Equity Portfolio (Class S)	Seeks to outperform the total return performance of the
Morgan Stanley Capital International Europe Australasia
and Far East® Index (“MSCI EAFE® Index”), while
Investment Adviser: ING Investments, LLC
maintaining a market level of risk. The Portfolio’s
Investment Subadviser: ING Investment Management	investment objective is not fundamental and may be
Advisors, B.V.	changed without a shareholder vote.

ING Partners, Inc.
151 Farmington Avenue, Hartford, CT 06156-8962

ING Baron Small Cap Growth Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: BAMCO, Inc.

ING Columbia Small Cap Value II Portfolio (Service Class)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: Columbia Management Advisors,
LLC

ING Davis Venture Value Portfolio (Service Class)	A non-diversified portfolio that seeks long-term growth of
capital.
Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: Davis Selected Advisers, L.P.

ING JPMorgan International Portfolio (Service Class)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: J.P. Morgan Asset Management
(U.K.) Limited

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Legg Mason Partners Aggressive Growth Portfolio	Seeks long-term growth of capital.
(Service Class)

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: ClearBridge Advisors, LLC
(formerly, Salomon Brothers Asset Management Inc.)

ING Neuberger Berman Regency Portfolio (Service Class)	Seeks capital growth.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: Neuberger Berman Management
Inc.

ING Oppenheimer Global Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: OppenheimerFunds, Inc.

ING Templeton Foreign Equity Portfolio (Service Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC (formerly ING
Life Insurance and Annuity Company)
Investment Subadviser: Templeton Investment Counsel,
LLC

ING T. Rowe Price Growth Equity Portfolio (Service Class)	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Comstock Portfolio (Service Class)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: Van Kampen

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital
(Service Class)	appreciation and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP Index Plus LargeCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s 500 Composite Stock Price Index (S&P
Investment Adviser: ING Investments, LLC	500 Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING VP Index Plus MidCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s MidCap 400 Index (S&P MidCap 400
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING VP Index Plus SmallCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP Financial Services Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co.

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable
risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management Co.

Fidelity Variable Insurance Products
82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio (Service Class 2)	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

Fidelity VIP Equity-Income Portfolio (Service Class 2)	Seeks reasonable income. Also considers the potential for
capital appreciation. Seeks to achieve a yield which exceeds
Investment Adviser: Fidelity Management & Research	the composite yield on the securities comprising the
Standard & Poor’s 500® Index (S&P 500®).
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

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APPENDIX C

Fixed Account II

Fixed Account II (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company (“ING USA,” the
“Company,” “we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed
Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We offer Fixed
Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market
Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed
Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed
Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your
Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment.
Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A
Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

Transfers from a Fixed Interest Allocation

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You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market
Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed
Interest Allocation to the ING Liquid Assets Portfolio, and such a transfer will be subject to a Market
Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See
“Optional Riders” in the prospectus.Withdrawals from a Fixed Interest Allocation.

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation.
You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See “Optional Riders” in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a
Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the income phase start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the income phase start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest
Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value
Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

(1)	We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

(3)	We add (1) and (2).

(4)	We subtract from (3) any transfers from that Fixed Interest Allocation.

(5)	We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

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Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed AccountII.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in
Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value
Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.

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APPENDIX D

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA
General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of
1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 30,
2007. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest
Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please
read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX E

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $10,000 and additional premium payments of
$10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, and that
Option Package I was selected.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30).
Therefore, $7,000 (10,500 - 3,500) is considered an excess withdrawal of a part of the initial premium payment of
$10,000 and would be subject to a surrender charge of $292 ($7,000 x (1/(1-.04)-1)). The amount of the withdrawal paid to you will be $10,500, and in addition, $292 will be deducted from your contract value.

This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

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APPENDIX F

Withdrawal Adjustment for 5% Roll-Up Death Benefit Examples

Example #1: The Contract Value (AV) is Lower than the Death Benefit

Assume a premium payment of $100,000, AV at the time of withdrawal of $80,000 and a 5% Roll-Up minimum guarantee death benefit (“MGDB”) at the time of withdrawal of $120,000. A total withdrawal of $20,000 is made.

Calculate the Effect of the Withdrawal

Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)

Example #2: The Contract Value (AV) is Greater than the Death Benefit

Assume a premium payment of $100,000, AV at the time of withdrawal of $160,000 and a 5% Roll-Up minimum guarantee death benefit (“MGDB”) at the time of withdrawal of $120,000. A total withdrawal of $20,000 is made.

Calculate the Effect of the Withdrawal

Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)

Example #3: The Contract Value (AV) is Equal to the Death Benefit

Assume a premium payment of $100,000, AV at the time of withdrawal of $120,000 and a 5% Roll-Up minimum guarantee death benefit (“MGDB”) at the time of withdrawal of $120,000. A total withdrawal of $20,000 is made.

Calculate the Effect of the Withdrawal

Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

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APPENDIX G

Special Funds and Excluded Funds Examples

Example #1: The following examples are intended to demonstrate the impact on your 5% Roll-Up minimum guaranteed death benefit (“MGDB”) of allocating your Contract Value to Special Funds.

	MGDB if 50% invested in				MGDB if 0% invested in			MGDB if 100% invested in
	Special Funds				Special Funds				Special Funds

End of Yr Covered		Special	Total	End of Yr Covered		Special	Total	End of Yr Covered Special			Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	525	500	1,025	1	1,050	—	1,050	1	0	1,000	1,000
2	551	500	1,051	2	1,103	—	1,103	2	0	1,000	1,000
3	579	500	1,079	3	1,158	—	1,158	3	0	1,000	1,000
4	608	500	1,108	4	1,216	—	1,216	4	0	1,000	1,000
5	638	500	1,138	5	1,276	—	1,276	5	0	1,000	1,000
6	670	500	1,170	6	1,340	—	1,340	6	0	1,000	1,000
7	704	500	1,204	7	1,407	—	1,407	7	0	1,000	1,000
8	739	500	1,239	8	1,477	—	1,477	8	0	1,000	1,000
9	776	500	1,276	9	1,551	—	1,551	9	0	1,000	1,000
10	814	500	1,314	10	1,629	—	1,629	10	0	1,000	1,000

	MGDB if transferred to				MGDB if transferred to

	Special Funds				Covered Funds
	at the beginning of year 6				at the beginning of year 6

End of Yr Covered		Special	Total	End of Yr Covered		Special	Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,050	—	1,050	1	—	1,000	1,000
2	1,103	—	1,103	2	—	1,000	1,000
3	1,158	—	1,158	3	—	1,000	1,000
4	1,216	—	1,216	4	—	1,000	1,000
5	1,276	—	1,276	5	—	1,000	1,000
6	—	1,276	1,276	6	1,050	—	1,050
7	—	1,276	1,276	7	1,103	—	1,103
8	—	1,276	1,276	8	1,158	—	1,158
9	—	1,276	1,276	9	1,216	—	1,216
10	—	1,276	1,276	10	1,276	—	1,276

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Example #2: The following examples are intended to demonstrate the impact on your 5% Roll-Up minimum guaranteed death benefit (“MGDB”) and/or your minimum guaranteed accumulation benefit (“MGAB”) of allocating your Contract Value to Excluded Funds.

								MGDB if 0% invested in Excluded				MGDB if 100% invested in Excluded

	MGDB if 50% invested in Excluded Funds								Funds				Funds

							Death				Death				Death
	Covered		Excluded		Total		Benefit		Covered		Benefit		Excluded		Benefit

End								End				End
of Yr	MGDB	AV	"MGDB"	AV	MGDB	AV		of Yr	MGDB	AV		of Yr "MGDB"		AV
0	500	500	500	500	1,000	1,000	1,000	0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	525	510	525	510	1,035	1,020	1,035	1	1,050	1,020	1,050	1	1,050	1,020	1,020
2	551	490	551	490	1,041	980	1,041	2	1,103	980	1,103	2	1,103	980	980
3	579	520	579	520	1,099	1,040	1,099	3	1,158	1,040	1,158	3	1,158	1,040	1,040
4	608	550	608	550	1,158	1,100	1,158	4	1,216	1,100	1,216	4	1,216	1,100	1,100
5	638	450	638	450	1,088	900	1,088	5	1,276	900	1,276	5	1,276	900	900
6	670	525	670	525	1,195	1,050	1,195	6	1,340	1,050	1,340	6	1,340	1,050	1,050
7	704	600	704	600	1,304	1,200	1,304	7	1,407	1,200	1,407	7	1,407	1,200	1,200
8	739	750	739	750	1,489	1,500	1,500	8	1,477	1,500	1,500	8	1,477	1,500	1,500
9	776	500	776	500	1,276	1,000	1,276	9	1,551	1,000	1,551	9	1,551	1,000	1,000
10	814	300	814	300	1,114	600	1,114	10	1,629	600	1,629	10	1,629	600	600

Note:	AV are hypothetical illustrative values.				Not a projection. "MGDB" for Excluded funds is notional. Not payable as a benefit. Death
	Benefit for Excluded Funds equals Accumulation Value (AV)

								MGAB if 0% invested in				MGAB if 100% invested in Excluded
	MGAB if 50% invested in Excluded Funds								Excluded Funds					Funds

	Covered		Excluded			Total				Covered				Excluded

End of	MGAB		"MGAB		MGAB			End of	MGAB			End of	"MGAB
Yr	Base	AV	Base"	AV	Base	AV	MGAB	Yr	Base	AV	MGAB	Yr	Base"	AV	MGAB
10	500	300	500	300	800	600	200	10	1,000	600	400	10	1,000	600	—

Note:	"MGAB Base" for Excluded Funds is notional. Not used to determine benefits. For Excluded Funds, the lesser of AV and "MGAB Base"
is used as the MGAB Benefit Base. MGAB = Greater of Zero and MGAB Benefit Base - AV

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	MGDB and MGAB if Transfer from Covered Funds to Excluded Funds at the beginning of year 6

	Covered		Excluded		Total			Covered Excluded MGAB

							Death	MGAB	"MGAB	Benefit
End of Yr MGDB		AV	"MGDB"	AV	MGDB	AV	Benefit	Base	Base"	Base	MGAB
—	1,000	1,000	—	—	1,000	1,000	1,000	1,000	—	1,000
1	1,050	1,020	—	—	1,050	1,020	1,050	1,000	—	1,000
2	1,103	980	—	—	1,103	980	1,103	1,000	—	1,000
3	1,158	1,040	—	—	1,158	1,040	1,158	1,000	—	1,000
4	1,216	1,100	—	—	1,216	1,100	1,216	1,000	—	1,000
5	1,276	900	—	—	1,276	900	1,276	1,000	—	1,000
6	—	—	1,340	1,050	1,050	1,050	1,050	—	1,000	1,000
7	—	—	1,407	1,200	1,200	1,200	1,200	—	1,000	1,000
8	—	—	1,477	1,500	1,500	1,500	1,500	—	1,000	1,000
9	—	—	1,551	1,000	1,000	1,000	1,000	—	1,000	1,000
10	—	—	1,629	600	600	600	600	—	1,000	600	—

Note:	MGDB (MGAB Base) transferred to Excluded Funds equals the MGDB (MGAB Base) in Covered Funds (or pro-rata portion
	thereof for partial transfer) Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except
	MGDB in Special Funds does not accumulate).

MGDB and MGAB if Transfer from Excluded Funds to Covered Funds at the beginning of year 6

	Covered		Excluded		Total			Covered Excluded MGAB

							Death	MGAB	"MGAB	Benefit
End of Yr MGDB		AV	"MGDB"	AV	MGDB	AV	Benefit	Base	Base"	Base	MGAB
—	—	—	1,000	1,000	1,000	1,000	1,000	—	1,000	1,000
1	—	—	1,050	1,020	1,020	1,020	1,020	—	1,000	1,000
2	—	—	1,103	980	980	980	980	—	1,000	980
3	—	—	1,158	1,040	1,040	1,040	1,040	—	1,000	1,000
4	—	—	1,216	1,100	1,100	1,100	1,100	—	1,000	1,000
5	—	—	1,276	900	900	900	900	—	1,000	900
6	945	1,050	—	—	945	1,050	1,050	900	—	900
7	992	1,200	—	—	992	1,200	1,200	900	—	900
8	1,042	1,500	—	—	1,042	1,500	1,500	900	—	900
9	1,094	1,000	—	—	1,094	1,000	1,094	900	—	900
10	1,149	600	—	—	1,149	600	1,149	900	—	900	300

Note:	MGDB (MGAB Base) transferred to Covered Funds is the lesser of MGDB (MGAB Base) in Excluded Funds (or portion thereof
	for partial transfer) and AV transferred to Covered Transfers from Excluded Funds to Special Funds work the same as Excluded
	to Covered (except MGDB in Special Funds does not accumulate).

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APPENDIX H

MGWB Excess Withdrawal Amount Examples

The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual
Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount
(“Excess Withdrawal Amount”):

Example #1: Owner has invested only in Covered Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount is $7,000, the MGWB
Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of
$10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess
Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000
* (1 - $3,000 / $93,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $96,774.19 ($100,000 * (1 - $3,000 /
$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The Maximum Annual Withdrawal is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount is $7,000, the
MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a
withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000) .

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $96,774.19 ($100,000 * (1 -
$3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The Maximum Annual Withdrawal is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

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Example #3: Owner has invested in both Covered and Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered
Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the
Maximum Annual Withdrawal Amount is $7,000, the MGWB Withdrawal Account allocated to Covered Funds
(“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds
(“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is
$38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the Maximum Annual
Withdrawal ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and
is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in
Covered Funds (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $66,716.98
($68,000 * (1 – $1,000 / $53,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from
Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 /
$40,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the Maximum Annual Withdrawal) to $96,774.19 ($100,000 * (1 - $3,000 /
$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The Maximum Annual Withdrawal is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds
(“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds
(“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered
Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is
$30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from
Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal
Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered
Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

SmartDesign Advantage - 142484

H2

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds
(“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds
(“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded
Funds.

The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is
$50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from
Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of
$12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

SmartDesign Advantage - 142484

H3

APPENDIX I

Projected Schedule of
ING GET U.S. Core Portfolio Offerings
	Offering Dates	Guarantee Dates

ING GET U.S. Core Portfolio — Series 14	12/21/06 – 06/20/07	06/21/07 – 06/19/14

SmartDesign Advantage - 142484

I1

ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

SmartDesign Advantage - 142484

04/30/07

PART B Statement of Additional Information ING SMARTDESIGN ADVANTAGE

Deferred Combination Variable and Fixed Annuity Contract

Issued by SEPARATE ACCOUNT B

of

ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION:

April 30, 2007

i

Introduction

This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA's financial statements appear in the Statement of Additional Information.

As of December 31, 2006, ING USA had approximately $2,989.1 million in stockholder's equity and approximately $69,677.6 billion in total assets, including approximately $37,928.3 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. Reliastar Life Insurance Company of New York ("RLNY"), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account B of ING USA Annuity and Life Insurance Company

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets

ING USA acts as its own custodian for Separate Account B.

Independent Registered Public Accounting Firm

Ernst & Young LLP, Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta GA 30308, an Independent Registered Public Accounting Firm, perform annual audits of ING USA and Separate Account B.

Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC. For the years ended 2006, 2005 and 2004 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated $429,206,095, $378,135,000 and $374,955,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of Directed Services LLC. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $70,763,649, $42,969,000 and $36,570,000, for the years ended 2006, 2005, and 2004, respectively.

Published Ratings

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. For AUV’s calculated for this Contract, please see the Condensed Financial Information in the prospectus.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Financial Statements of ING USA Annuity and Life Insurance Company
Income Statements for the years ended December 31, 2006, 2005 and 2004
Balance Sheets as of December 31, 2006 and 2005
Statements of Changes in Shareholder's Equity for the years ended December 31, 2006, 2005 and 2004
Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004
Notes to Financial Statements

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B
Statement of Assets and Liabilities as of December 31, 2006
Statement of Operations for the year ended December 31, 2006
Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
Notes to Financial Statements

5

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements

Page

Report of Independent Registered Public Accounting Firm	C-2

Financial Statements:

Statements of Operations for the years ended
December 31, 2006, 2005, and 2004	C-3

Balance Sheets as of December 31, 2006 and 2005	C-4

Statements of Changes in Shareholder's Equity for the years ended
December 31, 2006, 2005, and 2004	C-6

Statements of Cash Flows for the years ended
December 31, 2006, 2005, and 2004	C-7

Notes to Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2006 and 2005, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 23, 2007

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Operations

(In millions)

	Year Ended December 31,
	2006	2005	2004
Revenue:
Net investment income	$1,156.4	$1,102.2	$1,121.5
Fee income	939.2	745.6	569.2
Premiums	20.5	21.8	21.8
Net realized capital losses	(90.4)	(2.9)	(49.5)
Other income	-	0.7	0.3
Total revenue	2,025.7	1,867.4	1,663.3
Benefits and expenses:
Interest credited and other benefits to contractowners	1,169.7	1,085.8	1,133.0
Operating expenses	228.0	192.5	162.6
Amortization of deferred policy acquisition
costs and value of business acquired	293.0	318.9	186.8
Interest expense	30.3	29.6	5.1
Other expense	28.1	16.5	2.2
Total benefits and expenses	1,749.1	1,643.3	1,489.7
Income before income taxes and cumulative
effect of change in accounting principle	276.6	224.1	173.6
Income tax expense	64.4	34.2	80.7
Income before cumulative effect of change
in accounting principle	212.2	189.9	92.9
Cumulative effect of change in accounting
principle, net of tax	-	-	(1.0)
Net income	$212.2	$189.9	$91.9

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $17,071.8 at 2006 and $16,086.1 at 2005)	$17,054.4	$16,092.4
Equity securities, available-for-sale, at fair value
(cost of $39.1 at 2006 and $28.6 at 2005)	40.6	29.7
Short-term investments	134.3	55.9
Mortgage loans on real estate	3,687.6	3,766.8
Policy loans	162.5	166.1
Other investments	642.9	404.8
Securities pledged
(amortized cost of $875.5 at 2006 and $952.1 at 2005)	864.0	938.9
Total investments	22,586.3	21,454.6
Cash and cash equivalents	608.6	215.2
Short-term investments under securities loan agreement	102.6	140.2
Accrued investment income	183.7	175.0
Receivable for securities sold	20.3	32.1
Deposits and reinsurance recoverable from affiliate	4,759.0	4,068.1
Deferred policy acquisition costs	2,669.9	2,255.4
Value of business acquired	110.1	122.1
Sales inducements to contractowners	630.7	556.3
Short-term loan to affiliate	-	45.0
Due from affiliates	29.7	15.0
Current income taxes	4.6	-
Other assets	43.8	29.9
Assets held in separate accounts	37,928.3	30,262.8
Total assets	$69,677.6	$59,371.7

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$26,696.4	$24,225.3
Payables for securities purchased	48.3	0.8
Payables under securities loan agreement	102.6	140.2
Borrowed money	769.6	806.3
Notes to affiliates	435.0	435.0
Due to affiliates	46.4	39.7
Current income taxes	-	34.1
Deferred income taxes	262.5	135.7
Other liabilities	399.4	342.8
Liabilities related to separate accounts	37,928.3	30,262.8
Total liabilities	66,688.5	56,422.7

Shareholder's equity
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)	2.5	2.5
Additional paid-in capital	3,978.4	4,143.1
Accumulated other comprehensive loss	(12.1)	(4.7)
Retained earnings (deficit)	(979.7)	(1,191.9)
Total shareholder's equity	2,989.1	2,949.0
Total liabilities and shareholder's equity	$69,677.6	$59,371.7

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2003	$2.5	$3,811.1	$188.1	$(1,473.7)	$2,528.0
Comprehensive income:
Net income	-	-	-	91.9	91.9
Other comprehensive loss,
net of tax:
Change in net unrealized capital gains (losses)
on securities ($(114.0) pretax)	-	-	(70.5)	-	(70.5)
Minimum pension liability	-	-	(4.9)	-	(4.9)
Total comprehensive income					16.5
Contribution of capital	-	230.0	-	-	230.0
Balance at December 31, 2004	2.5	4,041.1	112.7	(1,381.8)	2,774.5
Comprehensive income:
Net income	-	-	-	189.9	189.9
Other comprehensive loss,
net of tax:
Change in net unrealized capital gains (losses)
on securities ($(185.2) pretax)	-	-	(118.4)	-	(118.4)
Minimum pension liability ($(1.1) pretax)	-	-	1.0	-	1.0
Total comprehensive income					72.5
Contribution of capital	-	100.0	-	-	100.0
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2005	2.5	4,143.1	(4.7)	(1,191.9)	2,949.0
Comprehensive income:
Net income	-	-	-	212.2	212.2
Other comprehensive loss,
net of tax:
Change in net unrealized capital gains (losses)
on securities ($(10.7) pretax)	-	-	(7.3)	-	(7.3)
Pension liability ($0.6 pretax)	-	-	0.4	-	0.4
Other	-	-	1.1	-	1.1
Total comprehensive income					206.4
Cumulative effect of change of accounting
principle ($(2.4) pretax)	-	-	(1.6)	-	(1.6)
Capital distribution paid	-	(170.0)	-	-	(170.0)
Employee share-based payments	-	4.1	-	-	4.1
Other	-	1.2	-	-	1.2
Balance at December 31, 2006	$2.5	$3,978.4	$(12.1)	$(979.7)	$2,989.1

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Operating Activities:
Net income	$212.2	$189.9	$91.9
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs
and sales inducements	(831.9)	(715.3)	(688.3)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	367.1	387.7	252.3
Net accretion/decretion of discount/premium	57.7	93.1	139.6
Future policy benefits, claims reserves, and
interest credited	1,179.9	1,078.4	916.7
Provision for deferred income taxes	131.4	192.0	75.4
Net realized capital (gains) losses	90.4	2.9	49.5
Change in:
Accrued investment income	(8.7)	26.7	(9.0)
Reinsurance recoverable (excluding GICs)	(52.1)	(31.1)	11.2
Other receivables and asset accruals	(13.9)	(1.6)	(8.2)
Due to/from affiliates	(8.0)	(18.9)	(19.8)
Other payables and accruals	(3.1)	39.3	41.2
Employee share-based payments	4.1	2.0	-
Other	1.1	-	-
Net cash provided by operating activities	1,126.2	1,245.1	852.5
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,496.1	16,027.0	17,876.4
Equity securities, available-for-sale	15.8	20.7	106.8
Mortgage loans on real estate	523.7	739.7	388.6
Acquisition of:
Fixed maturities, available-for-sale	(11,446.3)	(17,518.1)	(20,517.6)
Equity securities, available-for-sale	(25.4)	(14.1)	(20.2)
Mortgage loans on real estate	(444.4)	(658.0)	(856.4)
Short-term investments, net	(79.7)	(49.1)	(6.6)
Other investments	(266.9)	(187.4)	(268.2)
Other	3.6	2.9	(3.2)
Net cash used in investing activities	(1,223.5)	(1,636.4)	(3,300.4)

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Financing Activities:
Deposits received for investment contracts	5,788.4	5,225.6	5,888.2
Maturities and withdrawals from investment contracts	(4,497.2)	(5,039.7)	(3,244.4)
Reinsurance recoverable on investment contracts	(638.8)	(120.5)	(747.4)
Notes to affiliates	45.0	-	350.0
Short-term loan to affiliate	-	139.2	(63.8)
Short-term borrowings	(36.7)	92.9	179.2
Capital distribution to Parent	(170.0)	-	-
Capital contribution from Parent	-	100.0	230.0
Net cash provided by financing activities	490.7	397.5	2,591.8
Net increase in cash and cash equivalents	393.4	6.2	143.9
Cash and cash equivalents, beginning of year	215.2	209.0	65.1
Cash and cash equivalents, end of year	$608.6	$215.2	$209.0
Supplemental cash flow information:
Income taxes (received) paid, net	$(30.2)	$(174.7)	$8.3
Interest paid	$66.2	$52.1	$14.2

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING”.

Description of Business

The Company offers various insurance products, including immediate and deferred variable and fixed annuities. The Company’s annuity products are distributed by national wirehouses, regional securities firms, independent National Association of Securities Dealers, Inc. (“NASD”) firms with licensed registered representatives, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and the ING broker-dealer network. The Company’s primary annuity customers are retail consumers.

The Company also offers guaranteed investment contracts and funding agreements (collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company previously provided interest-sensitive, traditional life insurance, and health insurance. The Company no longer issues these products. The life insurance business is in run-off, and the Company has ceded to other insurers all health insurance.

The Company has one operating segment.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2005 or 2004. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Balance Sheet at December 31, 2006, are as follows:

	Prior to	Effects of	As Reported at
	Adopting	Adopting	December 31,
	FAS No. 158	FAS No. 158	2006

Deferred income taxes	$263.3	$(0.8)	$262.5
Other liabilities	397.0	2.4	399.4
Accumulated other comprehensive loss	(10.5)	(1.6)	(12.1)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Considering the Effects of Prior Year Misstatements

In September 2006, the Securities and Exchange Commission (“SEC”) staff issued SEC Staff Accounting Bulletin (“SAB”) Topic 1N, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”). SAB 108 states that a registrant should quantify the effect of an error on the financial statements using a dual approach. Specifically, the amount should be computed using both the “rollover” (current year income statement perspective) and “iron curtain” (year-end balance sheet perspective) methods.

SAB 108 was effective for fiscal years ending after November 15, 2006. The adoption of SAB 108 did not have a material impact on the Company’s financial position.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

On November 3, 2005, the FASB issued FASB Staff Position (“FSP”) FAS No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of the Emerging Issues Task Force (“EITF”) Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“EITF 03-1”).

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

FSP FAS No. 115-1 was effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. As a result of adopting FSP FAS No. 115-1, the Company recognized impairment losses of $22.3 and $3.1 for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partner Have Certain Rights”(“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46R: “Consolidation of Variable Interest Entities” (“FIN 46R”). EITF 04-5 was effective immediately for all new limited partnership formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

The Company’s limited partnership investment totaling $19.7 in Powers Ferry Properties Ltd Partnership (“PFP”), an affiliate acquired on May 12, 2005, is accounted for using the equity method, as ING USA does not have substantive kick-out or participating rights and, therefore, cannot overcome the presumption of control by the general partner of PFP. As of December 31, 2006, the Company’s remaining investments in limited partnerships are generally considered variable interest entities under FIN 46R, and are accounted for using the cost or equity methods of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued Statement of Financial Accounting Standards (“FAS”) No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first interim or annual period beginning after June 15, 2005. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized include: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provision of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated.

Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB No. 25”), and related Interpretations, as permitted by FAS No. 123. No stock based employee compensation cost was recognized in the Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2006 and 2005 were those of ING, the Company’s ultimate parent.

As a result of adopting FAS No. 123R, the Company’s Net income for the years ended December 31, 2006 and 2005, was $5.2 and $3.5, respectively, lower than if it had continued to account for share-based payments under APB No. 25. The fair value of shares granted during 2006 and 2005 was $7.0 and $7.9, respectively, as of December 31, 2006 and 2005, respectively, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes to valuation methodologies as a result of the adoption of FAS No. 123R.

Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The Company adopted Statement of Position (“SOP”) 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”), on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that the revenue and expenses related to such arrangements be consolidated with the respective line items in the Statements of Operations. In addition, SOP 03-1 requires additional liabilities be established for certain guaranteed death benefits and for products with certain patterns of cost of insurance charges. Sales inducements provided to contractowners must be recognized on the balance sheet separately from deferred policy acquisition costs and amortized as a component of benefits expense using methodologies and assumptions consistent with those used for amortization of deferred policy acquisition costs.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company evaluated all requirements of SOP 03-1 and determined that it is affected by the SOP’s requirements to establish additional liabilities for certain guaranteed benefits and products with patterns of cost of insurance charges resulting in losses in later policy durations from the insurance benefit function and to defer, amortize, and recognize separately, sales inducements to contractowners. Upon adoption of SOP 03-1 on January 1, 2004, the Company recognized a cumulative effect of a change in accounting principle of $(3.6), before tax, or $(2.3), net of $1.3 of income taxes. In addition, requirements for certain separate account arrangements that do not meet the established criteria for separate asset and liability recognition are applicable to the Company, however, the Company’s policies on separate account assets and liabilities have historically been, and continue to be, in conformity with the requirements newly established.

In the fourth quarter of 2004, the cumulative effect of a change in accounting principle was revised due to the Company’s implementation of Technical Practice Aid 6300.05-6300.08 “Q&As Related to the Implementation of SOP 03-1, ‘Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts”’ (the “TPA”).

The TPA, which was approved in September 2004, provided additional guidance regarding certain implicit assessments that may be used in the testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provided additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. While the TPA was implemented during the fourth quarter of 2004, the TPA is retroactive to the original implementation date of SOP 03-1, January 1, 2004 and is reported as an adjustment to SOP 03-1’s cumulative effect of a change in accounting principle. The adoption of the TPA reduced the Company’s cumulative effect of a change in accounting principle by $2.0, before tax, and decreased quarterly 2004 Net income approximately $0.6 in each quarter, for a total decrease of $2.3.

New Accounting Pronouncements

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007, although early adoption is permitted under certain conditions. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of retained earnings. As application of the standard is optional, any impact is limited to those financial assets and liabilities to which FAS No. 159 is applied. The Company is currently evaluating the items to which the fair value option may be applied.

Fair Value Measurements

In September 2006, the FASB issued FASB Statement No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements in accordance with FAS No. 109, “Accounting for Income Taxes.”

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FIN 48 prescribes a two-step process for determining the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. The first step is recognition: A company first determines whether a tax position is more likely than not to be sustained upon examination, based on the technical merits of the position. The second is measurement: A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit recognized in the financial statements. The benefit under step two is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. No benefit will be recognized on tax positions that do not meet the more-likely-than-not recognition standard. In addition, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 is effective for fiscal years beginning after December 15, 2006, and was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company expects to recognize a cumulative effect of change in accounting principle between $1.0 and $3.0 as a reduction to January 1, 2007 Retained earnings.

Accounting for Servicing of Financial Assets

In March 2006, the FASB issued FAS No. 156, “Accounting for Servicing of Financial Assets – an amendment of FASB Statement No. 140” (“FAS No. 156”). FAS No. 156 requires the separate recognition of servicing assets and servicing liabilities each time an obligation to service a financial asset is undertaken by entering into a servicing contract and permits the fair value measurement of servicing assets and servicing liabilities. In addition, FAS No. 156 does the following:

▪	Clarifies when a servicer should separately recognize servicing assets and liabilities;
▪	Requires all separately recognized servicing assets and servicing liabilities to be initially measured at fair value, if practicable;
▪

Permits a one-time reclassification of available-for-sale securities to trading securities by entities with recognized servicing rights, provided that the available-for-sale securities are identified in some manner as offsetting the exposure to changes in fair value of servicing assets and servicing liabilities that are subsequently measured at fair value; and

▪	Requires additional disclosures for all separately recognized servicing assets and servicing liabilities.

FAS No. 156 requirements for recognition and initial measurement of servicing assets and servicing liabilities should be applied prospectively to all transactions entered into after the beginning of the first fiscal year that commences after September 15, 2006. The Company has determined that the adoption of FAS No. 156 will not have a material effect on the financial position, results of operations, or cash flows.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006, and was adopted by the Company on January 1, 2007. The Company does not expect FAS No. 155 to have a significant impact on the Company’s financial position, results of operations, or cash flows.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occur by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006 and is effective for the Company on January 1, 2007. The Company estimates that the impact of adoption of SOP 05-1 will not exceed $30.0 after tax, which will be recorded as a reduction to retained earnings. The Company continues to analyze the impact of adoption relative to a limited number of the Company's annuity products. As a result, the actual impact of the adoption of SOP 05-1 may differ from our estimates as new implementation guidance and evolving industry practice may affect the Company's interpretation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary-Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is recorded in Net realized capital gains (losses).

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for fixed maturities are largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable, due to a limited market, for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2006 and 2005, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of 19.9% and 19.5% of properties in California at December 31, 2006 and 2005, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Guaranteed minimum withdrawals benefits (“GMWBs”) without life contingent payouts and guaranteed minimum accumulation benefits (“GMABs”) represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The option component of a fixed indexed annuity (“FIA”) also represents an embedded derivative. These embedded derivatives are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, total return, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also purchases options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges. DAC related to GICs, however, is amortized on a straight-line basis over the life of the contract.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, \estimated interest spread, and estimated mortality.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

Reserves

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal and traditional life insurance contracts, and GICs. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Reserve interest rates varied by product up to 7.8% for 2006 and up to 8.0% for 2005 and 2004.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2006, 2005, and 2004, reserve interest discount rates varied up to 8.0%.

Reserves for FIAs are computed in accordance with FAS No. 97 and FAS No. 133. Accordingly, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statement of Operations.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses, less the present value of future net premiums.

Under SOP 03-1, the Company calculates additional liabilities (“SOP 03-1 reserves”) for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP 03-1 reserve recognized for such products is in addition to the liability previously held and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business subject to SOP 03-1, and calculates an SOP 03-1 reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP 03-1 reserve is accumulated at interest rates using the contract-credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

The SOP 03-1 reserve for annuities with guaranteed minimum death benefits (“GMDBs”) is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The SOP 03-1 reserve for GMWBs with life contingent payouts and guaranteed minimum income benefits (“GMIBs”) is determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if the actual experience or other evidence suggests that earlier assumptions should be revised.

GMABs and GMWBs without life contingent payouts are considered to be derivatives under FAS No. 133. The additional reserves for these guarantees are recognized at fair value through the Statement of Operations.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

Sales Inducements

Sales inducements represent benefits paid to contractowners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement. Sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both Premiums and Interest credited and other benefits to contractowners in the Statements of Operations.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations, but are recorded directly to Future policy benefits and claims reserves on the Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2006 and 2005 unrealized capital (losses) gains of $(4.1) and $22.1, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to large losses in most aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as the direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Participating Insurance

Participating business approximates 11.4% of the Company’s ordinary life insurance in force and 26.7% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $15.4, $15.8, and $16.2, were incurred during the years ended December 31, 2006, 2005, and 2004, respectively.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses (benefits)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$276.9	$0.2	$1.4	$275.7
U.S. government agencies and authorities	220.9	0.6	2.2	219.3
State, municipalities, and political
subdivisions	43.0	0.5	0.4	43.1

U.S. corporate securities:
Public utilities	1,324.5	21.1	17.8	1,327.8
Other corporate securities	5,138.6	50.3	49.7	5,139.2
Total U.S. corporate securities	6,463.1	71.4	67.5	6,467.0

Foreign securities(1):
Government	486.1	16.2	4.3	498.0
Other	2,843.9	32.3	46.6	2,829.6
Total foreign securities	3,330.0	48.5	50.9	3,327.6

Residential mortgage-backed securities	3,841.4	44.8	62.8	3,823.4
Commercial mortgage-backed securities	1,928.6	15.1	20.2	1,923.5
Other asset-backed securities	1,843.4	5.2	9.8	1,838.8

Total fixed maturities, including
securities pledged	17,947.3	186.3	215.2	17,918.4
Less: securities pledged	875.5	2.4	13.9	864.0
Total fixed maturities	17,071.8	183.9	201.3	17,054.4
Equity securities	39.1	1.5	-	40.6

Total investments, available-for-sale	$17,110.9	$185.4	$201.3	$17,095.0

(1) Primarily U.S. dollar denominated.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2005.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$144.3	$0.6	$0.1	$144.8
U.S. government agencies and authorities	331.7	0.5	3.6	328.6
State, municipalities, and political
subdivisions	20.1	-	0.7	19.4

U.S. corporate securities:
Public utilities	1,578.9	39.6	19.0	1,599.5
Other corporate securities	5,076.6	86.2	62.0	5,100.8
Total U.S. corporate securities	6,655.5	125.8	81.0	6,700.3

Foreign securities(1):
Government	464.7	13.8	4.1	474.4
Other	2,446.0	33.3	36.9	2,442.4
Total foreign securities	2,910.7	47.1	41.0	2,916.8

Residential mortgage-backed securities	3,942.3	31.2	70.5	3,903.0
Commercial mortgage-backed securities	1,309.8	17.0	19.5	1,307.3
Other asset-backed securities	1,723.8	6.8	19.5	1,711.1

Total fixed maturities, including
securities pledged	17,038.2	229.0	235.9	17,031.3
Less: securities pledged	952.1	1.0	14.2	938.9
Total fixed maturities	16,086.1	228.0	221.7	16,092.4
Equity securities	28.6	1.1	-	29.7

Total investments, available-for-sale	$16,114.7	$229.1	$221.7	$16,122.1

(1) Primarily U.S. dollar denominated.

At December 31, 2006 and 2005, net unrealized depreciation was $27.4 and $5.8, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

The amortized cost and fair value of fixed maturities as of December 31, 2006, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$426.8	$425.1
After one year through five years	4,547.0	4,541.1
After five years through ten years	3,918.9	3,905.2
After ten years	1,441.2	1,461.3
Mortgage-backed securities	5,770.0	5,746.9
Other asset-backed securities	1,843.4	1,838.8
Less: securities pledged	875.5	864.0
Fixed maturities, excluding securities pledged	$17,071.8	$17,054.4

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2006 or 2005.

The Company does not have any significant exposure to subprime mortgage loans. The only exposure, if any, would arise from the Company's investment in mortgage-backed securities. These securities are primarily agency-backed and are highly rated. The average rating was AAA at December 31, 2006.

At December 31, 2006 and 2005, fixed maturities with fair values of $10.7 and $11.7, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2006 and 2005, approximately 1.4% and 1.2%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”) and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2006 and 2005, the Company had $226.7 and $126.1, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. At December 31, 2006 and 2005, assets with a carrying value of approximately $703.0 and $159.4, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, in the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2006 and 2005, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $765.7 and $808.0, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $769.6 and $806.3 at December 31, 2006 and 2005, respectively.

The Company also enters into reverse repurchase agreements. At December 31, 2006 and 2005, the carrying value of the securities in reverse repurchase agreements was $16.4 and $15.3, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2006 and 2005. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2006 and 2005, were primarily related to interest rate movement, or spread widening, and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2006 and 2005.

	Less than	More than
	Six Months	Six Months and	More than	Total
	Below	less than Twelve	Twelve Months	Unrealized
	Amortized	Months Below	Below	Capital
2006	Cost	Amortized Cost	Amortized Cost	Losses
Interest rate or spread widening	$12.8	$6.2	$103.4	$122.4
Mortgage and other asset-backed
securities	14.6	5.6	72.6	92.8
Total unrealized capital losses	$27.4	$11.8	$176.0	$215.2
Fair value	$3,095.9	$905.9	$6,026.5	$10,028.3

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Less than	More than
	Six Months	Six Months and	More than	Total
	Below	less than Twelve	Twelve Months	Unrealized
	Amortized	Months Below	Below	Capital
2005	Cost	Amortized Cost	Amortized Cost	Losses
Interest rate or spread widening	$45.4	$32.3	$48.7	$126.4
Mortgage and other asset-backed
securities	47.5	29.7	32.3	109.5
Total unrealized capital losses	$92.9	$62.0	$81.0	$235.9
Fair value	$5,745.3	$2,266.9	$2,243.0	$10,255.2

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 97.2% of the average book value. In addition, this category includes 1,119 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2006.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2006, 2005, and 2004.

	2006		2005		2004
		No. of		No. of		No. of
Impairment		Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$0.1	1	$0.1	1	$-	-
U.S. corporate	15.8	63	3.0	12	-	-
Foreign	3.5	13	0.1	1	8.5	4
Residential mortgage-backed	12.7	68	16.4	86	9.1	88
Commercial mortgage-backed	-	-	1.2	1	-	-
Other asset-backed	1.2	2	0.5	2	11.5	6
Limited partnerships	0.5	2	0.5	1	2.2	1
Total	$33.8	149	$21.8	104	$31.3	99

The above schedule includes $11.5, $18.7, and $31.3, in other-than-temporary write-downs for the years ended December 31, 2006, 2004, and 2004, respectively, related to the analysis of credit risk and the possibility of significant prepayment risk. The remaining $22.3 and $3.1 in write-downs for the years ended December 31, 2006 and 2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value, based upon the requirements of FSP FAS No. 115-1. The following table summarizes these write-downs by type for the years ended December 31, 2006 and 2005.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2006		2005
		No. of		No. of
	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$0.1	1	$0.1	1
U.S. corporate	15.8	63	2.6	11
Foreign	3.5	13	-	-
Residential mortgage-backed	1.7	4	0.4	1
Other asset-backed	1.2	2	-	-
Total	$22.3	83	$3.1	13

The remaining fair value of fixed maturities with other-than-temporary impairments at December 31, 2006 and 2005 was $415.7 and $255.3, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$1,009.7	$936.4	$953.1
Equity securities, available-for-sale	1.9	1.2	1.7
Mortgage loans on real estate	225.3	238.4	221.8
Policy loans	9.1	9.1	9.8
Short-term investments and cash equivalents	5.5	4.1	1.4
Other	13.9	10.5	15.0
Gross investment income	1,265.4	1,199.7	1,202.8
Less: investment expenses	109.0	97.5	81.3
Net investment income	$1,156.4	$1,102.2	$1,121.5

At December 31, 2006 and 2005, the Company had $30.5 and $47.4, respectively, of non-income producing investments in fixed maturities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investment on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(43.8)	$45.4	$51.0
Equity securities, available-for-sale	0.9	0.2	6.4
Derivatives	(48.2)	(48.3)	(104.9)
Other	0.7	(0.2)	(2.0)
Net realized capital losses	$(90.4)	$(2.9)	$(49.5)
After-tax net realized capital losses	$(58.8)	$(1.9)	$(32.2)

The increase in net realized capital losses for the year ended December 31, 2006, reflects higher losses on investments in fixed maturities. The losses on fixed maturities were primarily driven by the interest rate environment, which generally increased during 2006. The net losses on fixed maturities were partially offset by a related decrease in the amortization of DAC and VOBA.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Proceeds on sales	$5,543.1	$9,317.1	$9,916.3
Gross gains	64.5	97.2	145.5
Gross losses	78.0	75.2	59.3

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair value of the assets and liabilities. Derivatives are carried at fair value on the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2006 and 2005.

	2006		2005
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$17,918.4	$17,918.4	$17,031.3	$17,031.3
Equity securities, available-for-sale	40.6	40.6	29.7	29.7
Mortgage loans on real estate	3,687.6	3,657.0	3,766.8	3,774.8
Policy loans	162.5	162.5	166.1	166.1
Cash, cash equivalents,
and Short-term investments
under securities loan agreement	711.2	711.2	355.4	355.4
Other investments	777.2	782.1	460.7	465.6
Assets held in separate accounts	37,928.3	37,928.3	30,262.8	30,262.8
Liabilities:
Investment contract liabilities:
Deferred annuities	19,732.4	18,108.0	18,486.5	17,145.6
Guaranteed investment contracts
and funding agreements	4,603.8	4,591.1	3,362.2	3,352.9
Supplementary contracts and
immediate annuities	931.1	931.1	893.3	893.3
Liabilities related to separate
accounts	37,928.3	37,928.3	30,262.8	30,262.8
Derivatives	64.2	64.2	44.4	44.4
Notes to affiliates	435.0	459.2	435.0	507.2

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2006	2005	2006	2005
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturity portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$-	$91.2	$-	$-

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturity portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	3,856.1	3,535.5	40.8	58.2

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	244.8	206.2	(28.7)	(24.0)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure on
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection. In the
event of a default on the underlying credit exposure,
the Company will either receive an additional
payment (purchased credit protection) or will be
required to make an additional payment (sold credit
protection) equal to the notional value of the swap
contract.	260.3	112.0	(0.1)	(0.3)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2006	2005	2006	2005
Total Return Swaps
Total return swaps are used to assume credit exposure
to a referenced index or asset pool. The difference
between different floating-rate interest amounts
calculated by reference to an agreed upon notional
principal amount is exchanged with other parties
at specified intervals.	$65.0	$-	$0.1	$-

Swaptions
Swaptions are used to manage interest rate risk in
the Company's CMOB portfolio. Swaptions are
contracts that give the Company the option to
enter into an interest rate swap at a specific
future date.	665.0	150.0	3.7	-

Futures
Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. The futures income would
serve to offset this increased expense. The under-
lying reserve liabilities are valued under either
SOP 03-01, or FAS No. 133 (see discussion under
"Reserves" section) and the change in reserve
liability is recorded in Interest credited and other
benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains (losses).	1,265.9	1,530.9	3.8	7.2

Options
Call options are used to hedge against an increase
in the various equity indices. Such increase may
result in increased payments to contract holders
of fixed indexed annuity contracts, and the options
offset this increased expense. The put options
are used to hedge the liability associated with
embedded derivatives in variable annuity contracts.
Both the options and the embedded derivative
reserve are carried at fair value. The change in value
of the options are recorded in Net realized capital
gains (losses); the change in value of the embedded
derivative is recorded in Interest credited and
other benefits to contractowners.	6,341.7	4,183.7	387.0	215.8

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2006	2005	2006	2005
Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	5.1	(0.3)
Within retail annuity products	N/A*	N/A*	820.2	389.2

* N/A - not applicable.

Interest Rate Swaps

Interest rate swaps include two agreements with Security Life of Denver Insurance Company (“Security Life”), an affiliate, with notional amounts of $100.0 and fair values of $(1.8) and $(0.9) at December 31, 2006 and $(0.3) and $(0.2) at December 31, 2005 (see Related Party Transactions footnote for further information).

Credit Default Swaps

As of December 31, 2006, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $119.8.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$1,826.7
Deferrals of commissions and expenses	587.4
Amortization:
Amortization	(266.0)
Interest accrued at 5% to 6%	85.7
Net amortization included in the Statements of Operations	(180.3)
Change in unrealized capital gains (losses) on available-for-sale securities	(47.4)
Implementation of SOP and TPA	(482.3)
Balance at December 31, 2004	1,704.1
Deferrals of commissions and expenses	614.0
Amortization:
Amortization	(400.2)
Interest accrued at 5% to 6%	105.5
Net amortization included in the Statements of Operations	(294.7)
Change in unrealized capital gains (losses) on available-for-sale securities	232.0
Balance at December 31, 2005	2,255.4
Deferrals of commissions and expenses	681.9
Amortization:
Amortization	(421.7)
Interest accrued at 5% to 6%	138.1
Net amortization included in the Statements of Operations	(283.6)
Change in unrealized capital gains (losses) on available-for-sale securities	16.2
Balance at December 31, 2006	$2,669.9

The estimated amount of DAC to be amortized, net of interest, is $469.0, $426.7, $363.9, $319.3, and $285.9, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$111.5
Amortization:
Amortization	(13.3)
Interest accrued at 4% to 5%	6.8
Net amortization included in the Statements of Operations	(6.5)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.5)
Implementation of SOP and TPA	7.7
Balance at December 31, 2004	112.2
Amortization:
Amortization	(30.8)
Interest accrued at 4% to 5%	6.6
Net amortization included in the Statements of Operations	(24.2)
Change in unrealized capital gains (losses) on available-for-sale securities	34.1
Balance at December 31, 2005	122.1
Amortization:
Amortization	(15.0)
Interest accrued at 4% to 5%	5.6
Net amortization included in the Statements of Operations	(9.4)
Change in unrealized capital gains (losses) on available-for-sale securities	(2.6)
Balance at December 31, 2006	$110.1

The estimated amount of VOBA to be amortized, net of interest, is $16.2, $12.0, $12.9, $11.3, and $10.3, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The decrease in Amortization of DAC and VOBA in 2006 compared to 2005 is due to higher expected gross profits, which reflect revisions in prospective assumptions based on positive persistency experience and favorable equity market performance. The decrease was partially offset, however, by an increase in amortization driven by higher actual gross profits experience in 2006.

The increase in Amortization of DAC and VOBA in 2005 compared to 2004 is largely associated with an increase in the scale of DAC, resulting from sales of new business. In addition, the Company had higher fixed margin income in 2005, resulting in an increase in gross profits against which DAC and VOBA were amortized.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company revised and unlocked certain assumptions for its fixed and variable annuity products during 2006, 2005, and 2004. Unlocking adjustments and their acceleration (deceleration) impact on Amortization of DAC and VOBA were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Impact of separate account growth and contractowner
withdrawal behavior favorable to assumptions	$(42.6)	$(13.3)	$(6.6)
Unlock of contractowner withdrawal behavior
assumptions for variable and fixed annuities	-	-	(4.2)
Unlock of contractowner withdrawal behavior
assumptions for certain fixed deferred annuities	-	17.7	-
Unlock of future rate of spread income assumptions
on some fixed annuity liabilities	-	2.3	5.0
Unlock on long-term separate account growth assumption	-	4.8	-
Unlock of mortality and persistency assumptions	(19.8)	(4.2)	-
Total unlocking effect on Amortization of DAC and VOBA	$(62.4)	$7.3	$(5.8)

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of the Iowa Division of Insurance for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company’s statutory surplus at the prior year end or (2) the Company’s prior year statutory net gain from operations.

During 2006, the Company paid $170.0 in a return of capital distribution to its parent. During 2005 and 2004, the Company did not pay any dividends or return of capital distributions on its common stock to its parent.

During 2006, the Company did not receive any capital contributions from Lion. During 2005 and 2004, the Company received capital contributions of $100.0 and $230.0, respectively, from Lion to support sales activities.

The Insurance Division of the State of Iowa (the “Division”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $(1.6), $6.9, and $96.1, for the years ended December 31, 2006, 2005, and 2004, respectively. Statutory capital and surplus was $1,660.7 and $1,846.6 as of December 31, 2006 and 2005, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2006, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affected statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates additional liabilities (“SOP 03-1 reserve”) for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the GMDB SOP 03-1 reserve at December 31, 2006.

Area	Assumptions/Basis for Assumptions
Data used	Based on 100 investment performance scenarios stratified based on
10,000 random generated scenarios
Mean investment performance	8.125%
Volatility	18.0%
Mortality	1999 and prior issues – 80.0%, 80.0%, 90.0%, 90.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
2000 and later issues – 60.0%, 60.0%, 75.0%, 75.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
Lapse rates	Vary by contract type and duration; range between 1.0% and 40.0%
Discount rates	6.5%, based on the portfolio earned rate of the general account

The assumptions used for calculating the additional GMIB liability at December 31, 2006, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2006 and 2005, and the paid and incurred amounts by type for the years ended December 31, 2006 and 2005, were as follows:

	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum
	Death	Accumulation/	Income
	Benefit	Withdrawal Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)
Separate account liability
at December 31, 2006	$37,928.5	$4,606.1	$18,036.9
Separate account liability
at December 31, 2005	$30,213.6	$2,536.1	$13,409.0

Additional liability balance:
Balance at January 1, 2005	$66.9	$9.6	$30.7
Incurred guaranteed benefits	64.9	(0.2)	30.2
Paid guaranteed benefits	(19.0)	-	-
Balance at December 31, 2005	112.8	9.4	60.9
Incurred guaranteed benefits	43.4	(16.6)	22.4
Paid guaranteed benefits	(16.5)	-	-
Balance at December 31, 2006	$139.7	$(7.2)	$83.3

The net amount at risk, net of reinsurance, and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2006 and 2005.

	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum
	Death	Accumulation/	Income
	Benefit	Withdrawal Benefit	Benefit
2006	(GMDB)	(GMAB/GMWB)	(GMIB)
Net amount at risk, net of reinsurance	$1,252.7	$27.8	$200.1
Weighted average attained age	62	64	58

2005
Net amount at risk, net of reinsurance	$1,428.7	$42.1	$246.3
Weighted average attained age	62	63	57

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2006 and 2005 was $37.9 billion and $30.3 billion, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

7.	Sales Inducements

During the year ended December 31, 2006, the Company capitalized and amortized $150.0 and $74.1, respectively, of sales inducements. During the year ended December 31, 2005, the Company capitalized and amortized $101.3 and $68.8, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $630.7 and $556.3 as of December 31, 2006 and 2005, respectively.

8.	Income Taxes

Effective January 1, 2005, the Company files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate. For calendar year 2004, the Company filed a stand-alone federal income tax return.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Current tax (benefit) expense:
Federal	$(67.6)	$(156.7)	$4.7
Total current tax (benefit) expense	(67.6)	(156.7)	4.7
Deferred tax expense:
Operations and capital loss carryforwards	151.0	43.6	31.5
Other federal deferred tax	(19.0)	147.3	44.5
Total deferred tax expense	132.0	190.9	76.0
Total income tax expense	$64.4	$34.2	$80.7

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Income before income taxes and cumulative
effect of change in accounting principle	$276.6	$224.1	$173.6
Tax rate	35.0%	35.0%	35.0%
Income tax at federal statutory rate	96.8	78.4	60.8
Tax effect of:
Meals and entertainment	0.6	0.4	0.5
Dividend received deduction	(42.9)	(20.4)	1.3
Investments	-	-	15.0
IRS audit settlements	-	(24.4)	-
Other	9.9	0.2	3.1
Income tax expense	$64.4	$34.2	$80.7

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2006 and 2005, are presented below.

	2006	2005
Deferred tax assets:
Operations and capital loss carryforwards	$-	$97.4
Future policy benefits	734.5	606.5
Goodwill	6.5	7.9
Investments	6.9	20.5
Employee compensation and benefits	31.3	17.8
Unrealized losses on investments	3.8	0.4
Other	9.7	19.0
Total gross assets	792.7	769.5
Deferred tax liabilities:
Deferred policy acquisition cost	(1,018.9)	(864.6)
Value of purchased insurance in force	(34.4)	(38.4)
Other	(1.9)	(2.2)
Total gross liabilities	(1,055.2)	(905.2)
Net deferred income liability	$(262.5)	$(135.7)

Net unrealized capital gains (losses) are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance was established at December 31, 2006 and 2005, as management believed the above conditions did not exist.

The Company had a receivable from ING AIH of $4.6 and a payable of $34.1 to ING AIH at December 31, 2006 and 2005, respectively, for federal income taxes under the intercompany tax sharing agreement.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $14.4 was accumulated in the Policyholder’s Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a return of capital distribution of $170.0, which eliminated the $14.4 balance in the Policyholders’ Surplus Account and, therefore, any potential tax on the accumulated balance.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

In 2005, the Internal Revenue Service ("IRS") completed its examination of the Company's returns for tax years 2000 and 2001. The provision for the year ended December 31, 2005, reflected non-recurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the Company's positions.

The IRS is examining the Company’s income tax returns for tax years 2002 and 2003, with expected completion in 2007. Management is not aware of any adjustments as a result of this examination that would have a material impact on the Company’s financial statements. There are also various state tax audits in progress.

9.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $17.1, $15.9, and $11.4, for the years ended 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plans

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $4.6, $4.2, and $3.5, for the years ended December 31, 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Statements of Operations.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2006, 2005, and 2004, were $1.3, $1.1, and $1.5, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

10.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

▪

Underwriting and distribution agreement with Directed Services LLC (“DSL”) (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, for the variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2006, 2005, and 2004, commission expenses were incurred in the amounts of $418.0, $371.5, and $371.4, respectively.

▪

Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $69.5, $71.8, and $69.8, respectively.

▪

Service agreement with DSL, in which the Company provides managerial and supervisory services to DSL and earns a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2006, 2005, and 2004, revenue for these services was $62.0, $43.0, and $36.4, respectively.

▪

Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $95.4, $82.5, and $65.0, respectively.

▪

Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, expenses related to the agreements were incurred in the amount of $6.1, $5.7, and $5.1, respectively.

▪

Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2006, 2005, and 2004, revenue related to the agreement was $5.8, $2.5, and $1.7, respectively.

▪

ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes the Company’s annuity products. For the years ended December 31, 2006, 2005, and 2004, ING Advisors Network sold new contracts of $1,255.4, $1,082.0, and $1,121.8, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Reinsurance Agreements

Effective May 1, 2005, ING USA entered into a coinsurance agreement with its affiliate, Security Life. Under the terms of the agreement, Security Life assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. In addition, ING USA assigned to Security Life all future premiums received by ING USA attributable to the ceded contract.

Under the terms of the agreement, ING USA ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to Security Life, resulting in a realized capital gain of $47.9 to the Company.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheet. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $23.5 and $14.2 for the years ended December 31, 2006 and 2005, respectively, which is included in Other expenses in the Statements of Operations.

In addition, the Company entered into a 100% coinsurance agreement with Security Life dated January 1, 2000, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after the effective date of the agreement. As of December 31, 2006 and 2005, the value of reserves ceded by the Company under this agreement was $16.0 and $21.0, respectively.

The Company is a party to a Facultative Coinsurance Agreement with Security Life of Denver Insurance Company effective August 20, 1999. Under the terms of the Agreement, the Company facultatively cedes certain GICs and funding agreements to Security Life on a 100% coinsurance basis. As of December 31, 2006 and 2005, respectively, the value of GIC reserves ceded by the Company under this agreement was $2.2 billion and $1.2 billion.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Financing Agreements

The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred interest expense of $1.5, $0.9, and $0.2, for the years ended December 31, 2006, 2005, and 2004, respectively. The Company earned interest income of $4.9, $4.3, and $2.5, for the years ended December 31, 2006, 2005, and 2004, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of Operations. At December 31, 2006, the Company did not have any outstanding receivable from ING AIH under the reciprocal loan agreement. At December 31, 2005, the Company had $45.0 receivable from ING AIH under the reciprocal loan agreement.

Notes with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, Security Life, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8 for each of the years ended December 31, 2006, 2005, and 2004, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, and Security Life of Denver International, Limited, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principle and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $25.4, $25.4, and $0.2, for the years ended December 31, 2006, 2005, and 2004, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Tax Sharing Agreements

Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Derivatives

On December 28, 2005, the Company entered into two interest rate swaps with Security Life to reduce the Company’s exposure to cash flow variability of assets and liabilities. Under the terms of the agreement, the Company pays the quarterly quoted 3-month Libor rate and receives a fixed rate of 4.8% and 4.9% for swaps that mature on December 30, 2010 and 2015, respectively. The notional amount of each swap is $100.0 at December 31, 2006 and 2005. The fair values are $(1.8) and $(0.9) for the December 30, 2010 and 2015 swaps, respectively, at December 31, 2006, and $(0.3) and $(0.2) for the December 30, 2010 and 2015 swaps, respectively, at December 31, 2005.

As of December 31, 2006 and 2005, the Company had call options with a notional amount of $935.4 and $1,151.9, respectively, and market value of $78.6 and $58.5, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

Purchase of Investments

In conjunction with the May 19, 2005 sale of Life Insurance Company of Georgia (“LOG”), an affiliate, the Company purchased assets at fair value from LOG on May 12, 2005. In addition to purchasing $192.6 of investments, ING USA paid $19.7 for a 70.0% equity interest in PFP, and $7.1 for land located at 5780 Powers Ferry Road, Atlanta, Georgia. The limited partnership investment in PFP is accounted for at fair value as an equity method investment and is included in Other investments on the Balance Sheet.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

11.	Financing Agreements

The Company maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2006, 2005, and 2004. At December 31, 2006 and 2005, the Company had no amounts outstanding under the revolving note facility.

The Company also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of the Company borrowing accrues at an annual rate equal to the rate quoted by PNC to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006 and no interest expense for the year ended December 31, 2005. At December 31, 2006 and 2005, the Company had no amounts outstanding under the line-of-credit agreement.

The Company maintains a $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.) (“Svenska”), effective June 2, 2006. Borrowings are guaranteed by ING America Insurance Holdings, Inc. (“ING AIH”), with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006. At December 31, 2006, the Company had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

12.	Reinsurance

At December 31, 2006, the Company had reinsurance treaties with 16 unaffiliated reinsurers and one affiliated reinsurer covering a portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reinsurance ceded in force for life mortality risks were $755.3 and $822.2 at December 31, 2006 and 2005, respectively. Net receivables were comprised of the following at December 31, 2006 and 2005.

	2006	2005
Claims recoverable from reinsurers	$7.2	$5.4
Payable for reinsurance premiums	(2.3)	(1.6)
Reinsured amounts due to reinsurers	(29.9)	(2.4)
Reserve credits	9.1	13.6
Reinsurance ceded	2,265.7	1,352.6
Deposits	2,478.4	2,697.2
Other	30.8	3.3
Total	$4,759.0	$4,068.1

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Deposits ceded under reinsurance	$1,144.3	$722.2	$761.2
Premiums ceded under reinsurance	2.5	3.0	2.3
Reinsurance recoveries	657.6	703.4	61.4

13.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2006, 2005, and 2004, rent expense for leases was $8.3, $8.0, and $7.6, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2007 through 2011 are estimated to be $8.2, $8.0, $8.1, $6.5, and $5.2, respectively, and $29.1, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $537.9, $143.2 of which was with related parties. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $456.1, $77.2 of which was with related parties. During 2006 and 2005, $32.4 and $32.8, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns 3-year credit-linked note arrangements, whereby the Company will reimburse the guaranteed parties upon payment default of the referenced obligation. Upon such default, the Company will reimburse the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2006, the maximum potential future exposure to the Company under the guarantees was $44.5.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

14.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2006, 2005, and 2004.

	2006	2005	2004
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(28.9)	$(6.9)	$451.4
Equity securities, available-for-sale	1.5	1.1	0.5
DAC/VOBA adjustment on
available-for-sale securities	21.1	7.5	(258.6)
Sales inducements adjustment on
available-for-sale securities	1.0	2.5	(6.7)
Other investments	(6.6)	(5.4)	(2.6)
Unrealized capital (losses) gains , before tax	(11.9)	(1.2)	184.0
Deferred income tax asset (liability)	3.8	0.4	(66.4)
Net unrealized capital (losses) gains	(8.1)	(0.8)	117.6
Pension liability, net of tax	(5.1)	(3.9)	(4.9)
Other	1.1	-	-
Accumulated other comprehensive (loss) income	$(12.1)	$(4.7)	$112.7

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(22.0)	$(458.3)	$(66.0)
Equity securities, available-for-sale	0.4	0.6	(4.6)
DAC/VOBA adjustment on
available-for-sale securities	13.6	266.1	(47.9)
Sales inducements adjustment on
available-for-sale securities	(1.5)	9.2	(6.7)
Other investments	(1.2)	(2.8)	11.2
Unrealized capital gains (losses), before tax	(10.7)	(185.2)	(114.0)
Deferred income tax asset (liability)	3.4	66.8	43.5
Net change in unrealized capital gains (losses)	$(7.3)	$(118.4)	$(70.5)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2006	2005	2004
Net unrealized capital holding (losses) gains
arising during the year (1)	$(49.5)	$(69.2)	$(26.8)
Less: reclassification adjustment for (losses) gains
and other items included in Net income (2)	(42.2)	49.2	43.7
Net change in unrealized capital (losses) gains
on securities	$(7.3)	$(118.4)	$(70.5)

(1)	Pretax unrealized capital holding gains (losses) arising during the year were $(72.6), $(108.3), and $(41.2), for the years ended December 31, 2006, 2005, and 2004, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(61.9), $76.9, and $67.2, for the years ended December 31, 2006, 2005, and 2004, respectively.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2006	First	Second	Third	Fourth

Total revenue	$425.1	$502.2	$535.6	$562.8
Income before income taxes	54.1	54.2	75.6	92.7
Income tax expense	13.5	13.0	2.1	35.8
Net income	$40.6	$41.2	$73.5	$56.9

2005	First	Second	Third	Fourth

Total revenue	$462.4	$499.5	$460.8	$444.7
Income before income taxes	38.4	88.3	67.4	30.0
Income tax expense (benefit)	12.2	27.5	(12.9)	7.4
Net income	$26.2	$60.8	$80.3	$22.6

FINANCIAL STATEMENTS

ING USA Annuity and Life Insurance Company Separate Account B

Year ended December 31, 2006 with Report of Independent Registered Public Accounting Firm

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ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Financial Statements Year ended December 31, 2006

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) as of December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A
Columbia Federal Securities Fund, Variable Series - Class A
Columbia Large Cap Growth Fund, Variable Series - Class A
Columbia Small Company Growth Fund, Variable
Series - Class A
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
Mutual Shares Securities Fund - Class 2
ING GET Fund:
ING GET Fund - Series N
ING GET Fund - Series P
ING GET Fund - Series Q
ING GET Fund - Series R
ING GET Fund - Series S
ING GET Fund - Series T
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth
Portfolio - Service 2 Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service 2 Class
ING Capital Guardian Small/Mid Cap
Portfolio - Service Class
ING Capital Guardian Small/Mid Cap
Portfolio - Service 2 Class
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING Capital Guardian U.S. Equities
Portfolio - Service 2 Class

ING Investors Trust (continued):
ING Eagle Asset Capital Appreciation Portfolio - Service Class
ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class
ING EquitiesPlus Portfolio - Service Class
ING EquitiesPlus Portfolio - Service 2 Class
ING Evergreen Health Sciences Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class
ING Evergreen Omega Portfolio - Service 2 Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
ING FMRSM Large Cap Growth Portfolio - Service Class
ING FMRSM Large Cap Growth Portfolio - Service 2 Class
ING FMRSM Mid Cap Growth Portfolio - Service Class
ING FMRSM Mid Cap Growth Portfolio - Service 2 Class
ING Franklin Income Portfolio - Service Class
ING Franklin Income Portfolio - Service 2 Class
ING Global Real Estate Portfolio - Service Class
ING Global Real Estate Portfolio - Service 2 Class
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Global Technology Portfolio - Service Class
ING Global Technology Portfolio - Service 2 Class
ING International Portfolio - Service Class
ING International Portfolio - Service 2 Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service 2 Class
ING Julius Baer Foreign Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service 2 Class
ING Legg Mason Partners All Cap Portfolio - Service Class
ING Legg Mason Partners All Cap Portfolio - Service 2 Class
ING Legg Mason Value Portfolio - Service Class
ING Legg Mason Value Portfolio - Service 2 Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service 2 Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service 2 Class

ING Investors Trust (continued):
ING LifeStyle Moderate Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service 2 Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Liquid Assets Portfolio - Service 2 Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service 2 Class
ING MarketPro Portfolio - Service Class
ING MarketPro Portfolio - Service 2 Class
ING MarketStyle Growth Portfolio - Service Class
ING MarketStyle Moderate Growth Portfolio - Service Class
ING MarketStyle Moderate Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class
ING Marsico International Opportunities
Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING Oppenheimer Main Street Portfolio® - Service 2 Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO Core Bond Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
ING T. Rowe Price Capital Appreciation
Portfolio - Service 2 Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
ING Templeton Global Growth Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service 2 Class
ING UBS U.S. Allocation Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service 2 Class
ING Van Kampen Equity Growth Portfolio - Service Class
ING Van Kampen Equity Growth Portfolio - Service 2 Class
ING Van Kampen Global Franchise Portfolio - Service Class
ING Van Kampen Global Franchise
Portfolio - Service 2 Class
ING Van Kampen Growth and Income
Portfolio - Service Class
ING Van Kampen Growth and Income
Portfolio - Service 2 Class
ING Van Kampen Real Estate Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service 2 Class
ING VP Index Plus International Equity
Portfolio - Service Class
ING VP Index Plus International Equity
Portfolio - Service 2 Class
ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
ING Wells Fargo Mid Cap Disciplined
Portfolio - Service 2 Class
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined
Portfolio - Service 2 Class

ING Mutual Funds:
ING Diversified International Fund - Class R
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Service Class
ING American Century Select Portfolio - Initial Class
ING American Century Select Portfolio - Service Class
ING American Century Small-Mid Cap Value
Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service Class
ING Columbia Small Cap Value II Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class
ING Fundamental Research Portfolio - Service Class
ING Goldman Sachs® Capital Growth Portfolio - Service Class
ING JPMorgan International Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Neuberger Berman Regency Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Service Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Templeton Foreign Equity Portfolio - Service Class
ING Thornburg Value Portfolio - Initial Class
ING Thornburg Value Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S
ING VP Strategic Allocation Growth Portfolio - Class S
ING VP Strategic Allocation Moderate Portfolio - Class S
ING Variable Funds:
ING VP Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11

ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S
ING VP Growth Portfolio - Class S
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP International Equity Portfolio - Class S
ING VP Small Company Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S
ING VP Financial Services Portfolio - Class S
ING VP International Value Portfolio - Class S
ING VP LargeCap Growth Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Appreciation Portfolio
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable International All Cap Growth
Portfolio
Legg Mason Partners Variable Large Cap Value Portfolio
Legg Mason Partners Variable Money Market Portfolio

Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series - Class B
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
PIMCO StocksPLUS® Growth and Income
Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
Pioneer Small Cap Value VCT Portfolio - Class II
Pioneer Small Company VCT Portfolio - Class II
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
ProFund VP Small-Cap
Putnam Variable Trust:
Putnam VT International Growth and Income
Fund - Class IB Shares
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage Large Company Growth Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Small Cap Growth Fund
Wells Fargo Advantage Total Return Bond Fund

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance Company Separate Account B at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 23, 2007

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

			Columbia	Columbia	Columbia Small
		Columbia Asset	Federal	Large Cap	Company
	AIM V.I.	Allocation	Securities	Growth Fund,	Growth Fund,
	Leisure Fund -	Fund, Variable	Fund, Variable	Variable Series	Variable Series
	Series I Shares	Series - Class A	Series - Class A	- Class A	- Class A

Assets
Investments in mutual funds
at fair value	$ 52,429	$ 540	$ 81	$ 547	$ 82
Total assets	52,429	540	81	547	82

Liabilities
Payable to related parties	12	-	-	-	-
Total liabilities	12	-	-	-	-
Net assets	$ 52,417	$ 540	$ 81	$ 547	$ 82

Net assets
Accumulation units	$ 52,417	$ 540	$ 81	$ 547	$ 82
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 52,417	$ 540	$ 81	$ 547	$ 82

Total number of mutual fund shares	3,793,734	34,117	7,759	20,132	6,455

Cost of mutual fund shares	$ 43,739	$ 404	$ 85	$ 481	$ 56

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Equity-Income	Contrafund®	Cap Value	Mutual Shares
	Portfolio -	Portfolio -	Securities Fund	Securities Fund	ING GET Fund
	Service Class 2	Service Class 2	- Class 2	- Class 2	- Series Q

Assets
Investments in mutual funds
at fair value	$ 376,102	$ 561,360	$ 5,564	$ 77,160	$ 63,588
Total assets	376,102	561,360	5,564	77,160	63,588

Liabilities
Payable to related parties	79	109	1	14	21
Total liabilities	79	109	1	14	21
Net assets	$ 376,023	$ 561,251	$ 5,563	$ 77,146	$ 63,567

Net assets
Accumulation units	$ 376,023	$ 561,251	$ 5,563	$ 77,146	$ 63,567
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 376,023	$ 561,251	$ 5,563	$ 77,146	$ 63,567

Total number of mutual fund shares	14,538,146	18,044,367	296,132	3,769,403	6,209,731

Cost of mutual fund shares	$ 339,743	$ 543,929	$ 5,080	$ 72,061	$ 62,264

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series R	- Series S	- Series T	- Series U	- Series V

Assets
Investments in mutual funds
at fair value	$ 69,924	$ 77,227	$ 81,524	$ 85,091	$ 118,845

Total assets	69,924	77,227	81,524	85,091	118,845

Liabilities
Payable to related parties	23	19	15	30	43

Total liabilities	23	19	15	30	43

Net assets	$ 69,901	$ 77,208	$ 81,509	$ 85,061	$ 118,802

Net assets
Accumulation units	$ 69,901	$ 77,208	$ 81,509	$ 85,061	$ 118,802
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 69,901	$ 77,208	$ 81,509	$ 85,061	$ 118,802

Total number of mutual fund shares	6,828,536	7,447,148	8,055,759	8,466,797	11,801,927

Cost of mutual fund shares	$ 68,399	$ 74,578	$ 80,567	$ 84,192	$ 117,837

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING	ING
	AllianceBernstein	AllianceBernstein		ING American ING American
	Mid Cap Growth	Mid Cap Growth	ING American	Funds Growth-	Funds
	Portfolio - Service	Portfolio - Service 2	Funds Growth	Income	International
	Class	Class	Portfolio	Portfolio	Portfolio

Assets
Investments in mutual funds
at fair value	$ 423,574	$ 18,811	$ 1,979,436	$ 1,374,398	$ 1,078,529

Total assets	423,574	18,811	1,979,436	1,374,398	1,078,529

Liabilities
Payable to related parties	116	4	417	280	220

Total liabilities	116	4	417	280	220

Net assets	$ 423,458	$ 18,807	$ 1,979,019	$ 1,374,118	$ 1,078,309

Net assets
Accumulation units	$ 423,458	$ 18,807	$ 1,979,019	$ 1,374,118	$ 1,078,309
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 423,458	$ 18,807	$ 1,979,019	$ 1,374,118	$ 1,078,309

Total number of mutual fund shares	25,004,351	1,118,344	30,789,177	31,307,478	47,807,123

Cost of mutual fund shares	$ 359,191	$ 18,478	$ 1,564,733	$ 1,126,574	$ 809,048

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING BlackRock		ING BlackRock	ING Capital	ING Capital
	Large Cap	ING BlackRock	Large Cap	Guardian	Guardian
	Growth	Large Cap	Value Portfolio	Small/Mid Cap	Small/Mid Cap
	Portfolio -	Value Portfolio	- Service 2	Portfolio -	Portfolio -
	Service Class	- Service Class	Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 145,558	$ 70,554	$ 4,560	$ 417,719	$ 9,397
Total assets	145,558	70,554	4,560	417,719	9,397

Liabilities
Payable to related parties	35	15	1	116	2
Total liabilities	35	15	1	116	2
Net assets	$ 145,523	$ 70,539	$ 4,559	$ 417,603	$ 9,395

Net assets
Accumulation units	$ 145,523	$ 70,539	$ 4,559	$ 417,595	$ 9,395
Contracts in payout (annuitization)	-	-	-	8	-
Total net assets	$ 145,523	$ 70,539	$ 4,559	$ 417,603	$ 9,395

Total number of mutual fund shares	12,602,464	5,079,500	329,946	31,935,697	721,747

Cost of mutual fund shares	$ 137,422	$ 62,042	$ 3,957	$ 294,072	$ 7,875

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Capital	ING Capital
	Guardian U.S.	Guardian U.S.	ING	ING	ING Evergreen
	Equities	Equities	EquitiesPlus	EquitiesPlus	Health Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 561,446	$ 11,101	$ 126,464	$ 33	$ 192,270
Total assets	561,446	11,101	126,464	33	192,270

Liabilities
Payable to related parties	132	2	37	-	44
Total liabilities	132	2	37	-	44
Net assets	$ 561,314	$ 11,099	$ 126,427	$ 33	$ 192,226

Net assets
Accumulation units	$ 561,314	$ 11,099	$ 126,427	$ 33	$ 192,226
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 561,314	$ 11,099	$ 126,427	$ 33	$ 192,226

Total number of mutual fund shares	45,059,843	893,057	11,655,669	3,036	15,798,703

Cost of mutual fund shares	$ 431,224	$ 9,300	$ 116,596	$ 30	$ 168,408

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

					ING FMRSM
	ING Evergreen	ING Evergreen	ING FMRSM	ING FMRSM	Large Cap
	Omega	Omega	Diversified Mid Diversified Mid		Growth
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 10,534	$ 1,331	$ 627,233	$ 36,098	$ 185,069
Total assets	10,534	1,331	627,233	36,098	185,069

Liabilities
Payable to related parties	2	-	154	8	44
Total liabilities	2	-	154	8	44
Net assets	$ 10,532	$ 1,331	$ 627,079	$ 36,090	$ 185,025

Net assets
Accumulation units	$ 10,532	$ 1,331	$ 627,050	$ 36,090	$ 185,025
Contracts in payout (annuitization)	-	-	29	-	-
Total net assets	$ 10,532	$ 1,331	$ 627,079	$ 36,090	$ 185,025

Total number of mutual fund shares	910,428	115,520	46,878,413	2,710,062	17,057,058

Cost of mutual fund shares	$ 10,088	$ 1,219	$ 564,916	$ 33,756	$ 184,743

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING FMRSM	ING FMRSM
	Mid Cap	Mid Cap	ING Franklin	ING Franklin	ING Global
	Growth	Growth	Income	Income	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 473,682	$ 19,722	$ 156,720	$ 2,917	$ 76,128
Total assets	473,682	19,722	156,720	2,917	76,128

Liabilities
Payable to related parties	151	4	27	1	15
Total liabilities	151	4	27	1	15
Net assets	$ 473,531	$ 19,718	$ 156,693	$ 2,916	$ 76,113

Net assets
Accumulation units	$ 473,500	$ 19,718	$ 156,693	$ 2,916	$ 76,113
Contracts in payout (annuitization)	31	-	-	-	-
Total net assets	$ 473,531	$ 19,718	$ 156,693	$ 2,916	$ 76,113

Total number of mutual fund shares	37,803,818	1,582,809	14,208,546	264,707	5,676,937

Cost of mutual fund shares	$ 322,252	$ 16,951	$ 147,870	$ 2,726	$ 68,911

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Global	ING Global	ING Global	ING Global	ING Global
	Real Estate	Resources	Resources	Technology	Technology
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 1,807	$ 529,927	$ 31,788	$ 80,376	$ 6,831
Total assets	1,807	529,927	31,788	80,376	6,831

Liabilities
Payable to related parties	-	118	7	19	2
Total liabilities	-	118	7	19	2
Net assets	$ 1,807	$ 529,809	$ 31,781	$ 80,357	$ 6,829

Net assets
Accumulation units	$ 1,807	$ 529,777	$ 31,781	$ 80,357	$ 6,829
Contracts in payout (annuitization)	-	32	-	-	-
Total net assets	$ 1,807	$ 529,809	$ 31,781	$ 80,357	$ 6,829

Total number of mutual fund shares	134,348	24,375,688	1,469,645	11,352,559	970,262

Cost of mutual fund shares	$ 1,637	$ 457,850	$ 26,268	$ 78,619	$ 6,720

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING JPMorgan
	ING	ING	ING Janus	ING Janus	Emerging
	International	International	Contrarian	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Adviser Class

Assets
Investments in mutual funds
at fair value	$ 155,985	$ 10,451	$ 149,700	$ 7,235	$ 35,284
Total assets	155,985	10,451	149,700	7,235	35,284

Liabilities
Payable to related parties	41	2	34	1	7
Total liabilities	41	2	34	1	7
Net assets	$ 155,944	$ 10,449	$ 149,666	$ 7,234	$ 35,277

Net assets
Accumulation units	$ 155,944	$ 10,449	$ 149,666	$ 7,234	$ 35,277
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 155,944	$ 10,449	$ 149,666	$ 7,234	$ 35,277

Total number of mutual fund shares	14,523,762	976,716	10,046,970	488,554	1,814,090

Cost of mutual fund shares	$ 131,321	$ 8,915	$ 120,258	$ 5,831	$ 23,266

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING JPMorgan		ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	ING JPMorgan Small Cap Core		Value	Value
	Markets Equity	Small Cap Core	Equity Portfolio	Opportunities	Opportunities
	Portfolio -	Equity Portfolio	- Service 2	Portfolio -	Portfolio -
	Service Class	- Service Class	Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 502,880	$ 239,532	$ 54,113	$ 69,959	$ 1,710
Total assets	502,880	239,532	54,113	69,959	1,710

Liabilities
Payable to related parties	113	49	11	13	-
Total liabilities	113	49	11	13	-
Net assets	$ 502,767	$ 239,483	$ 54,102	$ 69,946	$ 1,710

Net assets
Accumulation units	$ 502,740	$ 239,483	$ 54,102	$ 69,946	$ 1,710
Contracts in payout (annuitization)	27	-	-	-	-
Total net assets	$ 502,767	$ 239,483	$ 54,102	$ 69,946	$ 1,710

Total number of mutual fund shares	25,683,352	16,832,880	3,829,671	5,512,951	135,406

Cost of mutual fund shares	$ 347,427	$ 210,116	$ 44,990	$ 61,287	$ 1,496

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

			ING Legg	ING Legg
	ING Julius	ING Julius	Mason Partners	Mason Partners	ING Legg
	Baer Foreign	Baer Foreign	All Cap	All Cap	Mason Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 630,748	$ 64,482	$ 370,166	$ 26,461	$ 419,814
Total assets	630,748	64,482	370,166	26,461	419,814

Liabilities
Payable to related parties	130	13	93	5	94
Total liabilities	130	13	93	5	94
Net assets	$ 630,618	$ 64,469	$ 370,073	$ 26,456	$ 419,720

Net assets
Accumulation units	$ 630,618	$ 64,469	$ 370,073	$ 26,456	$ 419,720
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 630,618	$ 64,469	$ 370,073	$ 26,456	$ 419,720

Total number of mutual fund shares	37,388,727	3,831,361	23,943,468	1,722,720	37,283,687

Cost of mutual fund shares	$ 478,942	$ 47,819	$ 256,259	$ 21,137	$ 330,969

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

		ING LifeStyle	ING LifeStyle
	ING Legg	Aggressive	Aggressive	ING LifeStyle	ING LifeStyle
	Mason Value	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 29,995	$ 1,135,862	$ 2,530	$ 2,719,588	$ 8,292
Total assets	29,995	1,135,862	2,530	2,719,588	8,292

Liabilities
Payable to related parties	6	298	1	266	1
Total liabilities	6	298	1	266	1
Net assets	$ 29,989	$ 1,135,564	$ 2,529	$ 2,719,322	$ 8,291

Net assets
Accumulation units	$ 29,989	$ 1,135,564	$ 2,529	$ 2,719,322	$ 8,291
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 29,989	$ 1,135,564	$ 2,529	$ 2,719,322	$ 8,291

Total number of mutual fund shares	2,675,735	80,672,003	179,840	202,199,870	616,967

Cost of mutual fund shares	$ 25,717	$ 944,516	$ 2,346	$ 2,350,733	$ 7,800

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING LifeStyle	ING LifeStyle
	Moderate	Moderate	ING LifeStyle	ING LifeStyle	ING Limited
	Growth	Growth	Moderate	Moderate	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,131,854	$ 5,181	$ 903,858	$ 7,719	$ 216,348
Total assets	2,131,854	5,181	903,858	7,719	216,348

Liabilities
Payable to related parties	448	1	181	1	57
Total liabilities	448	1	181	1	57
Net assets	$ 2,131,406	$ 5,180	$ 903,677	$ 7,718	$ 216,291

Net assets
Accumulation units	$ 2,131,406	$ 5,180	$ 903,677	$ 7,718	$ 216,260
Contracts in payout (annuitization)	-	-	-	-	31
Total net assets	$ 2,131,406	$ 5,180	$ 903,677	$ 7,718	$ 216,291

Total number of mutual fund shares	166,551,106	404,796	73,127,646	625,060	20,162,906

Cost of mutual fund shares	$ 1,873,201	$ 4,915	$ 818,605	$ 7,285	$ 229,961

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

			ING Lord	ING Lord
		ING Liquid	Abbett	Abbett
	ING Liquid	Assets Portfolio	Affiliated	Affiliated	ING MarketPro
	Assets Portfolio	- Service 2	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 710,281	$ 15,433	$ 155,687	$ 3,686	$ 30,238
Total assets	710,281	15,433	155,687	3,686	30,238

Liabilities
Payable to related parties	164	3	35	1	5
Total liabilities	164	3	35	1	5
Net assets	$ 710,117	$ 15,430	$ 155,652	$ 3,685	$ 30,233

Net assets
Accumulation units	$ 710,108	$ 15,430	$ 155,652	$ 3,685	$ 30,233
Contracts in payout (annuitization)	9	-	-	-	-
Total net assets	$ 710,117	$ 15,430	$ 155,652	$ 3,685	$ 30,233

Total number of mutual fund shares	710,280,634	15,432,588	12,287,860	292,344	2,671,225

Cost of mutual fund shares	$ 710,281	$ 15,433	$ 126,004	$ 3,313	$ 28,478

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING
		ING	MarketStyle	ING
		MarketStyle	Moderate	MarketStyle	ING Marsico
	ING MarketPro	Growth	Growth	Moderate	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 8,729	$ 8,494	$ 8,710	$ 2,112	$ 732,493
Total assets	8,729	8,494	8,710	2,112	732,493

Liabilities
Payable to related parties	2	2	2	-	228
Total liabilities	2	2	2	-	228
Net assets	$ 8,727	$ 8,492	$ 8,708	$ 2,112	$ 732,265

Net assets
Accumulation units	$ 8,727	$ 8,492	$ 8,708	$ 2,112	$ 732,265
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 8,727	$ 8,492	$ 8,708	$ 2,112	$ 732,265

Total number of mutual fund shares	777,329	731,020	764,012	189,059	44,179,294

Cost of mutual fund shares	$ 8,242	$ 7,761	$ 7,947	$ 1,937	$ 477,653

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING Marsico
	ING Marsico	International	ING MFS Total	ING MFS Total	ING MFS
	Growth	Opportunities	Return	Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 24,789	$ 179,258	$ 1,228,071	$ 52,797	$ 265,042
Total assets	24,789	179,258	1,228,071	52,797	265,042

Liabilities
Payable to related parties	5	38	301	10	60
Total liabilities	5	38	301	10	60
Net assets	$ 24,784	$ 179,220	$ 1,227,770	$ 52,787	$ 264,982

Net assets
Accumulation units	$ 24,784	$ 179,220	$ 1,227,770	$ 52,787	$ 264,982
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 24,784	$ 179,220	$ 1,227,770	$ 52,787	$ 264,982

Total number of mutual fund shares	1,504,186	11,731,548	64,635,301	2,797,925	18,203,440

Cost of mutual fund shares	$ 20,655	$ 142,649	$ 1,071,159	$ 49,454	$ 218,103

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO	ING PIMCO
	Main Street	Main Street	Core Bond	Core Bond	High Yield
	Portfolio® -	Portfolio® -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 435,817	$ 5,159	$ 629,295	$ 41,978	$ 649,678
Total assets	435,817	5,159	629,295	41,978	649,678

Liabilities
Payable to related parties	129	1	136	8	476
Total liabilities	129	1	136	8	476
Net assets	$ 435,688	$ 5,158	$ 629,159	$ 41,970	$ 649,202

Net assets
Accumulation units	$ 435,688	$ 5,158	$ 629,159	$ 41,970	$ 649,202
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 435,688	$ 5,158	$ 629,159	$ 41,970	$ 649,202

Total number of mutual fund shares	21,977,647	261,336	57,786,484	3,868,936	62,953,333

Cost of mutual fund shares	$ 281,273	$ 4,098	$ 619,755	$ 41,779	$ 638,416

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
		ING Pioneer	Price Capital	Price Capital	Price Equity
	ING Pioneer	Mid Cap Value	Appreciation	Appreciation	Income
	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 98,296	$ 627,803	$ 2,588,121	$ 115,629	$ 1,025,726
Total assets	98,296	627,803	2,588,121	115,629	1,025,726

Liabilities
Payable to related parties	21	141	598	22	238
Total liabilities	21	141	598	22	238
Net assets	$ 98,275	$ 627,662	$ 2,587,523	$ 115,607	$ 1,025,488

Net assets
Accumulation units	$ 98,275	$ 627,662	$ 2,587,018	$ 115,607	$ 1,025,146
Contracts in payout (annuitization)	-	-	505	-	342
Total net assets	$ 98,275	$ 627,662	$ 2,587,523	$ 115,607	$ 1,025,488

Total number of mutual fund shares	7,625,722	51,040,919	97,261,207	4,369,956	66,218,608

Cost of mutual fund shares	$ 83,566	$ 547,087	$ 1,985,163	$ 100,862	$ 785,907

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING T. Rowe
	Price Equity	ING Templeton	ING Templeton	ING UBS U.S.	ING UBS U.S.
	Income	Global Growth Global Growth		Allocation	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 36,452	$ 466,271	$ 8,480	$ 103,747	$ 5,334
Total assets	36,452	466,271	8,480	103,747	5,334

Liabilities
Payable to related parties	8	104	1	24	1
Total liabilities	8	104	1	24	1
Net assets	$ 36,444	$ 466,167	$ 8,479	$ 103,723	$ 5,333

Net assets
Accumulation units	$ 36,444	$ 466,094	$ 8,479	$ 103,723	$ 5,333
Contracts in payout (annuitization)	-	73	-	-	-
Total net assets	$ 36,444	$ 466,167	$ 8,479	$ 103,723	$ 5,333

Total number of mutual fund shares	2,366,998	32,178,788	589,275	9,457,365	488,491

Cost of mutual fund shares	$ 30,656	$ 340,803	$ 7,144	$ 83,182	$ 4,551

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

					ING Van
	ING Van	ING Van	ING Van	ING Van	Kampen
	Kampen Equity	Kampen Equity	Kampen Global	Kampen Global	Growth and
	Growth	Growth	Franchise	Franchise	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 56,371	$ 13,408	$ 308,244	$ 84,064	$ 851,605
Total assets	56,371	13,408	308,244	84,064	851,605

Liabilities
Payable to related parties	14	3	66	18	220
Total liabilities	14	3	66	18	220
Net assets	$ 56,357	$ 13,405	$ 308,178	$ 84,046	$ 851,385

Net assets
Accumulation units	$ 56,357	$ 13,405	$ 308,178	$ 84,046	$ 851,311
Contracts in payout (annuitization)	-	-	-	-	74
Total net assets	$ 56,357	$ 13,405	$ 308,178	$ 84,046	$ 851,385

Total number of mutual fund shares	4,745,000	1,133,368	19,362,050	5,303,709	30,123,990

Cost of mutual fund shares	$ 50,861	$ 11,362	$ 251,032	$ 64,859	$ 697,164

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Van				ING VP Index
	Kampen		ING Van	ING VP Index	Plus
	Growth and	ING Van	Kampen Real	Plus	International
	Income	Kampen Real Estate Portfolio		International	Equity Portfolio
	Portfolio -	Estate Portfolio	- Service 2	Equity Portfolio	- Service 2
	Service 2 Class	- Service Class	Class	- Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 80,610	$ 970,636	$ 40,989	$ 32,578	$ 688
Total assets	80,610	970,636	40,989	32,578	688

Liabilities
Payable to related parties	16	234	8	6	-
Total liabilities	16	234	8	6	-
Net assets	$ 80,594	$ 970,402	$ 40,981	$ 32,572	$ 688

Net assets
Accumulation units	$ 80,594	$ 970,297	$ 40,981	$ 32,572	$ 688
Contracts in payout (annuitization)	-	105	-	-	-
Total net assets	$ 80,594	$ 970,402	$ 40,981	$ 32,572	$ 688

Total number of mutual fund shares	2,865,637	24,958,503	1,058,049	2,488,774	52,396

Cost of mutual fund shares	$ 67,315	$ 597,049	$ 27,774	$ 30,848	$ 636

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Wells	ING Wells	ING Wells	ING Wells
	Fargo Mid Cap	Fargo Mid Cap	Fargo Small	Fargo Small
	Disciplined	Disciplined	Cap Disciplined Cap Disciplined ING Diversified
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	International
	Service Class	Service 2 Class	Service Class	Service 2 Class	Fund - Class R

Assets
Investments in mutual funds
at fair value	$ 275,350	$ 4,738	$ 24,619	$ 1,313	$ 76
Total assets	275,350	4,738	24,619	1,313	76

Liabilities
Payable to related parties	82	1	5	-	-
Total liabilities	82	1	5	-	-
Net assets	$ 275,268	$ 4,737	$ 24,614	$ 1,313	$ 76

Net assets
Accumulation units	$ 275,138	$ 4,737	$ 24,614	$ 1,313	$ 76
Contracts in payout (annuitization)	130	-	-	-	-
Total net assets	$ 275,268	$ 4,737	$ 24,614	$ 1,313	$ 76

Total number of mutual fund shares	15,503,964	268,123	2,161,497	115,393	6,219

Cost of mutual fund shares	$ 170,228	$ 3,712	$ 23,632	$ 1,251	$ 76

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING American			ING American	ING Baron
	Century Large	ING American	ING American	Century Small-	Small Cap
	Company Value	Century Select	Century Select	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 775	$ 388	$ 174	$ 611	$ 147,912
Total assets	775	388	174	611	147,912

Liabilities
Payable to related parties	-	-	-	-	14
Total liabilities	-	-	-	-	14
Net assets	$ 775	$ 388	$ 174	$ 611	$ 147,898

Net assets
Accumulation units	$ 775	$ 388	$ 174	$ 611	$ 147,898
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 775	$ 388	$ 174	$ 611	$ 147,898

Total number of mutual fund shares	48,317	42,399	19,107	45,245	8,069,389

Cost of mutual fund shares	$ 683	$ 366	$ 172	$ 552	$ 135,345

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING Columbia		ING	ING	ING Goldman
	Small Cap	ING Davis	Fundamental	Fundamental	Sachs® Capital
	Value II	Venture Value	Research	Research	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 71,524	$ 92,129	$ 357	$ 994	$ 52
Total assets	71,524	92,129	357	994	52

Liabilities
Payable to related parties	13	17	-	-	-
Total liabilities	13	17	-	-	-
Net assets	$ 71,511	$ 92,112	$ 357	$ 994	$ 52

Net assets
Accumulation units	$ 71,511	$ 92,112	$ 357	$ 994	$ 52
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 71,511	$ 92,112	$ 357	$ 994	$ 52

Total number of mutual fund shares	7,046,653	4,676,610	35,555	99,111	4,216

Cost of mutual fund shares	$ 67,395	$ 88,073	$ 344	$ 913	$ 49

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING Legg
			Mason Partners	ING Neuberger	ING Neuberger
	ING JPMorgan ING JPMorgan		Aggressive	Berman	Berman
	International	Mid Cap Value	Growth	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 151,993	$ 25,833	$ 166,884	$ 174,845	$ 3,113
Total assets	151,993	25,833	166,884	174,845	3,113

Liabilities
Payable to related parties	32	4	39	45	1
Total liabilities	32	4	39	45	1
Net assets	$ 151,961	$ 25,829	$ 166,845	$ 174,800	$ 3,112

Net assets
Accumulation units	$ 151,961	$ 25,829	$ 166,845	$ 174,800	$ 3,112
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 151,961	$ 25,829	$ 166,845	$ 174,800	$ 3,112

Total number of mutual fund shares	9,359,186	1,597,591	3,441,621	16,040,795	292,284

Cost of mutual fund shares	$ 125,459	$ 21,751	$ 133,619	$ 175,920	$ 2,945

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING
Oppenheimer
	ING OpCap	ING	ING	Strategic	ING PIMCO
	Balanced Value Oppenheimer		Oppenheimer	Income	Total Return
	Portfolio -	Global Portfolio	Global Portfolio	Portfolio -	Portfolio -
	Service Class	- Initial Class	- Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 731	$ 16,937	$ 108,819	$ 4,165	$ 2,982
Total assets	731	16,937	108,819	4,165	2,982

Liabilities
Payable to related parties	-	3	21	-	-
Total liabilities	-	3	21	-	-
Net assets	$ 731	$ 16,934	$ 108,798	$ 4,165	$ 2,982

Net assets
Accumulation units	$ 731	$ 16,934	$ 108,798	$ 4,165	$ 2,982
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 731	$ 16,934	$ 108,798	$ 4,165	$ 2,982

Total number of mutual fund shares	48,650	1,015,418	6,671,906	385,632	268,443

Cost of mutual fund shares	$ 652	$ 12,367	$ 96,303	$ 3,903	$ 2,927

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 3,262	$ 2,527	$ 1,583	$ 312	$ 566
Total assets	3,262	2,527	1,583	312	566

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 3,262	$ 2,527	$ 1,583	$ 312	$ 566

Net assets
Accumulation units	$ 3,262	$ 2,527	$ 1,583	$ 312	$ 566
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,262	$ 2,527	$ 1,583	$ 312	$ 566

Total number of mutual fund shares	274,157	204,794	124,554	23,867	50,878

Cost of mutual fund shares	$ 3,094	$ 2,433	$ 1,466	$ 294	$ 541

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING T. Rowe
Price
	Diversified Mid	ING T. Rowe	ING Templeton
	Cap Growth	Price Growth	Foreign Equity	ING Thornburg	ING Thornburg
	Portfolio -	Equity Portfolio	Portfolio -	Value Portfolio	Value Portfolio
	Service Class	- Service Class	Service Class	- Initial Class	- Service Class

Assets
Investments in mutual funds
at fair value	$ 2,030	$ 4,288	$ 25,230	$ 3,325	$ 6,795
Total assets	2,030	4,288	25,230	3,325	6,795

Liabilities
Payable to related parties	-	-	4	1	1
Total liabilities	-	-	4	1	1
Net assets	$ 2,030	$ 4,288	$ 25,226	$ 3,324	$ 6,794

Net assets
Accumulation units	$ 2,030	$ 4,288	$ 25,226	$ 3,324	$ 6,794
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,030	$ 4,288	$ 25,226	$ 3,324	$ 6,794

Total number of mutual fund shares	223,093	72,872	2,100,778	104,411	214,495

Cost of mutual fund shares	$ 1,884	$ 3,578	$ 23,232	$ 2,548	$ 6,579

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING Van	ING Van	ING Van
	Large Cap	Small Cap	Kampen	Kampen Equity	Kampen Equity
	Equity	Growth	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 22,613	$ 5,005	$ 219,367	$ 3,918	$ 61,403
Total assets	22,613	5,005	219,367	3,918	61,403

Liabilities
Payable to related parties	2	1	43	5	6
Total liabilities	2	1	43	5	6
Net assets	$ 22,611	$ 5,004	$ 219,324	$ 3,913	$ 61,397

Net assets
Accumulation units	$ 22,611	$ 5,004	$ 219,324	$ 3,913	$ 61,397
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 22,611	$ 5,004	$ 219,324	$ 3,913	$ 61,397

Total number of mutual fund shares	2,163,909	515,943	16,493,739	101,844	1,605,735

Cost of mutual fund shares	$ 21,031	$ 5,084	$ 190,345	$ 3,388	$ 57,576

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Conservative	Growth	Moderate	Income	ING GET U.S.
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Core Portfolio -
	S	S	S	S	Series 1

Assets
Investments in mutual funds
at fair value	$ 717	$ 308	$ 693	$ 4,758	$ 91,400
Total assets	717	308	693	4,758	91,400

Liabilities
Payable to related parties	-	-	-	-	24
Total liabilities	-	-	-	-	24
Net assets	$ 717	$ 308	$ 693	$ 4,758	$ 91,376

Net assets
Accumulation units	$ 717	$ 308	$ 693	$ 4,758	$ 91,376
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 717	$ 308	$ 693	$ 4,758	$ 91,376

Total number of mutual fund shares	53,076	18,136	45,389	204,190	8,788,431

Cost of mutual fund shares	$ 690	$ 287	$ 656	$ 4,216	$ 87,767

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 2	Series 3	Series 4	Series 5	Series 6

Assets
Investments in mutual funds
at fair value	$ 64,571	$ 68,441	$ 49,977	$ 28,671	$ 30,419
Total assets	64,571	68,441	49,977	28,671	30,419

Liabilities
Payable to related parties	12	21	16	7	7
Total liabilities	12	21	16	7	7
Net assets	$ 64,559	$ 68,420	$ 49,961	$ 28,664	$ 30,412

Net assets
Accumulation units	$ 64,559	$ 68,420	$ 49,961	$ 28,664	$ 30,412
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 64,559	$ 68,420	$ 49,961	$ 28,664	$ 30,412

Total number of mutual fund shares	6,287,313	6,619,055	4,657,716	2,604,085	2,745,369

Cost of mutual fund shares	$ 62,767	$ 66,180	$ 46,663	$ 26,132	$ 27,541

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11

Assets
Investments in mutual funds
at fair value	$ 22,897	$ 10,912	$ 10,103	$ 8,616	$ 11,156
Total assets	22,897	10,912	10,103	8,616	11,156

Liabilities
Payable to related parties	6	3	2	2	3
Total liabilities	6	3	2	2	3
Net assets	$ 22,891	$ 10,909	$ 10,101	$ 8,614	$ 11,153

Net assets
Accumulation units	$ 22,891	$ 10,909	$ 10,101	$ 8,614	$ 11,153
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 22,891	$ 10,909	$ 10,101	$ 8,614	$ 11,153

Total number of mutual fund shares	2,079,672	986,653	924,352	789,763	1,033,948

Cost of mutual fund shares	$ 20,871	$ 9,931	$ 9,302	$ 7,961	$ 10,428

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING VP Global
			ING VP Global	Science and	ING VP
	ING GET U.S.	ING GET U.S.	Equity	Technology	Growth
	Core Portfolio -	Core Portfolio -	Dividend	Portfolio - Class	Portfolio - Class
	Series 12	Series 13	Portfolio	S	S

Assets
Investments in mutual funds
at fair value	$ 4,769	$ 53,126	$ 61,755	$ 550	$ 273
Total assets	4,769	53,126	61,755	550	273

Liabilities
Payable to related parties	1	9	15	-	-
Total liabilities	1	9	15	-	-
Net assets	$ 4,768	$ 53,117	$ 61,740	$ 550	$ 273

Net assets
Accumulation units	$ 4,768	$ 53,117	$ 61,740	$ 550	$ 273
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,768	$ 53,117	$ 61,740	$ 550	$ 273

Total number of mutual fund shares	419,840	5,228,890	6,590,683	120,689	25,895

Cost of mutual fund shares	$ 4,236	$ 53,297	$ 44,484	$ 541	$ 234

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP	ING VP Small
	Plus LargeCap	Plus MidCap	Plus SmallCap	International	Company
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Equity Portfolio	Portfolio - Class
	S	S	S	- Class S	S

Assets
Investments in mutual funds
at fair value	$ 204,728	$ 220,736	$ 197,489	$ 857	$ 2,151
Total assets	204,728	220,736	197,489	857	2,151

Liabilities
Payable to related parties	40	44	39	-	-
Total liabilities	40	44	39	-	-
Net assets	$ 204,688	$ 220,692	$ 197,450	$ 857	$ 2,151

Net assets
Accumulation units	$ 204,688	$ 220,692	$ 197,450	$ 857	$ 2,151
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 204,688	$ 220,692	$ 197,450	$ 857	$ 2,151

Total number of mutual fund shares	11,820,352	11,810,372	11,101,121	70,220	99,847

Cost of mutual fund shares	$ 171,837	$ 210,085	$ 180,539	$ 739	$ 1,986

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

		ING VP		ING VP
	ING VP Value	Financial	ING VP	MidCap
	Opportunity	Services	International	Opportunities	ING VP Real
	Portfolio - Class	Portfolio - Class	Value Portfolio	Portfolio - Class	Estate Portfolio
	S	S	- Class S	S	- Class S

Assets
Investments in mutual funds
at fair value	$ 27,036	$ 92,761	$ 6,945	$ 25,942	$ 6,099
Total assets	27,036	92,761	6,945	25,942	6,099

Liabilities
Payable to related parties	7	22	-	7	-
Total liabilities	7	22	-	7	-
Net assets	$ 27,029	$ 92,739	$ 6,945	$ 25,935	$ 6,099

Net assets
Accumulation units	$ 27,029	$ 92,739	$ 6,945	$ 25,935	$ 6,099
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 27,029	$ 92,739	$ 6,945	$ 25,935	$ 6,099

Total number of mutual fund shares	1,719,871	6,953,566	450,667	3,222,585	311,192

Cost of mutual fund shares	$ 23,809	$ 79,476	$ 6,170	$ 20,424	$ 5,501

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

Legg Mason
	ING VP			Legg Mason	Partners
	SmallCap	ING VP	ING VP	Partners	Variable
	Opportunities	Balanced	Intermediate	Variable High	International
	Portfolio - Class	Portfolio - Class	Bond Portfolio -	Income	All Cap Growth
	S	S	Class S	Portfolio	Portfolio

Assets
Investments in mutual funds
at fair value	$ 116,697	$ 10,362	$ 616,154	$ 138	$ 136
Total assets	116,697	10,362	616,154	138	136

Liabilities
Payable to related parties	28	1	122	-	-
Total liabilities	28	1	122	-	-
Net assets	$ 116,669	$ 10,361	$ 616,032	$ 138	$ 136

Net assets
Accumulation units	$ 116,669	$ 10,361	$ 616,032	$ 138	$ 136
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 116,669	$ 10,361	$ 616,032	$ 138	$ 136

Total number of mutual fund shares	5,911,706	711,217	47,800,893	18,877	7,868

Cost of mutual fund shares	$ 87,698	$ 9,783	$ 630,002	$ 131	$ 133

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	Legg Mason	Legg Mason		Oppenheimer	PIMCO Real
	Partners	Partners	Colonial Small	Main Street	Return
	Variable Large	Variable	Cap Value	Small Cap	Portfolio -
	Cap Value	Money Market	Fund, Variable	Fund®/VA -	Administrative
	Portfolio	Portfolio	Series - Class B	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 255	$ 23	$ 335,257	$ 822	$ 1,301
Total assets	255	23	335,257	822	1,301

Liabilities
Payable to related parties	-	-	80	-	-
Total liabilities	-	-	80	-	-
Net assets	$ 255	$ 23	$ 335,177	$ 822	$ 1,301

Net assets
Accumulation units	$ 255	$ 23	$ 335,177	$ 822	$ 1,301
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 255	$ 23	$ 335,177	$ 822	$ 1,301

Total number of mutual fund shares	11,769	23,380	16,266,698	43,325	108,966

Cost of mutual fund shares	$ 207	$ 23	$ 265,662	$ 775	$ 1,362

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	Pioneer Equity	Pioneer Small
	Income VCT	Cap Value VCT			ProFund VP
	Portfolio - Class	Portfolio - Class	ProFund VP	ProFund VP	Rising Rates
	II	II	Bull	Europe 30	Opportunity

Assets
Investments in mutual funds
at fair value	$ 8,557	$ 6,766	$ 57,613	$ 29,957	$ 47,616
Total assets	8,557	6,766	57,613	29,957	47,616

Liabilities
Payable to related parties	1	1	17	8	10
Total liabilities	1	1	17	8	10
Net assets	$ 8,556	$ 6,765	$ 57,596	$ 29,949	$ 47,606

Net assets
Accumulation units	$ 8,556	$ 6,765	$ 57,596	$ 29,949	$ 47,606
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 8,556	$ 6,765	$ 57,596	$ 29,949	$ 47,606

Total number of mutual fund shares	341,337	380,961	1,895,152	936,463	2,300,311

Cost of mutual fund shares	$ 7,539	$ 6,425	$ 54,907	$ 26,902	$ 48,800

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			Wells Fargo		Wells Fargo
		Wells Fargo	Advantage	Wells Fargo	Advantage
		Advantage	C&B Large	Advantage	Large
	ProFund VP	Asset Allocation	Cap Value	Equity Income	Company
	Small-Cap	Fund	Fund	Fund	Growth Fund

Assets
Investments in mutual funds
at fair value	$ 106,471	$ 3,423	$ 560	$ 1,105	$ 2,877
Total assets	106,471	3,423	560	1,105	2,877

Liabilities
Payable to related parties	26	1	-	-	1
Total liabilities	26	1	-	-	1
Net assets	$ 106,445	$ 3,422	$ 560	$ 1,105	$ 2,876

Net assets
Accumulation units	$ 106,445	$ 3,422	$ 560	$ 1,105	$ 2,876
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 106,445	$ 3,422	$ 560	$ 1,105	$ 2,876

Total number of mutual fund shares	2,859,042	242,220	49,802	55,953	299,971

Cost of mutual fund shares	$ 101,110	$ 3,064	$ 465	$ 882	$ 2,539

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage
	Money Market	Small Cap	Total Return
	Fund	Growth Fund	Bond Fund

Assets
Investments in mutual funds
at fair value	$ 314	$ 910	$ 1,376
Total assets	314	910	1,376

Liabilities
Payable to related parties	-	-	-
Total liabilities	-	-	-
Net assets	$ 314	$ 910	$ 1,376

Net assets
Accumulation units	$ 314	$ 910	$ 1,376
Contracts in payout (annuitization)	-	-	-
Total net assets	$ 314	$ 910	$ 1,376

Total number of mutual fund shares	314,482	91,323	140,425

Cost of mutual fund shares	$ 314	$ 658	$ 1,398

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			Columbia	Columbia	Columbia Small
		Columbia Asset	Federal	Large Cap	Company
	AIM V.I.	Allocation	Securities Fund,	Growth Fund,	Growth Fund,
	Leisure Fund -	Fund, Variable	Variable Series	Variable Series	Variable Series
	Series I Shares	Series - Class A	- Class A	- Class A	- Class A

Net investment income (loss)
Income:
Dividends	$ 573	$ 13	$ 5	$ 2	$ -
Total investment income	573	13	5	2	-
Expenses:
Mortality, expense risk
and other charges	895	8	1	8	1
Annual administrative charges	14	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	12	-	-	-	-
Other contract charges	260	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,181	8	1	8	1
Net investment income (loss)	(608)	5	4	(6)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,961	12	-	3	2
Capital gains distributions	2,796	28	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5,757	40	-	3	2
Net unrealized appreciation
(depreciation) of investments	4,848	5	(1)	45	7
Net realized and unrealized gain (loss)
on investments	10,605	45	(1)	48	9
Net increase (decrease) in net assets
resulting from operations	$ 9,997	$ 50	$ 3	$ 42	$ 8

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Equity-Income	Growth	Overseas	Contrafund®	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Securities Fund
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	- Class 2

Net investment income (loss)
Income:
Dividends	$ 9,484	$ 331	$ 4	$ 4,509	$ 24
Total investment income	9,484	331	4	4,509	24
Expenses:
Mortality, expense risk
and other charges	5,293	1,120	2	7,016	36
Annual administrative charges	82	(10)	-	99	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	106	16	-	109	-
Other contract charges	1,278	321	-	1,473	3
Amortization of deferred charges	-	-	-	-	-
Total expenses	6,759	1,447	2	8,697	39
Net investment income (loss)	2,725	(1,116)	2	(4,188)	(15)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,432	28,840	122	8,839	135
Capital gains distributions	39,777	-	4	42,930	133
Total realized gain (loss) on investments
and capital gains distributions	45,209	28,840	126	51,769	268
Net unrealized appreciation
(depreciation) of investments	3,831	(19,726)	(65)	(10,078)	258
Net realized and unrealized gain (loss)
on investments	49,040	9,114	61	41,691	526
Net increase (decrease) in net assets
resulting from operations	$ 51,765	$ 7,998	$ 63	$ 37,503	$ 511

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2006
	(Dollars in thousands)

	Mutual Shares
	Securities Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Class 2	- Series N	- Series P	- Series Q	- Series R

Net investment income (loss)
Income:
Dividends	$ 72	$ 799	$ 4,060	$ 2,869	$ 2,642
Total investment income	72	799	4,060	2,869	2,642
Expenses:
Mortality, expense risk
and other charges	380	186	1,158	1,437	1,536
Annual administrative charges	9	2	14	20	22
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	4	2	13	46	32
Other contract charges	85	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	478	190	1,185	1,503	1,590
Net investment income (loss)	(406)	609	2,875	1,366	1,052

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(44)	(563)	(2,998)	132	182
Capital gains distributions	183	-	-	94	1,862
Total realized gain (loss) on investments
and capital gains distributions	139	(563)	(2,998)	226	2,044
Net unrealized appreciation
(depreciation) of investments	5,098	211	1,436	641	193
Net realized and unrealized gain (loss)
on investments	5,237	(352)	(1,562)	867	2,237
Net increase (decrease) in net assets
resulting from operations	$ 4,831	$ 257	$ 1,313	$ 2,233	$ 3,289

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

					ING
					AllianceBernstein
					Mid Cap Growth
	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund	Portfolio - Service
	- Series S	- Series T	- Series U	- Series V	Class

Net investment income (loss)
Income:
Dividends	$ 2,613	$ 2,762	$ 2,467	$ 3,367	$ -
Total investment income	2,613	2,762	2,467	3,367	-
Expenses:
Mortality, expense risk
and other charges	1,736	1,869	1,962	2,934	7,654
Annual administrative charges	26	31	30	48	155
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	27	47	28	128	134
Other contract charges	-	1	5	3	1,107
Amortization of deferred charges	-	-	-	-	3
Total expenses	1,789	1,948	2,025	3,113	9,053
Net investment income (loss)	824	814	442	254	(9,053)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	191	(164)	(823)	(798)	40,498
Capital gains distributions	977	1,914	1,425	-	57,461
Total realized gain (loss) on investments
and capital gains distributions	1,168	1,750	602	(798)	97,959
Net unrealized appreciation
(depreciation) of investments	2,037	1,143	3,532	3,194	(94,836)

Net realized and unrealized gain (loss)
on investments	3,205	2,893	4,134	2,396	3,123
Net increase (decrease) in net assets
resulting from operations	$ 4,029	$ 3,707	$ 4,576	$ 2,650	$ (5,930)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING				ING BlackRock
	AllianceBernstein		ING American	ING American	Large Cap
	Mid Cap Growth	ING American	Funds Growth-	Funds	Growth
	Portfolio - Service	Funds Growth	Income	International	Portfolio -
	2 Class	Portfolio	Portfolio	Portfolio	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 3,118	$ 8,363	$ 6,268	$ -
Total investment income	-	3,118	8,363	6,268	-
Expenses:
Mortality, expense risk
and other charges	335	30,521	20,897	15,284	2,480
Annual administrative charges	4	409	272	212	40
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	3	396	327	185	43
Other contract charges	115	8,395	5,321	3,836	591
Amortization of deferred charges	-	3	-	2	-
Total expenses	457	39,724	26,817	19,519	3,154
Net investment income (loss)	(457)	(36,606)	(18,454)	(13,251)	(3,154)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	472	7,299	3,686	11,574	1,876
Capital gains distributions	2,373	2,123	4,215	1,820	9,936
Total realized gain (loss) on investments
and capital gains distributions	2,845	9,422	7,901	13,394	11,812
Net unrealized appreciation
(depreciation) of investments	(2,701)	150,937	149,603	129,485	(1,992)
Net realized and unrealized gain (loss)
on investments	144	160,359	157,504	142,879	9,820
Net increase (decrease) in net assets
resulting from operations	$ (313)	$ 123,753	$ 139,050	$ 129,628	$ 6,666

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING BlackRock	ING Capital	ING Capital	ING Capital
	ING BlackRock	Large Cap	Guardian	Guardian	Guardian U.S.
	Large Cap	Value Portfolio	Small/Mid Cap	Small/Mid Cap	Equities
	Value Portfolio	- Service 2	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 330	$ 20	$ 1,853	$ 33	$ 2,546
Total investment income	330	20	1,853	33	2,546
Expenses:
Mortality, expense risk
and other charges	1,040	68	7,334	167	9,871
Annual administrative charges	16	1	155	2	159
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	21	1	142	1	183
Other contract charges	270	24	1,189	60	1,971
Amortization of deferred charges	-	-	1	-	-
Total expenses	1,347	94	8,821	230	12,184
Net investment income (loss)	(1,017)	(74)	(6,968)	(197)	(9,638)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,188	57	34,105	306	20,086
Capital gains distributions	1,478	97	-	-	39,251
Total realized gain (loss) on investments
and capital gains distributions	3,666	154	34,105	306	59,337
Net unrealized appreciation
(depreciation) of investments	4,627	383	16,487	774	(5,967)
Net realized and unrealized gain (loss)
on investments	8,293	537	50,592	1,080	53,370
Net increase (decrease) in net assets
resulting from operations	$ 7,276	$ 463	$ 43,624	$ 883	$ 43,732

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Capital	ING Eagle	ING Eagle
	Guardian U.S.	Asset Capital	Asset Capital	ING	ING
	Equities	Appreciation	Appreciation	EquitiesPlus	EquitiesPlus
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 37	$ 3,739	$ 65	$ -	$ -
Total investment income	37	3,739	65	-	-
Expenses:
Mortality, expense risk
and other charges	190	2,757	52	1,417	-
Annual administrative charges	2	28	-	60	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	49	1	30	-
Other contract charges	66	314	17	115	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	259	3,148	70	1,622	-
Net investment income (loss)	(222)	591	(5)	(1,622)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	460	31,748	201	223	-
Capital gains distributions	754	25,764	470	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,214	57,512	671	223	-
Net unrealized appreciation
(depreciation) of investments	(206)	(34,192)	(265)	9,868	3
Net realized and unrealized gain (loss)
on investments	1,008	23,320	406	10,091	3
Net increase (decrease) in net assets
resulting from operations	$ 786	$ 23,911	$ 401	$ 8,469	$ 3

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Evergreen	ING Evergreen	ING Evergreen	ING FMRSM	ING FMRSM
	Health Sciences	Omega	Omega	Diversified Mid Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	3,057	143	21	10,555	597
Annual administrative charges	49	2	-	187	8
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	57	1	-	199	15
Other contract charges	814	31	8	2,191	209
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,977	177	29	13,132	829
Net investment income (loss)	(3,977)	(177)	(29)	(13,132)	(829)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,174	411	13	21,558	1,155
Capital gains distributions	71	-	-	60,197	3,267
Total realized gain (loss) on investments
and capital gains distributions	4,245	411	13	81,755	4,422
Net unrealized appreciation
(depreciation) of investments	18,675	117	52	(14,480)	(859)
Net realized and unrealized gain (loss)
on investments	22,920	528	65	67,275	3,563
Net increase (decrease) in net assets
resulting from operations	$ 18,943	$ 351	$ 36	$ 54,143	$ 2,734

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING FMRSM	ING FMRSM	ING FMRSM	ING FMRSM
	Large Cap	Large Cap	Mid Cap	Mid Cap	ING Franklin
	Growth	Growth	Growth	Growth	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	2,144	-	8,338	345	918
Annual administrative charges	63	-	212	5	18
Minimum death benefit guarantee charges	-	-	1	-	-
Contingent deferred sales charges	48	-	172	3	14
Other contract charges	616	-	1,200	124	156
Amortization of deferred charges	-	-	1	-	-
Total expenses	2,871	-	9,924	477	1,106
Net investment income (loss)	(2,871)	-	(9,924)	(477)	(1,106)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,453)	-	41,215	570	70
Capital gains distributions	139	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,314)	-	41,215	570	70
Net unrealized appreciation
(depreciation) of investments	147	(16)	(20,014)	230	8,850
Net realized and unrealized gain (loss)
on investments	(1,167)	(16)	21,201	800	8,920
Net increase (decrease) in net assets
resulting from operations	$ (4,038)	$ (16)	$ 11,277	$ 323	$ 7,814

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Franklin	ING Global	ING Global	ING Global	ING Global
	Income	Real Estate	Real Estate	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1,321	$ 24	$ 821	$ 28
Total investment income	-	1,321	24	821	28
Expenses:
Mortality, expense risk
and other charges	21	354	9	8,241	509
Annual administrative charges	-	11	-	128	7
Minimum death benefit guarantee charges	-	-	-	1	-
Contingent deferred sales charges	-	3	-	169	5
Other contract charges	6	91	3	1,945	185
Amortization of deferred charges	-	-	-	-	-
Total expenses	27	459	12	10,484	706
Net investment income (loss)	(27)	862	12	(9,663)	(678)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	117	8	28,458	1,033
Capital gains distributions	-	541	13	58,656	3,600
Total realized gain (loss) on investments
and capital gains distributions	2	658	21	87,114	4,633
Net unrealized appreciation
(depreciation) of investments	191	7,217	170	(7,594)	347
Net realized and unrealized gain (loss)
on investments	193	7,875	191	79,520	4,980
Net increase (decrease) in net assets
resulting from operations	$ 166	$ 8,737	$ 203	$ 69,857	$ 4,302

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Global	ING Global	ING	ING	ING Janus
	Technology	Technology	International	International	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 2,560	$ 158	$ 487
Total investment income	-	-	2,560	158	487
Expenses:
Mortality, expense risk
and other charges	1,287	112	2,609	180	1,959
Annual administrative charges	21	2	54	2	38
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	23	-	50	3	32
Other contract charges	356	43	331	66	452
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,687	157	3,044	251	2,481
Net investment income (loss)	(1,687)	(157)	(484)	(93)	(1,994)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,816	100	9,469	532	7,510
Capital gains distributions	6,958	660	21,265	1,408	4,859
Total realized gain (loss) on investments
and capital gains distributions	9,774	760	30,734	1,940	12,369
Net unrealized appreciation
(depreciation) of investments	(3,019)	(258)	(2,607)	(117)	11,261
Net realized and unrealized gain (loss)
on investments	6,755	502	28,127	1,823	23,630
Net increase (decrease) in net assets
resulting from operations	$ 5,068	$ 345	$ 27,643	$ 1,730	$ 21,636

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING JPMorgan	ING JPMorgan		ING JPMorgan
	ING Janus	Emerging	Emerging	ING JPMorgan	Small Cap Core
	Contrarian	Markets Equity	Markets Equity	Small Cap Core	Equity Portfolio
	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio	- Service 2
	Service 2 Class	Adviser Class	Service Class	- Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 19	$ 134	$ 2,035	$ -	$ -
Total investment income	19	134	2,035	-	-
Expenses:
Mortality, expense risk
and other charges	93	492	6,834	3,679	906
Annual administrative charges	1	7	120	51	12
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	5	97	44	3
Other contract charges	32	172	1,561	1,008	324
Amortization of deferred charges	-	-	(4)	-	-
Total expenses	127	676	8,608	4,782	1,245
Net investment income (loss)	(108)	(542)	(6,573)	(4,782)	(1,245)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	121	1,134	36,934	7,914	1,471
Capital gains distributions	226	330	4,591	5,173	1,261
Total realized gain (loss) on investments
and capital gains distributions	347	1,464	41,525	13,087	2,732
Net unrealized appreciation
(depreciation) of investments	755	6,821	73,947	17,579	4,850
Net realized and unrealized gain (loss)
on investments	1,102	8,285	115,472	30,666	7,582
Net increase (decrease) in net assets
resulting from operations	$ 994	$ 7,743	$ 108,899	$ 25,884	$ 6,337

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING JPMorgan	ING JPMorgan			ING Legg
	Value	Value	ING Julius	ING Julius	Mason Partners
	Opportunities	Opportunities	Baer Foreign	Baer Foreign	All Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 162	$ 8	$ -	$ -	$ 2,747
Total investment income	162	8	-	-	2,747
Expenses:
Mortality, expense risk
and other charges	795	21	8,364	935	6,265
Annual administrative charges	11	-	123	12	115
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	17	1	103	3	137
Other contract charges	65	7	2,219	330	1,172
Amortization of deferred charges	-	-	-	-	-
Total expenses	888	29	10,809	1,280	7,689
Net investment income (loss)	(726)	(21)	(10,809)	(1,280)	(4,942)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,130	7	7,407	512	12,632
Capital gains distributions	520	14	54	6	2,527
Total realized gain (loss) on investments
and capital gains distributions	1,650	21	7,461	518	15,159
Net unrealized appreciation
(depreciation) of investments	7,757	195	114,470	12,502	42,449
Net realized and unrealized gain (loss)
on investments	9,407	216	121,931	13,020	57,608
Net increase (decrease) in net assets
resulting from operations	$ 8,681	$ 195	$ 111,122	$ 11,740	$ 52,666

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Legg			ING LifeStyle	ING LifeStyle
	Mason Partners	ING Legg	ING Legg	Aggressive	Aggressive
	All Cap	Mason Value	Mason Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 186	$ -	$ -	$ 1,336	$ 2
Total investment income	186	-	-	1,336	2
Expenses:
Mortality, expense risk
and other charges	426	6,904	500	16,323	18
Annual administrative charges	6	100	6	317	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	3	99	16	324	-
Other contract charges	148	1,647	169	5,186	4
Amortization of deferred charges	-	(1)	-	-	-
Total expenses	583	8,749	691	22,150	22
Net investment income (loss)	(397)	(8,749)	(691)	(20,814)	(20)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	622	6,433	709	8,453	(15)
Capital gains distributions	170	1,338	95	21,144	28
Total realized gain (loss) on investments
and capital gains distributions	792	7,771	804	29,597	13
Net unrealized appreciation
(depreciation) of investments	2,977	17,735	981	122,890	184
Net realized and unrealized gain (loss)
on investments	3,769	25,506	1,785	152,487	197
Net increase (decrease) in net assets
resulting from operations	$ 3,372	$ 16,757	$ 1,094	$ 131,673	$ 177

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING LifeStyle	ING LifeStyle
	ING LifeStyle	ING LifeStyle	Moderate	Moderate	ING LifeStyle
	Growth	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 9,828	$ 8	$ 14,327	$ 6	$ 7,606
Total investment income	9,828	8	14,327	6	7,606
Expenses:
Mortality, expense risk
and other charges	35,619	43	29,461	27	12,381
Annual administrative charges	427	1	426	1	170
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	531	-	488	-	230
Other contract charges	10,341	10	7,501	6	2,759
Amortization of deferred charges	(4)	-	-	-	-
Total expenses	46,914	54	37,876	34	15,540
Net investment income (loss)	(37,086)	(46)	(23,549)	(28)	(7,934)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,996	(13)	3,182	-	3,906
Capital gains distributions	37,967	33	26,778	11	11,875
Total realized gain (loss) on investments
and capital gains distributions	39,963	20	29,960	11	15,781
Net unrealized appreciation
(depreciation) of investments	247,306	492	172,167	266	56,088
Net realized and unrealized gain (loss)
on investments	287,269	512	202,127	277	71,869
Net increase (decrease) in net assets
resulting from operations	$ 250,183	$ 466	$ 178,578	$ 249	$ 63,935

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

					ING Lord
	ING LifeStyle	ING Limited		ING Liquid	Abbett
	Moderate	Maturity Bond	ING Liquid	Assets Portfolio	Affiliated
	Portfolio -	Portfolio -	Assets Portfolio	- Service 2	Portfolio -
	Service 2 Class	Service Class	- Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 42	$ 8,531	$ 33,304	$ 667	$ 1,130
Total investment income	42	8,531	33,304	667	1,130
Expenses:
Mortality, expense risk
and other charges	51	3,838	12,004	267	2,328
Annual administrative charges	1	78	753	9	40
Minimum death benefit guarantee charges	-	-	3	-	-
Contingent deferred sales charges	-	115	43,767	964	46
Other contract charges	15	311	1,851	103	443
Amortization of deferred charges	-	-	5	-	-
Total expenses	67	4,342	58,383	1,343	2,857
Net investment income (loss)	(25)	4,189	(25,079)	(676)	(1,727)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(5,005)	-	-	3,319
Capital gains distributions	66	-	-	-	11,726
Total realized gain (loss) on investments
and capital gains distributions	71	(5,005)	-	-	15,045
Net unrealized appreciation
(depreciation) of investments	434	5,334	-	-	6,210
Net realized and unrealized gain (loss)
on investments	505	329	-	-	21,255
Net increase (decrease) in net assets
resulting from operations	$ 480	$ 4,518	$ (25,079)	$ (676)	$ 19,528

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

					ING
	ING Lord			ING	MarketStyle
	Abbett			MarketStyle	Moderate
	Affiliated	ING MarketPro ING MarketPro		Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 27	$ 54	$ 17	$ 4	$ 16
Total investment income	27	54	17	4	16
Expenses:
Mortality, expense risk
and other charges	54	288	89	114	128
Annual administrative charges	1	3	1	1	1
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	4	-	1	-
Other contract charges	16	46	23	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	71	341	113	116	129
Net investment income (loss)	(44)	(287)	(96)	(112)	(113)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	160	115	2	20	8
Capital gains distributions	273	8	3	5	11
Total realized gain (loss) on investments
and capital gains distributions	433	123	5	25	19
Net unrealized appreciation
(depreciation) of investments	42	1,731	488	721	714
Net realized and unrealized gain (loss)
on investments	475	1,854	493	746	733
Net increase (decrease) in net assets
resulting from operations	$ 431	$ 1,567	$ 397	$ 634	$ 620

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING			ING Marsico
	MarketStyle	ING Marsico	ING Marsico	International	ING MFS Total
	Moderate	Growth	Growth	Opportunities	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 4	$ -	$ -	$ 39	$ 28,398
Total investment income	4	-	-	39	28,398
Expenses:
Mortality, expense risk
and other charges	34	12,669	424	2,656	20,500
Annual administrative charges	-	314	4	39	372
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	247	3	36	435
Other contract charges	-	1,862	144	692	3,067
Amortization of deferred charges	-	2	-	-	2
Total expenses	34	15,094	575	3,423	24,376
Net investment income (loss)	(30)	(15,094)	(575)	(3,384)	4,022

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	48,809	693	5,943	13,291
Capital gains distributions	2	-	-	434	54,574
Total realized gain (loss) on investments
and capital gains distributions	4	48,809	693	6,377	67,865
Net unrealized appreciation
(depreciation) of investments	172	(14,354)	376	26,050	41,708
Net realized and unrealized gain (loss)
on investments	176	34,455	1,069	32,427	109,573
Net increase (decrease) in net assets
resulting from operations	$ 146	$ 19,361	$ 494	$ 29,043	$ 113,595

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING	ING
	ING MFS Total	ING MFS	Oppenheimer	Oppenheimer	ING PIMCO
	Return	Utilities	Main Street	Main Street	Core Bond
	Portfolio -	Portfolio -	Portfolio® -	Portfolio® -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1,106	$ 176	$ 4,566	$ 50	$ 15,254
Total investment income	1,106	176	4,566	50	15,254
Expenses:
Mortality, expense risk
and other charges	902	3,204	7,096	86	10,339
Annual administrative charges	10	57	178	1	151
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	9	63	159	2	236
Other contract charges	291	772	783	28	1,605
Amortization of deferred charges	-	-	1	-	-
Total expenses	1,212	4,096	8,217	117	12,331
Net investment income (loss)	(106)	(3,920)	(3,651)	(67)	2,923

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,022	3,197	10,318	120	2,524
Capital gains distributions	2,202	836	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3,224	4,033	10,318	120	2,524
Net unrealized appreciation
(depreciation) of investments	1,306	48,519	45,385	493	8,390
Net realized and unrealized gain (loss)
on investments	4,530	52,552	55,703	613	10,914
Net increase (decrease) in net assets
resulting from operations	$ 4,424	$ 48,632	$ 52,052	$ 546	$ 13,837

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

					ING T. Rowe
	ING PIMCO	ING PIMCO		ING Pioneer	Price Capital
	Core Bond	High Yield	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 962	$ 42,003	$ -	$ 1,177	$ 28,568
Total investment income	962	42,003	-	1,177	28,568
Expenses:
Mortality, expense risk
and other charges	675	10,830	1,467	10,355	40,794
Annual administrative charges	7	304	21	148	676
Minimum death benefit guarantee charges	-	-	-	-	1
Contingent deferred sales charges	4	223	20	171	741
Other contract charges	215	1,994	365	2,913	8,109
Amortization of deferred charges	-	-	-	-	-
Total expenses	901	13,351	1,873	13,587	50,321
Net investment income (loss)	61	28,652	(1,873)	(12,410)	(21,753)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	2,383	1,147	4,004	34,977
Capital gains distributions	-	5,688	-	1,568	151,271
Total realized gain (loss) on investments
and capital gains distributions	(10)	8,071	1,147	5,572	186,248
Net unrealized appreciation
(depreciation) of investments	662	4,784	12,451	63,540	115,365
Net realized and unrealized gain (loss)
on investments	652	12,855	13,598	69,112	301,613
Net increase (decrease) in net assets
resulting from operations	$ 713	$ 41,507	$ 11,725	$ 56,702	$ 279,860

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	ING Templeton	ING Templeton
	Appreciation	Income	Income	Global Growth Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 1,204	$ 12,820	$ 447	$ 3,720	$ 63
Total investment income	1,204	12,820	447	3,720	63
Expenses:
Mortality, expense risk
and other charges	1,877	16,089	595	6,657	131
Annual administrative charges	21	278	8	119	1
Minimum death benefit guarantee charges	-	2	-	-	-
Contingent deferred sales charges	26	334	14	90	-
Other contract charges	644	3,361	209	1,176	46
Amortization of deferred charges	-	(29)	-	1	-
Total expenses	2,568	20,035	826	8,043	178
Net investment income (loss)	(1,364)	(7,215)	(379)	(4,323)	(115)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,679	19,778	1,011	6,135	235
Capital gains distributions	6,673	39,874	1,407	45,427	833
Total realized gain (loss) on investments
and capital gains distributions	8,352	59,652	2,418	51,562	1,068
Net unrealized appreciation
(depreciation) of investments	4,726	97,107	3,010	25,931	347
Net realized and unrealized gain (loss)
on investments	13,078	156,759	5,428	77,493	1,415
Net increase (decrease) in net assets
resulting from operations	$ 11,714	$ 149,544	$ 5,049	$ 73,170	$ 1,300

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING Van	ING Van	ING Van
	ING UBS U.S.	ING UBS U.S.	Kampen Equity	Kampen Equity	Kampen Global
	Allocation	Allocation	Growth	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1,483	$ 70	$ -	$ -	$ 4,216
Total investment income	1,483	70	-	-	4,216
Expenses:
Mortality, expense risk
and other charges	1,844	98	966	234	4,445
Annual administrative charges	28	1	14	3	69
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	45	-	16	2	91
Other contract charges	350	32	274	82	1,244
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,267	131	1,270	321	5,849
Net investment income (loss)	(784)	(61)	(1,270)	(321)	(1,633)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,916	133	4,452	452	7,625
Capital gains distributions	-	-	1,894	453	8,942
Total realized gain (loss) on investments
and capital gains distributions	3,916	133	6,346	905	16,567
Net unrealized appreciation
(depreciation) of investments	5,580	341	(4,210)	(385)	28,719
Net realized and unrealized gain (loss)
on investments	9,496	474	2,136	520	45,286
Net increase (decrease) in net assets
resulting from operations	$ 8,712	$ 413	$ 866	$ 199	$ 43,653

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING Van	ING Van
	ING Van	Kampen	Kampen		ING Van
	Kampen Global	Growth and	Growth and	ING Van	Kampen Real
	Franchise	Income	Income	Kampen Real Estate Portfolio
	Portfolio -	Portfolio -	Portfolio -	Estate Portfolio	- Service 2
	Service 2 Class	Service Class	Service 2 Class	- Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 1,252	$ 9,461	$ 792	$ 9,569	$ 413
Total investment income	1,252	9,461	792	9,569	413
Expenses:
Mortality, expense risk
and other charges	1,356	13,347	1,348	13,839	623
Annual administrative charges	19	283	15	268	8
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	7	232	11	274	6
Other contract charges	462	1,688	437	3,083	219
Amortization of deferred charges	-	2	-	1	-
Total expenses	1,844	15,552	1,811	17,465	856
Net investment income (loss)	(592)	(6,091)	(1,019)	(7,896)	(443)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,965	11,746	2,243	37,913	1,469
Capital gains distributions	2,824	70,318	6,457	59,949	2,650
Total realized gain (loss) on investments
and capital gains distributions	4,789	82,064	8,700	97,862	4,119
Net unrealized appreciation
(depreciation) of investments	8,492	29,973	1,513	151,765	6,615
Net realized and unrealized gain (loss)
on investments	13,281	112,037	10,213	249,627	10,734
Net increase (decrease) in net assets
resulting from operations	$ 12,689	$ 105,946	$ 9,194	$ 241,731	$ 10,291

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING VP Index	ING VP Index
	Plus	Plus	ING Wells	ING Wells	ING Wells
	International	International	Fargo Mid Cap	Fargo Mid Cap	Fargo Small
	Equity	Equity Portfolio	Disciplined	Disciplined	Cap Disciplined
	Portfolio -	- Service 2	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 307	$ 3	$ 1,553	$ 21	$ 67
Total investment income	307	3	1,553	21	67
Expenses:
Mortality, expense risk
and other charges	207	5	4,402	78	191
Annual administrative charges	5	-	115	1	4
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	-	81	-	2
Other contract charges	38	2	422	26	52
Amortization of deferred charges	-	-	1	-	-
Total expenses	251	7	5,021	105	249
Net investment income (loss)	56	(4)	(3,468)	(84)	(182)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	230	9	19,094	177	137
Capital gains distributions	640	14	-	-	525
Total realized gain (loss) on investments
and capital gains distributions	870	23	19,094	177	662
Net unrealized appreciation
(depreciation) of investments	1,731	52	17,884	417	989
Net realized and unrealized gain (loss)
on investments	2,601	75	36,978	594	1,651
Net increase (decrease) in net assets
resulting from operations	$ 2,657	$ 71	$ 33,510	$ 510	$ 1,469

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Wells		ING American
	Fargo Small		Century Large	ING American	ING American
	Cap Disciplined	ING Diversified	Company Value	Century Select	Century Select
	Portfolio -	International	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Fund - Class R	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ 2	$ 6	$ 1
Total investment income	3	-	2	6	1
Expenses:
Mortality, expense risk
and other charges	10	-	7	4	1
Annual administrative charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	4	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	14	-	7	4	1
Net investment income (loss)	(11)	-	(5)	2	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	-	20	3	-
Capital gains distributions	25	-	34	-	-
Total realized gain (loss) on investments
and capital gains distributions	36	-	54	3	-
Net unrealized appreciation
(depreciation) of investments	62	-	67	(23)	(1)
Net realized and unrealized gain (loss)
on investments	98	-	121	(20)	(1)
Net increase (decrease) in net assets
resulting from operations	$ 87	$ -	$ 116	$ (18)	$ (1)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING American	ING Baron	ING Columbia		ING
	Century Small-	Small Cap	Small Cap	ING Davis	Fundamental
	Mid Cap Value	Growth	Value II	Venture Value	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 3	$ 1
Total investment income	-	-	-	3	1
Expenses:
Mortality, expense risk
and other charges	5	1,939	418	759	4
Annual administrative charges	-	19	9	12	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	18	3	4	-
Other contract charges	-	448	92	158	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	5	2,424	522	933	4
Net investment income (loss)	(5)	(2,424)	(522)	(930)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	31	2,034	(179)	110	(5)
Capital gains distributions	2	1,111	-	3,501	6
Total realized gain (loss) on investments
and capital gains distributions	33	3,145	(179)	3,611	1
Net unrealized appreciation
(depreciation) of investments	51	11,324	4,129	3,975	13
Net realized and unrealized gain (loss)
on investments	84	14,469	3,950	7,586	14
Net increase (decrease) in net assets
resulting from operations	$ 79	$ 12,045	$ 3,428	$ 6,656	$ 11

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

					ING Legg
	ING	ING Goldman			Mason Partners
	Fundamental	Sachs® Capital ING JPMorgan ING JPMorgan			Aggressive
	Research	Growth	International	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 178	$ 1	$ -
Total investment income	1	-	178	1	-
Expenses:
Mortality, expense risk
and other charges	17	-	2,120	392	2,840
Annual administrative charges	-	-	32	3	39
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	22	4	38
Other contract charges	5	-	592	21	892
Amortization of deferred charges	-	-	-	-	-
Total expenses	22	-	2,766	420	3,809
Net investment income (loss)	(21)	-	(2,588)	(419)	(3,809)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	-	5,411	728	3,513
Capital gains distributions	16	-	-	168	-
Total realized gain (loss) on investments
and capital gains distributions	41	-	5,411	896	3,513
Net unrealized appreciation
(depreciation) of investments	60	3	18,009	2,833	11,976
Net realized and unrealized gain (loss)
on investments	101	3	23,420	3,729	15,489
Net increase (decrease) in net assets
resulting from operations	$ 80	$ 3	$ 20,832	$ 3,310	$ 11,680

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Neuberger	ING Neuberger
	Berman	Berman	ING OpCap	ING	ING
	Partners	Regency	Balanced Value Oppenheimer		Oppenheimer
	Portfolio -	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio
	Service Class	Service Class	Service Class	- Initial Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 9	$ 10	$ 12	$ 52
Total investment income	-	9	10	12	52
Expenses:
Mortality, expense risk
and other charges	141	18	9	219	1,190
Annual administrative charges	32	-	-	3	19
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	-	-	3	21
Other contract charges	19	3	-	5	265
Amortization of deferred charges	-	-	-	-	-
Total expenses	193	21	9	230	1,495
Net investment income (loss)	(193)	(12)	1	(218)	(1,443)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	164	17	72	842	654
Capital gains distributions	-	9	-	25	121
Total realized gain (loss) on investments
and capital gains distributions	164	26	72	867	775
Net unrealized appreciation
(depreciation) of investments	(1,075)	168	9	1,950	11,458
Net realized and unrealized gain (loss)
on investments	(911)	194	81	2,817	12,233
Net increase (decrease) in net assets
resulting from operations	$ (1,104)	$ 182	$ 82	$ 2,599	$ 10,790

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING
	Oppenheimer
	Strategic	ING PIMCO
	Income	Total Return	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 4	$ 48	$ 2	$ 1	$ 1
Total investment income	4	48	2	1	1
Expenses:
Mortality, expense risk
and other charges	33	25	13	6	6
Annual administrative charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	-	-	2	-	1
Amortization of deferred charges	-	-	-	-	-
Total expenses	33	25	15	6	7
Net investment income (loss)	(29)	23	(13)	(5)	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	14	20	1	(7)
Capital gains distributions	-	-	1	1	1
Total realized gain (loss) on investments
and capital gains distributions	17	14	21	2	(6)
Net unrealized appreciation
(depreciation) of investments	277	47	157	93	116
Net realized and unrealized gain (loss)
on investments	294	61	178	95	110
Net increase (decrease) in net assets
resulting from operations	$ 265	$ 84	$ 165	$ 90	$ 104

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING T. Rowe
			Price
		ING Solution	Diversified Mid	ING T. Rowe	ING Templeton
	ING Solution	Income	Cap Growth	Price Growth	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -
	Service Class	Service Class	Service Class	- Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ -	$ -	$ 245
Total investment income	-	1	-	-	245
Expenses:
Mortality, expense risk
and other charges	1	3	13	31	116
Annual administrative charges	-	-	-	-	3
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	-	-	1	1	22
Amortization of deferred charges	-	-	-	-	-
Total expenses	1	3	14	32	141
Net investment income (loss)	(1)	(2)	(14)	(32)	104

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	3	25	191	27
Capital gains distributions	-	-	35	6	16
Total realized gain (loss) on investments
and capital gains distributions	-	3	60	197	43
Net unrealized appreciation
(depreciation) of investments	18	25	64	255	1,998
Net realized and unrealized gain (loss)
on investments	18	28	124	452	2,041
Net increase (decrease) in net assets
resulting from operations	$ 17	$ 26	$ 110	$ 420	$ 2,145

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

				ING UBS U.S.	ING Van
			ING UBS U.S.	Small Cap	Kampen
	ING Thornburg ING Thornburg		Large Cap	Growth	Comstock
	Value Portfolio	Value Portfolio	Equity Portfolio	Portfolio -	Portfolio -
	- Initial Class	- Service Class	- Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 16	$ 1	$ 72	$ -	$ 1,361
Total investment income	16	1	72	-	1,361
Expenses:
Mortality, expense risk
and other charges	54	24	192	14	3,321
Annual administrative charges	1	1	2	1	42
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	-	3	-	36
Other contract charges	2	5	39	4	905
Amortization of deferred charges	-	-	-	-	-
Total expenses	58	30	236	19	4,304
Net investment income (loss)	(42)	(29)	(164)	(19)	(2,943)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	129	220	741	63	4,830
Capital gains distributions	-	-	-	43	9,302
Total realized gain (loss) on investments
and capital gains distributions	129	220	741	106	14,132
Net unrealized appreciation
(depreciation) of investments	356	175	1,313	(79)	13,498
Net realized and unrealized gain (loss)
on investments	485	395	2,054	27	27,630
Net increase (decrease) in net assets
resulting from operations	$ 443	$ 366	$ 1,890	$ 8	$ 24,687

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING VP	ING VP	ING VP
	ING Van	ING Van	Strategic	Strategic	Strategic
	Kampen Equity Kampen Equity		Allocation	Allocation	Allocation
	and Income	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Initial Class	Service Class	S	S	S

Net investment income (loss)
Income:
Dividends	$ 78	$ 1,057	$ 6	$ 1	$ 5
Total investment income	78	1,057	6	1	5
Expenses:
Mortality, expense risk
and other charges	33	905	4	2	5
Annual administrative charges	11	1	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	13	-	-	-	-
Other contract charges	204	4	2	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	261	910	6	2	5
Net investment income (loss)	(183)	147	-	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	67	484	3	2	14
Capital gains distributions	138	1,995	8	1	7
Total realized gain (loss) on investments
and capital gains distributions	205	2,479	11	3	21
Net unrealized appreciation
(depreciation) of investments	189	2,922	25	20	29
Net realized and unrealized gain (loss)
on investments	394	5,401	36	23	50
Net increase (decrease) in net assets
resulting from operations	$ 211	$ 5,548	$ 36	$ 22	$ 50

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	S	Series 1	Series 2	Series 3	Series 4

Net investment income (loss)
Income:
Dividends	$ 46	$ 2,792	$ 2,214	$ 2,063	$ 1,466
Total investment income	46	2,792	2,214	2,063	1,466
Expenses:
Mortality, expense risk
and other charges	30	2,322	1,664	1,722	1,159
Annual administrative charges	-	33	22	23	16
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	64	43	48	27
Other contract charges	1	1	1	-	2
Amortization of deferred charges	-	-	-	-	-
Total expenses	31	2,420	1,730	1,793	1,204
Net investment income (loss)	15	372	484	270	262

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	161	127	117	208	558
Capital gains distributions	-	2,142	748	43	955
Total realized gain (loss) on investments
and capital gains distributions	161	2,269	865	251	1,513
Net unrealized appreciation
(depreciation) of investments	271	2,548	1,727	2,440	967
Net realized and unrealized gain (loss)
on investments	432	4,817	2,592	2,691	2,480
Net increase (decrease) in net assets
resulting from operations	$ 447	$ 5,189	$ 3,076	$ 2,961	$ 2,742

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9

Net investment income (loss)
Income:
Dividends	$ 610	$ 826	$ 647	$ 228	$ 180
Total investment income	610	826	647	228	180
Expenses:
Mortality, expense risk
and other charges	663	717	594	244	275
Annual administrative charges	8	9	6	3	3
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	10	34	36	3	4
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	681	760	636	250	282
Net investment income (loss)	(71)	66	11	(22)	(102)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	640	644	558	213	333
Capital gains distributions	1,279	239	-	49	-
Total realized gain (loss) on investments
and capital gains distributions	1,919	883	558	262	333
Net unrealized appreciation
(depreciation) of investments	669	1,568	1,342	723	792
Net realized and unrealized gain (loss)
on investments	2,588	2,451	1,900	985	1,125
Net increase (decrease) in net assets
resulting from operations	$ 2,517	$ 2,517	$ 1,911	$ 963	$ 1,023

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

					ING VP Global
	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	Equity
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Dividend
	Series 10	Series 11	Series 12	Series 13	Portfolio

Net investment income (loss)
Income:
Dividends	$ 77	$ 17	$ -	$ -	$ 2,306
Total investment income	77	17	-	-	2,306
Expenses:
Mortality, expense risk
and other charges	224	262	61	83	1,049
Annual administrative charges	2	3	1	4	18
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	11	1	13	5	21
Other contract charges	-	-	-	-	255
Amortization of deferred charges	-	-	-	-	-
Total expenses	237	266	75	92	1,343
Net investment income (loss)	(160)	(249)	(75)	(92)	963

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	121	216	57	32	4,675
Capital gains distributions	8	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	129	216	57	32	4,675
Net unrealized appreciation
(depreciation) of investments	721	725	533	(171)	7,614
Net realized and unrealized gain (loss)
on investments	850	941	590	(139)	12,289
Net increase (decrease) in net assets
resulting from operations	$ 690	$ 692	$ 515	$ (231)	$ 13,252

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING VP Global
	Science and	ING VP	ING VP Index	ING VP Index	ING VP Index
	Technology	Growth	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	S	S	S	S	S

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1,666	$ 882	$ 426
Total investment income	-	-	1,666	882	426
Expenses:
Mortality, expense risk
and other charges	4	2	3,091	3,409	2,999
Annual administrative charges	-	-	38	44	38
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	50	46	43
Other contract charges	1	-	769	750	673
Amortization of deferred charges	-	-	-	-	-
Total expenses	5	2	3,948	4,249	3,753
Net investment income (loss)	(5)	(2)	(2,282)	(3,367)	(3,327)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	18	5,948	3,222	3,328
Capital gains distributions	-	-	-	14,503	8,619
Total realized gain (loss) on investments
and capital gains distributions	6	18	5,948	17,725	11,947
Net unrealized appreciation
(depreciation) of investments	3	(11)	17,530	(1,785)	8,014
Net realized and unrealized gain (loss)
on investments	9	7	23,478	15,940	19,961
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 5	$ 21,196	$ 12,573	$ 16,634

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING VP				ING VP
	International	ING VP Small	ING VP Value	ING VP	Financial
	Equity	Company	Opportunity	Convertible	Services
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	S	S	S	S	S

Net investment income (loss)
Income:
Dividends	$ 7	$ 3	$ 390	$ 70	$ 928
Total investment income	7	3	390	70	928
Expenses:
Mortality, expense risk
and other charges	6	16	448	41	1,348
Annual administrative charges	-	-	8	-	24
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	10	2	24
Other contract charges	1	-	76	1	350
Amortization of deferred charges	-	-	-	-	-
Total expenses	7	16	542	44	1,746
Net investment income (loss)	-	(13)	(152)	26	(818)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	71	613	(241)	2,600
Capital gains distributions	-	215	-	664	205
Total realized gain (loss) on investments
and capital gains distributions	39	286	613	423	2,805
Net unrealized appreciation
(depreciation) of investments	69	(57)	2,987	(55)	9,020
Net realized and unrealized gain (loss)
on investments	108	229	3,600	368	11,825
Net increase (decrease) in net assets
resulting from operations	$ 108	$ 216	$ 3,448	$ 394	$ 11,007

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING VP	ING VP		ING VP
	ING VP	LargeCap	MidCap		SmallCap
	International	Growth	Opportunities	ING VP Real	Opportunities
	Value Portfolio	Portfolio - Class	Portfolio - Class	Estate Portfolio	Portfolio - Class
	- Class S	S	S	- Class S	S

Net investment income (loss)
Income:
Dividends	$ 91	$ -	$ -	$ 57	$ -
Total investment income	91	-	-	57	-
Expenses:
Mortality, expense risk
and other charges	39	21	498	23	2,054
Annual administrative charges	-	-	9	-	35
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	1	10	-	33
Other contract charges	2	-	130	-	581
Amortization of deferred charges	-	-	-	-	-
Total expenses	41	22	647	23	2,703
Net investment income (loss)	50	(22)	(647)	34	(2,703)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	96	378	1,446	29	9,359
Capital gains distributions	349	162	-	91	-
Total realized gain (loss) on investments
and capital gains distributions	445	540	1,446	120	9,359
Net unrealized appreciation
(depreciation) of investments	568	(457)	772	581	3,638
Net realized and unrealized gain (loss)
on investments	1,013	83	2,218	701	12,997
Net increase (decrease) in net assets
resulting from operations	$ 1,063	$ 61	$ 1,571	$ 735	$ 10,294

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

					Legg Mason
			Legg Mason	Legg Mason	Partners
	ING VP	ING VP	Partners	Partners	Variable
	Balanced	Intermediate	Variable	Variable High	International
	Portfolio - Class	Bond Portfolio -	Appreciation	Income	All Cap Growth
	S	Class S	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 71	$ 23,123	$ -	$ 10	$ 3
Total investment income	71	23,123	-	10	3
Expenses:
Mortality, expense risk
and other charges	107	7,072	2	2	2
Annual administrative charges	1	101	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	(5)	117	-	-	-
Other contract charges	4	1,459	-	-	-
Amortization of deferred charges	-	(1)	-	-	-
Total expenses	107	8,748	2	2	2
Net investment income (loss)	(36)	14,375	(2)	8	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	213	(3,956)	75	-	(4)
Capital gains distributions	-	-	-	-	3
Total realized gain (loss) on investments
and capital gains distributions	213	(3,956)	75	-	(1)
Net unrealized appreciation
(depreciation) of investments	397	(1,188)	(52)	7	31
Net realized and unrealized gain (loss)
on investments	610	(5,144)	23	7	30
Net increase (decrease) in net assets
resulting from operations	$ 574	$ 9,231	$ 21	$ 15	$ 31

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	Legg Mason	Legg Mason		Oppenheimer	PIMCO Real
	Partners	Partners	Colonial Small	Main Street	Return
	Variable Large	Variable	Cap Value	Small Cap	Portfolio -
	Cap Value	Money Market	Fund, Variable	Fund®/VA -	Administrative
	Portfolio	Portfolio	Series - Class B	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 3	$ 1	$ 1,164	$ -	$ 37
Total investment income	3	1	1,164	-	37
Expenses:
Mortality, expense risk
and other charges	4	-	6,269	3	7
Annual administrative charges	-	-	91	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	1	102	-	-
Other contract charges	-	-	1,907	1	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	4	1	8,369	4	7
Net investment income (loss)	(1)	-	(7,205)	(4)	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	-	24,695	6	(5)
Capital gains distributions	4	-	9,067	4	34
Total realized gain (loss) on investments
and capital gains distributions	-	-	33,762	10	29
Net unrealized appreciation
(depreciation) of investments	43	-	25,822	45	(57)
Net realized and unrealized gain (loss)
on investments	43	-	59,584	55	(28)
Net increase (decrease) in net assets
resulting from operations	$ 42	$ -	$ 52,379	$ 51	$ 2

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	PIMCO
	StocksPLUS®
	Growth and
	Income	Pioneer Equity	Pioneer Small	Pioneer Small
	Portfolio -	Income VCT	Cap Value VCT	Company VCT
	Administrative	Portfolio - Class	Portfolio - Class	Portfolio - Class	ProFund VP
	Class	II	II	II	Bull

Net investment income (loss)
Income:
Dividends	$ 553	$ 139	$ -	$ 237	$ 145
Total investment income	553	139	-	237	145
Expenses:
Mortality, expense risk
and other charges	737	50	64	46	984
Annual administrative charges	(9)	-	2	-	19
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	21	-	1	2	29
Other contract charges	65	2	2	2	188
Amortization of deferred charges	-	-	-	-	-
Total expenses	814	52	69	50	1,220
Net investment income (loss)	(261)	87	(69)	187	(1,075)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	38,822	114	(6)	724	2,935
Capital gains distributions	-	76	205	-	2,833
Total realized gain (loss) on investments
and capital gains distributions	38,822	190	199	724	5,768
Net unrealized appreciation
(depreciation) of investments	(32,132)	778	341	(462)	1,234
Net realized and unrealized gain (loss)
on investments	6,690	968	540	262	7,002
Net increase (decrease) in net assets
resulting from operations	$ 6,429	$ 1,055	$ 471	$ 449	$ 5,927

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

				Putnam VT
				International	Wells Fargo
		ProFund VP		Growth and	Advantage
	ProFund VP	Rising Rates	ProFund VP	Income Fund -	Asset Allocation
	Europe 30	Opportunity	Small-Cap	Class IB Shares	Fund

Net investment income (loss)
Income:
Dividends	$ 113	$ 989	$ -	$ 41	$ 77
Total investment income	113	989	-	41	77
Expenses:
Mortality, expense risk
and other charges	588	1,021	1,935	17	59
Annual administrative charges	10	13	32	-	1
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	17	28	39	-	1
Other contract charges	134	204	459	-	21
Amortization of deferred charges	-	-	-	-	-
Total expenses	749	1,266	2,465	17	82
Net investment income (loss)	(636)	(277)	(2,465)	24	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,472	4,204	6,077	1,570	30
Capital gains distributions	648	-	1,640	-	38
Total realized gain (loss) on investments
and capital gains distributions	2,120	4,204	7,717	1,570	68
Net unrealized appreciation
(depreciation) of investments	3,139	(80)	7,390	(1,122)	235
Net realized and unrealized gain (loss)
on investments	5,259	4,124	15,107	448	303
Net increase (decrease) in net assets
resulting from operations	$ 4,623	$ 3,847	$ 12,642	$ 472	$ 298

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2006
	(Dollars in thousands)

	Wells Fargo		Wells Fargo
	Advantage	Wells Fargo	Advantage	Wells Fargo	Wells Fargo
	C&B Large	Advantage	Large	Advantage	Advantage
	Cap Value	Equity Income	Company	Money Market	Small Cap
	Fund	Fund	Growth Fund	Fund	Growth Fund

Net investment income (loss)
Income:
Dividends	$ 8	$ 16	$ -	$ 24	$ -
Total investment income	8	16	-	24	-
Expenses:
Mortality, expense risk
and other charges	11	20	56	11	16
Annual administrative charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	2	-	-
Other contract charges	3	5	17	1	4
Amortization of deferred charges	-	-	-	-	-
Total expenses	14	25	75	12	20
Net investment income (loss)	(6)	(9)	(75)	12	(20)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	24	15	17	-	10
Capital gains distributions	-	2	-	-	21
Total realized gain (loss) on investments
and capital gains distributions	24	17	17	-	31
Net unrealized appreciation
(depreciation) of investments	80	144	39	-	142
Net realized and unrealized gain (loss)
on investments	104	161	56	-	173
Net increase (decrease) in net assets
resulting from operations	$ 98	$ 152	$ (19)	$ 12	$ 153

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

Wells Fargo
Advantage
Total Return
Bond Fund

Net investment income (loss)
Income:
Dividends	$ 63
Total investment income	63
Expenses:
Mortality, expense risk
and other charges	25
Annual administrative charges	-
Minimum death benefit guarantee charges	-
Contingent deferred sales charges	-
Other contract charges	8
Amortization of deferred charges	-
Total expenses	33
Net investment income (loss)	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)
Capital gains distributions	-
Total realized gain (loss) on investments
and capital gains distributions	(5)
Net unrealized appreciation
(depreciation) of investments	(4)

Net realized and unrealized gain (loss)
on investments	(9)

Net increase (decrease) in net assets
resulting from operations	$ 21

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

			Columbia	Columbia
		Columbia Asset	Federal	Large Cap
	AIM V.I.	Allocation	Securities Fund,	Growth Fund,
	Leisure Fund -	Fund, Variable	Variable Series	Variable Series
	Series I Shares	Series - Class A	- Class A	- Class A

Net assets at January 1, 2005	$ 55,920	$ 601	$ 90	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(578)	5	4	(5)
Total realized gain (loss) on investments
and capital gains distributions	4,614	25	-	-
Net unrealized appreciation (depreciation)
of investments	(5,874)	(6)	(3)	21
Net increase (decrease) in net assets from operations	(1,838)	24	1	16
Changes from principal transactions:
Premiums	9,982	-	-	-
Surrenders and withdrawals	(9,739)	(101)	(6)	498
Death benefits	(404)	-	-	-
Transfers between Divisions
(including fixed account), net	(10)	(1)	-	1
Increase (decrease) in net assets derived from
principal transactions	(171)	(102)	(6)	499
Total increase (decrease) in net assets	(2,009)	(78)	(5)	515
Net assets at December 31, 2005	53,911	523	85	515

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(608)	5	4	(6)
Total realized gain (loss) on investments
and capital gains distributions	5,757	40	-	3
Net unrealized appreciation (depreciation)
of investments	4,848	5	(1)	45
Net increase (decrease) in net assets from operations	9,997	50	3	42
Changes from principal transactions:
Premiums	2,335	-	-	-
Surrenders and withdrawals	(13,353)	(27)	(6)	(8)
Death benefits	(463)	(8)	-	(2)
Transfers between Divisions
(including fixed account), net	(10)	2	(1)	-
Increase (decrease) in net assets derived from
principal transactions	(11,491)	(33)	(7)	(10)
Total increase (decrease) in net assets	(1,494)	17	(4)	32
Net assets at December 31, 2006	$ 52,417	$ 540	$ 81	$ 547

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	Columbia Small
	Company	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth Fund,	Equity-Income	Growth	Overseas
	Variable Series	Portfolio -	Portfolio -	Portfolio -
	- Class A	Service Class 2	Service Class 2	Service Class 2

Net assets at January 1, 2005	$ 81	$ 245,414	$ 239,959	$ 458

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,969)	(4,287)	(2)
Total realized gain (loss) on investments
and capital gains distributions	2	13,886	8,674	6
Net unrealized appreciation (depreciation)
of investments	-	(2,859)	1,208	45
Net increase (decrease) in net assets from operations	1	9,058	5,595	49
Changes from principal transactions:
Premiums	-	45,329	11,272	159
Surrenders and withdrawals	(4)	(21,169)	(49,518)	(217)
Death benefits	-	(2,098)	(1,322)	-
Transfers between Divisions
(including fixed account), net	-	11	(30)	1
Increase (decrease) in net assets derived from
principal transactions	(4)	22,073	(39,598)	(57)
Total increase (decrease) in net assets	(3)	31,131	(34,003)	(8)
Net assets at December 31, 2005	78	276,545	205,956	450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	2,725	(1,116)	2
Total realized gain (loss) on investments
and capital gains distributions	2	45,209	28,840	126
Net unrealized appreciation (depreciation)
of investments	7	3,831	(19,726)	(65)
Net increase (decrease) in net assets from operations	8	51,765	7,998	63
Changes from principal transactions:
Premiums	-	34,881	214	263
Surrenders and withdrawals	(3)	15,791	(213,576)	(777)
Death benefits	-	(2,948)	(584)	-
Transfers between Divisions
(including fixed account), net	(1)	(11)	(8)	1
Increase (decrease) in net assets derived from
principal transactions	(4)	47,713	(213,954)	(513)
Total increase (decrease) in net assets	4	99,478	(205,956)	(450)
Net assets at December 31, 2006	$ 82	$ 376,023	$ -	$ -

The accompanying notes are an integral part of these financial statements.

91

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Fidelity® VIP	Franklin Small
	Contrafund®	Cap Value	Mutual Shares
	Portfolio -	Securities Fund	Securities Fund	ING GET Fund
	Service Class 2	- Class 2	- Class 2	- Series N

Net assets at January 1, 2005	$ 46,859	$ 1,018	$ -	$ 17,679

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,971)	(5)	-	270
Total realized gain (loss) on investments
and capital gains distributions	1,205	73	-	(56)
Net unrealized appreciation (depreciation)
of investments	19,745	60	-	(242)
Net increase (decrease) in net assets from operations	18,979	128	-	(28)
Changes from principal transactions:
Premiums	84,508	1,084	-	(12)
Surrenders and withdrawals	117,745	170	-	(2,861)
Death benefits	(308)	-	-	(325)
Transfers between Divisions
(including fixed account), net	125	-	-	1
Increase (decrease) in net assets derived from
principal transactions	202,070	1,254	-	(3,197)
Total increase (decrease) in net assets	221,049	1,382	-	(3,225)
Net assets at December 31, 2005	267,908	2,400	-	14,454

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,188)	(15)	(406)	609
Total realized gain (loss) on investments
and capital gains distributions	51,769	268	139	(563)
Net unrealized appreciation (depreciation)
of investments	(10,078)	258	5,098	211
Net increase (decrease) in net assets from operations	37,503	511	4,831	257
Changes from principal transactions:
Premiums	206,130	2,732	29,138	(6)
Surrenders and withdrawals	51,996	(78)	43,288	(14,514)
Death benefits	(2,360)	-	(109)	(190)
Transfers between Divisions
(including fixed account), net	74	(2)	(2)	(1)
Increase (decrease) in net assets derived from
principal transactions	255,840	2,652	72,315	(14,711)
Total increase (decrease) in net assets	293,343	3,163	77,146	(14,454)
Net assets at December 31, 2006	$ 561,251	$ 5,563	$ 77,146	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series P	- Series Q	- Series R	- Series S

Net assets at January 1, 2005	$ 84,983	$ 107,135	$ 113,390	$ 134,146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,216	1,642	1,140	498
Total realized gain (loss) on investments
and capital gains distributions	(249)	521	3,427	3,921
Net unrealized appreciation (depreciation)
of investments	(1,646)	(2,797)	(5,242)	(5,012)
Net increase (decrease) in net assets from operations	(679)	(634)	(675)	(593)
Changes from principal transactions:
Premiums	(60)	(74)	(35)	(59)
Surrenders and withdrawals	(16,564)	(23,330)	(28,007)	(35,763)
Death benefits	(1,133)	(2,367)	(1,250)	(999)
Transfers between Divisions
(including fixed account), net	1	(3)	(4)	(8)
Increase (decrease) in net assets derived from
principal transactions	(17,756)	(25,774)	(29,296)	(36,829)
Total increase (decrease) in net assets	(18,435)	(26,408)	(29,971)	(37,422)
Net assets at December 31, 2005	66,548	80,727	83,419	96,724

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,875	1,366	1,052	824
Total realized gain (loss) on investments
and capital gains distributions	(2,998)	226	2,044	1,168
Net unrealized appreciation (depreciation)
of investments	1,436	641	193	2,037
Net increase (decrease) in net assets from operations	1,313	2,233	3,289	4,029
Changes from principal transactions:
Premiums	(57)	(41)	(38)	(30)
Surrenders and withdrawals	(66,962)	(18,031)	(15,583)	(22,780)
Death benefits	(841)	(1,320)	(1,184)	(737)
Transfers between Divisions
(including fixed account), net	(1)	(1)	(2)	2
Increase (decrease) in net assets derived from
principal transactions	(67,861)	(19,393)	(16,807)	(23,545)
Total increase (decrease) in net assets	(66,548)	(17,160)	(13,518)	(19,516)
Net assets at December 31, 2006	$ -	$ 63,567	$ 69,901	$ 77,208

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING
				AllianceBernstein
				Mid Cap Growth
	ING GET Fund	ING GET Fund	ING GET Fund	Portfolio - Service
	- Series T	- Series U	- Series V	Class

Net assets at January 1, 2005	$ 136,447	$ 143,398	$ 231,030	$ 517,014

Increase (decrease) in net assets
Operations:
Net investment income (loss)	550	(87)	(486)	(8,692)
Total realized gain (loss) on investments
and capital gains distributions	4,419	6,890	(697)	40,539
Net unrealized appreciation (depreciation)
of investments	(5,976)	(8,102)	(1,771)	(16,040)
Net increase (decrease) in net assets from operations	(1,007)	(1,299)	(2,954)	15,807
Changes from principal transactions:
Premiums	(81)	(65)	(95)	29,430
Surrenders and withdrawals	(28,608)	(22,641)	(48,387)	(88,122)
Death benefits	(2,332)	(1,592)	(1,746)	(8,173)
Transfers between Divisions
(including fixed account), net	(2)	6	38	(35)
Increase (decrease) in net assets derived from
principal transactions	(31,023)	(24,292)	(50,190)	(66,900)
Total increase (decrease) in net assets	(32,030)	(25,591)	(53,144)	(51,093)

Net assets at December 31, 2005	104,417	117,807	177,886	465,921

Increase (decrease) in net assets
Operations:
Net investment income (loss)	814	442	254	(9,053)
Total realized gain (loss) on investments
and capital gains distributions	1,750	602	(798)	97,959
Net unrealized appreciation (depreciation)
of investments	1,143	3,532	3,194	(94,836)
Net increase (decrease) in net assets from operations	3,707	4,576	2,650	(5,930)
Changes from principal transactions:
Premiums	(58)	(43)	(119)	36,365
Surrenders and withdrawals	(25,045)	(35,648)	(58,931)	(65,404)
Death benefits	(1,510)	(1,639)	(2,685)	(7,471)
Transfers between Divisions
(including fixed account), net	(2)	8	1	(23)
Increase (decrease) in net assets derived from
principal transactions	(26,615)	(37,322)	(61,734)	(36,533)
Total increase (decrease) in net assets	(22,908)	(32,746)	(59,084)	(42,463)

Net assets at December 31, 2006	$ 81,509	$ 85,061	$ 118,802	$ 423,458

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING
	AllianceBernstein		ING American	ING American
	Mid Cap Growth	ING American	Funds Growth-	Funds
	Portfolio - Service	Funds Growth	Income	International
	2 Class	Portfolio	Portfolio	Portfolio

Net assets at January 1, 2005	$ 12,840	$ 854,063	$ 661,150	$ 316,864

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(343)	(26,218)	(15,961)	(8,026)
Total realized gain (loss) on investments
and capital gains distributions	322	1,746	1,107	2,792
Net unrealized appreciation (depreciation)
of investments	859	185,941	47,900	102,227
Net increase (decrease) in net assets from operations	838	161,469	33,046	96,993
Changes from principal transactions:
Premiums	3,379	432,390	327,685	169,453
Surrenders and withdrawals	347	76,395	17,083	103,548
Death benefits	(59)	(7,405)	(7,739)	(3,339)
Transfers between Divisions
(including fixed account), net	(4)	(139)	22	(29)
Increase (decrease) in net assets derived from
principal transactions	3,663	501,241	337,051	269,633
Total increase (decrease) in net assets	4,501	662,710	370,097	366,626
Net assets at December 31, 2005	17,341	1,516,773	1,031,247	683,490

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(457)	(36,606)	(18,454)	(13,251)
Total realized gain (loss) on investments
and capital gains distributions	2,845	9,422	7,901	13,394
Net unrealized appreciation (depreciation)
of investments	(2,701)	150,937	149,603	129,485
Net increase (decrease) in net assets from operations	(313)	123,753	139,050	129,628
Changes from principal transactions:
Premiums	2,756	408,391	261,877	228,593
Surrenders and withdrawals	(844)	(58,627)	(48,049)	44,708
Death benefits	(125)	(11,198)	(10,033)	(8,234)
Transfers between Divisions
(including fixed account), net	(8)	(73)	26	124
Increase (decrease) in net assets derived from
principal transactions	1,779	338,493	203,821	265,191
Total increase (decrease) in net assets	1,466	462,246	342,871	394,819
Net assets at December 31, 2006	$ 18,807	$ 1,979,019	$ 1,374,118	$ 1,078,309

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING BlackRock		ING BlackRock	ING Capital
	Large Cap	ING BlackRock	Large Cap	Guardian
	Growth	Large Cap	Value Portfolio	Small/Mid Cap
	Portfolio -	Value Portfolio	- Service 2	Portfolio -
	Service Class	- Service Class	Class	Service Class

Net assets at January 1, 2005	$ 18,861	$ 40,913	$ 2,419	$ 538,021

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,255)	(938)	(63)	(8,628)
Total realized gain (loss) on investments
and capital gains distributions	1,861	1,543	99	29,745
Net unrealized appreciation (depreciation)
of investments	9,013	490	55	(38,485)
Net increase (decrease) in net assets from operations	9,619	1,095	91	(17,368)
Changes from principal transactions:
Premiums	6,077	7,388	999	31,814
Surrenders and withdrawals	117,546	(7,024)	(323)	(89,913)
Death benefits	(244)	(239)	(52)	(7,133)
Transfers between Divisions
(including fixed account), net	52	(9)	(2)	(50)
Increase (decrease) in net assets derived from
principal transactions	123,431	116	622	(65,282)
Total increase (decrease) in net assets	133,050	1,211	713	(82,650)
Net assets at December 31, 2005	151,911	42,124	3,132	455,371

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,154)	(1,017)	(74)	(6,968)
Total realized gain (loss) on investments
and capital gains distributions	11,812	3,666	154	34,105
Net unrealized appreciation (depreciation)
of investments	(1,992)	4,627	383	16,487
Net increase (decrease) in net assets from operations	6,666	7,276	463	43,624
Changes from principal transactions:
Premiums	7,522	13,483	657	9,367
Surrenders and withdrawals	(18,705)	8,166	351	(84,331)
Death benefits	(1,836)	(503)	(44)	(6,389)
Transfers between Divisions
(including fixed account), net	(35)	(7)	-	(39)
Increase (decrease) in net assets derived from
principal transactions	(13,054)	21,139	964	(81,392)
Total increase (decrease) in net assets	(6,388)	28,415	1,427	(37,768)
Net assets at December 31, 2006	$ 145,523	$ 70,539	$ 4,559	$ 417,603

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Capital			ING Eagle
	Guardian	ING Capital	ING Capital	Asset Capital
	Small/Mid Cap	Guardian U.S.	Guardian U.S.	Appreciation
	Portfolio -	Equities Portfolio -	Equities Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2005	$ 7,939	$ 648,665	$ 10,041	$ 223,247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(188)	(10,246)	(204)	(1,325)
Total realized gain (loss) on investments
and capital gains distributions	218	9,136	321	7,892
Net unrealized appreciation (depreciation)
of investments	(293)	23,268	282	(10,169)
Net increase (decrease) in net assets from operations	(263)	22,158	399	(3,602)
Changes from principal transactions:
Premiums	1,817	37,299	915	8,641
Surrenders and withdrawals	(352)	(104,143)	(247)	(39,830)
Death benefits	(4)	(8,092)	(142)	(4,211)
Transfers between Divisions
(including fixed account), net	1	(86)	(3)	(18)
Increase (decrease) in net assets derived from
principal transactions	1,462	(75,022)	523	(35,418)
Total increase (decrease) in net assets	1,199	(52,864)	922	(39,020)
Net assets at December 31, 2005	9,138	595,801	10,963	184,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(197)	(9,638)	(222)	591
Total realized gain (loss) on investments
and capital gains distributions	306	59,337	1,214	57,512
Net unrealized appreciation (depreciation)
of investments	774	(5,967)	(206)	(34,192)
Net increase (decrease) in net assets from operations	883	43,732	786	23,911
Changes from principal transactions:
Premiums	416	18,090	362	1,838
Surrenders and withdrawals	(979)	(89,374)	(856)	(205,695)
Death benefits	(59)	(6,942)	(154)	(4,267)
Transfers between Divisions
(including fixed account), net	(4)	7	(2)	(14)
Increase (decrease) in net assets derived from
principal transactions	(626)	(78,219)	(650)	(208,138)
Total increase (decrease) in net assets	257	(34,487)	136	(184,227)
Net assets at December 31, 2006	$ 9,395	$ 561,314	$ 11,099	$ -

The accompanying notes are an integral part of these financial statements.

	97

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Eagle
	Asset Capital	ING	ING	ING Evergreen
	Appreciation	EquitiesPlus	EquitiesPlus	Health Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2005	$ 1,905	$ -	$ -	$ 29,371

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	-	-	(1,750)
Total realized gain (loss) on investments
and capital gains distributions	37	-	-	6,647
Net unrealized appreciation (depreciation)
of investments	(49)	-	-	3,512
Net increase (decrease) in net assets from operations	(37)	-	-	8,409
Changes from principal transactions:
Premiums	885	-	-	21,309
Surrenders and withdrawals	314	-	-	102,063
Death benefits	-	-	-	(624)
Transfers between Divisions
(including fixed account), net	(1)	-	-	72
Increase (decrease) in net assets derived from
principal transactions	1,198	-	-	122,820
Total increase (decrease) in net assets	1,161	-	-	131,229
Net assets at December 31, 2005	3,066	-	-	160,600

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(1,622)	-	(3,977)
Total realized gain (loss) on investments
and capital gains distributions	671	223	-	4,245
Net unrealized appreciation (depreciation)
of investments	(265)	9,868	3	18,675
Net increase (decrease) in net assets from operations	401	8,469	3	18,943
Changes from principal transactions:
Premiums	188	646	30	22,996
Surrenders and withdrawals	(3,648)	119,036	-	(8,484)
Death benefits	(6)	(1,724)	-	(1,839)
Transfers between Divisions
(including fixed account), net	(1)	-	-	10
Increase (decrease) in net assets derived from
principal transactions	(3,467)	117,958	30	12,683
Total increase (decrease) in net assets	(3,066)	126,427	33	31,626
Net assets at December 31, 2006	$ -	$ 126,427	$ 33	$ 192,226

The accompanying notes are an integral part of these financial statements.

98

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Evergreen	ING Evergreen	ING FMRSM	ING FMRSM
	Omega	Omega	Diversified Mid Diversified Mid
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2005	$ 3,037	$ 317	$ 252,365	$ 9,744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(108)	(17)	(6,575)	(363)
Total realized gain (loss) on investments
and capital gains distributions	135	10	33,706	1,366
Net unrealized appreciation (depreciation)
of investments	176	42	13,301	1,144
Net increase (decrease) in net assets from operations	203	35	40,432	2,147
Changes from principal transactions:
Premiums	1,890	489	46,070	6,548
Surrenders and withdrawals	2,904	136	233,661	9,957
Death benefits	(41)	(16)	(2,648)	(23)
Transfers between Divisions
(including fixed account), net	1	-	(43)	(4)
Increase (decrease) in net assets derived from
principal transactions	4,754	609	277,040	16,478
Total increase (decrease) in net assets	4,957	644	317,472	18,625
Net assets at December 31, 2005	7,994	961	569,837	28,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(177)	(29)	(13,132)	(829)
Total realized gain (loss) on investments
and capital gains distributions	411	13	81,755	4,422
Net unrealized appreciation (depreciation)
of investments	117	52	(14,480)	(859)
Net increase (decrease) in net assets from operations	351	36	54,143	2,734
Changes from principal transactions:
Premiums	1,181	269	72,508	4,384
Surrenders and withdrawals	1,042	66	(61,575)	756
Death benefits	(42)	-	(7,752)	(145)
Transfers between Divisions
(including fixed account), net	6	(1)	(82)	(8)
Increase (decrease) in net assets derived from
principal transactions	2,187	334	3,099	4,987
Total increase (decrease) in net assets	2,538	370	57,242	7,721
Net assets at December 31, 2006	$ 10,532	$ 1,331	$ 627,079	$ 36,090

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING FMRSM	ING FMRSM	ING FMRSM	ING FMRSM
	Large Cap	Large Cap	Mid Cap	Mid Cap
	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2005	$ -	$ -	$ 661,572	$ 17,093

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	-	(11,197)	(426)
Total realized gain (loss) on investments
and capital gains distributions	53	-	46,175	899
Net unrealized appreciation (depreciation)
of investments	179	-	(33,898)	(337)
Net increase (decrease) in net assets from operations	196	-	1,080	136
Changes from principal transactions:
Premiums	380	5	23,457	3,216
Surrenders and withdrawals	8,694	10	(123,134)	(1,141)
Death benefits	(28)	-	(10,081)	(128)
Transfers between Divisions
(including fixed account), net	-	1	(54)	(4)
Increase (decrease) in net assets derived from
principal transactions	9,046	16	(109,812)	1,943
Total increase (decrease) in net assets	9,242	16	(108,732)	2,079
Net assets at December 31, 2005	9,242	16	552,840	19,172

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,871)	-	(9,924)	(477)
Total realized gain (loss) on investments
and capital gains distributions	(1,314)	-	41,215	570
Net unrealized appreciation (depreciation)
of investments	147	(16)	(20,014)	230
Net increase (decrease) in net assets from operations	(4,038)	(16)	11,277	323
Changes from principal transactions:
Premiums	2,558	-	16,994	1,682
Surrenders and withdrawals	178,052	-	(99,221)	(1,363)
Death benefits	(771)	-	(8,319)	(92)
Transfers between Divisions
(including fixed account), net	(18)	-	(40)	(4)
Increase (decrease) in net assets derived from
principal transactions	179,821	-	(90,586)	223
Total increase (decrease) in net assets	175,783	(16)	(79,309)	546
Net assets at December 31, 2006	$ 185,025	$ -	$ 473,531	$ 19,718

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Franklin	ING Franklin	ING Global	ING Global
	Income	Income	Real Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and withdrawals	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2005	-	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,106)	(27)	862	12
Total realized gain (loss) on investments
and capital gains distributions	70	2	658	21
Net unrealized appreciation (depreciation)
of investments	8,850	191	7,217	170
Net increase (decrease) in net assets from operations	7,814	166	8,737	203
Changes from principal transactions:
Premiums	48,899	1,511	19,642	722
Surrenders and withdrawals	100,071	1,240	47,849	881
Death benefits	(182)	-	(111)	-
Transfers between Divisions
(including fixed account), net	91	(1)	(4)	1
Increase (decrease) in net assets derived from
principal transactions	148,879	2,750	67,376	1,604
Total increase (decrease) in net assets	156,693	2,916	76,113	1,807
Net assets at December 31, 2006	$ 156,693	$ 2,916	$ 76,113	$ 1,807

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Global	ING Global	ING Global	ING Global
	Resources	Resources	Technology	Technology
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2005	$ 187,945	$ 10,189	$ 68,251	$ 4,337

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,695)	(258)	(1,416)	(121)
Total realized gain (loss) on investments
and capital gains distributions	29,104	1,127	7,787	334
Net unrealized appreciation (depreciation)
of investments	52,783	3,988	(7,142)	(196)
Net increase (decrease) in net assets from operations	78,192	4,857	(771)	17
Changes from principal transactions:
Premiums	51,752	6,201	9,413	1,359
Surrenders and withdrawals	59,015	1,343	(3,475)	79
Death benefits	(2,947)	(39)	(300)	(43)
Transfers between Divisions
(including fixed account), net	(37)	(4)	(14)	(1)
Increase (decrease) in net assets derived from
principal transactions	107,783	7,501	5,624	1,394
Total increase (decrease) in net assets	185,975	12,358	4,853	1,411
Net assets at December 31, 2005	373,920	22,547	73,104	5,748

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,663)	(678)	(1,687)	(157)
Total realized gain (loss) on investments
and capital gains distributions	87,114	4,633	9,774	760
Net unrealized appreciation (depreciation)
of investments	(7,594)	347	(3,019)	(258)
Net increase (decrease) in net assets from operations	69,857	4,302	5,068	345
Changes from principal transactions:
Premiums	98,219	4,741	10,444	493
Surrenders and withdrawals	(8,387)	283	(7,885)	249
Death benefits	(3,829)	(85)	(358)	(3)
Transfers between Divisions
(including fixed account), net	29	(7)	(16)	(3)
Increase (decrease) in net assets derived from
principal transactions	86,032	4,932	2,185	736
Total increase (decrease) in net assets	155,889	9,234	7,253	1,081
Net assets at December 31, 2006	$ 529,809	$ 31,781	$ 80,357	$ 6,829

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING	ING	ING Janus	ING Janus
	International	International	Contrarian	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2005	$ 177,640	$ 9,037	$ 65,678	$ 2,177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	849	6	(1,402)	(68)
Total realized gain (loss) on investments
and capital gains distributions	18,833	918	6,143	173
Net unrealized appreciation (depreciation)
of investments	(7,286)	(180)	3,792	291
Net increase (decrease) in net assets from operations	12,396	744	8,533	396
Changes from principal transactions:
Premiums	5,289	1,180	8,797	1,249
Surrenders and withdrawals	(31,839)	(839)	(951)	(37)
Death benefits	(2,769)	(28)	(582)	(28)
Transfers between Divisions
(including fixed account), net	(11)	(4)	(13)	(2)
Increase (decrease) in net assets derived from
principal transactions	(29,330)	309	7,251	1,182
Total increase (decrease) in net assets	(16,934)	1,053	15,784	1,578
Net assets at December 31, 2005	160,706	10,090	81,462	3,755

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(484)	(93)	(1,994)	(108)
Total realized gain (loss) on investments
and capital gains distributions	30,734	1,940	12,369	347
Net unrealized appreciation (depreciation)
of investments	(2,607)	(117)	11,261	755
Net increase (decrease) in net assets from operations	27,643	1,730	21,636	994
Changes from principal transactions:
Premiums	180	2	26,712	1,531
Surrenders and withdrawals	(29,893)	(1,343)	21,032	987
Death benefits	(2,678)	(30)	(1,277)	(31)
Transfers between Divisions
(including fixed account), net	(14)	-	101	(2)
Increase (decrease) in net assets derived from
principal transactions	(32,405)	(1,371)	46,568	2,485
Total increase (decrease) in net assets	(4,762)	359	68,204	3,479
Net assets at December 31, 2006	$ 155,944	$ 10,449	$ 149,666	$ 7,234

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING JPMorgan	ING JPMorgan		ING JPMorgan
	Emerging	Emerging	ING JPMorgan	Small Cap Core
	Markets Equity	Markets Equity	Small Cap Core	Equity Portfolio
	Portfolio -	Portfolio -	Equity Portfolio	- Service 2
	Adviser Class	Service Class	- Service Class	Class

Net assets at January 1, 2005	$ 7,217	$ 151,706	$ 158,627	$ 32,610

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(289)	(4,135)	(3,667)	(961)
Total realized gain (loss) on investments
and capital gains distributions	196	13,512	24,722	4,420
Net unrealized appreciation (depreciation)
of investments	3,946	53,031	(18,130)	(2,580)
Net increase (decrease) in net assets from operations	3,853	62,408	2,925	879
Changes from principal transactions:
Premiums	6,454	40,013	42,516	11,627
Surrenders and withdrawals	2,340	53,633	(25,609)	486
Death benefits	(83)	(2,414)	(944)	(183)
Transfers between Divisions
(including fixed account), net	(3)	(20)	(29)	(10)
Increase (decrease) in net assets derived from
principal transactions	8,708	91,212	15,934	11,920
Total increase (decrease) in net assets	12,561	153,620	18,859	12,799
Net assets at December 31, 2005	19,778	305,326	177,486	45,409

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(542)	(6,573)	(4,782)	(1,245)
Total realized gain (loss) on investments
and capital gains distributions	1,464	41,525	13,087	2,732
Net unrealized appreciation (depreciation)
of investments	6,821	73,947	17,579	4,850
Net increase (decrease) in net assets from operations	7,743	108,899	25,884	6,337
Changes from principal transactions:
Premiums	6,330	88,616	39,631	6,055
Surrenders and withdrawals	1,537	4,616	(2,278)	(3,454)
Death benefits	(105)	(4,716)	(1,225)	(234)
Transfers between Divisions
(including fixed account), net	(6)	26	(15)	(11)
Increase (decrease) in net assets derived from
principal transactions	7,756	88,542	36,113	2,356
Total increase (decrease) in net assets	15,499	197,441	61,997	8,693
Net assets at December 31, 2006	$ 35,277	$ 502,767	$ 239,483	$ 54,102

The accompanying notes are an integral part of these financial statements.

104

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING JPMorgan	ING JPMorgan
	Value	Value	ING Julius	ING Julius
	Opportunities	Opportunities	Baer Foreign	Baer Foreign
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2005	$ -	$ -	$ 185,592	$ 17,516

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(251)	(6)	(5,686)	(664)
Total realized gain (loss) on investments
and capital gains distributions	(133)	3	29,961	2,926
Net unrealized appreciation (depreciation)
of investments	915	19	12,668	1,776
Net increase (decrease) in net assets from operations	531	16	36,943	4,038
Changes from principal transactions:
Premiums	3,278	768	83,045	14,522
Surrenders and withdrawals	37,087	80	52,549	3,220
Death benefits	(82)	-	(1,539)	(109)
Transfers between Divisions
(including fixed account), net	(1)	-	(47)	(5)
Increase (decrease) in net assets derived from
principal transactions	40,282	848	134,008	17,628
Total increase (decrease) in net assets	40,813	864	170,951	21,666
Net assets at December 31, 2005	40,813	864	356,543	39,182

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(726)	(21)	(10,809)	(1,280)
Total realized gain (loss) on investments
and capital gains distributions	1,650	21	7,461	518
Net unrealized appreciation (depreciation)
of investments	7,757	195	114,470	12,502
Net increase (decrease) in net assets from operations	8,681	195	111,122	11,740
Changes from principal transactions:
Premiums	7,539	352	107,892	9,945
Surrenders and withdrawals	13,509	298	59,160	3,761
Death benefits	(622)	-	(4,098)	(149)
Transfers between Divisions
(including fixed account), net	26	1	(1)	(10)
Increase (decrease) in net assets derived from
principal transactions	20,452	651	162,953	13,547
Total increase (decrease) in net assets	29,133	846	274,075	25,287
Net assets at December 31, 2006	$ 69,946	$ 1,710	$ 630,618	$ 64,469

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Legg	ING Legg
	Mason Partners	Mason Partners	ING Legg	ING Legg
	All Cap	All Cap	Mason Value	Mason Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2005	$ 427,236	$ 14,779	$ 288,326	$ 13,915

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,188)	(330)	(7,167)	(473)
Total realized gain (loss) on investments
and capital gains distributions	7,112	232	798	607
Net unrealized appreciation (depreciation)
of investments	6,550	620	22,857	1,101
Net increase (decrease) in net assets from operations	7,474	522	16,488	1,235
Changes from principal transactions:
Premiums	18,511	6,090	88,254	9,406
Surrenders and withdrawals	(77,715)	(210)	9,547	2,785
Death benefits	(4,695)	(124)	(3,514)	(187)
Transfers between Divisions
(including fixed account), net	(78)	(8)	33	(3)
Increase (decrease) in net assets derived from
principal transactions	(63,977)	5,748	94,320	12,001
Total increase (decrease) in net assets	(56,503)	6,270	110,808	13,236
Net assets at December 31, 2005	370,733	21,049	399,134	27,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,942)	(397)	(8,749)	(691)
Total realized gain (loss) on investments
and capital gains distributions	15,159	792	7,771	804
Net unrealized appreciation (depreciation)
of investments	42,449	2,977	17,735	981
Net increase (decrease) in net assets from operations	52,666	3,372	16,757	1,094
Changes from principal transactions:
Premiums	12,085	1,918	61,177	3,931
Surrenders and withdrawals	(60,290)	300	(54,286)	(2,008)
Death benefits	(5,092)	(177)	(3,042)	(174)
Transfers between Divisions
(including fixed account), net	(29)	(6)	(20)	(5)
Increase (decrease) in net assets derived from
principal transactions	(53,326)	2,035	3,829	1,744
Total increase (decrease) in net assets	(660)	5,407	20,586	2,838
Net assets at December 31, 2006	$ 370,073	$ 26,456	$ 419,720	$ 29,989

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING LifeStyle	ING LifeStyle
	Aggressive	Aggressive	ING LifeStyle	ING LifeStyle
	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2005	$ 214,566	$ -	$ 475,452	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,131)	-	(18,261)	-
Total realized gain (loss) on investments
and capital gains distributions	1,189	-	2,766	-
Net unrealized appreciation (depreciation)
of investments	47,272	-	81,446	-
Net increase (decrease) in net assets from operations	38,330	-	65,951	-
Changes from principal transactions:
Premiums	368,282	-	683,518	-
Surrenders and withdrawals	54,436	-	152,808	-
Death benefits	(3,131)	-	(3,723)	-
Transfers between Divisions
(including fixed account), net	(87)	-	(199)	-
Increase (decrease) in net assets derived from
principal transactions	419,500	-	832,404	-
Total increase (decrease) in net assets	457,830	-	898,355	-
Net assets at December 31, 2005	672,396	-	1,373,807	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20,814)	(20)	(37,086)	(46)
Total realized gain (loss) on investments
and capital gains distributions	29,597	13	39,963	20
Net unrealized appreciation (depreciation)
of investments	122,890	184	247,306	492
Net increase (decrease) in net assets from operations	131,673	177	250,183	466
Changes from principal transactions:
Premiums	307,014	706	964,919	5,693
Surrenders and withdrawals	28,785	1,647	144,765	1,928
Death benefits	(4,052)	-	(14,164)	-
Transfers between Divisions
(including fixed account), net	(252)	(1)	(188)	204
Increase (decrease) in net assets derived from
principal transactions	331,495	2,352	1,095,332	7,825
Total increase (decrease) in net assets	463,168	2,529	1,345,515	8,291
Net assets at December 31, 2006	$ 1,135,564	$ 2,529	$ 2,719,322	$ 8,291

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING LifeStyle	ING LifeStyle
	Moderate	Moderate	ING LifeStyle	ING LifeStyle
	Growth	Growth	Moderate	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2005	$ 453,887	$ -	$ 211,827	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,624)	-	(4,895)	-
Total realized gain (loss) on investments
and capital gains distributions	4,693	-	5,137	-
Net unrealized appreciation (depreciation)
of investments	53,813	-	16,794	-
Net increase (decrease) in net assets from operations	44,882	-	17,036	-
Changes from principal transactions:
Premiums	611,469	-	207,483	-
Surrenders and withdrawals	134,811	-	82,081	-
Death benefits	(5,451)	-	(2,627)	-
Transfers between Divisions
(including fixed account), net	31	-	(68)	-
Increase (decrease) in net assets derived from
principal transactions	740,860	-	286,869	-
Total increase (decrease) in net assets	785,742	-	303,905	-
Net assets at December 31, 2005	1,239,629	-	515,732	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23,549)	(28)	(7,934)	(25)
Total realized gain (loss) on investments
and capital gains distributions	29,960	11	15,781	71
Net unrealized appreciation (depreciation)
of investments	172,167	266	56,088	434
Net increase (decrease) in net assets from operations	178,578	249	63,935	480
Changes from principal transactions:
Premiums	664,943	3,717	256,513	1,767
Surrenders and withdrawals	61,829	1,214	73,286	5,472
Death benefits	(13,261)	-	(5,996)	-
Transfers between Divisions
(including fixed account), net	(312)	-	207	(1)
Increase (decrease) in net assets derived from
principal transactions	713,199	4,931	324,010	7,238
Total increase (decrease) in net assets	891,777	5,180	387,945	7,718
Net assets at December 31, 2006	$ 2,131,406	$ 5,180	$ 903,677	$ 7,718

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING Lord
	ING Limited		ING Liquid	Abbett
	Maturity Bond	ING Liquid	Assets Portfolio	Affiliated
	Portfolio -	Assets Portfolio	- Service 2	Portfolio -
	Service Class	- Service Class	Class	Service Class

Net assets at January 1, 2005	$ 357,305	$ 618,281	$ 9,497	$ 145,322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,755	(32,972)	(635)	(1,160)
Total realized gain (loss) on investments
and capital gains distributions	(2,857)	-	-	1,031
Net unrealized appreciation (depreciation)
of investments	(6,689)	-	-	3,941
Net increase (decrease) in net assets from operations	(791)	(32,972)	(635)	3,812
Changes from principal transactions:
Premiums	348	305,312	21,103	3,904
Surrenders and withdrawals	(81,225)	(293,392)	(17,091)	(25,371)
Death benefits	(5,957)	(14,934)	(1,563)	(1,559)
Transfers between Divisions
(including fixed account), net	(36)	64	(4)	(18)
Increase (decrease) in net assets derived from
principal transactions	(86,870)	(2,950)	2,445	(23,044)
Total increase (decrease) in net assets	(87,661)	(35,922)	1,810	(19,232)
Net assets at December 31, 2005	269,644	582,359	11,307	126,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,189	(25,079)	(676)	(1,727)
Total realized gain (loss) on investments
and capital gains distributions	(5,005)	-	-	15,045
Net unrealized appreciation (depreciation)
of investments	5,334	-	-	6,210
Net increase (decrease) in net assets from operations	4,518	(25,079)	(676)	19,528
Changes from principal transactions:
Premiums	279	357,166	5,653	11,296
Surrenders and withdrawals	(52,201)	(186,145)	(830)	22
Death benefits	(5,919)	(18,320)	(19)	(1,310)
Transfers between Divisions
(including fixed account), net	(30)	136	(5)	26
Increase (decrease) in net assets derived from
principal transactions	(57,871)	152,837	4,799	10,034
Total increase (decrease) in net assets	(53,353)	127,758	4,123	29,562
Net assets at December 31, 2006	$ 216,291	$ 710,117	$ 15,430	$ 155,652

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Lord			ING
	Abbett			MarketStyle
	Affiliated	ING MarketPro ING MarketPro		Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2005	$ 1,920	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	(5)	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	38	-	-	-
Net unrealized appreciation (depreciation)
of investments	76	29	(1)	12
Net increase (decrease) in net assets from operations	91	24	(1)	7
Changes from principal transactions:
Premiums	777	1,937	48	2,624
Surrenders and withdrawals	16	347	19	20
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	1
Increase (decrease) in net assets derived from
principal transactions	793	2,284	67	2,645
Total increase (decrease) in net assets	884	2,308	66	2,652
Net assets at December 31, 2005	2,804	2,308	66	2,652

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44)	(287)	(96)	(112)
Total realized gain (loss) on investments
and capital gains distributions	433	123	5	25
Net unrealized appreciation (depreciation)
of investments	42	1,731	488	721
Net increase (decrease) in net assets from operations	431	1,567	397	634
Changes from principal transactions:
Premiums	506	26,454	7,018	5,033
Surrenders and withdrawals	(29)	(95)	1,246	174
Death benefits	(25)	-	-	-
Transfers between Divisions
(including fixed account), net	(2)	(1)	-	(1)
Increase (decrease) in net assets derived from
principal transactions	450	26,358	8,264	5,206
Total increase (decrease) in net assets	881	27,925	8,661	5,840
Net assets at December 31, 2006	$ 3,685	$ 30,233	$ 8,727	$ 8,492

The accompanying notes are an integral part of these financial statements.

110

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING
	MarketStyle	ING
	Moderate	MarketStyle	ING Marsico	ING Marsico
	Growth	Moderate	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class

Net assets at January 1, 2005	$ -	$ -	$ 813,432	$ 15,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(2)	(15,570)	(436)
Total realized gain (loss) on investments
and capital gains distributions	-	-	34,371	384
Net unrealized appreciation (depreciation)
of investments	49	3	33,167	1,341
Net increase (decrease) in net assets from operations	39	1	51,968	1,289
Changes from principal transactions:
Premiums	3,166	905	54,704	5,857
Surrenders and withdrawals	-	-	(85,785)	333
Death benefits	-	-	(15,862)	(25)
Transfers between Divisions
(including fixed account), net	1	-	(43)	(3)
Increase (decrease) in net assets derived from
principal transactions	3,167	905	(46,986)	6,162
Total increase (decrease) in net assets	3,206	906	4,982	7,451
Net assets at December 31, 2005	3,206	906	818,414	22,546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(113)	(30)	(15,094)	(575)
Total realized gain (loss) on investments
and capital gains distributions	19	4	48,809	693
Net unrealized appreciation (depreciation)
of investments	714	172	(14,354)	376
Net increase (decrease) in net assets from operations	620	146	19,361	494
Changes from principal transactions:
Premiums	4,831	1,095	43,046	3,560
Surrenders and withdrawals	52	(36)	(134,505)	(1,708)
Death benefits	-	-	(14,115)	(101)
Transfers between Divisions
(including fixed account), net	(1)	1	64	(7)
Increase (decrease) in net assets derived from
principal transactions	4,882	1,060	(105,510)	1,744
Total increase (decrease) in net assets	5,502	1,206	(86,149)	2,238
Net assets at December 31, 2006	$ 8,708	$ 2,112	$ 732,265	$ 24,784

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Marsico
	International	ING MFS Total	ING MFS Total	ING MFS
	Opportunities	Return	Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2005	$ -	$ 1,279,372	$ 35,147	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(608)	3,209	(73)	(250)
Total realized gain (loss) on investments
and capital gains distributions	2,292	56,965	1,889	5,017
Net unrealized appreciation (depreciation)
of investments	10,559	(48,418)	(1,601)	(1,580)
Net increase (decrease) in net assets from operations	12,243	11,756	215	3,187
Changes from principal transactions:
Premiums	9,159	113,871	12,792	25,375
Surrenders and withdrawals	102,644	(115,811)	503	122,922
Death benefits	(105)	(23,001)	(220)	(412)
Transfers between Divisions
(including fixed account), net	(3)	145	(12)	13
Increase (decrease) in net assets derived from
principal transactions	111,695	(24,796)	13,063	147,898
Total increase (decrease) in net assets	123,938	(13,040)	13,278	151,085
Net assets at December 31, 2005	123,938	1,266,332	48,425	151,085

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,384)	4,022	(106)	(3,920)
Total realized gain (loss) on investments
and capital gains distributions	6,377	67,865	3,224	4,033
Net unrealized appreciation (depreciation)
of investments	26,050	41,708	1,306	48,519
Net increase (decrease) in net assets from operations	29,043	113,595	4,424	48,632
Changes from principal transactions:
Premiums	28,713	62,555	3,789	39,170
Surrenders and withdrawals	(1,226)	(193,155)	(3,270)	28,264
Death benefits	(1,234)	(21,586)	(570)	(2,155)
Transfers between Divisions
(including fixed account), net	(14)	29	(11)	(14)
Increase (decrease) in net assets derived from
principal transactions	26,239	(152,157)	(62)	65,265
Total increase (decrease) in net assets	55,282	(38,562)	4,362	113,897
Net assets at December 31, 2006	$ 179,220	$ 1,227,770	$ 52,787	$ 264,982

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Main Street	Main Street	Core Bond	Core Bond
	Portfolio® -	Portfolio® -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2005	$ 487,638	$ 2,848	$ 581,595	$ 27,855

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,417)	(49)	8,956	319
Total realized gain (loss) on investments
and capital gains distributions	394	52	10,293	352
Net unrealized appreciation (depreciation)
of investments	20,294	147	(16,867)	(719)
Net increase (decrease) in net assets from operations	16,271	150	2,382	(48)
Changes from principal transactions:
Premiums	15,930	1,171	71,804	7,973
Surrenders and withdrawals	(62,861)	212	(29,075)	164
Death benefits	(9,540)	(26)	(7,229)	(198)
Transfers between Divisions
(including fixed account), net	(37)	(5)	49	(7)
Increase (decrease) in net assets derived from
principal transactions	(56,508)	1,352	35,549	7,932
Total increase (decrease) in net assets	(40,237)	1,502	37,931	7,884
Net assets at December 31, 2005	447,401	4,350	619,526	35,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,651)	(67)	2,923	61
Total realized gain (loss) on investments
and capital gains distributions	10,318	120	2,524	(10)
Net unrealized appreciation (depreciation)
of investments	45,385	493	8,390	662
Net increase (decrease) in net assets from operations	52,052	546	13,837	713
Changes from principal transactions:
Premiums	13,712	459	49,773	3,440
Surrenders and withdrawals	(67,328)	(171)	(36,819)	2,236
Death benefits	(10,127)	(25)	(17,204)	(151)
Transfers between Divisions
(including fixed account), net	(22)	(1)	46	(7)
Increase (decrease) in net assets derived from
principal transactions	(63,765)	262	(4,204)	5,518
Total increase (decrease) in net assets	(11,713)	808	9,633	6,231
Net assets at December 31, 2006	$ 435,688	$ 5,158	$ 629,159	$ 41,970

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING T. Rowe
	ING PIMCO		ING Pioneer	Price Capital
	High Yield	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 654,861	$ -	$ -	$ 1,866,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29,331	(184)	(4,088)	(15,328)
Total realized gain (loss) on investments
and capital gains distributions	6,949	49	691	85,879
Net unrealized appreciation (depreciation)
of investments	(22,893)	2,279	17,176	45,590
Net increase (decrease) in net assets from operations	13,387	2,144	13,779	116,141
Changes from principal transactions:
Premiums	69,158	4,023	62,682	372,946
Surrenders and withdrawals	(104,056)	76,207	517,562	(90,907)
Death benefits	(9,117)	(118)	(1,007)	(25,406)
Transfers between Divisions
(including fixed account), net	14	(3)	(20)	(91)
Increase (decrease) in net assets derived from
principal transactions	(44,001)	80,109	579,217	256,542
Total increase (decrease) in net assets	(30,614)	82,253	592,996	372,683
Net assets at December 31, 2005	624,247	82,253	592,996	2,239,487

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28,652	(1,873)	(12,410)	(21,753)
Total realized gain (loss) on investments
and capital gains distributions	8,071	1,147	5,572	186,248
Net unrealized appreciation (depreciation)
of investments	4,784	12,451	63,540	115,365
Net increase (decrease) in net assets from operations	41,507	11,725	56,702	279,860
Changes from principal transactions:
Premiums	61,412	8,838	66,523	317,506
Surrenders and withdrawals	(68,454)	(3,989)	(82,910)	(220,251)
Death benefits	(9,486)	(541)	(5,560)	(29,000)
Transfers between Divisions
(including fixed account), net	(24)	(11)	(89)	(79)
Increase (decrease) in net assets derived from
principal transactions	(16,552)	4,297	(22,036)	68,176
Total increase (decrease) in net assets	24,955	16,022	34,666	348,036
Net assets at December 31, 2006	$ 649,202	$ 98,275	$ 627,662	$ 2,587,523

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	ING Templeton
	Appreciation	Income	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2005	$ 55,427	$ 916,190	$ 23,091	$ 383,093

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(826)	(8,424)	(360)	(4,532)
Total realized gain (loss) on investments
and capital gains distributions	3,100	30,897	1,517	8,603
Net unrealized appreciation (depreciation)
of investments	1,906	(5,030)	(709)	22,661
Net increase (decrease) in net assets from operations	4,180	17,443	448	26,732
Changes from principal transactions:
Premiums	27,683	100,383	7,598	25,674
Surrenders and withdrawals	4,940	(80,601)	270	(55,678)
Death benefits	(697)	(13,343)	(124)	(6,208)
Transfers between Divisions
(including fixed account), net	(21)	44	(4)	(43)
Increase (decrease) in net assets derived from
principal transactions	31,905	6,483	7,740	(36,255)
Total increase (decrease) in net assets	36,085	23,926	8,188	(9,523)
Net assets at December 31, 2005	91,512	940,116	31,279	373,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,364)	(7,215)	(379)	(4,323)
Total realized gain (loss) on investments
and capital gains distributions	8,352	59,652	2,418	51,562
Net unrealized appreciation (depreciation)
of investments	4,726	97,107	3,010	25,931
Net increase (decrease) in net assets from operations	11,714	149,544	5,049	73,170
Changes from principal transactions:
Premiums	12,711	56,442	2,158	43,010
Surrenders and withdrawals	157	(107,600)	(1,885)	(16,674)
Death benefits	(461)	(12,945)	(150)	(6,891)
Transfers between Divisions
(including fixed account), net	(26)	(69)	(7)	(18)
Increase (decrease) in net assets derived from
principal transactions	12,381	(64,172)	116	19,427
Total increase (decrease) in net assets	24,095	85,372	5,165	92,597
Net assets at December 31, 2006	$ 115,607	$ 1,025,488	$ 36,444	$ 466,167

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING Van
	ING Templeton	ING UBS U.S.	ING UBS U.S.	Kampen Equity
	Global Growth	Allocation	Allocation	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2005	$ 4,767	$ 102,102	$ 3,204	$ 40,329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(91)	(897)	(46)	(860)
Total realized gain (loss) on investments
and capital gains distributions	152	1,170	67	2,019
Net unrealized appreciation (depreciation)
of investments	394	4,474	163	4,593
Net increase (decrease) in net assets from operations	455	4,747	184	5,752
Changes from principal transactions:
Premiums	1,240	11,903	1,078	6,439
Surrenders and withdrawals	21	(1,532)	243	8,620
Death benefits	(15)	(1,381)	-	(248)
Transfers between Divisions
(including fixed account), net	-	(26)	(1)	(5)
Increase (decrease) in net assets derived from
principal transactions	1,246	8,964	1,320	14,806
Total increase (decrease) in net assets	1,701	13,711	1,504	20,558
Net assets at December 31, 2005	6,468	115,813	4,708	60,887

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(115)	(784)	(61)	(1,270)
Total realized gain (loss) on investments
and capital gains distributions	1,068	3,916	133	6,346
Net unrealized appreciation (depreciation)
of investments	347	5,580	341	(4,210)
Net increase (decrease) in net assets from operations	1,300	8,712	413	866
Changes from principal transactions:
Premiums	759	1,941	679	7,338
Surrenders and withdrawals	71	(20,908)	(396)	(12,388)
Death benefits	(120)	(1,825)	(70)	(338)
Transfers between Divisions
(including fixed account), net	1	(10)	(1)	(8)
Increase (decrease) in net assets derived from
principal transactions	711	(20,802)	212	(5,396)
Total increase (decrease) in net assets	2,011	(12,090)	625	(4,530)
Net assets at December 31, 2006	$ 8,479	$ 103,723	$ 5,333	$ 56,357

The accompanying notes are an integral part of these financial statements.

116

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING Van
	ING Van	ING Van	ING Van	Kampen
	Kampen Equity	Kampen Global	Kampen Global	Growth and
	Growth	Franchise	Franchise	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2005	$ 9,811	$ 117,208	$ 39,831	$ 772,796

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(239)	(3,512)	(1,216)	(6,646)
Total realized gain (loss) on investments
and capital gains distributions	232	7,778	836	12,167
Net unrealized appreciation (depreciation)
of investments	1,390	10,038	4,796	54,120
Net increase (decrease) in net assets from operations	1,383	14,304	4,416	59,641
Changes from principal transactions:
Premiums	2,047	54,687	20,498	49,104
Surrenders and withdrawals	(313)	28,388	1,812	(72,080)
Death benefits	(110)	(865)	(303)	(17,769)
Transfers between Divisions
(including fixed account), net	(3)	(12)	(17)	(37)
Increase (decrease) in net assets derived from
principal transactions	1,621	82,198	21,990	(40,782)
Total increase (decrease) in net assets	3,004	96,502	26,406	18,859
Net assets at December 31, 2005	12,815	213,710	66,237	791,655

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(321)	(1,633)	(592)	(6,091)
Total realized gain (loss) on investments
and capital gains distributions	905	16,567	4,789	82,064
Net unrealized appreciation (depreciation)
of investments	(385)	28,719	8,492	29,973
Net increase (decrease) in net assets from operations	199	43,653	12,689	105,946
Changes from principal transactions:
Premiums	1,207	44,943	10,729	44,176
Surrenders and withdrawals	(672)	7,409	(5,116)	(73,642)
Death benefits	(143)	(1,504)	(474)	(16,693)
Transfers between Divisions
(including fixed account), net	(1)	(33)	(19)	(57)
Increase (decrease) in net assets derived from
principal transactions	391	50,815	5,120	(46,216)
Total increase (decrease) in net assets	590	94,468	17,809	59,730
Net assets at December 31, 2006	$ 13,405	$ 308,178	$ 84,046	$ 851,385

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Van
	Kampen		ING Van	ING VP Index
	Growth and	ING Van	Kampen Real	Plus
	Income	Kampen Real Estate Portfolio		International
	Portfolio -	Estate Portfolio	- Service 2	Equity Portfolio
	Service 2 Class	- Service Class	Class	- Service Class

Net assets at January 1, 2005	$ 53,331	$ 557,377	$ 17,799	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(853)	(6,290)	(330)	-
Total realized gain (loss) on investments
and capital gains distributions	2,006	43,070	1,450	1
Net unrealized appreciation (depreciation)
of investments	3,316	48,208	2,244	(1)
Net increase (decrease) in net assets from operations	4,469	84,988	3,364	-
Changes from principal transactions:
Premiums	11,542	125,458	8,507	148
Surrenders and withdrawals	1,450	(75,371)	(466)	92
Death benefits	(393)	(8,351)	(208)	-
Transfers between Divisions
(including fixed account), net	(16)	(106)	(6)	-
Increase (decrease) in net assets derived from
principal transactions	12,583	41,630	7,827	240
Total increase (decrease) in net assets	17,052	126,618	11,191	240
Net assets at December 31, 2005	70,383	683,995	28,990	240

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,019)	(7,896)	(443)	56
Total realized gain (loss) on investments
and capital gains distributions	8,700	97,862	4,119	870
Net unrealized appreciation (depreciation)
of investments	1,513	151,765	6,615	1,731
Net increase (decrease) in net assets from operations	9,194	241,731	10,291	2,657
Changes from principal transactions:
Premiums	5,889	118,102	4,101	10,579
Surrenders and withdrawals	(4,263)	(65,353)	(2,078)	19,170
Death benefits	(591)	(8,031)	(313)	(81)
Transfers between Divisions
(including fixed account), net	(18)	(42)	(10)	7
Increase (decrease) in net assets derived from
principal transactions	1,017	44,676	1,700	29,675
Total increase (decrease) in net assets	10,211	286,407	11,991	32,332
Net assets at December 31, 2006	$ 80,594	$ 970,402	$ 40,981	$ 32,572

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING VP Index
	Plus	ING Wells	ING Wells	ING Wells
	International	Fargo Mid Cap	Fargo Mid Cap	Fargo Small
	Equity Portfolio	Disciplined	Disciplined	Cap Disciplined
	- Service 2	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2005	$ -	$ 314,930	$ 3,292	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3,472)	(65)	-
Total realized gain (loss) on investments
and capital gains distributions	-	3,819	107	-
Net unrealized appreciation (depreciation)
of investments	-	9,505	76	(1)
Net increase (decrease) in net assets from operations	-	9,852	118	(1)
Changes from principal transactions:
Premiums	-	6,787	502	37
Surrenders and withdrawals	-	(46,768)	126	35
Death benefits	-	(7,086)	(30)	-
Transfers between Divisions
(including fixed account), net	-	(25)	(1)	-
Increase (decrease) in net assets derived from
principal transactions	-	(47,092)	597	72
Total increase (decrease) in net assets	-	(37,240)	715	71
Net assets at December 31, 2005	-	277,690	4,007	71

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(3,468)	(84)	(182)
Total realized gain (loss) on investments
and capital gains distributions	23	19,094	177	662
Net unrealized appreciation (depreciation)
of investments	52	17,884	417	989
Net increase (decrease) in net assets from operations	71	33,510	510	1,469
Changes from principal transactions:
Premiums	403	8,393	358	7,962
Surrenders and withdrawals	215	(38,231)	(49)	15,210
Death benefits	-	(6,062)	(90)	(97)
Transfers between Divisions
(including fixed account), net	(1)	(32)	1	(1)
Increase (decrease) in net assets derived from
principal transactions	617	(35,932)	220	23,074
Total increase (decrease) in net assets	688	(2,422)	730	24,543
Net assets at December 31, 2006	$ 688	$ 275,268	$ 4,737	$ 24,614

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Wells		ING American
	Fargo Small		Century Large	ING American
	Cap Disciplined	ING Diversified	Company Value	Century Select
	Portfolio -	International	Portfolio -	Portfolio -
	Service 2 Class	Fund - Class R	Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ -	$ 651	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	2	(4)
Total realized gain (loss) on investments
and capital gains distributions	-	-	50	14
Net unrealized appreciation (depreciation)
of investments	-	-	(47)	45
Net increase (decrease) in net assets from operations	-	-	5	55
Changes from principal transactions:
Premiums	-	-	286	-
Surrenders and withdrawals	-	-	(262)	478
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	1	1
Increase (decrease) in net assets derived from
principal transactions	-	-	25	479
Total increase (decrease) in net assets	-	-	30	534
Net assets at December 31, 2005	-	-	681	534

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	-	(5)	2
Total realized gain (loss) on investments
and capital gains distributions	36	-	54	3
Net unrealized appreciation (depreciation)
of investments	62	-	67	(23)
Net increase (decrease) in net assets from operations	87	-	116	(18)
Changes from principal transactions:
Premiums	220	76	131	-
Surrenders and withdrawals	1,007	-	(153)	(123)
Death benefits	-	-	-	(4)
Transfers between Divisions
(including fixed account), net	(1)	-	-	(1)
Increase (decrease) in net assets derived from
principal transactions	1,226	76	(22)	(128)
Total increase (decrease) in net assets	1,313	76	94	(146)
Net assets at December 31, 2006	$ 1,313	$ 76	$ 775	$ 388

The accompanying notes are an integral part of these financial statements.

120

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING American	ING Baron	ING Columbia
	ING American	Century Small-	Small Cap	Small Cap
	Century Select	Mid Cap Value	Growth	Value II
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 291	$ 389	$ 1,448	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3)	(463)	-
Total realized gain (loss) on investments
and capital gains distributions	12	76	514	-
Net unrealized appreciation (depreciation)
of investments	(27)	(38)	1,024	-
Net increase (decrease) in net assets from operations	(16)	35	1,075	-
Changes from principal transactions:
Premiums	69	132	24,849	-
Surrenders and withdrawals	(285)	(72)	38,750	-
Death benefits	-	-	(89)	-
Transfers between Divisions
(including fixed account), net	-	(1)	(6)	-
Increase (decrease) in net assets derived from
principal transactions	(216)	59	63,504	-
Total increase (decrease) in net assets	(232)	94	64,579	-
Net assets at December 31, 2005	59	483	66,027	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	(2,424)	(522)
Total realized gain (loss) on investments
and capital gains distributions	-	33	3,145	(179)
Net unrealized appreciation (depreciation)
of investments	(1)	51	11,324	4,129
Net increase (decrease) in net assets from operations	(1)	79	12,045	3,428
Changes from principal transactions:
Premiums	116	189	59,917	26,262
Surrenders and withdrawals	-	(140)	10,870	41,968
Death benefits	-	-	(946)	(144)
Transfers between Divisions
(including fixed account), net	-	-	(15)	(3)
Increase (decrease) in net assets derived from
principal transactions	116	49	69,826	68,083
Total increase (decrease) in net assets	115	128	81,871	71,511
Net assets at December 31, 2006	$ 174	$ 611	$ 147,898	$ 71,511

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING	ING	ING Goldman
	ING Davis	Fundamental	Fundamental	Sachs® Capital
	Venture Value	Research	Research	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2005	$ 809	$ -	$ -	$ 9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	-	(7)	-
Total realized gain (loss) on investments
and capital gains distributions	35	-	(4)	-
Net unrealized appreciation (depreciation)
of investments	(21)	-	21	-
Net increase (decrease) in net assets from operations	6	-	10	-
Changes from principal transactions:
Premiums	531	-	707	9
Surrenders and withdrawals	875	-	55	(6)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	1,406	-	762	3
Total increase (decrease) in net assets	1,412	-	772	3
Net assets at December 31, 2005	2,221	-	772	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(930)	(3)	(21)	-
Total realized gain (loss) on investments
and capital gains distributions	3,611	1	41	-
Net unrealized appreciation (depreciation)
of investments	3,975	13	60	3
Net increase (decrease) in net assets from operations	6,656	11	80	3
Changes from principal transactions:
Premiums	48,301	4	159	29
Surrenders and withdrawals	35,237	337	(12)	9
Death benefits	(319)	-	(5)	-
Transfers between Divisions
(including fixed account), net	16	5	-	(1)
Increase (decrease) in net assets derived from
principal transactions	83,235	346	142	37
Total increase (decrease) in net assets	89,891	357	222	40
Net assets at December 31, 2006	$ 92,112	$ 357	$ 994	$ 52

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

			ING Legg
			Mason Partners	ING Neuberger
	ING JPMorgan ING JPMorgan		Aggressive	Berman
	International	Mid Cap Value	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 63,865	$ 21,149	$ 113,031	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,179)	(378)	(3,070)	-
Total realized gain (loss) on investments
and capital gains distributions	5,215	2,934	1,075	-
Net unrealized appreciation (depreciation)
of investments	2,140	(948)	14,115	-
Net increase (decrease) in net assets from operations	6,176	1,608	12,120	-
Changes from principal transactions:
Premiums	26,618	5,408	28,768	-
Surrenders and withdrawals	(3,072)	(3,047)	1,253	-
Death benefits	(496)	(489)	(539)	-
Transfers between Divisions
(including fixed account), net	(14)	3	(17)	-
Increase (decrease) in net assets derived from
principal transactions	23,036	1,875	29,465	-
Total increase (decrease) in net assets	29,212	3,483	41,585	-
Net assets at December 31, 2005	93,077	24,632	154,616	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,588)	(419)	(3,809)	(193)
Total realized gain (loss) on investments
and capital gains distributions	5,411	896	3,513	164
Net unrealized appreciation (depreciation)
of investments	18,009	2,833	11,976	(1,075)
Net increase (decrease) in net assets from operations	20,832	3,310	11,680	(1,104)
Changes from principal transactions:
Premiums	24,190	2,131	21,365	1,658
Surrenders and withdrawals	14,970	(3,892)	(19,537)	174,461
Death benefits	(1,097)	(349)	(1,297)	(214)
Transfers between Divisions
(including fixed account), net	(11)	(3)	18	(1)
Increase (decrease) in net assets derived from
principal transactions	38,052	(2,113)	549	175,904
Total increase (decrease) in net assets	58,884	1,197	12,229	174,800
Net assets at December 31, 2006	$ 151,961	$ 25,829	$ 166,845	$ 174,800

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING Neuberger
	Berman	ING OpCap	ING	ING
	Regency	Balanced Value Oppenheimer		Oppenheimer
	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio
	Service Class	Service Class	- Initial Class	- Service Class

Net assets at January 1, 2005	$ -	$ 1,031	$ -	$ 3,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	(10)	19
Total realized gain (loss) on investments
and capital gains distributions	-	46	632	978
Net unrealized appreciation (depreciation)
of investments	-	(17)	2,620	743
Net increase (decrease) in net assets from operations	-	23	3,242	1,740
Changes from principal transactions:
Premiums	-	275	15	16,590
Surrenders and withdrawals	-	(333)	15,096	11,260
Death benefits	-	-	(45)	(37)
Transfers between Divisions
(including fixed account), net	-	(1)	-	2
Increase (decrease) in net assets derived from			(1)
principal transactions	-	(59)	15,065	27,815
Total increase (decrease) in net assets	-	(36)	18,307	29,555
Net assets at December 31, 2005	-	995	18,307	32,615

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	1	(218)	(1,443)
Total realized gain (loss) on investments
and capital gains distributions	26	72	867	775
Net unrealized appreciation (depreciation)
of investments	168	9	1,950	11,458
Net increase (decrease) in net assets from operations	182	82	2,599	10,790
Changes from principal transactions:
Premiums	1,591	221	9	45,480
Surrenders and withdrawals	1,341	(567)	(3,905)	20,096
Death benefits	-	-	(74)	(274)
Transfers between Divisions
(including fixed account), net	(2)	-	(2)	91
Increase (decrease) in net assets derived from
principal transactions	2,930	(346)	(3,972)	65,393
Total increase (decrease) in net assets	3,112	(264)	(1,373)	76,183
Net assets at December 31, 2006	$ 3,112	$ 731	$ 16,934	$ 108,798

The accompanying notes are an integral part of these financial statements.

124

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING
	Oppenheimer
	Strategic	ING PIMCO
	Income	Total Return	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ 2,116	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	42	16	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	4	36	-	-
Net unrealized appreciation (depreciation)
of investments	(15)	(26)	11	1
Net increase (decrease) in net assets from operations	31	26	10	1
Changes from principal transactions:
Premiums	379	799	159	20
Surrenders and withdrawals	2,684	(155)	194	26
Death benefits	-	(12)	-	-
Transfers between Divisions
(including fixed account), net	(1)	2	-	-
Increase (decrease) in net assets derived from
principal transactions	3,062	634	353	46
Total increase (decrease) in net assets	3,093	660	363	47
Net assets at December 31, 2005	3,093	2,776	363	47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	23	(13)	(5)
Total realized gain (loss) on investments
and capital gains distributions	17	14	21	2
Net unrealized appreciation (depreciation)
of investments	277	47	157	93
Net increase (decrease) in net assets from operations	265	84	165	90
Changes from principal transactions:
Premiums	1,086	735	2,682	1,949
Surrenders and withdrawals	(279)	(617)	51	442
Death benefits	-	6	-	-
Transfers between Divisions
(including fixed account), net	-	(2)	1	(1)
Increase (decrease) in net assets derived from
principal transactions	807	122	2,734	2,390
Total increase (decrease) in net assets	1,072	206	2,899	2,480
Net assets at December 31, 2006	$ 4,165	$ 2,982	$ 3,262	$ 2,527

The accompanying notes are an integral part of these financial statements.

125

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING T. Rowe
				Price
			ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Cap Growth
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ 529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	18
Net unrealized appreciation (depreciation)
of investments	1	-	-	37
Net increase (decrease) in net assets from operations	1	-	-	50
Changes from principal transactions:
Premiums	5	-	-	149
Surrenders and withdrawals	13	5	-	3
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	(2)
Increase (decrease) in net assets derived from
principal transactions	18	5	-	150
Total increase (decrease) in net assets	19	5	-	200
Net assets at December 31, 2005	19	5	-	729

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(1)	(2)	(14)
Total realized gain (loss) on investments
and capital gains distributions	(6)	-	3	60
Net unrealized appreciation (depreciation)
of investments	116	18	25	64
Net increase (decrease) in net assets from operations	104	17	26	110
Changes from principal transactions:
Premiums	1,471	268	689	1,233
Surrenders and withdrawals	(10)	21	(149)	(42)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	1	-	-
Increase (decrease) in net assets derived from
principal transactions	1,460	290	540	1,191
Total increase (decrease) in net assets	1,564	307	566	1,301
Net assets at December 31, 2006	$ 1,583	$ 312	$ 566	$ 2,030

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING T. Rowe	ING Templeton
	Price Growth	Foreign Equity	ING Thornburg	ING Thornburg
	Equity Portfolio	Portfolio -	Value Portfolio	Value Portfolio
	- Service Class	Service Class	- Initial Class	- Service Class

Net assets at January 1, 2005	$ 2,982	$ -	$ 3,938	$ 444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	-	(35)	(1)
Total realized gain (loss) on investments
and capital gains distributions	185	-	241	43
Net unrealized appreciation (depreciation)
of investments	(18)	-	(216)	(45)
Net increase (decrease) in net assets from operations	154	-	(10)	(3)
Changes from principal transactions:
Premiums	815	-	150	20
Surrenders and withdrawals	(617)	-	(639)	(184)
Death benefits	(26)	-	(56)	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	172	-	(545)	(164)
Total increase (decrease) in net assets	326	-	(555)	(167)
Net assets at December 31, 2005	3,308	-	3,383	277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	104	(42)	(29)
Total realized gain (loss) on investments
and capital gains distributions	197	43	129	220
Net unrealized appreciation (depreciation)
of investments	255	1,998	356	175
Net increase (decrease) in net assets from operations	420	2,145	443	366
Changes from principal transactions:
Premiums	1,400	9,871	6	1,554
Surrenders and withdrawals	(839)	13,206	(495)	4,596
Death benefits	-	-	(13)	-
Transfers between Divisions
(including fixed account), net	(1)	4	-	1
Increase (decrease) in net assets derived from
principal transactions	560	23,081	(502)	6,151
Total increase (decrease) in net assets	980	25,226	(59)	6,517
Net assets at December 31, 2006	$ 4,288	$ 25,226	$ 3,324	$ 6,794

The accompanying notes are an integral part of these financial statements.

127

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING UBS U.S.	ING Van	ING Van
	ING UBS U.S.	Small Cap	Kampen	Kampen Equity
	Large Cap	Growth	Comstock	and Income
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2005	$ 674	$ -	$ 103,284	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	-	(2,267)	(55)
Total realized gain (loss) on investments
and capital gains distributions	275	-	5,519	35
Net unrealized appreciation (depreciation)
of investments	209	-	(266)	341
Net increase (decrease) in net assets from operations	443	-	2,986	321
Changes from principal transactions:
Premiums	2,406	-	53,148	665
Surrenders and withdrawals	3,629	-	10,038	3,197
Death benefits	(9)	-	(556)	(31)
Transfers between Divisions
(including fixed account), net	85	-	23	(1)
Increase (decrease) in net assets derived from
principal transactions	6,111	-	62,653	3,830
Total increase (decrease) in net assets	6,554	-	65,639	4,151
Net assets at December 31, 2005	7,228	-	168,923	4,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(164)	(19)	(2,943)	(183)
Total realized gain (loss) on investments
and capital gains distributions	741	106	14,132	205
Net unrealized appreciation (depreciation)
of investments	1,313	(79)	13,498	189
Net increase (decrease) in net assets from operations	1,890	8	24,687	211
Changes from principal transactions:
Premiums	4,189	1,080	34,263	(2,100)
Surrenders and withdrawals	9,437	3,916	(7,353)	2,024
Death benefits	(132)	-	(1,196)	(361)
Transfers between Divisions
(including fixed account), net	(1)	-	-	(12)
Increase (decrease) in net assets derived from
principal transactions	13,493	4,996	25,714	(449)
Total increase (decrease) in net assets	15,383	5,004	50,401	(238)
Net assets at December 31, 2006	$ 22,611	$ 5,004	$ 219,324	$ 3,913

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Service Class	S	S	S

Net assets at January 1, 2005	$ 256	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(166)	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	33	-	-	-
Net unrealized appreciation (depreciation)
of investments	882	2	1	8
Net increase (decrease) in net assets from operations	749	2	1	9
Changes from principal transactions:
Premiums	16,695	154	18	199
Surrenders and withdrawals	16,397	(38)	10	154
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	-	-	-
Increase (decrease) in net assets derived from
principal transactions	33,093	116	28	353
Total increase (decrease) in net assets	33,842	118	29	362
Net assets at December 31, 2005	34,098	118	29	362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	147	-	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	2,479	11	3	21
Net unrealized appreciation (depreciation)
of investments	2,922	25	20	29
Net increase (decrease) in net assets from operations	5,548	36	22	50
Changes from principal transactions:
Premiums	20,490	(530)	257	445
Surrenders and withdrawals	1,271	1,091	-	(164)
Death benefits	(10)	-	-	-
Transfers between Divisions
(including fixed account), net	-	2	-	-
Increase (decrease) in net assets derived from
principal transactions	21,751	563	257	281
Total increase (decrease) in net assets	27,299	599	279	331
Net assets at December 31, 2006	$ 61,397	$ 717	$ 308	$ 693

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Core Portfolio -	Core Portfolio -	Core Portfolio -
	S	Series 1	Series 2	Series 3

Net assets at January 1, 2005	$ 1,776	$ 170,855	$ 113,368	$ 139,161

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	285	512	(253)
Total realized gain (loss) on investments
and capital gains distributions	99	7,130	2,597	96
Net unrealized appreciation (depreciation)
of investments	40	(8,740)	(4,631)	(1,798)
Net increase (decrease) in net assets from operations	145	(1,325)	(1,522)	(1,955)
Changes from principal transactions:
Premiums	964	(58)	(36)	(58)
Surrenders and withdrawals	(455)	(39,945)	(20,130)	(40,328)
Death benefits	-	(1,353)	(765)	(1,363)
Transfers between Divisions
(including fixed account), net	1	46	13	-
Increase (decrease) in net assets derived from
principal transactions	510	(41,310)	(20,918)	(41,749)
Total increase (decrease) in net assets	655	(42,635)	(22,440)	(43,704)
Net assets at December 31, 2005	2,431	128,220	90,928	95,457

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	372	484	270
Total realized gain (loss) on investments
and capital gains distributions	161	2,269	865	251
Net unrealized appreciation (depreciation)
of investments	271	2,548	1,727	2,440
Net increase (decrease) in net assets from operations	447	5,189	3,076	2,961
Changes from principal transactions:
Premiums	2,450	(59)	(167)	(204)
Surrenders and withdrawals	(571)	(39,471)	(27,912)	(29,104)
Death benefits	-	(2,501)	(1,364)	(688)
Transfers between Divisions
(including fixed account), net	1	(2)	(2)	(2)
Increase (decrease) in net assets derived from
principal transactions	1,880	(42,033)	(29,445)	(29,998)
Total increase (decrease) in net assets	2,327	(36,844)	(26,369)	(27,037)
Net assets at December 31, 2006	$ 4,758	$ 91,376	$ 64,559	$ 68,420

The accompanying notes are an integral part of these financial statements.

130

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 4	Series 5	Series 6	Series 7

Net assets at January 1, 2005	$ 76,373	$ 43,088	$ 60,314	$ 1,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(401)	(479)	(922)	(780)
Total realized gain (loss) on investments
and capital gains distributions	1,001	976	363	107
Net unrealized appreciation (depreciation)
of investments	(1,359)	(379)	758	684
Net increase (decrease) in net assets from operations	(759)	118	199	11
Changes from principal transactions:
Premiums	(33)	(11)	(6)	941
Surrenders and withdrawals	(14,734)	(5,909)	(17,900)	34,375
Death benefits	(287)	(205)	(360)	(24)
Transfers between Divisions
(including fixed account), net	(3)	-	(3)	239
Increase (decrease) in net assets derived from
principal transactions	(15,057)	(6,125)	(18,269)	35,531
Total increase (decrease) in net assets	(15,816)	(6,007)	(18,070)	35,542
Net assets at December 31, 2005	60,557	37,081	42,244	36,810

Increase (decrease) in net assets
Operations:
Net investment income (loss)	262	(71)	66	11
Total realized gain (loss) on investments
and capital gains distributions	1,513	1,919	883	558
Net unrealized appreciation (depreciation)
of investments	967	669	1,568	1,342
Net increase (decrease) in net assets from operations	2,742	2,517	2,517	1,911
Changes from principal transactions:
Premiums	(21)	48	(25)	(31)
Surrenders and withdrawals	(12,291)	(10,780)	(14,010)	(15,456)
Death benefits	(1,024)	(200)	(311)	(341)
Transfers between Divisions
(including fixed account), net	(2)	(2)	(3)	(2)
Increase (decrease) in net assets derived from
principal transactions	(13,338)	(10,934)	(14,349)	(15,830)
Total increase (decrease) in net assets	(10,596)	(8,417)	(11,832)	(13,919)
Net assets at December 31, 2006	$ 49,961	$ 28,664	$ 30,412	$ 22,891

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(203)	(122)	(27)	(1)
Total realized gain (loss) on investments
and capital gains distributions	40	4	6	-
Net unrealized appreciation (depreciation)
of investments	258	9	(66)	3
Net increase (decrease) in net assets from operations	95	(109)	(87)	2
Changes from principal transactions:
Premiums	138	143	372	-
Surrenders and withdrawals	14,698	16,182	12,045	1,481
Death benefits	(183)	-	-	-
Transfers between Divisions
(including fixed account), net	408	277	174	(1)
Increase (decrease) in net assets derived from
principal transactions	15,061	16,602	12,591	1,480
Total increase (decrease) in net assets	15,156	16,493	12,504	1,482
Net assets at December 31, 2005	15,156	16,493	12,504	1,482

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(102)	(160)	(249)
Total realized gain (loss) on investments
and capital gains distributions	262	333	129	216
Net unrealized appreciation (depreciation)
of investments	723	792	721	725
Net increase (decrease) in net assets from operations	963	1,023	690	692
Changes from principal transactions:
Premiums	-	(3)	(11)	35
Surrenders and withdrawals	(5,159)	(7,383)	(4,339)	8,923
Death benefits	(50)	(28)	(229)	-
Transfers between Divisions
(including fixed account), net	(1)	(1)	(1)	21
Increase (decrease) in net assets derived from
principal transactions	(5,210)	(7,415)	(4,580)	8,979
Total increase (decrease) in net assets	(4,247)	(6,392)	(3,890)	9,671
Net assets at December 31, 2006	$ 10,909	$ 10,101	$ 8,614	$ 11,153

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

				ING VP Global
			ING VP Global	Science and
	ING GET U.S.	ING GET U.S.	Equity	Technology
	Core Portfolio -	Core Portfolio -	Dividend	Portfolio - Class
	Series 12	Series 13	Portfolio	S

Net assets at January 1, 2005	$ -	$ -	$ 56,073	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	522	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	1,206	-
Net unrealized appreciation (depreciation)
of investments	-	-	(472)	6
Net increase (decrease) in net assets from operations	-	-	1,256	6
Changes from principal transactions:
Premiums	-	-	5,475	66
Surrenders and withdrawals	-	-	(2,112)	6
Death benefits	-	-	(539)	-
Transfers between Divisions
(including fixed account), net	-	-	(10)	-
Increase (decrease) in net assets derived from
principal transactions	-	-	2,814	72
Total increase (decrease) in net assets	-	-	4,070	78
Net assets at December 31, 2005	-	-	60,143	78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(75)	(92)	963	(5)
Total realized gain (loss) on investments
and capital gains distributions	57	32	4,675	6
Net unrealized appreciation (depreciation)
of investments	533	(171)	7,614	3
Net increase (decrease) in net assets from operations	515	(231)	13,252	4
Changes from principal transactions:
Premiums	(6)	(2)	2,008	340
Surrenders and withdrawals	4,226	53,403	(13,229)	128
Death benefits	-	(73)	(421)	-
Transfers between Divisions
(including fixed account), net	33	20	(13)	-
Increase (decrease) in net assets derived from
principal transactions	4,253	53,348	(11,655)	468
Total increase (decrease) in net assets	4,768	53,117	1,597	472
Net assets at December 31, 2006	$ 4,768	$ 53,117	$ 61,740	$ 550

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING VP	ING VP Index	ING VP Index	ING VP Index
	Growth	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	S	S	S	S

Net assets at January 1, 2005	$ 356	$ 128,155	$ 79,289	$ 68,985

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1,382)	(2,103)	(1,975)
Total realized gain (loss) on investments
and capital gains distributions	22	4,313	12,498	8,389
Net unrealized appreciation (depreciation)
of investments	-	2,136	1,873	(48)
Net increase (decrease) in net assets from operations	20	5,067	12,268	6,366
Changes from principal transactions:
Premiums	18	43,426	55,094	47,100
Surrenders and withdrawals	(109)	(1,802)	31,718	23,185
Death benefits	-	(1,087)	(722)	(850)
Transfers between Divisions
(including fixed account), net	-	(11)	(13)	(15)
Increase (decrease) in net assets derived from
principal transactions	(91)	40,526	86,077	69,420
Total increase (decrease) in net assets	(71)	45,593	98,345	75,786
Net assets at December 31, 2005	285	173,748	177,634	144,771

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2,282)	(3,367)	(3,327)
Total realized gain (loss) on investments
and capital gains distributions	18	5,948	17,725	11,947
Net unrealized appreciation (depreciation)
of investments	(11)	17,530	(1,785)	8,014
Net increase (decrease) in net assets from operations	5	21,196	12,573	16,634
Changes from principal transactions:
Premiums	28	34,196	48,352	45,063
Surrenders and withdrawals	(44)	(22,112)	(15,552)	(7,218)
Death benefits	-	(2,327)	(2,297)	(1,794)
Transfers between Divisions
(including fixed account), net	(1)	(13)	(18)	(6)
Increase (decrease) in net assets derived from
principal transactions	(17)	9,744	30,485	36,045
Total increase (decrease) in net assets	(12)	30,940	43,058	52,679
Net assets at December 31, 2006	$ 273	$ 204,688	$ 220,692	$ 197,450

The accompanying notes are an integral part of these financial statements.

134

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING VP	ING VP Small	ING VP Value	ING VP
	International	Company	Opportunity	Convertible
	Equity Portfolio	Portfolio - Class	Portfolio - Class	Portfolio - Class
	- Class S	S	S	S

Net assets at January 1, 2005	$ 265	$ 1,267	$ 3,478	$ 8,608

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(11)	(44)	75
Total realized gain (loss) on investments
and capital gains distributions	24	77	222	154
Net unrealized appreciation (depreciation)
of investments	22	29	(189)	(316)
Net increase (decrease) in net assets from operations	45	95	(11)	(87)
Changes from principal transactions:
Premiums	51	112	246	866
Surrenders and withdrawals	(10)	(180)	24,817	(1,389)
Death benefits	-	-	(1)	(62)
Transfers between Divisions
(including fixed account), net	2	-	8	6
Increase (decrease) in net assets derived from
principal transactions	43	(68)	25,070	(579)
Total increase (decrease) in net assets	88	27	25,059	(666)
Net assets at December 31, 2005	353	1,294	28,537	7,942

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(13)	(152)	26
Total realized gain (loss) on investments
and capital gains distributions	39	286	613	423
Net unrealized appreciation (depreciation)
of investments	69	(57)	2,987	(55)
Net increase (decrease) in net assets from operations	108	216	3,448	394
Changes from principal transactions:
Premiums	379	823	205	2
Surrenders and withdrawals	17	(181)	(4,910)	(8,338)
Death benefits	-	-	(245)	-
Transfers between Divisions
(including fixed account), net	-	(1)	(6)	-
Increase (decrease) in net assets derived from
principal transactions	396	641	(4,956)	(8,336)
Total increase (decrease) in net assets	504	857	(1,508)	(7,942)
Net assets at December 31, 2006	$ 857	$ 2,151	$ 27,029	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	ING VP		ING VP	ING VP
	Financial	ING VP	LargeCap	MidCap
	Services	International	Growth	Opportunities
	Portfolio - Class	Value Portfolio	Portfolio - Class	Portfolio - Class
	S	- Class S	S	S

Net assets at January 1, 2005	$ 14,250	$ 1,244	$ 1,873	$ 31,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(318)	20	(25)	(708)
Total realized gain (loss) on investments
and capital gains distributions	1,937	138	63	482
Net unrealized appreciation (depreciation)
of investments	3,252	73	(15)	2,587
Net increase (decrease) in net assets from operations	4,871	231	23	2,361
Changes from principal transactions:
Premiums	9,458	1,097	8	2,454
Surrenders and withdrawals	47,475	279	(143)	(5,405)
Death benefits	(70)	(6)	(26)	(95)
Transfers between Divisions
(including fixed account), net	(4)	1	1	(11)
Increase (decrease) in net assets derived from
principal transactions	56,859	1,371	(160)	(3,057)
Total increase (decrease) in net assets	61,730	1,602	(137)	(696)
Net assets at December 31, 2005	75,980	2,846	1,736	31,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(818)	50	(22)	(647)
Total realized gain (loss) on investments
and capital gains distributions	2,805	445	540	1,446
Net unrealized appreciation (depreciation)
of investments	9,020	568	(457)	772
Net increase (decrease) in net assets from operations	11,007	1,063	61	1,571
Changes from principal transactions:
Premiums	9,048	2,484	95	224
Surrenders and withdrawals	(2,823)	552	(1,884)	(6,882)
Death benefits	(461)	(1)	(8)	(232)
Transfers between Divisions
(including fixed account), net	(12)	1	-	(5)
Increase (decrease) in net assets derived from
principal transactions	5,752	3,036	(1,797)	(6,895)
Total increase (decrease) in net assets	16,759	4,099	(1,736)	(5,324)
Net assets at December 31, 2006	$ 92,739	$ 6,945	$ -	$ 25,935

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

		ING VP
		SmallCap	ING VP	ING VP
	ING VP Real	Opportunities	Balanced	Intermediate
	Estate Portfolio	Portfolio - Class	Portfolio - Class	Bond Portfolio -
	- Class S	S	S	Class S

Net assets at January 1, 2005	$ -	$ 103,698	$ 3,120	$ 203,365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(2,357)	36	4,793
Total realized gain (loss) on investments
and capital gains distributions	7	3,397	97	(570)
Net unrealized appreciation (depreciation)
of investments	17	5,832	(45)	(2,599)
Net increase (decrease) in net assets from operations	28	6,872	88	1,624
Changes from principal transactions:
Premiums	418	12,589	766	46,486
Surrenders and withdrawals	183	(9,973)	(805)	51,097
Death benefits	-	(731)	-	(1,771)
Transfers between Divisions
(including fixed account), net	(1)	(23)	1	(27)
Increase (decrease) in net assets derived from
principal transactions	600	1,862	(38)	95,785
Total increase (decrease) in net assets	628	8,734	50	97,409
Net assets at December 31, 2005	628	112,432	3,170	300,774

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	(2,703)	(36)	14,375
Total realized gain (loss) on investments
and capital gains distributions	120	9,359	213	(3,956)
Net unrealized appreciation (depreciation)
of investments	581	3,638	397	(1,188)
Net increase (decrease) in net assets from operations	735	10,294	574	9,231
Changes from principal transactions:
Premiums	4,724	11,840	1,188	277,678
Surrenders and withdrawals	11	(16,648)	5,522	32,990
Death benefits	-	(1,235)	(84)	(4,630)
Transfers between Divisions
(including fixed account), net	1	(14)	(9)	(11)
Increase (decrease) in net assets derived from
principal transactions	4,736	(6,057)	6,617	306,027
Total increase (decrease) in net assets	5,471	4,237	7,191	315,258
Net assets at December 31, 2006	$ 6,099	$ 116,669	$ 10,361	$ 616,032

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

			Legg Mason
	Legg Mason	Legg Mason	Partners	Legg Mason
	Partners	Partners	Variable	Partners
	Variable	Variable High	International	Variable Large
	Appreciation	Income	All Cap Growth	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at January 1, 2005	$ 626	$ 265	$ 214	$ 422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	13	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	28	(44)	(4)	(15)
Net unrealized appreciation (depreciation)
of investments	(10)	32	18	31
Net increase (decrease) in net assets from operations	14	1	14	15
Changes from principal transactions:
Premiums	6	-	1	2
Surrenders and withdrawals	(180)	(81)	(83)	(145)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	7	-	(2)	8
Increase (decrease) in net assets derived from
principal transactions	(167)	(81)	(84)	(135)
Total increase (decrease) in net assets	(153)	(80)	(70)	(120)
Net assets at December 31, 2005	473	185	144	302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	8	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	75	-	(1)	-
Net unrealized appreciation (depreciation)
of investments	(52)	7	31	43
Net increase (decrease) in net assets from operations	21	15	31	42
Changes from principal transactions:
Premiums	1	-	4	8
Surrenders and withdrawals	(495)	(62)	(46)	(101)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	3	4
Increase (decrease) in net assets derived from
principal transactions	(494)	(62)	(39)	(89)
Total increase (decrease) in net assets	(473)	(47)	(8)	(47)
Net assets at December 31, 2006	$ -	$ 138	$ 136	$ 255

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	Legg Mason		Oppenheimer	PIMCO Real
	Partners	Colonial Small	Main Street	Return
	Variable Money	Cap Value	Small Cap	Portfolio -
	Market	Fund, Variable	Fund®/VA -	Administrative
	Portfolio	Series - Class B	Service Class	Class

Net assets at January 1, 2005	$ 37	$ 240,424	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(6,928)	-	2
Total realized gain (loss) on investments
and capital gains distributions	-	4,064	-	4
Net unrealized appreciation (depreciation)
of investments	-	15,535	2	(4)
Net increase (decrease) in net assets from operations	(2)	12,671	2	2
Changes from principal transactions:
Premiums	-	83,430	75	288
Surrenders and withdrawals	(11)	13,994	14	63
Death benefits	-	(1,657)	-	-
Transfers between Divisions
(including fixed account), net	-	(45)	-	(1)
Increase (decrease) in net assets derived from
principal transactions	(11)	95,722	89	350
Total increase (decrease) in net assets	(13)	108,393	91	352
Net assets at December 31, 2005	24	348,817	91	352

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(7,205)	(4)	30
Total realized gain (loss) on investments
and capital gains distributions	-	33,762	10	29
Net unrealized appreciation (depreciation)
of investments	-	25,822	45	(57)
Net increase (decrease) in net assets from operations	-	52,379	51	2
Changes from principal transactions:
Premiums	-	24,729	434	1,039
Surrenders and withdrawals	-	(88,211)	246	(92)
Death benefits	-	(2,488)	-	-
Transfers between Divisions
(including fixed account), net	(1)	(49)	-	-
Increase (decrease) in net assets derived from
principal transactions	(1)	(66,019)	680	947
Total increase (decrease) in net assets	(1)	(13,640)	731	949
Net assets at December 31, 2006	$ 23	$ 335,177	$ 822	$ 1,301

The accompanying notes are an integral part of these financial statements.

139

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	PIMCO
	StocksPLUS®
	Growth and
	Income	Pioneer Equity	Pioneer Small	Pioneer Small
	Portfolio -	Income VCT	Cap Value VCT	Company VCT
	Administrative	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Class	II	II	II

Net assets at January 1, 2005	$ 171,023	$ 1,659	$ -	$ 7,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	550	32	-	(130)
Total realized gain (loss) on investments
and capital gains distributions	2,246	83	-	1,056
Net unrealized appreciation (depreciation)
of investments	(992)	4	-	(960)
Net increase (decrease) in net assets from operations	1,804	119	-	(34)
Changes from principal transactions:
Premiums	686	1,669	-	407
Surrenders and withdrawals	(29,950)	(13)	-	(1,232)
Death benefits	(3,105)	(6)	-	(125)
Transfers between Divisions
(including fixed account), net	(9)	1	-	(1)
Increase (decrease) in net assets derived from
principal transactions	(32,378)	1,651	-	(951)
Total increase (decrease) in net assets	(30,574)	1,770	-	(985)
Net assets at December 31, 2005	140,449	3,429	-	6,997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(261)	87	(69)	187
Total realized gain (loss) on investments
and capital gains distributions	38,822	190	199	724
Net unrealized appreciation (depreciation)
of investments	(32,132)	778	341	(462)
Net increase (decrease) in net assets from operations	6,429	1,055	471	449
Changes from principal transactions:
Premiums	31	3,840	6	3
Surrenders and withdrawals	(145,752)	231	6,382	(7,421)
Death benefits	(1,155)	2	(95)	(29)
Transfers between Divisions
(including fixed account), net	(2)	(1)	1	1
Increase (decrease) in net assets derived from
principal transactions	(146,878)	4,072	6,294	(7,446)
Total increase (decrease) in net assets	(140,449)	5,127	6,765	(6,997)
Net assets at December 31, 2006	$ -	$ 8,556	$ 6,765	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

			ProFund VP
	ProFund VP	ProFund VP	Rising Rates	ProFund VP
	Bull	Europe 30	Opportunity	Small-Cap

Net assets at January 1, 2005	$ 106,145	$ 37,237	$ 52,378	$ 147,644

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,388)	(649)	(1,185)	(2,373)
Total realized gain (loss) on investments
and capital gains distributions	5,190	4,841	(9,704)	14,996
Net unrealized appreciation (depreciation)
of investments	(4,160)	(2,629)	4,353	(14,537)
Net increase (decrease) in net assets from operations	(358)	1,563	(6,536)	(1,914)
Changes from principal transactions:
Premiums	3,946	4,951	8,960	11,110
Surrenders and withdrawals	(34,816)	(5,684)	(3,832)	(39,607)
Death benefits	(611)	(689)	(375)	(762)
Transfers between Divisions
(including fixed account), net	3	(6)	13	(11)
Increase (decrease) in net assets derived from
principal transactions	(31,478)	(1,428)	4,766	(29,270)
Total increase (decrease) in net assets	(31,836)	135	(1,770)	(31,184)
Net assets at December 31, 2005	74,309	37,372	50,608	116,460

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,075)	(636)	(277)	(2,465)
Total realized gain (loss) on investments
and capital gains distributions	5,768	2,120	4,204	7,717
Net unrealized appreciation (depreciation)
of investments	1,234	3,139	(80)	7,390
Net increase (decrease) in net assets from operations	5,927	4,623	3,847	12,642
Changes from principal transactions:
Premiums	1,619	1,399	4,956	7,281
Surrenders and withdrawals	(23,315)	(13,079)	(11,174)	(28,631)
Death benefits	(944)	(362)	(627)	(1,324)
Transfers between Divisions
(including fixed account), net	-	(4)	(4)	17
Increase (decrease) in net assets derived from
principal transactions	(22,640)	(12,046)	(6,849)	(22,657)
Total increase (decrease) in net assets	(16,713)	(7,423)	(3,002)	(10,015)
Net assets at December 31, 2006	$ 57,596	$ 29,949	$ 47,606	$ 106,445

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005

(Dollars in thousands)

	Putnam VT		Wells Fargo
	International	Wells Fargo	Advantage	Wells Fargo
	Growth and	Advantage	C&B Large	Advantage
	Income Fund -	Asset Allocation	Cap Value	Equity Income
	Class IB Shares	Fund	Fund	Fund

Net assets at January 1, 2005	$ 3,609	$ 1,880	$ 211	$ 882

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	(7)	(5)	(10)
Total realized gain (loss) on investments
and capital gains distributions	280	80	2	14
Net unrealized appreciation (depreciation)
of investments	116	30	2	26
Net increase (decrease) in net assets from operations	373	103	(1)	30
Changes from principal transactions:
Premiums	7	841	265	129
Surrenders and withdrawals	(562)	485	93	(4)
Death benefits	(56)	-	-	(31)
Transfers between Divisions
(including fixed account), net	-	(1)	-	1
Increase (decrease) in net assets derived from
principal transactions	(611)	1,325	358	95
Total increase (decrease) in net assets	(238)	1,428	357	125
Net assets at December 31, 2005	3,371	3,308	568	1,007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(5)	(6)	(9)
Total realized gain (loss) on investments
and capital gains distributions	1,570	68	24	17
Net unrealized appreciation (depreciation)
of investments	(1,122)	235	80	144
Net increase (decrease) in net assets from operations	472	298	98	152
Changes from principal transactions:
Premiums	(1)	220	16	19
Surrenders and withdrawals	(3,831)	(382)	(123)	(72)
Death benefits	(11)	(23)	-	-
Transfers between Divisions
(including fixed account), net	-	1	1	(1)
Increase (decrease) in net assets derived from
principal transactions	(3,843)	(184)	(106)	(54)
Total increase (decrease) in net assets	(3,371)	114	(8)	98
Net assets at December 31, 2006	$ -	$ 3,422	$ 560	$ 1,105

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Wells Fargo
	Advantage	Wells Fargo	Wells Fargo	Wells Fargo
	Large	Advantage	Advantage	Advantage
	Company	Money Market	Small Cap	Total Return
	Growth Fund	Fund	Growth Fund	Bond Fund

Net assets at January 1, 2005	$ 2,266	$ 369	$ 569	$ 484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(63)	6	(17)	15
Total realized gain (loss) on investments
and capital gains distributions	3	-	1	(4)
Net unrealized appreciation (depreciation)
of investments	192	-	55	(13)
Net increase (decrease) in net assets from operations	132	6	39	(2)
Changes from principal transactions:
Premiums	350	8,137	82	720
Surrenders and withdrawals	380	(7,728)	92	246
Death benefits	(20)	-	-	(55)
Transfers between Divisions
(including fixed account), net	1	-	-	(1)
Increase (decrease) in net assets derived from
principal transactions	711	409	174	910
Total increase (decrease) in net assets	843	415	213	908
Net assets at December 31, 2005	3,109	784	782	1,392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(75)	12	(20)	30
Total realized gain (loss) on investments
and capital gains distributions	17	-	31	(5)
Net unrealized appreciation (depreciation)
of investments	39	-	142	(4)
Net increase (decrease) in net assets from operations	(19)	12	153	21
Changes from principal transactions:
Premiums	17	1,340	2	50
Surrenders and withdrawals	(208)	(1,821)	(27)	(66)
Death benefits	(22)	-	-	(19)
Transfers between Divisions
(including fixed account), net	(1)	(1)	-	(2)
Increase (decrease) in net assets derived from
principal transactions	(214)	(482)	(25)	(37)
Total increase (decrease) in net assets	(233)	(470)	128	(16)
Net assets at December 31, 2006	$ 2,876	$ 314	$ 910	$ 1,376

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) was established by ING USA Annuity and Life Insurance Company (“ING USA” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”) an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

During 2006, the Account had ING Architect Contracts, ING GoldenSelect Contracts, ING SmartDesign Contracts, ING Rollover Choice Contracts, ING Focus Contracts, and Wells Fargo ING Contracts. ING GoldenSelect Contracts sold by ING USA during 2006 included Access, Access One, DVA, DVA Plus, Premium Plus, ESII, Landmark, Legends, Generations, and Opportunities Contracts. ING SmartDesign Contracts included Variable Annuity, Advantage, Simplicity, and Signature Contracts. Wells Fargo ING Contracts included Wells Fargo ING Opportunities and Wells Fargo ING Landmark Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA Series 100, Granite PrimElite and Value Contracts for sale to the public as of May 1, 2003.

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

At December 31, 2006, the Account had 203 investment divisions (the “Divisions”), 29 of which invest in independently managed mutual funds and 174 of which invest in mutual funds managed by affiliates, either Directed Services, LLC or ING Investments, LLC. The assets in each Division are invested in shares of a designated series (“Series,” which may also be referred to as “Portfolio” or “Fund”) of various investment trusts (the “Trusts”). Investment Divisions at December 31, 2006 and related Trusts are as follows:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable
Series - Class A
Columbia Federal Securities Fund, Variable
Series - Class A
Columbia Large Cap Growth Fund, Variable
Series - Class A*
Columbia Small Company Growth Fund, Variable
Series - Class A
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income
Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund®
Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
Mutual Shares Securities Fund - Class 2**
ING GET Fund:
ING GET Fund - Series Q
ING GET Fund - Series R
ING GET Fund - Series S
ING GET Fund - Series T
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth
Portfolio - Service 2 Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth
Portfolio - Service Class
ING BlackRock Large Cap Value
Portfolio - Service Class
ING BlackRock Large Cap Value
Portfolio - Service 2 Class
ING Capital Guardian Small/Mid Cap
Portfolio - Service Class
ING Capital Guardian Small/Mid Cap
Portfolio - Service 2 Class
ING Capital Guardian U.S. Equities
Portfolio - Service Class

ING Investors Trust (continued):
ING Capital Guardian U.S. Equities
Portfolio - Service 2 Class
ING EquitiesPlus Portfolio - Service Class**
ING EquitiesPlus Portfolio - Service 2 Class**
ING Evergreen Health Sciences
Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class
ING Evergreen Omega Portfolio - Service 2 Class
ING FMRSM Diversified Mid Cap
Portfolio - Service Class
ING FMRSM Diversified Mid Cap
Portfolio - Service 2 Class
ING FMRSM Large Cap Growth
Portfolio - Service Class*
ING FMRSM Mid Cap Growth Portfolio - Service Class
ING FMRSM Mid Cap Growth
Portfolio - Service 2 Class
ING Franklin Income Portfolio - Service Class**
ING Franklin Income Portfolio - Service 2 Class**
ING Global Real Estate Portfolio - Service Class**
ING Global Real Estate Portfolio - Service 2 Class**
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Global Technology Portfolio - Service Class
ING Global Technology Portfolio - Service 2 Class
ING International Portfolio - Service Class
ING International Portfolio - Service 2 Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity
Portfolio - Adviser Class
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
ING JPMorgan Small Cap Core Equity
Portfolio - Service 2 Class
ING JPMorgan Value Opportunities
Portfolio - Service Class*
ING JPMorgan Value Opportunities
Portfolio - Service 2 Class*
ING Julius Baer Foreign Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service 2 Class
ING Legg Mason Partners All Cap
Portfolio - Service Class
ING Legg Mason Partners All Cap
Portfolio - Service 2 Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B Notes to Financial Statements

ING Investors Trust (continued):
ING Legg Mason Value Portfolio - Service Class
ING Legg Mason Value Portfolio - Service 2 Class
ING LifeStyle Aggressive Growth
Portfolio - Service Class
ING LifeStyle Aggressive Growth
Portfolio - Service 2 Class**
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service 2 Class**
ING LifeStyle Moderate Growth
Portfolio - Service Class
ING LifeStyle Moderate Growth
Portfolio - Service 2 Class**
ING LifeStyle Moderate Portfolio - Service Class
ING LifeStyle Moderate
Portfolio - Service 2 Class**
ING Limited Maturity Bond
Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Liquid Assets Portfolio - Service 2 Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING Lord Abbett Affiliated
Portfolio - Service 2 Class
ING MarketPro Portfolio - Service Class*
ING MarketPro Portfolio - Service 2 Class*
ING MarketStyle Growth Portfolio - Service Class*
ING MarketStyle Moderate Growth
Portfolio - Service Class*
ING MarketStyle Moderate
Portfolio - Service Class*
ING Marsico Growth Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class
ING Marsico International Opportunities
Portfolio - Service Class*
ING MFS Total Return Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class
ING MFS Utilities Portfolio - Service Class*
ING Oppenheimer Main Street
Portfolio® - Service Class
ING Oppenheimer Main Street
Portfolio® - Service 2 Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO Core Bond Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class*
ING Pioneer Mid Cap Value
Portfolio - Service Class*
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
ING T. Rowe Price Capital Appreciation
Portfolio - Service 2 Class
ING T. Rowe Price Equity Income
Portfolio - Service Class
ING T. Rowe Price Equity Income
Portfolio - Service 2 Class
ING Templeton Global Growth
Portfolio - Service Class

ING Investors Trust (continued):
ING Templeton Global Growth
Portfolio - Service 2 Class
ING UBS U.S. Allocation Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service 2 Class
ING Van Kampen Equity Growth
Portfolio - Service Class
ING Van Kampen Equity Growth
Portfolio - Service 2 Class
ING Van Kampen Global Franchise
Portfolio - Service Class
ING Van Kampen Global Franchise
Portfolio - Service 2 Class
ING Van Kampen Growth and Income
Portfolio - Service Class
ING Van Kampen Growth and Income
Portfolio - Service 2 Class
ING Van Kampen Real Estate Portfolio - Service Class
ING Van Kampen Real Estate
Portfolio - Service 2 Class
ING VP Index Plus International Equity
Portfolio - Service Class*
ING VP Index Plus International Equity
Portfolio - Service 2 Class**
ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
ING Wells Fargo Mid Cap Disciplined
Portfolio - Service 2 Class
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class*
ING Wells Fargo Small Cap Disciplined
Portfolio - Service 2 Class**
ING Mutual Funds:
ING Diversified International Fund - Class R**
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Service Class
ING American Century Select Portfolio - Initial Class*
ING American Century Select Portfolio - Service Class
ING American Century Small-Mid Cap Value
Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service Class
ING Columbia Small Cap Value II
Portfolio - Service Class**
ING Davis Venture Value Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class**
ING Fundamental Research Portfolio - Service Class*
ING Goldman Sachs® Capital Growth
Portfolio - Service Class
ING JPMorgan International Portfolio - Service Class
ING JPMorgan Mid Cap Value
Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
ING Neuberger Berman Partners
Portfolio - Service Class**

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc.:
ING Neuberger Berman Regency	ING VP Global Science and Technology Portfolio - Class S*
Portfolio - Service Class**	ING VP Growth Portfolio - Class S
ING OpCap Balanced Value Portfolio - Service Class	ING VP Index Plus LargeCap Portfolio - Class S
ING Oppenheimer Global Portfolio - Initial Class*	ING VP Index Plus MidCap Portfolio - Class S
ING Oppenheimer Global Portfolio - Service Class	ING VP Index Plus SmallCap Portfolio - Class S
ING Oppenheimer Strategic Income	ING VP International Equity Portfolio - Class S
Portfolio - Service Class*	ING VP Small Company Portfolio - Class S
ING PIMCO Total Return Portfolio - Service Class	ING VP Value Opportunity Portfolio - Class S
ING Solution 2015 Portfolio - Service Class*	ING Variable Products Trust:
ING Solution 2025 Portfolio - Service Class*	ING VP Financial Services Portfolio - Class S
ING Solution 2035 Portfolio - Service Class*	ING VP International Value Portfolio - Class S
ING Solution 2045 Portfolio - Service Class*	ING VP MidCap Opportunities Portfolio - Class S
ING Solution Income Portfolio - Service Class**	ING VP Real Estate Portfolio - Class S*
ING T. Rowe Price Diversified Mid Cap Growth	ING VP SmallCap Opportunities Portfolio - Class S
Portfolio - Service Class	ING VP Balanced Portfolio, Inc.:
ING T. Rowe Price Growth Equity	ING VP Balanced Portfolio - Class S
Portfolio - Service Class	ING VP Intermediate Bond Portfolio:
ING Templeton Foreign Equity	ING VP Intermediate Bond Portfolio - Class S
Portfolio - Service Class**	Legg Mason Partners Variable Portfolios III:
ING Thornburg Value Portfolio - Initial Class	Legg Mason Partners Variable High Income Portfolio
ING Thornburg Value Portfolio - Service Class	Legg Mason Partners Variable International All Cap
ING UBS U.S. Large Cap Equity	Growth Portfolio
Portfolio - Service Class	Legg Mason Partners Variable Large Cap Value Portfolio
ING UBS U.S. Small Cap Growth	Legg Mason Partners Variable Money Market Portfolio
Portfolio - Service Class**	Liberty Variable Investment Trust:
ING Van Kampen Comstock Portfolio - Service Class	Colonial Small Cap Value Fund, Variable Series - Class B
ING Van Kampen Equity and Income	Oppenheimer Variable Account Funds:
Portfolio - Initial Class*	Oppenheimer Main Street Small Cap
ING Van Kampen Equity and Income	Fund®/VA - Service Class*
Portfolio - Service Class	PIMCO Variable Insurance Trust:
ING Strategic Allocation Portfolios, Inc.:	PIMCO Real Return Portfolio - Administrative Class*
ING VP Strategic Allocation Conservative	Pioneer Variable Contracts Trust:
Portfolio - Class S*	Pioneer Equity Income VCT Portfolio - Class II
ING VP Strategic Allocation Growth	Pioneer Small Cap Value VCT Portfolio - Class II**
Portfolio - Class S*	ProFunds:
ING VP Strategic Allocation Moderate	ProFund VP Bull
Portfolio - Class S*	ProFund VP Europe 30
ING Variable Funds:	ProFund VP Rising Rates Opportunity
ING VP Growth and Income Portfolio - Class S	ProFund VP Small-Cap
ING Variable Insurance Trust:	Wells Fargo Funds Trust:
ING GET U.S. Core Portfolio - Series 1	Wells Fargo Advantage Asset Allocation Fund
ING GET U.S. Core Portfolio - Series 2	Wells Fargo Advantage C&B Large Cap Value Fund
ING GET U.S. Core Portfolio - Series 3	Wells Fargo Advantage Equity Income Fund
ING GET U.S. Core Portfolio - Series 4	Wells Fargo Advantage Large Company Growth Fund
ING GET U.S. Core Portfolio - Series 5	Wells Fargo Advantage Money Market Fund
ING GET U.S. Core Portfolio - Series 6	Wells Fargo Advantage Small Cap Growth Fund
ING GET U.S. Core Portfolio - Series 7	Wells Fargo Advantage Total Return Bond Fund
ING GET U.S. Core Portfolio - Series 8*
ING GET U.S. Core Portfolio - Series 9*
ING GET U.S. Core Portfolio - Series 10*	* Division became available in 2005
ING GET U.S. Core Portfolio - Series 11*	** Division became available in 2006
ING GET U.S. Core Portfolio - Series 12**
ING GET U.S. Core Portfolio - Series 13**
ING VP Global Equity Dividend Portfolio

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

The names of certain Divisions were changed during 2006. The following is a summary of current and former names for those Divisions:

Current Name Former Name

Columbia Funds Variable Insurance Trust: Columbia Funds Variable Insurance Trust:

Columbia Asset Allocation Fund, Variable Series - Class Liberty Asset Allocation Fund, Variable Series - Class A A

Columbia Federal Securities Fund, Variable Liberty Federal Securities Fund, Variable Series - Class A Series - Class A

Columbia Small Company Growth Fund, Variable Liberty Small Company Growth Fund, Variable Series - Class A Series - Class A

ING Investors Trust: ING Investors Trust:

ING BlackRock Large Cap Growth ING Mercury Large Cap Growth Portfolio - Service Class Portfolio - Service Class ING BlackRock Large Cap Value Portfolio - Service Class ING Mercury Large Cap Value Portfolio - Service Class ING BlackRock Large Cap Value ING Mercury Large Cap Value Portfolio - Service 2 Class Portfolio - Service 2 Class ING FMRSM Large Cap Growth Portfolio - Service Class ING FMRSM Earnings Growth Portfolio - Service Class ING FMRSM Large Cap Growth Portfolio - Service 2 Class ING FMRSM Earnings Growth Portfolio - Service 2 Class ING FMRSM Mid Cap Growth Portfolio - Service Class ING MFS Mid Cap Growth Portfolio - Service Class ING FMRSM Mid Cap Growth Portfolio - Service 2 Class ING MFS Mid Cap Growth Portfolio - Service 2 Class ING Global Technology Portfolio - Service Class ING Goldman Sachs TollkeeperSM

     Portfolio - Service Class ING Global Technology Portfolio - Service 2 Class ING Goldman Sachs TollkeeperSM

Portfolio - Service 2 Class

ING JPMorgan Small Cap Core Equity ING JPMorgan Small Cap Equity Portfolio - Service Class Portfolio - Service Class ING JPMorgan Small Cap Core Equity ING JPMorgan Small Cap Equity Portfolio - Service 2 Class Portfolio - Service 2 Class ING Legg Mason Partners All Cap ING Salomon Brothers All Cap Portfolio - Service Class Portfolio - Service Class ING Legg Mason Partners All Cap ING Salomon Brothers All Cap Portfolio - Service 2 Class Portfolio - Service 2 Class ING Partners, Inc.: ING Partners, Inc.: ING American Century Small-Mid Cap Value ING American Century Small Cap Value Portfolio - Service Class Portfolio - Service Class ING JPMorgan International Portfolio - Service Class ING JPMorgan Fleming International Portfolio - Service Class ING Legg Mason Partners Aggressive Growth ING Salomon Brothers Aggressive Growth Portfolio - Service Class Portfolio - Service Class ING Thornburg Value Portfolio - Initial Class ING MFS Capital Opportunities Portfolio - Initial Class ING Thornburg Value Portfolio - Service Class ING MFS Capital Opportunities Portfolio - Service Class ING Strategic Allocation Portfolios, Inc.: ING Strategic Allocation Portfolios, Inc.: ING VP Strategic Allocation Conservative ING VP Strategic Allocation Income Portfolio - Class S

Portfolio - Class S

ING VP Strategic Allocation Moderate Portfolio - Class S ING VP Strategic Allocation Balanced Portfolio - Class S Legg Mason Partners Variable Portfolios II: Greenwich Street Series Fund Legg Mason Partners Variable Appreciation Portfolio Appreciation Portfolio Legg Mason Partners Variable Portfolios III: Travelers Series Fund, Inc.

Legg Mason Partners Variable High Income Portfolio Smith Barney High Income

Legg Mason Partners Variable International All Cap Smith Barney International All Cap Growth Growth Portfolio Legg Mason Partners Variable Large Cap Value Portfolio Smith Barney Large Cap Value SB

Legg Mason Partners Variable Money Market Portfolio Smith Barney Money Market SB

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

The following Divisions were closed to contractowners in 2006:

Fidelity® Variable Insurance Products:

Fidelity® VIP Growth Portfolio - Service Class 2 Fidelity® VIP Overseas Portfolio - Service Class 2 ING GET Fund: ING GET Fund - Series N

ING GET Fund - Series P ING Investors Trust:

ING Eagle Asset Capital Appreciation Portfolio - Service Class ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class ING FMRSM Large Cap Growth Portfolio - Service 2 Class ING Variable Products Trust: ING VP Convertible Portfolio - Class S

ING VP LargeCap Growth Portfolio - Class S Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Appreciation Portfolio PIMCO Variable Insurance Trust:

PIMCO StocksPLUS® Growth and Income Portfolio - Administrative Class Pioneer Variable Contracts Trust: Pioneer Small Company VCT Portfolio - Class II

Putnam Variable Trust:

Putnam VT International Growth and Income Fund - Class IB Shares

The following Divisions were offered during 2006, but had no investments as of December 31, 2006:

ING Variable Insurance Trust: ING GET U.S. Core Portfolio - Series 14

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3. Charges and Fees

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual or Quarterly Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. SmartDesign Advantage,

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

SmartDesign Signature, and SmartDesign Variable Annuity contracts each have three different death benefit options referred to as Option Package I, Option Package II, and Option Package III. Focus has two different options referred to as Option Package I, Option Package II.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts:

Series	Annual Rates

ING:
Architect Standard	0.85%
Architect Quarterly Ratchet	1.10
Architect Max 7	1.40
Focus Variable Annuity Option I	0.60
Focus Variable Annuity Option II	0.80
Rollover ChoiceSM Option I (pre August 7, 2003)	0.60
Rollover ChoiceSM Option II (pre August 7, 2003)	0.80
Rollover ChoiceSM Option III (pre August 7, 2003)	0.95
Rollover ChoiceSM Option I (post August 7, 2003)	0.85
Rollover ChoiceSM Option II (post August 7, 2003)	1.05
Rollover ChoiceSM Option III (post August 7, 2003)	1.20
ING GoldenSelect:
Access® (pre February 2000) Standard	1.25
Access® (post January 2000) Standard	1.65
Access® (post 2000) Standard	1.30
Access® (pre February 2000) Annual Ratchet	1.40
Access® (pre February 2000) 5.5% Solution	1.40
Access® (post January 2000) Annual Ratchet	1.45
Access® (post January 2000) 5.5 % Solution	1.45
Access® (post 2000) 5.5% Solution	1.45
Access® (pre February 2000) 7% Solution	1.55

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates

ING GoldenSelect (continued):
Access® (post January 2000) Max 5.5	1.55%
Access® (post 2000) Annual Ratchet	1.55
Access® (post 2000) Max 5.5	1.60
Access® (post January 2000) 7% Solution	1.65
Access® (post 2000) 7% Solution	1.65
Access® (post April 2001) Standard	1.65
Access® (post January 2000) Max 7	1.75
Access® (post 2000) Max 7	1.75
Access® (post April 2001) 5.5% Solution	1.80
Access® (post April 2001) Quarterly Ratchet	1.90
Access® (post April 2001) Max 5.5	1.95
Access® (post April 2001) 7% Solution	2.00
Access® (post April 2001) Max 7	2.20
Access® One	0.35
DVA	0.90
DVA 80	0.80
DVA Plus (pre February 2000) Standard	1.10
DVA Plus (post January 2000) Standard	1.15
DVA Plus (post 2000) Standard	1.15
DVA Plus (pre February 2000) Annual Ratchet	1.25
DVA Plus (pre February 2000) 5.5% Solution	1.25
DVA Plus (post January 2000) 5.5% Solution	1.25
DVA Plus (post 2000) 5.5% Solution	1.30
DVA Plus (post January 2000) Annual Ratchet	1.30
DVA Plus (pre February 2000) 7% Solution	1.40
DVA Plus (post January 2000) Max 5.5	1.40
DVA Plus (post 2000) Annual Ratchet	1.40
DVA Plus (post 2000) Max 5.5	1.45
DVA Plus (post January 2000) 7% Solution	1.50
DVA Plus (post 2000) 7% Solution	1.50
DVA Plus (post January 2000) Max 7	1.60
DVA Plus (post 2000) Max 7	1.60
DVA Series 100	1.25
ES II (pre 2001)	1.25
ES II (post 2000) Standard	1.25
ES II (post 2000) Deferred Ratchet	1.30
ES II (post 2000) 5.5% Solution	1.40
ES II (post 2000) Quarterly Ratchet	1.50
ES II (post 2000) Max 5.5	1.55
ES II (post 2000) 7% Solution	1.60
ES II (post 2000) Max 7	1.80
Generations-7% Solution	1.60
Generations-Deferred Ratchet	1.30
Generations-Max 7	1.80

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates

ING GoldenSelect (continued):
Generations-Quarterly Ratchet	1.50%
Generations-Standard	1.25
Granite PrimElite-Annual Ratchet	1.25
Granite PrimElite-Standard	1.10
Landmark-Max 7	2.05
Landmark-Quarterly Ratchet	1.75
Landmark-Standard	1.50
Landmark 7% Solution	1.85
Landmark 5.5% Solution	1.65
Landmark-Max 5.5	1.80
Legends-Standard	1.50
Legends Max 7	2.05
Legends Quarterly Ratchet	1.75
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25
Opportunities 7% Solution	1.60
Opportunities 5.5% Solution	1.40
Opportunities-Max 5.5	1.55
Premium Plus (pre February 2000) Standard	1.25
Premium Plus (post January 2000) Standard	1.40
Premium Plus (post 2000) Standard	1.30
Premium Plus (pre February 2000) Quarterly Ratchet	1.40
Premium Plus (pre February 2000) 5.5% Solution	1.40
Premium Plus (post January 2000) Quarterly Ratchet	1.65
Premium Plus (post January 2000) 5.5% Solution	1.45
Premium Plus (post 2000) 5.5% Solution	1.45
Premium Plus (pre February 2000) 7% Solution	1.55
Premium Plus (post January 2000) Max 5.5	1.55
Premium Plus (post 2000) Annual Ratchet	1.55
Premium Plus (post 2000) Max 5.5	1.60
Premium Plus (post January 2000) 7% Solution	1.65
Premium Plus (post 2000) 7% Solution	1.65
Premium Plus (post January 2000) Max 7	1.95
Premium Plus (post 2000) Max 7	1.95
VA Bonus Option I	1.30
VA Bonus Option II	1.60
VA Bonus Option III	1.75
VA Option I	0.80
VA Option II	1.10
VA Option III	1.25
Value-Standard	0.75

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates

ING SmartDesign:
Advantage Option I	1.50%
Advantage Option II	1.70
Advantage Option III	1.85
Signature Option I	1.10
Signature Option II	1.30
Signature Option III	1.45
Simplicity Variable Annuity Years 1-10	2.00
Simplicity Variable Annuity Years 11+	1.25
Variable Annuity Option I	0.80
Variable Annuity Option II	1.10
Variable Annuity Option III	1.25
Wells Fargo ING:
Landmark-Max 7	2.05
Landmark-Quarterly Ratchet	1.75
Landmark-Standard	1.50
Opportunities-Standard	1.25
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the Access, Access One, Advantage, Architect, DVA Plus, ESII, Focus VA, Generations, Granite PrimElite, Landmark, Legends, Premium Plus, Rollover Choice, Signature, Opportunities Contracts, Variable Annuity, and Value.

Contract Maintenance Charges

An annual Contract fee may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. The charge is $30 per Contract year for Generations, Opportunities, Landmark, Focus VA, Signature, Legends, Simplicity, ES II, Value, Variable Annuity, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Contingent Deferred Sales Charges

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Generations, Opportunities, Premium Plus, Focus VA, Signature, Legends, Simplicity, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

Complete		Granite
Years Elapsed		PrimElite		Opportunities,
Since Premium	DVA 80	& DVA	Premium	ES II &
Payment	& DVA	Plus	Plus	Generations	Value	Architect

0	6%	7%	8%	8%	6%	8%
1	5	7	8	7	6	7
2	4	6	8	6	6	6
3	3	5	8	5	5	5
4	2	4	7	4	4	4
5	1	3	6	3	3	3
6	-	1	5	2	1	2
7	-	-	3	1	-	-
8	-	-	1	-	-	-
9+	-	-	-	-	-	-

Complete
Years Elapsed
Since Premium		Landmark	Signature	Rollover
Payment	Advantage	& Legends	& VA	Choice	Focus VA	Simplicity

0	6%	6%	7%	6%	3%	6%
1	5	5	7	6	2	6
2	4	4	6	5	1	5
3	-	3	6	4	-	4
4	-	-	5	3	-	3
5	-	-	4	2	-	-
6	-	-	3	1	-	-
7	-	-	-	-	-	-
8	-	-	-	-	-	-
9+	-	-	-	-	-	-

Withdrawal and Distribution Charges

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts’ accumulation values.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Deferred Sales Load

Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 3.50% of premiums.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts are currently waived by ING USA. ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

4. Related Party Transactions

During the year ended December 31, 2006, management and service fees were paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.00% to 1.25% of the average net assets of each respective Series.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

In addition, management and service fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Mutual Funds, the ING Variable Insurance Trust, ING VP Intermediate Bond Portfolio, ING Variable Portfolios, Inc., ING Variable Funds, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolio, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.00% to 1.00% of the average net assets of each respective Portfolio.

Management and service fees were also paid to ING Life Insurance and Annuity Company (“ILIAC”), an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.10% to 1.00% of the average net assets of each respective Portfolio.

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors Trust approved a consolidation of the Advisory functions for all of the Portfolios. Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. The functions of DSI and ILIAC were consolidated into DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized DSL, and ILIAC’s advisory contracts will be assumed by DSL.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	$ 4,422	$ 13,723	$ 13,895	$ 13,605
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	41	42	14	110
Columbia Federal Securities Fund, Variable Series - Class A	5	7	5	7
Columbia Large Cap Growth Fund, Variable Series - Class A	29	46	551	57
Columbia Small Company Growth Fund, Variable Series - Class A	-	5	-	5
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	112,930	22,686	47,269	18,392
Fidelity® VIP Growth Portfolio - Service Class 2	386	215,499	13,332	57,212
Fidelity® VIP Overseas Portfolio - Service Class 2	285	793	591	649
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	320,410	25,758	204,012	3,868
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	3,268	497	1,444	187
Mutual Shares Securities Fund - Class 2	74,736	2,631	-	-
ING GET Fund:
ING GET Fund - Series N	1,051	15,155	661	3,588
ING GET Fund - Series P	4,093	69,086	3,104	19,642
ING GET Fund - Series Q	3,451	21,386	3,899	28,031
ING GET Fund - Series R	4,833	18,727	5,786	31,504
ING GET Fund - Series S	4,032	25,778	6,631	39,477
ING GET Fund - Series T	4,770	28,654	7,586	33,914
ING GET Fund - Series U	5,151	40,611	10,489	28,019
ING GET Fund - Series V	3,623	65,112	4,334	55,009
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	98,187	86,312	18,629	94,213
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	5,781	2,085	4,470	1,150
ING American Funds Growth Portfolio	329,792	25,636	482,426	6,963
ING American Funds Growth-Income Portfolio	204,178	14,493	324,725	2,932
ING American Funds International Portfolio	286,154	32,288	270,222	7,655
ING BlackRock Large Cap Growth Portfolio - Service Class	19,011	25,278	141,077	18,873
ING BlackRock Large Cap Value Portfolio - Service Class	32,211	10,603	7,891	8,709
ING BlackRock Large Cap Value Portfolio - Service 2 Class	1,384	397	1,102	541
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	4,678	93,035	11,040	84,950
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class	572	1,392	2,061	788
ING Capital Guardian U.S. Equities Portfolio - Service Class	46,870	95,466	7,837	93,088
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	1,134	1,252	1,283	962
ING Eagle Asset Capital Appreciation Portfolio - Service Class	33,597	215,423	15,154	51,897

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2006	2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Investors Trust (continued):
ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class	$ 752	$ 3,754	$ 1,303	$ 129
ING EquitiesPlus Portfolio - Service Class	138,345	21,972	-	-
ING EquitiesPlus Portfolio - Service 2 Class	30	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	36,347	27,560	142,972	16,807
ING Evergreen Omega Portfolio - Service Class	6,877	4,865	6,494	1,848
ING Evergreen Omega Portfolio - Service 2 Class	408	103	714	123
ING FMRSM Diversified Mid Cap Portfolio - Service Class	114,682	64,494	333,826	41,658
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	10,391	2,962	17,864	661
ING FMRSM Large Cap Growth Portfolio - Service Class	203,270	26,139	10,834	1,800
ING FMRSM Large Cap Growth Portfolio - Service 2 Class	-	16	16	-
ING FMRSM Mid Cap Growth Portfolio - Service Class	7,803	108,322	4,830	125,843
ING FMRSM Mid Cap Growth Portfolio - Service 2 Class	2,121	2,374	4,607	3,089
ING Franklin Income Portfolio - Service Class	151,763	3,963	-	-
ING Franklin Income Portfolio - Service 2 Class	2,827	102	-	-
ING Global Real Estate Portfolio - Service Class	72,564	3,771	-	-
ING Global Real Estate Portfolio - Service 2 Class	1,681	53	-	-
ING Global Resources Portfolio - Service Class	216,088	81,016	-	-
ING Global Resources Portfolio - Service 2 Class	10,325	2,468	8,792	767
ING Global Technology Portfolio - Service Class	30,274	22,814	26,747	19,376
ING Global Technology Portfolio - Service 2 Class	2,207	967	2,125	595
ING International Portfolio - Service Class	23,830	35,451	22,577	42,794
ING International Portfolio - Service 2 Class	1,652	1,708	2,016	1,198
ING Janus Contrarian Portfolio - Service Class	68,501	19,053	25,931	20,078
ING Janus Contrarian Portfolio - Service 2 Class	3,004	401	1,689	573
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	9,968	2,422	8,848	426
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	170,135	83,523	121,811	34,702
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	66,962	30,442	54,567	25,868
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	6,005	3,631	16,113	1,211
ING JPMorgan Value Opportunities Portfolio - Service Class	31,173	10,920	46,199	6,162
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	730	86	916	74
ING Julius Baer Foreign Portfolio - Service Class	182,689	30,426	175,340	21,946
ING Julius Baer Foreign Portfolio - Service 2 Class	13,656	1,376	20,243	559
ING Legg Mason Partners All Cap Portfolio - Service Class	7,649	63,379	5,283	75,442
ING Legg Mason Partners All Cap Portfolio - Service 2 Class	3,631	1,822	6,097	677
ING Legg Mason Value Portfolio - Service Class	39,414	42,978	92,803	4,963
ING Legg Mason Value Portfolio - Service 2 Class	4,200	3,049	13,919	2,350
ING LifeStyle Aggressive Growth Portfolio - Service Class	368,055	36,080	412,282	1,959
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	3,004	642	-	-
ING LifeStyle Growth Portfolio - Service Class	1,105,845	9,433	816,975	-
ING LifeStyle Growth Portfolio - Service 2 Class	8,221	408	-	-

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Investors Trust (continued):
ING LifeStyle Moderate Growth Portfolio - Service Class	$ 734,978	$ 18,323	$ 738,305	$ 6,868
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	4,931	17	-	-
ING LifeStyle Moderate Portfolio - Service Class	352,601	24,554	320,153	36,450
ING LifeStyle Moderate Portfolio - Service 2 Class	7,412	132	-	-
ING Limited Maturity Bond Portfolio - Service Class	8,742	62,430	15,462	92,738
ING Liquid Assets Portfolio - Service Class	694,274	566,486	583,802	619,701
ING Liquid Assets Portfolio - Service 2 Class	23,709	19,585	34,365	32,554
ING Lord Abbett Affiliated Portfolio - Service Class	37,778	17,734	2,373	26,574
ING Lord Abbett Affiliated Portfolio - Service 2 Class	1,268	588	898	129
ING MarketPro Portfolio - Service Class	28,222	2,138	2,281	1
ING MarketPro Portfolio - Service 2 Class	8,537	364	67	-
ING MarketStyle Growth Portfolio - Service Class	5,294	192	2,642	2
ING MarketStyle Moderate Growth Portfolio - Service Class	4,896	113	3,161	5
ING MarketStyle Moderate Portfolio - Service Class	1,081	50	921	18
ING Marsico Growth Portfolio - Service Class	9,721	130,330	32,488	95,022
ING Marsico Growth Portfolio - Service 2 Class	3,503	2,332	6,988	1,261
ING Marsico International Opportunities Portfolio - Service Class	61,778	38,475	124,190	11,514
ING MFS Total Return Portfolio - Service Class	102,292	195,825	120,676	97,211
ING MFS Total Return Portfolio - Service 2 Class	8,270	6,234	16,479	1,976
ING MFS Utilities Portfolio - Service Class	89,889	27,677	178,787	28,036
ING Oppenheimer Main Street Portfolio® - Service Class	7,960	75,369	15,466	76,385
ING Oppenheimer Main Street Portfolio® - Service 2 Class	568	373	1,473	168
ING PIMCO Core Bond Portfolio - Service Class	84,471	85,732	133,345	83,088
ING PIMCO Core Bond Portfolio - Service 2 Class	8,928	3,348	11,052	2,491
ING PIMCO High Yield Portfolio - Service Class	160,808	142,857	172,166	185,167
ING Pioneer Fund Portfolio - Service Class	15,253	12,824	83,123	3,166
ING Pioneer Mid Cap Value Portfolio - Service Class	34,820	67,672	587,295	12,050
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	298,250	100,410	350,254	37,760
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	22,621	4,924	35,281	1,579
ING T. Rowe Price Equity Income Portfolio - Service Class	81,286	112,754	78,198	58,129
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	4,955	3,808	10,882	2,857
ING Templeton Global Growth Portfolio - Service Class	85,774	25,213	14,481	55,256
ING Templeton Global Growth Portfolio - Service 2 Class	2,325	897	1,771	616
ING UBS U.S. Allocation Portfolio - Service Class	2,504	24,089	20,264	12,191
ING UBS U.S. Allocation Portfolio - Service 2 Class	799	648	1,687	412
ING Van Kampen Equity Growth Portfolio - Service Class	13,654	18,425	21,761	7,808
ING Van Kampen Equity Growth Portfolio - Service 2 Class	2,375	1,852	2,409	1,025
ING Van Kampen Global Franchise Portfolio - Service Class	78,988	20,838	97,723	17,111
ING Van Kampen Global Franchise Portfolio - Service 2 Class	11,976	4,619	22,176	827
ING Van Kampen Growth and Income Portfolio - Service Class	104,108	86,062	53,036	100,435

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Investors Trust (continued):
ING Van Kampen Growth and Income Portfolio - Service 2 Class	$ 13,503	$ 7,043	$ 17,625 $	5,889
ING Van Kampen Real Estate Portfolio - Service Class	172,152	75,339	115,903	62,160
ING Van Kampen Real Estate Portfolio - Service 2 Class	6,737	2,827	9,762	1,565
ING VP Index Plus International Equity Portfolio - Service Class	36,096	5,719	240	-
ING VP Index Plus International Equity Portfolio - Service 2 Class	719	91	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	15,654	55,048	6,986	57,548
ING Wells Fargo Mid Cap Disciplined Portfolio - Service 2 Class	679	544	856	323
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	35,269	11,845	74	2
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	1,405	165	-	-
ING Mutual Funds:
ING Diversified International Fund - Class R	76	-	-	-
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Service Class	216	208	349	323
ING American Century Select Portfolio - Initial Class	7	132	682	207
ING American Century Select Portfolio - Service Class	122	6	66	284
ING American Century Small-Mid Cap Value
Portfolio - Service Class	288	243	191	81
ING Baron Small Cap Growth Portfolio - Service Class	95,480	26,957	68,006	4,960
ING Columbia Small Cap Value II Portfolio - Service Class	71,887	4,314	-	-
ING Davis Venture Value Portfolio - Service Class	88,517	2,693	1,571	173
ING Fundamental Research Portfolio - Initial Class	490	141	-	-
ING Fundamental Research Portfolio - Service Class	503	367	2,122	1,367
ING Goldman Sachs® Capital Growth Portfolio - Service Class	39	2	9	6
ING JPMorgan International Portfolio - Service Class	62,246	26,765	65,044	43,182
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,873	4,235	8,617	5,363
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	17,946	21,198	36,270	9,864
ING Neuberger Berman Partners Portfolio - Service Class	178,188	2,432	-	-
ING Neuberger Berman Regency Portfolio - Service Class	3,583	656	-	-
ING OpCap Balanced Value Portfolio - Service Class	229	575	314	379
ING Oppenheimer Global Portfolio - Initial Class	99	4,263	18,860	3,486
ING Oppenheimer Global Portfolio - Service Class	68,327	4,239	37,193	8,854
ING Oppenheimer Strategic Income Portfolio - Service Class	1,320	543	3,572	467
ING PIMCO Total Return Portfolio - Service Class	1,030	884	1,240	563
ING Solution 2015 Portfolio - Service Class	3,050	328	352	1
ING Solution 2025 Portfolio - Service Class	2,422	36	46	-
ING Solution 2035 Portfolio - Service Class	1,675	221	18	-
ING Solution 2045 Portfolio - Service Class	299	11	5	-
ING Solution Income Portfolio - Service Class	796	258	-	-
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class	1,338	126	216	59
ING T. Rowe Price Growth Equity Portfolio - Service Class	1,289	754	939	780

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Templeton Foreign Equity Portfolio - Service Class	$ 24,154	$ 948	$ - $	-
ING Thornburg Value Portfolio - Initial Class	56	600	297	876
ING Thornburg Value Portfolio - Service Class	9,261	3,138	22	187
ING UBS U.S. Large Cap Equity Portfolio - Service Class	21,382	8,052	9,743	3,674
ING UBS U.S. Small Cap Growth Portfolio - Service Class	9,033	4,012	-	-
ING Van Kampen Comstock Portfolio - Service Class	47,524	15,434	67,348	2,015
ING Van Kampen Equity and Income Portfolio - Initial Class	217	708	4,344	563
ING Van Kampen Equity and Income Portfolio - Service Class	30,251	6,353	33,583	648
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S	683	112	117	1
ING VP Strategic Allocation Growth Portfolio - Class S	293	36	28	-
ING VP Strategic Allocation Moderate Portfolio - Class S	592	303	362	9
ING Variable Funds:
ING VP Growth and Income Portfolio - Class S	2,497	602	1,029	513
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	5,804	45,327	10,029	45,186
ING GET U.S. Core Portfolio - Series 2	3,275	31,490	5,218	23,322
ING GET U.S. Core Portfolio - Series 3	2,438	32,125	3,028	44,880
ING GET U.S. Core Portfolio - Series 4	2,612	14,733	1,486	16,601
ING GET U.S. Core Portfolio - Series 5	2,372	12,099	1,162	7,103
ING GET U.S. Core Portfolio - Series 6	1,084	15,128	268	19,454
ING GET U.S. Core Portfolio - Series 7	816	16,636	47,340	12,584
ING GET U.S. Core Portfolio - Series 8	509	5,692	17,926	3,065
ING GET U.S. Core Portfolio - Series 9	327	7,844	17,333	851
ING GET U.S. Core Portfolio - Series 10	402	5,134	13,346	780
ING GET U.S. Core Portfolio - Series 11	13,983	5,250	1,480	1
ING GET U.S. Core Portfolio - Series 12	5,548	1,369	-	-
ING GET U.S. Core Portfolio - Series 13	56,505	3,240	-	-
ING VP Global Equity Dividend Portfolio	3,169	13,859	12,988	9,650
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S	570	108	76	4
ING VP Growth Portfolio - Class S	59	78	32	124
ING VP Index Plus LargeCap Portfolio - Class S	35,562	28,088	63,069	23,910
ING VP Index Plus MidCap Portfolio - Class S	65,958	24,323	103,567	10,377
ING VP Index Plus SmallCap Portfolio - Class S	61,430	20,078	86,539	13,352
ING VP International Equity Portfolio - Class S	595	199	502	461
ING VP Small Company Portfolio - Class S	1,161	318	193	257
ING VP Value Opportunity Portfolio - Class S	534	5,641	26,064	1,032

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2006	2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S	$ 771	$ 8,418	$ 1,388	$ 1,887
ING VP Financial Services Portfolio - Class S	26,303	21,159	66,301	8,612
ING VP International Value Portfolio - Class S	3,909	475	2,025	543
ING VP LargeCap Growth Portfolio - Class S	254	1,911	45	229
ING VP MidCap Opportunities Portfolio - Class S	116	7,657	2,076	5,838
ING VP Real Estate Portfolio - Class S	5,049	188	686	81
ING VP SmallCap Opportunities Portfolio - Class S	13,354	22,111	16,752	17,241
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	9,071	2,488	857	860
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	358,236	37,774	136,184	34,285
Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Appreciation Portfolio	1	498	17	188
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio	11	65	21	89
Legg Mason Partners Variable International All Cap Growth
Portfolio	23	58	4	87
Legg Mason Partners Variable Large Cap Value Portfolio	20	105	14	151
Legg Mason Partners Variable Money Market Portfolio	1	2	1	14
Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series - Class B	34,835	98,982	102,608	13,130
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	737	56	89	-
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,132	122	403	46
PIMCO StocksPLUS® Growth and Income
Portfolio - Administrative Class	569	147,744	3,419	35,247
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	4,640	403	1,986	303
Pioneer Small Cap Value VCT Portfolio - Class II	7,079	648	-	-
Pioneer Small Company VCT Portfolio - Class II	272	7,532	1,230	1,538
ProFunds:
ProFund VP Bull	73,868	94,751	132,845	165,715
ProFund VP Europe 30	15,709	27,743	48,929	47,601
ProFund VP Rising Rates Opportunity	45,957	53,082	61,801	58,217
ProFund VP Small-Cap	94,979	118,460	156,239	175,177
Putnam Variable Trust:
Putnam VT International Growth and Income
Fund - Class IB Shares	41	3,861	81	715

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2006	2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	$ 341	$ 493	$ 1,639 $	248
Wells Fargo Advantage C&B Large Cap Value Fund	42	155	378	25
Wells Fargo Advantage Equity Income Fund	41	101	248	164
Wells Fargo Advantage Large Company Growth Fund	38	326	821	173
Wells Fargo Advantage Money Market Fund	1,464	1,933	8,450	8,035
Wells Fargo Advantage Small Cap Growth Fund	28	52	195	38
Wells Fargo Advantage Total Return Bond Fund	173	179	1,090	161

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

6. Changes in Units

The changes in units outstanding for the years ended December 31, 2006 and 2005 are shown in the following table. The activity includes contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract) .

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	398,706	1,362,586	(963,880)	1,905,796	1,931,780	(25,984)
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	442	2,891	(2,449)	49	7,919	(7,870)
Columbia Federal Securities Fund, Variable Series - Class A	-	542	(542)	-	577	(577)
Columbia Large Cap Growth Fund, Variable Series - Class A	2,453	3,546	(1,093)	53,973	4,943	49,030
Columbia Small Company Growth Fund, Variable Series - Class A	21	228	(207)	-	249	(249)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	10,147,797	6,410,965	3,736,832	8,076,710	6,121,155	1,955,555
Fidelity® VIP Growth Portfolio - Service Class 2	408,975	24,050,763	(23,641,788)	3,908,914	8,867,927	(4,959,013)
Fidelity® VIP Overseas Portfolio - Service Class 2	22,668	51,050	(28,382)	44,264	49,067	(4,803)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	32,928,677	13,565,469	19,363,208	19,326,949	2,578,699	16,748,250
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	238,109	86,658	151,451	105,170	22,180	82,990
Mutual Shares Securities Fund - Class 2	8,012,256	904,192	7,108,064	-	-	-
ING GET Fund:
ING GET Fund - Series N	50,413	1,468,079	(1,417,666)	20,763	336,469	(315,706)
ING GET Fund - Series P	245,077	6,908,416	(6,663,339)	131,301	1,916,924	(1,785,623)
ING GET Fund - Series Q	1,088,098	2,961,075	(1,872,977)	918,312	3,459,037	(2,540,725)
ING GET Fund - Series R	1,151,555	2,735,775	(1,584,220)	1,320,414	4,153,890	(2,833,476)
ING GET Fund - Series S	1,529,596	3,756,078	(2,226,482)	1,954,809	5,548,829	(3,594,020)
ING GET Fund - Series T	1,605,592	4,135,632	(2,530,040)	2,023,231	5,057,798	(3,034,567)
ING GET Fund - Series U	3,563,713	7,088,272	(3,524,559)	673,986	3,000,878	(2,326,892)
ING GET Fund - Series V	4,445,114	10,894,898	(6,449,784)	1,107,338	6,345,651	(5,238,313)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	6,614,495	8,524,868	(1,910,373)	5,429,076	(9,100,888)	(3,671,812)
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	323,214	192,938	130,276	442,874	137,451	305,423
ING American Funds Growth Portfolio	50,347,673	25,826,444	24,521,229	59,295,246	17,965,648	41,329,598
ING American Funds Growth-Income Portfolio	33,160,656	17,265,813	15,894,843	42,562,659	13,697,586	28,865,073
ING American Funds International Portfolio	30,328,263	14,440,536	15,887,727	28,088,372	8,497,193	19,591,179
ING BlackRock Large Cap Growth Portfolio - Service Class	2,268,920	3,423,545	(1,154,625)	13,688,745	2,490,082	11,198,663
ING BlackRock Large Cap Value Portfolio - Service Class	3,481,772	1,840,897	1,640,875	1,370,434	1,372,688	(2,254)
ING BlackRock Large Cap Value Portfolio - Service 2 Class	98,580	33,112	65,468	94,360	39,368	54,992
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	1,304,178	5,538,504	(4,234,326)	4,249,345	7,814,336	(3,564,991)
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class	58,742	103,757	(45,015)	222,617	93,539	129,078
ING Capital Guardian U.S. Equities Portfolio - Service Class	4,001,276	10,919,458	(6,918,182)	7,069,154	14,248,809	(7,179,655)
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	41,300	84,440	(43,140)	138,587	84,342	54,245
ING Eagle Asset Capital Appreciation Portfolio - Service Class	719,964	9,908,183	(9,188,219)	1,879,180	3,582,416	(1,703,236)
ING Eagle Asset Capital Appreciation Portfolio - Service 2 Class	20,431	269,776	(249,345)	117,387	10,780	106,607
ING EquitiesPlus Portfolio - Service Class	14,226,367	2,442,031	11,784,336	-	-	-
ING EquitiesPlus Portfolio - Service 2 Class	6,466	3,390	3,076	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	7,363,668	6,327,689	1,035,979	15,891,574	3,894,545	11,997,029
ING Evergreen Omega Portfolio - Service Class	759,901	557,934	201,967	708,163	250,143	458,020
ING Evergreen Omega Portfolio - Service 2 Class	39,604	9,053	30,551	72,055	11,344	60,711
ING FMRSM Diversified Mid Cap Portfolio - Service Class	14,279,500	14,157,648	121,852	30,527,591	9,296,683	21,230,908
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	613,776	311,603	302,173	1,231,833	120,363	1,111,470
ING FMRSM Large Cap Growth Portfolio - Service Class	19,800,296	3,188,665	16,611,631	1,051,953	172,423	879,530
ING FMRSM Large Cap Growth Portfolio - Service 2 Class	-	1,485	(1,485)	1,488	3	1,485
ING FMRSM Mid Cap Growth Portfolio - Service Class	2,253,599	5,830,186	(3,576,587)	2,746,679	7,362,357	(4,615,678)
ING FMRSM Mid Cap Growth Portfolio - Service 2 Class	229,517	197,818	31,699	479,100	304,287	174,813
ING Franklin Income Portfolio - Service Class	16,810,902	2,427,716	14,383,186	-	-	-
ING Franklin Income Portfolio - Service 2 Class	279,948	11,968	267,980	-	-	-
ING Global Real Estate Portfolio - Service Class	6,675,724	1,074,374	5,601,350	-	-	-
ING Global Real Estate Portfolio - Service 2 Class	139,440	6,162	133,278	-	-	-

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Global Resources Portfolio - Service Class	11,912,460	8,903,624	3,008,836	10,730,996	6,150,842	4,580,154
ING Global Resources Portfolio - Service 2 Class	453,431	211,047	242,384	646,766	132,076	514,690
ING Global Technology Portfolio - Service Class	5,365,262	5,249,709	115,553	5,495,073	4,889,920	605,153
ING Global Technology Portfolio - Service 2 Class	115,511	69,059	46,452	173,894	61,396	112,498
ING International Portfolio - Service Class	219,954	2,915,622	(2,695,668)	2,549,823	5,429,669	(2,879,846)
ING International Portfolio - Service 2 Class	6,593	95,295	(88,702)	119,818	92,328	27,490
ING Janus Contrarian Portfolio - Service Class	8,473,272	4,863,947	3,609,325	4,241,994	3,657,073	584,921
ING Janus Contrarian Portfolio - Service 2 Class	185,311	40,006	145,305	143,757	54,837	88,920
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	629,032	247,567	381,465	17,910,344	10,232,722	7,677,622
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	21,529,889	16,274,596	5,255,293	700,161	112,990	587,171
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	8,749,367	6,228,456	2,520,911	7,175,568	5,062,408	2,113,160
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	605,123	429,219	175,904	1,308,640	347,323	961,317
ING JPMorgan Value Opportunities Portfolio - Service Class	3,540,996	1,804,880	1,736,116	4,685,518	842,360	3,843,158
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	65,928	10,513	55,415	92,332	10,836	81,496
ING Julius Baer Foreign Portfolio - Service Class	20,733,504	10,483,107	10,250,397	18,368,360	7,737,447	10,630,913
ING Julius Baer Foreign Portfolio - Service 2 Class	1,097,279	270,894	826,385	1,585,471	238,183	1,347,288
ING Legg Mason Partners All Cap Portfolio - Service Class	2,229,563	6,314,713	(4,085,150)	3,564,272	8,930,797	(5,366,525)
ING Legg Mason Partners All Cap Portfolio - Service 2 Class	335,992	173,810	162,182	653,442	147,403	506,039
ING Legg Mason Value Portfolio - Service Class	12,312,408	12,181,381	131,027	17,985,946	8,070,324	9,915,622
ING Legg Mason Value Portfolio - Service 2 Class	526,360	390,697	135,663	1,344,231	309,515	1,034,716
ING LifeStyle Aggressive Growth Portfolio - Service Class	39,192,003	13,193,765	25,998,238	43,662,395	5,960,457	37,701,938
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	277,466	96,922	180,544	-	-	-
ING LifeStyle Growth Portfolio - Service Class	115,037,149	26,273,956	88,763,193	88,331,070	12,809,161	75,521,909
ING LifeStyle Growth Portfolio - Service 2 Class	655,574	34,967	620,607	-	-	-
ING LifeStyle Moderate Growth Portfolio - Service Class	86,159,346	26,383,452	59,775,894	84,322,770	16,225,609	68,097,161
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	411,510	4,535	406,975	-	-	-
ING LifeStyle Moderate Portfolio - Service Class	44,076,955	16,137,690	27,939,265	38,129,042	11,435,854	26,693,188
ING LifeStyle Moderate Portfolio - Service 2 Class	640,842	12,147	628,695	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	280,433	3,208,850	(2,928,417)	624,188	5,068,802	(4,444,614)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Liquid Assets Portfolio - Service Class	218,612,065	211,071,162	7,540,903	175,941,201	178,580,084	(2,638,883)
ING Liquid Assets Portfolio - Service 2 Class	5,466,210	5,091,071	375,139	6,250,141	6,077,386	172,755
ING Lord Abbett Affiliated Portfolio - Service Class	3,894,664	3,137,094	757,570	920,776	3,051,438	(2,130,662)
ING Lord Abbett Affiliated Portfolio - Service 2 Class	82,545	45,490	37,055	78,091	14,067	64,024
ING MarketPro Portfolio - Service Class	3,001,099	443,250	2,557,849	236,115	8,485	227,630
ING MarketPro Portfolio - Service 2 Class	970,443	165,392	805,051	6,663	1	6,662
ING MarketStyle Growth Portfolio - Service Class	516,406	26,122	490,284	264,067	1,963	262,104
ING MarketStyle Moderate Growth Portfolio - Service Class	486,026	18,446	467,580	321,247	4,166	317,081
ING MarketStyle Moderate Portfolio - Service Class	113,700	10,178	103,522	97,937	7,182	90,755
ING Marsico Growth Portfolio - Service Class	6,851,741	13,396,695	(6,544,954)	10,898,721	13,893,057	(2,994,336)
ING Marsico Growth Portfolio - Service 2 Class	382,315	246,979	135,336	679,237	167,132	512,105
ING Marsico International Opportunities Portfolio - Service Class	7,948,628	6,082,890	1,865,738	11,705,929	1,700,931	10,004,998
ING MFS Total Return Portfolio - Service Class	7,984,925	13,770,984	(5,786,059)	14,281,167	14,681,763	(400,596)
ING MFS Total Return Portfolio - Service 2 Class	697,872	690,625	7,247	1,582,004	406,333	1,175,671
ING MFS Utilities Portfolio - Service Class	12,475,657	7,629,076	4,846,581	19,049,447	5,759,691	13,289,756
ING Oppenheimer Main Street Portfolio® - Service Class	1,840,565	4,741,027	(2,900,462)	2,735,734	5,499,058	(2,763,324)
ING Oppenheimer Main Street Portfolio® - Service 2 Class	52,329	32,165	20,164	133,957	16,971	116,986
ING PIMCO Core Bond Portfolio - Service Class	18,155,832	18,507,683	(351,851)	20,698,298	18,013,267	2,685,031
ING PIMCO Core Bond Portfolio - Service 2 Class	1,023,896	520,965	502,931	1,225,030	478,371	746,659
ING PIMCO High Yield Portfolio - Service Class	24,675,134	26,241,940	(1,566,806)	27,512,412	31,735,812	(4,223,400)
ING Pioneer Fund Portfolio - Service Class	2,370,767	2,062,810	307,957	8,030,129	522,826	7,507,303
ING Pioneer Mid Cap Value Portfolio - Service Class	13,220,614	15,472,321	(2,251,707)	60,393,735	5,845,027	54,548,708
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	19,076,208	13,396,942	5,679,266	21,863,165	11,043,287	10,819,878
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	1,706,129	782,929	923,200	3,194,942	580,055	2,614,887
ING T. Rowe Price Equity Income Portfolio - Service Class	6,329,180	8,018,727	(1,689,547)	9,056,232	7,911,681	1,144,551
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	358,001	353,195	4,806	1,003,481	362,426	641,055
ING Templeton Global Growth Portfolio - Service Class	5,093,173	4,016,798	1,076,375	3,171,227	4,923,296	(1,752,069)
ING Templeton Global Growth Portfolio - Service 2 Class	110,426	58,095	52,331	151,426	50,197	101,229
ING UBS U.S. Allocation Portfolio - Service Class	716,090	2,891,251	(2,175,161)	3,638,764	2,825,084	813,680

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING UBS U.S. Allocation Portfolio - Service 2 Class	65,038	44,760	20,278	161,091	40,679	120,412
ING Van Kampen Equity Growth Portfolio - Service Class	2,047,887	2,560,066	(512,179)	2,785,970	1,445,052	1,340,918
ING Van Kampen Equity Growth Portfolio - Service 2 Class	179,281	148,016	31,265	248,184	107,637	140,547
ING Van Kampen Global Franchise Portfolio - Service Class	9,042,038	5,544,330	3,497,708	11,864,031	5,241,070	6,622,961
ING Van Kampen Global Franchise Portfolio - Service 2 Class	1,042,637	653,626	389,011	2,185,511	383,305	1,802,206
ING Van Kampen Growth and Income Portfolio - Service Class	5,912,599	7,039,271	(1,126,672)	7,078,272	8,177,220	(1,098,948)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	861,002	771,011	89,991	1,794,072	760,440	1,033,632
ING Van Kampen Real Estate Portfolio - Service Class	5,952,944	4,615,725	1,337,219	6,653,017	4,766,940	1,886,077
ING Van Kampen Real Estate Portfolio - Service 2 Class	334,813	232,649	102,164	829,680	268,281	561,399
ING VP Index Plus International Equity Portfolio - Service Class	3,502,222	929,072	2,573,150	23,254	40	23,214
ING VP Index Plus International Equity Portfolio - Service 2 Class	62,731	7,722	55,009	-	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	1,955,225	3,417,803	(1,462,578)	1,229,678	3,470,713	(2,241,035)
ING Wells Fargo Mid Cap Disciplined Portfolio - Service 2 Class	67,964	48,593	19,371	79,055	29,551	49,504
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	3,813,212	1,663,955	2,149,257	7,467	200	7,267
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	129,926	14,799	115,127	-	-	-
ING Mutual Funds:
ING Diversified International Fund - Class R	7,158	1	7,157	-	-	-
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	16,295	17,823	(1,528)	29,730	29,336	394
ING American Century Select Portfolio - Initial Class	1,199	13,809	(12,610)	69,190	19,592	49,598
ING American Century Select Portfolio - Service Class	14,809	2,010	12,799	8,622	32,275	(23,653)
ING American Century Small-Mid Cap Value Portfolio - Service Class	24,627	21,265	3,362	10,567	6,109	4,458
ING Baron Small Cap Growth Portfolio - Service Class	12,085,637	6,289,817	5,795,820	7,375,923	1,535,196	5,840,727
ING Columbia Small Cap Value II Portfolio - Service Class	8,648,586	1,519,480	7,129,106	-	-	-
ING Davis Venture Value Portfolio - Service Class	9,612,226	1,527,390	8,084,836	160,211	(18,573)	178,784
ING Fundamental Research Portfolio - Initial Class	48,261	14,199	34,062	-	-	-
ING Fundamental Research Portfolio - Service Class	58,285	46,548	11,737	217,692	147,443	70,249
ING Goldman Sachs® Capital Growth Portfolio - Service Class	3,629	136	3,493	772	(488)	1,260
ING JPMorgan International Portfolio - Service Class	5,748,844	3,414,782	2,334,062	6,588,352	4,883,333	1,705,019

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING JPMorgan Mid Cap Value Portfolio - Service Class	382,500	538,761	(156,261)	792,385	634,624	157,761
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	3,429,585	3,425,144	4,441	5,110,242	2,613,391	2,496,851
ING Neuberger Berman Partners Portfolio - Service Class	17,312,186	310,909	17,001,277	-	-	-
ING Neuberger Berman Regency Portfolio - Service Class	399,880	90,569	309,311	-	-	-
ING OpCap Balanced Value Portfolio - Service Class	21,916	49,142	(27,226)	27,325	31,601	(4,276)
ING Oppenheimer Global Portfolio - Initial Class	65,537	378,873	(313,336)	1,810,514	287,102	1,523,412
ING Oppenheimer Global Portfolio - Service Class	6,828,445	1,967,238	4,861,207	3,471,218	1,150,262	2,320,956
ING Oppenheimer Strategic Income Portfolio - Service Class	155,602	77,396	78,206	359,797	53,782	306,015
ING PIMCO Total Return Portfolio - Service Class	99,896	88,225	11,671	119,034	62,750	56,284
ING Solution 2015 Portfolio - Service Class	302,565	58,370	244,195	33,901	5	33,896
ING Solution 2025 Portfolio - Service Class	210,194	7,111	203,083	4,316	(2)	4,318
ING Solution 2035 Portfolio - Service Class	169,828	45,254	124,574	1,745	(1)	1,746
ING Solution 2045 Portfolio - Service Class	25,515	1,671	23,844	429	-	429
ING Solution Income Portfolio - Service Class	95,037	43,453	51,584	-	-	-
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	112,390	19,949	92,441	24,464	11,127	13,337
ING T. Rowe Price Growth Equity Portfolio - Service Class	144,885	106,709	38,176	89,318	75,308	14,010
ING Templeton Foreign Equity Portfolio - Service Class	2,573,568	311,846	2,261,722	-	-	-
ING Thornburg Value Portfolio - Initial Class	60,920	119,807	(58,887)	53,415	118,753	(65,338)
ING Thornburg Value Portfolio - Service Class	894,339	329,075	565,264	2,464	17,682	(15,218)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	2,033,496	922,609	1,110,887	957,529	390,478	567,051
ING UBS U.S. Small Cap Growth Portfolio - Service Class	958,626	441,352	517,274	-	-	-
ING Van Kampen Comstock Portfolio - Service Class	5,853,757	3,826,258	2,027,499	7,275,717	1,892,811	5,382,906
ING Van Kampen Equity and Income Portfolio - Initial Class	4,894	64,137	(59,243)	436,071	55,877	380,194
ING Van Kampen Equity and Income Portfolio - Service Class	3,359,275	1,465,211	1,894,064	3,481,849	382,199	3,099,650
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S	50,199	9,203	40,996	8,819	35	8,784
ING VP Strategic Allocation Growth Portfolio - Class S	24,162	8,298	15,864	1,844	-	1,844
ING VP Strategic Allocation Moderate Portfolio - Class S	39,223	20,549	18,674	26,074	1,050	25,024

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Funds:
ING VP Growth and Income Portfolio - Class S	229,017	96,328	132,689	96,798	58,374	38,424
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	2,330,964	6,391,953	(4,060,989)	578,562	4,623,121	(4,044,559)
ING GET U.S. Core Portfolio - Series 2	1,408,124	4,325,309	(2,917,185)	501,114	2,592,289	(2,091,175)
ING GET U.S. Core Portfolio - Series 3	1,258,716	4,302,268	(3,043,552)	684,391	4,964,383	(4,279,992)
ING GET U.S. Core Portfolio - Series 4	211,718	1,502,435	(1,290,717)	107,956	1,582,525	(1,474,569)
ING GET U.S. Core Portfolio - Series 5	139,170	1,162,012	(1,022,842)	129,656	720,896	(591,240)
ING GET U.S. Core Portfolio - Series 6	300,572	1,698,589	(1,398,017)	234,999	2,053,476	(1,818,477)
ING GET U.S. Core Portfolio - Series 7	473,308	2,032,265	(1,558,957)	5,000,690	1,451,611	3,549,079
ING GET U.S. Core Portfolio - Series 8	101,930	608,394	(506,464)	1,802,235	297,744	1,504,491
ING GET U.S. Core Portfolio - Series 9	117,930	834,799	(716,869)	1,760,186	103,702	1,656,484
ING GET U.S. Core Portfolio - Series 10	39,092	489,114	(450,022)	1,339,114	84,264	1,254,850
ING GET U.S. Core Portfolio - Series 11	1,397,181	489,272	907,909	148,056	(19)	148,075
ING GET U.S. Core Portfolio - Series 12	568,045	141,668	426,377	-	-	-
ING GET U.S. Core Portfolio - Series 13	5,877,647	605,105	5,272,542	-	-	-
ING VP Global Equity Dividend Portfolio	761,168	2,259,529	(1,498,361)	2,563,360	2,236,177	327,183
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S	44,552	10,120	34,432	9,686	3,591	6,095
ING VP Growth Portfolio - Class S	5,069	7,204	(2,135)	2,650	12,582	(9,932)
ING VP Index Plus LargeCap Portfolio - Class S	6,787,475	5,981,632	805,843	10,345,736	6,247,793	4,097,943
ING VP Index Plus MidCap Portfolio - Class S	8,231,087	5,969,789	2,261,298	10,803,267	3,498,804	7,304,463
ING VP Index Plus SmallCap Portfolio - Class S	7,507,037	4,940,259	2,566,778	9,258,264	3,576,367	5,681,897
ING VP International Equity Portfolio - Class S	49,984	26,535	23,449	38,011	34,478	3,533
ING VP Small Company Portfolio - Class S	70,186	29,143	41,043	15,698	22,815	(7,117)
ING VP Value Opportunity Portfolio - Class S	125,926	618,294	(492,368)	2,687,188	150,832	2,536,356

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Products Trust:
ING VP Convertible Portfolio - Class S	20,889	665,063	(644,174)	148,922	190,809	(41,887)
ING VP Financial Services Portfolio - Class S	3,473,046	3,068,855	404,191	6,674,847	1,462,352	5,212,495
ING VP International Value Portfolio - Class S	256,517	76,009	180,508	152,543	47,272	105,271
ING VP LargeCap Growth Portfolio - Class S	16,629	205,517	(188,888)	13,668	32,795	(19,127)
ING VP MidCap Opportunities Portfolio - Class S	57,568	900,361	(842,793)	604,241	1,026,967	(422,726)
ING VP Real Estate Portfolio - Class S	407,396	70,090	337,306	64,645	10,400	54,245
ING VP SmallCap Opportunities Portfolio - Class S	4,360,675	5,369,141	(1,008,466)	4,604,657	4,504,172	100,485
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	940,765	287,660	653,105	81,935	86,059	(4,124)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	43,857,379	17,023,906	26,833,473	17,698,479	9,364,410	8,334,069
Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Appreciation Portfolio	77	25,205	(25,128)	738	9,837	(9,099)
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable High Income Portfolio	45	3,832	(3,787)	279	5,577	(5,298)
Legg Mason Partners Variable International All Cap Growth Portfolio	1,102	3,553	(2,451)	405	6,806	(6,401)
Legg Mason Partners Variable Large Cap Value Portfolio	599	4,671	(4,072)	476	7,409	(6,933)
Legg Mason Partners Variable Money Market Portfolio	39,701	39,795	(94)	52,473	53,543	(1,070)
Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series - Class B	3,697,705	7,366,882	(3,669,177)	11,877,635	5,662,360	6,215,275
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	49,522	12,196	37,326	5,337	-	5,337
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	123,847	29,148	94,699	43,875	8,815	35,060
PIMCO StocksPLUS® Growth and Income
Portfolio - Administrative Class	224,557	12,622,032	(12,397,475)	317,199	3,280,457	(2,963,258)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	387,178	107,936	279,242	167,055	34,869	132,186
Pioneer Small Cap Value VCT Portfolio - Class II	715,096	81,606	633,490	-	-	-
Pioneer Small Company VCT Portfolio - Class II	40,767	689,813	(649,046)	112,907	206,435	(93,528)
ProFunds:
ProFund VP Bull	11,613,001	14,187,667	(2,574,666)	26,616,646	30,327,167	(3,710,521)
ProFund VP Europe 30	2,248,657	3,413,738	(1,165,081)	7,509,762	7,736,541	(226,779)
ProFund VP Rising Rates Opportunity	9,295,856	10,188,053	(892,197)	12,981,841	12,581,546	400,295
ProFund VP Small-Cap	12,921,539	14,812,858	(1,891,319)	22,187,234	24,957,651	(2,770,417)
Putnam Variable Trust:
Putnam VT International Growth and Income Fund - Class IB Shares	11,846	242,018	(230,172)	28,172	75,567	(47,395)
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	19,490	36,810	(17,320)	139,116	20,254	118,862
Wells Fargo Advantage C&B Large Cap Value Fund	2,913	11,479	(8,566)	37,285	6,914	30,371
Wells Fargo Advantage Equity Income Fund	1,858	6,525	(4,667)	21,079	12,838	8,241
Wells Fargo Advantage Large Company Growth Fund	4,089	26,709	(22,620)	89,173	17,825	71,348
Wells Fargo Advantage Money Market Fund	171,332	218,898	(47,566)	1,025,498	984,574	40,924
Wells Fargo Advantage Small Cap Growth Fund	600	2,770	(2,170)	17,919	2,680	15,239
Wells Fargo Advantage Total Return Bond Fund	11,549	15,490	(3,941)	105,607	18,034	87,573

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Unit Summary

	Accumulation unit value information for units outstanding, by Contract type, as of
	December 31, 2006 follows:

	Division/Contract	Units	Unit Value	Extended Value

	AIM V.I. Leisure Fund - Series I Shares

	Contracts in accumulation period:

	Band 4	9,102.055	$ 14.43	$ 131,343

	Band 5	10,721.185	14.40	154,385

	Band 6	389,830.170	14.33	5,586,266

	Band 7	563,375.618	14.30	8,056,271

	Band 8	159,553.569	14.23	2,270,447

	Band 9	53,963.537	14.20	766,282

	Band 10	387,668.516	14.16	5,489,386

	Band 11	153,939.585	14.13	2,175,166

	Band 12	161,708.204	14.10	2,280,086

	Band 13	269,234.556	14.06	3,785,438

	Band 14	471,297.240	14.00	6,598,161

	Band 15	106,010.256	13.96	1,479,903

	Band 16	7,014.283	13.90	97,499

	Band 17	314,148.093	13.86	4,354,093

	Band 18	4,887.453	13.83	67,593

	Band 19	57,191.045	13.76	786,949

	Band 20	322,385.609	14.03	4,523,070

	Band 21	62,728.785	13.93	873,812

	Band 26	16,278.048	14.64	238,311

	Band 27	13,844.366	14.43	199,774

	Band 28	934.038	14.33	13,385

	Band 29	44,790.917	14.30	640,510

	Band 30	19,473.079	14.09	274,376

	Band 31	6,541.122	13.99	91,510

	Band 32	4,602.412	13.80	63,513

	Band 33	2,548.508	13.67	34,838

	Band 34	2,564.300	13.58	34,823

	Band 41	8,230.786	14.48	119,182

	Band 42	2,338.204	14.38	33,623

	Band 43	14,660.876	14.31	209,797

	Band 44	6,350.870	12.81	81,355

	Band 45	3,232.309	12.69	41,018

	Band 46	61,463.195	12.16	747,392

	Band 47	10,713.397	12.12	129,846

		3,723,326.186		$ 52,429,403

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Columbia Asset Allocation Fund, Variable Series - Class A

Contracts in accumulation period:

Band 6	6,893.230	$ 15.06	$ 103,812

Band 7	17,992.976	15.03	270,434

Band 8	3,320.276	14.97	49,705

Band 9	4,084.746	14.94	61,026

Band 11	988.039	14.89	14,712

Band 13	2,651.705	14.83	39,325

Band 14	48.867	14.77	722

	35,979.839		$ 539,736

Columbia Federal Securities Fund, Variable Series - Class A

Contracts in accumulation period:

Band 6	3,234.406	$ 10.72	$ 34,673

Band 7	2,328.282	10.70	24,913

Band 11	207.968	10.60	2,204

Band 13	1,848.819	10.56	19,524

	7,619.475		$ 81,314

Columbia Large Cap Growth Fund, Variable Series - Class A

Contracts in accumulation period:

Band 6	3,354.791	$ 11.44	$ 38,379

Band 7	28,620.039	11.43	327,127

Band 8	5,646.630	11.41	64,428

Band 9	1,705.968	11.40	19,448

Band 11	2,118.075	11.38	24,104

Band 13	4,224.517	11.36	47,991

Band 14	2,267.131	11.34	25,709

	47,937.151		$ 547,186

Columbia Small Company Growth Fund, Variable

Series - Class A

Contracts in accumulation period:

Band 6	1,431.950	$ 18.49	$ 26,477

Band 7	815.636	18.45	15,048

Band 8	1,252.758	18.38	23,026

Band 13	985.433	18.21	17,945

	4,485.777		$ 82,496

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income Portfolio - Service Class 2

Contracts in accumulation period:

Band 2	7,806.768	$ 13.86	$ 108,202

Band 3	1,773.990	13.60	24,126

Band 4	117,442.207	13.67	1,605,435

Band 5	127,003.357	13.64	1,732,326

Band 6	3,999,649.934	13.56	54,235,253

Band 7	2,988,234.835	13.52	40,400,935

Band 8	1,224,822.593	13.45	16,473,864

Band 9	488,848.200	13.41	6,555,454

Band 10	2,729,416.627	13.37	36,492,300

Band 11	1,226,029.195	13.34	16,355,229

Band 12	725,114.437	13.30	9,644,022

Band 13	1,865,881.036	13.26	24,741,583

Band 14	3,296,602.301	13.19	43,482,184

Band 15	813,783.367	13.15	10,701,251

Band 16	124,339.258	13.08	1,626,357

Band 17	2,133,204.857	13.04	27,816,991

Band 18	61,254.300	13.01	796,918

Band 19	249,780.191	12.94	3,232,156

Band 20	1,880,926.887	13.23	24,884,663

Band 21	348,887.750	13.12	4,577,407

Band 25	19,587.359	13.94	273,048

Band 26	420,103.596	13.90	5,839,440

Band 27	164,025.061	13.67	2,242,223

Band 28	35,232.370	13.56	477,751

Band 29	626,431.929	13.52	8,469,360

Band 30	306,613.555	13.30	4,077,960

Band 31	133,067.967	13.19	1,755,166

Band 32	13,942.416	12.98	180,973

Band 33	22,844.278	12.83	293,092

Band 34	15,811.538	12.73	201,281

Band 35	382,559.940	14.06	5,378,793

Band 36	33,797.221	13.90	469,781

Band 37	36,353.709	13.79	501,318

Band 38	306,044.813	16.03	4,905,898

Band 39	32,915.274	15.92	524,011

Band 40	28,588.900	15.84	452,848

Band 41	65,384.554	15.00	980,768

Band 42	37,680.621	14.90	561,441

Band 43	137,210.748	14.82	2,033,463

Band 44	19,083.479	13.12	250,375

Band 45	30,170.230	12.98	391,610

Band 46	640,087.967	12.32	7,885,884

Band 47	200,163.624	12.28	2,458,009

Band 49	919.559	11.61	10,676

	28,119,422.798		$ 376,101,825

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Contracts in accumulation period:

Band 2	19,358.994	$ 13.24	$ 256,313

Band 4	289,769.466	15.87	4,598,641

Band 5	123,121.602	15.78	1,942,859

Band 6	5,267,423.176	13.15	69,266,615

Band 7	1,827,488.172	15.65	28,600,190

Band 8	3,116,547.678	13.12	40,889,106

Band 9	826,650.063	15.52	12,829,609

Band 10	5,320,846.129	13.57	72,203,882

Band 11	1,107,519.648	13.08	14,486,357

Band 12	355,441.835	13.07	4,645,625

Band 13	2,418,016.008	15.35	37,116,546

Band 14	2,822,943.313	13.04	36,811,181

Band 15	2,248,139.893	15.22	34,216,689

Band 16	277,069.205	13.00	3,601,900

Band 17	2,903,416.010	12.99	37,715,374

Band 18	26,271.183	12.98	341,000

Band 19	167,756.401	13.35	2,239,548

Band 20	1,267,701.316	13.50	17,113,968

Band 21	385,255.221	13.44	5,177,830

Band 26	905,469.700	16.09	14,569,007

Band 27	309,110.482	15.82	4,890,128

Band 28	77,597.591	15.69	1,217,506

Band 29	1,184,613.028	15.65	18,539,194

Band 30	505,858.706	15.39	7,785,165

Band 31	165,313.677	15.26	2,522,687

Band 32	34,830.742	15.02	523,158

Band 33	18,048.052	14.85	268,014

Band 34	40,739.310	14.73	600,090

Band 35	913,687.337	16.27	14,865,693

Band 36	196,870.919	16.09	3,167,653

Band 37	121,820.112	15.96	1,944,249

Band 38	846,178.669	16.87	14,275,034

Band 39	360,880.791	16.76	6,048,362

Band 40	86,944.951	16.67	1,449,372

Band 41	168,206.887	15.61	2,625,710

Band 42	39,903.596	15.50	618,506

Band 43	260,646.959	15.42	4,019,176

Band 44	15,978.156	13.63	217,782

Band 45	70,199.228	13.47	945,584

Band 46	2,367,446.152	12.97	30,705,777

Band 47	416,097.936	12.94	5,384,307

Band 49	954.569	10.98	10,481

Band 50	10,426.218	10.97	114,376

	39,888,559.081		$ 561,360,244

177

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Franklin Small Cap Value Securities Fund - Class 2

Contracts in accumulation period:

Band 35	115,206.933	$ 18.15	$ 2,091,006

Band 36	24,704.246	17.96	443,688

Band 37	12,149.987	17.83	216,634

Band 38	82,463.862	18.63	1,536,302

Band 39	56,764.714	18.50	1,050,147

Band 40	12,304.977	18.41	226,535

	303,594.719		$ 5,564,312

Mutual Shares Securities Fund - Class 2

Contracts in accumulation period:

Band 2	11,319.362	$ 10.91	$ 123,494

Band 4	60,885.466	10.89	663,043

Band 5	24,509.628	10.89	266,910

Band 6	809,056.111	10.88	8,802,530

Band 7	325,538.247	10.88	3,541,856

Band 8	543,787.387	10.87	5,910,969

Band 9	138,239.797	10.87	1,502,667

Band 10	1,282,121.949	10.86	13,923,844

Band 11	247,325.052	10.86	2,685,950

Band 12	103,597.173	10.86	1,125,065

Band 13	710,519.352	10.85	7,709,135

Band 14	703,127.406	10.84	7,621,901

Band 15	353,732.656	10.84	3,834,462

Band 16	103,155.058	10.83	1,117,169

Band 17	525,793.872	10.83	5,694,348

Band 18	4,743.233	10.83	51,369

Band 19	18,012.016	10.82	194,890

Band 20	215,434.574	10.85	2,337,465

Band 21	127,132.809	10.84	1,378,120

Band 26	55,423.892	10.91	604,675

Band 27	3,468.446	10.89	37,771

Band 28	9,660.055	10.88	105,101

Band 29	99,941.425	10.88	1,087,363

Band 30	58,505.064	10.86	635,365

Band 31	6,935.153	10.84	75,177

Band 32	3,697.281	10.82	40,005

Band 38	8,011.066	11.40	91,326

Band 41	5,767.096	10.86	62,631

Band 42	27,863.793	10.84	302,044

Band 43	12,534.226	10.83	135,746

Band 44	1,296.510	10.80	14,002

Band 45	43,895.421	10.79	473,632

Band 46	425,291.953	10.82	4,601,659

Band 47	37,741.668	10.81	407,987

	7,108,064.197		$ 77,159,671

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series Q

Contracts in accumulation period:

Band 9	305,573.941	$ 10.59	$ 3,236,028

Band 13	55,304.104	10.48	579,587

Band 15	56,402.944	10.40	586,591

Band 26	755,248.896	10.94	8,262,423

Band 27	712,175.055	10.78	7,677,247

Band 28	199,763.553	10.69	2,135,472

Band 29	1,708,760.349	10.67	18,232,473

Band 30	1,453,902.475	10.50	15,265,976

Band 31	714,669.412	10.42	7,446,855

Band 32	16,065.901	10.27	164,997

	5,977,866.630		$ 63,587,649

ING GET Fund - Series R

Contracts in accumulation period:

Band 9	284,046.857	$ 10.97	$ 3,115,994

Band 13	147,225.989	10.87	1,600,347

Band 15	71,330.268	10.79	769,654

Band 26	888,315.346	11.32	10,055,730

Band 27	506,603.167	11.16	5,653,691

Band 28	204,688.853	11.08	2,267,952

Band 29	1,894,599.208	11.05	20,935,321

Band 30	1,540,871.826	10.89	16,780,094

Band 31	730,823.270	10.81	7,900,200

Band 32	14,055.567	10.66	149,832

Band 33	32,002.741	10.56	337,949

Band 34	25,823.221	10.48	270,627

Band 35	4,176.575	11.43	47,738

Band 36	3,452.540	11.32	39,083

	6,348,015.428		$ 69,924,212

ING GET Fund - Series S

Contracts in accumulation period:

Band 9	543,829.486	$ 10.95	$ 5,954,933

Band 13	261,113.901	10.85	2,833,086

Band 15	123,807.113	10.78	1,334,641

Band 26	1,046,054.764	11.28	11,799,498

Band 27	437,244.192	11.13	4,866,528

Band 28	104,944.978	11.05	1,159,642

Band 29	2,126,634.666	11.02	23,435,514

Band 30	1,564,381.683	10.87	17,004,829

Band 31	726,715.080	10.80	7,848,523

Band 32	65,862.756	10.66	702,097

Band 33	9,515.607	10.56	100,485

Band 34	5,755.518	10.49	60,375

Band 35	6,383.276	11.39	72,706

Band 36	4,788.791	11.29	54,065

	7,027,031.811		$ 77,226,922

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series T

Contracts in accumulation period:

Band 6	33,470.683	$ 10.99	$ 367,843

Band 9	714,193.847	10.89	7,777,571

Band 10	8,940.924	10.87	97,188

Band 12	65,051.206	10.82	703,854

Band 13	159,775.406	10.80	1,725,574

Band 15	362,145.485	10.73	3,885,821

Band 20	54,791.747	10.77	590,107

Band 26	906,116.810	11.20	10,148,508

Band 27	528,257.330	11.05	5,837,243

Band 28	181,917.635	10.98	1,997,456

Band 29	2,153,636.797	10.96	23,603,859

Band 30	1,225,231.409	10.81	13,244,752

Band 31	883,854.751	10.74	9,492,600

Band 32	76,584.716	10.61	812,564

Band 33	26,050.184	10.52	274,048

Band 34	40,730.728	10.45	425,636

Band 35	46,382.666	11.30	524,124

Band 36	1,386.438	11.20	15,528

	7,468,518.762		$ 81,524,276

ING GET Fund - Series U

Contracts in accumulation period:

Band 6	87,290.529	$ 11.22	$ 979,400

Band 9	918,201.770	11.13	10,219,586

Band 10	6,281.085	11.10	69,720

Band 12	16,238.238	11.06	179,595

Band 13	404,612.951	11.03	4,462,881

Band 15	353,212.767	10.97	3,874,744

Band 20	128,112.071	11.01	1,410,514

Band 26	1,047,603.688	11.42	11,963,634

Band 27	409,221.600	11.28	4,616,020

Band 28	239,648.913	11.21	2,686,464

Band 29	2,111,619.306	11.19	23,629,020

Band 30	1,014,414.075	11.05	11,209,276

Band 31	722,310.812	10.98	7,930,973

Band 32	15,425.395	10.86	167,520

Band 33	23,790.718	10.77	256,226

Band 34	26,772.017	10.70	286,461

Band 35	95,537.686	11.52	1,100,594

Band 36	4,258.931	11.43	48,680

	7,624,552.552		$ 85,091,308

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series V

Contracts in accumulation period:

Band 6	148,400.478	$ 9.90	$ 1,469,165

Band 9	1,251,031.917	9.83	12,297,644

Band 10	27,329.694	9.81	268,104

Band 12	14,583.458	9.77	142,480

Band 13	267,676.877	9.75	2,609,850

Band 15	760,444.569	9.70	7,376,312

Band 17	54,336.679	9.64	523,806

Band 19	7,038.523	9.58	67,429

Band 20	41,603.674	9.73	404,804

Band 26	1,752,017.079	10.07	17,642,812

Band 27	522,470.066	9.96	5,203,802

Band 28	291,190.504	9.90	2,882,786

Band 29	3,527,367.211	9.88	34,850,388

Band 30	2,040,055.257	9.77	19,931,340

Band 31	1,052,512.978	9.71	10,219,901

Band 32	25,793.492	9.61	247,875

Band 33	15,175.573	9.53	144,623

Band 34	16,008.253	9.48	151,758

Band 35	222,643.905	10.15	2,259,836

Band 36	14,949.110	10.08	150,687

	12,052,629.297		$ 118,845,402

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING AllianceBernstein Mid Cap Growth

Portfolio - Service Class

Contracts in accumulation period:

Band 1	218.156	$ 22.11	$ 4,823

Band 2	71,331.847	21.64	1,543,621

Band 3	3,884.818	20.83	80,921

Band 4	139,706.873	21.06	2,942,227

Band 5	117,556.042	20.94	2,461,624

Band 6	3,363,821.069	20.72	69,698,373

Band 7	2,066,888.838	20.61	42,598,579

Band 8	2,618,117.508	20.38	53,357,235

Band 9	367,169.131	20.27	7,442,518

Band 10	1,218,729.748	20.16	24,569,592

Band 11	3,707,630.364	20.05	74,337,989

Band 12	682,425.823	19.94	13,607,571

Band 13	1,477,882.427	19.83	29,306,409

Band 14	2,325,296.371	19.62	45,622,315

Band 15	365,873.660	19.51	7,138,195

Band 16	76,355.554	19.30	1,473,662

Band 17	999,173.287	19.19	19,174,135

Band 18	38,016.872	19.09	725,742

Band 19	108,794.828	18.88	2,054,046

Band 20	692,463.919	19.73	13,662,313

Band 21	100,116.461	19.40	1,942,259

Band 25	73,227.383	21.87	1,601,483

Band 26	38,192.341	12.78	488,098

Band 27	8,060.099	12.71	102,444

Band 28	1,764.013	12.68	22,368

Band 29	33,014.464	12.67	418,293

Band 30	21,917.363	12.60	276,159

Band 31	10,479.557	12.57	131,728

Band 32	2,768.064	12.51	34,628

Band 34	511.037	12.43	6,352

Band 38	3,871.313	10.48	40,571

Band 41	5,862.278	12.60	73,865

Band 42	2,499.538	12.56	31,394

Band 43	20,276.092	12.53	254,059

Band 44	993.908	12.45	12,374

Band 45	226.022	12.42	2,807

Band 46	531,562.719	10.55	5,607,987

Band 47	67,881.321	10.52	714,111

Band 51	1,033.281	10.48	10,829

	21,365,594.389		$ 423,573,699

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING AllianceBernstein Mid Cap Growth

Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	202,701.059	$ 21.33	$ 4,323,614

Band 7	1,141.706	21.29	24,307

Band 8	73.670	21.19	1,561

Band 10	87,340.000	21.10	1,842,874

Band 11	4,203.550	21.05	88,485

Band 12	46,072.484	21.01	967,983

Band 13	3,807.851	10.60	40,363

Band 14	68,032.115	11.26	766,042

Band 15	184,804.276	11.25	2,079,048

Band 17	55,888.247	11.20	625,948

Band 20	306,856.978	20.92	6,419,448

Band 46	155,172.852	10.51	1,630,867

	1,116,094.788		$ 18,810,540

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds Growth Portfolio

Contracts in accumulation period:

Band 2	97,070.341	$ 14.85	$ 1,441,495

Band 4	958,951.940	14.72	14,115,773

Band 5	248,852.156	14.70	3,658,127

Band 6	18,821,264.920	14.65	275,731,531

Band 7	10,650,302.830	14.63	155,813,930

Band 8	8,158,531.287	14.58	118,951,386

Band 9	2,374,201.750	14.55	34,544,635

Band 10	17,328,217.920	14.53	251,779,006

Band 11	4,718,834.932	14.50	68,423,107

Band 12	1,933,064.349	14.48	27,990,772

Band 13	6,955,940.594	14.45	100,513,342

Band 14	15,100,998.660	14.40	217,454,381

Band 15	8,382,070.916	14.38	120,534,180

Band 16	574,453.373	14.33	8,231,917

Band 17	14,562,789.870	14.31	208,393,523

Band 18	88,706.569	14.28	1,266,730

Band 19	915,492.266	14.23	13,027,455

Band 20	9,928,968.951	14.43	143,275,022

Band 21	1,190,844.759	14.36	17,100,531

Band 26	1,117,857.120	14.87	16,622,535

Band 27	325,172.840	14.72	4,786,544

Band 28	92,955.294	14.65	1,361,795

Band 29	1,576,119.657	14.62	23,042,869

Band 30	537,744.743	14.48	7,786,544

Band 31	365,547.296	14.40	5,263,881

Band 32	75,259.171	14.26	1,073,196

Band 33	30,193.757	14.17	427,846

Band 34	68,334.226	14.09	962,829

Band 35	260,069.491	11.53	2,998,601

Band 36	68,125.733	11.50	783,446

Band 37	78,726.195	14.80	1,165,148

Band 38	395,119.874	11.49	4,539,927

Band 39	147,470.433	11.46	1,690,011

Band 40	71,491.938	11.44	817,868

Band 41	222,923.867	14.48	3,227,938

Band 42	137,472.170	14.38	1,976,850

Band 43	590,848.144	14.31	8,455,037

Band 44	44,792.892	12.97	580,964

Band 45	122,915.159	12.80	1,573,314

Band 46	7,957,365.205	12.41	98,750,902

Band 47	738,911.459	12.37	9,140,335

Band 50	4,324.416	11.01	47,612

Band 51	10,314.685	10.99	113,358

	138,029,614.148		$ 1,979,436,193

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds Growth-Income Portfolio

Contracts in accumulation period:

Band 2	59,534.709	$ 14.15	$ 842,416

Band 4	1,136,069.531	14.03	15,939,056

Band 5	132,539.664	14.01	1,856,881

Band 6	12,258,412.870	13.96	171,127,444

Band 7	7,412,661.722	13.94	103,332,504

Band 8	6,006,102.778	13.89	83,424,768

Band 9	2,481,108.290	13.87	34,412,972

Band 10	11,659,213.350	13.84	161,363,513

Band 11	3,530,138.195	13.82	48,786,510

Band 12	1,303,804.376	13.80	17,992,500

Band 13	5,052,755.832	13.77	69,576,448

Band 14	11,764,813.590	13.73	161,530,891

Band 15	6,408,515.593	13.70	87,796,664

Band 16	401,154.443	13.66	5,479,770

Band 17	11,193,787.660	13.63	152,571,326

Band 18	27,700.841	13.61	377,008

Band 19	780,265.313	13.56	10,580,398

Band 20	6,420,727.879	13.75	88,285,008

Band 21	1,090,431.327	13.68	14,917,101

Band 26	897,306.071	14.17	12,714,827

Band 27	402,135.730	14.03	5,641,964

Band 28	108,123.399	13.96	1,509,403

Band 29	1,274,710.099	13.94	17,769,459

Band 30	591,893.605	13.79	8,162,213

Band 31	275,142.501	13.72	3,774,955

Band 32	84,738.158	13.59	1,151,592

Band 33	38,758.870	13.50	523,245

Band 34	81,079.176	13.43	1,088,893

Band 35	149,129.069	11.52	1,717,967

Band 36	63,799.028	11.49	733,051

Band 37	63,104.623	14.10	889,775

Band 38	217,476.163	11.48	2,496,626

Band 39	84,792.127	11.45	970,870

Band 40	69,545.567	11.42	794,210

Band 41	226,839.212	13.80	3,130,381

Band 42	121,160.872	13.71	1,661,116

Band 43	503,773.680	13.64	6,871,473

Band 44	50,220.841	12.28	616,712

Band 45	113,013.361	12.13	1,370,852

Band 46	5,456,907.889	11.67	63,682,115

Band 47	581,603.173	11.63	6,764,045

Band 49	2,070.799	11.18	23,152

Band 50	4,225.709	11.16	47,159

Band 51	4,004.216	11.15	44,647

Band 53	2,997.659	11.17	33,484

Band 54	1,877.318	11.15	20,932

	100,590,166.878		$ 1,374,398,296

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds International Portfolio

Contracts in accumulation period:

Band 2	83,040.288	$ 19.17	$ 1,591,882

Band 4	345,741.017	19.01	6,572,537

Band 5	157,384.720	18.98	2,987,162

Band 6	7,746,930.594	18.91	146,494,458

Band 7	4,807,444.777	18.88	90,764,557

Band 8	3,644,174.330	18.82	68,583,361

Band 9	1,164,544.349	18.78	21,870,143

Band 10	7,272,814.898	18.75	136,365,279

Band 11	2,319,253.324	18.72	43,416,422

Band 12	992,537.196	18.69	18,550,520

Band 13	3,422,930.518	18.66	63,871,883

Band 14	6,200,853.888	18.59	115,273,874

Band 15	3,004,811.734	18.56	55,769,306

Band 16	349,896.018	18.50	6,473,076

Band 17	5,576,357.433	18.47	102,995,322

Band 18	41,622.649	18.44	767,522

Band 19	452,094.797	18.37	8,304,981

Band 20	3,154,917.941	18.63	58,776,121

Band 21	562,396.558	18.53	10,421,208

Band 26	593,924.461	19.20	11,403,350

Band 27	286,307.768	19.01	5,442,711

Band 28	49,787.297	18.91	941,478

Band 29	707,033.797	18.88	13,348,798

Band 30	305,285.424	18.69	5,705,785

Band 31	174,458.056	18.59	3,243,175

Band 32	27,858.243	18.41	512,870

Band 33	15,133.423	18.29	276,790

Band 34	28,884.548	18.19	525,410

Band 35	214,094.245	12.94	2,770,380

Band 36	49,871.103	12.90	643,337

Band 37	13,379.463	19.10	255,548

Band 38	459,464.565	12.89	5,922,498

Band 39	49,005.791	12.86	630,214

Band 40	26,180.827	12.83	335,900

Band 41	71,260.128	18.69	1,331,852

Band 42	44,163.294	18.57	820,112

Band 43	221,948.872	18.47	4,099,396

Band 44	17,341.031	15.38	266,705

Band 45	45,773.393	15.15	693,467

Band 46	3,861,348.421	14.19	54,792,534

Band 47	325,440.553	14.15	4,604,984

Band 49	1,292.288	11.57	14,952

Band 50	2,459.670	11.56	28,434

Band 51	3,957.557	11.54	45,670

Band 53	1,965.418	11.56	22,720

	58,897,366.665		$ 1,078,528,684

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Growth Portfolio - Service Class

Contracts in accumulation period:

Band 1	584.235	$ 12.92	$ 7,548

Band 2	14,111.158	12.80	180,623

Band 4	29,741.731	12.65	376,233

Band 5	125,206.836	12.62	1,580,110

Band 6	1,314,956.525	12.56	16,515,854

Band 7	1,492,558.518	12.53	18,701,758

Band 8	312,728.319	12.48	3,902,849

Band 9	157,898.636	12.45	1,965,838

Band 10	927,783.357	12.42	11,523,069

Band 11	740,982.299	12.39	9,180,771

Band 12	568,420.065	12.36	7,025,672

Band 13	944,396.023	12.33	11,644,403

Band 14	2,083,053.017	12.27	25,559,061

Band 15	319,126.033	12.24	3,906,103

Band 16	27,467.337	12.18	334,552

Band 17	674,427.332	12.15	8,194,292

Band 18	82,932.064	12.12	1,005,137

Band 19	96,351.308	12.07	1,162,960

Band 20	1,039,479.755	12.30	12,785,601

Band 21	107,750.776	12.21	1,315,637

Band 25	8,210.655	12.86	105,589

Band 26	171,116.461	12.38	2,118,422

Band 27	47,085.873	12.32	580,098

Band 28	16,705.678	12.29	205,313

Band 29	94,904.417	12.28	1,165,426

Band 30	59,942.488	12.21	731,898

Band 31	47,308.140	12.18	576,213

Band 32	4,192.542	12.12	50,814

Band 33	3,729.215	12.08	45,049

Band 34	2,559.593	12.05	30,843

Band 35	2,667.408	10.38	27,688

Band 36	3,023.035	10.38	31,379

Band 37	1,731.504	10.38	17,973

Band 38	223.462	11.05	2,469

Band 39	288.676	10.38	2,996

Band 41	22,482.554	12.21	274,512

Band 42	408.182	12.17	4,968

Band 43	32,547.647	12.14	395,128

Band 44	4,303.519	12.07	51,943

Band 45	7,489.080	12.03	90,094

Band 46	143,760.957	11.42	1,641,750

Band 47	45,592.158	11.38	518,839

Band 50	1,893.376	11.08	20,979

	11,782,121.944		$ 145,558,454

187

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Value Portfolio - Service Class

Contracts in accumulation period:

Band 2	1,923.807	$ 14.46	$ 27,818

Band 3	392.883	14.22	5,587

Band 4	30,014.361	14.29	428,905

Band 5	8,401.079	14.26	119,799

Band 6	584,498.323	14.19	8,294,031

Band 7	505,975.170	14.16	7,164,608

Band 8	317,763.696	14.09	4,477,290

Band 9	48,600.177	14.06	683,318

Band 10	504,672.941	14.02	7,075,515

Band 11	293,747.925	13.99	4,109,533

Band 12	97,770.405	13.96	1,364,875

Band 13	356,734.918	13.92	4,965,750

Band 14	770,206.882	13.86	10,675,067

Band 15	158,830.266	13.82	2,195,034

Band 16	21,894.032	13.76	301,262

Band 17	478,617.482	13.73	6,571,418

Band 18	64,863.864	13.69	887,986

Band 19	82,804.158	13.63	1,128,621

Band 20	288,455.492	13.89	4,006,647

Band 21	30,476.108	13.79	420,266

Band 25	4,666.765	14.53	67,808

Band 26	15,652.373	12.93	202,385

Band 27	4,994.500	12.86	64,229

Band 29	16,965.450	12.82	217,497

Band 30	17,314.447	12.75	220,759

Band 31	4,804.097	12.72	61,108

Band 33	111.191	12.61	1,402

Band 41	6,014.821	12.76	76,749

Band 43	91,067.233	12.68	1,154,733

Band 44	387.225	12.60	4,879

Band 45	3,516.209	12.57	44,199

Band 46	238,338.887	12.00	2,860,067

Band 47	54,444.913	11.96	651,161

Band 50	2,130.267	11.24	23,944

	5,107,052.347		$ 70,554,250

ING BlackRock Large Cap Value Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	28,983.917	$ 17.15	$ 497,074

Band 10	69,746.884	16.96	1,182,907

Band 11	1,479.332	16.92	25,030

Band 12	19,311.927	16.89	326,178

Band 13	1,733.653	12.06	20,908

Band 14	2,879.844	12.51	36,027

Band 15	43,765.827	12.50	547,073

Band 17	6,635.874	12.44	82,550

Band 20	92,743.978	16.81	1,559,026

Band 46	23,669.077	11.96	283,082

	290,950.313		$ 4,559,855

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Capital Guardian Small/Mid Cap
Portfolio - Service Class
Currently payable annuity contracts	371.158	$ 12.86	$ 8,114
Contracts in accumulation period:
Band 1	4,736.902	22.35	105,870
Band 2	99,172.144	21.86	2,167,903
Band 3	7,709.180	21.03	162,124
Band 4	127,440.068	21.27	2,710,650
Band 5	155,548.111	21.15	3,289,843
Band 6	3,151,087.918	20.91	65,889,248
Band 7	2,497,076.049	20.80	51,939,182
Band 8	2,151,640.581	20.57	44,259,247
Band 9	521,414.523	20.45	10,662,927
Band 10	1,257,458.379	20.34	25,576,703
Band 11	2,511,537.247	20.23	50,808,399
Band 12	729,628.312	20.11	14,672,825
Band 13	1,836,379.990	20.00	36,727,600
Band 14	2,436,023.059	19.78	48,184,536
Band 15	177,654.508	19.67	3,494,464
Band 16	47,616.988	19.45	926,150
Band 17	1,188,923.072	19.34	22,993,772
Band 18	53,537.837	19.23	1,029,533
Band 19	173,290.784	19.02	3,295,991
Band 20	987,487.097	19.89	19,641,118
Band 21	166,580.282	19.56	3,258,310
Band 24	1,339.742	23.11	30,961
Band 25	61,379.530	22.11	1,357,101
Band 26	11,810.308	12.19	143,968
Band 27	7,903.128	12.13	95,865
Band 28	3,928.463	12.10	47,534
Band 29	14,663.256	12.09	177,279
Band 30	13,696.216	12.02	164,629
Band 31	9,804.340	11.99	117,554
Band 41	3,501.782	12.03	42,126
Band 42	93.181	11.99	1,117
Band 43	22,341.498	11.95	266,981
Band 44	78.306	11.88	930
Band 46	249,446.368	11.04	2,753,888
Band 47	64,893.157	11.01	714,474
	20,747,193.464		$ 417,718,916

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Capital Guardian Small/Mid Cap

Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	156,634.185	$ 15.38	$ 2,409,034

Band 7	7,461.758	15.35	114,538

Band 10	84,984.624	15.22	1,293,466

Band 11	1,927.592	15.18	29,261

Band 12	27,434.268	15.15	415,629

Band 14	9,179.367	10.95	100,514

Band 15	55,150.077	10.94	603,342

Band 17	40,634.784	10.89	442,513

Band 20	215,549.561	15.08	3,250,487

Band 46	67,123.350	11.00	738,357

	666,079.566		$ 9,397,141

ING Capital Guardian U.S. Equities Portfolio - Service Class

Contracts in accumulation period:

Band 2	52,764.405	$ 12.81	$ 675,912

Band 3	4,183.105	12.50	52,289

Band 4	88,954.239	12.58	1,119,044

Band 5	474,552.183	12.54	5,950,884

Band 6	4,552,383.514	12.45	56,677,175

Band 7	6,886,789.494	12.41	85,465,058

Band 8	1,963,361.022	12.32	24,188,608

Band 9	878,038.767	12.28	10,782,316

Band 10	3,922,872.872	12.24	48,015,964

Band 11	3,748,696.827	12.19	45,696,614

Band 12	2,882,621.617	12.15	35,023,853

Band 13	5,024,711.060	12.11	60,849,251

Band 14	7,491,589.587	12.02	90,048,907

Band 15	299,772.381	11.98	3,591,273

Band 16	228,441.427	11.90	2,718,453

Band 17	2,876,801.482	11.86	34,118,866

Band 18	195,620.990	11.81	2,310,284

Band 19	555,971.199	11.73	6,521,542

Band 20	2,631,432.413	12.07	31,761,389

Band 21	666,921.103	11.94	7,963,038

Band 24	1,323.185	13.26	17,545

Band 25	143,100.004	12.90	1,845,990

Band 26	9,987.501	12.23	122,147

Band 27	4,849.924	12.17	59,024

Band 28	137.204	12.14	1,666

Band 29	15,785.750	12.13	191,481

Band 30	6,361.620	12.06	76,721

Band 31	9,731.860	12.03	117,074

Band 32	1,489.464	11.97	17,829

Band 33	1,382.950	11.93	16,499

Band 38	139.958	10.91	1,527

Band 41	3,426.387	12.07	41,356

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Capital Guardian U.S. Equities

Portfolio - Service Class (continued)

Band 43	7,656.600	$ 11.99	$ 91,803

Band 44	446.482	11.92	5,322

Band 45	5,751.887	11.89	68,390

Band 46	381,537.080	11.32	4,319,000

Band 47	81,697.747	11.28	921,551

	46,101,285.290		$ 561,445,645

ING Capital Guardian U.S. Equities

Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	190,062.618	$ 16.87	$ 3,206,356

Band 7	1,419.040	16.83	23,882

Band 10	66,545.482	16.69	1,110,644

Band 11	7,135.366	16.65	118,804

Band 12	48,639.571	16.61	807,903

Band 13	8,942.308	11.38	101,763

Band 14	7,758.319	11.80	91,548

Band 15	51,900.766	11.78	611,391

Band 17	29,756.043	11.73	349,038

Band 20	265,960.035	16.54	4,398,979

Band 46	24,856.651	11.28	280,383

	702,976.199		$ 11,100,691

ING EquitiesPlus Portfolio - Service Class

Contracts in accumulation period:

Band 2	35,537.945	$ 10.78	$ 383,099

Band 3	1,513.915	10.75	16,275

Band 4	66,956.296	10.76	720,450

Band 5	110,621.770	10.75	1,189,184

Band 6	1,999,634.067	10.75	21,496,066

Band 7	1,186,574.490	10.74	12,743,810

Band 8	1,587,813.530	10.74	17,053,117

Band 9	258,735.950	10.73	2,776,237

Band 10	415,816.268	10.73	4,461,709

Band 11	2,913,019.966	10.73	31,256,704

Band 12	493,357.456	10.72	5,288,792

Band 13	900,162.052	10.72	9,649,737

Band 14	1,196,437.603	10.71	12,813,847

Band 15	9,594.437	10.71	102,756

Band 16	5,999.466	10.70	64,194

Band 17	231,818.984	10.70	2,480,463

Band 18	20,643.355	10.69	220,677

Band 19	64,276.181	10.68	686,470

Band 20	193,004.585	10.71	2,067,079

Band 21	48,386.681	10.70	517,737

Band 25	8,958.039	10.78	96,568

Band 29	2,391.012	10.74	25,679

Band 43	797.389	10.70	8,532

Band 46	2,264.203	10.69	24,204

Band 47	30,020.743	10.68	320,622

	11,784,336.383		$ 126,464,008

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING EquitiesPlus Portfolio - Service 2 Class

Contracts in accumulation period:

Band 15	3,075.700	$ 10.69	$ 32,879

	3,075.700		$ 32,879

ING Evergreen Health Sciences Portfolio - Service Class

Contracts in accumulation period:

Band 1	12.458	$ 11.59	$ 144

Band 2	3,790.304	12.24	46,393

Band 3	891.721	12.13	10,817

Band 4	48,699.953	12.16	592,191

Band 5	95,880.667	12.14	1,163,991

Band 6	1,900,621.215	12.11	23,016,523

Band 7	1,995,610.073	12.09	24,126,926

Band 8	715,471.121	12.06	8,628,582

Band 9	164,493.256	12.05	1,982,144

Band 10	1,500,555.176	12.03	18,051,679

Band 11	830,843.860	12.01	9,978,435

Band 12	496,922.462	12.00	5,963,070

Band 13	1,155,986.535	11.98	13,848,719

Band 14	2,245,161.746	11.95	26,829,683

Band 15	474,327.469	11.93	5,658,727

Band 16	82,851.812	11.90	985,937

Band 17	1,553,332.965	11.88	18,453,596

Band 18	55,668.892	11.87	660,790

Band 19	96,220.215	11.84	1,139,247

Band 20	1,209,025.985	11.96	14,459,951

Band 21	180,228.760	11.92	2,148,327

Band 25	14,690.699	12.28	180,402

Band 26	136,843.269	12.26	1,677,698

Band 27	35,056.112	12.16	426,282

Band 28	13,501.043	12.11	163,498

Band 29	245,970.986	12.09	2,973,789

Band 30	70,034.997	12.00	840,420

Band 31	71,746.230	11.95	857,367

Band 32	2,462.932	11.85	29,186

Band 33	550.143	11.79	6,486

Band 34	9,229.072	11.74	108,349

Band 38	648.363	11.22	7,275

Band 41	65,464.603	12.00	785,575

Band 42	10,315.202	11.93	123,060

Band 43	35,299.969	11.89	419,717

Band 44	7,927.486	11.77	93,307

Band 45	17,952.411	11.72	210,402

Band 46	415,891.413	12.21	5,078,034

Band 47	44,194.985	12.17	537,853

Band 50	501.734	11.24	5,639

	16,004,878.294		$ 192,270,211

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Service Class

Contracts in accumulation period:

Band 4	3,962.971	$ 11.24	$ 44,544

Band 5	1,313.021	11.22	14,732

Band 6	39,234.195	11.19	439,031

Band 7	80,431.511	11.18	899,224

Band 8	34,173.909	11.15	381,039

Band 9	16,021.764	11.13	178,322

Band 10	170,705.627	11.12	1,898,247

Band 11	36,478.186	11.10	404,908

Band 12	7,869.525	11.09	87,273

Band 13	34,235.075	11.07	378,982

Band 14	72,705.295	11.04	802,666

Band 15	19,179.626	11.03	211,551

Band 16	13,512.172	11.00	148,634

Band 17	71,637.818	10.98	786,583

Band 19	4,141.799	10.94	45,311

Band 20	32,010.904	11.06	354,041

Band 21	5,612.815	11.01	61,797

Band 26	54,504.734	11.33	617,539

Band 27	21,333.582	11.24	239,789

Band 28	8,027.707	11.19	89,830

Band 29	105,709.189	11.18	1,181,829

Band 30	26,484.352	11.09	293,711

Band 31	10,223.802	11.04	112,871

Band 32	1,272.707	10.95	13,936

Band 33	334.610	10.90	3,647

Band 34	533.194	10.85	5,785

Band 35	3,612.651	11.89	42,954

Band 36	722.462	11.85	8,561

Band 37	342.545	11.82	4,049

Band 38	570.474	11.84	6,754

Band 39	456.718	11.80	5,389

Band 40	131.820	11.77	1,552

Band 41	103.689	11.09	1,150

Band 42	1,212.537	11.03	13,374

Band 43	490.938	10.98	5,390

Band 45	991.393	10.83	10,737

Band 46	63,284.868	10.57	668,921

Band 47	6,552.607	10.53	68,999

	950,122.792		$ 10,533,652

ING Evergreen Omega Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	30,273.486	$ 11.15	$ 337,549

Band 10	12,957.136	11.07	143,435

Band 15	29,839.638	10.98	327,639

Band 17	9,576.271	10.94	104,764

Band 20	14,672.462	11.01	161,544

Band 46	24,298.481	10.53	255,863

	121,617.474		$ 1,330,794

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Currently payable annuity contracts	1,907.611	$ 15.19	$ 28,981
Contracts in accumulation period:
Band 1	10,583.645	11.31	119,701
Band 2	82,432.097	15.19	1,252,144
Band 3	9,163.830	14.86	136,175
Band 4	198,145.307	14.96	2,964,254
Band 5	299,244.773	14.91	4,461,740
Band 6	5,842,432.799	14.81	86,526,430
Band 7	5,449,287.536	14.77	80,485,977
Band 8	3,014,113.931	14.67	44,217,051
Band 9	840,925.204	14.63	12,302,736
Band 10	4,115,916.335	14.58	60,010,060
Band 11	3,487,688.687	14.53	50,676,117
Band 12	1,483,798.690	14.49	21,500,243
Band 13	3,797,706.842	14.44	54,838,887
Band 14	5,967,944.893	14.35	85,640,009
Band 15	869,051.327	14.31	12,436,124
Band 16	206,595.687	14.21	2,935,725
Band 17	2,888,002.521	14.17	40,922,996
Band 18	168,325.233	14.12	2,376,752
Band 19	277,949.767	14.03	3,899,635
Band 20	2,152,320.269	14.40	30,993,412
Band 21	380,571.446	14.26	5,426,949
Band 25	72,538.905	15.29	1,109,120
Band 26	128,495.980	13.36	1,716,706
Band 27	64,750.183	13.29	860,530
Band 28	7,205.817	13.26	95,549
Band 29	145,981.582	13.25	1,934,256
Band 30	65,085.269	13.18	857,824
Band 31	32,110.759	13.15	422,256
Band 32	2,506.241	13.08	32,782
Band 33	547.663	13.04	7,142
Band 34	753.720	13.00	9,798
Band 38	6,141.357	10.93	67,125
Band 41	48,691.369	13.18	641,752
Band 42	15,290.715	13.14	200,920
Band 43	55,054.527	13.10	721,214
Band 44	1,932.802	13.02	25,165
Band 45	4,361.718	12.99	56,659
Band 46	1,020,992.828	12.89	13,160,598
Band 47	90,402.860	12.85	1,161,677
	43,306,952.725		$ 627,233,171

194

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	381,283.621	$ 19.30	$ 7,358,774

Band 7	642.859	19.26	12,381

Band 10	303,263.587	19.09	5,789,302

Band 11	5,620.902	19.05	107,078

Band 12	81,986.972	19.01	1,558,572

Band 13	270.783	12.97	3,512

Band 14	88,482.748	14.87	1,315,738

Band 15	232,206.163	14.85	3,448,262

Band 17	127,465.000	14.78	1,883,933

Band 20	590,547.048	18.93	11,179,056

Band 46	267,606.617	12.86	3,441,421

	2,079,376.300		$ 36,098,029

ING FMRSM Large Cap Growth Portfolio - Service Class

Contracts in accumulation period:

Band 2	1,916.015	$ 10.71	$ 20,521

Band 3	2,492.380	9.90	24,675

Band 4	58,482.414	10.67	624,007

Band 5	63,799.364	10.66	680,101

Band 6	2,433,651.050	10.64	25,894,047

Band 7	2,709,181.405	10.63	28,798,598

Band 8	237,124.487	10.61	2,515,891

Band 9	269,535.139	10.61	2,859,768

Band 10	1,449,940.150	10.60	15,369,366

Band 11	907,713.443	10.59	9,612,685

Band 12	591,243.833	10.58	6,255,360

Band 13	1,068,957.072	10.57	11,298,876

Band 14	2,736,593.490	10.55	28,871,061

Band 15	221,042.996	10.54	2,329,793

Band 16	58,615.559	10.52	616,636

Band 17	1,036,357.847	10.52	10,902,485

Band 18	60,141.998	10.51	632,092

Band 19	157,497.431	10.49	1,652,148

Band 20	1,740,997.901	10.56	18,384,938

Band 21	304,308.752	10.53	3,204,371

Band 25	22,022.038	9.93	218,679

Band 26	250,452.115	10.72	2,684,847

Band 27	120,523.433	10.67	1,285,985

Band 28	35,032.475	10.64	372,746

Band 29	239,254.325	10.63	2,543,273

Band 30	157,133.921	10.58	1,662,477

Band 31	179,535.353	10.55	1,894,098

Band 32	11,148.470	10.50	117,059

Band 33	10,922.307	10.46	114,247

Band 34	14,505.834	10.44	151,441

Band 35	122,452.293	9.94	1,217,176

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Large Cap Growth

Portfolio - Service Class (continued)

Band 36	4,469.184	$ 9.92	$ 44,334

Band 37	1,443.529	9.91	14,305

Band 38	40,328.585	9.92	400,060

Band 39	11,809.811	9.91	117,035

Band 40	5,091.663	9.90	50,407

Band 41	10,057.873	10.58	106,412

Band 42	15,536.317	10.54	163,753

Band 43	23,522.593	10.52	247,458

Band 44	261.189	10.45	2,729

Band 45	357.063	10.43	3,724

Band 46	88,372.370	10.50	927,910

Band 47	17,335.479	10.47	181,502

	17,491,160.946		$ 185,069,076

ING FMRSM Mid Cap Growth Portfolio - Service Class
Currently payable annuity contracts	1,130.254	$ 27.55	$ 31,144
Contracts in accumulation period:
Band 1	16,673.347	28.24	470,855
Band 2	292,251.316	27.55	8,051,524
Band 3	3,134.698	26.38	82,693
Band 4	137,152.842	26.72	3,664,724
Band 5	137,625.209	26.56	3,655,326
Band 6	2,844,892.024	26.19	74,507,722
Band 7	2,315,385.344	26.07	60,362,096
Band 8	1,903,886.588	25.74	49,006,041
Band 9	509,022.541	25.59	13,025,887
Band 10	956,332.501	25.43	24,319,536
Band 11	2,578,658.936	25.27	65,162,711
Band 12	658,357.062	25.11	16,531,346
Band 13	1,580,065.929	24.96	39,438,446
Band 14	2,478,359.863	24.65	61,091,571
Band 15	176,516.786	24.50	4,324,661
Band 16	34,393.565	24.19	831,980
Band 17	737,346.070	24.04	17,725,800
Band 18	33,520.608	23.89	800,807
Band 19	108,338.084	23.59	2,555,695
Band 20	714,931.751	24.80	17,730,307
Band 21	117,548.039	24.34	2,861,119
Band 22	498.601	26.72	13,323
Band 23	21,906.712	26.19	573,737
Band 24	52.653	29.31	1,543
Band 25	60,212.039	27.90	1,679,916
Band 26	10,150.477	11.88	120,588
Band 28	631.923	11.79	7,450
Band 29	92,467.850	11.78	1,089,271

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Mid Cap Growth
Portfolio - Service Class (continued)
Band 30	3,288.858	$ 11.71	$ 38,513
Band 31	3,790.654	11.68	44,275
Band 32	1,226.175	11.63	14,260
Band 33	58.507	11.59	678
Band 38	6,124.650	10.96	67,126
Band 41	775.941	11.72	9,094
Band 43	7,514.054	11.65	87,539
Band 44	732.366	11.57	8,473
Band 45	3,604.237	11.54	41,593
Band 46	312,786.887	10.51	3,287,390
Band 47	34,835.555	10.48	365,077
	18,896,181.496		$ 473,681,837

ING FMRSM Mid Cap Growth Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	277,443.038	$ 15.85	$ 4,397,472

Band 7	840.434	15.81	13,287

Band 8	723.851	15.74	11,393

Band 10	157,258.621	15.68	2,465,815

Band 11	613.536	15.64	9,596

Band 12	95,480.641	15.61	1,490,453

Band 14	63,393.252	11.19	709,370

Band 15	94,230.511	11.18	1,053,497

Band 17	92,078.411	11.13	1,024,833

Band 20	456,903.001	15.54	7,100,273

Band 46	137,959.226	10.48	1,445,813

	1,376,924.522		$ 19,721,802

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Franklin Income Portfolio - Service Class

Contracts in accumulation period:

Band 2	17,544.569	$ 10.96	$ 192,288

Band 4	114,970.612	10.94	1,257,778

Band 5	32,434.200	10.93	354,506

Band 6	1,274,022.554	10.93	13,925,067

Band 7	755,287.245	10.92	8,247,737

Band 8	798,912.573	10.91	8,716,136

Band 9	403,387.467	10.91	4,400,957

Band 10	1,672,877.170	10.91	18,251,090

Band 11	652,185.027	10.90	7,108,817

Band 12	142,741.853	10.90	1,555,886

Band 13	1,378,070.418	10.90	15,020,968

Band 14	1,071,984.670	10.89	11,673,913

Band 15	656,450.831	10.88	7,142,185

Band 16	227,566.650	10.88	2,475,925

Band 17	3,077,175.776	10.87	33,448,901

Band 18	7,184.831	10.87	78,099

Band 19	112,382.598	10.86	1,220,475

Band 20	465,890.040	10.89	5,073,543

Band 21	160,200.476	10.88	1,742,981

Band 26	172,104.818	10.96	1,886,269

Band 27	23,066.590	10.94	252,348

Band 28	13,033.716	10.93	142,459

Band 29	182,287.824	10.92	1,990,583

Band 30	92,584.717	10.90	1,009,173

Band 31	42,468.588	10.89	462,483

Band 32	20,091.460	10.87	218,394

Band 33	309.598	10.85	3,359

Band 34	456.390	10.84	4,947

Band 38	4,526.354	11.02	49,880

Band 41	17,131.681	10.90	186,735

Band 42	23,946.937	10.88	260,543

Band 43	44,591.489	10.87	484,709

Band 44	1,824.525	10.85	19,796

Band 45	38,676.527	10.84	419,254

Band 46	591,764.921	10.87	6,432,485

Band 47	93,049.825	10.85	1,009,591

	14,383,185.520		$ 156,720,260

ING Franklin Income Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	27,772.895	$ 10.92	$ 303,280

Band 10	77,957.399	10.90	849,736

Band 12	4,950.041	10.89	53,906

Band 14	28,057.764	10.88	305,268

Band 15	33,050.000	10.87	359,254

Band 17	5,449.348	10.86	59,180

Band 20	49,571.223	10.88	539,335

Band 46	41,171.101	10.86	447,118

	267,979.771		$ 2,917,077

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Real Estate Portfolio - Service Class

Contracts in accumulation period:

Band 2	1,207.289	$ 13.66	$ 16,492

Band 4	24,276.314	13.64	331,129

Band 5	29,686.608	13.63	404,628

Band 6	740,797.178	13.62	10,089,658

Band 7	424,008.423	13.62	5,774,995

Band 8	489,074.069	13.61	6,656,298

Band 9	51,926.140	13.61	706,715

Band 10	740,231.349	13.60	10,067,146

Band 11	231,895.374	13.60	3,153,777

Band 12	101,564.390	13.59	1,380,260

Band 13	393,065.865	13.59	5,341,765

Band 14	570,155.264	13.58	7,742,708

Band 15	167,557.562	13.57	2,273,756

Band 16	42,894.812	13.56	581,654

Band 17	701,114.850	13.56	9,507,117

Band 18	4,971.145	13.55	67,359

Band 19	32,151.290	13.54	435,328

Band 20	110,049.736	13.58	1,494,475

Band 21	58,574.831	13.57	794,860

Band 26	48,430.077	13.67	662,039

Band 27	13,102.294	13.64	178,715

Band 28	1,032.758	13.62	14,066

Band 29	58,581.291	13.62	797,877

Band 30	12,665.827	13.59	172,129

Band 31	13,045.297	13.58	177,155

Band 34	976.027	13.52	13,196

Band 38	3,410.206	12.94	44,128

Band 41	61,406.212	13.59	834,510

Band 42	6,027.153	13.57	81,788

Band 43	29,827.222	13.56	404,457

Band 44	51.844	13.53	701

Band 45	8,010.896	13.51	108,227

Band 46	386,761.741	13.55	5,240,622

Band 47	39,826.425	13.54	539,250

Band 51	407.537	12.93	5,269

Band 53	874.891	12.96	11,339

Band 54	1,710.123	12.94	22,129

	5,601,350.310		$ 76,127,717

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Real Estate Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	9,622.431	$ 13.60	$ 130,865

Band 10	31,910.219	13.58	433,341

Band 11	2,743.537	13.57	37,230

Band 12	1,079.677	13.57	14,651

Band 13	1,751.327	13.56	23,748

Band 14	21,258.394	13.55	288,051

Band 15	8,666.063	13.55	117,425

Band 17	5,105.046	13.53	69,071

Band 20	21,728.006	13.56	294,632

Band 46	29,413.348	13.53	397,963

	133,278.048		$ 1,806,977

ING Global Resources Portfolio - Service Class
Currently payable annuity contracts	836.339	$ 38.63	$ 32,311
Contracts in accumulation period:
Band 1	21,089.401	40.06	844,841
Band 2	138,494.952	38.63	5,350,060
Band 3	11,114.280	36.25	402,893
Band 4	51,317.628	36.98	1,897,726
Band 5	57,588.728	36.60	2,107,747
Band 6	1,643,710.237	35.99	59,157,131
Band 7	1,625,831.348	35.61	57,895,854
Band 8	1,344,496.465	35.02	47,084,266
Band 9	168,109.868	34.66	5,826,688
Band 10	1,627,378.778	34.34	55,884,187
Band 11	1,107,524.295	34.03	37,689,052
Band 12	330,955.665	33.72	11,159,825
Band 13	1,187,539.780	33.42	39,687,579
Band 14	2,238,112.754	32.81	73,432,479
Band 15	524,481.771	32.51	17,050,902
Band 16	87,178.202	31.93	2,783,600
Band 17	1,609,562.696	31.64	50,926,564
Band 18	36,351.621	31.35	1,139,623
Band 19	99,890.989	30.78	3,074,645
Band 20	668,717.704	33.11	22,141,243
Band 21	116,076.741	32.22	3,739,993
Band 25	60,893.621	39.35	2,396,164
Band 26	59,313.784	16.14	957,324
Band 27	13,542.412	16.06	217,491
Band 28	19,308.695	16.02	309,325
Band 29	334,613.047	16.01	5,357,155
Band 30	70,002.297	15.92	1,114,437
Band 31	47,838.018	15.88	759,668

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Resources Portfolio - Service Class (continued)
Band 32	2,713.732	$ 15.80	$ 42,877
Band 33	787.178	15.75	12,398
Band 34	3,489.803	15.71	54,825
Band 38	10,111.639	11.51	116,385
Band 41	37,624.831	15.93	599,364
Band 42	8,822.962	15.87	140,020
Band 43	54,351.387	15.83	860,382
Band 44	186.741	15.73	2,937
Band 45	25,248.169	15.69	396,144
Band 46	916,949.255	16.58	15,203,019
Band 47	123,970.101	16.53	2,049,226
Band 49	177.713	11.50	2,044
Band 50	509.852	11.49	5,858
Band 51	900.396	11.47	10,328
Band 53	946.769	11.49	10,878
	16,488,662.644		$ 529,927,458

ING Global Resources Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	314,522.529	$ 25.03	$ 7,872,499

Band 7	1,425.201	24.97	35,587

Band 10	179,202.692	24.76	4,437,059

Band 11	3,657.640	24.70	90,344

Band 12	51,520.788	24.65	1,269,987

Band 13	1,317.721	16.67	21,966

Band 14	69,521.874	16.94	1,177,701

Band 15	178,807.323	16.92	3,025,420

Band 17	87,398.412	16.85	1,472,663

Band 20	395,414.903	24.54	9,703,482

Band 46	162,233.238	16.53	2,681,715

	1,445,022.321		$ 31,788,423

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Technology Portfolio - Service Class

Contracts in accumulation period:

Band 2	1,843.161	$ 7.87	$ 14,506

Band 4	46,760.112	7.76	362,858

Band 5	21,015.318	7.73	162,448

Band 6	1,231,093.386	7.69	9,467,108

Band 7	1,384,535.104	7.67	10,619,384

Band 8	397,007.808	7.62	3,025,199

Band 9	50,202.251	7.60	381,537

Band 10	1,169,220.563	7.58	8,862,692

Band 11	562,676.086	7.56	4,253,831

Band 12	265,190.568	7.54	1,999,537

Band 13	1,024,892.541	7.51	7,696,943

Band 14	1,731,422.067	7.47	12,933,723

Band 15	247,997.302	7.45	1,847,580

Band 16	93,435.707	7.41	692,359

Band 17	904,214.171	7.39	6,682,143

Band 18	50,777.433	7.36	373,722

Band 19	72,744.003	7.32	532,486

Band 20	669,398.048	7.49	5,013,791

Band 21	104,831.837	7.43	778,901

Band 25	8,663.943	7.91	68,532

Band 26	6,669.147	12.40	82,697

Band 27	682.475	12.33	8,415

Band 29	119,287.718	12.29	1,466,046

Band 30	5,078.607	12.23	62,111

Band 31	3,218.803	12.20	39,269

Band 32	504.902	12.14	6,130

Band 38	88.715	11.19	993

Band 41	12,715.544	12.23	155,511

Band 43	12,177.106	12.16	148,074

Band 45	9,796.152	12.05	118,044

Band 46	213,441.456	10.86	2,317,974

Band 47	17,672.750	10.82	191,219

Band 51	921.256	11.24	10,355

	10,440,176.040		$ 80,376,118

ING Global Technology Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	119,806.998	$ 17.14	$ 2,053,492

Band 10	57,340.379	16.96	972,493

Band 11	348.501	16.92	5,897

Band 12	32,168.491	16.88	543,004

Band 14	5,177.170	11.95	61,867

Band 15	57,415.247	11.94	685,538

Band 17	25,548.642	11.89	303,773

Band 20	108,254.146	16.81	1,819,752

Band 46	35,533.330	10.83	384,826

	441,592.904		$ 6,830,642

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING International Portfolio - Service Class

Contracts in accumulation period:

Band 2	10,762.503	$ 14.42	$ 155,195

Band 3	1,261.631	13.88	17,511

Band 4	8,530.998	14.03	119,690

Band 5	60,305.819	13.96	841,869

Band 6	2,205,184.592	13.71	30,233,081

Band 7	1,462,464.227	13.73	20,079,634

Band 8	978,944.070	13.58	13,294,060

Band 9	357,776.830	13.51	4,833,565

Band 10	405,059.180	13.44	5,443,995

Band 11	2,326,127.147	13.36	31,077,059

Band 12	269,455.452	13.29	3,581,063

Band 13	977,873.806	13.22	12,927,492

Band 14	1,441,358.164	13.07	18,838,551

Band 15	27,928.439	13.00	363,070

Band 16	20,129.555	12.86	258,866

Band 17	396,565.820	12.79	5,072,077

Band 18	25,798.058	12.72	328,151

Band 19	52,164.637	12.58	656,231

Band 20	420,497.586	13.15	5,529,543

Band 21	95,585.004	12.93	1,235,914

Band 25	33,669.968	14.58	490,908

Band 46	35,532.531	13.29	472,227

Band 47	10,223.046	13.25	135,455

	11,623,199.063		$ 155,985,207

ING International Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	112,138.228	$ 18.66	$ 2,092,499

Band 8	584.885	18.53	10,838

Band 10	56,733.465	18.45	1,046,732

Band 12	97,560.670	18.37	1,792,190

Band 14	14,058.255	14.69	206,516

Band 15	8,166.644	14.67	119,805

Band 17	38,233.242	14.60	558,205

Band 20	242,089.102	18.29	4,427,810

Band 46	14,812.703	13.25	196,268

	584,377.194		$ 10,450,863

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Janus Contrarian Portfolio - Service Class

Contracts in accumulation period:

Band 2	5,876.432	$ 14.76	$ 86,736

Band 3	1,206.212	14.44	17,418

Band 4	30,816.811	14.53	447,768

Band 5	66,458.266	14.49	962,980

Band 6	1,175,746.458	14.40	16,930,749

Band 7	1,296,394.867	14.35	18,603,266

Band 8	731,177.774	14.26	10,426,595

Band 9	160,821.388	14.21	2,285,272

Band 10	945,962.860	14.17	13,404,294

Band 11	587,006.142	14.12	8,288,527

Band 12	250,701.089	14.08	3,529,871

Band 13	920,095.219	14.04	12,918,137

Band 14	1,609,123.821	13.95	22,447,277

Band 15	352,302.601	13.90	4,897,006

Band 16	60,127.692	13.81	830,363

Band 17	854,960.044	13.77	11,772,800

Band 18	67,399.678	13.73	925,398

Band 19	41,525.046	13.64	566,402

Band 20	466,816.310	13.99	6,530,760

Band 21	77,005.279	13.86	1,067,293

Band 25	8,575.124	14.86	127,426

Band 26	22,451.535	16.07	360,796

Band 27	24,458.371	15.94	389,866

Band 28	1,145.341	15.88	18,188

Band 29	132,884.848	15.86	2,107,554

Band 30	28,062.990	15.73	441,431

Band 31	6,520.660	15.66	102,114

Band 32	2,757.553	15.54	42,852

Band 33	928.974	15.46	14,362

Band 34	1,463.292	15.39	22,520

Band 38	3,105.455	12.06	37,452

Band 41	3,147.581	15.73	49,511

Band 42	6,626.703	15.65	103,708

Band 43	70,404.329	15.58	1,096,899

Band 44	126.390	15.43	1,950

Band 45	10,600.217	15.16	160,699

Band 46	479,372.282	13.95	6,687,243

Band 47	56,727.616	13.90	788,514

Band 50	17,335.050	11.99	207,847

	10,578,218.300		$ 149,699,844

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Janus Contrarian Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	46,734.845	$ 22.67	$ 1,059,479

Band 10	78,725.136	22.43	1,765,805

Band 11	1,018.909	22.38	22,803

Band 12	21,247.324	22.33	474,453

Band 14	24,909.852	15.46	385,106

Band 15	36,228.733	15.44	559,372

Band 17	11,480.939	15.37	176,462

Band 20	85,646.553	22.23	1,903,923

Band 46	63,891.245	13.90	888,088

	369,883.536		$ 7,235,491

ING JPMorgan Emerging Markets Equity

Portfolio - Adviser Class

Contracts in accumulation period:

Band 6	274,572.643	$ 28.83	$ 7,915,929

Band 7	7,694.839	28.77	221,381

Band 10	193,228.223	28.52	5,510,869

Band 11	6,234.202	28.46	177,425

Band 12	47,055.818	28.40	1,336,385

Band 13	8,383.666	18.73	157,026

Band 14	81,175.523	19.53	1,585,358

Band 15	254,511.639	19.50	4,962,977

Band 17	67,629.049	19.42	1,313,356

Band 20	299,799.988	28.27	8,475,346

Band 46	195,263.832	18.58	3,628,002

	1,435,549.422		$ 35,284,054

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
Currently payable annuity contracts	1,411.219	$ 19.30	$ 27,243
Contracts in accumulation period:
Band 1	7,702.095	19.65	151,346
Band 2	222,178.947	19.30	4,288,054
Band 3	12,602.474	18.71	235,792
Band 4	154,812.350	18.88	2,922,857
Band 5	185,189.376	18.79	3,479,708
Band 6	3,740,815.948	18.63	69,691,401
Band 7	3,196,021.387	18.54	59,254,237
Band 8	2,464,480.965	18.38	45,297,160
Band 9	460,882.204	18.29	8,429,536
Band 10	2,809,975.019	18.21	51,169,645
Band 11	1,680,117.135	18.13	30,460,524
Band 12	526,428.612	18.05	9,502,036
Band 13	2,182,853.678	17.97	39,225,881
Band 14	3,297,523.615	17.81	58,728,896
Band 15	1,004,530.280	17.73	17,810,322
Band 16	116,406.133	17.57	2,045,256
Band 17	2,347,678.509	17.49	41,060,897
Band 18	58,067.101	17.41	1,010,948
Band 19	197,733.366	17.25	3,410,901
Band 20	1,160,226.798	17.89	20,756,457
Band 21	133,347.287	17.65	2,353,580
Band 25	33,971.358	19.48	661,762
Band 26	102,808.732	18.52	1,904,018
Band 27	9,396.909	18.43	173,185
Band 28	30,591.241	18.38	562,267
Band 29	226,410.709	18.36	4,156,901
Band 30	57,078.772	18.27	1,042,829
Band 31	30,698.051	18.22	559,318
Band 32	6,942.101	18.13	125,860
Band 33	814.857	18.07	14,724
Band 34	1,665.421	18.02	30,011
Band 38	4,743.062	13.29	63,035
Band 41	45,804.015	18.27	836,839
Band 42	5,654.467	18.21	102,968
Band 43	70,921.655	18.16	1,287,937
Band 44	1,286.073	18.05	23,214
Band 45	10,890.132	18.00	196,022
Band 46	946,130.594	18.63	17,626,413
Band 47	112,578.263	18.58	2,091,704
Band 50	8,140.073	13.31	108,344
	27,667,510.983		$ 502,880,028

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Small Cap Core Equity

Portfolio - Service Class

Contracts in accumulation period:

Band 1	1,007.629	$ 15.59	$ 15,709

Band 2	7,200.720	15.44	111,179

Band 3	3,102.554	15.19	47,128

Band 4	86,446.840	15.26	1,319,179

Band 5	51,710.624	15.23	787,553

Band 6	2,000,101.141	15.16	30,321,533

Band 7	1,843,556.652	15.12	27,874,577

Band 8	732,569.915	15.05	11,025,177

Band 9	252,648.005	15.01	3,792,247

Band 10	2,128,458.652	14.98	31,884,311

Band 11	672,346.436	14.94	10,044,856

Band 12	289,125.944	14.91	4,310,868

Band 13	1,290,727.338	14.87	19,193,116

Band 14	1,995,936.940	14.80	29,539,867

Band 15	615,364.651	14.77	9,088,936

Band 16	84,780.997	14.70	1,246,281

Band 17	1,193,062.058	14.66	17,490,290

Band 18	27,264.595	14.63	398,881

Band 19	129,949.211	14.56	1,892,061

Band 20	743,578.144	14.84	11,034,700

Band 21	202,980.610	14.73	2,989,904

Band 25	40,755.107	15.52	632,519

Band 26	122,935.154	15.48	1,903,036

Band 27	58,060.674	15.26	886,006

Band 28	14,363.279	15.15	217,604

Band 29	134,372.746	15.12	2,031,716

Band 30	51,517.768	14.91	768,130

Band 31	70,056.195	14.80	1,036,832

Band 32	10,791.321	14.60	157,553

Band 33	3,414.356	14.46	49,372

Band 34	3,982.772	14.36	57,193

Band 38	939.243	11.19	10,510

Band 41	33,187.580	15.92	528,346

Band 42	14,778.976	15.81	233,656

Band 43	116,051.548	15.73	1,825,491

Band 44	9,648.266	13.66	131,795

Band 45	14,652.219	13.42	196,633

Band 46	1,129,875.186	11.83	13,366,423

Band 47	91,490.875	11.80	1,079,592

Band 51	995.318	11.18	11,128

	16,273,788.239		$ 239,531,888

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Small Cap Core Equity

Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	624,329.019	$ 18.21	$ 11,369,031

Band 7	905.642	18.17	16,456

Band 10	419,870.677	18.02	7,566,070

Band 11	21,150.428	17.98	380,285

Band 12	159,849.143	17.94	2,867,694

Band 13	5,717.848	11.89	67,985

Band 14	141,731.077	13.87	1,965,810

Band 15	380,068.614	13.85	5,263,950

Band 17	259,764.022	13.79	3,582,146

Band 20	926,856.981	17.86	16,553,666

Band 46	379,996.546	11.79	4,480,159

	3,320,239.997		$ 54,113,252

ING JPMorgan Value Opportunities Portfolio - Service Class

Contracts in accumulation period:

Band 4	99,216.160	$ 12.62	$ 1,252,108

Band 5	1,713.127	12.61	21,603

Band 6	342,278.812	12.59	4,309,290

Band 7	223,815.820	12.58	2,815,603

Band 8	141,013.820	12.56	1,771,134

Band 9	247,988.396	12.55	3,112,254

Band 10	871,358.881	12.54	10,926,840

Band 11	190,003.403	12.53	2,380,743

Band 12	34,619.300	12.52	433,434

Band 13	373,189.423	12.51	4,668,600

Band 14	275,906.808	12.49	3,446,076

Band 15	239,376.806	12.48	2,987,423

Band 16	10,116.069	12.45	125,945

Band 17	156,724.232	12.44	1,949,649

Band 18	3,258.938	12.43	40,509

Band 19	26,863.159	12.41	333,372

Band 20	201,852.227	12.50	2,523,153

Band 21	76,297.944	12.47	951,435

Band 26	362,665.351	12.69	4,602,223

Band 27	178,987.719	12.62	2,258,825

Band 28	55,583.790	12.59	699,800

Band 29	538,751.666	12.58	6,777,496

Band 30	347,897.407	12.52	4,355,676

Band 31	216,347.410	12.49	2,702,179

Band 32	23,373.498	12.42	290,299

Band 33	23,357.847	12.38	289,170

Band 34	18,625.673	12.35	230,027

Band 41	40,927.578	12.52	512,413

Band 42	10,999.909	12.48	137,279

Band 43	60,962.131	12.45	758,979

Band 44	12,884.765	12.37	159,385

Band 45	14,701.081	12.34	181,411

Band 46	120,561.884	12.42	1,497,379

Band 47	35,103.766	12.39	434,936

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities

Portfolio - Service Class (continued)

Band 51	1,949.224	$ 11.65	$ 22,708

	5,579,274.024		$ 69,959,356

ING JPMorgan Value Opportunities

Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	29,572.881	$ 12.57	$ 371,731

Band 10	31,344.686	12.52	392,435

Band 12	288.978	12.50	3,612

Band 14	9,757.988	12.46	121,585

Band 15	29,875.838	12.45	371,954

Band 17	1,490.202	12.42	18,508

Band 20	22,280.398	12.47	277,837

Band 46	12,300.015	12.40	152,520

	136,910.986		$ 1,710,182

ING Julius Baer Foreign Portfolio - Service Class

Contracts in accumulation period:

Band 1	1,371.763	$ 18.44	$ 25,295

Band 2	13,823.727	18.26	252,421

Band 4	130,115.454	18.05	2,348,584

Band 5	96,348.963	18.01	1,735,245

Band 6	4,314,295.062	17.92	77,312,168

Band 7	3,245,283.083	17.88	58,025,662

Band 8	1,962,261.734	17.80	34,928,259

Band 9	423,970.714	17.75	7,525,480

Band 10	5,453,419.602	17.71	96,580,061

Band 11	1,552,873.679	17.67	27,439,278

Band 12	494,599.900	17.63	8,719,796

Band 13	2,459,104.429	17.59	43,255,647

Band 14	4,762,331.214	17.50	83,340,796

Band 15	1,466,038.359	17.46	25,597,030

Band 16	172,159.860	17.38	2,992,138

Band 17	3,449,510.547	17.34	59,814,513

Band 18	73,699.257	17.30	1,274,997

Band 19	325,582.604	17.22	5,606,532

Band 20	1,790,936.353	17.55	31,430,933

Band 21	333,740.551	17.42	5,813,760

Band 25	65,451.860	18.35	1,201,042

Band 26	317,079.247	18.31	5,805,721

Band 27	72,924.606	18.05	1,316,289

Band 28	58,300.143	17.92	1,044,739

Band 29	526,369.257	17.88	9,411,482

Band 30	108,820.832	17.63	1,918,511

Band 31	73,999.977	17.50	1,295,000

Band 32	7,654.033	17.26	132,109

Band 33	8,326.985	17.10	142,391

Band 34	11,643.837	16.98	197,712

Band 38	16,272.119	12.21	198,683

Band 41	45,231.972	19.50	882,023

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class (continued)

Band 42	19,566.331	$ 19.37	$ 379,000

Band 43	133,276.961	19.27	2,568,247

Band 44	20,768.847	16.43	341,232

Band 45	22,096.036	16.18	357,514

Band 46	1,696,252.388	14.93	25,325,048

Band 47	266,918.914	14.88	3,971,753

Band 50	17,078.902	12.20	208,363

Band 51	855.281	12.18	10,417

Band 54	1,800.614	12.19	21,949

	36,012,155.997		$ 630,747,820

ING Julius Baer Foreign Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	616,465.728	$ 21.13	$ 13,025,921

Band 7	13,361.120	21.08	281,652

Band 10	534,991.682	20.90	11,181,326

Band 11	9,210.004	20.85	192,029

Band 12	102,633.966	20.81	2,135,813

Band 13	5,806.811	15.01	87,160

Band 14	127,590.175	16.43	2,096,307

Band 15	477,694.943	16.40	7,834,197

Band 17	207,321.814	16.33	3,385,565

Band 20	781,895.092	20.72	16,200,866

Band 46	541,731.448	14.88	8,060,964

	3,418,702.783		$ 64,481,800

ING Legg Mason Partners All Cap Portfolio - Service Class

Contracts in accumulation period:

Band 2	32,664.032	$ 15.35	$ 501,393

Band 3	3,422.906	14.97	51,241

Band 4	52,957.497	15.08	798,599

Band 5	252,854.900	15.03	3,800,409

Band 6	2,689,281.489	14.92	40,124,080

Band 7	3,879,563.482	14.87	57,689,109

Band 8	937,246.559	14.77	13,843,132

Band 9	533,227.526	14.72	7,849,109

Band 10	1,947,470.365	14.66	28,549,916

Band 11	2,243,330.511	14.61	32,775,059

Band 12	1,100,674.215	14.56	16,025,817

Band 13	2,774,191.638	14.51	40,253,521

Band 14	4,867,818.409	14.41	70,145,263

Band 15	191,728.484	14.36	2,753,221

Band 16	91,552.187	14.26	1,305,534

Band 17	1,467,015.814	14.21	20,846,295

Band 18	114,220.525	14.16	1,617,363

Band 19	320,500.533	14.06	4,506,237

Band 20	1,108,539.595	14.46	16,029,483

Band 21	287,979.168	14.31	4,120,982

Band 25	56,309.065	15.45	869,975

Band 26	16,694.072	14.43	240,895

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Partners All Cap

Portfolio - Service Class (continued)

Band 27	5,490.003	$ 14.29	$ 78,452

Band 28	10,199.888	14.21	144,940

Band 29	44,696.776	14.19	634,247

Band 30	25,085.492	14.05	352,451

Band 31	26,032.452	13.97	363,673

Band 32	1,552.649	13.84	21,489

Band 33	4,305.768	13.74	59,161

Band 34	3,219.192	13.67	44,006

Band 41	2,099.911	14.05	29,504

Band 42	2,799.355	13.96	39,079

Band 43	20,186.484	13.88	280,188

Band 44	1,787.675	12.34	22,060

Band 45	1,694.949	12.14	20,577

Band 46	189,885.651	11.96	2,271,032

Band 47	91,015.582	11.93	1,085,816

Band 50	1,979.695	11.47	22,707

	25,401,274.494		$ 370,166,015

ING Legg Mason Partners All Cap Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	282,648.132	$ 16.54	$ 4,675,000

Band 7	3,222.672	16.50	53,174

Band 10	259,194.610	16.36	4,240,424

Band 11	3,109.689	16.32	50,750

Band 12	117,632.652	16.29	1,916,236

Band 13	6,813.022	12.02	81,893

Band 14	58,099.708	12.21	709,397

Band 15	233,712.318	12.19	2,848,953

Band 17	144,663.337	12.14	1,756,213

Band 20	487,963.888	16.22	7,914,774

Band 46	185,751.944	11.92	2,214,163

	1,782,811.972		$ 26,460,977

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service Class

Contracts in accumulation period:

Band 2	21,465.962	$ 10.76	$ 230,974

Band 4	197,123.075	10.60	2,089,505

Band 5	271,870.201	10.56	2,870,949

Band 6	4,400,358.415	10.50	46,203,763

Band 7	4,350,810.473	10.46	45,509,478

Band 8	2,296,659.357	10.40	23,885,257

Band 9	711,637.568	10.36	7,372,565

Band 10	4,807,400.167	10.33	49,660,444

Band 11	2,019,044.243	10.30	20,796,156

Band 12	1,456,823.670	10.27	14,961,579

Band 13	3,874,898.877	10.23	39,640,216

Band 14	4,933,622.755	10.17	50,174,943

Band 15	1,411,264.890	10.14	14,310,226

Band 16	228,954.588	10.07	2,305,573

Band 17	3,531,929.370	10.04	35,460,571

Band 18	114,437.439	10.01	1,145,519

Band 19	329,879.171	9.94	3,278,999

Band 20	1,858,703.387	10.20	18,958,775

Band 21	560,443.343	10.10	5,660,478

Band 25	60,944.053	10.83	660,024

Band 26	415,559.339	10.80	4,488,041

Band 27	85,546.179	10.60	906,789

Band 28	48,161.607	10.50	505,697

Band 29	488,296.624	10.46	5,107,583

Band 30	115,589.598	10.26	1,185,949

Band 31	91,576.595	10.17	931,334

Band 32	8,567.763	9.98	85,506

Band 33	5,508.068	9.86	54,310

Band 34	17,556.214	9.76	171,349

Band 35	33,853.905	12.22	413,695

Band 36	9,681.319	12.17	117,822

Band 37	15,696.015	10.70	167,947

Band 38	15,581.899	12.16	189,476

Band 39	2,591.309	12.12	31,407

Band 41	88,638.755	13.19	1,169,145

Band 42	16,219.534	13.10	212,476

Band 43	106,455.194	13.03	1,387,111

Band 44	3,848.424	12.04	46,335

Band 45	25,370.161	11.91	302,159

Band 46	1,369,553.576	11.11	15,215,740

Band 47	174,893.117	11.08	1,937,816

Band 54	937.493	11.35	10,641

	40,577,953.692		$ 419,814,322

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	446,295.520	$ 14.38	$ 6,417,730

Band 7	16,119.056	14.34	231,147

Band 10	368,988.134	14.22	5,247,011

Band 11	1,759.736	14.19	24,971

Band 12	118,788.390	14.16	1,682,044

Band 14	86,559.479	12.09	1,046,504

Band 15	291,368.452	12.07	3,516,817

Band 17	148,438.923	12.02	1,784,236

Band 20	470,335.355	14.10	6,631,729

Band 46	308,014.527	11.08	3,412,801

	2,256,667.572		$ 29,994,990

ING LifeStyle Aggressive Growth Portfolio - Service Class

Contracts in accumulation period:

Band 4	222,821.621	$ 14.00	$ 3,119,503

Band 5	25,754.482	13.98	360,048

Band 6	10,107,487.760	13.94	140,898,379

Band 7	4,583,317.182	13.92	63,799,775

Band 8	9,187,881.195	13.88	127,527,791

Band 9	836,227.188	13.87	11,598,471

Band 10	9,934,631.172	13.85	137,594,642

Band 11	2,599,573.983	13.83	35,952,108

Band 12	272,350.702	13.81	3,761,163

Band 13	6,174,953.672	13.79	85,152,611

Band 14	7,687,181.080	13.75	105,698,740

Band 15	6,374,257.281	13.74	87,582,295

Band 16	605,156.039	13.70	8,290,638

Band 17	12,688,089.990	13.68	173,573,071

Band 18	22,189.707	13.66	303,111

Band 19	574,261.681	13.62	7,821,444

Band 20	3,216,278.972	13.77	44,288,161

Band 21	511,992.935	13.72	7,024,543

Band 26	215,900.491	14.11	3,046,356

Band 27	66,045.891	14.00	924,642

Band 28	23,676.184	13.94	330,046

Band 29	181,164.407	13.92	2,521,809

Band 30	118,289.401	13.81	1,633,577

Band 31	119,655.277	13.75	1,645,260

Band 32	3,284.151	13.65	44,829

Band 33	791.554	13.57	10,741

Band 34	4,885.283	13.52	66,049

Band 38	20,838.397	11.48	239,225

Band 41	70,886.610	13.81	978,944

Band 42	8,062.794	13.74	110,783

Band 43	466,827.764	13.68	6,386,204

Band 44	3,101.488	13.55	42,025

Band 45	39,216.774	13.49	529,034

Band 46	4,945,534.498	12.52	61,918,092

Band 47	871,700.841	12.48	10,878,826

Band 49	18,177.849	11.49	208,863

	82,802,446.296		$ 1,135,861,799

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Aggressive Growth Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	46,759.719	$ 14.09	$ 658,844

Band 10	36,528.257	14.03	512,491

Band 12	8,699.063	14.01	121,874

Band 14	2,265.062	13.97	31,643

Band 15	12,752.780	13.96	178,029

Band 20	65,859.061	13.98	920,710

Band 46	7,680.441	13.90	106,758

	180,544.383		$ 2,530,349

ING LifeStyle Growth Portfolio - Service Class

Contracts in accumulation period:

Band 2	42,928.326	$ 13.51	$ 579,962

Band 4	1,252,539.894	13.42	16,809,085

Band 5	110,788.547	13.40	1,484,567

Band 6	27,875,283.900	13.36	372,413,793

Band 7	8,921,725.598	13.34	119,015,819

Band 8	17,833,901.350	13.31	237,369,227

Band 9	2,787,524.924	13.29	37,046,206

Band 10	31,408,571.980	13.27	416,791,750

Band 11	3,795,280.656	13.25	50,287,469

Band 12	1,188,021.748	13.24	15,729,408

Band 13	12,345,057.920	13.22	163,201,666

Band 14	21,451,997.110	13.18	282,737,322

Band 15	17,476,491.320	13.16	229,990,626

Band 16	1,849,997.543	13.13	24,290,468

Band 17	23,287,531.170	13.11	305,299,534

Band 18	29,510.352	13.09	386,291

Band 19	1,566,894.985	13.06	20,463,649

Band 20	9,458,634.139	13.20	124,853,971

Band 21	1,690,479.908	13.15	22,229,811

Band 26	789,026.555	13.52	10,667,639

Band 27	196,042.215	13.41	2,628,926

Band 28	59,998.517	13.36	801,580

Band 29	871,300.523	13.34	11,623,149

Band 30	406,448.955	13.23	5,377,320

Band 31	128,398.798	13.18	1,692,296

Band 32	62,962.187	13.08	823,545

Band 33	45,571.295	13.01	592,883

Band 34	9,454.325	12.95	122,434

Band 38	68,722.606	11.28	775,191

Band 41	331,459.087	13.24	4,388,518

Band 42	109,334.886	13.17	1,439,940

Band 43	1,008,675.629	13.11	13,223,737

Band 44	123,789.490	12.99	1,608,025

Band 45	102,844.798	12.93	1,329,783

Band 46	16,022,701.940	12.07	193,394,012

Band 47	2,249,917.528	12.04	27,089,007

Band 49	40,931.276	11.28	461,705

Band 50	37,919.646	11.27	427,354

Band 51	12,495.971	11.25	140,580

	207,051,157.597		$ 2,719,588,248

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Growth Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	115,457.701	$ 13.46	$ 1,554,061

Band 10	193,036.904	13.40	2,586,695

Band 11	1,192.009	13.39	15,961

Band 12	6,854.277	13.38	91,710

Band 14	18,335.376	13.34	244,594

Band 15	75,520.125	13.33	1,006,683

Band 17	32,659.776	13.30	434,375

Band 20	23,238.191	13.35	310,230

Band 46	154,312.188	13.27	2,047,723

	620,606.547		$ 8,292,032

ING LifeStyle Moderate Growth Portfolio - Service Class

Contracts in accumulation period:

Band 2	71,419.549	$ 12.93	$ 923,455

Band 4	1,502,679.409	12.85	19,309,430

Band 5	182,563.882	12.83	2,342,295

Band 6	21,959,884.010	12.79	280,866,916

Band 7	6,865,387.868	12.78	87,739,657

Band 8	13,335,880.140	12.74	169,899,113

Band 9	4,771,367.230	12.73	60,739,505

Band 10	25,974,401.860	12.71	330,134,648

Band 11	4,693,410.850	12.69	59,559,384

Band 12	666,780.527	12.67	8,448,109

Band 13	9,275,209.070	12.66	117,424,147

Band 14	16,956,528.140	12.62	213,991,385

Band 15	11,998,065.150	12.61	151,295,602

Band 16	1,255,337.214	12.57	15,779,589

Band 17	18,321,116.840	12.55	229,930,016

Band 18	52,849.404	12.54	662,732

Band 19	1,293,973.148	12.50	16,174,664

Band 20	6,709,537.098	12.64	84,808,549

Band 21	2,060,345.141	12.59	25,939,745

Band 26	643,186.137	12.95	8,329,260

Band 27	287,549.311	12.85	3,695,009

Band 28	77,379.426	12.79	989,683

Band 29	1,396,834.815	12.78	17,851,549

Band 30	489,481.292	12.67	6,201,728

Band 31	203,294.765	12.62	2,565,580

Band 32	16,579.478	12.52	207,575

Band 33	41,243.388	12.46	513,893

Band 34	31,769.973	12.40	393,948

Band 38	50,602.267	11.12	562,697

Band 41	432,642.414	12.68	5,485,906

Band 42	105,793.365	12.61	1,334,054

Band 43	1,562,529.704	12.56	19,625,373

Band 44	104,755.661	12.43	1,302,113

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Growth

Portfolio - Service Class (continued)

Band 45	344,258.141	$ 12.38	$ 4,261,916

Band 46	12,957,060.930	11.69	151,468,042

Band 47	2,647,766.609	11.65	30,846,481

Band 49	9,178.751	11.13	102,159

Band 50	12,443.771	11.11	138,250

Band 51	902.001	11.09	10,003

	169,361,988.729		$ 2,131,854,160

ING LifeStyle Moderate Growth Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	76,430.200	$ 12.83	$ 980,599

Band 10	68,184.648	12.77	870,718

Band 12	8,153.806	12.75	103,961

Band 14	49,898.800	12.72	634,713

Band 15	54,581.356	12.71	693,729

Band 17	3,423.974	12.68	43,416

Band 20	29,519.178	12.73	375,779

Band 46	116,782.902	12.66	1,478,472

	406,974.864		$ 5,181,387

ING LifeStyle Moderate Portfolio - Service Class

Contracts in accumulation period:

Band 2	26,509.873	$ 12.49	$ 331,108

Band 4	705,472.753	12.41	8,754,917

Band 5	96,138.889	12.39	1,191,161

Band 6	9,923,196.105	12.36	122,650,704

Band 7	3,816,009.019	12.34	47,089,551

Band 8	4,659,178.257	12.31	57,354,484

Band 9	2,557,346.670	12.29	31,429,791

Band 10	9,006,543.852	12.27	110,510,293

Band 11	2,358,445.684	12.26	28,914,544

Band 12	699,131.197	12.24	8,557,366

Band 13	4,972,213.827	12.22	60,760,453

Band 14	7,729,651.773	12.19	94,224,455

Band 15	4,344,197.560	12.17	52,868,884

Band 16	606,287.413	12.14	7,360,329

Band 17	7,999,873.071	12.13	97,038,460

Band 18	84,218.821	12.11	1,019,890

Band 19	585,101.781	12.08	7,068,030

Band 20	2,863,964.859	12.21	34,969,011

Band 21	1,018,596.903	12.16	12,386,138

Band 26	481,270.238	12.51	6,020,691

Band 27	161,777.657	12.41	2,007,661

Band 28	59,784.795	12.36	738,940

Band 29	889,522.980	12.34	10,976,714

Band 30	548,309.221	12.24	6,711,305

Band 31	152,623.459	12.19	1,860,480

Band 32	15,143.388	12.10	183,235

Band 33	41,517.542	12.03	499,456

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Portfolio - Service Class (continued)

Band 34	63,228.343	$ 11.98	$ 757,476

Band 38	6,481.876	10.96	71,041

Band 41	195,433.010	12.24	2,392,100

Band 42	146,939.909	12.18	1,789,728

Band 43	1,040,107.540	12.13	12,616,504

Band 44	58,138.964	12.01	698,249

Band 45	158,766.723	11.96	1,898,850

Band 46	5,000,343.252	11.38	56,903,906

Band 47	1,103,587.333	11.35	12,525,716

Band 49	46,585.168	10.97	511,039

Band 51	19,674.468	10.93	215,042

	74,241,314.173		$ 903,857,702

ING LifeStyle Moderate Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	80,235.529	$ 12.36	$ 991,711

Band 10	68,286.386	12.31	840,605

Band 12	164,020.145	12.29	2,015,808

Band 15	51,634.602	12.25	632,524

Band 20	167,495.416	12.27	2,055,169

Band 46	97,022.635	12.20	1,183,676

	628,694.713		$ 7,719,493

ING Limited Maturity Bond Portfolio - Service Class
Currently payable annuity contracts	1,390.633	$23.31 to $22.48	$ 31,330
Contracts in accumulation period:
Band 1	8,991.435	23.31	209,590
Band 2	360,087.733	22.48	8,094,772
Band 3	2,207.933	21.10	46,587
Band 4	116,241.457	21.54	2,503,841
Band 5	133,253.759	21.28	2,835,640
Band 6	1,891,472.645	20.96	39,645,267
Band 7	1,704,928.426	20.71	35,309,068
Band 8	949,165.180	20.40	19,362,970
Band 9	238,553.443	20.15	4,806,852
Band 10	460,569.487	19.97	9,197,573
Band 11	1,613,601.879	19.82	31,981,589
Band 12	374,383.882	19.61	7,341,668
Band 13	1,180,647.227	19.43	22,939,976
Band 14	1,002,690.956	19.08	19,131,343
Band 16	19,810.853	18.60	368,482
Band 17	175,221.270	18.43	3,229,328
Band 18	14,226.484	18.26	259,776
Band 19	48,255.882	17.93	865,228
Band 20	259,083.849	19.29	4,997,727
Band 21	95,944.543	18.77	1,800,879
Band 24	1,262.122	24.63	31,086
Band 25	59,223.622	22.92	1,357,405
	10,711,214.700		$ 216,347,977

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Liquid Assets Portfolio - Service Class
Currently payable annuity contracts	486.218	$ 17.59	$ 8,551
Contracts in accumulation period:
Band 1	54,460.677	18.23	992,818
Band 2	273,934.897	17.59	4,818,515
Band 3	9,717.995	16.50	160,347
Band 4	930,465.512	16.83	15,659,735
Band 5	255,836.406	16.61	4,249,443
Band 6	6,031,181.243	16.38	98,790,749
Band 7	5,853,637.747	16.16	94,594,786
Band 8	3,712,286.368	15.94	59,173,845
Band 9	1,147,182.470	15.73	18,045,180
Band 10	3,439,887.221	15.58	53,593,443
Band 11	4,005,131.556	15.49	62,039,488
Band 12	726,595.752	15.30	11,116,915
Band 13	4,440,473.248	15.16	67,317,574
Band 14	4,840,451.702	14.89	72,074,326
Band 15	953,693.897	14.80	14,114,670
Band 16	283,010.434	14.53	4,112,142
Band 17	2,780,524.745	14.40	40,039,556
Band 18	63,765.498	14.27	909,934
Band 19	272,162.853	14.01	3,813,002
Band 20	953,644.549	15.08	14,380,960
Band 21	327,671.237	14.67	4,806,937
Band 25	71,204.147	17.91	1,275,266
Band 26	379,224.530	17.75	6,731,235
Band 27	168,542.848	16.81	2,833,205
Band 28	50,439.781	16.35	824,690
Band 29	834,228.291	16.21	13,522,841
Band 30	503,920.933	15.34	7,730,147
Band 31	423,630.216	14.93	6,324,799
Band 32	49,047.153	14.16	694,508
Band 33	10,685.728	13.66	145,967
Band 34	8,338.422	13.29	110,818
Band 35	153,119.926	18.40	2,817,407
Band 36	25,110.290	17.75	445,708
Band 37	12,196.858	17.28	210,762
Band 38	364,855.035	10.52	3,838,275
Band 39	24,130.239	10.45	252,161
Band 40	34,412.073	10.39	357,541
Band 41	107,570.744	10.26	1,103,676
Band 42	16,013.373	10.19	163,176
Band 43	343,154.719	10.14	3,479,589
Band 44	10,188.662	10.14	103,313
Band 45	15,307.655	10.10	154,607
Band 46	851,839.922	10.29	8,765,433
Band 47	328,676.652	10.26	3,372,222
Band 49	14,915.426	10.32	153,927
Band 51	5,561.219	10.15	56,446
	46,162,517.067		$ 710,280,635

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Liquid Assets Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	325,724.668	$ 10.27	$ 3,345,192

Band 7	8,395.758	10.25	86,057

Band 8	210.646	10.20	2,149

Band 10	175,930.649	10.16	1,787,455

Band 11	52.213	10.13	529

Band 12	117,796.605	10.11	1,190,924

Band 13	6,931.775	10.34	71,675

Band 14	32,232.725	10.23	329,741

Band 15	186,370.107	10.22	1,904,702

Band 17	48,472.160	10.18	493,447

Band 20	526,227.541	10.07	5,299,111

Band 46	89,825.243	10.26	921,607

	1,518,170.090		$ 15,432,589

ING Lord Abbett Affiliated Portfolio - Service Class

Contracts in accumulation period:

Band 2	4,057.157	$ 14.04	$ 56,962

Band 3	1,240.876	13.70	17,000

Band 4	42,732.570	13.80	589,709

Band 5	142,716.209	13.75	1,962,348

Band 6	1,352,565.084	13.65	18,462,513

Band 7	1,652,853.756	13.61	22,495,340

Band 8	556,217.243	13.51	7,514,495

Band 9	234,935.314	13.46	3,162,229

Band 10	1,291,222.107	13.42	17,328,201

Band 11	965,646.460	13.37	12,910,693

Band 12	414,368.130	13.32	5,519,383

Band 13	1,144,371.518	13.28	15,197,254

Band 14	1,816,666.379	13.18	23,943,663

Band 15	136,373.498	13.14	1,791,948

Band 16	37,665.586	13.05	491,536

Band 17	590,286.815	13.00	7,673,729

Band 18	33,279.433	12.95	430,969

Band 19	166,314.949	12.86	2,138,810

Band 20	483,440.841	13.23	6,395,922

Band 21	151,463.443	13.09	1,982,656

Band 25	32,946.126	14.14	465,858

Band 26	32,046.214	14.74	472,361

Band 27	3,225.847	14.60	47,097

Band 28	935.087	14.52	13,577

Band 29	42,534.217	14.50	616,746

Band 30	22,347.149	14.35	320,682

Band 31	25,180.574	14.28	359,579

Band 33	568.864	14.04	7,987

Band 34	1,689.495	13.97	23,602

Band 38	2,768.880	11.28	31,233

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett Affiliated

Portfolio - Service Class (continued)

Band 41	5,301.197	$ 14.35	$ 76,072

Band 42	3,213.628	14.26	45,826

Band 43	12,508.092	14.19	177,490

Band 44	365.591	12.69	4,639

Band 45	23,826.154	12.53	298,542

Band 46	197,047.254	11.98	2,360,626

Band 47	24,767.480	11.94	295,724

Band 49	370.212	11.30	4,183

	11,650,059.429		$ 155,687,184

ING Lord Abbett Affiliated Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	41,995.950	$ 16.41	$ 689,154

Band 7	658.605	16.37	10,781

Band 10	55,038.198	16.23	893,270

Band 11	2,001.802	16.19	32,409

Band 12	9,554.780	16.16	154,405

Band 14	16,751.504	12.47	208,891

Band 15	15,054.611	12.45	187,430

Band 17	5,842.476	12.40	72,447

Band 20	64,657.183	16.09	1,040,334

Band 46	33,277.802	11.94	397,337

	244,832.911		$ 3,686,458

ING MarketPro Portfolio - Service Class

Contracts in accumulation period:

Band 4	9,651.334	$ 10.90	$ 105,200

Band 6	226,716.608	10.88	2,466,677

Band 7	11,034.056	10.88	120,051

Band 8	274,452.543	10.86	2,980,555

Band 9	1,784.294	10.86	19,377

Band 10	536,544.446	10.85	5,821,507

Band 11	62,778.541	10.85	681,147

Band 12	6,038.756	10.84	65,460

Band 13	159,388.079	10.83	1,726,173

Band 14	289,110.591	10.82	3,128,177

Band 15	145,815.710	10.82	1,577,726

Band 16	17,932.480	10.80	193,671

Band 17	214,552.981	10.80	2,317,172

Band 19	372.869	10.78	4,020

Band 20	2,200.229	10.83	23,828

Band 30	5,680.360	10.84	61,575

Band 43	16,473.310	10.80	177,912

Band 46	443,076.754	10.79	4,780,798

Band 47	1,697.842	10.77	18,286

Band 49	356,342.950	11.02	3,926,899

Band 55	3,834.274	10.97	42,062

	2,785,479.007		$ 30,238,273

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MarketPro Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	188,480.030	$ 10.80	$ 2,035,584

Band 10	243,823.094	10.77	2,625,975

Band 12	12,503.286	10.75	134,410

Band 14	35,184.685	10.74	377,884

Band 15	142,893.414	10.73	1,533,246

Band 20	46,001.326	10.74	494,054

Band 46	142,827.577	10.70	1,528,255

	811,713.412		$ 8,729,408

ING MarketStyle Growth Portfolio - Service Class

Contracts in accumulation period:

Band 49	752,387.545	$ 11.29	$ 8,494,455

	752,387.545		$ 8,494,455

ING MarketStyle Moderate Growth Portfolio - Service Class

Contracts in accumulation period:

Band 49	784,660.675	$ 11.10	$ 8,709,733

	784,660.675		$ 8,709,733

ING MarketStyle Moderate Portfolio - Service Class

Contracts in accumulation period:

Band 49	194,277.127	$ 10.87	$ 2,111,792

	194,277.127		$ 2,111,792

ING Marsico Growth Portfolio - Service Class

Contracts in accumulation period:

Band 1	10,213.955	$ 18.10	$ 184,873

Band 2	189,635.446	17.71	3,358,444

Band 3	6,927.394	17.05	118,112

Band 4	279,094.643	17.24	4,811,592

Band 5	275,574.765	17.14	4,723,351

Band 6	7,262,968.614	16.96	123,179,948

Band 7	4,993,337.216	16.86	84,187,665

Band 8	4,590,396.697	16.68	76,567,817

Band 9	1,300,804.153	16.59	21,580,341

Band 10	2,969,761.032	16.50	49,001,057

Band 11	6,632,152.484	16.41	108,833,622

Band 12	1,188,362.004	16.32	19,394,068

Band 13	3,877,204.710	16.23	62,927,032

Band 14	4,926,377.682	16.06	79,117,626

Band 15	525,509.762	15.97	8,392,391

Band 16	87,500.781	15.79	1,381,637

Band 17	1,915,622.332	15.71	30,094,427

Band 18	115,587.865	15.62	1,805,482

Band 19	319,361.098	15.45	4,934,129

Band 20	1,389,648.381	16.14	22,428,925

Band 21	331,635.600	15.88	5,266,373

Band 24	808.234	18.69	15,106

Band 25	131,326.137	17.90	2,350,738

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico Growth Portfolio - Service Class (continued)

Band 26	131,122.157	$ 12.61	$ 1,653,450

Band 27	7,006.975	12.51	87,657

Band 28	7,352.019	12.46	91,606

Band 29	82,175.015	12.44	1,022,257

Band 30	19,087.626	12.34	235,541

Band 31	12,343.835	12.29	151,706

Band 32	611.079	12.19	7,449

Band 33	1,744.940	12.13	21,166

Band 34	2,127.212	12.08	25,697

Band 38	4,912.715	10.86	53,352

Band 41	5,125.480	12.34	63,248

Band 42	703.985	12.27	8,638

Band 43	40,420.347	12.22	493,937

Band 44	1,210.590	12.11	14,660

Band 45	23,063.472	11.95	275,608

Band 46	1,003,524.584	11.07	11,109,017

Band 47	227,512.733	11.04	2,511,741

Band 53	1,028.553	10.89	11,201

	44,890,884.302		$ 732,492,687

ING Marsico Growth Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	316,269.122	$ 15.68	$ 4,959,100

Band 7	13,806.030	15.65	216,064

Band 10	245,707.003	15.51	3,810,916

Band 11	6,043.364	15.48	93,551

Band 12	99,561.029	15.45	1,538,218

Band 13	5,215.137	11.13	58,044

Band 14	74,033.135	12.06	892,840

Band 15	209,739.050	12.04	2,525,258

Band 17	48,075.892	11.99	576,430

Band 20	507,030.546	15.38	7,798,130

Band 46	210,184.090	11.04	2,320,432

	1,735,664.398		$ 24,788,983

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities

Portfolio - Service Class

Contracts in accumulation period:

Band 2	8,404.364	$ 15.29	$ 128,503

Band 4	109,286.104	15.22	1,663,335

Band 5	96,578.535	15.21	1,468,960

Band 6	1,560,451.038	15.18	23,687,647

Band 7	1,397,025.640	15.17	21,192,879

Band 8	530,650.044	15.15	8,039,348

Band 9	168,664.133	15.13	2,551,888

Band 10	1,152,244.884	15.12	17,421,943

Band 11	603,744.820	15.11	9,122,584

Band 12	316,462.488	15.09	4,775,419

Band 13	1,142,974.856	15.08	17,236,061

Band 14	1,598,863.849	15.06	24,078,890

Band 15	386,726.670	15.04	5,816,369

Band 16	68,545.583	15.02	1,029,555

Band 17	1,009,790.977	15.01	15,156,963

Band 18	26,475.466	14.99	396,867

Band 19	58,388.615	14.97	874,078

Band 20	632,381.401	15.07	9,529,988

Band 21	186,050.061	15.03	2,796,332

Band 25	37,649.137	15.31	576,408

Band 26	154,055.429	15.30	2,357,048

Band 27	18,446.813	15.22	280,760

Band 28	2,035.362	15.18	30,897

Band 29	90,947.158	15.17	1,379,668

Band 30	45,314.500	15.09	683,796

Band 31	27,357.882	15.06	412,010

Band 32	4,372.755	14.98	65,504

Band 33	3,432.860	14.93	51,253

Band 34	3,089.535	14.89	46,003

Band 41	17,509.634	15.10	264,395

Band 42	3,548.227	15.05	53,401

Band 43	13,614.296	15.01	204,351

Band 44	4,805.336	14.92	71,696

Band 45	9,788.573	14.88	145,654

Band 46	326,903.933	14.98	4,897,021

Band 47	40,606.313	14.94	606,658

Band 50	12,684.409	12.10	153,481

Band 51	864.790	12.08	10,447

	11,870,736.470		$ 179,258,060

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class

Contracts in accumulation period:

Band 1	5,132.549	$ 29.25	$ 150,127

Band 2	92,167.093	28.53	2,629,527

Band 3	13,350.752	27.32	364,743

Band 4	377,086.792	27.67	10,433,992

Band 5	333,087.411	27.50	9,159,904

Band 6	6,490,069.916	27.17	176,335,200

Band 7	5,305,679.589	26.99	143,200,292

Band 8	4,108,202.196	26.66	109,524,671

Band 9	897,003.416	26.50	23,770,591

Band 10	3,213,515.463	26.33	84,611,862

Band 11	5,806,272.150	26.17	151,950,142

Band 12	1,803,704.316	26.01	46,914,349

Band 13	3,976,402.692	25.85	102,790,010

Band 14	5,302,151.255	25.53	135,363,922

Band 15	751,116.676	25.37	19,055,830

Band 16	180,380.531	25.05	4,518,532

Band 17	2,155,140.178	24.90	53,662,990

Band 18	130,057.305	24.74	3,217,618

Band 19	351,026.011	24.44	8,579,076

Band 20	1,727,426.614	25.69	44,377,590

Band 21	480,239.541	25.21	12,106,839

Band 22	376.159	27.67	10,408

Band 23	19,844.090	27.17	539,164

Band 24	243.724	30.35	7,397

Band 25	103,010.301	28.89	2,975,968

Band 26	426,361.138	28.71	12,240,828

Band 27	138,507.854	27.67	3,832,512

Band 28	46,998.204	27.16	1,276,471

Band 29	545,929.019	26.99	14,734,624

Band 30	288,424.649	26.00	7,499,041

Band 31	167,405.475	25.52	4,272,188

Band 32	28,356.497	24.62	698,137

Band 33	8,814.020	24.01	211,625

Band 34	37,457.441	23.57	882,872

Band 35	104,134.651	29.43	3,064,683

Band 36	19,950.105	28.71	572,768

Band 37	23,097.794	28.19	651,127

Band 38	191,420.779	13.56	2,595,666

Band 39	85,525.557	13.47	1,152,029

Band 40	21,242.456	13.40	284,649

Band 41	99,914.438	12.95	1,293,892

Band 42	43,132.118	12.87	555,110

Band 43	387,063.346	12.80	4,954,411

Band 44	55,996.635	11.88	665,240

Band 45	69,943.750	11.75	821,839

Band 46	1,438,503.087	11.13	16,010,539

Band 47	319,607.579	11.10	3,547,644

Band 49	187.787	11.08	2,081

	48,170,661.099		$ 1,228,070,720

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	576,746.087	$ 14.09	$ 8,126,352

Band 7	22,233.016	14.05	312,374

Band 8	13,344.503	13.99	186,690

Band 10	496,207.945	13.93	6,912,177

Band 11	29,406.631	13.90	408,752

Band 12	308,299.674	13.87	4,276,116

Band 13	12,190.376	11.19	136,410

Band 14	123,468.677	11.84	1,461,869

Band 15	531,774.498	11.82	6,285,575

Band 17	264,515.054	11.77	3,113,342

Band 20	1,218,087.789	13.81	16,821,792

Band 46	428,413.613	11.10	4,755,391

	4,024,687.863		$ 52,796,840

ING MFS Utilities Portfolio - Service Class

Contracts in accumulation period:

Band 1	30.469	$ 13.23	$ 403

Band 2	21,242.625	14.80	314,391

Band 3	2,044.065	14.71	30,068

Band 4	81,146.387	14.74	1,196,098

Band 5	42,966.036	14.72	632,460

Band 6	1,844,732.528	14.70	27,117,568

Band 7	2,108,567.108	14.69	30,974,851

Band 8	1,324,190.290	14.66	19,412,630

Band 9	220,032.975	14.65	3,223,483

Band 10	1,671,630.493	14.64	24,472,670

Band 11	833,825.015	14.63	12,198,860

Band 12	371,439.876	14.61	5,426,737

Band 13	1,533,268.337	14.60	22,385,718

Band 14	2,323,301.503	14.58	33,873,736

Band 15	800,076.535	14.56	11,649,114

Band 16	86,475.847	14.54	1,257,359

Band 17	2,182,716.184	14.53	31,714,866

Band 18	42,250.469	14.51	613,054

Band 19	239,152.726	14.49	3,465,323

Band 20	868,910.856	14.59	12,677,409

Band 21	146,037.034	14.55	2,124,839

Band 25	2,876.723	14.82	42,633

Band 26	112,423.011	14.81	1,664,985

Band 27	37,092.354	14.74	546,741

Band 28	5,359.722	14.70	78,788

Band 29	240,165.744	14.69	3,528,035

Band 30	79,897.913	14.61	1,167,309

Band 31	43,359.919	14.58	632,188

Band 32	1,551.620	14.50	22,498

Band 33	3,162.016	14.45	45,691

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Utilities Portfolio - Service Class (continued)

Band 34	7,456.366	$ 14.42	$ 107,521

Band 38	4,403.967	12.35	54,389

Band 41	32,560.260	14.61	475,705

Band 42	26,351.699	14.57	383,944

Band 43	60,816.497	14.53	883,664

Band 44	1,601.157	14.44	23,121

Band 45	23,096.086	14.40	332,584

Band 46	590,332.956	14.50	8,559,828

Band 47	119,139.400	14.46	1,722,756

Band 50	233.262	12.38	2,888

Band 51	419.511	12.36	5,185

	18,136,337.541		$ 265,042,090

ING Oppenheimer Main Street Portfolio® - Service Class

Contracts in accumulation period:

Band 1	3,358.954	$ 26.32	$ 88,408

Band 2	78,707.468	25.68	2,021,208

Band 3	5,845.162	24.59	143,733

Band 4	151,895.600	24.90	3,782,200

Band 5	109,498.617	24.75	2,710,091

Band 6	3,137,568.606	24.46	76,744,928

Band 7	2,011,200.428	24.29	48,852,058

Band 8	2,675,365.339	24.00	64,208,768

Band 9	435,815.856	23.85	10,394,208

Band 10	807,144.353	23.70	19,129,321

Band 11	3,329,712.199	23.55	78,414,722

Band 12	621,647.183	23.41	14,552,761

Band 13	1,435,265.200	23.26	33,384,269

Band 14	1,725,162.438	22.97	39,626,981

Band 15	159,623.806	22.83	3,644,211

Band 16	33,861.286	22.55	763,572

Band 17	447,543.400	22.41	10,029,448

Band 18	32,486.853	22.27	723,482

Band 19	87,633.840	21.99	1,927,068

Band 20	507,623.956	23.12	11,736,266

Band 21	128,400.045	22.69	2,913,397

Band 22	414.141	24.90	10,312

Band 23	23,307.516	24.46	570,102

Band 25	63,624.090	26.00	1,654,226

Band 26	33,031.511	25.84	853,534

Band 27	6,171.763	24.90	153,677

Band 28	9,420.128	24.44	230,228

Band 29	85,036.769	24.29	2,065,543

Band 30	41,528.193	23.40	971,760

Band 31	29,899.525	22.97	686,792

Band 32	2,190.275	22.15	48,515

Band 33	295.100	21.61	6,377

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street

Portfolio® - Service Class (continued)

Band 34	423.766	$ 21.21	$ 8,988

Band 38	104.819	11.35	1,190

Band 41	4,864.975	14.11	68,645

Band 42	2,560.152	14.01	35,868

Band 43	12,367.735	13.94	172,406

Band 44	5,286.483	12.54	66,292

Band 45	8,103.888	12.36	100,164

Band 46	170,867.370	11.75	2,007,692

Band 47	26,757.654	11.71	313,332

	18,451,616.442		$ 435,816,743

ING Oppenheimer Main Street Portfolio® - Service 2 Class

Contracts in accumulation period:

Band 6	60,963.487	$ 15.60	$ 951,030

Band 7	1,967.733	15.57	30,638

Band 10	28,693.313	15.43	442,738

Band 12	30,712.499	15.36	471,744

Band 14	6,594.916	12.53	82,634

Band 15	64,601.662	12.51	808,167

Band 17	6,154.401	12.46	76,684

Band 20	129,815.432	15.30	1,986,176

Band 46	26,385.096	11.71	308,969

	355,888.539		$ 5,158,780

ING PIMCO Core Bond Portfolio - Service Class

Contracts in accumulation period:

Band 1	2,832.028	$ 15.19	$ 43,019

Band 2	71,420.211	14.82	1,058,448

Band 3	3,775.302	14.19	53,572

Band 4	348,132.049	14.37	5,002,658

Band 5	345,030.424	14.28	4,927,034

Band 6	5,417,078.276	14.11	76,434,974

Band 7	5,734,098.536	14.02	80,392,061

Band 8	2,577,100.882	13.84	35,667,076

Band 9	1,101,978.508	13.76	15,163,224

Band 10	4,360,215.740	13.67	59,604,149

Band 11	3,862,723.589	13.59	52,494,414

Band 12	1,411,736.439	13.50	19,058,442

Band 13	4,447,758.545	13.42	59,688,920

Band 14	5,874,890.042	13.25	77,842,293

Band 15	896,451.902	13.17	11,806,272

Band 16	206,933.304	13.01	2,692,202

Band 17	2,338,464.210	12.93	30,236,342

Band 18	251,871.037	12.85	3,236,543

Band 19	397,098.069	12.69	5,039,174

Band 20	1,711,241.766	13.34	22,827,965

Band 21	748,592.040	13.09	9,799,070

Band 25	83,427.837	15.00	1,251,418

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Core Bond Portfolio - Service Class (continued)

Band 26	725,870.362	$ 14.91	$ 10,822,727

Band 27	235,873.013	14.36	3,387,136

Band 28	75,798.881	14.10	1,068,764

Band 29	987,834.742	14.01	13,839,565

Band 30	488,213.641	13.50	6,590,884

Band 31	188,700.340	13.25	2,500,280

Band 32	41,533.423	12.78	530,797

Band 33	30,946.108	12.47	385,898

Band 34	25,696.437	12.24	314,524

Band 35	18,781.361	15.28	286,979

Band 36	3,510.299	14.91	52,339

Band 37	1,798.667	14.64	26,332

Band 38	31,839.403	11.18	355,965

Band 39	5,590.886	11.10	62,059

Band 40	5,116.629	11.04	56,488

Band 41	137,191.988	10.92	1,498,137

Band 42	105,415.928	10.84	1,142,709

Band 43	217,460.630	10.79	2,346,400

Band 44	37,439.848	10.48	392,370

Band 45	62,498.602	10.41	650,610

Band 46	724,175.405	10.23	7,408,314

Band 47	123,283.608	10.19	1,256,260

	46,467,420.937		$ 629,294,807

ING PIMCO Core Bond Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	688,716.944	$ 11.32	$ 7,796,276

Band 7	60,956.750	11.30	688,811

Band 8	1,992.599	11.25	22,417

Band 10	631,720.316	11.20	7,075,268

Band 11	15,413.075	11.18	172,318

Band 12	333,734.300	11.15	3,721,137

Band 13	954.372	10.28	9,811

Band 14	110,185.488	10.32	1,137,114

Band 15	285,921.061	10.30	2,944,987

Band 17	247,901.902	10.26	2,543,474

Band 20	1,097,983.347	11.10	12,187,615

Band 46	360,660.081	10.20	3,678,733

	3,836,140.235		$ 41,977,961

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO High Yield Portfolio - Service Class

Contracts in accumulation period:

Band 1	2,607.247	$ 12.45	$ 32,460

Band 2	66,707.194	12.09	806,490

Band 4	335,971.629	12.01	4,035,019

Band 5	349,854.195	11.99	4,194,752

Band 6	7,287,786.181	11.96	87,161,923

Band 7	6,212,198.499	11.94	74,173,650

Band 8	3,362,114.787	11.91	40,042,787

Band 9	934,613.295	11.89	11,112,552

Band 10	4,835,743.885	11.88	57,448,637

Band 11	5,056,464.578	11.86	59,969,670

Band 12	1,629,200.882	11.84	19,289,738

Band 13	4,721,057.802	11.83	55,850,114

Band 14	7,551,383.783	11.80	89,106,329

Band 15	1,078,758.928	11.78	12,707,780

Band 16	318,536.129	11.75	3,742,800

Band 17	3,053,565.662	11.73	35,818,325

Band 18	97,085.876	11.72	1,137,846

Band 19	549,155.199	11.68	6,414,133

Band 20	2,675,342.488	11.81	31,595,795

Band 21	553,342.917	11.76	6,507,313

Band 24	223.539	12.25	2,738

Band 25	109,571.288	12.12	1,328,004

Band 26	476,338.331	12.10	5,763,694

Band 27	161,645.350	12.01	1,941,361

Band 28	88,968.856	11.96	1,064,068

Band 29	891,161.637	11.94	10,640,470

Band 30	251,545.831	11.84	2,978,303

Band 31	204,293.603	11.80	2,410,665

Band 32	31,262.874	11.70	365,776

Band 33	21,706.576	11.64	252,665

Band 34	26,010.946	11.59	301,467

Band 35	195,699.609	11.41	2,232,933

Band 36	18,122.862	11.37	206,057

Band 37	15,686.494	11.35	178,042

Band 38	68,483.625	11.36	777,974

Band 39	6,813.575	11.33	77,198

Band 40	10,889.035	11.30	123,046

Band 41	168,571.905	11.85	1,997,577

Band 42	50,599.706	11.78	596,065

Band 43	167,350.504	11.73	1,963,021

Band 44	30,583.612	11.62	355,382

Band 45	57,934.639	11.57	670,304

Band 46	964,393.341	10.89	10,502,243

Band 47	165,859.306	10.86	1,801,232

	54,855,208.200		$ 649,678,398

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Fund Portfolio - Service Class

Contracts in accumulation period:

Band 2	4,002.182	$ 12.73	$ 50,948

Band 4	41,719.728	12.67	528,589

Band 5	70,812.076	12.66	896,481

Band 6	1,051,161.606	12.64	13,286,683

Band 7	779,945.200	12.63	9,850,708

Band 8	305,986.715	12.61	3,858,492

Band 9	76,205.537	12.60	960,190

Band 10	947,680.757	12.59	11,931,301

Band 11	420,023.219	12.58	5,283,892

Band 12	212,294.222	12.57	2,668,538

Band 13	571,204.830	12.56	7,174,333

Band 14	1,195,041.124	12.53	14,973,865

Band 15	253,209.413	12.52	3,170,182

Band 16	21,306.806	12.50	266,335

Band 17	502,967.067	12.49	6,282,059

Band 18	9,856.494	12.48	123,009

Band 19	74,004.058	12.46	922,091

Band 20	531,190.886	12.55	6,666,446

Band 21	109,629.278	12.51	1,371,462

Band 25	3,876.639	12.75	49,427

Band 26	89,344.246	12.74	1,138,246

Band 27	27,778.516	12.67	351,954

Band 28	11,538.204	12.64	145,843

Band 29	83,747.703	12.63	1,057,733

Band 30	44,851.270	12.57	563,780

Band 31	25,523.978	12.53	319,815

Band 32	4,048.233	12.47	50,481

Band 33	3,329.854	12.43	41,390

Band 35	47,686.309	12.78	609,431

Band 36	4,975.619	12.74	63,389

Band 37	1,163.196	12.71	14,784

Band 38	42,725.075	12.73	543,890

Band 39	9,742.758	12.68	123,538

Band 40	5,966.661	12.65	75,478

Band 41	42,487.069	12.57	534,062

Band 42	2,962.935	12.53	37,126

Band 43	40,000.697	12.49	499,609

Band 44	1,928.721	12.42	23,955

Band 45	4,258.941	12.39	52,768

Band 46	102,223.425	12.47	1,274,726

Band 47	36,859.278	12.44	458,529

	7,815,260.525		$ 98,295,558

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Mid Cap Value Portfolio - Service Class

Contracts in accumulation period:

Band 1	2,358.957	$ 11.19	$ 26,397

Band 2	54,320.411	12.15	659,993

Band 3	3,973.976	12.08	48,006

Band 4	87,781.303	12.10	1,062,154

Band 5	195,396.432	12.09	2,362,343

Band 6	7,507,837.244	12.07	90,619,596

Band 7	5,937,536.639	12.06	71,606,692

Band 8	2,190,403.093	12.04	26,372,453

Band 9	436,649.634	12.03	5,252,895

Band 10	6,977,640.854	12.02	83,871,243

Band 11	2,541,291.292	12.01	30,520,908

Band 12	1,051,005.682	12.00	12,612,068

Band 13	3,098,484.785	11.99	37,150,833

Band 14	7,358,725.449	11.97	88,083,944

Band 15	1,782,784.554	11.96	21,322,103

Band 16	215,136.523	11.94	2,568,730

Band 17	4,390,437.925	11.93	52,377,924

Band 18	107,414.698	11.92	1,280,383

Band 19	422,650.134	11.90	5,029,537

Band 20	4,429,284.365	11.98	53,062,827

Band 21	516,026.844	11.95	6,166,521

Band 25	29,086.263	12.17	353,980

Band 26	52,428.571	12.16	637,531

Band 27	18,847.766	12.10	228,058

Band 28	3,211.224	12.07	38,759

Band 29	123,128.127	12.06	1,484,925

Band 30	23,279.465	12.00	279,354

Band 31	21,667.909	11.97	259,365

Band 32	5,287.377	11.91	62,973

Band 33	268.596	11.87	3,188

Band 34	2,961.152	11.84	35,060

Band 35	139,642.653	12.20	1,703,640

Band 36	26,439.024	12.16	321,499

Band 37	17,805.366	12.13	215,979

Band 38	116,330.669	12.15	1,413,418

Band 39	54,642.772	12.11	661,724

Band 40	18,230.673	12.08	220,227

Band 41	26,255.110	12.00	315,061

Band 42	19,079.495	11.96	228,191

Band 43	98,085.292	11.93	1,170,158

Band 44	10,973.445	11.86	130,145

Band 45	14,477.384	11.83	171,267

Band 46	2,021,798.246	11.91	24,079,617

Band 47	142,506.510	11.88	1,692,977

Band 50	3,426.973	11.28	38,656

	52,297,000.856		$ 627,803,302

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
Currently payable annuity contracts	9,865.154	$ 51.17	$ 504,800
Contracts in accumulation period:
Band 1	24,630.881	53.05	1,306,668
Band 2	499,255.553	51.17	25,546,907
Band 3	13,184.081	48.02	633,100
Band 4	261,429.280	48.97	12,802,192
Band 5	272,562.710	48.47	13,211,115
Band 6	7,742,558.461	47.66	369,010,336
Band 7	6,132,010.550	47.17	289,246,938
Band 8	4,508,693.381	46.39	209,158,286
Band 9	695,197.340	45.90	31,909,558
Band 10	5,521,892.386	45.49	251,190,885
Band 11	4,599,275.448	45.07	207,289,344
Band 12	1,758,892.822	44.67	78,569,742
Band 13	5,411,561.155	44.26	239,515,697
Band 14	6,356,610.912	43.46	276,258,310
Band 15	1,755,993.199	43.07	75,630,627
Band 16	308,194.280	42.29	13,033,536
Band 17	4,218,851.160	41.90	176,769,864
Band 18	208,095.680	41.52	8,640,133
Band 19	430,696.886	40.77	17,559,512
Band 20	2,821,421.613	43.86	123,747,552
Band 21	551,286.145	42.67	23,523,380
Band 25	90,087.587	52.11	4,694,464
Band 26	395,726.116	12.53	4,958,448
Band 27	183,901.753	12.47	2,293,255
Band 28	22,003.016	12.43	273,497
Band 29	871,871.345	12.42	10,828,642
Band 30	271,292.687	12.36	3,353,178
Band 31	144,644.945	12.33	1,783,472
Band 32	9,862.126	12.27	121,008
Band 33	3,097.878	12.22	37,856
Band 34	835.549	12.19	10,185
Band 38	6,494.459	11.20	72,738
Band 41	91,671.869	12.36	1,133,064
Band 42	16,519.071	12.32	203,515
Band 43	543,646.343	12.29	6,681,414
Band 44	9,208.143	12.21	112,431
Band 45	41,005.253	12.18	499,444
Band 46	7,817,693.788	11.99	93,734,149
Band 47	1,019,680.629	11.95	12,185,184
Band 49	943.944	11.20	10,572
Band 51	4,624.869	11.17	51,660
Band 52	138.197	11.21	1,549
Band 53	2,011.894	11.19	22,513
	65,649,120.538		$ 2,588,120,720

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation

Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	1,255,919.909	$ 16.96	$ 21,300,402

Band 7	1,263.284	16.92	21,375

Band 10	956,682.811	16.77	16,043,571

Band 11	19,015.331	16.73	318,126

Band 12	695,418.541	16.70	11,613,490

Band 13	8,932.346	12.05	107,635

Band 14	230,895.319	13.34	3,080,144

Band 15	892,576.488	13.33	11,898,045

Band 17	447,746.668	13.27	5,941,598

Band 20	1,871,534.450	16.63	31,123,618

Band 46	1,186,696.896	11.95	14,181,028

	7,566,682.043		$ 115,629,032

ING T. Rowe Price Equity Income Portfolio - Service Class
Currently payable annuity contracts	9,236.053	$38.30 to $36.94	$ 341,710
Contracts in accumulation period:
Band 1	73,378.652	38.30	2,810,402
Band 2	1,077,272.433	36.94	39,794,444
Band 3	20,048.134	34.67	695,069
Band 4	186,657.178	35.36	6,600,198
Band 5	174,883.289	35.00	6,120,915
Band 6	3,923,790.880	34.41	135,017,644
Band 7	3,716,231.186	34.06	126,574,834
Band 8	1,914,994.772	33.49	64,133,175
Band 9	402,219.195	33.14	13,329,544
Band 10	2,871,655.736	32.84	94,305,174
Band 11	2,919,173.813	32.54	94,989,916
Band 12	1,042,643.175	32.25	33,625,242
Band 13	2,435,513.617	31.95	77,814,660
Band 14	4,373,718.192	31.38	137,247,277
Band 15	528,959.747	31.09	16,445,359
Band 16	136,571.579	30.53	4,169,530
Band 17	1,889,643.832	30.25	57,161,726
Band 18	107,519.688	29.97	3,222,365
Band 19	277,629.965	29.43	8,170,650
Band 20	1,672,382.148	31.66	52,947,619
Band 21	369,868.623	30.81	11,395,652
Band 24	875.285	40.44	35,397
Band 25	60,052.065	37.62	2,259,159
Band 26	260,062.310	13.63	3,544,649
Band 27	41,092.215	13.52	555,567
Band 28	29,220.219	13.46	393,304

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Equity Income
Portfolio - Service Class (continued)
Band 29	324,040.359	$ 13.44	$ 4,355,102
Band 30	135,715.609	13.33	1,809,089
Band 31	44,680.273	13.28	593,354
Band 32	9,664.974	13.18	127,384
Band 33	1,913.053	13.11	25,080
Band 35	29,679.755	12.65	375,449
Band 36	17,474.456	12.61	220,353
Band 37	50,900.091	12.58	640,323
Band 38	67,731.721	12.60	853,420
Band 39	10,049.267	12.55	126,118
Band 40	17,421.620	12.52	218,119
Band 41	57,032.873	13.34	760,819
Band 42	43,440.469	13.27	576,455
Band 43	134,818.806	13.21	1,780,956
Band 44	8,485.502	13.08	110,990
Band 45	50,825.218	12.92	656,662
Band 46	1,389,276.617	12.07	16,768,569
Band 47	168,480.517	12.03	2,026,821
	33,076,925.161		$ 1,025,726,244

ING T. Rowe Price Equity Income Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	483,442.534	$ 16.43	$ 7,942,961

Band 8	540.541	16.33	8,827

Band 10	332,055.184	16.26	5,399,217

Band 11	32,487.856	16.22	526,953

Band 12	189,901.604	16.18	3,072,608

Band 14	66,298.371	13.23	877,127

Band 15	187,112.594	13.21	2,471,757

Band 17	111,652.738	13.15	1,468,234

Band 20	738,501.784	16.11	11,897,264

Band 46	231,655.736	12.03	2,786,819

	2,373,648.942		$ 36,451,767

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Currently payable annuity contracts	2,602.677	$ 28.01	$ 72,898
Contracts in accumulation period:
Band 1	5,576.745	28.82	$ 160,722
Band 2	602,132.242	28.01	16,865,724
Band 3	12,735.367	26.65	339,398
Band 4	163,001.573	27.01	4,402,672
Band 5	174,825.678	26.78	4,681,832
Band 6	2,011,663.841	26.44	53,188,392
Band 7	2,353,566.105	26.21	61,686,968
Band 8	1,869,898.869	25.88	48,392,983
Band 9	444,903.750	25.65	11,411,781
Band 10	1,812,177.406	25.47	46,156,159
Band 11	1,185,453.799	25.29	29,980,127
Band 12	584,765.551	25.10	14,677,615
Band 13	1,566,073.266	24.92	39,026,546
Band 14	2,254,549.923	24.57	55,394,292
Band 15	327,549.569	24.39	7,988,934
Band 16	98,927.954	24.04	2,378,228
Band 17	974,425.031	23.87	23,259,525
Band 18	34,403.210	23.69	815,012
Band 19	156,646.679	23.35	3,657,700
Band 20	854,832.560	24.75	21,157,106
Band 21	199,831.223	24.21	4,837,914
Band 24	1,150.618	30.03	34,553
Band 25	104,690.889	28.36	2,969,034
Band 26	73,110.760	13.93	1,018,433
Band 27	5,595.173	13.86	77,549
Band 28	5,067.008	13.82	70,026
Band 29	130,256.835	13.81	1,798,847
Band 30	26,143.713	13.74	359,215
Band 31	16,003.102	13.70	219,242
Band 32	2,422.229	13.64	33,039
Band 34	1,263.865	13.55	17,125
Band 38	4,399.719	11.67	51,345
Band 41	10,226.897	13.74	140,518
Band 42	24,520.103	13.69	335,680
Band 43	13,088.253	13.66	178,786
Band 44	1,036.312	13.57	14,063
Band 45	38,974.923	13.54	527,720
Band 46	497,595.664	13.14	6,538,407
Band 47	98,177.132	13.09	1,285,139
Band 50	5,946.362	11.67	69,394
	18,750,212.575		$ 466,270,643

235

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	63,464.908	$ 19.51	$ 1,238,200

Band 7	633.994	19.47	12,344

Band 10	74,672.862	19.30	1,441,186

Band 11	867.185	19.25	16,693

Band 12	38,440.016	19.21	738,433

Band 13	5,214.126	13.21	68,879

Band 14	15,184.651	13.79	209,396

Band 15	36,788.556	13.77	506,578

Band 17	19,978.228	13.71	273,902

Band 20	168,371.806	19.13	3,220,953

Band 46	57,489.083	13.10	753,107

	481,105.415		$ 8,479,671

ING UBS U.S. Allocation Portfolio - Service Class

Contracts in accumulation period:

Band 2	12,388.614	$ 10.90	$ 135,036

Band 4	50,081.741	10.73	537,377

Band 5	60,010.132	10.70	642,108

Band 6	1,119,228.293	10.63	11,897,397

Band 7	1,354,943.874	10.60	14,362,405

Band 8	267,128.621	10.53	2,812,864

Band 9	244,539.682	10.50	2,567,667

Band 10	815,994.151	10.46	8,535,299

Band 11	866,659.759	10.43	9,039,261

Band 12	418,666.268	10.40	4,354,129

Band 13	836,258.710	10.36	8,663,640

Band 14	1,527,735.413	10.30	15,735,675

Band 15	136,191.069	10.26	1,397,320

Band 16	50,701.284	10.20	517,153

Band 17	513,432.982	10.17	5,221,613

Band 18	29,564.849	10.13	299,492

Band 19	128,485.393	10.07	1,293,848

Band 20	540,148.140	10.33	5,579,730

Band 21	97,738.900	10.23	999,869

Band 24	5,632.216	11.25	63,362

Band 25	14,536.065	10.97	159,461

Band 26	162,385.763	12.71	2,063,923

Band 27	40,961.366	12.61	516,523

Band 28	46,108.977	12.56	579,129

Band 29	156,331.600	12.54	1,960,398

Band 30	64,441.942	12.44	801,658

Band 31	27,862.918	12.39	345,222

Band 32	15,205.097	12.29	186,871

Band 34	6,002.598	12.18	73,112

Band 41	73,511.112	12.45	915,213

Band 42	657.834	12.38	8,144

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Allocation Portfolio - Service Class

(continued)

Band 43	18,727.048	$ 12.33	$ 230,905

Band 44	1,358.896	12.21	16,592

Band 45	3,955.607	12.10	47,863

Band 46	73,229.403	11.45	838,477

Band 47	30,548.655	11.41	348,560

	9,811,354.972		$ 103,747,296

ING UBS U.S. Allocation Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	56,864.933	$ 14.24	$ 809,757

Band 8	15,536.326	14.16	219,994

Band 10	43,389.381	14.11	612,224

Band 11	11,771.888	14.08	165,748

Band 12	9,557.447	14.06	134,378

Band 14	4,308.614	12.20	52,565

Band 15	34,277.356	12.18	417,498

Band 17	73,188.233	12.13	887,773

Band 20	83,044.968	14.00	1,162,630

Band 46	76,335.728	11.42	871,754

	408,274.874		$ 5,334,321

ING Van Kampen Equity Growth Portfolio - Service Class

Contracts in accumulation period:

Band 2	19,004.459	$ 11.97	$ 227,483

Band 3	3,207.028	11.77	37,747

Band 4	7,870.517	11.83	93,108

Band 5	44,519.492	11.80	525,330

Band 6	610,136.226	11.75	7,169,101

Band 7	667,588.619	11.72	7,824,139

Band 8	276,525.414	11.66	3,224,286

Band 9	59,384.296	11.64	691,233

Band 10	534,172.040	11.61	6,201,737

Band 11	264,227.741	11.58	3,059,757

Band 12	262,895.403	11.55	3,036,442

Band 13	480,696.602	11.53	5,542,432

Band 14	571,897.828	11.47	6,559,668

Band 15	104,732.590	11.45	1,199,188

Band 16	5,648.426	11.39	64,336

Band 17	402,010.824	11.36	4,566,843

Band 18	9,534.631	11.34	108,123

Band 19	44,925.660	11.28	506,761

Band 20	241,394.033	11.50	2,776,031

Band 21	68,603.346	11.42	783,450

Band 25	3,993.028	12.03	48,036

Band 26	15,339.388	13.07	200,486

Band 27	4,592.475	13.01	59,748

Band 29	10,823.475	12.96	140,272

Band 30	10,504.047	12.89	135,397

Band 31	3,837.987	12.86	49,357

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity Growth

Portfolio - Service Class (continued)

Band 38	900.031	$ 10.97	$ 9,873

Band 41	4,032.205	12.90	52,015

Band 43	4,925.969	12.82	63,151

Band 45	12,849.178	12.71	163,313

Band 46	89,835.626	11.62	1,043,890

Band 47	14,343.570	11.58	166,099

Band 54	3,789.640	11.02	41,762

	4,858,741.794		$ 56,370,594

ING Van Kampen Equity Growth Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	166,423.688	$ 14.40	$ 2,396,501

Band 8	413.238	14.31	5,913

Band 10	102,876.063	14.25	1,465,984

Band 11	3,885.339	14.22	55,250

Band 12	59,620.467	14.19	846,014

Band 13	1,567.358	11.69	18,322

Band 14	30,904.140	12.16	375,794

Band 15	88,280.213	12.14	1,071,722

Band 17	80,251.672	12.09	970,243

Band 20	408,059.870	14.12	5,761,805

Band 46	37,947.808	11.60	440,195

	980,229.856		$ 13,407,743

ING Van Kampen Global Franchise Portfolio - Service Class

Contracts in accumulation period:

Band 1	89.501	$ 16.52	$ 1,479

Band 2	6,834.790	16.37	111,886

Band 4	44,307.705	16.18	716,899

Band 5	55,417.830	16.14	894,444

Band 6	2,849,171.157	16.06	45,757,689

Band 7	1,777,301.506	16.02	28,472,370

Band 8	1,070,036.539	15.95	17,067,083

Band 9	227,261.376	15.91	3,615,728

Band 10	2,939,639.815	15.87	46,652,084

Band 11	764,298.333	15.84	12,106,486

Band 12	332,645.185	15.80	5,255,794

Band 13	1,445,695.404	15.76	22,784,160

Band 14	2,396,199.913	15.69	37,596,377

Band 15	682,290.515	15.65	10,677,847

Band 16	130,857.822	15.58	2,038,765

Band 17	2,062,203.395	15.54	32,046,641

Band 18	19,534.145	15.50	302,779

Band 19	179,500.635	15.43	2,769,695

Band 20	840,206.336	15.72	13,208,044

Band 21	174,683.433	15.61	2,726,808

Band 25	12,985.132	16.45	213,605

Band 26	93,100.329	12.84	1,195,408

Band 27	11,266.184	12.77	143,869

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Global Franchise

Portfolio - Service Class (continued)

Band 28	2,674.156	$ 12.74	$ 34,069

Band 29	138,776.541	12.73	1,766,625

Band 30	39,650.102	12.66	501,970

Band 31	35,897.715	12.63	453,388

Band 32	689.703	12.57	8,670

Band 38	1,331.943	11.48	15,291

Band 41	15,911.687	12.67	201,601

Band 42	457.848	12.62	5,778

Band 43	37,006.871	12.59	465,917

Band 44	82.347	12.51	1,030

Band 45	15,194.141	12.48	189,623

Band 46	1,302,864.888	13.20	17,197,817

Band 47	75,552.800	13.16	994,275

Band 51	4,536.310	11.43	51,850

	19,786,154.032		$ 308,243,844

ING Van Kampen Global Franchise

Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	943,266.729	$ 17.17	$ 16,195,890

Band 7	7,207.495	17.14	123,536

Band 8	482.093	17.06	8,225

Band 10	803,941.290	16.99	13,658,963

Band 11	16,917.195	16.95	286,746

Band 12	297,136.774	16.91	5,024,583

Band 13	10,247.537	13.26	135,882

Band 14	147,829.933	14.13	2,088,837

Band 15	768,619.103	14.11	10,845,216

Band 17	347,157.605	14.05	4,877,564

Band 20	1,345,948.817	16.84	22,665,778

Band 46	619,966.883	13.15	8,152,565

	5,308,721.454		$ 84,063,785

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Growth and Income
Portfolio - Service Class
Currently payable annuity contracts	2,186.175	$ 33.75	$ 73,783
Contracts in accumulation period:
Band 1	4,201.427	34.66	145,621
Band 2	546,805.450	33.75	18,454,684
Band 3	12,863.228	32.20	414,196
Band 4	322,271.746	32.68	10,531,841
Band 5	160,271.022	32.43	5,197,589
Band 6	4,097,219.488	32.04	131,274,912
Band 7	2,426,395.737	31.78	77,110,857
Band 8	4,414,172.850	31.40	138,605,027
Band 9	418,500.956	31.15	13,036,305
Band 10	1,711,788.474	30.94	52,962,735
Band 11	4,684,092.358	30.73	143,942,158
Band 12	677,535.667	30.53	20,685,164
Band 13	1,927,761.651	30.32	58,449,733
Band 14	2,658,814.758	29.92	79,551,738
Band 15	353,887.977	29.72	10,517,551
Band 16	97,133.432	29.32	2,847,952
Band 17	985,693.917	29.12	28,703,407
Band 18	63,914.034	28.92	1,848,394
Band 19	139,594.888	28.54	3,984,038
Band 20	832,725.397	30.12	25,081,689
Band 21	174,527.773	29.52	5,152,060
Band 24	48.631	36.08	1,755
Band 25	43,537.899	34.21	1,489,432
Band 26	99,858.289	12.81	1,279,185
Band 27	101,778.955	12.74	1,296,664
Band 28	3,669.725	12.71	46,642
Band 29	186,202.665	12.70	2,364,774
Band 30	102,143.302	12.63	1,290,070
Band 31	38,660.090	12.60	487,117
Band 32	10,904.099	12.54	136,737
Band 33	1,110.399	12.50	13,880
Band 34	1,720.437	12.46	21,437
Band 38	2,489.457	11.40	28,380
Band 41	11,525.812	12.64	145,686
Band 42	7,083.428	12.59	89,180
Band 43	47,965.590	12.56	602,448
Band 45	21,859.660	12.45	272,153
Band 46	999,341.309	12.46	12,451,793
Band 47	81,381.833	12.42	1,010,762
Band 50	496.718	11.39	5,658
	28,474,136.703		$ 851,605,187

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Growth and Income

Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	737,417.699	$ 17.13	$ 12,631,965

Band 7	16,573.249	17.10	283,403

Band 8	592.127	17.02	10,078

Band 10	479,362.365	16.95	8,125,192

Band 11	17,338.715	16.91	293,198

Band 12	379,776.625	16.87	6,406,832

Band 13	14,224.724	12.52	178,094

Band 14	96,394.406	13.51	1,302,288

Band 15	378,500.408	13.49	5,105,971

Band 17	396,498.791	13.44	5,328,944

Band 20	2,060,243.910	16.80	34,612,098

Band 46	509,848.211	12.42	6,332,315

	5,086,771.230		$ 80,610,378

ING Van Kampen Real Estate Portfolio - Service Class
Currently payable annuity contracts	1,209.594	$ 86.84	$ 105,044
Contracts in accumulation period:
Band 1	4,896.674	90.04	440,897
Band 2	122,771.797	86.84	10,661,503
Band 3	1,277.583	81.49	104,110
Band 4	80,668.812	83.11	6,704,385
Band 5	60,114.064	82.27	4,945,584
Band 6	1,684,632.524	80.89	136,269,925
Band 7	1,476,188.822	80.06	118,183,677
Band 8	989,834.645	78.73	77,929,682
Band 9	162,746.794	77.90	12,677,975
Band 10	1,081,799.398	77.20	83,514,914
Band 11	830,288.924	76.50	63,517,103
Band 12	366,030.716	75.80	27,745,128
Band 13	1,107,145.162	75.12	83,168,745
Band 14	1,526,557.147	73.76	112,598,855
Band 15	502,995.015	73.09	36,763,906
Band 16	64,820.073	71.77	4,652,137
Band 17	1,099,471.032	71.11	78,183,385
Band 18	32,249.887	70.46	2,272,327
Band 19	96,700.155	69.18	6,689,717
Band 20	662,677.947	74.44	49,329,746
Band 21	83,787.875	72.42	6,067,918
Band 24	73.326	95.06	6,970
Band 25	15,982.289	88.44	1,413,474
Band 26	126,147.887	22.00	2,775,254
Band 27	69,352.675	21.82	1,513,275
Band 28	7,919.883	21.73	172,099
Band 29	341,862.453	21.70	7,418,415
Band 30	85,729.973	21.53	1,845,766
Band 31	61,825.571	21.44	1,325,540
Band 32	2,605.100	21.27	55,410
Band 33	2,259.400	21.16	47,809

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Real Estate
Portfolio - Service Class (continued)
Band 34	2,029.710	$ 21.07	$ 42,766
Band 38	8,282.365	12.29	101,790
Band 41	59,826.714	21.53	1,288,069
Band 42	17,871.839	21.41	382,636
Band 43	127,172.691	21.33	2,712,593
Band 44	4,121.477	21.12	87,046
Band 45	22,536.103	20.73	467,173
Band 46	1,455,548.424	15.69	22,837,555
Band 47	226,140.051	15.64	3,536,830
Band 49	167.824	12.35	2,073
Band 50	6,236.890	12.34	76,963
	14,682,557.285		$ 970,636,169

ING Van Kampen Real Estate Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	329,891.679	$ 27.55	$ 9,088,516

Band 7	2,308.262	27.49	63,454

Band 8	101.431	27.37	2,776

Band 10	241,652.884	27.25	6,585,041

Band 11	3,610.631	27.19	98,173

Band 12	84,509.404	27.13	2,292,740

Band 13	6,425.218	15.77	101,326

Band 14	44,602.869	19.46	867,972

Band 15	219,467.973	19.43	4,264,263

Band 17	105,566.143	19.35	2,042,705

Band 20	450,763.872	27.02	12,179,640

Band 46	217,531.614	15.64	3,402,194

	1,706,431.980		$ 40,988,800

ING VP Index Plus International Equity

Portfolio - Service Class

Contracts in accumulation period:

Band 2	69.128	$ 12.78	$ 883

Band 4	5,964.653	12.75	76,049

Band 5	4,387.726	12.74	55,900

Band 6	301,961.082	12.72	3,840,945

Band 7	156,587.321	12.72	1,991,791

Band 8	179,036.046	12.70	2,273,758

Band 9	51,402.771	12.70	652,815

Band 10	391,402.690	12.69	4,966,900

Band 11	74,615.665	12.68	946,127

Band 12	20,686.793	12.68	262,309

Band 13	150,709.398	12.67	1,909,488

Band 14	270,657.299	12.65	3,423,815

Band 15	141,989.476	12.65	1,796,167

Band 16	6,698.078	12.63	84,597

Band 17	170,070.347	12.63	2,147,988

Band 18	197.773	12.62	2,496

Band 19	13,748.071	12.60	173,226

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity

Portfolio - Service Class (continued)

Band 20	51,220.221	$ 12.66	$ 648,448

Band 21	13,997.396	12.64	176,927

Band 25	1,793.622	12.80	22,958

Band 26	80,020.819	12.79	1,023,466

Band 27	25,721.942	12.75	327,955

Band 28	7,846.149	12.72	99,803

Band 29	82,106.631	12.72	1,044,396

Band 30	25,500.376	12.67	323,090

Band 31	33,832.308	12.65	427,979

Band 32	8,508.430	12.61	107,291

Band 33	3,614.111	12.58	45,466

Band 34	1,542.967	12.56	19,380

Band 35	71,104.388	10.95	778,593

Band 36	10,016.958	10.94	109,586

Band 37	9,405.362	10.93	102,801

Band 38	84,570.618	10.94	925,203

Band 39	22,745.370	10.92	248,379

Band 40	3,147.632	10.91	34,341

Band 41	5,513.056	12.68	69,906

Band 43	10,136.088	12.63	128,019

Band 44	424.600	12.58	5,341

Band 45	1,399.626	12.56	17,579

Band 46	78,422.698	12.61	988,910

Band 47	23,588.376	12.59	296,978

	2,596,364.061		$ 32,578,049

ING VP Index Plus International Equity

Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	8,403.522	$ 12.57	$ 105,632

Band 10	14,501.984	12.54	181,855

Band 12	28.470	12.52	356

Band 14	142.835	12.50	1,785

Band 15	15,847.809	12.50	198,098

Band 17	2,720.151	12.48	33,947

Band 20	5,854.209	12.51	73,236

Band 46	7,509.899	12.46	93,573

	55,008.879		$ 688,482

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
Currently payable annuity contracts	4,787.123	$ 27.15	$ 129,948
Contracts in accumulation period:
Band 1	8,586.638	27.96	240,082
Band 2	553,117.046	27.15	15,017,128
Band 3	6,990.959	25.77	180,157
Band 4	101,059.203	26.19	2,646,741
Band 5	102,655.831	25.97	2,665,972
Band 6	1,439,821.304	25.62	36,888,222
Band 7	1,228,497.800	25.40	31,203,844
Band 8	1,477,454.824	25.06	37,025,018
Band 9	361,202.902	24.84	8,972,280
Band 10	350,134.372	24.65	8,630,812
Band 11	1,880,169.441	24.47	46,007,746
Band 12	361,485.799	24.29	8,780,490
Band 13	943,454.726	24.11	22,746,693
Band 14	1,347,800.473	23.75	32,010,261
Band 15	64,192.241	23.57	1,513,011
Band 16	25,035.278	23.23	581,570
Band 17	259,877.267	23.05	5,990,171
Band 18	25,189.570	22.88	576,337
Band 19	58,443.844	22.54	1,317,324
Band 20	247,235.113	23.93	5,916,336
Band 21	79,260.259	23.40	1,854,690
Band 25	23,237.667	27.55	640,198
Band 26	28,930.057	12.87	372,330
Band 27	3,104.209	12.81	39,765
Band 28	3,326.656	12.78	42,515
Band 29	113,604.436	12.76	1,449,593
Band 30	8,061.025	12.70	102,375
Band 31	2,818.267	12.67	35,707
Band 33	35.896	12.56	451
Band 38	1,213.558	11.11	13,483
Band 41	1,199.343	12.70	15,232
Band 42	4,466.107	12.66	56,541
Band 43	5,417.562	12.62	68,370
Band 46	119,709.391	11.94	1,429,330
Band 47	15,939.395	11.90	189,679
	11,257,515.582		$ 275,350,402

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Wells Fargo Mid Cap Disciplined
Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	38,827.070	$ 16.49	$ 640,258
Band 10	30,972.727	16.31	505,165
Band 11	986.421	16.28	16,059
Band 12	13,248.374	16.24	215,154
Band 13	636.738	12.00	7,641
Band 14	7,239.389	12.74	92,230
Band 15	13,570.738	12.72	172,620
Band 17	19,105.992	12.66	241,882
Band 20	148,837.307	16.17	2,406,699
Band 46	36,946.435	11.91	440,032
	310,371.191		$ 4,737,740

ING Wells Fargo Small Cap Disciplined

Portfolio - Service Class

Contracts in accumulation period:

Band 2	3,667.670	$ 11.51	$ 42,215

Band 4	4,903.829	11.48	56,296

Band 5	5,199.193	11.47	59,635

Band 6	263,570.538	11.46	3,020,518

Band 7	193,680.965	11.45	2,217,647

Band 8	175,881.720	11.44	2,012,087

Band 9	28,937.414	11.43	330,755

Band 10	322,375.700	11.43	3,684,754

Band 11	60,451.103	11.42	690,352

Band 12	14,501.174	11.42	165,603

Band 13	163,077.785	11.41	1,860,718

Band 14	258,518.742	11.40	2,947,114

Band 15	107,314.210	11.39	1,222,309

Band 16	23,444.235	11.38	266,795

Band 17	221,826.738	11.37	2,522,170

Band 18	76.768	11.36	872

Band 19	3,182.511	11.35	36,121

Band 20	126,410.208	11.40	1,441,076

Band 21	11,530.653	11.38	131,219

Band 25	3,934.401	11.52	45,324

Band 26	8,651.177	11.52	99,662

Band 27	347.386	11.48	3,988

Band 28	1,423.334	11.46	16,311

Band 29	10,932.749	11.45	125,180

Band 30	4,053.805	11.42	46,294

Band 31	633.946	11.40	7,227

Band 38	582.824	10.94	6,376

Band 42	1,742.634	11.39	19,849

Band 43	2,985.122	11.37	33,941

Band 44	57.463	11.33	651

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Wells Fargo Small Cap Disciplined

Portfolio - Service Class (continued)

Band 41	891.220	$ 11.42	$ 10,178

Band 45	1,166.186	11.31	13,190

Band 46	117,574.645	11.36	1,335,648

Band 47	12,996.215	11.34	147,377

	2,156,524.263		$ 24,619,452

ING Wells Fargo Small Cap Disciplined

Portfolio - Service 2 Class

Contracts in accumulation period:

Band 6	4,660.134	$ 11.45	$ 53,359

Band 10	37,369.739	11.42	426,762

Band 12	3,475.316	11.41	39,653

Band 14	6,380.225	11.39	72,671

Band 15	13,674.741	11.39	155,755

Band 17	670.710	11.37	7,626

Band 20	47,487.041	11.40	541,352

Band 46	1,409.086	11.35	15,993

	115,126.992		$ 1,313,171

ING Diversified International Fund - Class R

Contracts in accumulation period:

Band 38	1,670.113	$ 10.68	$ 17,837

Band 39	5,026.142	10.68	53,679

Band 40	460.933	10.67	4,918

	7,157.188		$ 76,434

ING American Century Large Company Value

Portfolio - Service Class

Contracts in accumulation period:

Band 35	25,094.513	$ 12.90	$ 323,719

Band 36	2,299.999	12.77	29,371

Band 37	303.310	12.67	3,843

Band 38	21,039.160	14.99	315,377

Band 39	3,505.704	14.89	52,200

Band 40	3,442.070	14.81	50,977

	55,684.756		$ 775,487

ING American Century Select Portfolio - Initial Class

Contracts in accumulation period:

Band 35	23,536.349	$ 10.52	$ 247,602

Band 36	3,715.264	10.48	38,936

Band 38	7,926.135	10.47	82,987

Band 40	1,810.578	10.41	18,848

	36,988.326		$ 388,373

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Select Portfolio - Service Class

Contracts in accumulation period:

Band 35	7,290.836	$ 8.85	$ 64,524

Band 36	4,695.658	8.77	41,181

Band 37	5,789.233	8.70	50,366

Band 38	903.399	11.73	10,597

Band 40	604.946	11.59	7,011

	19,284.072		$ 173,679

ING American Century Small-Mid Cap Value

Portfolio - Service Class

Contracts in accumulation period:

Band 35	11,557.619	$ 16.11	$ 186,193

Band 36	3,123.564	15.96	49,852

Band 38	19,910.291	17.34	345,244

Band 39	621.267	17.22	10,698

Band 40	1,125.256	17.13	19,276

	36,337.997		$ 611,263

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Small Cap Growth Portfolio - Service Class

Contracts in accumulation period:

Band 2	4,211.925	$ 12.59	$ 53,028

Band 4	55,109.230	12.54	691,070

Band 5	15,215.241	12.53	190,647

Band 6	1,645,721.611	12.51	20,587,977

Band 7	604,581.759	12.50	7,557,272

Band 8	951,908.354	12.47	11,870,297

Band 9	155,283.140	12.46	1,934,828

Band 10	1,977,072.944	12.45	24,614,558

Band 11	334,077.051	12.44	4,155,919

Band 12	163,393.199	12.43	2,030,977

Band 13	930,873.587	12.42	11,561,450

Band 14	829,650.089	12.40	10,287,661

Band 15	799,004.375	12.39	9,899,664

Band 16	109,993.660	12.37	1,360,622

Band 17	1,098,736.451	12.36	13,580,383

Band 18	5,097.236	12.35	62,951

Band 19	26,529.556	12.32	326,844

Band 20	306,934.881	12.41	3,809,062

Band 21	61,697.372	12.38	763,813

Band 26	141,656.934	12.60	1,784,877

Band 27	31,132.988	12.54	390,408

Band 28	7,551.920	12.51	94,475

Band 29	153,972.059	12.49	1,923,111

Band 30	32,971.951	12.43	409,841

Band 31	15,523.402	12.40	192,490

Band 32	2,761.430	12.34	34,076

Band 33	686.419	12.29	8,436

Band 34	2,407.831	12.26	29,520

Band 35	136,752.627	17.87	2,443,769

Band 36	40,577.159	17.70	718,216

Band 37	12,438.461	17.58	218,668

Band 38	111,461.275	17.66	1,968,406

Band 39	56,328.538	17.54	988,003

Band 40	18,310.365	17.45	319,516

Band 41	21,278.293	12.43	264,489

Band 42	10,361.932	12.39	128,384

Band 43	54,848.982	12.36	677,933

Band 44	580.963	12.28	7,134

Band 45	20,209.070	12.25	247,561

Band 46	705,762.839	12.33	8,702,056

Band 47	82,600.038	12.30	1,015,980

Band 50	502.316	11.00	5,525

	11,735,769.453		$ 147,911,897

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Columbia Small Cap Value II Portfolio - Service Class

Contracts in accumulation period:

Band 2	664.204	$ 10.08	$ 6,695

Band 4	17,739.901	10.06	178,463

Band 5	16,714.417	10.06	168,147

Band 6	854,223.336	10.05	8,584,945

Band 7	405,953.983	10.05	4,079,838

Band 8	454,470.558	10.04	4,562,884

Band 9	113,860.893	10.04	1,143,163

Band 10	1,490,670.221	10.04	14,966,329

Band 11	323,905.392	10.03	3,248,771

Band 12	103,094.178	10.03	1,034,035

Band 13	705,940.900	10.03	7,080,587

Band 14	541,660.497	10.02	5,427,438

Band 15	373,021.810	10.02	3,737,679

Band 16	71,510.379	10.01	715,819

Band 17	569,253.731	10.01	5,698,230

Band 18	2,403.281	10.00	24,033

Band 19	25,626.867	10.00	256,269

Band 20	235,114.747	10.02	2,355,850

Band 21	48,102.400	10.01	481,505

Band 26	77,167.764	10.08	777,851

Band 27	24,297.948	10.06	244,437

Band 28	4,460.669	10.05	44,830

Band 29	90,709.500	10.05	911,630

Band 30	13,806.822	10.03	138,482

Band 31	5,451.946	10.02	54,628

Band 32	647.716	10.00	6,477

Band 33	499.296	9.99	4,988

Band 38	1,335.086	11.06	14,766

Band 41	2,789.082	10.03	27,974

Band 42	1,473.699	10.02	14,766

Band 43	35,083.676	10.01	351,188

Band 44	75.338	9.98	752

Band 45	1,936.536	9.97	19,307

Band 46	475,067.592	10.00	4,750,676

Band 47	34,009.775	9.99	339,758

Band 50	3,473.443	11.06	38,416

Band 54	2,888.624	11.05	31,919

	7,129,106.207		$ 71,523,525

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Davis Venture Value Portfolio - Service Class

Contracts in accumulation period:

Band 2	4,082.004	$ 11.18	$ 45,637

Band 4	30,945.821	11.15	345,046

Band 5	30,222.794	11.14	336,682

Band 6	904,669.334	11.13	10,068,970

Band 7	293,156.289	11.12	3,259,898

Band 8	633,407.627	11.11	7,037,159

Band 9	211,809.601	11.10	2,351,087

Band 10	1,247,916.281	11.10	13,851,871

Band 11	359,223.711	11.09	3,983,791

Band 12	83,210.788	11.08	921,976

Band 13	673,675.422	11.08	7,464,324

Band 14	785,618.257	11.07	8,696,794

Band 15	498,026.246	11.06	5,508,170

Band 16	75,343.013	11.05	832,540

Band 17	735,762.247	11.04	8,122,815

Band 18	16,223.973	11.03	178,950

Band 19	46,445.590	11.02	511,830

Band 20	244,617.906	11.07	2,707,920

Band 21	134,350.989	11.05	1,484,578

Band 25	41,622.129	11.19	465,752

Band 26	53,296.072	11.18	595,850

Band 27	68,019.387	11.15	758,416

Band 28	16,886.044	11.13	187,942

Band 29	64,977.742	11.12	722,552

Band 30	27,831.303	11.08	308,371

Band 31	18,009.849	11.07	199,369

Band 32	527.172	11.03	5,815

Band 34	1,494.219	10.99	16,421

Band 35	32,878.144	12.98	426,758

Band 36	5,327.328	12.85	68,456

Band 37	516.278	12.75	6,583

Band 38	24,882.124	14.75	367,011

Band 39	4,863.136	14.65	71,245

Band 40	2,274.687	14.58	33,165

Band 41	37,026.635	11.08	410,255

Band 42	9,201.024	11.06	101,763

Band 43	54,338.883	11.04	599,901

Band 44	1,660.586	11.00	18,266

Band 45	3,044.348	10.98	33,427

Band 46	747,652.036	11.03	8,246,602

Band 47	56,659.073	11.01	623,816

Band 49	944.124	11.29	10,659

Band 50	9,219.449	11.28	103,995

Band 51	1,374.806	11.26	15,480

Band 54	1,889.823	11.27	21,298

	8,295,124.294		$ 92,129,206

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Fundamental Research Portfolio - Initial Class

Contracts in accumulation period:

Band 22	548.508	$ 10.49	$ 5,754

Band 23	33,513.421	10.48	351,221

	34,061.929		$ 356,975

ING Fundamental Research Portfolio - Service Class

Contracts in accumulation period:

Band 5	620.276	$ 12.20	$ 7,567

Band 6	20,429.494	12.18	248,831

Band 7	5,471.005	12.17	66,582

Band 8	9,871.596	12.14	119,841

Band 9	132.214	12.13	1,604

Band 10	22,052.155	12.12	267,272

Band 11	94.453	12.11	1,144

Band 12	1,465.790	12.10	17,736

Band 13	1,179.000	12.09	14,254

Band 14	1,742.953	12.07	21,037

Band 15	5,367.565	12.06	64,733

Band 17	7,705.642	12.03	92,699

Band 20	645.449	12.08	7,797

Band 29	2,825.007	12.16	34,352

Band 46	2,383.774	12.01	28,629

	81,986.373		$ 994,078

ING Goldman Sachs® Capital Growth

Portfolio - Service Class

Contracts in accumulation period:

Band 35	92.336	$ 10.64	$ 982

Band 37	2,386.260	10.45	24,936

Band 38	1,416.407	13.18	18,668

Band 40	597.560	13.02	7,780

	4,492.563		$ 52,366

ING JPMorgan International Portfolio - Service Class

Contracts in accumulation period:

Band 2	1,139.006	$ 18.33	$ 20,878

Band 4	39,586.188	18.17	719,281

Band 5	12,685.585	18.14	230,117

Band 6	1,166,329.452	18.08	21,087,236

Band 7	597,844.949	18.05	10,791,101

Band 8	418,021.175	17.99	7,520,201

Band 9	98,154.788	17.96	1,762,860

Band 10	1,119,383.368	17.93	20,070,544

Band 11	320,472.964	17.90	5,736,466

Band 12	98,060.483	17.87	1,752,341

Band 13	393,877.129	17.84	7,026,768

Band 14	1,089,412.367	17.78	19,369,752

Band 15	541,444.054	17.75	9,610,632

Band 16	27,456.656	17.69	485,708

Band 17	751,589.229	17.66	13,273,066

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan International

Portfolio - Service Class (continued)

Band 18	9,609.364	$ 17.63	$ 169,413

Band 19	144,892.236	17.57	2,545,757

Band 20	775,955.961	17.81	13,819,776

Band 21	36,232.293	17.72	642,036

Band 26	62,189.604	18.36	1,141,801

Band 27	15,589.795	18.17	283,267

Band 28	4,902.830	18.08	88,643

Band 29	74,590.722	18.05	1,346,363

Band 30	25,652.649	17.87	458,413

Band 31	27,439.512	17.78	487,875

Band 32	1,656.369	17.60	29,152

Band 33	733.811	17.48	12,827

Band 34	10,305.259	17.40	179,312

Band 35	24,982.597	16.24	405,717

Band 36	1,613.535	16.08	25,946

Band 37	4,208.264	15.96	67,164

Band 38	19,203.934	18.86	362,186

Band 39	8,231.178	18.74	154,252

Band 40	12,498.317	18.64	232,969

Band 41	63,426.653	17.87	1,133,434

Band 42	6,290.082	17.75	111,649

Band 43	35,872.696	17.66	633,512

Band 44	1,166.339	14.68	17,122

Band 45	13,721.712	14.51	199,102

Band 46	496,864.143	13.26	6,588,419

Band 47	105,909.784	13.22	1,400,127

	8,659,197.032		$ 151,993,185

ING JPMorgan Mid Cap Value Portfolio - Service Class

Contracts in accumulation period:

Band 4	71,173.104	$ 16.13	$ 1,148,022

Band 7	26,428.749	17.13	452,724

Band 9	120,640.140	17.01	2,052,089

Band 10	71,144.984	13.81	982,512

Band 13	24,036.381	16.84	404,773

Band 15	95,585.886	16.73	1,599,152

Band 19	23,365.498	13.59	317,537

Band 20	86,820.441	13.74	1,192,913

Band 21	46,881.545	13.68	641,340

Band 26	99,335.631	17.53	1,741,354

Band 27	40,157.149	17.29	694,317

Band 28	11,613.242	17.17	199,399

Band 29	168,891.239	17.12	2,891,418

Band 30	109,608.707	16.88	1,850,195

Band 31	120,975.559	16.76	2,027,550

Band 32	15,029.892	16.53	248,444

Band 33	11,893.236	16.38	194,811

Band 34	10,395.965	16.26	169,038

Band 35	87,570.773	17.70	1,550,003

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Mid Cap Value

Portfolio - Service Class (continued)

Band 36	34,280.916	$ 17.53	$ 600,944

Band 37	9,960.810	17.41	173,418

Band 38	76,898.622	16.92	1,301,125

Band 39	57,811.121	16.81	971,805

Band 40	12,532.851	16.72	209,549

Band 41	24,783.193	15.86	393,061

Band 42	24,856.852	15.75	391,495

Band 43	78,916.470	15.67	1,236,621

Band 44	11,771.872	13.65	160,686

Band 45	2,712.652	13.55	36,756

	1,576,073.480		$ 25,833,051

ING Legg Mason Partners Aggressive Growth

Portfolio - Service Class

Contracts in accumulation period:

Band 2	7,740.600	$ 14.06	$ 108,833

Band 4	20,780.181	13.95	289,884

Band 5	10,359.657	13.92	144,206

Band 6	1,293,650.636	13.88	17,955,871

Band 7	1,276,258.046	13.85	17,676,174

Band 8	577,318.899	13.81	7,972,774

Band 9	77,409.827	13.78	1,066,707

Band 10	1,772,211.781	13.76	24,385,634

Band 11	537,113.607	13.74	7,379,941

Band 12	100,499.082	13.71	1,377,842

Band 13	586,453.820	13.69	8,028,553

Band 14	1,954,226.452	13.64	26,655,649

Band 15	428,702.562	13.62	5,838,929

Band 16	48,998.696	13.57	664,912

Band 17	1,304,607.492	13.55	17,677,432

Band 18	6,536.311	13.53	88,436

Band 19	109,512.710	13.48	1,476,231

Band 20	1,221,282.320	13.67	16,694,929

Band 21	73,279.153	13.60	996,596

Band 26	61,704.265	14.09	869,413

Band 27	9,153.770	13.95	127,695

Band 28	3,036.699	13.88	42,149

Band 29	35,023.526	13.85	485,076

Band 30	35,874.643	13.71	491,841

Band 31	19,873.484	13.64	271,074

Band 32	2,959.459	13.51	39,982

Band 33	3,928.437	13.42	52,720

Band 34	19,118.805	13.35	255,236

Band 35	7,815.631	13.08	102,228

Band 36	4,706.863	13.03	61,330

Band 37	5,340.547	14.02	74,874

Band 38	7,017.255	13.02	91,365

Band 39	7,257.183	12.98	94,198

Band 40	7,143.375	12.94	92,435

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Partners Aggressive Growth

Portfolio - Service Class (continued)

Band 41	20,686.245	$ 13.72	$ 283,815

Band 42	6,408.357	13.62	87,282

Band 43	21,302.537	13.55	288,649

Band 44	18,604.992	12.29	228,655

Band 45	19,779.388	12.04	238,144

Band 46	456,095.216	12.01	5,477,704

Band 47	54,202.568	11.97	648,805

	12,233,975.077		$ 166,884,203

ING Neuberger Berman Partners Portfolio - Service Class

Contracts in accumulation period:

Band 1	7,615.480	$ 9.94	$ 75,698

Band 2	261,233.318	10.33	2,698,540

Band 3	4,189.316	10.31	43,192

Band 4	203,539.290	10.31	2,098,490

Band 5	152,111.287	10.31	1,568,267

Band 6	2,475,748.220	10.30	25,500,207

Band 7	1,769,773.383	10.30	18,228,666

Band 8	2,574,769.217	10.29	26,494,375

Band 9	406,194.039	10.29	4,179,737

Band 10	699,017.315	10.28	7,185,898

Band 11	2,760,250.605	10.28	28,375,376

Band 12	520,012.174	10.28	5,345,725

Band 13	1,378,200.672	10.27	14,154,121

Band 14	1,719,340.970	10.27	17,657,632

Band 15	184,150.002	10.26	1,889,379

Band 16	29,030.313	10.26	297,851

Band 17	495,761.886	10.25	5,081,559

Band 18	42,336.347	10.25	433,948

Band 19	68,408.442	10.24	700,502

Band 20	569,743.129	10.27	5,851,262

Band 21	144,765.680	10.26	1,485,296

Band 25	19,985.910	9.94	198,660

Band 26	43,597.682	10.33	450,364

Band 27	19,440.016	10.31	200,427

Band 28	5,800.918	10.30	59,749

Band 29	51,925.361	10.30	534,831

Band 30	45,003.788	10.28	462,639

Band 31	34,001.591	10.27	349,196

Band 32	5,341.097	10.25	54,746

Band 33	1,799.451	10.23	18,408

Band 34	1,498.189	10.22	15,311

Band 41	5,835.602	10.28	59,990

Band 42	5,226.320	10.26	53,622

Band 43	30,111.442	10.25	308,642

Band 44	12,301.795	10.23	125,847

Band 45	2,629.347	10.22	26,872

Band 46	228,631.697	10.25	2,343,475

Band 47	12,785.934	10.23	130,800

Band 50	9,169.713	11.49	105,360

	17,001,276.938		$ 174,844,660

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Neuberger Berman Regency Portfolio - Service Class

Contracts in accumulation period:

Band 4	17,418.280	$ 10.09	$ 175,750

Band 5	294.607	10.09	2,973

Band 6	22,609.909	10.08	227,908

Band 7	6,958.349	10.08	70,140

Band 8	21,358.510	10.07	215,080

Band 9	1,563.306	10.07	15,742

Band 10	60,812.870	10.07	612,386

Band 11	4,413.628	10.06	44,401

Band 13	18,814.495	10.06	189,274

Band 14	24,159.532	10.05	242,803

Band 15	2,093.993	10.05	21,045

Band 16	519.613	10.04	5,217

Band 17	31,959.664	10.04	320,875

Band 19	129.624	10.02	1,299

Band 20	7,124.250	10.05	71,599

Band 21	5,902.652	10.04	59,263

Band 26	5,267.539	10.11	53,255

Band 29	43,193.267	10.08	435,388

Band 30	1,973.734	10.06	19,856

Band 31	863.631	10.05	8,679

Band 33	498.862	10.01	4,994

Band 38	102.862	11.21	1,153

Band 41	762.600	10.06	7,672

Band 43	1,323.015	10.04	13,283

Band 44	75.196	10.01	753

Band 46	29,116.629	10.03	292,040

	309,310.617		$ 3,112,828

ING OpCap Balanced Value Portfolio - Service Class

Contracts in accumulation period:

Band 35	22,444.900	$ 12.34	$ 276,970

Band 36	7,601.907	12.21	92,819

Band 37	1,846.573	12.12	22,380

Band 38	19,491.679	13.70	267,036

Band 39	2,054.718	13.61	27,965

Band 40	3,252.626	13.54	44,041

	56,692.403		$ 731,211

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class

Contracts in accumulation period:

Band 4	32,326.464	$ 14.00	$ 452,570

Band 7	9,915.422	13.95	138,320

Band 9	60,893.644	13.92	847,640

Band 10	19,713.945	13.91	274,221

Band 13	9,626.535	13.87	133,520

Band 15	18,005.674	13.83	249,018

Band 19	6,505.238	13.76	89,512

Band 20	5,611.894	13.86	77,781

Band 21	4,851.120	13.82	67,042

Band 26	130,552.376	14.07	1,836,872

Band 27	53,620.352	14.00	750,685

Band 28	9,296.716	13.97	129,875

Band 29	130,233.844	13.95	1,816,762

Band 30	66,176.967	13.88	918,536

Band 31	69,752.736	13.85	966,075

Band 32	10,777.456	13.78	148,513

Band 33	4,136.905	13.73	56,800

Band 34	8,994.203	13.69	123,131

Band 35	231,483.204	14.12	3,268,543

Band 36	13,180.261	14.07	185,446

Band 37	4,171.490	14.04	58,568

Band 38	191,418.474	14.06	2,691,344

Band 39	59,155.998	14.01	828,776

Band 40	21,199.531	13.98	296,369

Band 41	5,332.884	13.88	74,020

Band 42	11,396.798	13.84	157,732

Band 43	16,562.906	13.80	228,568

Band 44	650.341	13.71	8,916

Band 45	4,533.126	13.68	62,013

	1,210,076.504		$ 16,937,168

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Service Class

Contracts in accumulation period:

Band 2	8,618.138	$ 13.97	$ 120,395

Band 4	59,836.580	16.77	1,003,459

Band 5	45,711.410	15.94	728,640

Band 6	1,005,866.680	13.88	13,961,430

Band 7	314,611.408	15.83	4,980,299

Band 8	489,270.017	13.84	6,771,497

Band 9	116,133.373	15.72	1,825,617

Band 10	1,178,386.906	14.08	16,591,688

Band 11	167,397.424	13.81	2,311,758

Band 12	49,426.017	13.79	681,585

Band 13	475,906.714	15.57	7,409,868

Band 14	544,530.722	13.76	7,492,743

Band 15	445,966.223	15.46	6,894,638

Band 16	32,222.720	13.72	442,096

Band 17	523,730.309	13.71	7,180,343

Band 18	24,053.096	13.70	329,527

Band 19	33,315.267	13.85	461,416

Band 20	192,486.064	14.01	2,696,730

Band 21	77,481.695	13.95	1,080,870

Band 26	139,168.841	16.21	2,255,927

Band 27	17,307.347	15.98	276,571

Band 28	5,889.954	15.87	93,474

Band 29	124,633.162	15.83	1,972,943

Band 30	49,580.170	15.61	773,946

Band 31	14,129.168	15.49	218,861

Band 32	1,233.848	15.28	18,853

Band 33	811.761	15.14	12,290

Band 34	775.799	15.03	11,660

Band 35	271,979.524	16.36	4,449,585

Band 36	67,694.891	16.21	1,097,334

Band 37	49,555.425	16.09	797,347

Band 38	189,911.419	17.69	3,359,533

Band 39	120,893.128	17.56	2,122,883

Band 40	25,446.280	17.47	444,547

Band 41	21,115.397	16.49	348,193

Band 42	7,690.173	16.38	125,965

Band 43	30,341.183	16.30	494,561

Band 44	1,577.032	14.25	22,473

Band 45	18,439.088	14.08	259,622

Band 46	404,309.154	13.69	5,534,992

Band 47	85,020.605	13.65	1,160,531

Band 49	180.051	11.61	2,090

	7,432,634.163		$ 108,818,780

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Service Class

Contracts in accumulation period:

Band 35	158,224.711	$ 10.87	$ 1,719,903

Band 36	24,202.865	10.83	262,117

Band 37	9,614.072	10.81	103,928

Band 38	142,070.729	10.83	1,538,626

Band 39	35,990.981	10.79	388,343

Band 40	14,118.110	10.76	151,911

	384,221.468		$ 4,164,828

ING PIMCO Total Return Portfolio - Service Class

Contracts in accumulation period:

Band 35	126,333.793	$ 12.03	$ 1,519,796

Band 36	3,891.008	11.91	46,342

Band 37	5,379.608	11.83	63,641

Band 38	74,753.337	10.99	821,539

Band 39	43,587.740	10.92	475,978

Band 40	5,073.825	10.86	55,102

	259,019.311		$ 2,982,398

ING Solution 2015 Portfolio - Service Class

Contracts in accumulation period:

Band 35	82,463.772	$ 11.78	$ 971,423

Band 36	7,325.303	11.74	85,999

Band 37	36,516.324	11.71	427,606

Band 38	95,392.275	11.73	1,118,951

Band 39	31,400.200	11.69	367,068

Band 40	24,993.261	11.66	291,421

	278,091.135		$ 3,262,468

ING Solution 2025 Portfolio - Service Class

Contracts in accumulation period:

Band 35	52,413.997	$ 12.23	$ 641,023

Band 36	11,102.571	12.19	135,340

Band 37	888.375	12.16	10,803

Band 38	115,423.932	12.18	1,405,863

Band 39	7,322.940	12.14	88,900

Band 40	20,249.713	12.11	245,224

	207,401.528		$ 2,527,153

ING Solution 2035 Portfolio - Service Class

Contracts in accumulation period:

Band 35	24,236.726	$ 12.58	$ 304,898

Band 36	29,965.766	12.54	375,771

Band 38	63,844.687	12.52	799,335

Band 39	2,605.958	12.48	32,522

Band 40	5,666.827	12.45	70,552

	126,319.964		$ 1,583,078

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2045 Portfolio - Service Class

Contracts in accumulation period:

Band 35	1,605.773	$ 12.92	$ 20,747

Band 37	10,190.558	12.84	130,847

Band 38	4,265.146	12.86	54,850

Band 39	8,211.107	12.82	105,266

	24,272.584		$ 311,710

ING Solution Income Portfolio - Service Class

Contracts in accumulation period:

Band 35	16,951.046	$ 11.02	$ 186,801

Band 36	6,916.229	10.98	75,940

Band 38	14,780.912	10.97	162,147

Band 39	12,935.651	10.93	141,387

	51,583.838		$ 566,275

ING T. Rowe Price Diversified Mid Cap Growth

Portfolio - Service Class

Contracts in accumulation period:

Band 35	74,241.522	$ 12.41	$ 921,337

Band 36	15,575.945	12.29	191,428

Band 37	3,521.659	12.20	42,964

Band 38	38,635.092	15.06	581,844

Band 39	15,706.610	14.95	234,814

Band 40	3,881.659	14.88	57,759

	151,562.487		$ 2,030,146

ING T. Rowe Price Growth Equity Portfolio - Service Class

Contracts in accumulation period:

Band 35	153,128.478	$ 12.52	$ 1,917,169

Band 36	19,401.848	12.40	240,583

Band 37	11,263.654	12.30	138,543

Band 38	96,215.373	14.68	1,412,442

Band 39	27,293.123	14.58	397,934

Band 40	12,539.821	14.50	181,827

	319,842.297		$ 4,288,498

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Foreign Equity Portfolio - Service Class

Contracts in accumulation period:

Band 2	3,364.003	$ 11.21	$ 37,710

Band 4	6,280.390	11.20	70,340

Band 5	9,872.764	11.19	110,476

Band 6	237,468.243	11.18	2,654,895

Band 7	84,090.810	11.18	940,135

Band 8	180,654.643	11.17	2,017,912

Band 9	43,509.191	11.17	485,998

Band 10	367,715.135	11.16	4,103,701

Band 11	88,169.980	11.16	983,977

Band 12	10,499.387	11.16	117,173

Band 13	278,154.139	11.15	3,101,419

Band 14	294,759.802	11.15	3,286,572

Band 15	104,438.250	11.14	1,163,442

Band 16	32,278.456	11.13	359,259

Band 17	172,518.217	11.13	1,920,128

Band 18	2,423.980	11.13	26,979

Band 19	8,263.397	11.12	91,889

Band 20	71,757.636	11.15	800,098

Band 21	13,666.031	11.14	152,240

Band 26	31,855.162	11.22	357,415

Band 27	628.613	11.20	7,040

Band 28	2,825.693	11.18	31,591

Band 29	28,172.521	11.18	314,969

Band 30	8,342.907	11.16	93,107

Band 31	5,115.938	11.15	57,043

Band 32	1,232.933	11.12	13,710

Band 33	967.398	11.11	10,748

Band 34	1,800.654	11.10	19,987

Band 38	407.321	11.95	4,867

Band 42	1,824.464	11.14	20,325

Band 43	14,625.915	11.13	162,786

Band 44	348.553	11.10	3,869

Band 45	10,175.023	11.09	112,841

Band 46	126,106.019	11.12	1,402,299

Band 47	17,408.086	11.11	193,404

	2,261,721.654		$ 25,230,344

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Thornburg Value Portfolio - Initial Class

Contracts in accumulation period:

Band 4	7,667.161	$ 13.84	$ 106,114

Band 7	112.225	9.92	1,113

Band 9	35,666.817	9.84	350,961

Band 10	7,311.138	12.37	90,439

Band 13	9,044.233	9.73	88,000

Band 15	35,051.469	9.65	338,247

Band 20	619.409	12.31	7,625

Band 21	1,412.261	12.26	17,314

Band 26	31,610.559	10.20	322,428

Band 27	40,266.685	10.03	403,875

Band 28	17,254.165	9.95	171,679

Band 29	50,853.510	9.92	504,467

Band 30	24,968.260	9.76	243,690

Band 31	43,383.663	9.68	419,954

Band 32	15,710.211	9.52	149,561

Band 33	1,124.437	9.42	10,592

Band 34	3,647.758	9.34	34,070

Band 41	1,614.519	13.61	21,974

Band 43	3,225.186	13.45	43,379

	330,543.666		$ 3,325,482

ING Thornburg Value Portfolio - Service Class

Contracts in accumulation period:

Band 4	1,757.909	$ 11.41	$ 20,058

Band 6	39,144.193	11.40	446,244

Band 7	36,361.055	11.40	414,516

Band 8	24,062.639	11.40	274,314

Band 9	3,543.552	11.39	40,361

Band 10	73,214.653	11.39	833,915

Band 11	37,413.629	11.39	426,141

Band 12	4,320.757	11.39	49,213

Band 13	36,473.823	11.39	415,437

Band 14	64,987.881	11.38	739,562

Band 15	23,150.330	11.38	263,451

Band 16	2,331.499	11.37	26,509

Band 17	74,268.596	11.37	844,434

Band 18	479.178	11.37	5,448

Band 19	4,500.467	11.37	51,170

Band 20	23,170.931	11.38	263,685

Band 21	5,122.906	11.38	58,299

Band 35	59,104.982	11.29	667,295

Band 36	5,538.208	11.18	61,917

Band 37	4,199.957	11.09	46,578

Band 38	10,044.422	14.56	146,247

Band 39	8,738.293	14.46	126,356

Band 46	36,656.550	11.37	416,785

Band 47	13,842.563	11.36	157,252

	592,428.973		$ 6,795,187

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Large Cap Equity Portfolio - Service Class

Contracts in accumulation period:

Band 2	2,520.428	$ 12.70	$ 32,009

Band 4	41,020.469	13.59	557,468

Band 5	1,614.349	12.63	20,389

Band 6	240,320.499	12.61	3,030,441

Band 7	190,561.319	13.52	2,576,389

Band 8	106,411.775	12.58	1,338,660

Band 9	34,067.185	13.46	458,544

Band 10	165,341.356	13.44	2,222,188

Band 11	68,155.442	12.54	854,669

Band 12	13,638.692	12.53	170,893

Band 13	97,175.879	13.39	1,301,185

Band 14	218,720.388	12.50	2,734,005

Band 15	57,249.139	13.34	763,704

Band 16	7,577.100	12.47	94,486

Band 17	126,031.117	12.46	1,570,348

Band 18	3,735.517	12.45	46,507

Band 19	5,540.289	13.23	73,298

Band 20	60,756.936	13.37	812,320

Band 21	18,157.504	13.32	241,858

Band 26	47,595.176	13.70	652,054

Band 27	1,049.870	13.59	14,268

Band 28	19,340.811	13.53	261,681

Band 29	15,848.004	13.52	214,265

Band 30	852.268	13.41	11,429

Band 31	1,794.999	13.35	23,963

Band 35	33,090.226	12.68	419,584

Band 36	4,011.755	12.55	50,348

Band 37	18,074.251	12.46	225,205

Band 38	20,920.867	15.59	326,156

Band 39	1,218.800	15.48	18,867

Band 40	6,888.229	15.40	106,079

Band 41	10,937.810	13.41	146,676

Band 42	823.171	13.34	10,981

Band 43	12,313.148	13.28	163,519

Band 44	666.700	13.16	8,774

Band 45	11,902.946	13.10	155,929

Band 46	33,661.426	12.44	418,748

Band 47	39,109.450	12.40	484,957

	1,738,695.290		$ 22,612,844

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Small Cap Growth Portfolio - Service Class

Contracts in accumulation period:

Band 4	92.918	$ 9.70	$ 901

Band 5	6,525.223	9.70	63,295

Band 6	20,870.191	9.69	202,232

Band 7	126,637.724	9.69	1,227,120

Band 8	69,666.293	9.68	674,370

Band 9	22,540.513	9.68	218,192

Band 10	36,917.304	9.67	356,990

Band 11	98,537.543	9.67	952,858

Band 12	580.005	9.67	5,609

Band 13	73,162.906	9.66	706,754

Band 14	12,500.757	9.66	120,757

Band 15	13,722.292	9.65	132,420

Band 16	4,143.323	9.65	39,983

Band 17	11,833.290	9.64	114,073

Band 19	1,310.502	9.63	12,620

Band 20	121.776	9.66	1,176

Band 21	2,359.813	9.65	22,772

Band 26	343.351	9.72	3,337

Band 29	1,400.369	9.69	13,570

Band 38	505.486	10.87	5,495

Band 46	9,736.399	9.64	93,859

Band 47	3,765.633	9.63	36,263

	517,273.611		$ 5,004,646

ING Van Kampen Comstock Portfolio - Service Class

Contracts in accumulation period:

Band 2	3,645.196	$ 12.18	$ 44,398

Band 4	138,544.889	14.96	2,072,632

Band 5	13,366.329	14.30	191,139

Band 6	2,275,253.381	14.24	32,399,608

Band 7	270,574.430	14.20	3,842,157

Band 8	423,505.369	14.14	5,988,366

Band 9	269,185.921	14.10	3,795,521

Band 10	2,066,249.443	14.07	29,072,130

Band 11	161,933.759	14.04	2,273,550

Band 12	527,949.016	14.00	7,391,286

Band 13	316,782.634	13.97	4,425,453

Band 14	688,562.558	12.95	8,916,885

Band 15	1,382,804.200	13.87	19,179,494

Band 16	41,628.195	11.72	487,882

Band 17	892,091.087	12.87	11,481,212

Band 18	1,645.354	11.94	19,646

Band 19	52,395.340	12.62	661,229

Band 20	3,095,553.373	13.94	43,152,014

Band 21	133,853.386	12.71	1,701,277

Band 26	248,491.847	14.54	3,613,071

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Comstock

Portfolio - Service Class (continued)

Band 27	91,817.827	$ 14.34	$ 1,316,668

Band 28	27,291.337	14.24	388,629

Band 29	294,898.023	14.20	4,187,552

Band 30	152,841.438	14.00	2,139,780

Band 31	95,691.287	13.90	1,330,109

Band 32	21,315.474	13.71	292,235

Band 33	7,505.508	13.58	101,925

Band 34	17,562.747	13.49	236,921

Band 35	166,990.638	14.68	2,451,423

Band 36	45,433.624	14.54	660,605

Band 37	24,726.569	14.44	357,052

Band 38	221,441.454	15.73	3,483,274

Band 39	84,376.618	15.62	1,317,963

Band 40	14,718.211	15.54	228,721

Band 41	35,116.011	14.71	516,557

Band 42	15,324.808	14.62	224,049

Band 43	103,537.544	14.54	1,505,436

Band 44	13,639.106	12.79	174,444

Band 45	27,847.443	12.63	351,713

Band 46	1,418,543.855	11.68	16,568,592

Band 47	68,351.898	11.90	813,388

Band 49	955.294	11.25	10,747

	15,953,942.421		$ 219,366,733

ING Van Kampen Equity and Income Portfolio - Initial Class

Contracts in accumulation period:

Band 35	249,752.885	$ 12.22	$ 3,051,980

Band 36	21,169.938	12.18	257,850

Band 37	5,414.597	12.15	65,787

Band 38	29,556.151	12.17	359,698

Band 39	14,260.387	12.13	172,978

Band 40	796.956	12.10	9,643

	320,950.914		$ 3,917,936

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income

Portfolio - Service Class

Contracts in accumulation period:

Band 2	2,016.646	$ 12.12	$ 24,442

Band 4	27,625.428	12.07	333,439

Band 5	4,278.980	12.06	51,604

Band 6	482,346.235	12.04	5,807,449

Band 7	178,095.199	12.03	2,142,485

Band 8	250,190.119	12.01	3,004,783

Band 9	101,882.910	12.00	1,222,595

Band 10	629,056.361	11.98	7,536,095

Band 11	81,712.107	11.97	978,094

Band 12	108,471.122	11.96	1,297,315

Band 13	212,735.428	11.95	2,542,188

Band 14	279,473.889	11.93	3,334,123

Band 15	369,075.336	11.92	4,399,378

Band 16	13,128.747	11.90	156,232

Band 17	432,530.825	11.89	5,142,792

Band 19	7,807.273	11.86	92,594

Band 20	144,283.008	11.94	1,722,739

Band 21	74,413.503	11.91	886,265

Band 26	85,405.592	12.13	1,035,970

Band 27	14,289.327	12.07	172,472

Band 28	2,673.043	12.04	32,183

Band 29	144,450.111	12.03	1,737,735

Band 30	41,545.385	11.96	496,883

Band 31	15,076.350	11.93	179,861

Band 32	12,808.376	11.87	152,035

Band 35	365,656.242	12.45	4,552,420

Band 36	56,264.268	12.33	693,738

Band 37	57,352.374	12.23	701,420

Band 38	340,065.483	14.92	5,073,777

Band 39	45,723.022	14.82	677,615

Band 40	15,849.511	14.74	233,622

Band 41	11,375.659	11.97	136,167

Band 42	2,328.043	11.92	27,750

Band 43	21,578.939	11.89	256,574

Band 44	242.622	11.82	2,868

Band 45	5,734.074	11.79	67,605

Band 46	341,790.465	11.87	4,057,053

Band 47	37,242.511	11.84	440,951

	5,016,574.513		$ 61,403,311

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Conservative Portfolio - Class S

Contracts in accumulation period:

Band 35	20,424.271	$ 14.44	$ 294,926

Band 36	6,577.101	14.39	94,644

Band 38	10,595.366	14.38	152,361

Band 39	12,183.696	14.33	174,592

	49,780.434		$ 716,523

ING VP Strategic Allocation Growth Portfolio - Class S

Contracts in accumulation period:

Band 35	10,153.383	$ 17.46	$ 177,278

Band 37	946.114	17.35	16,415

Band 38	2,533.759	17.38	44,037

Band 39	4,074.986	17.32	70,579

	17,708.242		$ 308,309

ING VP Strategic Allocation Moderate Portfolio - Class S

Contracts in accumulation period:

Band 35	14,340.766	$ 15.92	$ 228,305

Band 36	1,120.047	15.87	17,775

Band 37	5,714.411	15.83	90,459

Band 38	13,646.498	15.86	216,433

Band 39	5,401.703	15.80	85,347

Band 40	3,475.038	15.76	54,767

	43,698.463		$ 693,086

ING VP Growth and Income Portfolio - Class S

Contracts in accumulation period:

Band 35	150,140.264	$ 15.75	$ 2,364,709

Band 36	12,489.026	15.63	195,203

Band 37	14,395.980	15.55	223,857

Band 38	113,209.943	14.88	1,684,564

Band 39	17,612.171	14.78	260,308

Band 40	1,971.327	14.70	28,979

	309,818.711		$ 4,757,620

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 1

Contracts in accumulation period:

Band 6	94,072.996	$ 10.96	$ 1,031,040

Band 7	24,781.900	10.94	271,114

Band 9	1,172,183.839	10.88	12,753,360

Band 10	27,180.874	10.86	295,184

Band 12	14,024.777	10.83	151,888

Band 13	148,124.060	10.81	1,601,221

Band 14	15,690.291	10.77	168,984

Band 15	591,440.390	10.75	6,357,984

Band 17	16,994.098	10.69	181,667

Band 20	90,281.036	10.79	974,132

Band 26	854,279.830	11.14	9,516,677

Band 27	288,018.067	11.02	3,173,959

Band 28	101,080.495	10.96	1,107,842

Band 29	2,727,484.516	10.94	29,838,681

Band 30	1,078,263.883	10.82	11,666,815

Band 31	889,837.314	10.76	9,574,649

Band 32	54,867.631	10.65	584,340

Band 33	10,707.589	10.58	113,286

Band 34	12,546.746	10.52	131,992

Band 35	164,728.009	11.22	1,848,248

Band 36	5,082.324	11.14	56,617

	8,381,670.665		$ 91,399,680

ING GET U.S. Core Portfolio - Series 2

Contracts in accumulation period:

Band 5	2,686.808	$ 10.61	$ 28,507

Band 6	117,971.028	10.57	1,246,954

Band 9	1,098,669.326	10.50	11,536,028

Band 10	10,053.951	10.48	105,365

Band 12	9,563.795	10.45	99,942

Band 13	259,738.507	10.43	2,709,073

Band 14	12,857.223	10.40	133,715

Band 15	361,151.791	10.38	3,748,756

Band 20	7,150.828	10.41	74,440

Band 26	895,812.301	10.73	9,612,066

Band 27	241,396.315	10.62	2,563,629

Band 28	74,521.360	10.57	787,691

Band 29	1,457,520.768	10.55	15,376,844

Band 30	935,793.348	10.45	9,779,040

Band 31	509,882.316	10.39	5,297,677

Band 32	30,959.400	10.30	318,882

Band 33	29,567.060	10.23	302,471

Band 34	47,149.976	10.18	479,987

Band 35	12,222.566	10.80	132,004

Band 38	22,188.211	10.71	237,636

	6,136,856.878		$ 64,570,707

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 3

Contracts in accumulation period:

Band 6	87,648.974	$ 10.26	$ 899,278

Band 9	987,734.481	10.19	10,065,014

Band 10	15,484.099	10.18	157,628

Band 12	301.025	10.15	3,055

Band 13	238,428.843	10.13	2,415,284

Band 14	18,027.516	10.10	182,078

Band 15	224,225.109	10.08	2,260,189

Band 26	578,013.088	10.40	6,011,336

Band 27	204,335.972	10.30	2,104,661

Band 28	90,262.565	10.25	925,191

Band 29	2,077,331.898	10.24	21,271,879

Band 30	797,294.897	10.14	8,084,570

Band 31	696,324.429	10.09	7,025,913

Band 32	394,661.062	10.01	3,950,557

Band 33	105,861.016	9.95	1,053,317

Band 34	156,778.259	9.90	1,552,105

Band 35	2,683.545	10.46	28,070

Band 36	11,390.159	10.40	118,458

Band 38	24,227.541	10.38	251,482

Band 40	7,883.174	10.27	80,960

	6,718,897.652		$ 68,441,025

ING GET U.S. Core Portfolio - Series 4

Contracts in accumulation period:

Band 6	38,092.390	$ 10.91	$ 415,588

Band 9	572,018.522	10.85	6,206,401

Band 10	69,074.518	10.83	748,077

Band 12	5,971.361	10.80	64,491

Band 13	94,005.169	10.79	1,014,316

Band 15	102,263.069	10.74	1,098,305

Band 19	161,963.851	10.65	1,724,915

Band 20	27,364.804	10.77	294,719

Band 21	59,236.126	10.73	635,604

Band 26	474,648.931	11.05	5,244,871

Band 27	194,866.137	10.96	2,135,733

Band 28	95,532.384	10.91	1,042,258

Band 29	1,151,358.659	10.89	12,538,296

Band 30	467,674.016	10.80	5,050,879

Band 31	238,431.903	10.75	2,563,143

Band 32	528,051.203	10.67	5,634,306

Band 33	110,739.409	10.61	1,174,945

Band 34	89,158.975	10.56	941,519

Band 35	6,299.551	11.11	69,988

Band 36	35,378.672	11.05	390,934

Band 38	12,167.384	11.04	134,328

Band 39	6,791.212	10.97	74,500

Band 40	3,941.565	10.93	43,081

Band 44	21,121.080	10.63	224,517

Band 45	48,307.926	10.59	511,581

	4,614,458.817		$ 49,977,295

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5

Contracts in accumulation period:

Band 6	48,918.387	$ 11.51	$ 563,051

Band 9	82,680.414	11.45	946,691

Band 10	134,532.828	11.44	1,539,056

Band 13	3,343.137	11.39	38,078

Band 15	19,277.460	11.35	218,799

Band 19	195,828.368	11.26	2,205,027

Band 20	17,220.239	11.38	195,966

Band 21	35,078.853	11.33	397,443

Band 26	239,455.845	11.64	2,787,266

Band 27	44,829.393	11.55	517,779

Band 28	35,187.378	11.51	405,007

Band 29	812,437.765	11.49	9,334,910

Band 30	507,710.068	11.40	5,787,895

Band 31	140,802.591	11.36	1,599,517

Band 32	23,506.731	11.28	265,156

Band 33	43,750.522	11.22	490,881

Band 34	7,325.353	11.18	81,897

Band 38	11,480.628	11.63	133,520

Band 39	6,143.882	11.57	71,085

Band 40	14,017.985	11.53	161,627

Band 44	56,886.163	11.21	637,694

Band 45	26,198.263	11.17	292,635

	2,506,612.253		$ 28,670,980

ING GET U.S. Core Portfolio - Series 6

Contracts in accumulation period:

Band 6	5,770.305	$ 11.00	$ 63,473

Band 9	127,819.448	10.95	1,399,623

Band 10	75,570.164	10.94	826,738

Band 12	1,495.537	10.91	16,316

Band 13	12,962.845	10.90	141,295

Band 15	47,641.055	10.86	517,382

Band 19	62,978.172	10.78	678,905

Band 20	11,855.270	10.88	128,985

Band 21	46,578.356	10.85	505,375

Band 26	405,247.934	11.11	4,502,305

Band 27	114,340.524	11.04	1,262,319

Band 28	78,579.236	11.00	864,372

Band 29	970,805.138	10.98	10,659,440

Band 30	369,165.336	10.91	4,027,594

Band 31	254,442.968	10.87	2,765,795

Band 32	45,902.717	10.80	495,749

Band 33	9,907.579	10.75	106,506

Band 34	5,169.746	10.71	55,368

Band 35	3,389.722	11.17	37,863

Band 38	31,748.785	11.10	352,412

Band 39	17,014.329	11.05	188,008

Band 44	20,358.560	10.74	218,651

Band 45	56,468.404	10.70	604,212

	2,775,212.130		$ 30,418,686

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 7

Contracts in accumulation period:

Band 6	1,554.928	$ 10.87	$ 16,902

Band 9	157,337.357	10.82	1,702,390

Band 10	67,224.391	10.81	726,696

Band 13	121,338.471	10.77	1,306,815

Band 15	71,686.173	10.74	769,909

Band 19	22,328.739	10.67	238,248

Band 20	9,738.585	10.76	104,787

Band 21	36,013.541	10.73	386,425

Band 26	184,567.849	10.97	2,024,709

Band 27	29,210.627	10.90	318,396

Band 28	14,815.270	10.86	160,894

Band 29	897,126.580	10.85	9,733,823

Band 30	178,499.636	10.78	1,924,226

Band 31	137,076.962	10.75	1,473,577

Band 32	16,538.066	10.69	176,792

Band 33	32,656.822	10.64	347,469

Band 34	49,798.265	10.61	528,360

Band 35	410.995	11.01	4,525

Band 38	17,393.858	10.96	190,637

Band 44	54,048.863	10.64	575,080

Band 45	17,597.386	10.60	186,532

	2,116,963.364		$ 22,897,192

ING GET U.S. Core Portfolio - Series 8

Contracts in accumulation period:

Band 6	208.247	$ 10.95	$ 2,280

Band 9	19,886.964	10.91	216,967

Band 10	75,358.542	10.90	821,408

Band 13	3,166.466	10.87	34,419

Band 15	10,811.211	10.84	117,194

Band 19	34,392.573	10.78	370,752

Band 20	5,391.774	10.86	58,555

Band 21	12,131.005	10.83	131,379

Band 26	180,471.790	11.04	1,992,409

Band 27	52,319.474	10.98	574,468

Band 28	4,927.595	10.95	53,957

Band 29	418,158.389	10.94	4,574,653

Band 30	78,050.494	10.88	849,189

Band 31	73,850.798	10.85	801,281

Band 32	1,812.162	10.79	19,553

Band 33	1,061.743	10.76	11,424

Band 34	302.645	10.73	3,247

Band 35	287.196	11.08	3,182

Band 38	10,094.855	11.03	111,346

Band 44	8,151.165	10.75	87,625

Band 45	7,191.600	10.72	77,094

	998,026.688		$ 10,912,382

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 9

Contracts in accumulation period:

Band 9	32,081.243	$ 10.73	$ 344,232

Band 10	22,097.562	10.72	236,886

Band 13	2,044.350	10.70	21,875

Band 14	9,975.562	10.68	106,539

Band 15	17,128.485	10.67	182,761

Band 19	13,492.451	10.62	143,290

Band 20	4,078.883	10.69	43,603

Band 21	301.612	10.66	3,215

Band 26	195,332.392	10.84	2,117,403

Band 27	74,814.089	10.79	807,244

Band 28	58,867.374	10.76	633,413

Band 29	253,739.063	10.75	2,727,695

Band 30	101,034.003	10.70	1,081,064

Band 31	125,822.478	10.68	1,343,784

Band 32	3,733.579	10.63	39,688

Band 35	7,911.460	10.88	86,077

Band 39	12,973.919	10.80	140,118

Band 44	1,006.671	10.59	10,661

Band 45	3,180.473	10.57	33,618

	939,615.649		$ 10,103,166

ING GET U.S. Core Portfolio - Series 10

Contracts in accumulation period:

Band 9	74,558.366	$ 10.71	$ 798,520

Band 10	66,116.377	10.71	708,106

Band 13	14,901.390	10.68	159,147

Band 15	745.651	10.66	7,949

Band 19	59,386.310	10.62	630,683

Band 20	3,199.292	10.68	34,168

Band 21	504.045	10.66	5,373

Band 26	78,601.656	10.80	848,898

Band 27	1,167.353	10.76	12,561

Band 28	25,455.199	10.74	273,389

Band 29	190,054.813	10.73	2,039,288

Band 30	32,659.290	10.69	349,128

Band 31	218,428.774	10.67	2,330,635

Band 32	15,210.254	10.63	161,685

Band 33	2,210.085	10.60	23,427

Band 34	2,407.253	10.58	25,469

Band 35	18,145.074	10.83	196,511

Band 45	1,076.349	10.57	11,377

	804,827.531		$ 8,616,314

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 11

Contracts in accumulation period:

Band 9	19,355.125	$ 10.58	$ 204,777

Band 10	43,124.744	10.57	455,829

Band 13	2,977.527	10.55	31,413

Band 15	2,479.059	10.54	26,129

Band 19	502.598	10.50	5,277

Band 20	501.440	10.55	5,290

Band 26	176,132.807	10.65	1,875,814

Band 27	61,639.129	10.62	654,608

Band 28	23,825.712	10.60	252,553

Band 29	166,716.330	10.59	1,765,526

Band 30	240,001.791	10.56	2,534,419

Band 31	76,779.812	10.54	809,259

Band 32	826.491	10.51	8,686

Band 33	101,566.051	10.48	1,064,412

Band 39	1.362	10.62	14

Band 44	127,828.308	10.48	1,339,641

Band 45	11,725.837	10.46	122,652

	1,055,984.123		$ 11,156,299

ING GET U.S. Core Portfolio - Series 12

Contracts in accumulation period:

Band 9	10,333.102	$ 11.18	$ 115,524

Band 10	16,192.963	11.18	181,037

Band 13	862.444	11.16	9,625

Band 15	14,446.588	11.15	161,079

Band 19	5,905.620	11.12	65,670

Band 21	5,185.224	11.14	57,763

Band 26	41,250.819	11.24	463,659

Band 27	39,570.219	11.21	443,582

Band 28	382.688	11.20	4,286

Band 29	210,024.376	11.19	2,350,173

Band 30	52,110.995	11.17	582,080

Band 31	9,965.669	11.15	111,117

Band 32	11,514.376	11.12	128,040

Band 33	11.116	11.11	123

Band 34	1,612.449	11.09	17,882

Band 44	1,445.226	11.10	16,042

Band 45	5,563.085	11.09	61,695

	426,376.959		$ 4,769,377

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 13

Contracts in accumulation period:

Band 9	27,576.542	$ 10.07	$ 277,696

Band 10	27,585.522	10.07	277,786

Band 13	1,540.151	10.06	15,494

Band 15	14,433.793	10.05	145,060

Band 19	1,936.309	10.04	19,441

Band 26	557,779.550	10.11	5,639,151

Band 27	405,952.769	10.09	4,096,063

Band 28	175,308.372	10.08	1,767,108

Band 29	2,054,074.306	10.08	20,705,069

Band 30	1,298,478.454	10.06	13,062,693

Band 31	646,504.088	10.06	6,503,831

Band 32	56,402.445	10.04	566,281

Band 33	4,933.719	10.03	49,485

Band 45	36.273	10.02	363

	5,272,542.293		$ 53,125,521

ING VP Global Equity Dividend Portfolio

Contracts in accumulation period:

Band 2	518.955	$ 9.50	$ 4,930

Band 4	26,597.026	9.34	248,416

Band 5	74,436.000	9.31	692,999

Band 6	710,613.712	9.24	6,566,071

Band 7	1,068,931.131	9.21	9,844,856

Band 8	146,021.823	9.15	1,336,100

Band 9	82,749.408	9.12	754,675

Band 10	538,201.178	9.09	4,892,249

Band 11	312,288.174	9.06	2,829,331

Band 12	349,292.652	9.03	3,154,113

Band 13	724,601.497	9.00	6,521,413

Band 14	1,182,047.692	8.94	10,567,506

Band 15	115,170.097	8.90	1,025,014

Band 16	33,341.256	8.84	294,737

Band 17	336,829.187	8.81	2,967,465

Band 18	20,945.844	8.78	183,905

Band 19	75,234.953	8.72	656,049

Band 20	580,035.060	8.97	5,202,914

Band 21	121,968.388	8.87	1,081,860

Band 25	14,818.556	9.56	141,665

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Global Equity Dividend Portfolio (continued)

Band 26	29,736.689	$ 9.53	$ 283,391

Band 27	26,520.216	9.34	247,699

Band 28	3,891.978	9.24	35,962

Band 29	48,153.379	9.21	443,493

Band 30	18,580.259	9.02	167,594

Band 31	37,341.246	8.93	333,457

Band 32	5,930.184	8.76	51,948

Band 33	1,132.910	8.64	9,788

Band 34	1,074.588	8.55	9,188

Band 41	105.180	15.25	1,604

Band 42	47.434	15.15	719

Band 43	3,739.190	15.07	56,350

Band 45	3,768.760	13.47	50,765

Band 46	56,195.684	12.93	726,610

Band 47	28,693.721	12.89	369,862

	6,779,554.007		$ 61,754,698

ING VP Global Science and Technology Portfolio - Class S

Contracts in accumulation period:

Band 35	11,674.390	$ 13.64	$ 159,239

Band 36	3,892.874	13.60	52,943

Band 37	12,982.822	13.56	176,047

Band 38	3,233.153	13.58	43,906

Band 39	4,083.597	13.54	55,292

Band 40	4,660.274	13.50	62,914

	40,527.110		$ 550,341

ING VP Growth Portfolio - Class S

Contracts in accumulation period:

Band 35	14,238.939	$ 10.47	$ 149,082

Band 38	8,919.592	13.32	118,809

Band 40	422.726	13.16	5,563

	23,581.257		$ 273,454

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class S

Contracts in accumulation period:

Band 2	9,179.123	$ 11.66	$ 107,029

Band 4	93,834.963	11.50	1,079,102

Band 5	51,740.449	11.47	593,463

Band 6	1,498,538.000	11.40	17,083,333

Band 7	1,403,788.872	11.37	15,961,079

Band 8	827,701.368	11.31	9,361,302

Band 9	317,311.332	11.28	3,579,272

Band 10	1,941,369.360	11.25	21,840,405

Band 11	347,017.640	11.22	3,893,538

Band 12	267,970.827	11.18	2,995,914

Band 13	1,154,153.699	11.15	12,868,814

Band 14	2,321,125.362	11.09	25,741,280

Band 15	842,996.809	11.06	9,323,545

Band 16	76,121.351	11.00	837,335

Band 17	1,722,487.046	10.97	18,895,683

Band 18	32,579.718	10.94	356,422

Band 19	210,090.056	10.88	2,285,780

Band 20	1,003,426.571	11.12	11,158,103

Band 21	233,586.930	11.03	2,576,464

Band 26	397,878.812	11.69	4,651,203

Band 27	142,532.976	11.50	1,639,129

Band 28	62,774.416	11.40	715,628

Band 29	587,918.065	11.37	6,684,628

Band 30	265,732.378	11.18	2,970,888

Band 31	121,892.812	11.09	1,351,791

Band 32	43,630.589	10.91	476,010

Band 33	13,581.482	10.79	146,544

Band 34	44,058.406	10.70	471,425

Band 35	706,795.581	11.82	8,354,324

Band 36	54,907.641	11.69	641,870

Band 37	16,697.930	11.59	193,529

Band 38	264,313.243	14.76	3,901,263

Band 39	84,321.576	14.66	1,236,154

Band 40	29,608.324	14.59	431,985

Band 41	86,260.712	13.82	1,192,123

Band 42	31,631.811	13.72	433,988

Band 43	78,472.524	13.65	1,071,150

Band 44	4,837.400	12.36	59,790

Band 45	70,922.584	12.21	865,965

Band 46	460,829.412	11.59	5,341,013

Band 47	117,768.781	11.55	1,360,229

	18,042,386.931		$ 204,728,492

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class S

Contracts in accumulation period:

Band 2	1,508.863	$ 13.39	$ 20,204

Band 4	138,286.430	14.98	2,071,531

Band 5	25,198.747	15.12	381,005

Band 6	1,780,924.330	13.25	23,597,247

Band 7	977,910.373	14.99	14,658,876

Band 8	1,002,636.160	13.19	13,224,771

Band 9	389,412.849	14.87	5,790,569

Band 10	1,783,463.670	12.78	22,792,666

Band 11	409,290.751	13.14	5,378,080

Band 12	108,782.188	13.12	1,427,222

Band 13	799,018.950	14.70	11,745,579

Band 14	1,417,685.229	13.07	18,529,146

Band 15	843,067.968	14.58	12,291,931

Band 16	38,467.912	13.02	500,852

Band 17	1,567,111.194	13.00	20,372,446

Band 18	2,323.300	12.98	30,156

Band 19	87,337.298	12.57	1,097,830

Band 20	625,859.160	12.71	7,954,670

Band 21	219,510.930	12.66	2,779,008

Band 26	470,324.573	15.41	7,247,702

Band 27	164,672.900	15.16	2,496,441

Band 28	63,191.498	15.03	949,768

Band 29	565,542.043	14.99	8,477,475

Band 30	330,075.473	14.74	4,865,312

Band 31	204,576.000	14.62	2,990,901

Band 32	40,904.251	14.38	588,203

Band 33	26,921.662	14.23	383,095

Band 34	37,330.733	14.11	526,737

Band 35	390,172.651	15.58	6,078,890

Band 36	67,316.706	15.41	1,037,350

Band 37	17,013.635	15.28	259,968

Band 38	284,156.802	16.21	4,606,182

Band 39	78,989.935	16.10	1,271,738

Band 40	30,593.992	16.02	490,116

Band 41	80,059.179	14.73	1,179,272

Band 42	40,799.490	14.63	596,897

Band 43	101,581.846	14.56	1,479,032

Band 44	25,395.206	12.88	327,090

Band 45	90,628.424	12.44	1,127,418

Band 46	679,612.040	11.84	8,046,607

Band 47	89,685.943	11.80	1,058,294

Band 49	190.142	10.85	2,063

Band 50	509.406	10.83	5,517

	16,098,040.832		$ 220,735,857

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class S

Contracts in accumulation period:

Band 2	3,632.996	$ 14.03	$ 50,971

Band 4	106,404.113	15.80	1,681,185

Band 5	26,378.778	16.50	435,250

Band 6	1,463,521.895	13.88	20,313,684

Band 7	720,705.775	16.37	11,797,954

Band 8	784,268.944	13.83	10,846,439

Band 9	336,858.683	16.23	5,467,216

Band 10	1,573,445.673	13.35	21,005,500

Band 11	394,632.564	13.77	5,434,090

Band 12	116,900.956	13.75	1,607,388

Band 13	986,085.947	16.05	15,826,679

Band 14	1,218,124.434	13.70	16,688,305

Band 15	678,475.842	15.92	10,801,335

Band 16	42,509.139	13.64	579,825

Band 17	1,370,198.734	13.62	18,662,107

Band 18	8,125.294	13.60	110,504

Band 19	124,046.298	13.14	1,629,968

Band 20	494,277.649	13.28	6,564,007

Band 21	212,304.091	13.23	2,808,783

Band 26	328,082.379	16.82	5,518,346

Band 27	115,088.451	16.55	1,904,714

Band 28	45,793.946	16.41	751,479

Band 29	545,945.250	16.36	8,931,664

Band 30	226,332.329	16.09	3,641,687

Band 31	172,411.531	15.96	2,751,688

Band 32	30,062.516	15.70	471,982

Band 33	14,035.374	15.53	217,969

Band 34	19,523.677	15.40	300,665

Band 35	190,379.905	17.01	3,238,362

Band 36	22,701.812	16.82	381,844

Band 37	5,993.923	16.69	100,039

Band 38	164,081.090	17.26	2,832,040

Band 39	27,289.918	17.14	467,749

Band 40	11,647.669	17.05	198,593

Band 41	81,121.974	15.53	1,259,824

Band 42	35,634.148	15.43	549,835

Band 43	126,249.700	15.35	1,937,933

Band 44	10,630.064	13.49	143,400

Band 45	69,160.831	12.99	898,399

Band 46	651,810.029	11.87	7,736,985

Band 47	79,675.730	11.83	942,564

	13,634,550.051		$ 197,488,951

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Equity Portfolio - Class S

Contracts in accumulation period:

Band 35	20,227.582	$ 15.62	$ 315,955

Band 36	1,725.616	15.47	26,695

Band 37	3,989.661	15.35	61,241

Band 38	21,662.807	19.86	430,223

Band 39	205.946	19.72	4,061

Band 40	978.967	19.62	19,207

	48,790.579		$ 857,382

ING VP Small Company Portfolio - Class S

Contracts in accumulation period:

Band 35	43,692.787	$ 14.72	$ 643,158

Band 36	6,377.397	14.57	92,919

Band 37	3,843.288	14.46	55,574

Band 38	48,264.408	16.75	808,429

Band 39	30,105.017	16.63	500,646

Band 40	3,019.322	16.55	49,970

	135,302.219		$ 2,150,696

ING VP Value Opportunity Portfolio - Class S

Contracts in accumulation period:

Band 2	3,952.481	$ 11.39	$ 45,019

Band 4	11,296.795	14.48	163,578

Band 5	16,958.213	10.54	178,740

Band 6	246,940.575	11.34	2,800,306

Band 7	415,363.976	10.45	4,340,554

Band 8	24,365.012	11.32	275,812

Band 9	67,339.298	10.36	697,635

Band 10	134,455.498	12.78	1,718,341

Band 11	166,214.373	11.30	1,878,222

Band 12	75,541.817	11.30	853,623

Band 13	211,257.418	10.25	2,165,389

Band 14	258,523.232	11.28	2,916,142

Band 15	52,869.373	10.16	537,153

Band 16	12,727.588	11.26	143,313

Band 17	59,184.596	11.25	665,827

Band 18	7,885.893	11.25	88,716

Band 19	10,275.539	12.57	129,164

Band 20	139,838.168	12.71	1,777,343

Band 21	28,850.014	12.66	365,241

Band 25	546.982	11.40	6,236

Band 26	101,433.504	10.74	1,089,396

Band 27	53,567.228	10.56	565,670

Band 28	30,471.974	10.48	319,346

Band 29	91,935.456	10.45	960,726

Band 30	79,078.780	10.28	812,930

Band 31	31,506.353	10.19	321,050

Band 32	198.007	10.03	1,986

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Value Opportunity Portfolio - Class S (continued)

Band 34	14,743.503	$ 9.83	$ 144,929

Band 35	36,700.267	10.86	398,565

Band 36	3,805.891	10.74	40,875

Band 38	3,686.851	15.12	55,745

Band 39	1,858.467	15.02	27,914

Band 41	3,551.205	14.24	50,569

Band 42	853.376	14.14	12,067

Band 43	34,265.242	14.07	482,112

Band 45	488.677	12.56	6,138

	2,432,531.622		$ 27,036,372

ING VP Financial Services Portfolio - Class S

Contracts in accumulation period:

Band 3	534.543	$ 13.62	$ 7,280

Band 4	18,118.212	13.65	247,314

Band 5	25,735.098	13.63	350,769

Band 6	807,554.169	13.60	10,982,737

Band 7	772,790.683	13.58	10,494,497

Band 8	245,772.448	13.54	3,327,759

Band 9	68,515.368	13.52	926,328

Band 10	650,093.007	13.50	8,776,256

Band 11	334,914.275	13.49	4,517,994

Band 12	223,192.492	13.47	3,006,403

Band 13	446,884.323	13.45	6,010,594

Band 14	980,006.958	13.41	13,141,893

Band 15	245,061.062	13.40	3,283,818

Band 16	59,906.855	13.36	800,356

Band 17	601,882.401	13.34	8,029,111

Band 18	5,357.570	13.32	71,363

Band 19	42,500.838	13.29	564,836

Band 20	600,890.421	13.43	8,069,958

Band 21	93,228.728	13.38	1,247,400

Band 25	3,523.612	13.78	48,555

Band 26	110,224.312	13.76	1,516,687

Band 27	16,995.549	13.65	231,989

Band 28	6,978.706	13.60	94,910

Band 29	128,883.561	13.58	1,750,239

Band 30	30,598.258	13.47	412,159

Band 31	41,523.751	13.41	556,834

Band 32	437.804	13.31	5,827

Band 33	1,396.943	13.24	18,496

Band 34	5,943.276	13.18	78,332

Band 35	4,609.510	13.53	62,367

Band 36	2,989.749	13.48	40,302

Band 37	951.614	13.45	12,799

Band 38	7,436.683	13.47	100,172

Band 39	14,609.735	13.42	196,063

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Financial Services Portfolio - Class S (continued)

Band 40	4,945.483	$ 13.39	$ 66,220

Band 41	15,990.736	13.47	215,395

Band 42	2,331.686	13.40	31,245

Band 43	14,822.224	13.34	197,728

Band 45	12,447.644	13.16	163,811

Band 46	208,158.257	12.26	2,552,020

Band 47	45,151.322	12.22	551,749

	6,903,889.866		$ 92,760,565

ING VP International Value Portfolio - Class S

Contracts in accumulation period:

Band 35	147,018.557	$ 17.53	$ 2,577,235

Band 36	32,901.563	17.35	570,842

Band 37	19,175.947	17.22	330,210

Band 38	121,448.058	19.23	2,335,446

Band 39	49,956.501	19.10	954,169

Band 40	9,309.082	19.00	176,873

	379,809.708		$ 6,944,775

ING VP MidCap Opportunities Portfolio - Class S

Contracts in accumulation period:

Band 4	100.526	$ 8.74	$ 879

Band 5	18,617.896	8.71	162,162

Band 6	369,355.072	8.66	3,198,615

Band 7	507,772.394	8.64	4,387,153

Band 8	48,053.329	8.59	412,778

Band 9	21,162.533	8.57	181,363

Band 10	229,809.170	8.54	1,962,570

Band 11	188,734.901	8.52	1,608,021

Band 12	127,480.489	8.49	1,082,309

Band 13	263,522.681	8.47	2,232,037

Band 14	539,887.747	8.42	4,545,855

Band 15	45,889.558	8.39	385,013

Band 16	19,446.527	8.35	162,379

Band 17	196,649.971	8.32	1,636,128

Band 18	6,591.581	8.30	54,710

Band 19	41,025.735	8.25	338,462

Band 20	291,427.382	8.44	2,459,647

Band 21	33,208.873	8.37	277,958

Band 25	2,724.564	8.92	24,303

Band 35	38,944.946	12.65	492,654

Band 36	409.246	12.52	5,124

Band 37	1,179.202	12.43	14,657

Band 38	8,988.420	14.90	133,927

Band 39	31.574	14.80	467

Band 40	534.307	14.73	7,870

Band 46	13,379.844	11.52	154,136

Band 47	1,797.357	11.48	20,634

	3,016,725.825		$ 25,941,811

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Real Estate Portfolio - Class S

Contracts in accumulation period:

Band 35	143,695.839	$ 15.63	$ 2,245,966

Band 36	29,985.280	15.58	467,171

Band 37	4,231.707	15.54	65,761

Band 38	148,738.040	15.56	2,314,364

Band 39	52,654.267	15.51	816,668

Band 40	12,245.571	15.47	189,439

	391,550.704		$ 6,099,369

ING VP SmallCap Opportunities Portfolio - Class S

Contracts in accumulation period:

Band 2	6,521.436	$ 8.32	$ 54,258

Band 4	22,812.732	8.20	187,064

Band 5	130,866.072	8.17	1,069,176

Band 6	1,976,720.264	8.13	16,070,736

Band 7	2,086,323.477	8.10	16,899,220

Band 8	514,892.837	8.06	4,150,036

Band 9	126,536.476	8.04	1,017,353

Band 10	1,332,136.743	8.01	10,670,415

Band 11	628,606.429	7.99	5,022,565

Band 12	564,312.463	7.97	4,497,570

Band 13	1,367,397.403	7.94	10,857,135

Band 14	2,209,987.786	7.90	17,458,904

Band 15	280,862.055	7.87	2,210,384

Band 16	51,562.762	7.83	403,736

Band 17	1,086,585.890	7.81	8,486,236

Band 18	45,486.334	7.78	353,884

Band 19	132,296.428	7.74	1,023,974

Band 20	1,252,117.578	7.92	9,916,771

Band 21	171,487.847	7.85	1,346,180

Band 25	59,758.063	8.36	499,577

Band 26	4,419.222	13.38	59,129

Band 27	87.399	13.31	1,163

Band 28	597.842	13.27	7,933

Band 29	8,703.737	13.26	115,412

Band 30	13,855.973	13.19	182,760

Band 31	2,133.929	13.16	28,083

Band 33	7.119	13.05	93

Band 35	33,355.313	8.44	281,519

Band 36	1,594.054	8.34	13,294

Band 38	5,921.515	15.69	92,909

Band 39	699.091	15.58	10,892

Band 40	558.150	15.50	8,651

Band 41	2,647.299	13.20	34,944

Band 43	9,666.973	13.12	126,831

Band 44	486.265	13.04	6,341

Band 45	2,133.708	13.00	27,738

Band 46	255,077.989	11.96	3,050,733

Band 47	38,042.627	11.92	453,468

	14,427,259.280		$ 116,697,067

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class S

Contracts in accumulation period:

Band 4	5,861.399	$ 10.49	$ 61,486

Band 7	12,770.340	10.48	133,833

Band 9	85,770.223	10.47	898,014

Band 10	14,889.119	10.46	155,740

Band 13	11,835.750	10.45	123,684

Band 15	35,178.570	10.44	367,264

Band 19	8,496.744	10.42	88,536

Band 20	2,929.129	10.45	30,609

Band 21	34,644.016	10.44	361,684

Band 26	96,281.303	10.51	1,011,916

Band 27	35,502.659	10.49	372,423

Band 28	4,849.137	10.48	50,819

Band 29	96,371.090	10.48	1,009,969

Band 30	54,427.673	10.46	569,313

Band 31	34,864.779	10.44	363,988

Band 32	10,545.298	10.42	109,882

Band 33	2,866.869	10.41	29,844

Band 34	8,979.727	10.40	93,389

Band 35	112,784.080	13.78	1,554,165

Band 36	6,892.008	13.68	94,283

Band 37	17,742.010	13.61	241,469

Band 38	123,349.938	13.33	1,644,255

Band 39	16,673.592	13.24	220,758

Band 40	4,351.203	13.17	57,305

Band 41	44,324.572	10.46	463,635

Band 42	5,854.458	10.44	61,121

Band 43	12,317.683	10.43	128,473

Band 44	2,638.582	10.41	27,468

Band 45	3,570.930	10.39	37,102

	907,562.881		$ 10,362,427

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class S

Contracts in accumulation period:

Band 1	7,583.224	$ 12.26	$ 92,970

Band 2	25,690.830	12.15	312,144

Band 3	376.768	11.95	4,502

Band 4	195,604.276	12.00	2,347,251

Band 5	93,761.769	11.98	1,123,266

Band 6	7,089,554.892	11.92	84,507,494

Band 7	3,602,732.998	11.89	42,836,495

Band 8	4,026,439.022	11.84	47,673,038

Band 9	355,998.182	11.81	4,204,339

Band 10	9,597,874.967	11.78	113,062,967

Band 11	1,829,495.441	11.75	21,496,571

Band 12	443,958.490	11.72	5,203,194

Band 13	4,238,740.730	11.70	49,593,267

Band 14	5,444,386.299	11.64	63,372,657

Band 15	2,311,168.898	11.61	26,832,671

Band 16	502,980.057	11.56	5,814,449

Band 17	4,031,996.280	11.53	46,488,917

Band 18	180,773.110	11.50	2,078,891

Band 19	330,674.355	11.45	3,786,221

Band 20	2,180,719.658	11.67	25,448,998

Band 21	257,927.421	11.59	2,989,379

Band 25	58,175.953	12.20	709,747

Band 26	249,343.947	10.42	2,598,164

Band 27	127,686.519	10.36	1,322,832

Band 28	10,449.151	10.33	107,940

Band 29	284,350.656	10.33	2,937,342

Band 30	134,360.013	10.27	1,379,877

Band 31	68,812.681	10.25	705,330

Band 32	7,181.145	10.19	73,176

Band 33	936.938	10.16	9,519

Band 35	453,380.403	12.29	5,572,045

Band 36	134,574.821	12.18	1,639,121

Band 37	38,570.098	12.09	466,312

Band 38	816,195.610	11.23	9,165,877

Band 39	238,378.962	11.15	2,657,925

Band 40	101,630.959	11.09	1,127,087

Band 41	106,855.032	10.27	1,097,401

Band 42	13,078.266	10.24	133,921

Band 43	99,914.590	10.21	1,020,128

Band 44	3,726.030	10.15	37,819

Band 45	1,748.793	10.12	17,698

Band 46	2,860,219.884	10.21	29,202,845

Band 47	456,527.639	10.18	4,647,451

Band 49	8,959.242	10.41	93,266

Band 50	5,230.607	10.40	54,398

Band 51	6,296.461	10.38	65,357

Band 52	36.963	10.42	385

Band 54	3,932.872	10.39	40,863

	53,038,991.902		$ 616,153,507

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Legg Mason Partners Variable High Income Portfolio

Contracts in accumulation period:

Band 22	142.889	$ 17.40	$ 2,486

Band 23	7,924.444	17.10	135,508

	8,067.333		$ 137,994

Legg Mason Partners Variable International All Cap Growth

Portfolio

Contracts in accumulation period:

Band 22	156.555	$ 17.93	$ 2,807

Band 23	7,561.526	17.61	133,158

	7,718.081		$ 135,965

Legg Mason Partners Variable Large Cap Value Portfolio

Contracts in accumulation period:

Band 22	220.490	$ 24.10	$ 5,314

Band 23	10,565.143	23.68	250,183

	10,785.633		$ 255,497

Legg Mason Partners Variable Money Market Portfolio

Contracts in accumulation period:

Band 23	1,806.774	$ 12.94	$ 23,380

	1,806.774		$ 23,380

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Colonial Small Cap Value Fund, Variable Series - Class B

Contracts in accumulation period:

Band 2	2,023.740	$ 13.47	$ 27,260

Band 4	17,061.701	20.60	351,471

Band 5	44,124.297	20.56	907,196

Band 6	2,430,080.896	20.49	49,792,358

Band 7	1,713,584.377	20.45	35,042,801

Band 8	809,299.330	20.37	16,485,427

Band 9	116,265.796	20.34	2,364,846

Band 10	2,192,901.799	20.30	44,515,907

Band 11	661,612.608	20.26	13,404,271

Band 12	314,959.306	20.22	6,368,477

Band 13	883,123.284	20.19	17,830,259

Band 14	2,514,607.362	20.11	50,568,754

Band 15	661,159.325	20.07	13,269,468

Band 16	83,082.664	20.00	1,661,653

Band 17	1,664,797.489	19.96	33,229,358

Band 18	22,149.417	19.92	441,216

Band 19	143,416.779	19.85	2,846,823

Band 20	1,483,585.739	20.15	29,894,253

Band 21	108,275.096	20.04	2,169,833

Band 26	34,139.713	13.48	460,203

Band 27	7,757.615	13.41	104,030

Band 28	673.930	13.37	9,010

Band 29	53,854.252	13.36	719,493

Band 30	24,268.570	13.29	322,529

Band 31	11,104.023	13.26	147,239

Band 32	2,452.124	13.19	32,344

Band 33	130.997	13.15	1,723

Band 41	2,954.608	13.30	39,296

Band 42	3,136.317	13.25	41,556

Band 43	11,572.432	13.22	152,988

Band 44	9,996.216	13.13	131,250

Band 45	2,580.503	13.10	33,805

Band 46	893,269.883	12.38	11,058,681

Band 47	67,331.230	12.34	830,867

	16,991,333.418		$ 335,256,645

Oppenheimer Main Street Small Cap

Fund®/VA - Service Class

Contracts in accumulation period:

Band 35	20,003.021	$ 19.32	$ 386,458

Band 36	5,384.504	19.25	103,652

Band 37	1,481.547	19.20	28,446

Band 38	14,876.985	19.24	286,233

Band 40	916.499	19.12	17,523

	42,662.556		$ 822,312

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

PIMCO Real Return Portfolio - Administrative Class

Contracts in accumulation period:

Band 35	52,652.119	$ 10.06	$ 529,680

Band 36	24,624.330	10.02	246,736

Band 37	2,267.846	10.00	22,678

Band 38	33,774.654	10.01	338,084

Band 39	9,642.176	9.98	96,229

Band 40	6,798.183	9.95	67,642

	129,759.308		$ 1,301,049

Pioneer Equity Income VCT Portfolio - Class II

Contracts in accumulation period:

Band 35	216,455.616	$ 14.69	$ 3,179,733

Band 36	36,105.384	14.55	525,333

Band 37	24,210.061	14.44	349,593

Band 38	187,681.711	16.47	3,091,118

Band 39	71,802.667	16.35	1,173,974

Band 40	14,601.812	16.27	237,571

	550,857.251		$ 8,557,322

Pioneer Small Cap Value VCT Portfolio - Class II

Contracts in accumulation period:

Band 4	21,824.010	$ 10.70	$ 233,517

Band 7	4,259.645	10.69	45,536

Band 9	65,782.815	10.68	702,560

Band 10	11,585.596	10.68	123,734

Band 13	18,319.172	10.67	195,466

Band 15	45,123.481	10.66	481,016

Band 19	7,379.710	10.64	78,520

Band 20	5,209.118	10.66	55,529

Band 21	20,235.742	10.65	215,511

Band 26	80,639.266	10.72	864,453

Band 27	57,265.348	10.70	612,739

Band 28	7,442.845	10.69	79,564

Band 29	116,532.532	10.69	1,245,733

Band 30	58,909.201	10.67	628,561

Band 31	73,320.918	10.66	781,601

Band 32	9,844.766	10.64	104,748

Band 33	4,663.926	10.63	49,578

Band 34	10,154.767	10.62	107,844

Band 41	4,547.918	10.67	48,526

Band 42	1,648.595	10.66	17,574

Band 43	4,188.873	10.65	44,611

Band 44	2,572.659	10.62	27,322

Band 45	2,038.693	10.61	21,631

	633,489.596		$ 6,765,874

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Bull

Contracts in accumulation period:

Band 2	3,615.995	$ 10.29	$ 37,209

Band 4	10,137.622	10.15	102,897

Band 5	22,769.243	10.12	230,425

Band 6	644,479.719	10.06	6,483,466

Band 7	1,738,323.942	10.03	17,435,389

Band 8	109,055.962	9.97	1,087,288

Band 9	66,827.246	9.94	664,263

Band 10	222,575.918	9.92	2,207,953

Band 11	272,359.526	9.89	2,693,636

Band 12	215,771.094	9.86	2,127,503

Band 13	433,674.751	9.83	4,263,023

Band 14	984,869.884	9.77	9,622,179

Band 15	56,029.360	9.75	546,286

Band 16	106,303.601	9.69	1,030,082

Band 17	243,580.281	9.66	2,352,986

Band 18	21,875.448	9.63	210,661

Band 19	36,792.049	9.58	352,468

Band 20	437,058.194	9.80	4,283,170

Band 21	36,306.926	9.72	352,903

Band 25	4,152.454	10.35	42,978

Band 26	6,030.047	10.32	62,230

Band 27	1,154.286	10.14	11,704

Band 28	3,080.912	10.06	30,994

Band 29	33,353.135	10.03	334,532

Band 30	4,926.604	9.86	48,576

Band 31	9,583.651	9.77	93,632

Band 32	1,552.590	9.61	14,920

Band 33	4,192.027	9.50	39,824

Band 34	1,528.265	9.42	14,396

Band 38	9.082	11.30	103

Band 41	5,746.958	13.20	75,860

Band 43	1,690.624	13.05	22,063

Band 45	113.482	11.74	1,332

Band 46	36,681.728	11.28	413,770

Band 47	28,615.858	11.25	321,928

	5,804,818.464		$ 57,612,629

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Europe 30

Contracts in accumulation period:

Band 4	9,519.925	$ 11.62	$ 110,622

Band 5	15,290.354	11.59	177,215

Band 6	348,410.305	11.52	4,013,687

Band 7	342,749.290	11.49	3,938,189

Band 8	71,194.975	11.42	813,047

Band 9	21,489.414	11.39	244,764

Band 10	183,750.030	11.36	2,087,400

Band 11	183,794.760	11.33	2,082,395

Band 12	148,845.623	11.29	1,680,467

Band 13	125,928.312	11.26	1,417,953

Band 14	471,665.868	11.20	5,282,658

Band 15	102,368.435	11.16	1,142,432

Band 16	23,744.132	11.10	263,560

Band 17	227,041.051	11.07	2,513,344

Band 18	1,495.436	11.03	16,495

Band 19	35,142.245	10.97	385,510

Band 20	165,860.460	11.23	1,862,613

Band 21	39,520.793	11.13	439,866

Band 25	363.766	11.86	4,314

Band 26	10,395.260	11.82	122,872

Band 27	244.046	11.62	2,836

Band 28	4,022.193	11.52	46,336

Band 29	26,550.121	11.49	305,061

Band 30	7,207.471	11.29	81,372

Band 31	6,150.959	11.19	68,829

Band 32	47.284	11.01	521

Band 33	4,162.914	10.88	45,293

Band 34	2,428.994	10.79	26,209

Band 41	943.791	16.66	15,724

Band 42	2,338.379	16.54	38,677

Band 43	2,291.406	16.46	37,717

Band 45	1,409.859	12.98	18,300

Band 46	44,975.882	12.22	549,605

Band 47	9,971.927	12.19	121,558

	2,641,315.660		$ 29,957,441

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Rising Rates Opportunity

Contracts in accumulation period:

Band 2	3,193.717	$ 8.23	$ 26,284

Band 4	23,153.107	8.16	188,929

Band 5	5,959.552	8.14	48,511

Band 6	708,582.808	8.12	5,753,692

Band 7	540,755.984	8.10	4,380,123

Band 8	361,555.425	8.08	2,921,368

Band 9	135,323.282	8.06	1,090,706

Band 10	675,338.143	8.05	5,436,472

Band 11	286,368.239	8.04	2,302,401

Band 12	61,674.968	8.02	494,633

Band 13	513,018.859	8.01	4,109,281

Band 14	742,848.340	7.98	5,927,930

Band 15	231,298.171	7.97	1,843,446

Band 16	36,645.243	7.94	290,963

Band 17	442,997.749	7.93	3,512,972

Band 18	16,096.975	7.91	127,327

Band 19	50,917.839	7.89	401,742

Band 20	511,879.029	7.99	4,089,913

Band 21	43,862.372	7.95	348,706

Band 26	53,562.433	8.24	441,354

Band 27	6,683.776	8.16	54,540

Band 28	1,878.286	8.12	15,252

Band 29	170,267.243	8.10	1,379,165

Band 30	43,490.294	8.02	348,792

Band 31	37,896.096	7.98	302,411

Band 32	9,376.625	7.90	74,075

Band 33	2,090.800	7.85	16,413

Band 34	703.270	7.81	5,493

Band 41	16,368.393	8.02	131,275

Band 42	13,463.274	7.97	107,302

Band 43	8,731.351	7.93	69,240

Band 44	3,366.475	8.33	28,043

Band 45	11,668.013	8.34	97,311

Band 46	111,198.827	9.72	1,080,853

Band 47	17,493.938	9.69	169,516

	5,899,708.896		$ 47,616,434

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Small-Cap

Contracts in accumulation period:

Band 2	191.127	$ 13.71	$ 2,620

Band 3	571.311	13.44	7,678

Band 4	21,594.714	13.52	291,961

Band 5	37,477.987	13.48	505,203

Band 6	1,285,988.212	13.40	17,232,242

Band 7	1,355,019.207	13.36	18,103,057

Band 8	254,056.838	13.29	3,376,415

Band 9	107,246.900	13.25	1,421,021

Band 10	733,671.658	13.21	9,691,803

Band 11	436,272.137	13.17	5,745,704

Band 12	290,203.007	13.14	3,813,268

Band 13	563,126.227	13.10	7,376,954

Band 14	1,240,527.175	13.02	16,151,664

Band 15	137,363.631	12.99	1,784,354

Band 16	97,987.830	12.91	1,265,023

Band 17	434,151.368	12.87	5,587,528

Band 18	22,967.896	12.84	294,908

Band 19	77,581.759	12.76	989,943

Band 20	568,022.857	13.06	7,418,379

Band 21	72,942.026	12.95	944,599

Band 25	6,177.539	13.79	85,188

Band 26	17,868.113	13.75	245,687

Band 27	7,520.862	13.52	101,682

Band 28	2,648.866	13.40	35,495

Band 29	73,579.555	13.36	983,023

Band 30	22,864.917	13.13	300,216

Band 31	21,394.657	13.02	278,558

Band 32	5,881.429	12.80	75,282

Band 33	2,017.070	12.66	25,536

Band 34	4,287.917	12.55	53,813

Band 38	166.994	11.13	1,859

Band 41	6,350.915	14.47	91,898

Band 42	755.334	14.37	10,854

Band 43	13,867.557	14.30	198,306

Band 44	13,661.311	12.71	173,635

Band 45	2,984.002	12.45	37,151

Band 46	131,923.894	11.49	1,515,806

Band 47	22,046.002	11.45	252,427

	8,092,960.801		$ 106,470,740

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wells Fargo Advantage Asset Allocation Fund

Contracts in accumulation period:

Band 6	27,717.349	$ 13.02	$ 360,880

Band 10	136,567.638	12.91	1,763,088

Band 14	60,221.678	12.81	771,440

Band 15	277.274	12.79	3,546

Band 17	27,181.336	12.72	345,747

Band 20	654.454	12.83	8,397

Band 46	14,931.552	11.35	169,473

	267,551.281		$ 3,422,571

Wells Fargo Advantage C&B Large Cap Value Fund

Contracts in accumulation period:

Band 6	1,930.362	$ 14.43	$ 27,855

Band 10	17,633.710	14.32	252,515

Band 14	9,861.613	14.20	140,035

Band 15	2,287.831	14.18	32,441

Band 17	4,195.046	14.11	59,192

Band 46	3,909.215	12.21	47,732

	39,817.777		$ 559,770

Wells Fargo Advantage Equity Income Fund

Contracts in accumulation period:

Band 10	18,801.668	$ 14.20	$ 266,984

Band 14	13,382.194	14.08	188,421

Band 17	35,978.567	13.99	503,340

Band 20	8,074.423	14.10	113,849

Band 46	2,683.832	12.10	32,474

	78,920.684		$ 1,105,068

Wells Fargo Advantage Large Company Growth Fund

Contracts in accumulation period:

Band 6	1,776.748	$ 11.00	$ 19,544

Band 10	89,481.158	10.91	976,239

Band 14	38,596.413	10.82	417,613

Band 15	12,336.888	10.80	133,238

Band 17	85,898.405	10.75	923,408

Band 20	10,266.303	10.84	111,287

Band 21	428.484	10.79	4,623

Band 46	27,958.307	10.40	290,766

	266,742.706		$ 2,876,718

Wells Fargo Advantage Money Market Fund

Contracts in accumulation period:

Band 10	2,282.560	$ 10.23	$ 23,351

Band 14	18,388.382	10.15	186,642

Band 17	342.330	10.08	3,451

Band 46	9,867.033	10.24	101,038

	30,880.305		$ 314,482

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wells Fargo Advantage Small Cap Growth Fund

Contracts in accumulation period:

Band 6	2,360.802	$ 15.15	$ 35,766

Band 10	24,202.018	15.03	363,756

Band 14	12,728.420	14.91	189,781

Band 17	19,352.911	14.81	286,617

Band 20	1,841.102	14.93	27,488

Band 46	474.602	12.99	6,165

	60,959.855		$ 909,573

Wells Fargo Advantage Total Return Bond Fund

Contracts in accumulation period:

Band 6	30,416.843	$ 10.73	$ 326,373

Band 10	44,744.064	10.65	476,524

Band 14	26,471.220	10.56	279,536

Band 15	1,983.585	10.54	20,907

Band 17	9,538.756	10.49	100,062

Band 46	17,071.804	10.12	172,767

	130,226.272		$ 1,376,169

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Bands	Products
Band 1	Golden VAC 80, ING GoldenSelect DVA 080
Band 2	Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100

Band 3 Band 4

ING GoldenSelect DVA Series 100

ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature Variable Annuity Option Package I, ING Golden Select DVA Plus 125, ING SmartDesign Signature Variable Annuity 125

Band 5	ING GoldenSelect DVA Plus - Standard (post January 2000 & post 2000), ING Golden Select DVA Plus 130

Band 6

First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000), ING GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus - Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II - Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard, WellsFargo ING Opportunities - Standard, ING Golden Select DVA Plus 140, ING GoldenSelect Access 140, ING GoldenSelect ESII 140, ING

GoldenSelect Generations Variable Annuity 140, ING GoldenSelect Opportunities Variable 140, ING GoldenSelect Premium Plus 140, Wells Fargo ING Opportunities Variable Annuity 140

Band 7

Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January 2000), ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access - Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet (post 2000), ING GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145; ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145, Fleet Premium Plus 145, ING Golden Select DVA Plus 145, ING GoldenSelect Access 145, ING GoldenSelect ESII 145, ING GoldenSelect Generations Variable Annuity 145, ING GoldenSelect Opportunities Variable 145, ING GoldenSelect Premium Plus 145, ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145

Band 8

Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus - 7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post 2000), ING GoldenSelect DVA Plus - Max 5.5 (post January 2000), ING GoldenSelect Access - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities - 5.5% Solution; Wells Fargo ING Opportunities Variable Annuity 155, ING GoldenSelect Access 155, ING GoldenSelect ESII 155, ING GoldenSelect Generations Variable Annuity 155, ING GoldenSelect Opportunities Variable 155, ING GoldenSelect Premium Plus 155

Band 9

Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5% Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution (post January 2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign Signature Variable Annuity 160, ING Golden Select DVA Plus 160, ING GoldenSelect Access 160, ING GoldenSelect Premium Plus 160

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Bands	Products

Band 10	ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect ES II - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual
Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends – Standard,
Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165,
ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual
Ratchet, ING SmartDesign Advantage Variable Annuity 165, ING Golden Select DVA Plus
165, ING GoldenSelect ESII 165, ING GoldenSelect Generations Variable Annuity 165,
ING GoldenSelect Landmark Variable Annuity 165, ING GoldenSelect Legends - Standard,
ING GoldenSelect Opportunities Variable 165, ING Simplicity Variable Annuity125, Wells
Fargo ING Opportunities Variable Annuity 165

Band 11	Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING
GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max 5.5
(post January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post 2000), ING
Golden Select DVA Plus 155, ING GoldenSelect ES II - Max 5.5 (post 2000), ING
GoldenSelect Premium Plus - 7% Solution (pre February 2000), ING GoldenSelect
Premium Plus - Annual Ratchet (post 2000), ING Golden Select Premium Plus - Max 5.5
(post January 2000), ING Golden Select Opportunities - Max 5.5, Wells Fargo
Opportunities - Max 5.5, ING GoldenSelect Access 170, ING GoldenSelect ESII 170, ING
GoldenSelect Generations Variable Annuity 170, ING GoldenSelect Opportunities Variable
170, ING GoldenSelect Premium Plus 170, Wells Fargo ING Opportunities Variable
Annuity 170

Band 12	ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7
(post January 2000 and post 2000), ING GoldenSelect Premium Plus - Max 5.5 (post 2000),
ING GoldenSelect ES II - 7% Solution (post 2000), ING GoldenSelect Generations - 7%
Solution, ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities
Variable Annuity 175, ING Golden Select DVA Plus 175, ING GoldenSelect Access 175,
ING GoldenSelect DVA Plus, ING GoldenSelect ESII 175, ING GoldenSelect Generations
Variable Annuity 175, ING GoldenSelect Opportunities Variable 175, ING GoldenSelect
Premium Plus 175

Band 13	ING GoldenSelect Access - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect Access - Standard (post April 2001), ING GoldenSelect Generations Variable
Annuity 150, ING GoldenSelect Premium Plus - 7% Solution (post January 2000 and post
2000), ING GoldenSelect Landmark - 5.5% Solution, ING SmartDesign Advantage
Variable Annuity, Wells Fargo ING Landmark - 5.5% Solution, Wells Fargo ING
Opportunities Variable Annuity 180, Fleet Premium Plus 180, ING GoldenSelect Access
180, ING GoldenSelect ESII 180, ING GoldenSelect Generations Variable Annuity 180,
ING GoldenSelect Landmark Variable Annuity 180, ING GoldenSelect Opportunities
Variable 180, ING GoldenSelect Premium Plus 180, ING SmartDesign Advantage Variable
Annuity 180, Wells Fargo ING Landmark Variable Annuity 180

Band 14	Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post
2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends –
Quarterly, ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post 2000),
ING GoldenSelect Premium Plus, ING GoldenSelect Premium Plus (Citigroup/Smith
Barney), Wells Fargo ING Landmark - Annual Ratchet, ING GoldenSelect Access 190,
ING GoldenSelect Landmark Variable Annuity 190, ING GoldenSelect Legends -
Quarterly, ING GoldenSelect Premium Plus 190, Wells Fargo ING Landmark Variable
Annuity 190

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Bands	Products

Band 15	ING GoldenSelect Access - 5.5% Solution (post April 2001), ING GoldenSelect ES II 195,
ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max
5.5, ING GoldenSelect Legends –WA Combo, ING Golden Select Opportunities Variable
195, ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195,
ING SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING
SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity
195, Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable
Annuity 195, ING GoldenSelect Access 195, ING GoldenSelect Landmark Variable
Annuity 195, ING SmartDesign Signature Variable Annuity 195, Wells Fargo ING
Landmark Variable Annuity 195

Band 16	ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark
Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205, ING
GoldenSelect Access 205, ING GoldenSelect Legends 205

Band 17	ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark
(Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect
Legends – Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark
Variable Annuity, Wells Fargo Landmark - Max 7, ING GoldenSelect Access 210, ING
GoldenSelect Landmark Variable Annuity 210, Wells Fargo ING Landmark Variable
Annuity 210

Band 18	ING GoldenSelect Access - 7% Solution (post April 2001), ING GoldenSelect Access 215

Band 19	ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING
GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable
Annuity 225, ING GoldenSelect Access 225

Band 20	ING GoldenSelect ESII, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect
Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities,
ING GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity
185, Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities -
Max 7, ING GoldenSelect ESII 185, ING GoldenSelect Generations Variable Annuity 185,
ING GoldenSelect Opportunities Variable 185, Wells Fargo ING Opportunities Variable
Annuity 185

Band 21	ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable
Annuity 200, Wells Fargo ING Landmark - 7% Solution, ING GoldenSelect Landmark
Variable Annuity 200, Wells Fargo ING Landmark Variable Annuity 200

Band 22	Granite PrimElite - Standard, ING GoldenSelect Granite PrimElite 125

Band 23	ING GoldenSelect Granite PrimElite - Annual Ratchet; ING GoldenSelect Granite PrimElite
140
Band 24	ING GoldenSelect Access One

Band 25	ING GoldenSelect Value

Band 26	ING SmartDesign Variable Annuity Option I, ING SmartDesign Variable Annuity 095

Band 27	ING SmartDesign Variable Annuity Option II, ING SmartDesign Variable Annuity 125

Band 28	ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III, ING
SmartDesign Variable Annuity 140

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Bands	Products

Band 29	ING SmartDesign Variable Annuity Bonus Option I, ING SmartDesign Variable Annuity
145
Band 30	ING SmartDesign Variable Annuity Bonus Option II, ING SmartDesign Variable Annuity
175
Band 31	ING SmartDesign Variable Annuity Bonus Option III, ING SmartDesign Variable Annuity
190
Band 32	ING SmartDesign Advantage Bonus Option I, ING SmartDesign Advantage Variable
Annuity 220
Band 33	ING SmartDesign Advantage Bonus Option II, ING SmartDesign Advantage Variable
Annuity 240
Band 34	ING SmartDesign Advantage Bonus Option III, ING SmartDesign Advantage Variable
Annuity 255
Band 35	ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I, ING
Focus Variable Annuity 075, ING Rollover Choice 075
Band 36	ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING
Focus VA Option II, ING Focus Variable Annuity 095, ING Rollover Choice 095
Band 37	ING Rollover Choice Option III (prior to August 7, 2003), ING Rollover Choice 110
Band 38	ING Rollover Choice Option I, ING Rollover Choice 100
Band 39	ING Rollover Choice Option II, ING Rollover Choice 120
Band 40	ING Rollover Choice Option III, ING Rollover Choice 135
Band 41	ING SmartDesign Signature Option I, ING SmartDesign Signature Variable Annuity 175
Band 42	ING SmartDesign Signature Option II, ING SmartDesign Signature Variable Annuity 210
Band 43	ING SmartDesign Signature Option III,
Band 44	ING SmartDesign Advantage Variable Annuity 245,
Band 45	ING SmartDesign Advantage Variable Annuity 260,
Band 46	ING GoldenSelect Landmark Variable Annuity 220, ING GoldenSelect Legends 220, Wells
Fargo ING Landmark Variable Annuity 220
Band 47	ING GoldenSelect Access 235
Band 49	ING Simplicity Variable Annuity 200
Band 50	ING Architect Variable Annuity 180
Band 51	ING Architect Variable Annuity 210
Band 52	ING Architect Variable Annuity 145
Band 53	ING Architect Variable Annuity 170
Band 54	ING Architect Variable Annuity 200
Band 55	ING Architect Variable Annuity 155

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004 2003 and 2002 follows:

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Leisure Fund - Series I Shares
2006	3,723	$12.12 to $14.64	$ 52,417	1.08%	0.95% to 2.60%	21.32% to 23.44%
2005	4,687	$9.96 to $11.86	53,911	1.11%	0.95% to 2.60%	-3.68% to -2.15%
2004	4,713	$10.86 to $12.18	55,920	0.37%	0.95% to 2.60%	10.48% to 12.33%
2003	3,232	$10.50 to $10.91	34,410	-	0.95% to 2.55%	25.45% to 27.42%
2002	724	$8.39 to $8.47	6,097	(a)	0.95% to 2.25%	(a)
Columbia Asset Allocation Fund, Variable Series - Class A
2006	36	$14.77 to $15.06	540	2.44%	1.40% to 1.90%	9.65% to 10.25%
2005	38	$13.47 to $13.66	523	2.49%	1.40% to 1.90%	4.65% to 5.08%
2004	46	$12.91 to $13.00	601	2.33%	1.40% to 1.80%	8.03% to 8.42%
2003	50	$11.95 to $11.99	601	(b)	1.40% to 1.80%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Columbia Federal Securities Fund, Variable Series - Class A
2006	8	$10.56 to $10.72	81	5.54%	1.40% to 1.80%	1.83% to 2.29%
2005	8	$10.37 to $10.48	85	5.71%	1.40% to 1.80%	0.78% to 1.06%
2004	9	$10.29 to $10.37	90	5.65%	1.40% to 1.80%	2.38% to 2.78%
2003	9	$10.07 to $10.09	87	(b)	1.40% to 1.70%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Columbia Large Cap Growth Fund, Variable Series - Class A
2006	48	$11.34 to $11.44	547	0.35%	1.40% to 1.90%	8.21% to 8.65%
2005	49	$10.48 to $10.53	515	(d)	1.40% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Columbia Small Company Growth Fund, Variable
Series - Class A
2006	4	$18.21 to $18.49	$ 82	-	1.40% to 1.80%	10.36% to 10.85%
2005	5	$16.50 to $16.68	78	-	1.40% to 1.80%	0.86% to 1.28%
2004	5	$16.36 to $16.47	81	-	1.40% to 1.80%	9.50% to 9.95%
2003	5	$14.94 to $14.98	75	(b)	1.40% to 1.80%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2006	28,119	$11.61 to $16.03	376,023	2.91%	0.75% to 2.60%	16.83% to 19.05%
2005	24,383	$10.48 to $13.50	276,545	1.36%	0.75% to 2.60%	2.87% to 4.79%
2004	22,427	$10.58 to $12.92	245,414	1.17%	0.75% to 2.60%	8.40% to 10.38%
2003	14,541	$9.76 to $11.73	145,256	0.47%	0.75% to 2.55%	26.75% to 29.08%
2002	3,054	$7.70 to $7.91	23,851	1.09%	0.75% to 2.55%	-18.95% to -17.69%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2006	39,889	$10.97 to $16.87	561,251	1.09%	0.75% to 2.60%	8.54% to 10.61%
2005	20,525	$11.89 to $15.29	267,908	0.04%	0.75% to 2.60%	13.64% to 15.83%
2004	3,777	$10.75 to $13.24	46,859	0.15%	0.75% to 2.60%	12.23% to 14.31%
2003	1,945	$10.63 to $11.62	21,313	0.13%	0.75% to 2.55%	25.06% to 27.26%
2002	513	$8.50 to $8.73	4,438	0.37%	0.75% to 2.55%	-12.19% to -10.28%
Franklin Small Cap Value Securities Fund - Class 2
2006	304	$17.83 to $18.63	5,563	0.60%	0.75% to 1.35%	15.42% to 16.12%
2005	152	$15.41 to $16.08	2,400	0.59%	0.75% to 1.35%	7.34% to 7.94%
2004	69	$14.39 to $14.94	1,018	0.16%	0.75% to 1.35%	22.57% to 22.82%
2003	20	$11.74 to $11.79	236	-	0.75% to 0.95%	30.88% to 31.15%
2002	2	$8.97 to $8.99	17	(a)	0.75% to 0.95%	(a)
Mutual Shares Securities Fund - Class 2
2006	7,108	$10.79 to $11.40	77,146	(e)	0.95% to 2.60%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET Fund - Series Q
2006	5,978	$10.27 to $10.94	$ 63,567	3.98%	1.45% to 2.70%	2.70% to 3.99%
2005	7,851	$10.00 to $10.52	80,727	3.83%	1.45% to 2.70%	-1.19% to 0.10%
2004	10,392	$10.01 to $10.58	107,135	3.52%	1.25% to 3.05%	-1.18% to 0.67%
2003	12,692	$10.13 to $10.51	131,095	-	1.25% to 3.05%	2.01% to 3.85%
2002	16,855	$9.93 to $10.12	169,029	2.51%	0.75% to 2.55%	-0.70% to 1.20%
ING GET Fund - Series R
2006	6,348	$10.48 to $11.43	69,901	3.45%	1.25% to 3.05%	3.56% to 5.44%
2005	7,932	$10.12 to $10.84	83,419	3.33%	1.25% to 3.05%	-1.36% to 0.37%
2004	10,766	$10.26 to $10.80	113,390	3.15%	1.25% to 3.05%	-0.39% to 1.50%
2003	12,873	$10.30 to $10.64	134,755	0.01%	1.25% to 3.05%	2.90% to 4.72%
2002	16,911	$10.01 to $10.16	170,526	(a)	0.75% to 2.55%	(a)
ING GET Fund - Series S
2006	7,027	$10.49 to $11.39	77,208	3.00%	1.25% to 3.05%	4.07% to 5.95%
2005	9,254	$10.08 to $10.75	96,724	2.65%	1.25% to 3.05%	-1.18% to 0.56%
2004	12,848	$10.20 to $10.69	134,146	2.60%	1.25% to 3.05%	-0.39% to 1.42%
2003	15,576	$10.24 to $10.54	161,820	0.09%	1.25% to 3.05%	2.61% to 4.56%
2002	21,867	$9.98 to $10.08	219,270	(a)	0.75% to 2.55%	(a)
ING GET Fund - Series T
2006	7,469	$10.45 to $11.30	81,509	2.97%	1.25% to 3.05%	3.36% to 5.31%
2005	9,999	$10.11 to $10.73	104,417	2.74%	1.25% to 3.05%	-1.46% to 0.28%
2004	13,033	$10.26 to $10.70	136,447	2.76%	1.25% to 3.05%	-0.48% to 1.33%
2003	15,618	$10.31 to $10.56	162,882	0.13%	1.25% to 3.05%	2.69% to 4.55%
2002	23,643	$10.04 to $10.10	237,948	(a)	0.75% to 2.55%	(a)
ING GET Fund - Series U
2006	7,625	$10.70 to $11.52	85,061	2.43%	1.25% to 3.05%	4.09% to 6.08%
2005	11,149	$10.28 to $10.86	117,807	2.19%	1.25% to 3.05%	-1.63% to 0.09%
2004	13,476	$10.45 to $10.85	143,398	1.90%	1.25% to 3.05%	0.29% to 2.17%
2003	16,063	$10.42 to $10.62	168,926	-	1.25% to 3.05%	4.30% to 6.20%
2002	105	$9.99 to $10.00	1,048	(a)	0.75% to 2.20%	(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET Fund - Series V
2006	12,053	$9.48 to $10.15	$ 118,802	2.27%	1.25% to 3.05%	1.28% to 3.05%
2005	18,502	$9.36 to $9.85	177,886	1.95%	1.25% to 3.05%	-2.19% to -0.40%
2004	23,741	$9.57 to $9.89	231,312	1.01%	1.25% to 3.05%	-0.73% to 1.12%
2003	33,567	$9.64 to $9.78	325,984	(b)	1.25% to 3.05%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
2006	21,366	$10.48 to $22.11	423,458	-	0.80% to 2.60%	-0.88% to 0.96%
2005	23,276	$10.58 to $21.90	465,921	-	0.80% to 2.60%	4.46% to 6.00%
2004	26,948	$18.17 to $20.66	517,639	-	0.80% to 2.25%	16.85% to 18.53%
2003	28,328	$15.55 to $17.43	462,824	-	0.80% to 2.25%	63.34% to 65.68%
2002	24,777	$9.52 to $10.52	246,769	-	0.80% to 2.25%	-31.66% to -30.56%
ING AllianceBernstein Mid Cap Growth
Portfolio - Service 2 Class
2006	1,116	$10.51 to $21.33	18,807	-	1.40% to 2.20%	-0.66% to 0.19%
2005	986	$10.58 to $21.29	17,341	-	1.40% to 2.20%	4.45% to 5.14%
2004	680	$10.78 to $20.25	12,840	-	1.40% to 2.10%	17.19% to 17.66%
2003	270	$17.10 to $17.21	4,624	-	1.40% to 1.85%	63.64% to 64.53%
2002	14	$10.45 to $10.46	148	(a)	1.40% to 1.85%	(a)
ING American Funds Growth Portfolio
2006	138,030	$10.99 to $14.87	1,979,019	0.18%	0.75% to 2.60%	6.76% to 8.77%
2005	113,508	$10.57 to $13.69	1,516,773	-	0.75% to 2.60%	12.69% to 14.48%
2004	72,179	$10.64 to $11.96	854,063	0.01%	0.95% to 2.60%	9.04% to 10.84%
2003	12,298	$10.73 to $10.79	132,320	(b)	0.95% to 2.55%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds Growth-Income Portfolio
2006	100,590	$11.15 to $14.17	1,374,118	0.69%	0.75% to 2.60%	11.59% to 13.72%
2005	84,695	$10.10 to $12.48	1,031,247	0.35%	0.75% to 2.60%	2.55% to 4.26%
2004	55,830	$10.60 to $11.97	661,150	0.16%	0.95% to 2.60%	6.94% to 8.72%
2003	9,106	$10.95 to $11.01	99,959	(b)	0.95% to 2.55%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Funds International Portfolio
2006	58,897	$11.54 to $19.20	$ 1,078,309	0.71%	0.75% to 2.60%	15.21% to 17.53%
2005	43,010	$10.99 to $16.38	683,490	0.49%	0.75% to 2.60%	17.83% to 19.82%
2004	23,418	$11.16 to $13.67	316,864	0.22%	0.95% to 2.60%	15.64% to 17.45%
2003	3,906	$11.57 to $11.64	45,340	(b)	0.95% to 2.55%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING BlackRock Large Cap Growth
Portfolio - Service Class
2006	11,782	$10.38 to $12.92	145,523	-	0.75% to 2.60%	4.34% to 6.25%
2005	12,937	$10.88 to $12.16	151,911	-	0.80% to 2.60%	7.76% to 9.39%
2004	1,738	$10.69 to $11.08	18,861	-	0.90% to 2.25%	8.64% to 10.03%
2003	1,372	$9.84 to $10.07	13,630	-	0.90% to 2.25%	24.09% to 25.88%
2002	345	$7.93 to $8.00	2,742	(a)	0.90% to 2.15%	(a)
ING BlackRock Large Cap Value
Portfolio - Service Class
2006	5,107	$11.24 to $14.53	70,539	0.59%	0.80% to 2.60%	13.51% to 15.32%
2005	3,466	$10.53 to $12.64	42,124	-	0.80% to 2.45%	2.92% to 4.46%
2004	3,468	$11.64 to $12.10	40,913	0.27%	0.80% to 2.25%	8.99% to 10.53%
2003	2,431	$10.68 to $10.90	26,184	0.21%	0.80% to 2.25%	28.33% to 30.00%
2002	710	$8.32 to $8.40	5,931	(a)	0.80% to 2.25%	(a)
ING BlackRock Large Cap Value
Portfolio - Service 2 Class
2006	291	$11.96 to $17.15	4,559	0.51%	1.40% to 2.20%	13.69% to 14.64%
2005	225	$10.52 to $14.96	3,132	-	1.40% to 2.20%	2.92% to 3.60%
2004	170	$10.63 to $14.44	2,421	0.19%	1.40% to 2.10%	9.33% to 9.81%
2003	61,511	$13.07 to $13.15	805	0.23%	1.40% to 1.85%	28.64% to 29.30%
2002	5	$10.16 to $10.17	48	(a)	1.65% to 1.85%	(a)
ING Capital Guardian Small/Mid Cap
Portfolio - Service Class
2006	20,747	$11.01 to $23.11	417,603	0.42%	0.50% to 2.55%	10.10% to 12.18%
2005	24,982	$10.00 to $20.60	455,371	0.17%	0.50% to 2.55%	-3.25% to -1.48%
2004	28,547	$17.83 to $20.91	538,021	0.19%	0.50% to 2.25%	5.07% to 6.96%
2003	30,090	$16.97 to $19.55	537,286	0.15%	0.50% to 2.25%	37.19% to 39.64%
2002	26,339	$12.37 to $14.00	341,146	0.12%	0.80% to 2.25%	-27.11% to -25.80%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Capital Guardian Small/Mid Cap
Portfolio - Service 2 Class
2006	666	$10.89 to $15.38	$ 9,395	0.35%	1.40% to 2.20%	10.00% to 10.97%
2005	711	$9.88 to $13.86	9,138	0.16%	1.40% to 2.20%	-3.33% to -2.60%
2004	582	$10.22 to $14.23	7,939	0.38%	1.40% to 2.10%	5.31% to 5.80%
2003	310	$13.37 to $13.45	4,148	0.18%	1.40% to 1.85%	37.55% to 38.23%
2002	33	$9.72 to $9.73	321	(a)	1.40% to 1.85%	(a)
ING Capital Guardian U.S. Equities
Portfolio - Service Class
2006	46,101	$10.91 to $13.26	561,314	0.44%	0.50% to 2.60%	7.63% to 9.77%
2005	53,019	$10.48 to $12.08	595,801	0.43%	0.50% to 2.40%	3.82% to 5.59%
2004	60,199	$10.48 to $11.44	648,655	0.19%	0.50% to 2.25%	6.83% to 8.75%
2003	55,938	$9.81 to $10.52	561,288	0.05%	0.50% to 2.25%	33.65% to 36.09%
2002	39,602	$7.34 to $7.73	295,688	0.25%	0.50% to 2.25%	-25.48% to -24.22%
ING Capital Guardian U.S. Equities
Portfolio - Service 2 Class
2006	703	$11.28 to $16.87	11,099	0.34%	1.40% to 2.20%	7.63% to 8.56%
2005	746	$10.48 to $15.54	10,963	0.36%	1.40% to 2.20%	3.91% to 4.65%
2004	692	$10.48 to $14.85	10,041	0.23%	1.40% to 2.10%	7.07% to 7.53%
2003	495	$13.72 to $13.81	6,805	-	1.40% to 1.85%	33.85% to 34.47%
2002	32	$10.25 to $10.27	333	(a)	1.40% to 1.85%	(a)
ING EquitiesPlus Portfolio - Service Class
2006	11,784	$10.68 to $10.78	126,427	(e)	0.90% to 2.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING EquitiesPlus Portfolio - Service 2 Class
2006	3	$10.69	33	(e)	1.95%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Evergreen Health Sciences
Portfolio - Service Class
2006	16,005	$11.22 to $12.28	$ 192,226	-	0.80% to 2.60%	10.88% to 12.96%
2005	14,969	$10.26 to $10.96	160,600	0.01%	0.80% to 2.60%	7.63% to 9.37%
2004	2,972	$9.82 to $9.94	29,371	(c)	0.95% to 2.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Evergreen Omega Portfolio - Service Class
2006	950	$10.53 to $11.89	10,532	-	0.75% to 2.60%	2.84% to 4.85%
2005	748	$10.22 to $11.34	7,994	-	0.75% to 2.60%	1.72% to 2.95%
2004	290	$10.42 to $10.52	3,037	(c)	0.95% to 2.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Evergreen Omega Portfolio - Service 2 Class
2006	122	$10.53 to $11.15	1,331	-	1.40% to 2.20%	3.03% to 4.01%
2005	91	$10.22 to $10.72	961	-	1.40% to 2.20%	1.63% to 2.29%
2004	30	$10.43 to $10.48	317	(c)	1.40% to 2.10%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING FMRSM Diversified Mid Cap
Portfolio - Service Class
2006	43,307	$10.93 to $15.29	627,079	-	0.80% to 2.60%	9.06% to 11.10%
2005	43,185	$10.18 to $13.79	569,837	-	0.80% to 2.60%	14.35% to 15.88%
2004	21,954	$11.22 to $11.90	252,365	0.13%	0.90% to 2.25%	21.30% to 22.93%
2003	17,427	$9.25 to $9.68	164,205	-	0.90% to 2.25%	30.47% to 32.42%
2002	12,695	$7.09 to $7.31	91,159	0.29%	0.90% to 2.25%	-21.13% to -20.11%
ING FMRSM Diversified Mid Cap
Portfolio - Service 2 Class
2006	2,079	$12.86 to $19.30	36,090	-	1.40% to 2.20%	9.35% to 10.22%
2005	1,777	$11.76 to $17.51	28,369	-	1.40% to 2.20%	14.30% to 15.12%
2004	666	$11.82 to $15.21	9,744	0.22%	1.40% to 2.10%	21.57% to 22.07%
2003	303	$12.38 to $12.46	3,754	-	1.40% to 1.85%	30.73% to 31.43%
2002	23	$9.47 to $9.48	220	(a)	1.40% to 1.85%	(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Large Cap Growth Portfolio - Service Class
2006	17,491	$9.90 to $10.72	$ 185,025	-	0.75% to 2.60%	-0.10% to 1.52%
2005	880	$10.44 to $10.56	9,242	(d)	0.95% to 2.60%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Mid Cap Growth Portfolio - Service Class
2006	18,896	$10.48 to $29.31	473,531	-	0.50% to 2.60%	1.85% to 4.08%
2005	22,473	$10.26 to $28.16	552,840	-	0.50% to 2.60%	0.79% to 2.59%
2004	27,088	$22.90 to $27.45	661,572	-	0.50% to 2.25%	12.48% to 14.47%
2003	29,373	$20.36 to $23.98	634,357	-	0.50% to 2.25%	36.01% to 38.45%
2002	27,548	$14.97 to $17.32	435,581	-	0.50% to 2.25%	-49.97% to -49.07%
ING FMRSM Mid Cap Growth Portfolio - Service 2 Class
2006	1,377	$10.48 to $15.85	19,718	-	1.40% to 2.20%	2.14% to 2.99%
2005	1,345	$10.26 to $15.39	19,172	-	1.40% to 2.20%	0.74% to 1.52%
2004	1,170	$10.80 to $15.16	17,093	-	1.40% to 2.10%	12.70% to 13.22%
2003	722	$13.31 to $13.39	9,625	-	1.40% to 1.85%	36.48% to 37.05%
2002	56	$9.75 to $9.77	549	-	1.40% to 1.80%	-
ING Franklin Income Portfolio - Service Class
2006	14,383	$10.84 to $11.02	156,693	(e)	0.95% to 2.60%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Franklin Income Portfolio - Service 2 Class
2006	268	$10.86 to $10.92	2,916	(e)	1.40% to 2.20%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Global Real Estate Portfolio - Service Class
2006	5,601	$12.93 to $13.67	$ 76,113	(e)	0.95% to 2.60%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Real Estate Portfolio - Service 2 Class
2006	133	$13.53 to $13.60	1,807	(e)	1.40% to 2.20%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Resources Portfolio - Service Class
2006	16,489	$11.47 to $40.06	529,809	0.18%	0.80% to 2.60%	18.24% to 20.44%
2005	13,480	$13.27 to $33.26	373,920	0.72%	0.80% to 2.60%	34.63% to 36.65%
2004	8,900	$19.26 to $24.34	187,945	0.95%	0.80% to 2.25%	4.05% to 5.55%
2003	6,911	$18.51 to $23.06	140,016	0.37%	0.80% to 2.25%	48.79% to 51.02%
2002	4,986	$12.44 to $15.93	67,753	0.68%	0.50% to 2.25%	-1.50% to 4.32%
ING Global Resources Portfolio - Service 2 Class
2006	1,445	$16.53 to $25.03	31,781	0.10%	1.40% to 2.20%	18.49% to 19.47%
2005	1,203	$13.95 to $20.95	22,547	0.75%	1.40% to 2.20%	34.72% to 35.69%
2004	688	$10.54 to $15.44	10,201	1.36%	1.40% to 2.10%	4.23% to 4.75%
2003	207	$14.66 to $14.74	3,037	0.45%	1.40% to 1.85%	49.29% to 49.95%
2002	10	$9.82 to $9.83	97	(a)	1.40% to 1.85%	(a)
ING Global Technology Portfolio - Service Class
2006	10,440	$7.32 to $12.40	80,357	-	0.90% to 2.60%	6.45% to 8.25%
2005	10,325	$6.85 to $11.46	73,104	-	0.90% to 2.60%	-0.44% to 0.97%
2004	9,719	$6.88 to $7.24	68,251	-	0.90% to 2.25%	9.03% to 10.53%
2003	8,371	$6.31 to $6.55	53,622	-	0.90% to 2.25%	37.77% to 39.66%
2002	2,769	$4.58 to $4.69	12,802	-	0.90% to 2.25%	-39.50% to -38.61%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Global Technology Portfolio - Service 2 Class
2006	442	$10.83 to $17.14	$ 6,829	-	1.40% to 2.20%	6.70% to 7.60%
2005	395	$10.15 to $15.93	5,748	-	1.40% to 2.20%	-0.36% to 0.38%
2004	283	$11.16 to $15.87	4,337	-	1.40% to 2.10%	9.26% to 9.75%
2003	180	$14.37 to $14.46	2,595	-	1.40% to 1.85%	38.17% to 38.77%
2002	5	$10.40 to $10.42	53	(a)	1.40% to 1.85%	(a)
ING International Portfolio - Service Class
2006	11,623	$12.58 to $14.58	155,944	1.62%	0.90% to 2.35%	18.73% to 20.50%
2005	14,319	$10.59 to $12.10	160,706	2.39%	0.90% to 2.35%	8.06% to 9.50%
2004	17,199	$9.80 to $11.15	177,640	0.92%	0.80% to 2.25%	14.09% to 15.78%
2003	17,997	$8.59 to $9.63	162,082	0.25%	0.80% to 2.25%	26.32% to 28.23%
2002	16,969	$6.80 to $7.46	120,477	0.75%	0.90% to 2.25%	-18.76% to -16.93%
ING International Portfolio - Service 2 Class
2006	584	$13.25 to $18.66	10,449	1.54%	1.40% to 2.20%	18.73% to 19.77%
2005	673	$11.16 to $15.58	10,090	2.55%	1.40% to 2.20%	8.00% to 8.72%
2004	646	$11.37 to $14.33	9,037	1.23%	1.40% to 2.10%	14.35% to 14.92%
2003	401	$12.40 to $12.47	4,980	0.31%	1.40% to 1.85%	26.66% to 27.24%
2002	26	$9.79 to $9.80	254	(a)	1.40% to 1.85%	(a)
ING Janus Contrarian Portfolio - Service Class
2006	10,578	$11.99 to $16.07	149,666	0.42%	0.90% to 2.60%	19.84% to 22.00%
2005	6,969	$11.34 to $13.19	81,462	0.06%	0.90% to 2.60%	12.73% to 14.58%
2004	6,384	$10.03 to $11.52	65,678	-	0.90% to 2.55%	14.50% to 16.05%
2003	6,039	$8.76 to $9.16	53,911	-	0.90% to 2.25%	46.98% to 48.94%
2002	3,609	$5.96 to $6.15	21,794	-	0.90% to 2.25%	-27.58% to -26.61%
ING Janus Contrarian Portfolio - Service 2 Class
2006	370	$13.90 to $22.67	7,234	0.34%	1.40% to 2.20%	20.14% to 21.10%
2005	225	$11.57 to $18.72	3,755	0.07%	1.40% to 2.20%	13.00% to 13.80%
2004	136	$11.31 to $16.45	2,177	-	1.40% to 2.10%	14.73% to 15.28%
2003	56	$14.91 to $14.27	801	-	1.40% to 1.85%	47.51% to 48.18%
2002	6	$9.62 to $9.63	56	(a)	1.40% to 1.75%	(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Emerging Markets Equity
Portfolio - Adviser Class
2006	1,436	$18.58 to $28.83	$ 35,277	0.49%	1.40% to 2.20%	32.71% to 33.78%
2005	1,054	$14.00 to $21.55	19,778	0.08%	1.40% to 2.20%	31.71% to 32.62%
2004	467	$11.10 to $16.25	7,217	0.63%	1.40% to 2.10%	15.52% to 16.07%
2003	140	$13.92 to $14.00	1,956	0.20%	1.40% to 1.85%	43.51% to 44.18%
2002	8	$9.70 to $9.71	79	(a)	1.40% to 1.85%	(a)
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
2006	27,668	$13.29 to $19.65	502,767	0.50%	0.80% to 2.60%	32.26% to 34.68%
2005	22,412	$13.00 to $14.59	305,326	0.07%	0.80% to 2.60%	31.85% to 33.73%
2004	14,735	$9.86 to $10.91	151,706	0.38%	0.80% to 2.25%	15.05% to 16.81%
2003	12,265	$8.57 to $9.34	109,258	0.21%	0.80% to 2.25%	43.31% to 45.48%
2002	9,702	$5.98 to $6.42	60,000	-	0.80% to 2.25%	-12.70% to -11.45%
ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
2006	16,274	$11.18 to $15.92	239,483	-	0.80% to 2.60%	13.63% to 15.74%
2005	13,753	$10.36 to $13.89	177,486	-	0.80% to 2.60%	-13.35% to 1.91%
2004	11,640	$13.63	158,627	-	0.80% to 2.60%	23.68% to 33.89%
2003	6,338	$10.18 to $11.02	65,484	-	0.80% to 2.55%	30.85% to 33.12%
2002	1,212	$7.79 to $7.87	9,490	(a)	0.90% to 2.40%	(a)
ING JPMorgan Small Cap Core Equity
Portfolio - Service 2 Class
2006	3,320	$11.79 to $18.21	54,102	-	1.40% to 2.20%	13.91% to 14.82%
2005	3,144	$10.35 to $15.86	45,409	-	1.40% to 2.20%	1.34% to 2.12%
2004	2,183	$11.93 to $15.53	32,610	-	1.40% to 2.10%	23.45% to 24.04%
2003	889	$2.45 to $12.52	11,088	-	1.40% to 1.85%	31.33% to 31.93%
2002	54	$9.48 to $9.49	511	(a)	1.40% to 1.85%	(a)
ING JPMorgan Value Opportunities Portfolio - Service Class
2006	5,579	$11.65 to $12.69	69,946	0.29%	0.95% to 2.60%	16.95% to 18.93%
2005	3,843	$10.55 to $10.67	40,813	(d)	0.95% to 2.60%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Value Opportunities
Portfolio - Service 2 Class
2006	137	$12.40 to $12.57	$ 1,710	0.61%	1.40% to 2.20%	17.31% to 18.25%
2005	81	$10.57 to $10.63	864	(d)	1.40% to 2.20%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Julius Baer Foreign Portfolio - Service Class
2006	36,012	$12.18 to $19.50	630,618	-	0.80% to 2.60%	25.82% to 28.14%
2005	25,762	$11.80 to $15.36	356,543	0.07%	0.80% to 2.60%	12.41% to 14.30%
2004	15,131	$11.44 to $13.55	185,592	0.11%	0.90% to 2.60%	14.85% to 16.87%
2003	3,272	$10.44 to $11.69	34,644	0.99%	0.90% to 2.55%	27.94% to 30.06%
2002	608	$8.17 to $8.25	4,990	(a)	0.90% to 2.40%	(a)
ING Julius Baer Foreign Portfolio - Service 2 Class
2006	3,419	$14.88 to $21.13	64,469	-	1.40% to 2.20%	26.21% to 27.29%
2005	2,592	$11.79 to $16.60	39,182	0.03%	1.40% to 2.20%	12.64% to 13.54%
2004	1,245	$11.47 to $14.62	17,516	0.03%	1.40% to 2.10%	15.58% to 16.04%
2003	203	$12.52 to $12.60	2,550	1.03%	1.40% to 1.85%	28.54% to 29.10%
2002	17	$9.74 to $9.76	165	(a)	1.40% to 1.85%	(a)
ING Legg Mason Partners All Cap
Portfolio - Service Class
2006	25,401	$11.47 to $15.45	370,073	0.74%	0.90% to 2.60%	14.96% to 16.87%
2005	29,486	$10.35 to $13.22	370,733	0.48%	0.90% to 2.60%	1.89% to 3.61%
2004	34,853	$10.52 to $12.76	427,236	0.18%	0.90% to 2.55%	5.04% to 6.87%
2003	36,433	$11.11 to $11.94	421,482	0.06%	0.90% to 2.55%	35.73% to 37.56%
2002	29,232	$8.34 to $8.68	247,740	0.22%	0.90% to 2.55%	-27.23% to -26.19%
ING Legg Mason Partners All Cap
Portfolio - Service 2 Class
2006	1,783	$11.92 to $16.54	26,456	0.78%	1.40% to 2.20%	15.06% to 16.07%
2005	1,621	$10.36 to $14.25	21,049	0.57%	1.40% to 2.20%	2.33% to 2.97%
2004	1,115	$10.30 to $13.84	14,779	0.38%	1.40% to 2.10%	5.63% to 6.13%
2003	472	$12.96 to $13.04	6,124	-	1.40% to 1.85%	36.13% to 36.83%
2002	18	$9.52 to $9.53	176	(a)	1.40% to 1.85%	(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Legg Mason Value Portfolio - Service Class
2006	40,578	$9.76 to $13.19	$ 419,720	-	0.75% to 2.60%	3.75% to 5.71%
2005	40,447	$9.40 to $12.60	399,134	-	0.75% to 2.60%	3.24% to 5.12%
2004	30,531	$9.10 to $12.10	288,326	0.14%	0.90% to 2.60%	10.98% to 12.82%
2003	26,637	$8.20 to $10.81	224,722	0.03%	0.90% to 2.55%	19.36% to 21.49%
2002	18,616	$6.87 to $7.13	130,345	0.45%	0.90% to 2.55%	-21.75% to -20.16%
ING Legg Mason Value Portfolio - Service 2 Class
2006	2,257	$11.08 to $14.38	29,989	-	1.40% to 2.20%	4.04% to 4.89%
2005	2,121	$10.65 to $13.71	27,151	-	1.40% to 2.20%	3.59% to 4.34%
2004	1,086	$11.15 to $13.14	13,915	0.20%	1.40% to 2.10%	11.58% to 12.03%
2003	616	$11.66 to $11.73	7,195	-	1.40% to 1.85%	20.06% to 20.58%
2002	60	$9.71 to $9.73	587	(a)	1.40% to 1.85%	(a)
ING LifeStyle Aggressive Growth
Portfolio - Service Class
2006	82,802	$11.48 to $14.11	1,135,564	0.15%	0.95% to 2.60%	15.00% to 17.00%
2005	56,804	$10.82 to $12.06	672,396	0.08%	0.95% to 2.60%	5.01% to 6.73%
2004	19,102	$11.17 to $11.30	214,566	(c)	0.95% to 2.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING LifeStyle Aggressive Growth
Portfolio - Service 2 Class
2006	181	$13.90 to $14.09	2,529	(e)	1.40% to 2.20%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Growth Portfolio - Service Class
2006	207,051	$11.25 to $13.52	2,719,322	0.48%	0.95% to 2.60%	12.43% to 14.30%
2005	118,288	$10.67 to $11.83	1,373,807	0.33%	0.95% to 2.60%	4.07% to 5.82%
2004	42,766	$11.05 to $11.18	475,452	(c)	0.95% to 2.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Growth Portfolio - Service 2 Class
2006	621	$13.27 to $13.46	$ 8,291	(e)	1.40% to 2.20%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Moderate Growth Portfolio - Service Class
2006	169,362	$11.09 to $12.95	2,131,406	0.85%	0.95% to 2.60%	10.44% to 12.32%
2005	109,586	$10.52 to $11.53	1,239,629	0.62%	0.95% to 2.60%	3.03% to 4.82%
2004	41,489	$10.88 to $11.00	453,877	(c)	0.95% to 2.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING LifeStyle Moderate Growth Portfolio - Service 2 Class
2006	407	$12.66 to $12.83	5,180	(e)	1.40% to 2.20%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Moderate Portfolio - Service Class
2006	74,241	$10.93 to $12.51	903,677	1.07%	0.95% to 2.60%	8.53% to 10.41%
2005	46,302	$10.43 to $11.33	515,732	0.84%	0.95% to 2.60%	2.61% to 4.33%
2004	19,609	$10.74 to $10.86	211,827	(c)	0.95% to 2.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING LifeStyle Moderate Portfolio - Service 2 Class
2006	629	$12.20 to $12.36	7,718	(e)	1.40% to 2.20%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Limited Maturity Bond Portfolio - Service Class
2006	10,711	$18.26 to $24.63	$ 216,291	3.51%	0.50% to 2.25%	1.53% to 3.31%
2005	13,640	$17.66 to $23.84	269,644	4.59%	0.50% to 2.25%	-0.67% to 1.10%
2004	18,084	$17.78 to $23.58	357,305	4.19%	0.50% to 2.25%	-0.89% to 0.90%
2003	27,037	$17.94 to $23.37	534,954	0.74%	0.50% to 2.25%	0.56% to 2.32%
2002	28,506	$17.84 to $22.84	558,941	3.62%	0.50% to 2.25%	4.82% to 6.68%
ING Liquid Assets Portfolio - Service Class
2006	46,163	$10.10 to $18.40	710,117	5.15%	0.75% to 2.60%	1.92% to 3.84%
2005	38,622	$9.89 to $17.72	582,359	3.06%	0.75% to 2.60%	0.15% to 2.01%
2004	41,260	$9.83 to $17.37	618,281	1.05%	0.75% to 2.60%	-1.66% to 0.17%
2003	49,098	$9.95 to $18.00	745,674	0.78%	0.50% to 2.55%	-1.78% to 0.22%
2002	66,797	$13.46 to $17.34	1,023,179	1.42%	0.50% to 2.55%	-1.17% to 0.96%
ING Liquid Assets Portfolio - Service 2 Class
2006	1,518	$10.07 to $10.34	15,430	4.99%	1.40% to 2.20%	2.29% to 3.11%
2005	1,143	$9.81 to $10.08	11,307	3.20%	1.40% to 2.20%	0.40% to 1.22%
2004	970	$9.74 to $9.91	9,497	1.14%	1.40% to 2.10%	-1.12% to -0.61%
2003	490	$9.85 to $9.91	4,837	0.81%	1.40% to 1.85%	-1.30% to -0.80%
2002	180	$9.98 to $9.99	1,800	(a)	1.40% to 1.85%	(a)
ING Lord Abbett Affiliated Portfolio - Service Class
2006	11,650	$11.28 to $14.74	155,652	0.80%	0.90% to 2.60%	14.60% to 16.57%
2005	10,892	$10.40 to $12.66	126,090	1.17%	0.90% to 2.55%	2.87% to 4.54%
2004	13,023	$10.85 to $12.11	145,322	0.65%	0.90% to 2.55%	7.43% to 9.01%
2003	13,185	$10.10 to $11.13	136,147	0.18%	0.90% to 2.55%	28.34% to 30.04%
2002	11,516	$7.87 to $8.19	92,136	0.81%	0.90% to 2.55%	-24.69% to -23.67%
ING Lord Abbett Affiliated Portfolio - Service 2 Class
2006	245	$11.94 to $16.41	3,685	0.83%	1.40% to 2.20%	14.70% to 15.73%
2005	208	$10.41 to $14.18	2,804	1.27%	1.40% to 2.20%	3.15% to 3.89%
2004	144	$10.46 to $13.65	1,920	0.82%	1.40% to 2.10%	7.66% to 8.25%
2003	81	$12.54 to $12.61	1,014	0.15%	1.40% to 1.85%	28.72% to 29.20%
2002	30	$9.74 to $9.75	297	(a)	1.65% to 1.85%	(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING MarketPro Portfolio - Service Class
2006	2,785	$10.77 to $11.02	$ 30,233	0.33%	1.25% to 2.35%	8.22% to 8.91%
2005	228	$9.98 to $10.17	2,308	(d)	1.40% to 2.10%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING MarketPro Portfolio - Service 2 Class
2006	812	$10.70 to $10.80	8,727	0.40%	1.40% to 2.20%	7.54% to 7.84%
2005	7	$9.95	66	(d)	1.95% to 2.20%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING MarketStyle Growth Portfolio - Service Class
2006	752	$11.29	8,492	0.08%	2.00%	11.56%
2005	262	$10.12	2,652	(d)	2.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING MarketStyle Moderate Growth Portfolio - Service Class
2006	785	$11.10	8,708	0.27%	2.00%	9.79%
2005	317	$10.11	3,206	(d)	2.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING MarketStyle Moderate Portfolio - Service Class
2006	194	$10.87	2,112	0.29%	2.00%	8.92%
2005	91	$9.98	906	(d)	2.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Marsico Growth Portfolio - Service Class
2006	44,891	$10.86 to $18.69	$ 732,265	-	0.50% to 2.60%	2.22% to 4.41%
2005	51,436	$10.77 to $17.90	818,414	-	0.50% to 2.60%	6.08% to 8.35%
2004	54,430	$11.02 to $16.52	813,432	-	0.50% to 2.60%	9.95% to 11.92%
2003	57,559	$12.87 to $14.76	778,700	-	0.50% to 2.25%	29.74% to 32.02%
2002	53,954	$9.92 to $11.18	560,041	-	0.50% to 2.25%	-31.16% to -29.91%
ING Marsico Growth Portfolio - Service 2 Class
2006	1,736	$11.04 to $15.68	24,784	-	1.40% to 2.20%	2.51% to 3.29%
2005	1,600	$10.77 to $15.18	22,546	-	1.40% to 2.20%	6.47% to 7.20%
2004	1,088	$10.98 to $14.16	15,095	-	1.40% to 2.10%	10.23% to 10.72%
2003	654	$12.71 to $12.79	8,324	-	1.40% to 1.85%	30.23% to 30.81%
2002	9	$9.76 to $9.78	92	(a)	1.40% to 1.75%	(a)
ING Marsico International Opportunities
Portfolio - Service Class
2006	11,871	$12.08 to $15.31	179,220	0.03%	0.90% to 2.60%	20.78% to 22.89%
2005	10,005	$12.32 to $12.46	123,938	(d)	0.90% to 2.60%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Service Class
2006	48,171	$11.08 to $30.35	1,227,770	2.28%	0.50% to 2.60%	9.10% to 11.38%
2005	53,957	$10.15 to $27.25	1,266,332	2.23%	0.50% to 2.60%	0.19% to 2.37%
2004	54,357	$10.75 to $26.62	1,280,878	1.88%	0.50% to 2.60%	8.30% to 10.59%
2003	52,822	$10.66 to $24.07	1,142,408	0.53%	0.50% to 2.55%	13.79% to 16.17%
2002	45,174	$17.48 to $20.72	853,266	2.36%	0.50% to 2.55%	-7.51% to -5.56%
ING MFS Total Return Portfolio - Service 2 Class
2006	4,025	$11.10 to $14.09	52,787	2.19%	1.40% to 2.20%	9.36% to 10.25%
2005	4,017	$10.15 to $12.78	48,425	2.28%	1.40% to 2.20%	0.47% to 1.27%
2004	2,842	$10.70 to $12.62	35,147	2.53%	1.40% to 2.10%	8.99% to 9.45%
2003	1,416	$11.46 to $11.53	16,257	0.74%	1.40% to 1.85%	14.26% to 14.84%
2002	95	$10.03 to $10.04	955	(a)	1.40% to 1.85%	(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING MFS Utilities Portfolio - Service Class
2006	18,136	$12.35 to $14.82	$ 264,982	0.08%	0.80% to 2.60%	27.43% to 29.83%
2005	13,290	$10.19 to $11.44	151,085	(d)	0.80% to 2.60%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Main Street Portfolio® - Service Class
2006	18,452	$11.35 to $26.32	435,688	1.03%	0.80% to 2.60%	11.96% to 13.99%
2005	21,352	$10.44 to $23.09	447,401	0.92%	0.80% to 2.60%	3.05% to 4.91%
2004	24,115	$10.85 to $22.01	487,638	0.79%	0.80% to 2.55%	10.00% to 11.95%
2003	27,160	$16.70 to $19.66	494,911	0.21%	0.80% to 2.55%	21.45% to 23.57%
2002	28,285	$13.75 to $15.91	421,035	0.41%	0.80% to 2.55%	-28.35% to -25.45%
ING Oppenheimer Main Street Portfolio® - Service 2 Class
2006	356	$11.71 to $15.60	5,158	1.06%	1.40% to 2.20%	12.27% to 13.21%
2005	336	$10.43 to $13.78	4,350	0.91%	1.40% to 2.20%	3.36% to 4.08%
2004	219	$10.73 to $13.24	2,848	1.04%	1.40% to 2.10%	10.64% to 11.08%
2003	165	$11.84 to $11.92	1,951	0.18%	1.40% to 1.85%	22.06% to 22.66%
2002	34	$9.70 to $9.72	326	(a)	1.40% to 1.85%	(a)
ING PIMCO Core Bond Portfolio - Service Class
2006	46,467	$10.19 to $15.28	629,159	2.44%	0.75% to 2.60%	1.66% to 3.54%
2005	46,819	$10.01 to $14.76	619,526	3.52%	0.75% to 2.60%	-0.19% to 1.72%
2004	44,134	$10.26 to $14.51	581,595	2.76%	0.75% to 2.60%	2.21% to 4.09%
2003	40,186	$10.25 to $13.94	514,027	0.48%	0.75% to 2.55%	2.08% to 3.97%
2002	34,238	$11.55 to $13.41	425,125	3.72%	0.80% to 2.55%	3.69% to 8.23%
ING PIMCO Core Bond Portfolio - Service 2 Class
2006	3,836	$10.20 to $11.32	41,970	2.47%	1.40% to 2.20%	2.00% to 2.82%
2005	3,333	$10.00 to $11.01	35,739	3.46%	1.40% to 2.20%	0.20% to 0.82%
2004	2,587	$10.03 to $10.92	27,855	3.26%	1.40% to 2.10%	2.95% to 3.31%
2003	1,573	$10.50 to $10.57	16,545	0.67%	1.40% to 1.85%	2.54% to 3.02%
2002	97	$10.24 to $10.26	992	(a)	1.40% to 1.85%	(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING PIMCO High Yield Portfolio - Service Class
2006	54,855	$10.86 to $12.45	$ 649,202	6.60%	0.50% to 2.60%	6.14% to 8.41%
2005	56,422	$10.21 to $11.52	624,247	6.59%	0.50% to 2.60%	1.58% to 3.76%
2004	60,645	$10.73 to $11.13	654,861	(c)	0.50% to 2.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Pioneer Fund Portfolio - Service Class
2006	7,815	$12.39 to $12.78	98,275	-	0.75% to 2.60%	13.77% to 15.87%
2005	7,507	$10.89 to $11.03	82,253	(d)	0.75% to 2.60%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Mid Cap Value Portfolio - Service Class
2006	52,297	$11.19 to $12.20	627,662	0.19%	0.75% to 2.60%	9.44% to 11.52%
2005	54,549	$10.04 to $10.94	592,996	(d)	0.75% to 2.60%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
2006	65,649	$11.17 to $53.05	2,587,523	1.18%	0.80% to 2.60%	11.64% to 13.72%
2005	59,970	$10.68 to $46.65	2,239,487	1.30%	0.80% to 2.60%	5.33% to 6.87%
2004	49,150	$34.53 to $43.65	1,866,804	1.12%	0.80% to 2.25%	13.96% to 15.69%
2003	41,070	$30.30 to $37.73	1,365,679	0.36%	0.80% to 2.25%	22.42% to 24.23%
2002	34,525	$24.75 to $30.37	935,079	1.72%	0.80% to 2.25%	-1.79% to -0.33%
ING T. Rowe Price Capital Appreciation
Portfolio - Service 2 Class
2006	7,567	$11.95 to $16.96	115,607	1.16%	1.40% to 2.20%	12.00% to 12.92%
2005	6,643	$10.67 to $15.02	91,512	1.33%	1.40% to 2.20%	5.34% to 6.08%
2004	4,029	$11.24 to $14.16	55,427	1.53%	1.40% to 2.10%	14.27% to 14.84%
2003	1,646	$12.26 to $12.33	20,206	0.48%	1.40% to 1.85%	22.70% to 23.18%
2002	89	$9.99 to $10.01	894	(a)	1.40% to 1.85%	(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Equity Income
Portfolio - Service Class
2006	33,077	$12.03 to $40.44	$ 1,025,488	1.30%	0.50% to 2.60%	15.98% to 18.52%
2005	34,766	$10.34 to $34.12	940,116	1.16%	0.50% to 2.60%	1.18% to 3.39%
2004	33,622	$11.01 to $33.00	916,190	0.96%	0.50% to 2.60%	12.27% to 14.31%
2003	26,391	$22.16 to $28.87	643,858	0.31%	0.50% to 2.25%	22.36% to 24.55%
2002	20,545	$18.11 to $23.18	409,670	1.34%	0.50% to 2.25%	-15.14% to -13.64%
ING T. Rowe Price Equity Income
Portfolio - Service 2 Class
2006	2,374	$12.03 to $16.43	36,444	1.32%	1.40% to 2.20%	16.34% to 17.27%
2005	2,369	$10.34 to $14.01	31,279	1.12%	1.40% to 2.20%	1.62% to 2.26%
2004	1,728	$11.12 to $13.70	23,091	1.17%	1.40% to 2.10%	12.45% to 13.04%
2003	896	$12.05 to $12.12	10,819	0.38%	1.40% to 1.85%	22.83% to 23.30%
2002	65	$9.81 to $9.83	640	(a)	1.40% to 1.85%	(a)
ING Templeton Global Growth Portfolio - Service Class
2006	18,750	$11.67 to $30.03	466,167	0.89%	0.50% to 2.60%	19.00% to 21.33%
2005	17,674	$11.00 to $24.75	373,570	0.70%	0.50% to 2.40%	7.40% to 9.32%
2004	19,426	$18.24 to $22.64	383,093	0.47%	0.50% to 2.25%	8.44% to 10.39%
2003	19,452	$16.82 to $20.51	352,387	-	0.50% to 2.25%	33.28% to 35.65%
2002	16,459	$12.62 to $15.12	223,084	0.13%	0.50% to 2.25%	-22.00% to -20.59%
ING Templeton Global Growth
Portfolio - Service 2 Class
2006	481	$13.10 to $19.51	8,479	0.84%	1.40% to 2.20%	19.09% to 20.06%
2005	429	$11.00 to $16.25	6,469	0.75%	1.40% to 2.20%	7.47% to 8.20%
2004	328	$10.71 to $15.02	4,767	0.79%	1.40% to 2.10%	8.63% to 9.16%
2003	152	$13.68 to $13.76	2,084	-	1.40% to 1.85%	33.72% to 34.38%
2002	5	$10.23	50	(a)	1.75% to 1.85%	(a)
ING UBS U.S. Allocation Portfolio - Service Class
2006	9,811	$10.07 to $12.71	103,723	1.35%	0.50% to 2.60%	8.13% to 10.51%
2005	11,987	$9.28 to $11.56	115,813	1.26%	0.50% to 2.60%	3.78% to 5.93%
2004	11,173	$8.91 to $10.96	102,102	0.80%	0.50% to 2.60%	8.39% to 9.90%
2003	8,206	$8.22 to $8.59	68,664	0.01%	0.90% to 2.25%	15.41% to 16.87%
2002	6,551	$7.12 to $7.35	47,241	1.11%	0.90% to 2.25%	-16.73% to -15.52%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING UBS U.S. Allocation Portfolio - Service 2 Class
2006	408	$11.42 to $14.24	$ 5,333	1.39%	1.40% to 2.20%	8.45% to 9.37%
2005	388	$10.53 to $13.02	4,708	1.41%	1.40% to 2.20%	4.10% to 4.83%
2004	268	$10.73 to $12.42	3,204	1.15%	1.40% to 2.10%	8.83% to 9.23%
2003	85	$11.33 to $11.37	963	(b)	1.40% to 1.85%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity Growth Portfolio - Service Class
2006	4,859	$10.97 to $13.07	56,357	-	0.80% to 2.60%	1.44% to 3.17%
2005	5,371	$11.09 to $12.68	60,887	0.30%	0.80% to 2.60%	12.47% to 13.98%
2004	4,030	$9.86 to $10.23	40,329	-	0.90% to 2.25%	4.89% to 6.34%
2003	3,146	$9.40 to $9.62	29,848	0.02%	0.90% to 2.25%	20.82% to 22.55%
2002	559	$7.78 to $7.85	4,362	(a)	0.90% to 2.25%	(a)
ING Van Kampen Equity Growth
Portfolio - Service 2 Class
2006	980	$11.60 to $14.40	13,405	-	1.40% to 2.20%	1.67% to 2.42%
2005	949	$11.41 to $14.06	12,815	0.24%	1.40% to 2.20%	12.61% to 13.39%
2004	808	$10.55 to $12.40	9,811	-	1.40% to 2.10%	5.05% to 5.53%
2003	505	$11.68 to $11.75	5,909	-	1.40% to 1.85%	21.29% to 21.89%
2002	48	$9.63 to $9.64	458	(a)	1.40% to 1.85%	(a)
ING Van Kampen Global Franchise
Portfolio - Service Class
2006	19,786	$11.43 to $16.52	308,178	1.62%	0.80% to 2.60%	18.18% to 20.32%
2005	16,288	$10.56 to $13.73	213,710	0.22%	0.80% to 2.60%	8.87% to 10.46%
2004	9,665	$11.95 to $12.43	117,208	-	0.80% to 2.25%	10.14% to 11.78%
2003	5,295	$10.85 to $11.12	58,019	0.82%	0.80% to 2.25%	23.30% to 25.23%
2002	1,661	$8.80 to $8.88	14,670	(a)	0.80% to 2.25%	(a)
ING Van Kampen Global Franchise
Portfolio - Service 2 Class
2006	5,309	$13.15 to $17.17	84,046	1.67%	1.40% to 2.20%	18.47% to 19.44%
2005	4,920	$11.10 to $14.38	66,237	0.14%	1.40% to 2.20%	8.82% to 9.69%
2004	3,118	$10.89 to $13.11	39,831	-	1.40% to 2.10%	10.47% to 10.92%
2003	1,232	$11.75 to $11.82	14,506	0.88%	1.40% to 1.85%	23.55% to 24.16%
2002	74	$9.51 to $9.52	708	(a)	1.40% to 1.85%	(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Growth and Income
Portfolio - Service Class
2006	28,474	$11.39 to $36.08	$ 851,385	1.15%	0.50% to 2.60%	13.07% to 15.42%
2005	29,601	$10.97 to $31.26	791,655	1.01%	0.50% to 2.55%	7.61% to 9.53%
2004	30,700	$23.39 to $28.54	772,796	0.96%	0.50% to 2.25%	11.54% to 13.52%
2003	31,390	$20.97 to $25.14	705,253	0.26%	0.50% to 2.25%	25.04% to 27.23%
2002	30,992	$16.77 to $19.76	554,608	0.84%	0.50% to 2.25%	-16.69% to -15.19%
ING Van Kampen Growth and Income
Portfolio - Service 2 Class
2006	5,087	$12.42 to $17.13	80,594	1.05%	1.40% to 2.20%	13.32% to 14.20%
2005	4,997	$10.96 to $15.00	70,383	1.00%	1.40% to 2.20%	7.63% to 8.32%
2004	3,963	$11.01 to $13.85	53,331	1.39%	1.40% to 2.10%	11.84% to 12.33%
2003	1,961	$12.25 to $12.33	24,058	0.34%	1.40% to 1.85%	25.26% to 25.94%
2002	101	$9.78 to $9.79	990	(a)	1.40% to 1.85%	(a)
ING Van Kampen Real Estate Portfolio - Service Class
2006	14,683	$12.29 to $95.06	970,402	1.16%	0.50% to 2.60%	34.09% to 36.95%
2005	13,345	$11.63 to $69.41	683,995	1.06%	0.50% to 2.60%	13.76% to 16.21%
2004	11,459	$13.59 to $59.73	557,477	1.55%	0.50% to 2.60%	34.69% to 37.06%
2003	9,000	$33.44 to $43.58	330,864	0.20%	0.50% to 2.25%	34.62% to 37.04%
2002	6,881	$24.84 to $31.80	187,607	3.73%	0.50% to 2.25%	-2.05% to 0.31%
ING Van Kampen Real Estate Portfolio - Service 2 Class
2006	1,706	$15.64 to $27.55	40,981	1.18%	1.40% to 2.20%	34.36% to 35.51%
2005	1,604	$11.64 to $20.33	28,990	1.02%	1.40% to 2.20%	14.13% to 14.92%
2004	1,043	$12.60 to $17.69	17,799	1.90%	1.40% to 2.10%	35.03% to 35.76%
2003	481	$12.96 to $13.03	6,246	0.18%	1.40% to 1.85%	35.00% to 35.59%
2002	29	$9.60 to $9.61	276	(a)	1.40% to 1.85%	(a)
ING VP Index Plus International Equity
Portfolio - Service Class
2006	2,596	$10.91 to $12.80	32,572	1.87%	0.75% to 2.60%	22.00% to 23.81%
2005	23	$10.32 to $10.33	240	(d)	0.95% to 2.35%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Index Plus International Equity
Portfolio - Service 2 Class
2006	55	$12.46 to $12.57	$ 688	(e)	1.40% to 2.20%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
2006	11,258	$11.11 to $27.96	275,268	0.56%	0.80% to 2.55%	12.48% to 14.26%
2005	12,720	$10.58 to $24.47	277,690	0.61%	0.80% to 2.55%	3.46% to 4.98%
2004	14,961	$19.35 to $23.31	314,930	0.28%	0.80% to 2.25%	10.07% to 11.69%
2003	17,530	$17.58 to $20.87	333,380	0.09%	0.80% to 2.25%	28.13% to 30.03%
2002	19,040	$13.72 to $16.05	280,954	0.13%	0.80% to 2.25%	-30.85% to -29.82%
ING Wells Fargo Mid Cap Disciplined
Portfolio - Service 2 Class
2006	310	$11.91 to $16.49	4,737	0.49%	1.40% to 2.20%	12.46% to 13.33%
2005	291	$10.59 to $14.55	4,007	0.56%	1.40% to 2.20%	3.50% to 4.23%
2004	241	$10.87 to $13.96	3,292	0.57%	1.40% to 2.10%	10.30% to 10.88%
2003	131	$12.52 to $12.59	1,639	0.12%	1.40% to 1.85%	28.54% to 29.13%
2002	3	$9.74 to $9.75	34	(a)	1.40% to 1.85%	(a)
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
2006	2,157	$10.94 to $11.52	24,614	0.54%	0.90% to 2.60%	16.79% to 17.90%
2005	7	$9.71 to $9.72	71	(d)	1.40% to 2.35%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Wells Fargo Small Cap Disciplined
Portfolio - Service 2 Class
2006	115	$11.35 to $11.45	1,313	(e)	1.40% to 2.20%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Investment
Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Diversified International Fund - Class R 2006 2005 2004 2003 2002 ING American Century Large Company Value Portfolio - Service Class 2006 2005 2004 2003 2002 ING American Century Select Portfolio - Initial Class 2006 2005 2004 2003 2002 ING American Century Select Portfolio - Service Class 2006 2005 2004 2003 2002 ING American Century Small-Mid Cap Value Portfolio - Service Class 2006 2005 2004 2003 2002

7 $10.67 to $10.68

(e)	(e)

(e)	(e)

(e)	(e)

(e)	(e)

	56	$12.67 to $14.99

	57	$10.80 to $12.69

	57	$10.72 to $12.66

	36	$9.85 to $11.62

-	$7.61

37	$10.41 to $10.52
50	$10.72 to $10.77

(d)	(d)

(d)	(d)

(d)	(d)

	19	$8.70 to $11.73

	6	$8.95 to $11.96

	30	$9.03 to $12.11

	15	$8.74 to $11.67

	6	$6.56

	36	$15.96 to $17.34

	33	$13.96 to $15.17

	29	$13.07 to $14.21

	15	$10.87 to $11.83

- $8.10

$ 76	(e)	1.00% to 1.35%	(e)
(e)	(e)	(e)	(e)
(e)	(e)	(e)	(e)
(e)	(e)	(e)	(e)
(e)	(e)	(e)	(e)

775	0.26%	0.75% to 1.35%	17.73% to 18.46%
681	1.30%	0.75% to 1.35%	-0.16% to 0.46%
651	0.99%	0.75% to 1.35%	8.70% to 9.27%
362	0.55%	0.75% to 1.20%	29.95% to 30.35%
4	(a)	0.75%	(a)

388	1.26%	0.75% to 1.35%	-2.89% to -2.32%
534	(d)	0.75% to 1.35%	(d)
(d)	(d)	(d)	(d)
(d)	(d)	(d)	(d)
(d)	(d)	(d)	(d)

174	1.10%	0.75% to 1.35%	-3.09% to -2.53%
59	-	0.75% to 1.35%	-0.75% to -0.11%
291	-	0.75% to 1.35%	3.77% to 4.00%
142	-	0.75% to 1.00%	33.23%
39	(a)	0.75%	(a)

611	0.02%	0.75% to 1.35%	13.90% to 14.58%
483	0.19%	0.75% to 1.35%	6.56% to 7.00%
389	0.36%	0.75% to 1.20%	19.88% to 20.44%
162	-	0.75% to 1.20%	34.20% to 34.53%
2	(a)	0.95%	(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Baron Small Cap Growth Portfolio - Service Class
2006	11,736	$11.00 to $17.87	$ 147,898	-	0.75% to 2.60%	12.27% to 14.40%
2005	5,940	$10.91 to $15.62	66,027	-	0.75% to 2.60%	5.94% to 6.55%
2004	99	$14.49 to $14.66	1,448	-	0.75% to 1.35%	26.22% to 27.04%
2003	89	$11.48 to $11.54	1,028	(b)	0.75% to 1.35%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Columbia Small Cap Value II
Portfolio - Service Class
2006	7,129	$9.97 to $11.06	71,511	(e)	0.95% to 2.60%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Davis Venture Value Portfolio - Service Class
2006	8,295	$10.98 to $14.75	92,112	0.01%	0.75% to 2.60%	11.41% to 13.07%
2005	210	$9.90 to $13.09	2,221	-	0.75% to 2.20%	2.53% to 3.05%
2004	69	$11.07 to $12.72	809	-	0.75% to 1.35%	6.93% to 7.63%
2003	56	$10.31 to $11.85	600	1.64%	0.75% to 1.35%	39.32% to 39.68%
2002	1	$7.41	9	(a)	0.75% to -	(a)
ING Fundamental Research Portfolio - Initial Class
2006	34	$10.48 to $10.49	357	(e)	1.25% to 1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Fundamental Research Portfolio - Service Class
2006	82	$12.01 to $12.20	994	0.11%	1.30% to 2.20%	9.68% to 10.63%
2005	70	$10.95 to $11.01	772	(d)	1.40% to 2.20%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Goldman Sachs® Capital Growth
Portfolio - Service Class
2006	4	$10.45 to $13.18	$ 52	-	0.75% to 1.35%	7.07% to 7.50%
2005	1	$12.16 to $12.26	12	0.43%	1.00% to 1.35%	0.91%
2004	1	$12.12 to $12.15	9	(c)	1.00% to 1.20%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan International Portfolio - Service Class
2006	8,659	$13.22 to $18.86	151,961	0.15%	0.75% to 2.60%	18.74% to 21.01%
2005	6,325	$11.10 to $15.63	93,077	0.72%	0.75% to 2.60%	7.02% to 8.93%
2004	4,620	$11.53 to $14.38	63,865	1.24%	0.75% to 2.55%	15.64% to 17.78%
2003	679	$10.42 to $12.24	8,019	0.05%	0.75% to 2.55%	28.17% to 28.50%
2002	1	$8.13 to $8.14	7	(a)	0.75% to 0.95%	(a)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2006	1,576	$13.55 to $17.70	25,829	-	0.75% to 2.60%	13.48% to 15.61%
2005	1,732	$11.93 to $15.31	24,632	0.29%	0.75% to 2.60%	5.66% to 7.74%
2004	1,575	$11.25 to $14.21	21,149	0.22%	0.75% to 2.60%	17.53% to 19.61%
2003	527	$10.95 to $11.88	6,151	0.50%	0.75% to 2.55%	26.73% to 29.13%
2002	33	$9.09 to $9.19	301	(a)	0.95% to 2.55%	(a)
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2006	12,234	$11.97 to $14.09	166,845	-	0.75% to 2.60%	7.21% to 9.18%
2005	12,230	$11.15 to $12.93	154,616	-	0.75% to 2.60%	8.29% to 10.14%
2004	9,733	$10.37 to $11.74	113,031	-	0.95% to 2.60%	6.69% to 8.40%
2003	1,285	$10.77 to $10.83	13,880	(b)	0.95% to 2.55%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Neuberger Berman Partners
Portfolio - Service Class
2006	17,001	$9.94 to $11.49	174,800	(e)	0.80% to 2.60%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Neuberger Berman Regency
Portfolio - Service Class
2006	309	$10.01 to $11.21	$ 3,112	(e)	0.95% to 2.45%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING OpCap Balanced Value Portfolio - Service Class
2006	57	$12.12 to $13.70	731	1.15%	0.75% to 1.35%	9.02% to 9.69%
2005	84	$11.10 to $12.53	995	0.48%	0.75% to 1.35%	1.31% to 1.90%
2004	88	$10.97 to $12.32	1,031	0.83%	0.75% to 1.35%	9.05% to 9.52%
2003	40	$10.08 to $11.28	408	2.25%	0.75% to 1.20%	29.23%
2002	16	$7.80	126	(a)	0.75%	(a)
ING Oppenheimer Global Portfolio - Initial Class
2006	1,210	$13.68 to $14.12	16,934	0.07%	0.75% to 2.60%	14.95% to 17.08%
2005	1,523	$11.90 to $12.06	18,307	(d)	0.75% to 2.60%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Global Portfolio - Service Class
2006	7,433	$11.61 to $17.69	108,798	0.07%	0.75% to 2.60%	14.56% to 16.69%
2005	2,571	$11.89 to $15.19	32,615	1.19%	0.75% to 2.60%	10.32% to 12.43%
2004	250	$10.88 to $13.54	3,060	-	0.75% to 2.60%	12.08% to 14.19%
2003	147	$10.60 to $11.89	1,586	-	0.75% to 2.55%	28.48% to 30.78%
2002	9	$8.27 to $8.35	75	(a)	0.75% to 2.20%	(a)
ING Oppenheimer Strategic Income
Portfolio - Service Class
2006	384	$10.76 to $10.87	4,165	0.12%	0.75% to 1.35%	6.75% to 7.41%
2005	306	$10.08 to $10.12	3,093	(d)	0.75% to 1.35%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING PIMCO Total Return Portfolio - Service Class
2006	259	$10.86 to $12.03	$ 2,982	1.65%	0.75% to 1.35%	2.55% to 3.26%
2005	247	$10.59 to $11.65	2,776	1.55%	0.75% to 1.35%	0.76% to 1.30%
2004	191	$10.51 to $11.50	2,116	-	0.75% to 1.35%	2.94% to 3.51%
2003	176	$10.21 to $11.11	1,918	4.14%	0.75% to 1.35%	2.89% to 3.35%
2002	55	$10.75	593	(a)	0.75%	(a)
ING Solution 2015 Portfolio - Service Class
2006	278	$11.66 to $11.78	3,262	0.13%	0.75% to 1.35%	9.54% to 9.89%
2005	34	$10.69 to $10.72	363	(d)	0.75% to 1.10%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2025 Portfolio - Service Class
2006	207	$12.11 to $12.23	2,527	0.07%	0.75% to 1.35%	11.79%
2005	4	$10.94	47	(d)	0.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2035 Portfolio - Service Class
2006	126	$12.45 to $12.58	1,583	0.10%	0.75% to 1.35%	13.00% to 13.33%
2005	2	$11.08 to $11.10	19	(d)	0.75% to 1.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2045 Portfolio - Service Class
2006	24	$12.82 to $12.92	312	-	0.75% to 1.20%	13.91%
2005	-	$11.29	5	(d)	1.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Solution Income Portfolio - Service Class
2006	52	$10.93 to $11.02	$ 566	(e)	0.75% to 1.20%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2006	152	$12.20 to $15.06	2,030	-	0.75% to 1.35%	7.51% to 8.10%
2005	59	$11.39 to $13.96	729	-	0.75% to 1.35%	7.54% to 8.20%
2004	46	$10.61 to $12.94	529	-	0.75% to 1.35%	7.07% to 7.72%
2003	53	$9.78 to $12.04	557	(b)	0.75% to 1.35%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Growth Equity
Portfolio - Service Class
2006	320	$12.30 to $14.68	4,288	-	0.75% to 1.35%	11.54% to 12.19%
2005	282	$11.01 to $13.12	3,308	0.45%	0.75% to 1.35%	4.50% to 5.08%
2004	268	$10.51 to $12.51	2,982	0.04%	0.75% to 1.35%	8.43% to 8.92%
2003	229	$9.68 to $11.51	2,295	0.16%	0.75% to 1.20%	29.07% to 29.65%
2002	19	$7.51 to $7.52	144	(a)	0.75% to 0.95%	(a)
ING Templeton Foreign Equity Portfolio - Service Class
2006	2,262	$11.09 to $11.95	25,226	(e)	0.95% to 2.60%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Thornburg Value Portfolio - Initial Class
2006	331	$9.34 to $13.84	3,324	0.48%	0.95% to 2.55%	13.90% to 15.78%
2005	389	$8.20 to $11.99	3,383	0.85%	0.95% to 2.55%	-0.97% to 0.57%
2004	455	$8.28 to $11.96	3,938	0.46%	0.95% to 2.55%	9.96% to 11.88%
2003	389	$7.53 to $10.73	3,009	0.14%	0.95% to 2.55%	24.88% to 26.70%
2002	209	$6.04 to $6.18	1,280	-	0.95% to 2.40%	-37.64% to -32.29%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Thornburg Value Portfolio - Service Class
2006	592	$11.09 to $14.56	$ 6,794	0.02%	0.75% to 2.35%	15.13% to 15.68%
2005	27	$9.76 to $12.62	277	0.55%	0.75% to 1.20%	0.08% to 0.51%
2004	42	$9.71 to $12.59	444	0.24%	0.75% to 1.20%	11.51% to 11.74%
2003	43	$8.69 to $11.29	391	-	0.75% to 1.00%	26.86%
2002	11	$6.85	72	(a)	0.75%	(a)
ING UBS U.S. Large Cap Equity
Portfolio - Service Class
2006	1,739	$12.40 to $15.59	22,611	0.48%	0.75% to 2.60%	11.39% to 13.42%
2005	628	$11.02 to $13.77	7,228	0.51%	0.75% to 2.60%	6.66% to 8.23%
2004	61	$10.22 to $12.76	674	-	0.75% to 2.20%	13.09% to 13.77%
2003	10	$9.02 to $11.25	97	(b)	0.75% to 1.35%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING UBS U.S. Small Cap Growth
Portfolio - Service Class
2006	517	$9.63 to $10.87	5,004	(e)	0.95% to 2.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Comstock Portfolio - Service Class
2006	15,954	$11.25 to $15.73	219,324	0.70%	0.75% to 2.60%	12.87% to 14.96%
2005	13,926	$10.31 to $13.71	168,923	0.51%	0.75% to 2.60%	0.81% to 2.74%
2004	8,544	$11.02 to $13.39	103,284	-	0.75% to 2.60%	13.74% to 15.84%
2003	3,551	$10.41 to $11.58	37,583	1.07%	0.75% to 2.55%	26.33% to 28.66%
2002	210	$8.24 to $8.34	1,737	(a)	0.75% to 2.40%	(a)
ING Van Kampen Equity and Income
Portfolio - Initial Class
2006	321	$12.10 to $12.22	3,913	1.93%	0.75% to 1.35%	11.21% to 11.80%
2005	380	$10.88 to $10.93	4,151	(d)	0.75% to 1.35%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Equity and Income
Portfolio - Service Class
2006	5,017	$11.82 to $14.92	$ 61,397	2.21%	0.75% to 2.60%	9.47% to 11.56%
2005	3,123	$10.77 to $13.41	34,098	-	0.75% to 2.60%	6.31% to 7.00%
2004	23	$10.37 to $12.57	256	0.52%	0.75% to 1.35%	9.16% to 9.79%
2003	9	$9.50 to $11.48	89	-	0.75% to 1.35%	25.99%
2002	-	$7.54	2	(a)	0.75%	(a)
ING VP Strategic Allocation Conservative
Portfolio - Class S
2006	50	$14.33 to $14.44	717	1.55%	0.75% to 1.20%	7.07% to 7.36%
2005	9	$13.43 to $13.45	118	(d)	0.75% to 1.10%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Strategic Allocation Growth Portfolio - Class S
2006	18	$17.32 to $17.46	308	0.48%	0.75% to 1.20%	11.65% to 12.07%
2005	2	$15.54 to $15.58	29	(d)	0.75% to 1.10%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Strategic Allocation Moderate
Portfolio - Class S
2006	44	$15.76 to $15.92	693	1.01%	0.75% to 1.35%	9.29% to 9.94%
2005	25	$14.42 to $14.48	362	(d)	0.75% to 1.35%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Growth and Income Portfolio - Class S
2006	310	$14.70 to $15.75	4,758	1.29%	0.75% to 1.35%	12.40% to 12.90%
2005	177	$13.15 to $13.95	2,431	1.09%	0.75% to 1.20%	6.65% to 7.14%
2004	139	$12.33 to $13.02	1,776	2.11%	0.75% to 1.20%	6.85% to 7.25%
2003	143	$11.54 to $12.14	1,723	(b)	0.75% to 1.20%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 1
2006	8,382	$10.52 to $11.22	$ 91,376	2.54%	1.25% to 3.05%	4.47% to 6.35%
2005	12,443	$10.07 to $10.55	128,220	2.42%	1.25% to 3.05%	-1.47% to 0.38%
2004	16,487	$10.22 to $10.51	170,855	0.66%	1.25% to 3.05%	0.29% to 2.14%
2003	21,571	$10.19 to $10.29	220,805	(b)	1.25% to 3.05%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 2
2006	6,137	$10.18 to $10.80	64,559	2.85%	1.25% to 3.05%	3.46% to 5.26%
2005	9,054	$9.84 to $10.26	90,928	2.76%	1.25% to 3.05%	-2.09% to -0.29%
2004	11,145	$10.05 to $10.29	113,368	0.09%	1.25% to 3.05%	0.50% to 2.39%
2003	16,692	$10.00 to $10.05	167,331	(b)	1.25% to 3.05%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 3
2006	6,719	$9.90 to $10.46	68,420	2.52%	1.25% to 3.05%	3.13% to 5.02%
2005	9,762	$9.60 to $9.96	95,457	1.98%	1.25% to 3.05%	-2.24% to -0.50%
2004	14,042	$9.82 to $10.01	139,161	-	1.25% to 3.05%	-1.70% to -0.10%
2003	897	$9.99 to $10.00	8,966	(b)	0.95% to 2.55%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 4
2006	4,614	$10.56 to $11.11	49,961	2.65%	1.25% to 3.10%	4.64% to 6.52%
2005	5,905	$10.09 to $10.43	60,557	1.62%	1.25% to 3.10%	-1.85%
2004	7,380	$10.28 to $10.43	76,373	(c)	1.25% to 3.10%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 5
2006	2,507	$11.17 to $11.64	28,664	1.86%	1.25% to 3.10%	7.92% to 9.61%
2005	3,529	$10.35 to $10.66	37,081	0.97%	1.25% to 3.10%	-0.48% to 1.43%
2004	4,121	$10.40 to $10.51	43,088	(c)	1.25% to 3.10%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 6
2006	2,775	$10.70 to $11.17	$ 30,412	2.27%	1.25% to 3.10%	7.10% to 9.08%
2005	4,173	$9.99 to $10.24	42,244	0.39%	1.25% to 3.10%	-0.50% to 1.49%
2004	5,992	$10.04 to $10.09	60,314	(c)	1.25% to 3.10%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 7
2006	2,117	$10.60 to $11.01	22,891	2.17%	1.25% to 3.10%	6.85% to 8.90%
2005	3,676	$9.92 to $10.11	36,810	0.14%	1.25% to 3.10%	-0.30% to 0.90%
2004	127	$9.99 to $10.00	1,268	(c)	0.95% to 2.20%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 8
2006	998	$10.72 to $11.08	10,909	1.75%	1.25% to 3.10%	7.31% to 9.27%
2005	1,504	$9.99 to $10.14	15,156	(d)	1.25% to 3.10%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 9
2006	940	$10.57 to $10.88	10,101	1.35%	1.25% to 3.10%	6.77% to 8.80%
2005	1,656	$9.90 to $10.00	16,493	(d)	1.25% to 3.10%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 10
2006	805	$10.57 to $10.83	8,614	0.73%	1.25% to 3.10%	6.44% to 8.41%
2005	1,255	$9.93 to $9.99	12,504	(d)	1.25% to 3.10%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 11
2006	1,056	$10.46 to $10.65	$ 11,153	0.27%	1.45% to 3.10%	5.29% to 6.29%
2005	148	$10.01 to $10.02	1,482	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 12
2006	426	$11.09 to $11.24	4,768	(e)	1.45% to 3.10%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 13
2006	5,273	$10.02 to $10.11	53,117	(e)	1.45% to 3.10%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Equity Dividend Portfolio
2006	6,780	$8.55 to $15.25	61,740	3.78%	0.90% to 2.60%	23.92% to 26.16%
2005	8,278	$6.89 to $12.19	60,143	3.04%	0.90% to 2.60%	1.62% to 3.42%
2004	7,951	$6.78 to $11.88	56,073	0.77%	0.90% to 2.55%	6.73% to 8.59%
2003	7,678	$6.35 to $6.75	50,319	-	0.90% to 2.55%	25.74% to 27.95%
2002	5,299	$5.05 to $5.28	27,358	2.00%	0.90% to 2.55%	-27.02% to -25.42%
ING VP Global Science and Technology
Portfolio - Class S
2006	41	$13.50 to $13.64	550	-	0.75% to 1.35%	5.30% to 5.98%
2005	6	$12.82 to $12.87	78	(d)	0.75% to 1.35%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Growth Portfolio - Class S
2006	24	$10.47 to $13.32	$ 273	-	0.75% to 1.35%	1.08% to 1.65%
2005	26	$10.30 to $13.13	285	0.31%	0.75% to 1.35%	7.60% to 8.19%
2004	36	$9.42 to $12.16	356	-	0.75% to 1.35%	5.49% to 6.25%
2003	32	$8.90 to $11.49	292	-	0.75% to 1.35%	28.61% to 29.11%
2002	7	$6.94	46	(a)	0.75%	(a)
ING VP Index Plus LargeCap Portfolio - Class S
2006	18,042	$10.70 to $14.76	204,688	0.88%	0.75% to 2.60%	11.30% to 13.44%
2005	17,237	$9.61 to $13.05	173,748	1.22%	0.75% to 2.60%	2.43% to 4.30%
2004	13,139	$9.38 to $12.53	128,155	1.02%	0.75% to 2.60%	7.53% to 9.42%
2003	6,637	$8.72 to $11.48	59,693	0.49%	0.75% to 2.55%	22.64% to 24.90%
2002	634	$7.11 to $7.31	4,589	0.15%	0.75% to 2.55%	-29.03% to -22.23%
ING VP Index Plus MidCap Portfolio - Class S
2006	16,098	$10.83 to $16.21	220,692	0.44%	0.75% to 2.60%	6.32% to 8.27%
2005	13,837	$11.08 to $15.01	177,634	0.39%	0.75% to 2.60%	7.93% to 10.02%
2004	6,532	$10.84 to $13.68	79,289	0.30%	0.75% to 2.60%	13.39% to 15.55%
2003	1,784	$10.83 to $11.87	19,893	0.21%	0.75% to 2.55%	28.78% to 31.02%
2002	692	$8.41 to $8.64	5,909	0.31%	0.75% to 2.55%	-14.79% to -12.82%
ING VP Index Plus SmallCap Portfolio - Class S
2006	13,635	$11.83 to $17.26	197,450	0.25%	0.75% to 2.60%	10.55% to 12.65%
2005	11,068	$10.68 to $15.36	144,771	0.27%	0.75% to 2.60%	4.63% to 6.56%
2004	5,386	$11.23 to $14.45	68,985	0.08%	0.75% to 2.60%	18.63% to 20.80%
2003	1,420	$11.03 to $11.99	16,341	0.06%	0.75% to 2.55%	32.47% to 34.83%
2002	465	$8.47 to $8.70	4,005	0.36%	0.75% to 2.55%	-15.89% to -13.95%
ING VP International Equity Portfolio - Class S
2006	49	$15.35 to $19.86	857	1.17%	0.75% to 1.35%	21.56% to 22.32%
2005	25	$12.67 to $16.28	353	0.65%	0.75% to 1.35%	14.96% to 15.67%
2004	22	$11.04 to $14.11	265	0.87%	0.75% to 1.35%	15.75% to 15.97%
2003	18	$9.52 to $12.19	197	(b)	0.75% to 1.00%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Small Company Portfolio - Class S
2006	135	$14.46 to $16.75	$ 2,151	0.16%	0.75% to 1.35%	14.53% to 15.18%
2005	94	$12.60 to $14.57	1,294	0.02%	0.75% to 1.35%	8.56% to 9.23%
2004	101	$11.58 to $13.37	1,267	0.28%	0.75% to 1.35%	12.51% to 13.26%
2003	82	$10.26 to $11.84	876	0.19%	0.75% to 1.35%	36.25% to 36.64%
2002	21	$7.54 to $7.56	156	(a)	0.75% to 0.95%	(a)
ING VP Value Opportunity Portfolio - Class S
2006	2,433	$9.83 to $15.12	27,029	1.40%	0.75% to 2.60%	12.73% to 14.92%
2005	2,925	$8.72 to $13.20	28,537	0.36%	0.75% to 2.60%	4.06% to 5.94%
2004	389	$8.38 to $12.48	3,478	0.77%	0.75% to 2.55%	7.16% to 9.05%
2003	283	$7.82 to $8.18	2,270	0.60%	0.75% to 2.55%	21.05% to 23.38%
2002	166	$6.46 to $6.63	1,086	0.40%	0.75% to 2.55%	-28.22% to -26.66%
ING VP Financial Services Portfolio - Class S
2006	6,904	$12.22 to $13.78	92,739	1.10%	0.75% to 2.60%	14.11% to 16.24%
2005	6,500	$10.69 to $11.87	75,980	0.85%	0.75% to 2.60%	4.82% to 6.56%
2004	1,287	$11.00 to $11.13	14,250	(c)	0.95% to 2.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING VP International Value Portfolio - Class S
2006	380	$17.22 to $19.23	6,945	1.86%	0.75% to 1.35%	27.09% to 27.86%
2005	199	$13.52 to $15.08	2,846	1.87%	0.75% to 1.35%	7.68% to 8.21%
2004	94	$12.53 to $13.97	1,244	0.90%	0.75% to 1.20%	15.70% to 16.13%
2003	48	$10.86 to $12.05	534	0.35%	0.75% to 1.20%	28.52% to 28.81%
2002	5	$8.45 to $8.47	42	(a)	0.75% to 0.95%	(a)
ING VP MidCap Opportunities Portfolio - Class S
2006	3,017	$8.25 to $14.90	25,935	-	0.75% to 2.35%	5.13% to 6.84%
2005	3,860	$7.84 to $13.99	31,259	-	0.75% to 2.35%	7.69% to 9.33%
2004	4,282	$7.28 to $12.83	31,955	-	0.75% to 2.25%	10.03% to 10.29%
2003	29	$9.82 to $11.66	280	-	0.75% to 1.00%	15.94%
2002	2	$7.24	12	(a)	0.75%	(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Real Estate Portfolio - Class S
2006	392	$15.47 to $15.63	$ 6,099	1.71%	0.75% to 1.35%	34.17% to 34.86%
2005	54	$11.56 to $11.59	628	(d)	0.75% to 1.20%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP SmallCap Opportunities Portfolio - Class S
2006	14,427	$7.74 to $15.69	116,669	-	0.75% to 2.60%	9.43% to 11.49%
2005	15,436	$7.05 to $14.11	112,432	-	0.75% to 2.60%	6.47% to 8.14%
2004	15,335	$6.62 to $13.09	103,698	-	0.75% to 2.25%	7.47% to 9.03%
2003	14,450	$6.16 to $12.02	90,453	-	0.75% to 2.25%	35.38% to 37.47%
2002	6,553	$4.55 to $4.67	30,118	-	0.75% to 2.25%	-45.05% to -44.14%
ING VP Balanced Portfolio - Class S
2006	908	$10.39 to $13.78	10,361	1.04%	0.75% to 2.60%	8.13% to 8.76%
2005	254	$12.18 to $12.67	3,170	2.07%	0.75% to 1.35%	2.61% to 3.26%
2004	259	$11.87 to $12.27	3,120	2.07%	0.75% to 1.35%	7.70% to 8.20%
2003	109	$11.04 to $11.34	1,231	(b)	0.75% to 1.20%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Intermediate Bond Portfolio - Class S
2006	53,039	$10.12 to $12.29	616,032	5.04%	0.75% to 2.60%	1.10% to 3.02%
2005	26,206	$10.01 to $11.93	300,774	3.92%	0.75% to 2.60%	0.71% to 2.14%
2004	17,871	$10.67 to $11.68	203,365	8.87%	0.75% to 2.25%	2.19% to 3.82%
2003	6,454	$10.34 to $11.25	71,483	2.15%	0.75% to 2.25%	3.69% to 5.14%
2002	4,668	$10.58 to $10.69	49,590	(a)	0.75% to 2.25%	(a)
Legg Mason Partners Variable High Income Portfolio
2006	8	$17.10 to $17.40	138	6.49%	1.25% to 1.40%	9.40% to 9.57%
2005	12	$15.63 to $15.88	185	7.11%	1.25% to 1.40%	1.23% to 1.34%
2004	17	$15.44 to $15.67	265	7.33%	1.25% to 1.40%	8.89% to 9.05%
2003	22	$14.18 to $14.37	308	6.70%	1.25% to 1.40%	25.71% to 25.94%
2002	28	$11.28 to $11.41	319	24.02%	1.25% to 1.40%	-4.57% to -4.44%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Legg Mason Partners Variable International
All Cap Growth Portfolio
2006	8	$17.61 to $17.93	$ 136	1.91%	1.25% to 1.40%	24.10% to 24.34%
2005	10	$14.19 to $14.42	144	1.12%	1.25% to 1.40%	10.17% to 10.33%
2004	17	$12.88 to $13.07	214	0.92%	1.25% to 1.40%	16.14% to 16.38%
2003	20	$11.09 to $11.23	221	0.95%	1.25% to 1.40%	25.74% to 25.90%
2002	23	$8.82 to $8.92	201	0.95%	1.25% to 1.40%	-26.74% to -26.64%
Legg Mason Partners Variable Large Cap Value
Portfolio
2006	11	$23.68 to $24.10	255	1.09%	1.25% to 1.40%	16.59% to 16.76%
2005	15	$20.31 to $20.64	302	1.38%	1.25% to 1.40%	5.02% to 5.20%
2004	22	$19.34 to $19.62	422	1.93%	1.25% to 1.40%	9.08% to 9.24%
2003	23	$17.73 to $17.96	405	1.55%	1.25% to 1.40%	25.83% to 25.95%
2002	26	$14.09 to $14.26	371	3.74%	1.25% to 1.40%	-26.46% to -26.30%
Legg Mason Partners Variable Money Market Portfolio
2006	2	$12.94	23	4.49%	1.40%	3.19%
2005	2	$12.54	24	3.31%	1.40%	1.37%
2004	3	$12.37	37	-	1.40%	-0.56%
2003	4	$12.44	50	1.04%	1.40%	-0.72%
2002	11	$12.53 to $12.68	143	1.30%	1.25% to 1.40%	-0.16%
Colonial Small Cap Value Fund, Variable
Series - Class B
2006	16,991	$12.34 to $20.60	335,177	0.34%	0.95% to 2.60%	16.24% to 18.25%
2005	20,661	$10.59 to $17.48	348,817	-	0.95% to 2.60%	3.09% to 4.17%
2004	14,445	$16.50 to $16.78	240,424	0.50%	1.25% to 2.25%	19.83% to 21.00%
2003	2,966	$13.77 to $13.87	40,999	(b)	1.25% to 2.25%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Oppenheimer Main Street Small Cap
Fund®/VA - Service Class
2006	43	$19.12 to $19.32	822	0.01%	0.75% to 1.35%	13.41% to 13.85%
2005	5	$16.93 to $16.97	91	(d)	0.75% to 1.10%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

PIMCO Real Return Portfolio - Administrative Class
2006	130	$9.95 to $10.06	$ 1,301	4.45%	0.75% to 1.35%	-0.40% to 0.10%
2005	35	$10.02 to $10.05	352	(d)	0.75% to 1.20%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer Equity Income VCT Portfolio - Class II
2006	551	$14.44 to $16.47	8,556	2.31%	0.75% to 1.35%	20.52% to 21.20%
2005	272	$11.95 to $13.62	3,429	2.17%	0.75% to 1.35%	4.09% to 4.66%
2004	139	$11.45 to $13.04	1,659	1.95%	0.75% to 1.35%	14.47% to 15.22%
2003	99	$9.98 to $11.35	1,010	2.02%	0.75% to 1.35%	20.97% to 21.38%
2002	22	$8.27 to $8.28	179	(a)	0.75% to 0.95%	(a)
Pioneer Small Cap Value VCT Portfolio - Class II
2006	633	$10.61 to $10.72	6,765	(e)	0.95% to 2.60%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ProFund VP Bull
2006	5,805	$9.42 to $13.20	57,596	0.22%	0.90% to 2.60%	10.75% to 12.62%
2005	8,379	$8.50 to $11.82	74,309	0.22%	0.90% to 2.60%	0.12% to 1.78%
2004	12,090	$8.49 to $11.71	106,145	-	0.90% to 2.55%	6.22% to 7.89%
2003	10,431	$8.04 to $8.37	85,664	-	0.90% to 2.40%	22.83% to 24.55%
2002	4,706	$6.57 to $6.72	31,265	-	0.90% to 2.25%	-25.68% to -24.66%
ProFund VP Europe 30
2006	2,641	$10.79 to $16.66	29,949	0.34%	0.90% to 2.60%	14.46% to 16.50%
2005	3,806	$9.42 to $14.43	37,372	0.13%	0.90% to 2.60%	5.29% to 7.16%
2004	4,033	$8.94 to $13.58	37,237	0.12%	0.90% to 2.60%	11.47% to 13.25%
2003	3,999	$8.02 to $12.09	32,874	0.13%	0.90% to 2.55%	35.74% to 37.54%
2002	2,589	$5.96 to $6.10	15,627	-	0.90% to 2.25%	-27.49% to -26.42%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ProFund VP Rising Rates Opportunity
2006	5,900	$7.81 to $9.72	$ 47,606	2.01%	0.95% to 2.60%	7.34% to 9.15%
2005	6,792	$7.27 to $9.02	50,608	-	0.95% to 2.60%	-10.28% to -8.82%
2004	6,392	$8.10 to $8.66	52,378	-	0.95% to 2.60%	-13.18% to -11.73%
2003	2,457	$9.33 to $9.38	22,975	(b)	0.95% to 2.55%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ProFund VP Small-Cap
2006	8,093	$11.13 to $14.47	106,445	-	0.90% to 2.60%	11.76% to 13.69%
2005	9,984	$10.22 to $12.83	116,460	-	0.90% to 2.60%	0.18% to 1.93%
2004	12,755	$11.12 to $12.70	147,644	-	0.90% to 2.60%	13.82% to 15.68%
2003	12,620	$9.84 to $11.07	127,245	-	0.90% to 2.55%	39.52% to 41.54%
2002	5,371	$7.11 to $7.27	38,612	-	0.90% to 2.25%	-24.20% to -23.15%
Wells Fargo Advantage Asset Allocation Fund
2006	268	$11.35 to $13.02	3,422	2.29%	1.40% to 2.20%	9.75% to 10.62%
2005	285	$10.34 to $11.77	3,308	2.45%	1.40% to 2.20%	2.83% to 3.52%
2004	166	$11.27 to $11.37	1,880	2.52%	1.40% to 2.10%	7.21%
2003	2	$10.54	25	(b)	1.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Wells Fargo Advantage C&B Large Cap Value Fund
2006	40	$12.21 to $14.43	560	1.46%	1.40% to 2.20%	19.47% to 20.35%
2005	48	$10.22 to $11.99	568	0.81%	1.40% to 2.20%	0.94% to 1.45%
2004	18	$11.69 to $11.75	211	(c)	1.65% to 2.10%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Wells Fargo Advantage Equity Income Fund
2006	79	$12.10 to $14.20	1,105	1.53%	1.65% to 2.20%	15.90% to 16.68%
2005	84	$10.44 to $12.17	1,007	1.56%	1.65% to 2.20%	3.17% to 3.57%
2004	75	$11.68 to $11.78	882	1.79%	1.40% to 2.10%	8.93%
2003	1	$10.75	11	(b)	1.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Wells Fargo Advantage Large Company Growth Fund
2006	267	$10.40 to $11.00	$ 2,876	-	1.40% to 2.20%	0.10% to 0.92%
2005	289	$10.39 to $10.90	3,109	0.18%	1.40% to 2.20%	3.47% to 4.21%
2004	218	$10.37 to $10.46	2,266	-	1.40% to 2.10%	1.27%
2003	3	$10.26	34	(b)	1.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Wells Fargo Advantage Money Market Fund
2006	31	$10.08 to $10.24	314	4.30%	1.65% to 2.20%	2.09% to 2.71%
2005	78	$9.86 to $10.03	784	5.76%	1.65% to 2.20%	0.41% to 0.61%
2004	38	$9.82 to $9.85	369	(c)	1.90% to 2.10%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Wells Fargo Advantage Small Cap Growth Fund
2006	61	$12.99 to $15.15	910	-	1.40% to 2.20%	20.06% to 21.01%
2005	63	$10.82 to $12.52	782	-	1.40% to 2.20%	3.97% to 4.77%
2004	48	$11.85 to $11.95	569	-	1.40% to 2.10%	11.65%
2003	1	$10.64	7	(b)	1.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Wells Fargo Advantage Total Return Bond Fund
2006	130	$10.12 to $10.73	1,376	4.52%	1.40% to 2.20%	1.61% to 2.39%
2005	134	$9.96 to $10.48	1,391	4.11%	1.40% to 2.20%	-0.29% to 0.48%
2004	47	$10.35 to $10.43	485	(c)	1.40% to 2.10%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Investment
Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

(a)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge and other contract charges, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements: (a)(1) Included in Part A: Condensed Financial Information

(2)	Included in Part B:

Financial Statements of ING USA Annuity and Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Operations for the years ended December 31, 2006, 2005, and 2004

Balance Sheets as of December 31, 2006 and 2005

Statements of Changes in Shareholder’s Equity for the years ended December 31, 2006, 2005, and 2004

Statements of Cash Flows for the years ended December 31, 2006, 2005, and 2004

Notes to Financial Statements

Financial Statements of Separate Account B:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2006

Statements of Operations for the year ended December 31, 2006

Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005

Notes to Financial Statements

Exhibits: (b)

(1)		Resolution of the board of directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30, 1999
(File Nos. 033-23351, 811-05626).

(2)		Not Applicable

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on
form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(3)	(b)	Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(3)	(c)	Organizational Agreement, incorporated herein by reference to Post-Effective Amendment
No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 30, 1999 (File Nos. 033-23351, 811-05626).

(3)	(d)(i)	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(3)	(d)(ii)	Expense Reimbursement Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(3)	(e)	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for
Golden American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(3)	(f)	Amendment to the Distribution Agreement between ING USA and Directed Services Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 13, 2004 (File
Nos. 333-28755, 811-05626).

(3)	(g)	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	(a)	Deferred Combination Variable and Fixed Annuity Group Master Contract, (GA-MA-1090),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate Account B
filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-
63692, 811-05626).

(4)	(b)	Deferred Combination Variable and Fixed Annuity Contract, (GA-IA-1090), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on form N-
4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-05626).

(4)	(c)	Deferred Combination Variable and Fixed Annuity Certificate, (GA-CA-1090),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate Account B
filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-
63692, 811-05626).

(4)	(d)	Individual Retirement Annuity Rider, (GA-RA-1009 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form N-4 for
Golden American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(4)	(e)	Roth Individual Retirement Annuity Rider, (GA-RA-1038 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form N-4 for
Golden American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(4)	(f)	403(b) Rider, (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(4)	(g)	Earnings Enhancement Death Benefit Rider (GA-RA-1086), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-05626).

(4)	(h)	Endorsement for Premium Bonus Credit (GA-RA-1096), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-05626).

(4)	(i)	Minimum Guaranteed Accumulation Benefit Rider (GA-RA-1045) (01/02), incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on July 3, 2003 (File Nos. 333-63692, 811-05626).

(4)	(j)	Death Benefit Option Packages Endorsement (GA-RA-1117), incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on October 3, 2003 (File Nos. 333-63692, 811-05626).

(4)	(k)	Minimum Guaranteed Withdrawal Benefit Rider with Reset and Set Up Option (GA-RA-
1046), incorporated herein by reference to Post-Effective Amendment No. 7 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on February 18,
2004 (File Nos. 333-63692, 811-05626).

(4)	(l)	GET Fund Endorsement (GA-RA-1085), incorporated herein by reference to Post-
Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on July 3, 2003 (File Nos. 333-63692, 811-05626).

(4)	(m)	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(4)	(n)	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos.
333-133944, 811-05626).

(4)	(o)	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos.
333-133944, 811-05626).

(4)	(p)	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(4)	(q)	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(4)	(r)	Company Address and Name Change Endorsement, incorporated herein by reference to
Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(5)		ING SmartDesign Advantage Variable Annuity Customer Data Form, (GA-CDF-1095)
(01/15/03) 111475, incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 16, 2003
(File Nos. 333-63692, 811-05626).

(6)	(a)	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA
Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

(6)	(b)	Amendment to Articles of Incorporation Providing for the Change in Purpose and Powers
of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1
for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange
Commission on April 9, 2007 (File Nos. 333-133076).

(6)	(c)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, dated
(12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a
Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company
filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-
133076).

(6)	(d)	Resolution of the board of directors for Powers of Attorney, dated (04/23/99), incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on
form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(6)	(e)	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into
GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13, 2004 (File
Nos. 333-28679, 811-05626).

(7)		Not applicable.

(8)	(a)	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No.
28 to a Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 1, 1998
(File Nos. 033-23351, 811-05626).

(8)	(b)	Asset Management Agreement between Golden American Life Insurance Company and
ING Investment Management LLC, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(8)	(c)	Participation Agreement between Golden American Life Insurance Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund, on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series (each a "Fund" or in the aggregate "Funds"), and Aeltus
Investment Management, Inc. ("Aeltus" or "Adviser"), incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on April 29, 2002 (File
Nos. 333-63692, 811-05626).

(8)	(d)	Form of Participation Agreement between Golden American Life Insurance Company,
Alliance Capital Management L.P., Alliance Fund Distributors, Inc., Alliance Variable
Products Series Fund, Inc. and Directed Services, Inc., incorporated herein by reference to
Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 26, 2001 (File
Nos. 333-63692, 811-05626).

(8)	(e)	Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on form N-4 for
Golden American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(8)	(f)	Amendment to Participation Agreement by and between AIM Variable Insurance Funds,
Inc., Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914,
811-05626).

(8)	(g)	Participation Agreement between Golden American Life Insurance Company, INVESCO
Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO
Distributors, Inc. incorporated herein by reference to Post-Effective amendment No. 1 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 29, 2002
(File Nos. 333-63692, 811-05626).

(8)	(h)	Participation Agreement and between Golden American Life Insurance Company and
Janus Aspen Series, incorporated herein by reference to Post-Effective amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 29, 2002
(File Nos. 333-63692, 811-05626).

(8)	(i)	Participation Agreement between Golden American Life Insurance Company, Brinson
Series Trust and Brinson Advisors, Inc., incorporated by reference to Post-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692,
811-05626).

(8)	(j)	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-
Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

(8)	(k)	Participation Agreement by and between ING Variable Insurance Trust, Golden American
Life Insurance Company and ING Mutual Funds Management Co. LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 26, 2002
(File Nos. 033-23351, 811-05626).

(8)	(l)	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for
Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(8)	(m)	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on December 2,
2005 (File Nos. 333-33914, 811-05626).

(8)	(n)	Participation Agreement by and between ING Variable Portfolios, Inc., Golden American
Life Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

(8)	(o)	Participation Agreement by and between Portfolio Partners, Inc., Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

(8)	(p)	Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

(8)	(q)	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity Company
and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(8)	(r)	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(8)	(s)	Amendment to Participation Agreement by and between Fidelity Distributors Corporation and ING USA Annuity and Life Insurance Company, incorporated herein by reference to
Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(8)	(t)	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No.
17 of a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate
Account NY-B filed with the Securities and Exchange Commission on February 1, 2007
(File Nos. 333-85618, 811-07935).

(8)	(u)	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

(8)	(v)	Amendment to Participation Agreement by and between PIMCO Variable Insurance Trust,
Golden American Life Insurance Company and PIMCO Funds Distributors LLC,
incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005 (File
Nos. 333-33914, 811-05626).

(8)	(w)	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
Funds Distributor, Inc., incorporated herein by reference to Post-Effective Amendment No.
32 to a Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 26, 2002
(File Nos. 033-23351, 811-05626).

(8)	(x)	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective
Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(8)	(y)	Amendment to Participation Agreement by and between ProFunds, Golden American Life
Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to
Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(8)	(z)	Participation Agreement between Golden American Life Insurance Company and Putnam
Variable Trust and Putnam Retail Management, L.P., incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 26, 2001 (File
Nos. 333-63692, 811-05626).

(8) (aa)	Participation Agreement by and between Prudential Series Fund, Inc., Golden American
Life Insurance Company Prudential Insurance Company of America and Prudential
Investment Management Services LLC, incorporated herein by reference to Pre-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

(8) (bb)	Amendment to Participation Agreement by and between Prudential Series Fund, Inc.,
Golden American Life Insurance Company, Prudential Insurance Company of America
and Prudential Investment Management Services LLC, incorporated herein by reference to
Post-Effective Amendment No. 9 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 15, 2000 (File Nos. 333-28679, 811-05626).

(9)	Opinion and Consent of Counsel, attached.

(10)	Consent of Independent Registered Public Accounting Firm, attached.

(11)	Not applicable.

(12)	Not applicable.

(13)	Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Harry N. Stout*	1475 Dunwoody Drive West Chester, PA 19380	President
Robert W. Crispin*	230 Park Avenue, 13th Floor, New York, NY 10169	Director
David A. Wheat*	5780 Powers Ferry Road Atlanta, GA 30327-4390	Chief Financial Officer, Director and
Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Chief
Accounting Officer
Kathleen A. Murphy*	151 Farmington Avenue Hartford, CT 06156	Director and Senior Vice President
Thomas J. McInerney*	151 Farmington Avenue Hartford, CT 06156	Director and Chairman
Catherine H. Smith*	151 Farmington Avenue Hartford, CT 06156	Director and Senior Vice President
Boyd G. Combs	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President
James R. Gelder	20 Washington Avenue South Minneapolis, MN 55401	Senior Vice President
James R. McInnis	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President
Stephen J. Preston	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Linda E. Senker	1475 Dunwoody Drive West Chester, PA 19380	Vice President and Chief Compliance
Officer
Joy M. Benner	20 Washington Avenue South Minneapolis, MN 55401	Secretary

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 12 to Registration
Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate
Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed with the
Securities and Exchange Commission on April 9, 2007.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of March 30, 2007, there are 5,157 qualified contract owners and 4,826 non-qualified contract owners.

ITEM 28. INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses
(including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving
ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings,
Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. Directed Services LLC is the
principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ,
ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of
ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal Business Address James R. McInnis Robert J. Hughes Shaun P. Mathews 10 State House Square, Hartford, CT 06103 Kimberly Anderson	Positions and Offices with Underwriter Director and President Director Director and Executive Vice President Senior Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Robert S. Naka	Senior Vice President and Assistant
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258 Secretary
Michael J. Roland	Senior Vice President and Assistant Secretary
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Laurie M. Tillinghast	Senior Vice President
10 State House Square, Hartford, CT 06103
Stanley D. Vyner	Senior Vice President
230 Park Ave 13th Floor, New York, NY 10169
Anita F. Woods	Chief Financial Officer
5780 Powers Ferry Road Atlanta, GA 30327-4390
Beth G. Shanker	Broker Dealer Chief Compliance Officer
1290 Broadway Denver, CO 80203
Joseph M. O’Donnell	Investment Advisor Chief Compliance
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258 Officer and Senior Vice President
Julius A. Drelick, III	Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
William A. Evans	Vice President
151 Farmington Avenue Hartford, CT 06156
Todd R. Modic	Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Alyce L. Shaw	Vice President
David S. Pendergrass	Vice President and Treasurer
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Dawn M. Peck	Vice President, Assistant Treasurer and
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258 Assistant Secretary
Joy M. Benner	Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Diana R. Cavender	Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Randall K. Price	Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Edwina P.J. Steffer	Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Susan M. Vega	Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Stephen G. Wastek	Assistant Secretary
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
James A. Shuchart Bruce Kuennen	General Counsel Attorney-in-Fact

(c)
	2006 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$429,206,095	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1.	The account meets the definition of a "separate account" under federal securities laws.

2.	ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effect Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania, on the 13th day of April, 2007.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE
COMPANY
(Depositor)

By:

Harry N. Stout*
President (principal executive officer)

By:	/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 13, 2007.

Signature	Title President
Harry N. Stout*	(principle executive officer) Chief Accounting Officer
Steven T. Pierson* DIRECTORS
Chief Financial Officer

David A. Wheat*

Robert W. Crispin*

Thomas J. McInerney*
Kathleen A. Murphy*

________________ Catherine H. Smith*

By:	/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
(13)	Powers of Attorney	EX-99.B13